As filed with the Securities and Exchange Commission on April 28, 2014

Registration No. 333-70728

811-04113

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 42

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 241

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)

(Exact name of Registrant)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

(formerly, The Manufacturers Life Insurance Company (U.S.A.))

(Name of Depositor)

(617) 663-3000

(Depositor’s Telephone Number Including Area Code)

Copy to:

38500 Woodward Avenue Bloomfield Hills, Michigan 48304 (Address of Depositor’s Principal Executive Offices)	Thomas J. Loftus, Esquire John Hancock Life Insurance Company (U.S.A.) 601 Congress Street Boston, MA 02210-2805 (Name and Address of Agent for Service)

Title of Securities Being Registered: Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on April 30, 2014, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Venture® Variable Annuity Prospectus

PREVIOUSLY ISSUED CONTRACTS

April 30, 2014

This Prospectus describes interests in VENTURE® flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Venture® Variable Annuity Contract for the name of your issuing Company. Effective October 7, 2011, the Contracts are no longer offered for sale.

Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust B1,2	Global Trust[1,2]	Money Market Trust[5]
Active Bond Trust[1,2]	Health Sciences Trust[2]	Natural Resources Trust[2]
All Cap Core Trust[1,2]	High Yield Trust[2]	Real Estate Securities Trust[2]
American Asset Allocation Trust[2]	International Core Trust[2]	Real Return Bond Trust[1,2]
American Global Growth Trust[2]	International Equity Index Trust B1,2	Science & Technology Trust[2]
American Growth Trust[2]	International Growth Stock Trust[2]	Short Term Government Income Trust[2]
American Growth-Income Trust[2,5]	International Small Company Trust[2]	Small Cap Growth Trust[2]
American International Trust[2]	International Value Trust[2]	Small Cap Index Trust[1,2]
American New World Trust[2]	Investment Quality Bond Trust[2]	Small Cap Opportunities Trust[2,6]
Blue Chip Growth Trust[2]	Lifestyle Aggressive MVP[2]	Small Cap Value Trust[2]
Bond Trust[2]	Lifestyle Aggressive PS Series	Small Company Value Trust[2]
Capital Appreciation Trust[2]	Lifestyle Balanced MVP	Strategic Income Opportunities Trust[1,2]
Capital Appreciation Value Trust[2]	Lifestyle Balanced PS Series	Total Bond Market Trust B
Core Bond Trust[1,2]	Lifestyle Conservative MVP	Total Return Trust[2]
Core Strategy Trust[3]	Lifestyle Conservative PS Series	Total Stock Market Index Trust[1,2]
Equity-Income Trust[2]	Lifestyle Growth MVP	Ultra Short Term Bond Trust
Financial Services Trust[2]	Lifestyle Growth PS Series	U.S. Equity Trust[1,2]
Franklin Templeton Founding Allocation Trust[2]	Lifestyle Moderate MVP	Utilities Trust[1,2]
Fundamental All Cap Core Trust[1,2]	Lifestyle Moderate PS Series	Value Trust[2]
Fundamental Large Cap Value Trust[1,2,4]	Mid Cap Index Trust[2]	BLACKROCK VARIABLE SERIES
Fundamental Value Trust[2]	Mid Cap Stock Trust[2]	FUNDS, INC.
Global Bond Trust[2]	Mid Value Trust[1,2]	BlackRock Basic Value V. I. Fund[7]
BlackRock Global Allocation V. I. Fund[7]
BlackRock Value Opportunities V. I. Fund[7]
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio[1]

[1]	Not available with Venture 2006, Ven 24, Ven 20 and Ven 21 Contracts issued on or after May 1, 2006.
[2]	Not available with Contracts issued on or after November 23, 2009.
[3]

Successor to Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust.

[4]	Successor to All Cap Value Trust.
[5]	Subject to restrictions (see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”).
[6]	Successor to Smaller Company Growth Trust.
[7]	Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuities Service Center	Mailing Address	Annuities Service Center	Mailing Address
30 Dan Road – Suite 55444	P.O. Box 55444	30 Dan Road – Suite 55444	P.O. Box 55445
Canton, MA 02021-2809	Boston, MA 02205-5444	Canton, MA 02021-2809	Boston, MA 02205-5445
(800) 344-1029	www.jhannuities.com	(800) 551-2078	www.jhannuitiesnewyork.com

0414:70385	Venture® Variable Annuity

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I. Glossary

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 Act: The Investment Company Act of 1940, as amended.

Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.

Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.

Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.

Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.

Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”

Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Annuities Service Center: The mailing address of our service office is listed on page ii of this Prospectus. You can send overnight mail to us at the street address of the Service Center, 30 Dan Road – Suite 55444, Canton, MA 02021-2809.

Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

Code: The Internal Revenue Code of 1986, as amended.

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Company: John Hancock USA or John Hancock New York, as applicable.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.

Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.

Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.

Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Financial Account Plan. A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.

Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

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Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

John Hancock New York: John Hancock Life Insurance Company of New York.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

Nonqualified Contract: A Contract which is not issued under a Qualified Plan.

Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Pay-out Period: The period when we make annuity payments to you following the Annuity Commencement Date.

Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Rider: An optional benefit that you may have elected for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.

Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

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Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.

Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.

Step-Up Date: The date on which we determine whether a Step-Up could occur.

Subaccount: A separate division of the applicable Separate Account.

Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

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II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

What kind of Contract is described in this Prospectus?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

This Prospectus is only authorized for use in connection with Venture® Variable Annuity Contracts purchased prior to October 7, 2011.

This Prospectus primarily describes features of our previously issued versions of the Venture® Contract. We describe several versions of the Venture® Contract, which we may refer to as Venture® 2006 (available May 1, 2006 – October 7, 2011), subject to state availability), Ven 20, or Ven 22 (available May 1, 1998 – November 20, 2006, subject to state availability) and Ven 24 (available May 1999 – May 2006 in New York only). This Prospectus also describes certain older versions of the Contract, including Ven 8 (sold from September 1992 until February 1995) and Ven 9 (sold only in New York from November 1992 – May 1999), Ven 7 (sold from August 1989 until April 1999), Ven 3, (sold from November 1986 until October 1993), and Ven 1 (sold from June 1985 until June 1987). The principal differences between the recent versions of the Contract and the prior Contracts relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and, in the case of Ven 7 and Ven 8 Contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.

Who issued my Contract?

Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

What are some benefits of the Contract?

The Contract offers access to Variable Investment Options, tax-deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.”

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.

The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

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How does the Contract work?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?

That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances and you may be unable to make an Additional Purchase Payment.

Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract – Purchase Payments”).

Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year you become age 70 1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.

Annuity Pay-Out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).

What charges do I pay under the Contract?

Your Contract has an annual Contract fee of $30. Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a Guaranteed Minimum Withdrawal Benefit Rider), or if you surrender your Contract in its entirety for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.

What are my investment choices?

Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.

Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you’ve invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct – see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

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In selecting Variable Investment Options under a Contract, you should consider:

•

You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.

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Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.

Restrictions on the Money Market Investment Option. You will not be permitted to make new investments in the Money Market Investment Option unless all or a portion of your Contract Value was allocated to the Money Market Investment Option on April 26, 2013. If so, you may continue to make new investments through Additional Purchase Payments (if not otherwise restricted) to that Option. However, transfers of amounts from other Investment Options are not permitted, and you can no longer invest in the Money Market Investment Option if at any time thereafter you fail to maintain a minimum balance in that Option (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. Also, some Contracts may still be able to transfer existing money from their Variable Investment Options into a Fixed Investment Option. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.

Note regarding Ven 1 Contracts. Ven 1 Contracts may invest in the Investment Quality Bond, Money Market and U.S. Equity Investment Options only. Other Contracts and/or Riders may also restrict available Investment Options.

How can I change my investment choices?

Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for future Purchase Payments at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract –Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”

The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).

How do I access my money?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges

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and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.

What types of optional benefit Riders may have been available to me under the Contract?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this Prospectus:

Appendix B: Optional Enhanced Death Benefits

•	Guaranteed Earnings Multiplier Death Benefit;

•	Triple Protection Death Benefit;

•	Enhanced Death Benefit (Ven 7 and Ven 8 only); and

•	Annual Step-Up Death Benefit (Venture® 2006 only).

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

•	Income Plus For Life® 1.11;

•	Income Plus For Life – Joint Life® 1.11;

•	Income Plus For Life® 5.09;

•	Income Plus For Life – Joint Life® 5.09;

•	Income Plus For Life® 12.08;

•	Income Plus For Life – Joint Life® 12.08;

•	Income Plus For Life® (Quarterly Step-Up Review);

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);

•	Income Plus For Life® (Annual Step-Up Review);

•	Income Plus For Life – Joint Life® (Annual Step-Up Review);

•	Principal Plus;

•	Principal Plus for Life;

•	Principal Plus for Life Plus Automatic Annual Step-Up;

•	Principal Plus for Life Plus Spousal Protection; and

•	Principal Returns.

We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all ten Income Plus For Life® Riders, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; Income Plus For Life – Joint Life® 12.08; Income Plus For Life® 5.09; Income Plus For Life – Joint Life® 5.09; Income Plus For Life® 1.11; and Income Plus For Life – Joint Life® 1.11.

If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix D: Optional Guaranteed Minimum Income Benefits

•	Guaranteed Retirement Income Programs – offered by John Hancock USA;

•	Guaranteed Retirement Income Programs – offered by John Hancock New York.

Payment Enhancement Rider. If you purchased your Contract in New York, John Hancock New York offered a Payment Enhancement optional benefit Rider. Under this Rider, John Hancock New York credits a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004, or between October 16, 2006 and November 9, 2007) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge that applies for a longer period of time. The Payment Enhancement Rider was not available for Contracts issued before January 2001 or on or after November 12, 2007. When available, it could only be elected at Contract issue, and it cannot be revoked once elected.

8

What are the tax consequences of owning a Contract?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

•	withdrawals (including surrenders and systematic withdrawals);

•	payment of any death benefit proceeds;

•	periodic payments under one of our annuity payment options;

•	certain ownership changes; and

•	any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

•	the type of the distribution;

•	when the distribution is made;

•	the nature of any Qualified Plan for which the Contract is being used; and

•	the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.

A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax advisor. We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.

Do I receive Transaction Confirmations?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

9

III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Venture® Contract. The tables also describe the fees and expenses for older versions of the Venture® Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described in this Prospectus under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

John Hancock USA

	Ven 20, 22, 2006	Ven 7, Ven 8	Ven 1, Ven 3
Withdrawal Charge (as percentage of Purchase Payments)[2]
First Year	6%	6%	5%
Second Year	6%	6%	5%
Third Year	5%	5%	5%
Fourth Year	5%	4%	5%
Fifth Year	4%	3%	5%
Sixth Year	3%	2%	0%
Seventh Year	2%	0%	0%
Thereafter	0%	0%	0%
Transfer Fee[3]
Maximum Fee	$25	$25	$25
Current Fee	$0	$0	$0

John Hancock New York

	Ven 24, 2006	Ven 24, 2006	Ven 9
Withdrawal Charge (as percentage of Purchase Payments)[2]	(With Payment Enhancement)	(Without Payment Enhancement)
First Year	8%	6%	6%
Second Year	8%	6%	6%
Third Year	7%	5%	5%
Fourth Year	7%	5%	4%
Fifth Year	5%	4%	3%
Sixth Year	4%	3%	2%
Seventh Year	3%	2%	0%
Eighth Year	1%	0%	0%
Thereafter	0%	0%	0%
Transfer Fee[3]
Maximum Fee	$25	$25	$25
Current Fee	$0	$0	$0

1	State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions – Premium Taxes”).
2	The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.
3	This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

10

The following table describes fees and expenses that you pay periodically during the time that you own the Contract. These tables do not include annual Portfolio operating expenses.

Periodic Fees and Expenses Other than Portfolio Expenses

John Hancock USA
	Venture® 2006		Ven 20, 22	Ven 3, Ven 7 and Ven 8	Ven 1
Annual Contract Fee[1]	$30		$30	$30	$30
Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)	Contract Years 1-7	Contract Years 8+

Mortality and Expense Risks Fee[3] Administration Fee – asset based	1.00% 0.15%	0.85% 0.15%	1.25% 0.15%	1.25% 0.15%	1.30% 0.00%

Total Annual Separate Account Expenses[2] (With No Optional Benefits Reflected)	1.15%	1.00%	1.40%	1.40%	1.30%
Optional Benefits	Contract Years 1-7	Contract Years 8+
Fees deducted from Separate Account:

Optional Guaranteed Earnings Multiplier Fee	not offered	not offered	0.20%	not offered	not offered

Optional Annual Step-Up Death Benefit Fee	0.20%	0.20%	not offered	not offered	not offered

Total Annual Separate Account Expenses[4] (With Optional Benefits reflected, as applicable)	1.35%	1.20%	1.60%	1.40%	1.30%

Fees Deducted from Contract Value:

Optional Guaranteed Minimum Withdrawal Benefit Rider Fee (maximum)[5]	1.20%	1.20%	1.20%	not offered	not offered
Optional Guaranteed Retirement Income Programs (as a percentage of Income Base)[6]	not offered	not offered	0.50%	not offered	not offered
Optional Triple Protection Death Benefit (as a percentage of Triple Protection Death Benefit)[7]	not offered	not offered	0.50%	not offered	not offered

1

The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture® Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 1, Ven 3, Ven 7 or Ven 8 Contracts.

2	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
3	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
4	Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the Optional Guaranteed Earnings Multiplier Fee and the optional Annual Step-Up Death Benefit Fee, as applicable.
5

See the chart below for the current and maximum fees for each guaranteed minimum withdrawal benefit Rider. This fee is deducted from the Contract Value. This is an annual charge applied as a percentage of the Adjusted Benefit Base (for the Income Plus For Life® Series Riders), and as a percentage of the Adjusted Guaranteed Withdrawal Balance (for the Principal Plus Rider, the Principal Plus for Life Series Riders, and the Principal Returns Rider).

6	Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability.
7	Subject to state availability, the Triple Protection Death Benefit was offered from December 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, or Guaranteed Retirement Income Program III.

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John Hancock New York
	Venture® 2006		Ven 24	Ven 9
Annual Contract Fee[1]	$30		$30	$30
Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)	Contract Years 1-7	Contract Years 8+

Mortality and Expense Risks Fee[3] Administration Fee – asset based	1.00% 0.15%	0.85% 0.15%	1.25% 0.15%	1.25% 0.15%
Total Annual Separate Account Expenses[2]	1.15%	1.00%	1.40%	1.40%
Optional Benefits	Contract Years 1-7	Contract Years 8+
Fees deducted from Separate Account:
Optional Annual Step-Up Death Benefit Fee	0.20%	0.20%	not offered	not offered
Optional Payment Enhancement Fee	0.35%	0.35%	0.35%	not offered

Total Annual Separate Account Expenses[4]	1.70%	1.55%	1.75%	1.40%

Other Account Fees Deducted from Contract Value:

Optional Guaranteed Minimum Withdrawal Benefit Rider Fee (maximum)[5]	1.20%	1.20%	0.75%	not offered
Optional Guaranteed Retirement Income Programs (as a percentage of Income Base)[6]	not offered	not offered	0.45%	not offered

[1]

The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture® Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This exclusion does not apply to Ven 9 Contracts.

[2]

We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options unless otherwise noted. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any Fixed Investment Option is also reduced by 0.35%.

[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]

Amount shown includes the Mortality and Expense Risks Fee, Administration Fee as well as the Optional Guaranteed Earnings Multiplier Fee and the optional Annual Step-Up Death Benefit Fee, as applicable.

[5]

See the chart below for the current and maximum fees for each guaranteed minimum withdrawal benefit Rider. This fee is deducted from the Contract Value. This is an annual charge applied as a percentage of the Adjusted Benefit Base (for the Income Plus For Life® Series Riders) and as a percentage of the Adjusted Guaranteed Withdrawal Balance (for the Principal Plus Rider, the Principal Plus for Life Series Riders and the Principal Returns Rider).

[6]

Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability.

Other Fees deducted from Contract Value
Optional Guaranteed Minimum Withdrawal Benefit Riders (We deduct the fee, as applicable, on an annual basis from Contract Value)

		Income Plus For Life® (Annual Step-Up Review)[1]	Income Plus For Life – Joint Life® (Annual Step-Up Review) (not available in New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) Series (issued outside New York)[1]	Income Plus For Life® (Quarterly Step-Up Review) Series (issued in New York)[1]	Income Plus For Life® 12.08 Series (issued outside New York)[1]	Income Plus For Life® 12.08 Series (issued in New York)[1]
Maximum Fee		1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee		0.60%	0.60%	0.75%	0.70%	0.85%	0.80%
	Income Plus For Life® 5.09 Series[1]	Income Plus For Life® 1.11[1] Series	Principal Plus for Life Plus Automatic Annual Step-Up2	Principal Plus for Life Plus Spousal Protection[3]	Principal Plus for Life[4]	Principal Plus[5]	Principal Returns[6]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	0.75%	0.75%	0.95%
Current Fee	0.90%	1.00%	0.70%	0.65%	0.40%	0.30%	0.50%

[1]

The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped up to equal the Contract Value.

[2]

The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is 0.70% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.

12

3	The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
4	The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
5	The current charge for the Principal Plus Rider is 0.30% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.
6	The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is stepped up to equal the Contract Value.

The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2013)	Minimum[1]	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued on and after May 13, 2002	0.50%	1.60%
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses for Contracts issued prior to May 13, 2002	0.30%	1.60%

[1]

For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Portfolio shares for certain Variable Investment Options available under those Contracts.

Examples

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses.

Example 1: Venture® 2006 Contracts (issued on or after May 1, 2006)

(a)	Maximum Portfolio Operating Expenses – Contracts issued on or after November 23, 2009 with optional benefit Riders

(b)	Maximum Portfolio Operating Expenses – Contracts issued on or after July 17, 2006 with optional benefit Riders

(c)	Maximum Portfolio Operating Expenses – Contracts issued on or after May 1, 2006 with optional benefit Riders

(d)	Minimum Portfolio Operating Expenses – Contracts issued with no optional benefit Riders

Example 2: Ven 20, 22, 24 Contracts (issued after May 13, 2002 and before May 1, 2006)

(a)	Maximum Portfolio Operating Expenses – John Hancock USA Contracts issued before May 1, 2006 with optional benefit Riders

(b)	Maximum Portfolio Operating Expenses – John Hancock USA Contracts issued before December 9, 2003 with optional benefit Riders

(c)	Maximum Portfolio Operating Expenses – John Hancock New York Contracts issued before May 1, 2006 with optional benefit Riders

(d)	Maximum Portfolio Operating Expenses – John Hancock New York Contracts issued before December 11, 2004 with optional benefit Riders

(e)	Minimum Portfolio Operating Expenses – Contracts with no optional benefit Riders

All examples assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. In the “Maximum Portfolio Operating Expenses” examples, we also assume that you will pay the maximum annual Contract fee, the fees for any optional benefit Riders shown in the example and the maximum fees and expenses of any of the Portfolios. In the “Minimum Portfolio Operating Expenses” examples, we assume that you do not invest in any optional benefit Riders and that you will pay the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Please note that the Rider fees are reflected as a percentage of the Adjusted Benefit Base or Adjusted Guaranteed Withdrawal Balance, which may vary in value from the total Variable Investment Option value.

Although we provide you with examples of the costs for a Contract based on these assumptions, your actual costs may be higher or lower.

13

Example 1 (a): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after November 23, 2009 with Annual Step-Up Death Benefit and Income Plus For Life® Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the contract at the end of the applicable time period:	$921	$1,601	$2,311	$4,012
If you annuitize, or do not surrender the contract at the end of the applicable time period:	$366	$1,125	$1,920	$4,012

Example 1 (b): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after July 17, 2006 with Annual Step-Up Death Benefit and Principal Plus for Life Plus Automatic Annual Step-Up Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the contract at the end of the applicable time period:	$979	$1,771	$2,590	$4,565
If you annuitize, or do not surrender the contract at the end of the applicable time period:	$427	$1,304	$2,213	$4,565

Example 1 (c): Maximum Portfolio operating expenses – Venture® 2006 Contracts issued on or after May 1, 2006 with Annual Step-Up Death Benefit and Principal Plus for Life Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the contract at the end of the applicable time period:	$931	$1,631	$2,355	$4,065
If you annuitize, or do not surrender the contract at the end of the applicable time period:	$380	$1,160	$1,969	$4,065

Example 1 (d): Minimum Portfolio operating expenses – Venture® 2006 Contracts issued on or after May 1, 2006 with no optional benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the contract at the end of the applicable time period:	$730	$1,029	$1,311	$1,922
If you annuitize, or do not surrender the contract at the end of the applicable time period:	$171	$529	$911	$1,922

Example 2 (a): Maximum Portfolio operating expenses – John Hancock USA Contracts (Ven 20, 22) issued before May 1, 2006 with Guaranteed Earnings Multiplier and Principal Plus for Life Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$955	$1,700	$2,468	$4,333
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$404	$1,233	$2,088	$4,333

Example 2 (b): Maximum Portfolio operating expenses – John Hancock USA Contracts (Ven 20, 22) issued before December 9, 2003 with Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program III Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$928	$1,624	$2,341	$4,080
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$378	$1,154	$1,956	$4,080

14

Example 2 (c): Maximum Portfolio operating expenses – John Hancock New York Contracts (Ven 24) Contracts issued before May 1, 2006 with Payment Enhancement and Principal Plus for Life Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,152	$1,927	$2,630	$4,462
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$419	$1,277	$2,148	$4,462

Example 2 (d): Maximum Portfolio operating expenses – John Hancock New York Contracts (Ven 24) issued before December 11, 2004 with Guaranteed Retirement Income Program II Rider

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$905	$1,556	$2,231	$3,876
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$354	$1,082	$1,841	$3,876

Example 2 (e): Minimum Portfolio operating expenses – Ven 20, 22, 24 Contracts issued after May 13, 2002 and before May 1, 2006 with no optional benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$754	$1,102	$1,440	$2,245
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$196	$605	$1,040	$2,245

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

15

IV. General Information about Us, the Separate Accounts and the Portfolios

The Companies

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955, by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 30 Dan Road – Suite 55444, Canton, MA 02021-2809.

John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center at 30 Dan Road – Suite 55444, Canton, MA 02021-2809.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.

The Separate Accounts

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.

We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or (in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

16

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Portfolios

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

•	the John Hancock Variable Insurance Trust; or

•	(for certain John Hancock USA Contracts issued before May 1, 2006) the PIMCO Variable Insurance Trust with respect to the “PIMCO VIT All Asset Portfolio”; or

•

(for certain John Hancock USA Contracts issued before January 28, 2002) the BlackRock Variable Series Funds, Inc. with respect to the “BlackRock Basic Value V.I. Fund,” the “BlackRock Value Opportunities V.I. Fund” and the “BlackRock Global Allocation V.I. Fund.”

The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.

In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders). We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and allow us to effectively and efficiently manage our exposure under the Contract (and option benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction Costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The All Asset Portfolio of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC (“PIMCO”) and pays investment management fees to PIMCO.

The BlackRock Basic Value V.I. Fund, BlackRock Value Opportunities V.I. Fund, and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC (“BIM”), an affiliate, to act as the investment subadviser to the BlackRock Basic Value V.I. Fund, the BlackRock Value Opportunities V.I. Fund and the BlackRock Global Allocation V.I. Fund, and BlackRock International Limited (“BIL”), an affiliate, to act as the investment subadviser to the BlackRock Global Allocation V.I. Fund and may pay BIM and BIL a portion of the annual management fee it receives from each respective Portfolio.

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If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.

Funds of Funds and Master-Feeder Funds

Each of the John Hancock Variable Insurance Trust’s Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, Lifestyle Moderate MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series, and the PIMCO VIT All Asset Portfolio is a “fund of funds” that invests in other underlying mutual funds (collectively, the “Funds of Funds”). Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of the portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio. JHIMS LLC retains QS Investors, LLC to provide direct subadvisory consulting services in its management of the Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP and Lifestyle Moderate MVP.

Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International, and American New World Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding master fund which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio.

18

You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
American Asset Allocation Trust Series II	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Asset Allocation Fund, which invests in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

American Global Growth Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Global Growth Fund, which invests primarily in common stocks of companies domiciled around the world that have potential for growth.

American Growth Trust Series II	Seeks to provide growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that offer superior opportunities for growth of capital.

American Growth-Income Trust Series II	Seeks to provide growth of capital and income. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth-Income Fund, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

American International Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series International Fund, which invests primarily in common stocks of companies domiciled outside the U.S., including in emerging and developing countries, that have potential for growth.

American New World Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that have potential of providing capital appreciation.

Davis Selected Advisers, L.P.
Financial Services Trust Series I, II	Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Davis Selected Advisers, L.P. (cont.)
Fundamental Value Trust Series I, II	Seeks growth of capital. To do this, the Portfolio invests primarily in common stocks of U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

Declaration Management & Research LLC
Total Bond Market Trust B Series II	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays U.S. Aggregate Bond Index.

Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Active Bond Trust Series I, II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. As part of its investment strategy, the Portfolio may invest in mortgage-backed securities to a significant extent.

Deutsche Investment Management Americas Inc. (“DIMA”)
Real Estate Securities Trust[2] Series I, II	Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

Dimensional Fund Advisors LP
International Small Company Trust Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in securities of small cap companies in the particular markets in which the Portfolio invests. The Portfolio will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

Dimensional Fund Advisors LP (“DFA”) & Invesco Advisers, Inc. (“Invesco”)[3]
Small Cap Opportunities Trust (successor to Smaller Company Growth Trust) Series I, II	Seeks long-term capital appreciation. To do this, the portion of the Portfolio’s net assets managed by Invesco is invested in at least 80% equity securities of small-capitalization companies, and the portion of the Portfolio’s net assets managed by DFA is invested in a broad and diverse group of readily marketable common stocks of U.S. small- and mid-cap companies.

20

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Grantham, Mayo, Van Otterloo & Co. LLC
International Core Trust Series I, II	Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified portfolio of equity investments from developed markets outside the U.S.

U.S. Equity Trust Series I, II	Seeks long term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in equity securities intended to provide higher returns than the Russell 3000 Index.[4]

Invesco Advisers, Inc.
International Growth Stock Trust Series II	Seeks long term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in stocks of any market capitalization and focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

Value Trust Series I, II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio, invests at least 65% of its total assets in equity securities that are believed to be undervalued relative to the stock market in general.

Jennison Associates LLC
Capital Appreciation Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in capitalization and are attractively valued and have above-average growth prospects.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust Series II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

Franklin Templeton Founding Allocation Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global Trust, Income Trust and Mutual Shares Trust. The Portfolio is a fund of funds and is also authorized to invest in other underlying Portfolios and investment companies.

Fundamental All Cap Core Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of highly differentiated companies across the capitalization spectrum with key growth drivers, sustainable cash flow production and high returns on capital.

21

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC (cont.)
Fundamental Large Cap Value Trust (successor to All Cap Value Trust) Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its total assets in equity securities of companies with a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index.[4]

Short Term Government Income Trust Series I, II	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. To do this, the Portfolio invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities. The Portfolio’s normal effective duration is no more than 3 years.

Strategic Income Opportunities Trust Series I, II	Seeks a high level of current income. To do this, the Portfolio invests primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds.

Ultra Short Term Bond Trust Series II

Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital. To do this, the Portfolio invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade debt securities.

Note: The Ultra Short Term Bond Portfolio is not a money market fund. Although the Portfolio seeks to preserve the principal value of your investment, the Portfolio’s value fluctuates, and it is possible to lose money by investing in this Investment Option.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
500 Index Trust B Series I, II	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500® Index and securities that as a group will behave in a manner similar to the index.[5]

Mid Cap Index Trust Series I, II	Seeks to approximate the aggregate total return of a mid-cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P MidCap 400® Index[5] and securities that as a group behave in a manner similar to the index.

22

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Money Market Trust Series I, II

Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

Note: Although the Money Market Portfolio seeks to preserve the principal value of your investment, it is possible to lose money by investing in this Investment Option. For example the Money Market Portfolio could lose money if a security purchased by the Portfolio is downgraded, and the Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying Money Market Portfolio is not sufficient to offset the Contract’s expense deductions.

Small Cap Index Trust Series I, II	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Russell 2000® Index[4] and securities that will as a group behave in a manner similar to the index.

Total Stock Market Index Trust Series I, II	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Wilshire 5000® Total Market Index[6] and securities that as a group will behave in a manner similar to the index.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Core Strategy Trust (successor to Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust)
Series II

Seeks long term growth of capital; current income is also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in equity securities and portfolios which invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and portfolios which invest primarily in fixed income securities. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

23

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Aggressive MVP Series I, II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to 18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the Portfolio’s objective.

Lifestyle Aggressive PS Series Series I, II	Seeks long-term growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Balanced MVP Series I, II	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The Portfolio’s exposure to equity securities normally will not exceed 100%.

24

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Balanced PS Series Series I, II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 50% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 50% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Conservative MVP Series I, II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.

Lifestyle Conservative PS Series Series I, II	Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

25

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Growth MVP Series I, II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.

Lifestyle Growth PS Series Series I, II	Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 70% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Moderate MVP Series I, II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.

26

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Moderate PS Series Series I, II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Massachusetts Financial Services Company
Utilities Trust Series I, II	Seeks capital growth and current income. To do this, the Portfolio invests at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry.

Pacific Investment Management Company LLC
Global Bond Trust Series I, II	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

Real Return Bond Trust Series II	Seeks maximum real return, consistent with preservation of real capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives.

Total Return Trust Series I, II	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives.

QS Investors, LLC
All Cap Core Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap), of those included in the Russell 3000 Index.[4]

27

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

SSgA Funds Management, Inc.
International Equity Index Trust B Series I, II	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. To do this, the Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index,[7] or American Depository Receipts or Global Depository Receipts representing such securities.

T. Rowe Price Associates, Inc. and RCM Capital Management LLC[8]
Science & Technology Trust Series I, II	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

T. Rowe Price Associates, Inc.
Blue Chip Growth Trust Series I, II	Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries and have the potential for above-average earnings growth.

Capital Appreciation Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the Portfolio’s assets. The remaining assets are invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures and options. The Portfolio may invest up to 20% of its total assets in foreign securities.

Equity-Income Trust Series I, II	Seeks to provide substantial dividend income and also long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Health Sciences Trust Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Mid Value Trust Series I, II	Seek long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

T. Rowe Price Associates, Inc. (cont.)
Small Company Value Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in small companies whose common stocks are believed to be undervalued.

Templeton Global Advisors Limited
Global Trust Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Templeton Investment Counsel, LLC
International Value Trust[9] Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Wellington Management Company, LLP
Investment Quality Bond Trust Series I, II	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

Mid Cap Stock Trust Series I, II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

Natural Resources Trust Series II	Seeks long-term total return. To do this, the Portfolio invests at least 80% of its net assets in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.

Small Cap Growth Trust Series I, II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

Small Cap Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to be undervalued.

Wells Capital Management, Incorporated
Core Bond Trust Series II	Seeks total return consisting of income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

You should disregard any reference to Series I shares of the John Hancock Variable Insurance Trust if your Contract was issued after May 13, 2002.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Western Asset Management Company
High Yield Trust[10] Series I, II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. government and foreign securities.

BLACKROCK VARIABLE SERIES FUNDS, INC.

We show the Portfolio’s manager in bold above the name of the Portfolio.

BlackRock Investment Management, LLC
BlackRock Basic Value V. I. Fund[11] Series II	Seeks capital appreciation and, secondarily, income.

BlackRock Value Opportunities V. I. Fund[11] Series II	Seeks long-term growth of capital.

BlackRock Investment Management, LLC and BlackRock International Limited
BlackRock Global Allocation V. I. Fund[12] Series II	Seeks high total investment return.

PIMCO VARIABLE INSURANCE TRUST

We show the Portfolio’s manager in bold above the name of the Portfolio.

Pacific Investment Management Company
PIMCO VIT All Asset Portfolio Class M	Seeks maximum real return consistent with preservation of real capital and prudent investment management.

[1]

The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[2]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[3]

The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[4]

“Russell 3000,” “Russell 2000,” “Russell 1000” and “Russell Midcap Value” are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalizations of companies included in the Russell 3000® Index ranged from less than $1 million to $494 billion, and the Russell 2000® Index ranged from less than $1 million to $7.9 billion. As of February 28, 2014, the lowest market capitalization of companies included in the Russell 1000® Value Index was $1 billion, and as of February 28, 2014, the market capitalizations of companies included in the Russell Midcap® Value” Index ranged from $1 billion to $28.4 billion.

[5]

“Standard & Poor’s,” “S&P 500,” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalizations of companies included in the S&P 500® Index ranged from $3.1 billion to $473.5 billion, and as of February 28, 2014, the market capitalizations of companies included in the S&P MidCap 400® Index ranged from $1 billion to $16.5 billion.

[6]

“Wilshire 5000” is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalizations of companies included in the Wilshire 5000® Total Market Index ranged from less than $1.0 million to $473.5 billion.

[7]

“MSCI All Country World ex-USA Index” is a service mark of Morgan Stanley Capital International Inc. and its affiliates (“MSCI”). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalization range of the Index was $847 million to $262 billion.

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[8]

The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.

[9]	The Portfolio is subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.
[10]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[11]	The Portfolio is subadvised by BlackRock Investment Management, LLC, an affiliate, under an agreement with BlackRock Advisors, LLC.
[12]	The Portfolio is subadvised by BlackRock Investment Management, LLC and BlackRock International Limited, affiliates, under an agreement with BlackRock Advisors, LLC.

Voting Interest

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

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V. Description of the Contract

Eligible Plans

Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters,” or you may request a copy of the SAI). The Contracts are also designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.

You should consult with a qualified tax advisor for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:

•

the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split;

•

any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges; and

•	the Contract was not designed to fund a comingled account for multiple participants in a Qualified Plan.

Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.

Eligibility Restrictions – Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters,” or you may request a copy of the SAI from the Annuities Service Center.

Beneficiary IRAs. For all Contracts that offered optional Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional Riders that were otherwise available under the Contract (see Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefits,” to determine what optional Riders, if any, were available).

We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.

Eligible Groups. John Hancock USA has issued group contracts to Venture® Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

Accumulation Period Provisions

Purchase Payments

Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.

•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

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Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.

•

(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

Additional Purchase Payments for Qualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30, unless you purchased a Ven 1 Contract. In that case, Additional Purchase Payments must be $25 for a Ven 1 Qualified Contract and $300 for a Ven 1 Nonqualified Contract. All Additional Purchase Payments must be in U.S. dollars.

We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your contract values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.

We may refuse to accept any Purchase Payment under a Ven 1 Contract in excess of $10,000 per Contract Year.

Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”). Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012;

•	no automatic withdrawal program from your Contract is in effect; and

•	your GMWB Rider is not in the Settlement Phase.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year that you become age 70 1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. We are not responsible for determining if the payment is a “rollover contribution,” and you should consult with a qualified tax advisor for additional information.

Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

•	the Contract Value at the end of such two-year period is less than $2,000.

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As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, reduced by any Withdrawal Charges, Contract Fees and Rider Fees. The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).

Restrictions on the Money Market Investment Option. You will not be permitted to make new investments in the Money Market Investment Option unless all or a portion of your Contract Value was allocated to the Money Market Investment Option on April 26, 2013. If so, you may continue to make new investments through Additional Purchase Payments (if not otherwise restricted) to that Option. However, transfers of amounts from other Investment Options are not permitted, and you can no longer invest in the Money Market Investment Option if at any time thereafter you fail to maintain a minimum balance in that Option (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or

•	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or the Internet if you comply with our telephone and electronic transactions procedures described in “Telephone and Electronic Transactions” in this section, below).

Maximum Number of Investment Options. There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Payment Enhancement

The optional Payment Enhancement Rider was not available for any John Hancock USA Contract or John Hancock New York Contracts issued prior to January 1, 2001 or on or after November 12, 2007. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and once elected, it is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Enhancement Rider, we add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, or between October 16, 2006 and April 30, 2007, the Payment Enhancement was 5%. The Payment Enhancement is funded from John Hancock New York’s General Account.

Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the Owner’s Spouse is the Beneficiary, the Spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the Spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner’s death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

Tax Considerations. Payment Enhancements are not considered to be “investment in the contract” for income tax purposes (see “VII. Federal Tax Matters”).

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Matters to Consider About the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making Additional Purchase Payments, you and your financial advisor should consider:

•	The length of time that you plan to own your Contract;

•	The frequency, amount and timing of any partial surrenders; and

•	The amount and frequency of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to Additional Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see “VI. Charges and Deductions”).

If you are eligible and would like to make Additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether Additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan’s compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan’s tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see “VII. Federal Tax Matters”).

Additional Charges for the Payment Enhancement. If you elected the Payment Enhancement Rider, the Separate Account Annual Expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

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We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

•	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day, or

•	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;

(b)	is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers You May Make Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program; (b) transfers from a Fixed Investment Option at the end of its guarantee period; (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios; or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

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We reserve the right to take other actions to restrict trading, including, but not limited to:

•	restricting the number of transfers made during a defined period;

•	restricting the dollar amount of transfers;

•	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

•	restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Until the close of business on July 1, 2014, you may transfer amounts out of any Investment Option that invests in the Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP or Lifestyle Moderate MVP into one or more other Investment Options available under your Contract and/or Rider with no charge, and the transfer will not count against the number of permitted transfers.

Additional Transfer Requirements for Ven 1 Contracts. Under the Ven 1 Contract, a Contract Owner may transfer prior to the Maturity Date amounts among Investment Accounts of the Contract without charge, but such transfers cannot be made on more than two occasions in any Contract Year. After annuity payments have been made for at least 12 months under a Ven 1 Contract, all or a portion of the Contract Value held in a Subaccount with respect to the Contract may be transferred by the Annuitant to one or more other Subaccounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Telephone and Electronic Transactions

We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the Internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.

We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

•	any loss or theft of your password; or

•	any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

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We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services – Dollar Cost Averaging Program

We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

You should consult with your financial advisor to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.

Special Transfer Services – Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:

•	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

•	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

•	annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You should consult with your financial advisor to assist you in determining whether the Asset Rebalancing program is suited for your financial needs and investment risk tolerance, and in determining appropriate percentages for each Investment Option you select.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

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When making a withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.

When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•

an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;

•	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or

•	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.

Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).

Signature Guarantee Requirements for Surrenders and Withdrawals

(Not applicable to Contracts issued in New Jersey)

We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:

•	you have no signed application on file with us; or

•	you are requesting that we mail the amount withdrawn to an alternate address; or

•	you have changed your address within 30 days of the withdrawal or surrender request; or

•	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Special Withdrawal Services – The Income Plan

We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals after the withdrawal charge-free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank

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account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the IP program.

Special Withdrawal Services – The Income Made Easy Program

Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.

Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Income Plus For Life® Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, and Principal Returns (where available) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date.

We use the term Owner-driven when we describe death benefits under some versions of the Contracts (Venture 2006, Ven 24, Ven 22 and Ven 20), where we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these versions, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:

•	You, the Owner, are the Annuitant, or

•	We issued your Contract to an Owner that is not an individual (for example the Owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.

We use the term Annuitant-driven when we describe death benefits under other versions of the Contracts (Ven 9, Ven 8, Ven 7, Ven 3 and Ven 1), where we determine a death benefit on the Annuitant’s death, instead of the Owner’s death, if the Annuitant predeceases the Owner during the Accumulation Period. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract Value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under Nonqualified Contracts where the Owner is not an individual (for example, the Owner is a corporation or a trust). We treat a change in the Annuitant or any co-Annuitant under this type of Annuitant-driven Contract as the death of the Owner, and we distribute the Contract Value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we reduce the amount by charges which would otherwise apply upon withdrawal. If a Nonqualified Contract has both an individual and a non-individual Owner, we determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.

The death benefit under Owner-driven and Annuitant-driven Contracts is the greater of:

•	the Contract Value; or

•	the respective minimum death benefit described below.

The minimum death benefits provided under both Owner-driven and Annuitant-driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit.

You should read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the Accumulation Period.

We decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We increase the death benefit by any optional enhanced death benefits that you may have purchased.

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Minimum Death Benefit – Owner-driven Contracts. We describe principal features of the applicable minimum death benefit on Owner-driven Contracts in the text below each of the following tables.

Contract Version	Availability[1]	Death Benefit based on
Venture® 2006	May 2006 – October 2011	Oldest Owner

[1]	Subject to availability in each state.

Minimum Death Benefit Limits: Adjustment for withdrawals. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals. We reduce the minimum death benefit proportionally in connection with withdrawals.

Contract Version	Availability[1]	Death Benefit based on
Ven 20, 22	May 1998 – May 2006	Oldest Owner
Ven 24 (NY Only)	May 1999 – May 2006	Oldest Owner

[1]	Subject to availability in each state.

Minimum Death Benefit Limits: Adjustment for withdrawals. We limit the minimum death benefit on this type of Ven 20 and Ven 22 Contract to $10 million, except for (a) Contracts issued in HI, MA, MN, NY & VT; (b) Contracts issued prior to July 25, 2003 in IL & PA; and (c) Contracts issued prior to June 2, 2003 in all other states. We also reduce the minimum death benefit proportionally in connection with withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with withdrawals is the dollar amount of the withdrawal.

Principal Features – Oldest Owner less than age 81 at issue. During the first Contract Year, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

The minimum death benefit during any Contract Year after the first Contract Year equals the greater of (i) or (ii), where:

(i)	equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals; and

(ii)	is the greatest Anniversary Value prior to the oldest Owner’s turning age 81. “Anniversary Value” is the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with withdrawals, since that Contract Anniversary.

Principal Features – Oldest Owner age 81 or more at issue. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

Contract Version	Availability	Death Benefit based on
Ven 20, 22	May 1994 – May 1998	Oldest Owner

Principal Features. Oldest Owner less than 81 at issue and Owner dies prior to his or her 85th birthday. During the first Contract Year, the minimum death benefit on this type of Ven 20 and Ven 22 Contract is the sum of all Purchase Payments made, less any amounts deducted in connection with withdrawals.

During any subsequent Contract Year, the minimum death benefit is the death benefit on the last day of the previous Contract Year, plus any Purchase Payments made and less any amounts deducted in connection with withdrawals since then. If any Owner dies after his or her 85th birthday, however, the minimum death benefit is the sum of all Purchase Payments made, less any amounts deducted in connection with withdrawals.

Principal Features. Oldest Owner age 81 or more at issue. The minimum death benefit is the Contract Value less any applicable withdrawal charge at the time of payment of benefits. For Contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

The amount deducted in connection with withdrawals is the dollar amount of the withdrawal. Withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an Annuity Option).

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Limited Availability. We issued this version of the Ven 20 and Ven 22 Contracts in Puerto Rico and in other jurisdictions during the periods shown below:

From August 15, 1994 to:	In the states of:
May 1, 1998	Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming
June 1, 1998	Connecticut
July 1, 1998	Minnesota, Montana, District of Columbia
October 1, 1998	Texas
February 1, 1999	Massachusetts
March 15, 1999	Florida, Maryland, Oregon
November 1, 1999	Washington

Minimum Death Benefit – Annuitant-driven Contracts. We describe principal features of the applicable minimum death benefit on Annuitant-driven Contracts in the following sub-sections and in the text under each of the tables below.

Death of Annuitant who is not the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary upon the death of the Annuitant if the Owner is not the Annuitant and the Annuitant dies before the Owner and before the Annuity Commencement Date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner’s death and before the Annuity Commencement Date. The death benefit will be paid either as a lump sum or in accordance with any of the distribution options available under the Contract. Ven 7, Ven 8 and Ven 9: An election to receive the death benefit under an Annuity Option must be made within 60 days after the date on which the death benefit first becomes payable. Ven 7, Ven 8 and Ven 9: Rather than receiving the minimum death benefit, the Beneficiary may elect to continue the Contract as the new Owner. (In general, a Beneficiary who makes such an election will nonetheless be treated for federal income tax purposes as if he or she had received the minimum death benefit.)

Death of Annuitant who is the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary if the Owner is the Annuitant, dies before the Annuity Commencement Date and is not survived by a co-Annuitant. Ven 7, Ven 8 and Ven 9: If the Contract is a Nonqualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner (the person, persons or entity to become the Owner) instead of the Beneficiary. Ven 3: If the Contract is a Nonqualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner’s estate. Ven 1: The Contract does not provide for co-Annuitants or successor Owners.

Death of Owner who is not the Annuitant. Ven 7, Ven 8 and Ven 9: If the Owner is not the Annuitant and dies before the Annuity Commencement Date and before the Annuitant, the successor Owner becomes the Owner of the Contract. If the Contract is a Nonqualified Contract, we will distribute an amount equal to the amount payable upon total withdrawal, without reduction for any withdrawal charge, to the successor Owner. If a Nonqualified Contract has more than one individual Owner, the distribution will be made to the remaining individual Owner(s) instead of a successor Owner. Ven 3: If the Contract is a Nonqualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner’s estate. Ven 1: If the Contract is a Nonqualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the Contract Owner’s estate.

Contract Version	Availability	Death Benefit based on
Ven 7	August 1989 – April 1999	Any Annuitant
Ven 8	September 1992 – February 1999	Any Annuitant
Ven 9 (NY Only)	March 1992 – May 1999	Any Annuitant

Principal Features of Minimum Death Benefit. During the first six Contract Years, the minimum death benefit on Ven 7, Ven 8 and Ven 9 Contract equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

During any subsequent six Contract Year period, the minimum death benefit is the death benefit as of the last day of the previous six Contract Year period plus any Purchase Payments made and less any amount deducted in connection with withdrawals since then.

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If death occurs after the first of the month following the decedent’s 85th birthday, the minimum death benefit is the Contract Value on the date due proof of death and all required claim forms are received at our Annuities Service Center.

Contract Version	Availability	Death Benefit based on
Ven 3	November 1986 – October 1993	Any Annuitant
Ven 1	June 1985 – June 1987	Any Annuitant

Principal Features of Minimum Death Benefit. During the first five Contract Years, the minimum death benefit on Ven 3 and Ven 1 Contracts equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

During any subsequent five Contract Year period:

•

For Ven 3, the minimum death benefit is the death benefit as of the last day of the previous five Contract Year period plus any Purchase Payments made and less any amount deducted in connection with withdrawals since then;

•	For Ven 1, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

Payment of Death Benefit. The determination of the death benefit will be made, for both Owner-driven and Annuitant-driven Contracts, on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

•	a certified copy of a death certificate; or

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see “VII. Federal Tax Matters – Other Qualified Plans”).

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.

Except as otherwise stated above for certain Annuitant-driven Contracts, we will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however,

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that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following and as may be stated otherwise above for certain Annuitant-driven Contracts:

•	The Beneficiary becomes the Owner.

•

We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.

•	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).

•	We waive withdrawal charges for all future distributions.

•

If the Beneficiary is the deceased Owner’s Spouse (see “Other Contract Provisions – Spouse” below), he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.

•

If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

•

Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations on the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse. (See “Other Contract Provisions – Spouse” below for additional information concerning Spousal transfers of ownership.)

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

Optional Enhanced Death Benefits

Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

Annual Step-Up Death Benefit. For Contracts issued after June 2010 (dates may vary by state) with an Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved up to the Contract Anniversary on or after the date you (or any joint owner) reach 75 years old. The Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 75 when we issued the Contract.

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For all Contracts issued prior to June 2010 (dates may vary by state) with an Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 80 when we issued the Contract. The Annual Step-Up Death Benefit was only available at Contract issue and cannot be revoked once elected.

Guaranteed Earnings Multiplier Death Benefit. (Not available in New York and Washington.) John Hancock USA offered the Guaranteed Earnings Multiplier Death Benefit Rider between July 2001 and May 2006, subject to state availability. Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier is available only at Contract issue and cannot be revoked once elected.

Triple Protection Death Benefit. (Not available in New York and Washington) John Hancock USA offered the Triple Protection Death Benefit Rider between December 2003 and December 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

Pay-out Period Provisions

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by telephone at the number listed on page ii of this Prospectus, at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:

•	you are registered on the website, and

•	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.

Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.

Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. You should consult with a qualified tax advisor for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts”).

Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.

A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.

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When John Hancock USA issues a Contract outside New York:

•

the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary (6th Contract Anniversary for Ven 7 and Ven 8 Contracts), and

•

the Maturity Date for Contracts issued on and after May 1, 2006 is the first of the month following the 90th birthday of the oldest Annuitant or, in some cases, the tenth Contract Anniversary, if later, unless the Contract’s specifications page states otherwise or you later change the date.

You should review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:

•	a Nonqualified Contract, or

•	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.

We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. United States Treasury Regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.

Once annuity payments commence:

•	you are no longer permitted to make any withdrawals under the Contract;

•	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

•	we may not change the Annuity Option or the form of settlement; and

•	your Guaranteed Minimum Death Benefit terminates.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

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Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.

Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life® Series, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® Series Riders. For each of the Income Plus For Life – Joint Life® Riders, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. If you purchased a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

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GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Annuity Commencement Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetimes of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only – This Annuity Option is available only if:

•

you purchased a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and

•	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.) We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Rider that you purchased with your Contract; or

•	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, with Contracts issued to residents of Massachusetts on or after January 1, 2009, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to

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establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” under “V. Description of the Contract”). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.

Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. (For Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts, the assumed interest is 4%.) The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.

Contract Version	Rate
Venture® 2006	4.04%
Ven 20, 22, and 24	4.45%
Ven 3, 7, 8 and 9	5.47%
Ven 1	5.36%

Transfers During the Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Surrenders

Full Surrenders During the Pay-out Period. You may surrender your Contract, after the Pay-out Period has begun, only if, at the time you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments (“Commuted Value”) of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

•

multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” below for a description of an “Annuity Unit”);

•	assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

•	calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

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Partial Surrenders During the Pay-out Period. We permit partial surrenders after the Pay-out Period has begun, only if, at the time you annuitized, we offered and you selected a variable pay-out under a period certain only Annuity Option for 10, 15, or 20 years. You may take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain by reducing the number of Annuity Units used to determine payments (see “Annuity Units and the Determination of Subsequent Variable Annuity Payments” in this section, below, for how we determine the initial number of Annuity Units used to determine payments). Since there will be fewer Annuity Units, your remaining payments will be reduced. The new number of Annuity Units used to determine future payments after an amount is commuted will equal a × {1 – ((b ÷ c) ÷ d)}, where:

a	equals the number of Annuity Units used to determine future payments before the commutation;

b	equals the dollar amount requested to be paid out as part of the commutation;

c	equals the present value of all Annuity Units to be paid out if there were no commutation, where the interest rate used to present value the Annuity Units is the assumed interest rate of 3%; and

d	equals the Annuity Unit value on the day the commutation is executed.

For example, assume that before you request a partial Commuted Value, you will receive 400 units a year for 10 years. You request $20,000 in Commuted Value. Since you are receiving those 400 units for 10 years, c equals the present value of 400 units for 10 years starting the end of this year at a rate of an assumed interest rate of 3%. This value is 3,412.08 units. Assuming the annuity unit value on the day the commutation is executed is $12.50, after the commutation you will receive 400 × {1 – (($20,000 ÷ 3412.08) ÷ $12.50)} = 212.43 units a year for 10 years.

Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.

Death Benefit During the Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.

Optional Guaranteed Minimum Income Benefits

Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.

Other Contract Provisions

Ownership

Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

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Before requesting a change of ownership or making an assignment of your Contract, you should consider:

•

A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.

•

In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”)

•

An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.

•	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.

•	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.

•	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.

•

Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.

Group Contracts (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserved the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner’s ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days’ notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge (where applicable) as to any Contract issued after the effective date of the modification. All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract.

Acceptance of Contracts. John Hancock USA has discontinued new applications and issuance of new group contracts.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.

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Beneficiary

The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

For Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts only, the Beneficiary is initially designated in the application. You may change the Beneficiary during the lifetime of the Annuitant subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Contract Owner or the Contract Owner’s estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.

Spouse

Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.

Misstatement and Proof of Age, Sex or Survival

We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.

Fixed Investment Options

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option, and we may, in the future, make Fixed Investment Options available under the Contract, including a DCA Fixed Investment Option under the DCA program (see “Special Transfer Services – Dollar Cost Averaging Program” for details). A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

When you purchased the Contract, certain Fixed Investment Options may have been available to you as detailed below.

John Hancock USA Contracts:

Fixed Investment Options under Ven 7 and Ven 8 Contracts. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of October 7, 2002, new Purchase Payments may not be allocated to the 1 and 3 year Fixed Investment Options and as of December 30, 2002, new Purchase Payments may not be allocated to the 6 year Fixed Investment Option.

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Fixed Investment Options under Ven 20 and Ven 22 Contracts. For these Contracts, 1 and 3 year Fixed Investment Options were available for Contracts issued prior to October 7, 2002. New Purchase Payments under these Contracts may not be allocated to the 1 or 3 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after October 7, 2002, Purchase Payments and transfers to the 1 and 3 year Fixed Investment Options are not allowed.

In addition 5 and 7 year Fixed Investment Options were available for Contracts issued prior to December 30, 2002. New Purchase Payments under these Contracts may not be allocated to the 5 or 7 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after December 2002, Purchase Payments and transfers to the 5 and 7 year Fixed Investment Options are not allowed.

Fixed Investment Options under Venture® Contracts (Venture® 2006). Currently, we do not make any Fixed Investment Options available.

No Fixed Investment Options for Ven 1 and Ven 3 Contracts. These Contracts do not provide for a fixed-dollar accumulation prior to the Maturity Date. You should disregard the description in this Prospectus of the Fixed Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the Fixed Investment Options.

John Hancock New York Contracts:

Fixed Investment Options under Ven 9 Contracts. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue.

Fixed Investment Options under Venture® Contracts (Ven 24). For these Contracts, 1, 3, 5 and 7 year Fixed Investment Options may have been available at issue. If you purchased your Contract on or after March 24, 2003, you may not make Purchase Payments or transfers to the Fixed Investment Options. However, if you purchased your Contract prior to March 24, 2003 and elected any of the available Fixed Investment Options, you may be able to make Additional Purchase Payments and transfer money from the Variable Investment Options to the Fixed Investment Options available under your Contract.

Fixed Investment Options under Venture® Contracts (Venture® 2006). Currently, we do not make any Fixed Investment Options available.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program (when available). Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

Market Value Charge. Any amount withdrawn, transferred or borrowed from a Fixed Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below.

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For most Venture® Contracts, the adjustment factor is determined by the following formula: 0.75 × (B-A) × C/12 where:

A =	The guaranteed interest rate on the Investment Account.

B =	The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.

C =	The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between “B” and “A” will be 3%. The adjustment factor may never be less than zero.

For Ven 7, Ven 8 and Ven 9 Contracts, however, the maximum difference between “B” and “A” will be 3%. The adjustment factor will never be greater than 2 × (A – 4%) and never less than zero. (“A” is the guaranteed interest rate on the Investment Account. “B” is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn).

The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B – A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B – A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Options in the following situations:

•	death of the Owner (death of Annuitant under Ven 7, Ven 8 and Ven 9 Contracts);

•	amounts withdrawn to pay fees or charges;

•	amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;

•	amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period (applicable only to 3- and 6-year Fixed Investment Options for Ven 7, Ven 8 and Ven 9 Contracts);

•	amounts withdrawn from a one-year Fixed Investment Account (not applicable under Ven 7, Ven 8 and Ven 9 Contracts); and

•	amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior withdrawals in that Contract Year.

In no event will the market value charge:

•	(for VEN7, VEN8 and VEN9 contracts) be greater than the earnings attributable to the amount withdrawn or transferred from an Investment Account;

•	(for VEN20, VEN22 and VEN24 contracts) be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;

•	together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or

•	reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner’s Purchase Payments.

Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

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The market value charge described above may apply to withdrawals from any Investment Option except for a one-year Fixed Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters.”

Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “Qualified Contracts – Loans” (see “VII. Federal Tax Matters”). The market value charge described above may apply to amounts transferred from the Fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege will not be available if you elected any optional guaranteed minimum withdrawal benefit Rider.

Charges. No asset based charges are deducted from Fixed Investment Options.

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VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see the Fee Tables and the following Appendices: “Optional Enhanced Death Benefits,” “Optional Guaranteed Minimum Withdrawal Benefits” and/or “Optional Guaranteed Minimum Income Benefits.”

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.

Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) Payment Enhancements (where applicable) and any earnings attributable to Payment Enhancements; (iii) certain other “free Withdrawal Amounts,” described below; (iv) distributions required to satisfy federal income tax minimum distribution requirements attributable to this Contract; or (v) Purchase Payments that are no longer subject to a withdrawal charge as described in the table below.

We do not impose a withdrawal charge on amounts allocated to a “free Withdrawal Amount.” In any Contract Year, (except for Ven 1 and Ven 3 Contracts) the free Withdrawal Amount for that year is the greater of:

•	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and
•	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

See below for a description of the Ven 1 and Ven 3 free Withdrawal Amounts.

Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any free Withdrawal Amount and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals of Purchase Payments in excess of the free Withdrawal Amount that have been taken to date).

Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.

How We Determine the Withdrawal Charge. We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.” Withdrawals from the Fixed Investment Options may be subject to a market value charge in addition to the withdrawal charge.

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Ven 1 Withdrawal Charge. The withdrawal charge (may also be referred to as “surrender charge”) assessed under the Ven 1 Contract is 5% of the lesser of (1) the amount surrendered or (2) the total of all Purchase Payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first Contract Year, no withdrawal charge will be made on that part of the first surrender in any Contract Year which does not exceed 10% of the Contract Value computed as of the date of such surrender. The right to surrender up to 10% of the Contract Value free of any withdrawal charge does not apply to Contracts issued in connection with Section 403(b) Plans. There is no withdrawal charge on distributions made as a result of the death of the Annuitant or Contract Owner. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

Ven 3 Withdrawal Charge. The withdrawal charge assessed under the Ven 3 Contract is 5%. The free Withdrawal Amount in any Contract Year is the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year, or (2) 10% of the total Purchase Payments made in the current Contract Year and the preceding 4 Contract Years plus the amount of all unliquidated Purchase Payments made 5 or more Contract Years prior to the current Contract Year. Therefore, no withdrawal charge will apply to any Purchase Payment that has been in the Contract for at least 5 years. After all Purchase Payments have been liquidated, any accumulated earnings (i.e., the excess of the Contract Value on the date of the withdrawal over the unliquidated Purchase Payments) may be withdrawn free of charge. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

Ven 7, Ven 8 and Ven 9 Withdrawal Charge. In no event will the total withdrawal charges exceed 6% of the total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

Ven 20, 22, 24 and Venture® 2006 Withdrawal Charge. We do not impose a withdrawal charge on amounts allocated to a free Withdrawal Amount, and in no event will the total withdrawal charges exceed 6% (8% if you elected the Payment Enhancement Rider in New York) of the total Purchase Payments. Upon a full surrender of a Venture® Contract issued on and after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge. Upon full surrender of a John Hancock USA Contract issued before April 1, 2003, and for all John Hancock New York Contracts, we will liquidate the excess of the Contract Value over the free Withdrawal Amount, if lower.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

John Hancock USA Contracts – Withdrawal Charges

(as percentage of Purchase Payments)

	Ven 20 Ven 22 Venture® 2006	Ven 7 Ven 8	Ven 1 Ven 3
First Year	6%	6%	5%
Second Year	6%	6%	5%
Third Year	5%	5%	5%
Fourth Year	5%	4%	5%
Fifth Year	4%	3%	5%
Sixth Year	3%	2%	0%
Seventh Year	2%	0%	0%
Thereafter	0%	0%	0%

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John Hancock New York Contracts – Withdrawal Charges

(as percentage of Purchase Payments)

	Ven 24 Venture® 2006 (With Payment Enhancement)	Ven 24 Venture® 2006 (Without Payment Enhancement)	Ven 9
First Year	8%	6%	6%
Second Year	8%	6%	6%
Third Year	7%	5%	5%
Fourth Year	7%	5%	4%
Fifth Year	5%	4%	3%
Sixth Year	4%	3%	2%
Seventh Year	3%	2%	0%
Eighth Year	1%	0%	0%
Thereafter	0%	0%	0%

Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home

(John Hancock USA Contracts only; not available in MA and NY)

For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all of the following apply:

•	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);

•	the confinement began at least one year after the Contract Date;

•	confinement was prescribed by a “Physician”;

•	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and

•	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.

An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which: (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it is located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which: (a) is licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A “Physician” is a person other than you, the Annuitants(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

“Due Proof of Confinement” is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). You should consult with your own qualified tax advisor before requesting the waiver.

There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.

Annual Contract Fee

We deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and the Company in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee’s assessment, the fee will be waived. (There is no provision for waiver under Ven 1, Ven 3, Ven 7, Ven 8 and Ven 9 Contracts.) We deduct this administration fee

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on the Contract Anniversary during the Accumulation Period. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract Value on a day other than the Contract Anniversary, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

Asset-Based Charges

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.

Administration Fee

We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee. (We do not separately identify an administration fee for Ven 1 Contracts.)

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract – Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.

To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options for all Contracts except Ven 1 and Venture® 2006 Contracts, 1.30% for Ven 1 Contracts, and 1.00% for the first 7 Contract Years (8 Contract Years if you elect the Payment Enhancement Rider) and 0.85% thereafter for Venture® 2006 Contracts. The rate of the mortality and expense risks charge cannot be increased. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.

Reduction or Elimination of Charges and Deductions

(Not available in New York)

We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expect to result in reduction of other risks that are normally associated with the Contracts. We determine entitlement to such a reduction in the charges or deductions in the following manner:

•

We consider the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

•	We consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

•	We consider the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

•

We consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

•

We consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses; and

•	There may be other circumstances that result in reduced expenses.

If after consideration of the foregoing factors, we determine that there would be a reduction in expenses, we provide a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates

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less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed. In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.

We eliminated the withdrawal charge when a Contract was issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Variable Insurance Trust.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Premium Tax Rate[1]
State or Territory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%

[1]	Based on the state of residence at the time the tax is assessed.
[2]	We pay premium tax upon receipt of Purchase Payment.
[3]	0.08% on Purchase Payments in excess of $500,000.
[4]	Referred to as a “maintenance fee.”

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VII. Federal Tax Matters

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with a Contract. The discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distribution paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax advisor if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.

Our Tax Status

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

Special Considerations for Optional Benefits

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.

If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):

•	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.

•

Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” of an optional GMWB Rider, using the Contract Value. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.

•

Any annuity payments that you receive under an Annuity Option, including Annuity Options that are available only when you elect a GMWB Rider, will be taxed in the manner described in “Taxation of Annuity Payments” below.

If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):

•	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.

•

The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.

You should consult a qualified tax advisor for information on any optional benefit Rider.

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General Information Regarding Nonqualified Contracts

(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

Tax Deferral During Accumulation Period

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.

The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.

Aggregation of Contracts

In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.

Exchanges of Annuity Contracts

We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.

In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.

EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis

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transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.

You should consult with your own qualified tax advisor in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax advisor.

Taxation of Annuity Payments

When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”

Effective January 1, 2011, section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be reported to the IRS as a taxable distribution unless you transfer it into another contract (issued by John Hancock or by another company) in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.

Surrenders, Withdrawals, Transfers and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.

When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.

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When an individual Owner transfers ownership of a Contract issued after April 22, 1987 without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner’s investment in the Contract is increased by the amount included in the transferor’s gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax advisor should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

•	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

•	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

•	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:

•	if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

•

if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or

•

if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.

Penalty Tax on Premature Distributions

There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	attributable to the Contract Owner becoming disabled (as defined in the tax law);

•	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;*

•	made under a single-premium immediate annuity contract; or

•	made with respect to certain annuities issued in connection with structured settlement agreements.

*

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be

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issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Medicare Tax on Unearned Income

The Health Care and Education Reconciliation Act of 2010 (the “Act”) contains provisions for a new Medicare tax to be imposed at a maximum rate of 3.8% in taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant’s life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

General Information Regarding Qualified Contracts

(Contracts Purchased to Fund an IRA or Other Qualified Plan)

Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.

When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

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You should consult a qualified tax advisor for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.

Additional Purchase Payments to Qualified Contracts

You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):

•	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;

•

as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or

•	by making annual contributions to the extent permitted under the Code.

*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.

Distribution Requirements

The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.

Traditional IRAs

Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.

Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.

Contributions to a Traditional IRA

Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

Distributions from a Traditional IRA

In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59 1/2, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.

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A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.

Required Minimum Distributions from a Traditional IRA

Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.

Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax advisor.

If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.

Penalty Tax on Premature Distributions from a Traditional IRA

A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, you should consult your own qualified tax advisor.

If you rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.

Contributions to a Roth IRA

Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include: (i) required minimum distributions as described in section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.

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Federal income tax will apply to direct rollovers from “non-Roth” accounts in 401(k) retirement plans to Contracts issued as Roth IRAs. Please read “Conversion or Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.

Distributions from a Roth IRA

Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70 1/2. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.

If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax advisor. Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

•	made after the Owner turns age 59 1/2;

•	made after the Owner’s death;

•	attributable to the Owner being disabled; or

•	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.

A rollover from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1/2 may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.

The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.

You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.

If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.

Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

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You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.

Other Qualified Plans

You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:

Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self-Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.

In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.

Collecting and Using Information

Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By

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maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

Contributions to Other Qualified Plans

You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

Distributions from Other Qualified Plans

If permitted under your plan, you may take a withdrawal in the form of a distribution:

•

from Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA; or

•

from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.

In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct transfer to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary.

You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.

In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.

Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with a qualified tax advisor for further information.

Required Minimum Distributions from Other Qualified Plans

Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of:

•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70 1/2; or

•	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.

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Penalty Tax on Premature Distributions from Other Qualified Plans

A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of a traditional IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and “designated beneficiary” (as defined in the tax law).

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, you should consult your own qualified tax advisor.

Withholding on Eligible Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except: (i) minimum distributions required under section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.

If we have to withhold a portion of your distribution, we If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. You should seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.

Designated Roth Accounts within Other Qualified Plans

The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

Rollover to a Roth IRA

Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.

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You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.

If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or the “Plan”), we may restrict your ability to make Additional Purchase Payments unless: (a) we receive the Additional Purchase Payment directly from the Section 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us; (b) we have entered into an agreement with your Section 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”); and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Plan.

Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Plan to a previously issued Contract used in a Section 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.

Please see the SAI for information regarding withdrawals under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.

Loans under section 403(b) of the Code

You may be eligible for a loan of some or all of your Contract Value if:

•	We issued your Contract prior to January 1, 2009;

•	Your Contract does not contain a GMWB Rider;

•	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code;

•	The retirement plan is not subject to Title 1 of ERISA; and

•	Your retirement plan permits you to request the loan.

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Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.

Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax advisor before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.

See Your Own Tax Advisor

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

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VIII. General Matters

Asset Allocation Services

We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract – Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)

Distribution of Contracts

John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210-2805. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.

The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of affiliated and/or non-affiliated broker-dealers that provided marketing support and training services to the broker-dealer firms that sold and service the Contracts.

Standard Compensation

The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 8% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected firms. We determined which firms to support and the extent of the payments that we

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made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.

These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2013, in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.

Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may give or have previously given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to recommend the contracts of one issuer over another issuer or one product over another product.

For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Contracts Sold Directly Without Payment of Any Sales Compensation

(John Hancock USA Contracts only; not available in NY)

The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. The following classes of individuals are eligible for this waiver:

•	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and

•

employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts; and (2) have approved the payment of the credit to their employees and registered representatives.

Transaction Confirmations

We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

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Reinsurance Arrangements

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

Statements of Additional Information

Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders, and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus, and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

Financial Statements

The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2013 and 2012, and its Separate Account financial statements for the year ended December 31, 2013 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2013, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

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Appendix A: Examples of Calculation of Withdrawal Charge

(for Ven 20, 22, 24, and Venture® 2006 Contracts)

The following examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 9, Ven 3 or Ven 1 Contracts. The length and duration of these withdrawal charges for these versions of the Contract differs as shown in the Fee Tables.

Example 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, there are no withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values. During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.

Contract Year	Hypothetical Contract Value	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
2	$ 55,000	$5,000[1]	$50,000	6%	$3,000
4	50,500	5,000 [2]	45,500	5%	2,275
6	60,000	10,000[3]	50,000	3%	1,500
7	35,000	5,000 [4]	45,000[4]	2%	900
8	70,000	20,000[5]	50,000	0%	0

1	In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).
2	In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).
3	In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free Withdrawal Amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free Withdrawal Amount).
4	In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 – $50,000), so the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 – $5,000).
5	There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.

Example 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, the Payment Enhancement is not elected, and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.

The free Withdrawal Amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.

Hypothetical Contract Value	Withdrawal Requested	Free Withdrawal Amount		Payments Liquidated	Withdrawal Charge
					Percent	Amount
$65,000	$2,000	$15,000	[1]	$0	5%	$0
49,000	5,000	3,000	[2]	2,000	5%	100
52,000	7,000	4,000	[3]	3,000	5%	150
44,000	8,000	0	[4]	8,000	5%	400

1	For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000 – 0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.
2	The Contract has negative accumulate earnings ($49,000 – $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.
3	The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 – $2,000 – $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.
4	The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 – $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

A-1

Appendix B: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Venture® Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.

The following is a list of the various optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

•	Guaranteed Earning Multiplier Death Benefit – Not offered in New York or Washington

•	Triple Protection Death Benefit – Not offered in New York or Washington

•	Enhanced Death Benefit (Ven 7 and Ven 8 Contracts only)

•	Annual Step-Up Death Benefit (Venture® 2006 Contracts only)

Guaranteed Earnings Multiplier

(Not offered in New York or Washington)

Depending on availability, you may have elected the optional Guaranteed Earnings Multiplier benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Guaranteed Earnings Multiplier. Election of the Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of certain Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the Guaranteed Earnings Multiplier benefit prior to the withdrawal; and

(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and Guaranteed Earnings Multiplier will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving Spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner’s death and the death benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of the Guaranteed Earnings Multiplier

Guaranteed Earnings Multiplier will terminate upon the earliest to occur of: (a) the date the Contract terminates; (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

Guaranteed Earnings Multiplier Fee

A daily charge at an annual effective rate of 0.20% of the value of each Variable Investment Option is deducted from each Subaccount for the Guaranteed Earnings Multiplier.

The election of Guaranteed Earnings Multiplier on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

Triple Protection Death Benefit

(Not offered in New York or Washington)

Depending on availability, you may have elected the Triple Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under Triple Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December 2003 and December 2004.

Once the Triple Protection Death Benefit is elected, it is irrevocable. If the Triple Protection Death Benefit is elected, the death benefit paid under the Triple Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional annual fee of 0.50% (as a percentage of the Triple Protection Death Benefit) is imposed for the Triple Protection Death Benefit (see “Triple Protection Death Benefit Fee” below). Once the Triple Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Triple Protection Death Benefit (“Triple Protection Death Benefit”) is determined as of the date on which written notice and proof of death and all required forms are received in good order at our Annuities Service Center. The amount of the Triple Protection Death Benefit is equal to the “Enhanced Earnings Death Benefit” factor plus the greatest of:

•	the Contract Value;

•	the Return of Purchase Payments Death Benefit Factor;

•	the Annual Step-Up Death Benefit Factor; or

•	the Graded Death Benefit Factor.

We may offer other optional Riders whose benefits and the names of such benefits are similar to the Triple Protection Death Benefit Factors referenced above. These other optional Riders are separate and distinct from the Triple Protection Death Benefit Factors referenced above, they contain separate optional Rider charges and their benefits and limitations may be different.

If there is any Debt under the Contract, the Triple Protection Death Benefit equals the amount described above less the Debt amount.

If the Beneficiary is the deceased Owner’s Spouse, and the Triple Protection Death Benefit is not taken in one sum immediately, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving Spouse:

•	The Triple Protection Death Benefit paid upon the first Owner’s death (“first Triple Protection Death Benefit”) is not treated as a Purchase Payment to the Contract;

•

In determining the “Enhanced Earnings Death Benefit” Factor (see “Enhanced Earnings Death Benefit Factor” below), on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the “Enhanced Earnings Death Benefit” Factor;

•

In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Withdrawal Reductions” below).

“Enhanced Earnings Death Benefit” Factor. For purposes of the Triple Protection Death Benefit, the “Enhanced Earnings Death Benefit” factor is equal to 50% multiplied by Earnings, as defined under the “Enhanced Earnings Death Benefit” Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the “Enhanced Earnings Death Benefit” Factor calculation, Earnings are equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Example” and “Withdrawal Reductions” below).

The Maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.

Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no Additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:

•	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.

•	“Earnings” are equal to $175,000 minus $150,000, or $25,000.

•	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.

Note that for purposes of the Triple Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).

Annual Step-Up Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner’s turning age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary (see “Withdrawal Reductions” below).

Graded Death Benefit Factor. For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1.	is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

Number of Complete Years Payment has been in Contract	Payment Multiplier*
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%

*

If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

2.	is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.

Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract

Year will be recalculated and will reduce the appropriate value proportionally. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

We reserve the right to restrict Investment Options at any time. We will notify the Owner in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option, you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to the terms of the Contract.

At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:

•	the date the Contract terminates;

•	the Maturity Date; or

•

the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.

Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Enhanced Death Benefit

An Enhanced Death Benefit was available for certain Ven 7 and Ven 8 Contracts. If you purchased this optional benefit Rider, we “step up” the minimum death benefit each Contract Year instead of the six Contract Year period described in the “Death Benefit During Accumulation Period” section of the Prospectus. In addition, if the Annuitant dies after the first of the month following his or her 85th birthday, the death benefit during the Accumulation Period is the greater of:

•	the Contract Value; or

•	the total amount of Purchase Payments less any amounts deducted in connection with withdrawals.

If you purchased this optional benefit, you paid the greater of: (i) at least 10% of all Purchase Payments made to the Contract through the date the Enhanced Benefit first became available in the state where your Contract was issued; or (ii) $10,000.

This Enhanced Death Benefit became available for Ven 7 and Ven 8 Contracts issued:

After:	In the states of:
August 15, 1994	Florida, Maryland and Washington
October 3, 1994	Idaho, New Jersey and Oregon
January 3, 1995	California

This Enhanced Death Benefit was also available for Contracts issued prior to August 15, 1994. Contracts with a Contract Date prior to the date the Enhanced Death Benefit first became available in the state of issue may also have been exchanged for a new Contract which provides for an alternative enhanced death benefit.

Annual Step-Up Death Benefit

You may have elected the optional Annual Step-Up Death Benefit:

•	for an additional charge of 0.20% of the value of the Variable Investment Options;

•	as long as you met our issue age requirements (see below); and

•

for contracts issued in February 2009 and later, if the Contract was not intended to be used with an IRA you inherited from someone else (sometimes referred to as a “Beneficiary IRA”), unless you are the Spouse of the decedent and own the IRA in your own name.

For Contracts issued after June 2010 (dates may vary by state), the Annual Step-Up Death Benefit was only available if you (and every joint Owner) were under age 75 when we issued the Contract.

For all Contracts issued prior to June 2010 (dates may vary by state), the Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract.

The Annual Step-Up Death Benefit was only available at Contract issue and cannot be revoked once elected.

Rider Benefit

The amount of the death benefit for the Annual Step-Up Death Benefit is the greater of:

•	the death benefit described under “Death Benefit During Accumulation Period”; or

•	the Annual Step-Up Death Benefit.

For Contracts issued after June 2010 (dates may vary by state), the Annual Step-Up Death Benefit is the highest Anniversary Value that may be achieved before you (or any joint Owner) reach 75 years old.

For all Contracts issued prior to June 2010 (dates may vary by state), the Annual Step-Up Death Benefit is the highest Anniversary Value that may be achieved before you (or any joint Owner) reach 81 years old.

Anniversary Value. For purposes of the Rider, the greatest Anniversary Value is equal to the Contract Value on each Contract Anniversary, plus any subsequent Purchase Payments, less any amounts deducted in connection with withdrawals since the Contract Anniversary. The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (a) multiplied by (b) where:

(a)	is equal to the Annual Step-Up Death Benefit prior to the withdrawal; and

(b)	is equal to the Withdrawal Amount divided by the Contract Value prior to the withdrawal.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the Annual Step-Up Death Benefit Rider. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the death benefit under your Contract based on Additional Purchase Payments, and may also prevent you from increasing the amounts we guarantee under an Annual Step-Up Death Benefit Rider.

Continuation of Rider upon Death of Owner. If the Beneficiary under the Contract is the Contract Owner’s surviving Spouse and elects to continue the Contract, the Contract and the Annual Step-Up Death Benefit will continue with the surviving Spouse as the new Contract Owner, subject to our issue age rules. For purposes of calculating the Annual Step-Up Death Benefit payable upon the death of the surviving Spouse, the death benefit paid upon the first Owner’s death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with withdrawals prior to the date the first death benefit is paid will be excluded from consideration in determining the Annual Step-Up Death Benefit. In determination of the Annual Step-Up Death Benefit, the Anniversary Values for all prior Contract Anniversaries are set to zero as of the date the first death benefit is paid.

Termination of the Optional Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit will terminate upon the earliest to occur of:

(a)	the date the Contract terminates;

(b)	the Maturity Date;

(c)	the date on which the Annual Step-Up Death Benefit is paid; and

For Contracts issued on or after June 18, 2010 (dates may vary by state),

(d)	the date the Owner is changed or the Contract is assigned, unless:

(i)	the new Owner is a guardian, a custodian or a trust established for the sole benefit of the previous Owner; or

(ii)	the new Owner is an individual and the previous Owner was a guardian, a custodian or a trust established for the sole benefit of that individual; or

(iii)	the change is from one guardian, custodian or trust established for the sole benefit of an individual to another guardian, custodian or trust established for the sole benefit of that individual; or

(iv)	the Ownership is transferred to the Owner’s Spouse following the death of the Owner; or

(v)	the Contract is assigned to a guardian, a custodian or a trust established for the sole benefit of the previous Owner; or

(vi)	the assignment is for purposes of a tax qualified exchange.

Annual Step-Up Death Benefit Fee

A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Subaccount for the Annual Step-Up Death Benefit.

Qualified Plans

If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax advisor.

The Annual Step-Up Death Benefit may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will be sufficient to result in an increased death benefit.

Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:

Income Plus For Life® Series Riders:

•	Income Plus For Life® 1.11 Series:

¡	Income Plus For Life® 1.11

¡	Income Plus For Life – Joint Life® 1.11

•	Income Plus For Life® 5.09 Series:

¡	Income Plus For Life® 5.09

¡	Income Plus For Life – Joint Life® 5.09

•	Income Plus For Life® 12.08 Series:

¡	Income Plus For Life® 12.08

¡	Income Plus For Life – Joint Life® 12.08

•	Income Plus For Life® (Quarterly Step-Up Review) Series

¡	Income Plus For Life® (Quarterly Step-Up Review)

¡	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)

•	Income Plus For Life® (Annual Step-Up Review) Series*

¡	Income Plus For Life® (Annual Step-Up Review)

¡	Income Plus For Life – Joint Life® (Annual Step-Up Review)

*	The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life®” and “Income Plus For Life – Joint Life®.”

Principal Plus for Life Series Riders

•	Principal Plus for Life

•	Principal Plus for Life Plus Automatic Annual Step-Up

•	Principal Plus for Life Plus Spousal Protection

Principal Plus Rider

Principal Returns Rider

These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.

General Information about Guaranteed Minimum Withdrawal Benefit Riders

This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts

Our GMWB Riders provide two different types of benefits:

Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.

Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.

Covered Person(s)

Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or a joint life.

Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.

The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.

Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime duration of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under state law (a “Spouse”) to be treated as a Covered Person under the Contract.

For Riders issued with Nonqualified Contracts:

•	both Spouses must be named as co-Owners of the Contract; or

•	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.

For Riders issued with Qualified Contracts:

•	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and

•	the Owner’s Spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.

Availability of Guaranteed Minimum Withdrawal Benefit Riders

You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

Changes to the Owner, Annuitant or Beneficiary designations after the Rider is issued may reduce, limit, or terminate benefits available under the Rider.

Rider Fees

We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:

•	on the date we determine the death benefit;

•	after the Annuity Commencement Date at the time an Annuity Option begins; or

•	at full surrender of the Contract; or

•	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.

Fee for Income Plus For Life® 1.11 Series Riders. The current fee is equal to 1.00% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life ®1.11 or Income Plus For Life – Joint Life ®1.11 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® 5.09 Series Riders. The current fee is equal to 0.90% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 5.09 or Income Plus For Life – Joint Life® 5.09 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life ® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.

Fee for Principal Plus for Life Plus Spousal Protection. The fee is equal to 0.65% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any the amount of Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Spousal Protection Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Spousal Protection Rider fee will never exceed 1.20%.

Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.

If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Restrictions on Additional Purchase Payments

If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.

Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:

•	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or

•

(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.

Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:

•

(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);

•

(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but

•	(all Contracts) we will not accept any Purchase Payment after the oldest Covered Person becomes age 81.

For Contracts issues with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment Restrictions to Qualified Contracts.

Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:

•

You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).

Other limitations on Additional Purchase Payments may vary by state.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments that we may approve for the year that you become 70 1/2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution” and you should consult with a qualified tax advisor regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,

•	no automatic withdrawal program from your Contract is in effect, and

•	your Rider is not in the Settlement Phase.

Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:

•	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or

•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or

•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or

•

(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.

For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial advisor or our Annuities Service Center.

Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.

Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.

If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

(a)	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or

(b)	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).

Subject to our restrictions on frequent trading:

•	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or

•

if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.

You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

You should consult with your financial advisor to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.

Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:

•	Core Strategy Trust
•	Lifestyle Balanced MVP
•	Lifestyle Balanced PS Series
•	Lifestyle Conservative MVP
•	Lifestyle Conservative PS Series
•	Lifestyle Growth MVP
•	Lifestyle Growth PS Series
•	Lifestyle Moderate MVP
•	Lifestyle Moderate PS Series
•	Total Bond Market Trust B
•	Ultra Short Term Bond Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option, in connection with your selected Investment Options.

Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):

•	American Asset Allocation Trust

•	Capital Appreciation Value Trust

•	Franklin Templeton Founding Allocation Trust (not available with any GMWB Rider purchased after December 15, 2008, other than Principal Plus For Life and Principal Returns)

•	Money Market Trust

If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option. However, you will not be able to transfer amounts from another Investment Option to the Restricted Option. You also will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.

We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on page ii of this Prospectus. You should read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.

If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Source Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.

Temporary Global Balanced PS Model Allocation Availability. If you are invested in the Global Balanced Model Allocation, until June 30, 2014 you may transfer your Contract Value to the new Global Balanced PS Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation. Following a transfer from the Global Balanced Model Allocation to the Global Balanced PS Model Allocation, the portion of your Contract Value that was allocated to Lifestyle Balanced MVP will be allocated to Lifestyle Balanced PS Series. The portion of your Contract Value that was allocated to Fundamental Value Trust, American International Trust and Global Bond Trust will be the same as prior to the transfer. The allocations will be rebalanced to the Model Allocation Percentages at the end of the calendar quarter. Global Balanced PS Model Allocation is only available to Contract Owners invested in the Global Balanced PS Model Allocation and only until June 30, 2014.

None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

Table of Restricted Model Allocations. The following 10 Model Allocations were available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.

Restricted Model Allocations:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Global Balanced PS (only available to Global Balanced investors; not available after June 30, 2014)	30% 25% 25% 20%	Fundamental Value Trust American International Trust Lifestyle Balanced PS Series Global Bond Trust
American Global Diversification (not available after April 30, 2009)	65% 20% 10% 5%	American Global Growth Trust Bond Trust American High-Income Bond Trust American New World Trust
Fundamental Holdings of America (not available after April 30, 2009)	35% 25% 25% 15%	Bond Trust American Growth-Income Trust American Growth Trust American International Trust
Global Balanced (not available after April 30, 2007)	30% 25% 25% 20%	Fundamental Value Trust American International Trust Lifestyle Balanced MVP Global Bond Trust
Blue Chip Balanced (not available after April 30, 2007)	40% 30% 30%	Investment Quality Bond Trust American Growth Trust American Growth-Income Trust
Value Strategy (not available after February 10, 2006)	30% 30% 20% 20%	Fundamental Value Trust Equity-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Growth Blend (not available after February 10, 2006)	40% 20% 20% 20%	Blue Chip Growth Trust American Growth-Income Trust Active Bond Trust Strategic Income Opportunities Trust
Core Holdings of America (not available after August 1, 2005)	35% 25% 25% 15%	Active Bond Trust American Growth Trust American Growth-Income Trust American International Trust
Core Solution (not available after April 30, 2005)	34% 33% 33%	Strategic Income Opportunities Trust Blue Chip Growth Trust Equity-Income Trust
Value Blend (not available after April 30, 2005)	40% 20% 20% 20%	Equity-Income Trust American Growth Trust Active Bond Trust Strategic Income Opportunities Trust
Global (not available after April 30, 2005)	30% 30% 20% 20%	International Value Trust Global Bond Trust American Growth-Income Trust Blue Chip Growth Trust

A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.

Increases in Guaranteed Amounts

We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.

Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.

Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.

Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders

Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.

Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.

Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.

Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.

Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:

•	you select option A, B or C above; and

•	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

•	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59 1/2, a 10% penalty tax under the Code;

•	reduce the death benefit and other optional benefits;

•	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and

•	may reduce your ability to obtain Step-Ups.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract” in the Prospectus) if you enroll in the Income Made Easy Program.

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancies of you and your Spouse). The Life Expectancy Distribution program may provide one or more of the following:

•	Pre-59 1/2 Distributions – these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or

•	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or

•

Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3), or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters – Required Minimum Distributions.”

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution program may reduce future guaranteed minimum withdrawal values.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect withdrawals that are made after the Lifetime Income Date have on the Rider’s guarantees.

The Life Expectancy Distribution program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchased.

If you are interested in the Life Expectancy Distribution program, you may obtain further information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax advisor.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

Additional Annuity Options

In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments

If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract – Pay-out Period Provisions”).

When you take withdrawals:

•	you have the flexibility to start and stop withdrawals;

•	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);

•	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;

•

you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and

•	you reduce the Contract Value available for annuitization.

When you annuitize:

•	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);

•	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);

•	you no longer have access to the Contract Value; and

•

your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.

Tax Considerations

Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59 1/2. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our GMWB Riders.

Features of Income Plus For Life 1.11 Series Riders and Income Plus For Life 5.09 Series Riders

Covered Person(s)

The Income Plus For Life® 1.11 Series Riders and Income Plus For Life® 5.09 Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® 1.11 and 5.09) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® 1.11 and 5.09).

IPFL 1.11 and 5.09 Series Rider Benefits

Lifetime Income Amount. Either Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® 1.11 or 5.09) the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or

•	(for Income Plus For Life – Joint Life® 1.11 or 5.09) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider on the Lifetime Income Date; by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® 1.11 or 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 1.11 or 5.09): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. The earliest Lifetime Income Date is the date you purchased a Rider (the Rider’s “effective date”) if the Covered Person (or the youngest Covered Person for Income Plus For Life – Joint Life® 1.11 or 5.09) would turn age 59 1/2 or older during the first Contract Year.

Otherwise, the Lifetime Income Date in most cases is the Contract Anniversary immediately preceding the date the Covered Person (or youngest Covered Person for Income Plus For Life – Joint Life® 1.11 or 5.09) turns age 59 1/2. The earliest available Lifetime Income Date in effect when we issued the Rider remains in effect for as long as the Rider remains in effect.

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time for an Income Plus For Life® 1.11 or 5.09 Series Rider is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase either Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base or could cause you to lose your guaranteed minimum withdrawal benefit. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” below for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

Benefit Rate by Age

Covered Person’s age on the Contract Anniversary prior to the first withdrawal after the Lifetime Income Date	Income Plus For Life® 1.11 or 5.09	Income Plus For Life – Joint Life® 1.11 or 5.09

59 1/2 – 64	4.00%	3.75%

65 and over	5.00%	4.75%

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 1.11 or 5.09 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 1.11 or 5.09) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with either the Income Plus For Life® 1.11 or 5.09 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary because that is the Contract Anniversary before you turn age 59 1/2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

With the higher Benefit Rate at older ages, if you defer taking withdrawals after the Lifetime Income Date, we will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under Income Plus For Life – Joint Life ®1.11 or 5.09) on the first withdrawal after the Lifetime Income Date.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 1.11 or 5.09 Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), up to a maximum Benefit Base of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base is the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date; or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base;

¡	the date of a reduction in the Benefit Base; or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an Excess Withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. We offered the Income Plus For Life® 1.11 or 5.09 Series Riders with the following Credit features:

•	Annual Credit Rate – 5%

•

Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while your Rider is in effect. We will extend the Credit Period each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Annual Credits. (We may refer to the Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period if you did not take any withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

If you take a withdrawal during a Contract Year, you will not be eligible for a Credit at the end of that Contract Year and Annual Credits for future Contract Years may be reduced, or eliminated, if the withdrawal results in a reduction of the Benefit Base.

EXAMPLE (Income Plus For Life® 1.11 and 5.09): Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider and you, the Covered Person, will turn age 63 during the first Contract Year. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years. Based on your age the applicable Annual Credit Rate for those years is 5%. If you take no withdrawals during the first and second Contract Year:

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($90,000 + $5,000) = $4,750). The Benefit Base increases to $99,750 ($90,000 + $5,000 + $4,750) and the Lifetime Income Amount increases to $4,988 (5% × $99,750).

EXAMPLE (Income Plus For Life – Joint Life® 1.11 and 5.09): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider when the younger Covered Person was age 65, you take no withdrawals during the first and second Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $4,988 (4.75% × $105,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,225 (4.75% × $110,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $90,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($90,000 + $5,000) = $4,750). The Benefit Base increases to $99,750 ($90,000 + $5,000 + $4,750) and the Lifetime Income Amount increases to $4,738 (4.75% × $99,750).

Step-Ups. The Income Plus For Life® 1.11 and 5.09 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal the Benefit Base value after the Step-Up multiplied by the Benefit Rate then in effect for your Rider, and the Rider fee will be based on the increased Benefit Base.

We also reserve the right to increase the rate of the fee for the Income Plus For Life® 5.09 Series Riders, up to a maximum rate of 1.20%, on any Step-Up Date. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE. Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider when you, the Covered Person, are 65, you take no withdrawals during the first three Contract Years and the applicable Annual Credit Rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, you make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Step-Ups may occur only while either the Income Plus For Life® 1.11 or 5.09 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 1.11 and 5.09 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of each Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person (or younger Covered Person in the case of a joint-life Rider) when we issued the Contract and the type of guaranteed minimum withdrawal benefit you purchased. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis. That means we reduce the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000) to $90,000 ($100,000 – 10% × $100,000).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date; or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date; or

•

a withdrawal (including applicable withdrawal charges) you take on or after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges), exceeds the Lifetime Income Amount for that Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” below).

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Series Rider that names you as the Covered Person when you are 45. Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract, and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount. We do this by multiplying the reduced Benefit Base by the Benefit Rate in effect for your Rider. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 5.09): Assume that you purchase a Contract with an Income Plus For Life® 1.11 or 5.09 Rider. Also assume that when you are age 67, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/ $100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 1.11 or 5.09): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider. Also assume that when the younger Covered Person is age 67, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Contract Value by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

•	if the withdrawals are taken under our Life Expectancy Distribution program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or

•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 1.11 or 5.09 Series Rider enters the Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. See “Settlement Phase” below. The Rider’s benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

If you take Excess Withdrawals from your Contract, you risk lowering the Lifetime Income Amount guaranteed for future withdrawals, or reducing the availability or amount of future Step-Ups.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 1.11 or 5.09 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide income payments for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with these Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce your Benefit Base proportionally by the amount of the withdrawal if you take a withdrawal under the Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 1.11 or 5.09 Series Rider if your Contract Value reduces to zero and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under an Income Plus For Life® 1.11 or 5.09 Series Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 1.11 or 5.09 Series Rider if:

•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or

•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value then declines to zero in that same Contract Year.

The settlement amount we pay to you under the Rider varies:

•

If the Settlement Phase begins after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as a Covered Person is living.

•

If the Settlement Phase begins before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount (i.e., the Benefit Base at the Lifetime Income Date multiplied by the Benefit Rate then in effect).

•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Our Income Plus For Life® 1.11 or 5.09 Series Riders end if (a) a death benefit becomes payable during the Accumulation Period (but before the Settlement Phase under the Rider), and (b) the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. In cases where the Rider continues, we determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Income Plus For Life® 1.11 and 5.09. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® 1.11 and 5.09:

1. Not the Covered Person

•     may continue if the Beneficiary elects to continue the Contract. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal the Benefit Rate then in effect multiplied by the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•     continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of any increase in the Benefit Base (reflecting the initial death benefit or any future Step-Ups) if at the time of the increase we also increase the rate of the Rider fee.

2. The Covered Person	• ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 1.11 or 5.09 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments.

The entire interest must be distributed within five years of the Owner’s death, except in the case where the Beneficiary is an individual. In that case, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. We continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”).

Income Plus For Life – Joint Life® 1.11 and 5.09. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) a Qualified Plan is the non-Spousal Beneficiary and the surviving Covered Person is a Spouse of the deceased Owner. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue periodic distributions under the Contract in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Rider fee (see “Rider Fees” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value only to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 1.11 or 5.09 Rider is in effect, we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 1.11 or 5.09 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 1.11 or 5.09 Series Rider once it is in effect. However, an Income Plus For Life® 1.11 or 5.09 Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® 1.11 and 5.09) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® 1.11 and 5.09) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® 12.08 Series Riders

Form of Guaranteed Amounts

The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life ®12.08) or on the lifetime duration of two Covered Persons (Income Plus For Life –Joint Life ®12.08).

IPFL 12.08 Series Rider Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life ®12.08) the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or

•	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life ®12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life Joint – Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

•

(for Income Plus For Life® 12.08) you were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in NY).

•

(for Income Plus For Life – Joint Life® 12.08) both you and your Spouse were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1/2 (age 61 in NY). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® 12.08 – 5%

•	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59 1/2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, because the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:

•	Annual Credit Rate –

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

¡	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)

If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only have purchased an Income Plus For Life® 12.08 Rider based on the value of its other features.

At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount.

The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.

“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period. We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.

Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® 12.08 Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1/2, or 61 in New York, at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

•	if the withdrawals are taken under our Life Expectancy Distribution program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or

•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date.

We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:

•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or

•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® 12.08:

1.	Not the Covered Person	•	may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider Fee based on the recalculated Benefit Base.
		•	enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.
		•	continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.

2.	The Covered Person	•	ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders

Income Plus For Life® (Quarterly Step-Up Review) Series Definitions

The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.

Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:

•	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or

•	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.

Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life –Joint Life® (Quarterly Step-Up Review)).

IPFL (Quarterly Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract, or

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•

the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life® (Quarterly Step-Up Review)); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

•

(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in New York).

•

(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1/2 (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Quarterly Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date; or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base;

¡	the date of a reduction in the Benefit Base; or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase

Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate –

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

¡	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.

Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduce the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the “Target Amount”(see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is the greater of:

•

200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or

•	the highest Target Value.

In no event, however, will we set a Target Amount in excess of $5 million.

Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.

We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:

•	(200% × $100,000) + (100% × $25,000) = $225,000; or

•	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.

Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:

•	the Contract Value on that date; and

•	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.

If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:

•	the Contract Value on the Contract Anniversary; or

•	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”

If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.

Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58 1/2 at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

For New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year, and

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):

1.	Notthe Covered Person

•     may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•     continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.

2.	TheCovered Person	• ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Annual Step-Up Review) Series Riders

Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”

Form of Guaranteed Amounts

Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•

(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Annual Step-Up Review)); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.

Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:

•

(for Income Plus For Life® (Annual Step-Up Review)) you were age 59 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59 1/2 (age 61 in New York) .

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59 1/2. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Annual Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%.

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date; or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base;

¡	the date of a reduction in the Benefit Base; or

¡	the effective date of a Step-Up.

Credits. The Income Plus For Life (Annual Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate:

¡	7% for Riders purchased on or after January 17, 2008 and outside of New York;

¡	6% for Riders purchased before January 17, 2008 or in New York.

•

Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life (Annual Step-Up Review) Rider, or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

EXAMPLE (Income Plus For Life – Joint Life ® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).

Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.

We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.

Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:

•

any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).

We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)

Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:

•	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

•	the Contract Value immediately after the Excess Withdrawal.

After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life® (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

•	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or

•

you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59 1/2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

•	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

¡	the Excess Withdrawal amount; divided by

¡	the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year;

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.

The settlement payment we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.

•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):
1. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse

•     may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal depletes the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•     continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

2. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	• may continue in the same manner as 1.

• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•     does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

3. The Covered Person and the Beneficiary is the deceased Owner’s Spouse	• ends without any further benefit.

4. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	• ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Termination of Rider

You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	the death or removal of the Covered Person; or

•	termination of the Contract.

Features of Principal Plus and Principal Plus for Life Series Riders

Forms of Guaranteed Amounts

Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. The Principal Plus for Life Plus Spousal Protection Rider provides a lifetime income guarantee based on the lifetime duration of two Covered Persons. Principal Plus does not provide a lifetime income guarantee.

Principal Plus and PPFL Benefits

Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Principal Plus for Life and Principal Plus For Life Plus Automatic Annual Step-Up) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract, or

•

(for Principal Plus For Life Plus Spousal Protection) either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5%); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58 1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59 1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.

•

(for Principal Plus for Life Plus Spousal Protection) the older of you and your Spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older Spouse would turn age 65. (The Lifetime Income Date does not change if the older Spouse does not survive to this date and the younger Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate

The Benefit Rate is:

•	Principal Plus – 5.00%

•	Principal Plus for Life – 5.00%

•	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%

•	Principal Plus for Life Plus Spousal Protection – 5.00%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000 ($150,000 for Principal Plus).

Increases in Guaranteed Amounts

Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider.

We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $3 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:

•	5% of the Benefit Base immediately after the Additional Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.

Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.

In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

•	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

•	in the case of the Lifetime Income Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

Credits. The Riders provide the following Credit features:

•	Credit Rate – 5%.

•	initial Credit Period

¡	(for Principal Plus) – the first 5 Contract Years.

¡

(for Principal Plus for Life Series Riders issued prior to May 1, 2007) – the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person (younger of the two Covered Persons for Principal Plus for Life Plus Spousal Protection) turns age 80. If you elected a Principal Plus for Life Plus Spousal Protection Rider when you purchased a Contract, the Credit Period is determined on the Contract Date. If you purchased a Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the initial Credit Period is based on the age of that Covered Person as of the initial Contract Date. The Credit Period does not change upon the death of either Covered Person.

¡	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) – the first 10 Contract Years.

•

extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we will extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

Each time you qualify for a Credit, we increase the Benefit Base:

•

by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise

•	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.

Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).

•

At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).

Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:

•	(for Principal Plus and Principal Plus for Life) 0.75%, and

•	(for Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection) 1.20%.

If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Up Dates. We schedule Step-Up Dates:

•	(for Principal Plus) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.

•	(for Riders issued in Oregon) – we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.

•

(for Principal Plus for Life Riders with endorsement) – we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.

Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.

If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider Fee is based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection fees up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or

•	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.

Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:

•	the Lifetime Income Amount prior to the withdrawal; or

•	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.

Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up and Principal Plus for Life Plus Spousal Protection Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:

•	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or

•	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on distribution requirements under the Code.

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.

Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in the “Accumulation Period Provisions – Payment of Death Benefit” provision of this Prospectus.

Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:

•

You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.

•

You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

•

We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.

•

After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.

Continuation of Principal Plus. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Beneficiary is:		Then PRINCIPAL PLUS:

1.	The deceased Owner’s Spouse	• Continues if the Benefit Base is greater than zero.

•     Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

•     Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

• Continues to impose the Principal Plus fee.

•     Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.

2.	Not the deceased Owner’s Spouse

•     Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:
1.	The Covered Person and the Beneficiary is the deceased Owner’s Spouse

•     Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.

• Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.
• Continues to impose the Principal Plus for Life fee.

•     Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

2.	The Covered Person and the Beneficiary is not the deceased Owner’s Spouse

•     Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

3.	Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse

•     Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

If the Deceased Owner is:		Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:

4.	Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse

•     Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

•     In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Death of First Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the first Covered Person to die is an Owner of the Contract (or deemed to be an “Owner” if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (or is not deemed to be an “Owner” if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect, and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Guaranteed Withdrawal Amount, Lifetime Income Amount, Credits or Step-Ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

•	no greater than the Guaranteed Withdrawal Amount until the Benefit Base is depleted to zero;

•

no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

•

based on amounts we calculate under our Life Expectancy Distribution program (see “Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider. If the surviving Covered Person dies while the Rider is in effect and the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Rider will continue if the death benefit or the Benefit Base is greater than zero at the time. We will step up the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit, and treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Credits or Step-Ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Rider fee will continue (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time. The Rider will enter its Settlement Phase if the Benefit Base is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the Spouse of the decedent, that Spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death. When settlement payments deplete the Benefit Base to zero, the Rider terminates and we make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•

if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in “Death of Last Covered Person under Principal Plus for Life Plus Spousal Protection Rider” above.

Termination of Rider

You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

•	under Principal Plus, the date the Benefit Base depletes to zero; or

•	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or

•	under Principal Plus, the Maturity Date under the Contract; or

•	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Principal Returns Rider

Form of Guarantee

The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).

In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.

The Rider does not provide a lifetime income guarantee.

Benefit Base

The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Benefit Rate

The Benefit Rate is 8%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider.

We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:

•	8% of the Benefit Base immediately after the Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).

Accumulation Benefit (not available for Riders issued in the state of Washington).

As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:

•	the amount of your initial Purchase Payments, up to $5 million; or

•	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.

Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.

If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.

Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.

We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.

Withdrawals, Distributions and Settlements

Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or

•	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our automatic Life Expectancy Distribution program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.

If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.

Settlement Phase. The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:

•	Continues if the Benefit Base is greater than zero.

•	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.

•

Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

•	Continues to impose the Rider fee.

•

Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.

•

Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Termination of Rider

You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

•	the date the Benefit Base and the Contract Value both deplete to zero; or

•	the date an Annuity Option under the Contract begins; or

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Appendix D: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture® Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that may have been available to you at issue. Not all Riders were available at the same time or in all states.

John Hancock USA

•	Guaranteed Retirement Income Program I

•	Guaranteed Retirement Income Program II

•	Guaranteed Retirement Income Program III

John Hancock New York

•	Guaranteed Retirement Income Program I

•	Guaranteed Retirement Income Program II

The optional Guaranteed Retirement Income Programs guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

John Hancock USA

Availability of Guaranteed Retirement Income Program

John Hancock USA offered three versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between May 1998 and June 2001 (beginning and end dates may vary by state). Guaranteed Retirement Income Program II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.

Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

•

may not be exercised until the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program I) and then must be exercised within 30 days immediately following the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program I) or a subsequent Contract Anniversary; and

•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Program I

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is defined below. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Income Base. The Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Guaranteed Retirement Income Program I Growth Factor. The growth factor for Guaranteed Retirement Income Program I is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Income Base Reductions. Withdrawals will reduce the Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Step-Up of Income Base. Within 30 days immediately following any Contract Anniversary, you may elect in writing to step up the Income Base to the Contract Value on that Contract Anniversary. If you elect to step up the Income Base, the earliest date that you may exercise the Guaranteed Retirement Income Program is extended to the 7th Contract Anniversary following the date the Step-Up is effective (the Step-Up Date).

Following a Step-Up of the Income Base, the Income Base as of the Step-Up Date is equal to the Contract Value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the Contract Value on the Step-Up Date will be treated as a Purchase Payment made on that date, and all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the Step-Up Date will not be considered.

Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Guaranteed Retirement Income Program II Growth Factor. The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Guaranteed Retirement Income Program III Growth Factor. The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Program and prior to the oldest Annuitant’s 81st birthday. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Program II Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal; and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Guaranteed Retirement Income Program III Income Base Reductions. If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal; and (ii) is equal to the Withdrawal Amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated above.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors Available for Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income III

The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “Pay-Out Period Provisions – Annuity Options” in “V. Description of the Contract”).

Life Annuity with a 10-Year Period Certain – Available for Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.

Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).

Joint and Survivor Life Annuity with a 10-Year Period Certain – Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise a Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Program I	0.25%
Guaranteed Retirement Income Program II	0.45%
Guaranteed Retirement Income Program III	0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program

A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;

•	the termination of the Contract for any reason; or

•	the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans

The use of Guaranteed Retirement Income Programs is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program.

Hence, you should consider that because (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election (7th Contract Anniversary for Guaranteed Retirement Income Program I) and (b) the election of a Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Programs should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

John Hancock New York

Availability of Guaranteed Retirement Income Program

John Hancock New York offered two versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

Conditions of Exercise. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Program monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base (Guaranteed Retirement Income Program II only). The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Program and prior to the oldest Annuitant’s 81st birthday. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Income Base Reductions. Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors. The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “Pay-Out Period Provisions – Annuity Options” in “V. Description of the Contract”):

•	Life Annuity with a 10-Year Period Certain;

•	Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Program Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Program Rider	Annual Fee
Guaranteed Retirement Income Program I	0.30%
Guaranteed Retirement Income Program II	0.45%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Program

A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;

•	the termination of the Contract for any reason; or

•	the exercise of the Guaranteed Retirement Income Program benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program.

You should consider that because (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancies of the co-Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Programs do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, a Guaranteed Retirement Income Program should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Program benefit.

Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

•	Venture® 2006 Contracts with no optional benefit Riders

•	Venture® 2006 Contracts with the Annual Step-Up Death Benefit Rider

•	Venture® 2006 Contracts issued by John Hancock New York with the Annual Step-Up Death Benefit Rider and the Payment Enhancement optional benefit Rider.

•	Ven 24, Ven 22 and Ven 20 Contracts with no optional benefit Riders;

•	Ven 22 and Ven 20 Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;

•	Ven 24 Contracts with the Payment Enhancement optional benefit Rider;

•	Ven 9, Ven 6 and Ven 7 Contracts with no optional benefit Riders;

•	Ven 3 Contracts with no optional benefit Riders.

Please note that fees for the Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, and Triple Protection Death Benefit Riders and fees for GMWB Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture Prior

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Venture Variable Annuity

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146	9.332
Value at End of Year	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146
Ven 22, 20 No. of Units	—	—	1,864,827	2,169,926	2,511,902	3,032,307	4,027,955	5,662,346	7,431,295	9,056,577
Ven 24 No. of Units	—	—	67,294	76,201	84,406	149,964	180,652	202,571	254,131	340,730
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	11.281	11.285	10.008	8.088	13.089	12.680	11.178	10.891	10.037
Value at End of Year	—	—	11.281	11.285	10.008	8.088	13.089	12.680	11.178	10.891
No. of Units	—	—	20,607	25,524	25,824	27,742	29,894	53,278	57,668	67,142
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	10.545	10.565	9.383	7.594	12.308	11.941	10.543	10.288	9.496
Value at End of Year	—	—	10.545	10.565	9.383	7.594	12.308	11.941	10.543	10.288
No. of Units	—	—	76,762	105,546	137,463	240,478	312,360	413,183	487,495	621,415
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146	9.332
Value at End of Year	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146
Ven 7, 8 No. of Units	—	—	185,568	202,252	225,628	238,305	322,637	423,821	579,086	697,016
Ven 9 No. of Units	—	—	30,346	42,223	44,975	51,568	92,908	93,667	157,718	254,069
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146	9.332
Value at End of Year	—	—	10.658	10.641	9.418	7.595	12.267	11.860	10.435	10.146
No. of Units	—	—	20,927	20,605	21,131	26,444	23,424	34,045	36,694	35,016
500 Index Trust (merged into 500 Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	14.486	14.491	12.858	10.383	16.820	16.289	14.356	13.982	12.891
Value at End of Year	—	—	14.486	14.491	12.858	10.383	16.820	16.289	14.356	13.982
Ven 22, 20 No. of Units	—	—	683,763	773,935	876,963	936,856	961,353	1,067,899	1,225,205	1,250,479
Ven 24 No. of Units	—	—	327,702	377,045	389,463	384,540	381,985	420,641	453,984	472,832
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	14.209	14.242	12.663	10.246	16.632	16.139	14.252	13.908	12.849
Value at End of Year	—	—	14.209	14.242	12.663	10.246	16.632	16.139	14.252	13.908
No. of Units	—	—	67,237	73,330	159,675	84,851	90,490	124,224	127,884	131,553
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	14.005	14.059	12.519	10.144	16.492	16.027	14.174	13.853	12.817
Value at End of Year	—	—	14.005	14.059	12.519	10.144	16.492	16.027	14.174	13.853
No. of Units	—	—	113,058	148,465	186,875	257,110	334,148	343,063	361,467	353,819
500 Index Trust B - Series I Shares (units first credited 11-02-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.132	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.447	12.132	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	1,417,987	1,549,792	—	—	—	—	—	—	—	—
Ven 24 No. of Units	62,118	63,829	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.629	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.409	12.629	—	—	—	—	—	—	—	—
No. of Units	17,262	20,574	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.626	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.381	12.626	—	—	—	—	—	—	—	—
No. of Units	51,889	61,937	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.633	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.447	12.633	—	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	132,068	162,238	—	—	—	—	—	—	—	—
Ven 9 No. of Units	30,065	27,389	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.633	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.447	12.633	—	—	—	—	—	—	—	—
No. of Units	26,814	20,170	—	—	—	—	—	—	—	—
500 Index Trust B - Series II Shares (units first credited 11-02-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.633	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.406	12.633	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	648,741	805,208	—	—	—	—	—	—	—	—
Ven 24 No. of Units	338,762	373,505	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.629	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.368	12.629	—	—	—	—	—	—	—	—
No. of Units	46,654	33,543	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.626	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.339	12.626	—	—	—	—	—	—	—	—
No. of Units	76,432	106,569	—	—	—	—	—	—	—	—
Active Bond Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	12.500	—
Value at End of Year	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	—
Ven 22, 20 No. of Units	491,586	751,502	915,605	1,072,347	1,249,746	1,545,198	2,211,907	2,960,620	3,779,743	—
Ven 24 No. of Units	15,781	19,370	25,301	43,758	61,321	69,399	98,929	118,895	140,653	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.005	16.677	16.015	14.294	11.638	13.219	12.911	12.563	12.500	—
Value at End of Year	17.762	18.005	16.677	16.015	14.294	11.638	13.219	12.911	12.563	—
No. of Units	10,458	11,387	14,914	16,275	18,005	18,388	26,958	32,570	43,655	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.799	16.511	15.880	14.194	11.574	13.166	12.878	12.551	12.500	—
Value at End of Year	17.533	17.799	16.511	15.880	14.194	11.574	13.166	12.878	12.551	—
No. of Units	45,428	63,828	77,689	102,718	152,545	198,810	261,708	296,316	361,780	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	12.500	—
Value at End of Year	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	—
Ven 7, 8 No. of Units	628,290	726,579	854,722	971,211	1,115,068	1,341,754	1,582,048	1,896,304	2,428,159	—
Ven 9 No. of Units	60,981	70,464	73,763	81,286	92,526	108,899	140,392	204,998	258,204	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	12.500	—
Value at End of Year	18.073	18.283	16.901	16.198	14.428	11.724	13.290	12.954	12.580	—
No. of Units	239,648	323,688	370,444	412,580	561,855	614,080	732,664	855,608	950,426	—
Active Bond Trust - Series II Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.017	16.690	16.012	14.281	11.643	13.215	12.915	12.567	12.500	—
Value at End of Year	17.774	18.017	16.690	16.012	14.281	11.643	13.215	12.915	12.567	—
Ven 22, 20 No. of Units	2,613,861	2,885,351	3,551,138	4,494,583	4,939,109	5,134,407	7,342,785	7,737,600	7,813,643	—
Ven 24 No. of Units	552,538	624,839	727,365	840,272	902,082	921,431	1,320,767	1,344,178	1,350,107	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.742	16.469	15.832	14.148	11.558	13.145	12.872	12.551	12.500	—
Value at End of Year	17.468	17.742	16.469	15.832	14.148	11.558	13.145	12.872	12.551	—
No. of Units	156,023	174,021	189,182	224,199	235,279	234,396	325,954	320,904	312,540	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.539	16.305	15.697	14.049	11.494	13.092	12.839	12.538	12.500	—
Value at End of Year	17.242	17.539	16.305	15.697	14.049	11.494	13.092	12.839	12.538	—
No. of Units	462,470	575,868	664,142	837,511	909,308	943,950	1,317,568	1,399,750	1,442,961	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	12.915	12.567	12.500	—
Value at End of Year	—	—	—	—	—	—	13.215	12.915	12.567	—
Ven 9 No. of Units	—	—	—	—	—	—	253	253	253	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Aggressive Growth Trust (merged into Mid Cap Stock Trust eff 05-01-2005) - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.040
Value at End of Year	—	—	—	—	—	—	—	—	—	12.972
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	7,370,975
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	336,022
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	8.776
Value at End of Year	—	—	—	—	—	—	—	—	—	9.437
No. of Units	—	—	—	—	—	—	—	—	—	54,792
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	7.888
Value at End of Year	—	—	—	—	—	—	—	—	—	8.469
No. of Units	—	—	—	—	—	—	—	—	—	395,958
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.040
Value at End of Year	—	—	—	—	—	—	—	—	—	12.972
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	573,749
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	224,663
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.040
Value at End of Year	—	—	—	—	—	—	—	—	—	12.972
No. of Units	—	—	—	—	—	—	—	—	—	38,592
Aggressive Growth Trust (merged into Mid Cap Stock Trust eff 05-01-2005) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.607
Value at End of Year	—	—	—	—	—	—	—	—	—	13.576
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	567,063
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	199,068
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.566
Value at End of Year	—	—	—	—	—	—	—	—	—	13.504
No. of Units	—	—	—	—	—	—	—	—	—	54,887
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.535
Value at End of Year	—	—	—	—	—	—	—	—	—	13.451
No. of Units	—	—	—	—	—	—	—	—	—	93,182
All Cap Core Trust (formerly Growth Trust) - Series I Shares (units first credited 07-15-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114	14.919
Value at End of Year	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114
Ven 22, 20 No. of Units	981,371	1,169,637	1,330,117	1,574,344	1,856,365	2,192,453	2,846,401	4,157,956	5,317,776	6,316,179
Ven 24 No. of Units	41,371	43,823	46,052	55,691	65,315	71,667	81,521	130,706	153,969	175,743
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.591	10.105	10.226	9.192	7.271	12.239	12.114	10.727	9.992	8.729
Value at End of Year	15.323	11.591	10.105	10.226	9.192	7.271	12.239	12.114	10.727	9.992
No. of Units	24,347	12,660	10,775	13,688	14,787	15,919	20,761	21,873	25,817	32,414
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	8.737	7.629	7.731	6.960	5.514	9.295	9.214	8.171	7.623	6.669
Value at End of Year	11.533	8.737	7.629	7.731	6.960	5.514	9.295	9.214	8.171	7.623
No. of Units	35,262	38,914	39,769	47,760	78,594	85,885	97,450	114,191	172,569	210,053
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114	14.919
Value at End of Year	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114
Ven 7, 8 No. of Units	198,134	215,103	238,025	274,653	317,322	382,247	465,904	594,331	775,887	1,026,608
Ven 9 No. of Units	74,215	81,281	90,241	103,484	123,119	156,358	198,707	253,002	313,453	418,096
Ven 3 Contracts with no Optional Riders
Value at Start of Year	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114	14.919
Value at End of Year	26.721	20.173	17.551	17.725	15.902	12.553	21.087	20.831	18.409	17.114
No. of Units	9,911	10,805	13,277	15,086	19,126	20,107	24,100	31,814	35,814	43,383

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
All Cap Core Trust (formerly Growth Trust) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764	15.612	13.642
Value at End of Year	23.942	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764	15.612
Ven 22, 20 No. of Units	46,164	60,515	54,027	62,497	72,096	87,545	102,679	120,561	130,017	142,419
Ven 24 No. of Units	8,647	6,927	6,806	10,056	10,538	11,874	16,455	18,620	16,165	14,031
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.731	15.483	15.710	14.150	11.210	18.908	18.761	16.643	15.530	13.597
Value at End of Year	23.391	17.731	15.483	15.710	14.150	11.210	18.908	18.761	16.643	15.530
No. of Units	700	3,251	3,223	4,426	5,067	4,916	4,518	3,733	5,894	5,602
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.451	15.261	15.508	13.989	11.099	18.749	18.632	16.552	15.468	13.564
Value at End of Year	22.986	17.451	15.261	15.508	13.989	11.099	18.749	18.632	16.552	15.468
No. of Units	7,801	8,463	9,446	10,823	13,985	16,191	16,590	16,325	13,357	11,137
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	18.936	16.764	15.612	—
Value at End of Year	—	—	—	—	—	—	19.122	18.936	16.764	—
Ven 9 No. of Units	—	—	—	—	—	—	312	313	313	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764	15.612	—
Value at End of Year	18.113	18.113	15.784	15.984	14.368	11.360	19.122	18.936	16.764	—
No. of Units	—	148	148	148	149	149	149	149	149	—
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010) - Series I Shares (units first credited 03-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	12.780	22.326	20.206	19.226	17.888	17.030
Value at End of Year	—	—	—	—	15.261	12.780	22.326	20.206	19.226	17.888
Ven 22, 20 No. of Units	—	—	—	—	2,716,985	3,341,121	4,314,341	5,971,079	7,379,350	9,368,927
Ven 24 No. of Units	—	—	—	—	112,565	126,784	158,510	228,894	268,153	300,775
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	6.226	10.899	9.884	9.423	8.785	8.380
Value at End of Year	—	—	—	—	7.420	6.226	10.899	9.884	9.423	8.785
No. of Units	—	—	—	—	13,624	12,313	33,095	38,921	46,808	61,922
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	5.392	9.453	8.585	8.198	7.654	7.312
Value at End of Year	—	—	—	—	6.416	5.392	9.453	8.585	8.198	7.654
No. of Units	—	—	—	—	145,769	192,957	257,081	314,528	389,884	490,521
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	12.780	22.326	20.206	19.226	17.888	17.030
Value at End of Year	—	—	—	—	15.261	12.780	22.326	20.206	19.226	17.888
Ven 7, 8 No. of Units	—	—	—	—	505,949	595,476	762,737	951,840	1,208,031	1,583,546
Ven 9 No. of Units	—	—	—	—	216,186	263,491	326,625	426,423	526,534	681,765
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	12.780	22.326	20.206	19.226	17.888	17.030
Value at End of Year	—	—	—	—	15.261	12.780	22.326	20.206	19.226	17.888
No. of Units	—	—	—	—	25,194	29,186	38,198	46,528	70,597	93,651
All Cap Growth Trust (merged into Capital Appreciation Trust eff 05-03-2010) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	9.484	16.600	15.055	14.359	13.387	12.768
Value at End of Year	—	—	—	—	11.303	9.484	16.600	15.055	14.359	13.387
Ven 22, 20 No. of Units	—	—	—	—	377,616	394,347	524,089	555,332	563,975	797,349
Ven 24 No. of Units	—	—	—	—	75,172	74,395	79,704	95,639	99,956	97,287
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	9.359	16.414	14.916	14.255	13.317	12.726
Value at End of Year	—	—	—	—	11.132	9.359	16.414	14.916	14.255	13.317
No. of Units	—	—	—	—	23,121	22,578	24,209	25,866	29,457	28,729
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	9.266	16.276	14.813	14.178	13.264	12.695
Value at End of Year	—	—	—	—	11.005	9.266	16.276	14.813	14.178	13.264
No. of Units	—	—	—	—	44,508	46,475	63,831	73,221	68,612	80,663

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	9.484	16.600	15.055	14.359	13.387	—
Value at End of Year	—	—	—	—	11.303	9.484	16.600	15.055	14.359	—
Ven 9 No. of Units	—	—	—	—	259	266	821	828	548	—
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870	12.131
Value at End of Year	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870
Ven 22, 20 No. of Units	—	411,312	517,185	587,058	758,051	942,277	1,221,952	1,672,577	1,841,422	2,111,389
Ven 24 No. of Units	—	13,725	14,713	17,075	17,562	18,952	27,743	39,428	39,696	42,383
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.892	16.387	17.382	14.923	11.977	17.089	16.031	14.325	13.769	12.066
Value at End of Year	—	17.892	16.387	17.382	14.923	11.977	17.089	16.031	14.325	13.769
No. of Units	—	39,764	39,517	42,559	46,835	57,648	68,505	52,240	51,220	59,499
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.581	16.127	17.131	14.730	11.839	16.919	15.896	14.225	13.693	12.018
Value at End of Year	—	17.581	16.127	17.131	14.730	11.839	16.919	15.896	14.225	13.693
No. of Units	—	33,274	40,188	58,659	78,711	39,663	131,573	150,396	166,689	145,850
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870	12.131
Value at End of Year	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870
Ven 7, 8 No. of Units	—	76,807	96,106	98,239	113,950	127,247	129,415	172,765	195,319	262,487
Ven 9 No. of Units	—	16,170	21,401	21,365	22,877	24,537	43,230	44,179	45,996	54,418
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870	12.131
Value at End of Year	—	18.315	16.741	17.722	15.184	12.162	17.319	16.214	14.459	13.870
No. of Units	—	3,290	3,488	5,372	5,865	5,470	5,480	8,671	6,657	12,408
All Cap Value Trust (merged into Fundamental Large Cap Value Trust eff 12-06-2013) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.542	17.916	19.006	16.315	13.088	18.661	17.517	15.646	15.051	13.182
Value at End of Year	—	19.542	17.916	19.006	16.315	13.088	18.661	17.517	15.646	15.051
Ven 22, 20 No. of Units	—	354,775	474,129	534,180	605,954	657,194	735,104	873,791	843,708	807,667
Ven 24 No. of Units	—	66,055	68,508	90,932	100,368	120,745	141,565	161,342	146,759	154,556
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.131	17.574	18.680	16.067	12.916	18.451	17.355	15.533	14.972	13.139
Value at End of Year	—	19.131	17.574	18.680	16.067	12.916	18.451	17.355	15.533	14.972
No. of Units	—	16,819	14,805	15,536	18,151	25,510	27,529	33,190	49,081	53,333
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.828	17.321	18.439	15.884	12.788	18.296	17.235	15.448	14.913	13.107
Value at End of Year	—	18.828	17.321	18.439	15.884	12.788	18.296	17.235	15.448	14.913
No. of Units	—	49,254	53,636	73,692	82,331	89,480	113,547	117,975	118,139	116,118
American Asset Allocation Trust - Series I Shares (units first credited 05-02-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.237	11.597	11.654	10.546	12.500	—	—	—	—	—
Value at End of Year	16.094	13.237	11.597	11.654	10.546	—	—	—	—	—
Ven 22, 20 No. of Units	2,548,406	3,002,717	3,534,573	4,226,250	4,854,392	—	—	—	—	—
Ven 24 No. of Units	79,403	81,129	79,185	32,258	103,311	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.088	11.489	11.568	10.490	12.500	—	—	—	—	—
Value at End of Year	15.881	13.088	11.489	11.568	10.490	—	—	—	—	—
No. of Units	18,911	21,453	32,359	38,677	41,319	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.977	11.409	11.505	10.448	12.500	—	—	—	—	—
Value at End of Year	15.723	12.977	11.409	11.505	10.448	—	—	—	—	—
No. of Units	74,344	89,457	98,041	130,228	212,565	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.237	11.597	11.654	10.546	12.500	—	—	—	—	—
Value at End of Year	16.094	13.237	11.597	11.654	10.546	—	—	—	—	—
Ven 7, 8 No. of Units	2,844,572	3,155,413	3,552,474	4,058,185	4,670,702	—	—	—	—	—
Ven 9 No. of Units	305,221	339,343	381,871	21,057	572,513	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	13.237	11.597	11.654	10.546	12.500	—	—	—	—	—
Value at End of Year	16.094	13.237	11.597	11.654	10.546	—	—	—	—	—
No. of Units	1,062,848	1,203,317	1,395,434	1,612,859	1,871,261	—	—	—	—	—
American Asset Allocation Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.350	11.693	11.728	10.602	8.700	12.543	12.500	—	—	—
Value at End of Year	16.249	13.350	11.693	11.728	10.602	8.700	12.543	—	—	—
Venture No. of Units	24,268,679	26,251,939	27,380,933	29,201,462	30,724,575	19,851,060	6,729,131	—	—	—
NY Venture No. of Units	1,560,679	1,653,866	1,426,370	390,046	1,970,143	1,033,934	379,845	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.627	—	—	—	—	—	—	—	—	—
Value at End of Year	15.393	—	—	—	—	—	—	—	—	—
Venture No. of Units	251,915	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,192	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.162	11.558	11.621	10.531	8.664	12.522	12.500	—	—	—
Value at End of Year	15.980	13.162	11.558	11.621	10.531	8.664	12.522	—	—	—
Ven 22, 20 No. of Units	1,230,173	1,359,655	1,692,120	1,828,645	2,352,872	1,892,149	1,357,916	—	—	—
Ven 24 No. of Units	193,914	234,745	248,675	16,567	342,042	129,358	41,834	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.013	11.450	11.536	10.475	8.635	12.505	12.500	—	—	—
Value at End of Year	15.768	13.013	11.450	11.536	10.475	8.635	12.505	—	—	—
No. of Units	39,436	42,230	136,122	143,461	146,143	118,757	17,170	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.087	11.504	11.578	10.503	8.649	12.514	12.500	—	—	—
Value at End of Year	15.874	13.087	11.504	11.578	10.503	8.649	12.514	—	—	—
No. of Units	160,308	175,104	202,723	108,634	215,712	236,172	224,200	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.199	—	—	—	—	—	—	—	—	—
Value at End of Year	16.034	—	—	—	—	—	—	—	—	—
No. of Units	1,076	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.903	11.370	11.473	10.433	8.613	12.493	12.500	—	—	—
Value at End of Year	15.611	12.903	11.370	11.473	10.433	8.613	12.493	—	—	—
No. of Units	77,158	89,793	104,443	31,813	166,832	115,640	75,948	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.199	11.585	11.642	10.545	8.671	12.526	12.500	—	—	—
Value at End of Year	16.034	13.199	11.585	11.642	10.545	8.671	12.526	—	—	—
Venture No. of Units	10,641,059	11,195,574	11,853,987	12,511,936	12,874,294	7,973,773	3,073,847	—	—	—
NY Venture No. of Units	1,201,158	1,308,358	1,426,370	206,895	1,505,773	978,916	352,031	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.626	—	—	—	—	—	—	—	—	—
Value at End of Year	15.360	—	—	—	—	—	—	—	—	—
Venture No. of Units	57,268	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	25,374	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.939	11.397	11.494	10.447	8.620	12.497	12.500	—	—	—
Value at End of Year	15.664	12.939	11.397	11.494	10.447	8.620	12.497	—	—	—
NY Venture No. of Units	149,172	156,789	167,038	55,100	173,112	173,633	154,513	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.050	—	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	12.522	12.500	—	—	—
Value at End of Year	—	—	—	—	—	8.664	12.522	—	—	—
Ven 9 No. of Units	—	—	—	—	—	80,119	31,883	—	—	—
No. of Units	—	—	—	—	—	105,624	28,774	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	12.522	12.500	—	—	—
Value at End of Year	—	—	—	—	—	8.664	12.522	—	—	—
No. of Units	—	—	—	—	—	4,348	563	—	—	—
American Blue Chip Income and Growth Trust (merged into American Growth-Income Trust eff 11-02-2012) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463	15.299
Value at End of Year	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463
Ven 22, 20 No. of Units	—	—	1,375,366	1,575,377	1,644,971	1,863,074	2,373,140	2,952,854	3,003,264	3,085,744
Ven 24 No. of Units	—	—	192,901	225,707	245,089	268,076	285,863	326,760	337,549	351,197
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	16.421	16.930	15.394	12.304	19.772	19.800	17.225	16.409	15.279
Value at End of Year	—	—	16.421	16.930	15.394	12.304	19.772	19.800	17.225	16.409
No. of Units	—	—	57,344	66,741	76,599	82,544	91,855	100,073	122,679	87,095
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	16.209	16.737	15.241	12.200	19.634	19.691	17.157	16.368	15.264
Value at End of Year	—	—	16.209	16.737	15.241	12.200	19.634	19.691	17.157	16.368
No. of Units	—	—	67,942	97,136	119,299	139,310	165,698	193,157	181,864	166,040
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463	15.299
Value at End of Year	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463
Ven 9 No. of Units	—	—	12,417	21,008	19,151	30,610	32,346	48,679	39,850	50,361
No. of Units	—	—	119,981	117,258	134,444	167,691	213,728	292,547	300,636	319,536
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463	15.299
Value at End of Year	—	—	16.708	17.192	15.601	12.445	19.957	19.945	17.317	16.463
No. of Units	—	—	12,356	9,876	10,528	12,344	16,115	20,264	23,260	25,749
American Bond Trust (merged into Bond Trust eff 10-28-2011) - Series II Shares (units first credited 08-01-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	13.130	11.866	13.311	13.105	12.500	—	—
Value at End of Year	—	—	—	13.754	13.130	11.866	13.311	13.105	—	—
Venture No. of Units	—	—	—	8,002,903	8,298,579	7,590,244	9,402,750	2,920,678	—	—
NY Venture No. of Units	—	—	—	831,645	823,365	751,142	966,217	302,519	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.967	11.749	13.212	13.040	12.418	12.500	—
Value at End of Year	—	—	—	13.550	12.967	11.749	13.212	13.040	12.418	—
Ven 22, 20 No. of Units	—	—	—	4,632,522	4,838,252	4,551,762	6,308,370	5,334,662	2,340,443	—
Ven 24 No. of Units	—	—	—	603,586	625,224	569,633	755,350	703,819	295,255	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	12.853	11.669	13.149	13.003	12.408	12.500	—
Value at End of Year	—	—	—	13.403	12.853	11.669	13.149	13.003	12.408	—
No. of Units	—	—	—	144,780	158,916	157,844	183,361	148,168	50,361	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.962	11.756	13.234	13.074	12.500	—	—
Value at End of Year	—	—	—	13.531	12.962	11.756	13.234	13.074	—	—
No. of Units	—	—	—	364,499	392,259	343,049	421,961	122,925	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	12.768	11.609	13.101	12.976	12.400	12.500	—
Value at End of Year	—	—	—	13.295	12.768	11.609	13.101	12.976	12.400	—
No. of Units	—	—	—	631,171	702,693	657,435	864,609	787,772	271,239	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	13.034	11.803	13.267	13.087	12.500	—	—
Value at End of Year	—	—	—	13.626	13.034	11.803	13.267	13.087	—	—
Venture No. of Units	—	—	—	3,230,226	3,238,279	3,003,020	3,701,792	858,785	—	—
NY Venture No. of Units	—	—	—	451,329	423,933	361,626	429,201	81,908	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	12.796	11.629	13.117	12.985	12.500	—	—
Value at End of Year	—	—	—	13.331	12.796	11.629	13.117	12.985	—	—
NY Venture No. of Units	—	—	—	209,653	226,688	216,647	299,431	106,009	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	12.967	11.749	13.212	13.040	12.418	12.500	—
Value at End of Year	—	—	—	13.550	12.967	11.749	13.212	13.040	12.418	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	11,901	—
Ven 9 No. of Units	—	—	—	37,466	47,566	38,770	17,882	12,837	3,554	—
No. of Units	—	—	—	175,735	166,647	184,745	156,919	103,991	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	12.967	11.749	13.212	13.040	12.418	—	—
Value at End of Year	—	—	—	13.550	12.967	11.749	13.212	13.040	—	—
No. of Units	—	—	—	13,232	24,269	28,299	27,179	5,019	—	—
American Global Growth Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.331	11.054	12.342	11.230	8.033	13.252	12.500	—	—	—
Value at End of Year	16.925	13.331	11.054	12.342	11.230	8.033	13.252	—	—	—
Venture No. of Units	2,625,141	2,377,809	2,748,383	2,919,485	3,026,315	3,096,633	2,429,590	—	—	—
NY Venture No. of Units	229,493	200,272	214,076	235,757	235,269	273,372	171,995	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.750	—	—	—	—	—	—	—	—	—
Value at End of Year	16.212	—	—	—	—	—	—	—	—	—
Venture No. of Units	38,235	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	9,521	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.143	10.926	12.229	11.155	7.999	13.230	12.500	—	—	—
Value at End of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—	—
Ven 22, 20 No. of Units	735,414	598,647	632,755	757,456	737,034	675,506	576,988	—	—	—
Ven 24 No. of Units	41,286	13,325	22,391	23,531	23,336	18,986	36,695	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.995	10.824	12.140	11.095	7.972	13.212	12.500	—	—	—
Value at End of Year	16.424	12.995	10.824	12.140	11.095	7.972	13.212	—	—	—
No. of Units	31,188	24,966	24,059	24,772	13,398	6,026	11,868	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.069	10.875	12.184	11.125	7.986	13.221	12.500	—	—	—
Value at End of Year	16.534	13.069	10.875	12.184	11.125	7.986	13.221	—	—	—
No. of Units	65,059	53,667	68,917	66,783	65,609	58,099	55,061	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.180	—	—	—	—	—	—	—	—	—
Value at End of Year	16.700	—	—	—	—	—	—	—	—	—
No. of Units	221	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.885	10.748	12.073	11.051	7.952	13.199	12.500	—	—	—
Value at End of Year	16.260	12.885	10.748	12.073	11.051	7.952	13.199	—	—	—
No. of Units	15,781	25,614	12,932	17,528	42,504	36,338	25,146	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.180	10.951	12.252	11.170	8.006	13.234	12.500	—	—	—
Value at End of Year	16.700	13.180	10.951	12.252	11.170	8.006	13.234	—	—	—
Venture No. of Units	1,681,755	1,459,134	1,629,811	1,749,834	1,831,975	1,854,336	1,502,544	—	—	—
NY Venture No. of Units	133,006	124,020	140,969	164,075	163,893	194,429	170,670	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.749	—	—	—	—	—	—	—	—	—
Value at End of Year	16.177	—	—	—	—	—	—	—	—	—
Venture No. of Units	33,316	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	16,524	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.921	10.773	12.095	11.066	7.959	13.203	12.500	—	—	—
Value at End of Year	16.315	12.921	10.773	12.095	11.066	7.959	13.203	—	—	—
NY Venture No. of Units	77,691	72,862	82,632	83,120	88,433	92,670	66,583	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.032	—	—	—	—	—	—	—	—	—
Value at End of Year	16.479	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,314	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.143	10.926	12.229	11.155	7.999	13.230	12.500	—	—	—
Value at End of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—	—
Ven 9 No. of Units	25,063	14,101	16,695	18,669	19,503	12,948	7,625	—	—	—
No. of Units	101,078	75,073	75,298	77,092	74,180	63,172	39,658	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	13.143	10.926	12.229	11.155	7.999	13.230	12.500	—	—	—
Value at End of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—	—
No. of Units	13,619	12,222	8,396	7,533	6,435	6,409	1,230	—	—	—
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	10.891	9.377	11.802	9.798	6.177	13.525	12.500	—	—	—
Value at End of Year	—	10.891	9.377	11.802	9.798	6.177	13.525	—	—	—
Venture No. of Units	—	907,482	1,035,351	989,074	1,122,410	1,225,366	742,659	—	—	—
NY Venture No. of Units	—	72,524	75,892	75,868	81,334	103,103	54,291	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.898	—	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	10.737	9.268	11.694	9.732	6.152	13.502	12.500	—	—	—
Value at End of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—	—
Ven 22, 20 No. of Units	—	407,076	476,007	727,645	703,684	379,695	547,653	—	—	—
Ven 24 No. of Units	—	36,360	41,249	46,803	37,542	27,725	55,578	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	10.616	9.182	11.608	9.680	6.131	13.484	12.500	—	—	—
Value at End of Year	—	10.616	9.182	11.608	9.680	6.131	13.484	—	—	—
No. of Units	—	8,546	18,609	11,911	15,403	5,806	8,315	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	10.676	9.225	11.651	9.706	6.141	13.493	12.500	—	—	—
Value at End of Year	—	10.676	9.225	11.651	9.706	6.141	13.493	—	—	—
No. of Units	—	22,208	26,738	23,362	24,447	23,048	15,922	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	10.768	—	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	10.526	9.118	11.545	9.642	6.116	13.471	12.500	—	—	—
Value at End of Year	—	10.526	9.118	11.545	9.642	6.116	13.471	—	—	—
No. of Units	—	8,713	9,392	21,447	29,768	25,874	37,295	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	10.768	9.290	11.715	9.745	6.157	13.507	12.500	—	—	—
Value at End of Year	—	10.768	9.290	11.715	9.745	6.157	13.507	—	—	—
Venture No. of Units	—	528,084	581,913	575,479	656,138	711,859	465,669	—	—	—
NY Venture No. of Units	—	45,400	48,858	52,186	59,120	77,218	47,971	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.896	—	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	10.556	9.139	11.566	9.655	6.121	13.475	12.500	—	—	—
Value at End of Year	—	10.556	9.139	11.566	9.655	6.121	13.475	—	—	—
NY Venture No. of Units	—	27,366	29,932	28,710	29,112	32,821	20,843	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	10.646	—	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	—	—	—	—	—	—
Venture No. of Units	—	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	10.737	9.268	11.694	9.732	6.152	13.502	12.500	—	—	—
Value at End of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—	—
Ven 9 No. of Units	—	8,357	12,326	13,818	17,210	10,380	17,502	—	—	—
No. of Units	—	50,919	61,998	90,878	69,107	36,399	74,069	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	10.737	9.268	11.694	9.732	6.152	13.502	12.500	—	—	—
Value at End of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—	—
No. of Units	—	4,159	1,079	1,148	1,966	1,525	1,528	—	—	—
American Growth Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.665	11.792	12.528	10.727	7.825	14.207	12.863	12.500	—	—
Value at End of Year	17.492	13.665	11.792	12.528	10.727	7.825	14.207	12.863	—	—
Venture No. of Units	3,394,648	5,989,600	6,624,872	7,086,878	8,080,067	9,044,648	7,271,861	2,853,777	—	—
NY Venture No. of Units	359,401	621,006	726,982	728,977	800,551	848,896	697,532	257,316	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.715	—	—	—	—	—	—	—	—	—
Value at End of Year	16.299	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,708,324	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	172,343	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850	15.269
Value at End of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850
Ven 22, 20 No. of Units	5,723,621	7,210,453	8,851,585	10,262,010	11,940,166	13,741,290	14,641,379	16,173,347	15,171,705	11,353,014
Ven 24 No. of Units	976,735	1,249,306	1,407,434	1,525,269	1,691,623	1,871,936	1,790,257	1,874,727	1,606,897	1,046,035
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.318	18.479	19.721	16.962	12.429	22.667	20.616	19.105	16.794	15.249
Value at End of Year	27.164	21.318	18.479	19.721	16.962	12.429	22.667	20.616	19.105	16.794
No. of Units	223,894	270,210	332,325	396,520	428,389	489,152	489,962	535,410	464,185	296,693
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.350	11.560	12.325	10.590	7.752	14.124	12.833	12.500	—	—
Value at End of Year	17.028	13.350	11.560	12.325	10.590	7.752	14.124	12.833	—	—
No. of Units	200,404	283,435	305,605	315,314	361,696	284,683	322,194	113,338	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.484	—	—	—	—	—	—	—	—	—
Value at End of Year	17.225	—	—	—	—	—	—	—	—	—
No. of Units	77,430	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.011	18.240	19.496	16.793	12.323	22.509	20.503	19.029	16.752	15.234
Value at End of Year	26.733	21.011	18.240	19.496	16.793	12.323	22.509	20.503	19.029	16.752
No. of Units	560,414	789,991	945,446	1,053,911	1,220,274	1,457,364	1,374,398	1,449,360	1,208,296	603,913
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.484	11.659	12.412	10.649	7.783	14.159	12.846	12.500	—	—
Value at End of Year	17.225	13.484	11.659	12.412	10.649	7.783	14.159	12.846	—	—
Venture No. of Units	1,779,129	2,541,891	2,877,835	3,077,292	3,391,831	3,782,792	2,871,284	902,530	—	—
NY Venture No. of Units	229,683	345,068	376,619	394,082	399,812	395,176	319,197	101,357	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.713	—	—	—	—	—	—	—	—	—
Value at End of Year	16.265	—	—	—	—	—	—	—	—	—
Venture No. of Units	438,160	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	65,508	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.113	18.319	19.570	16.849	12.358	22.561	20.541	12.500	—	—
Value at End of Year	26.876	21.113	18.319	19.570	16.849	12.358	22.561	20.541	—	—
NY Venture No. of Units	46,973	99,853	107,741	110,577	118,926	137,295	129,903	54,638	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.421	—	—	—	—	—	—	—	—	—
Value at End of Year	27.309	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	38,195	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850	15.269
Value at End of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	1,129,093	995,032
Ven 9 No. of Units	78,664	86,547	101,540	118,898	134,902	153,426	184,170	196,984	174,537	148,164
No. of Units	397,192	469,587	553,978	622,665	756,214	856,686	985,390	1,088,570	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850	15.269
Value at End of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	20.767	19.207	16.850
No. of Units	35,195	41,092	41,931	44,189	43,449	47,395	65,489	68,958	75,525	70,670
American Growth-Income Trust - Series I Shares (units first credited 05-02-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.573	11.720	12.109	11.030	12.500	—	—	—	—	—
Value at End of Year	—	13.573	11.720	12.109	11.030	—	—	—	—	—
Venture No. of Units	—	403	417	416	417	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.342	16.744	17.342	15.836	12.500	—	—	—	—	—
Value at End of Year	25.370	19.342	16.744	17.342	15.836	—	—	—	—	—
Ven 22, 20 No. of Units	3,009,380	3,481,030	3,635,636	4,378,266	5,180,092	—	—	—	—	—
Ven 24 No. of Units	100,684	113,854	118,667	152,987	169,181	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.972	16.456	17.079	15.626	12.500	—	—	—	—	—
Value at End of Year	24.835	18.972	16.456	17.079	15.626	—	—	—	—	—
No. of Units	60,375	53,782	49,334	55,637	62,794	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.699	11.037	11.472	10.512	12.500	—	—	—	—	—
Value at End of Year	24.440	18.699	11.037	11.472	10.512	—	—	—	—	—
No. of Units	91,683	110,369	134,468	168,017	223,417	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.342	16.744	17.342	15.836	12.500	—	—	—	—	—
Value at End of Year	25.370	19.342	16.744	17.342	15.836	—	—	—	—	—
Ven 7, 8 No. of Units	469,922	534,506	463,516	548,420	675,642	—	—	—	—	—
Ven 9 No. of Units	107,296	125,794	123,985	154,654	164,292	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.342	16.744	17.342	15.836	12.500	—	—	—	—	—
Value at End of Year	25.370	19.342	16.744	17.342	15.836	—	—	—	—	—
No. of Units	55,438	55,782	57,258	62,685	57,175	—	—	—	—	—
American Growth-Income Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.493	11.673	12.079	11.023	8.534	13.962	13.519	12.500	—	—
Value at End of Year	17.720	13.493	11.673	12.079	11.023	8.534	13.962	13.519	—	—
Venture No. of Units	3,231,166	5,844,755	6,530,115	7,163,546	7,725,596	8,064,686	7,254,372	2,666,182	—	—
NY Venture No. of Units	339,756	606,825	708,417	712,202	738,660	758,530	708,752	252,577	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.654	—	—	—	—	—	—	—	—	—
Value at End of Year	16.643	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,684,639	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	170,168	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303	16.665	15.388
Value at End of Year	25.188	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303	16.665
Ven 22, 20 No. of Units	4,461,445	5,967,647	6,355,649	7,293,399	7,958,502	10,574,670	11,988,857	13,399,904	12,347,704	9,224,537
Ven 24 No. of Units	900,469	1,232,908	1,233,296	1,139,011	1,479,886	1,488,815	1,510,475	1,549,856	1,351,548	739,263
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.860	16.389	17.036	15.617	12.145	19.960	19.415	17.211	16.610	15.368
Value at End of Year	24.656	18.860	16.389	17.036	15.617	12.145	19.960	19.415	17.211	16.610
No. of Units	221,503	289,653	305,566	342,964	356,870	360,474	363,473	395,834	392,183	254,864
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.182	11.443	11.883	10.883	8.454	13.881	13.488	12.500	—	—
Value at End of Year	17.250	13.182	11.443	11.883	10.883	8.454	13.881	13.488	—	—
No. of Units	146,807	271,355	292,900	312,555	334,314	346,437	307,462	106,288	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.315	—	—	—	—	—	—	—	—	—
Value at End of Year	17.450	—	—	—	—	—	—	—	—	—
No. of Units	79,873	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.705	16.178	16.841	15.462	12.042	19.821	19.309	17.143	16.569	15.353
Value at End of Year	16.606	12.705	16.178	16.841	15.462	12.042	19.821	19.309	17.143	16.569
No. of Units	622,781	871,144	976,368	1,100,268	1,212,288	1,327,858	1,406,020	1,443,864	1,241,490	601,754
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.315	11.541	11.966	10.943	8.488	13.916	13.501	12.500	—	—
Value at End of Year	17.450	13.315	11.541	11.966	10.943	8.488	13.916	13.501	—	—
Venture No. of Units	1,546,497	2,413,176	2,617,484	2,828,973	2,961,040	3,070,258	2,556,774	817,371	—	—
NY Venture No. of Units	174,268	279,485	305,079	333,134	343,287	357,865	319,506	89,819	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.653	—	—	—	—	—	—	—	—	—
Value at End of Year	16.607	—	—	—	—	—	—	—	—	—
Venture No. of Units	446,527	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	58,536	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.679	16.248	16.905	15.513	12.076	19.867	19.344	12.500	—	—
Value at End of Year	24.394	18.679	16.248	16.905	15.513	12.076	19.867	19.344	—	—
NY Venture No. of Units	45,896	105,963	114,484	122,020	130,839	141,932	140,378	57,831	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.952	—	—	—	—	—	—	—	—	—
Value at End of Year	24.788	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	42,243	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	20.147	19.557	17.303	16.665	15.388
Value at End of Year	—	—	—	—	—	12.283	20.147	19.557	17.303	16.665
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	709,941	719,933
Ven 9 No. of Units	—	—	—	—	—	87,595	108,168	126,670	98,445	103,225
No. of Units	—	—	—	—	—	525,560	626,170	687,323	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303	16.665	15.388
Value at End of Year	—	19.228	16.675	17.299	15.827	12.283	20.147	19.557	17.303	16.665
No. of Units	—	357	357	358	358	42,697	36,631	41,451	40,516	42,156
American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.533	13.908	13.885	12.264	8.962	11.991	12.500	—	—	—
Value at End of Year	—	15.533	13.908	13.885	12.264	8.962	11.991	—	—	—
Venture No. of Units	—	518,309	544,562	633,904	664,763	604,877	549,139	—	—	—
NY Venture No. of Units	—	42,581	41,466	47,856	47,427	52,524	40,280	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.314	13.747	13.758	12.182	8.925	11.971	12.500	—	—	—
Value at End of Year	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—	—
Ven 22, 20 No. of Units	—	329,105	306,800	394,380	384,177	220,566	135,830	—	—	—
Ven 24 No. of Units	—	50,161	29,523	21,253	21,967	11,238	7,102	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.141	13.619	13.657	12.117	8.895	11.955	12.500	—	—	—
Value at End of Year	—	15.141	13.619	13.657	12.117	8.895	11.955	—	—	—
No. of Units	—	15,469	20,681	9,421	13,078	4,872	1,235	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.228	13.683	13.707	12.150	8.910	11.963	12.500	—	—	—
Value at End of Year	—	15.228	13.683	13.707	12.150	8.910	11.963	—	—	—
No. of Units	—	87,817	96,214	38,307	30,904	13,044	13,207	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	15.013	13.524	13.582	12.069	8.873	11.943	12.500	—	—	—
Value at End of Year	—	15.013	13.524	13.582	12.069	8.873	11.943	—	—	—
No. of Units	—	23,586	24,646	31,303	27,801	12,218	7,723	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.358	13.779	13.783	12.198	8.933	11.975	12.500	—	—	—
Value at End of Year	—	15.358	13.779	13.783	12.198	8.933	11.975	—	—	—
Venture No. of Units	—	337,690	337,330	390,429	405,842	336,884	328,921	—	—	—
NY Venture No. of Units	—	22,224	24,249	30,798	31,939	39,682	39,792	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.056	13.556	13.607	12.085	8.880	11.947	12.500	—	—	—
Value at End of Year	—	15.056	13.556	13.607	12.085	8.880	11.947	—	—	—
NY Venture No. of Units	—	35,589	35,470	38,103	20,707	21,775	19,210	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	15.314	13.747	13.758	12.182	8.925	11.971	12.500	—	—	—
Value at End of Year	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—	—
Ven 9 No. of Units	—	5,466	4,520	7,238	7,157	595	—	—	—	—
No. of Units	—	53,315	50,610	54,432	34,476	15,037	1,829	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	15.314	13.747	13.758	12.182	8.925	11.971	12.500	—	—	—
Value at End of Year	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—	—
No. of Units	—	1,068	713	967	1,454	498	229	—	—	—
American International Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.952	11.174	13.202	12.518	8.892	15.636	13.247	12.500	—	—
Value at End of Year	15.491	12.952	11.174	13.202	12.518	8.892	15.636	13.247	—	—
Venture No. of Units	2,430,371	4,237,219	4,724,990	4,692,535	4,870,015	5,560,122	4,853,763	2,111,439	—	—
NY Venture No. of Units	226,902	365,525	426,909	392,737	402,056	458,165	411,607	154,671	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.749	—	—	—	—	—	—	—	—	—
Value at End of Year	15.271	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,267,918	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	104,891	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328	16.508
Value at End of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328
Ven 22, 20 No. of Units	2,671,875	3,351,256	4,110,621	4,542,335	5,056,498	5,867,885	6,569,762	7,449,417	6,681,967	4,198,494
Ven 24 No. of Units	405,383	499,335	570,904	590,474	619,137	702,701	692,089	759,897	628,975	336,815
Ven 22, 20 Contracts with GEM
Value at Start of Year	25.395	22.009	26.119	24.878	17.751	31.357	26.686	22.916	19.264	16.486
Value at End of Year	30.237	25.395	22.009	26.119	24.878	17.751	31.357	26.686	22.916	19.264
No. of Units	97,262	121,985	153,237	161,480	167,488	200,249	204,552	224,435	192,872	125,386
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.653	10.955	12.987	12.358	8.809	15.545	13.216	12.500	—	—
Value at End of Year	15.080	12.653	10.955	12.987	12.358	8.809	15.545	13.216	—	—
No. of Units	112,297	174,885	187,743	181,114	195,818	224,776	186,353	61,403	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.780	—	—	—	—	—	—	—	—	—
Value at End of Year	15.255	—	—	—	—	—	—	—	—	—
No. of Units	46,283	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	25.030	21.725	25.820	24.631	17.601	31.139	26.540	22.825	19.217	16.470
Value at End of Year	29.757	25.030	21.725	25.820	24.631	17.601	31.139	26.540	22.825	19.217
No. of Units	274,144	373,585	437,802	457,280	512,263	618,888	633,562	701,909	600,927	296,847
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.780	11.048	13.079	12.427	8.845	15.584	13.229	12.500	—	—
Value at End of Year	15.255	12.780	11.048	13.079	12.427	8.845	15.584	13.229	—	—
Venture No. of Units	1,127,945	1,822,766	2,038,430	1,996,866	2,027,560	2,296,187	1,844,171	768,897	—	—
NY Venture No. of Units	172,168	277,659	304,272	292,099	272,815	273,970	222,998	94,957	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.748	—	—	—	—	—	—	—	—	—
Value at End of Year	15.239	—	—	—	—	—	—	—	—	—
Venture No. of Units	484,276	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	66,284	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	25.151	21.819	25.919	24.713	17.651	31.211	26.588	12.500	—	—
Value at End of Year	29.916	25.151	21.819	25.919	24.713	17.651	31.211	26.588	—	—
NY Venture No. of Units	29,229	54,581	66,499	63,623	62,164	74,159	75,121	26,669	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	25.518	—	—	—	—	—	—	—	—	—
Value at End of Year	30.398	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	19,598	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328	16.508
Value at End of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	503,980	365,786
Ven 9 No. of Units	30,161	32,955	33,635	38,390	42,132	50,745	69,449	93,661	69,812	59,490
No. of Units	174,113	198,663	248,642	280,668	336,386	389,253	502,772	540,492	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328	16.508
Value at End of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	26.881	23.038	19.328
No. of Units	15,602	18,078	23,434	24,861	30,603	32,993	34,289	39,328	25,406	13,263
American New World Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.150	12.222	14.444	12.468	8.475	14.952	12.500	—	—	—
Value at End of Year	15.490	14.150	12.222	14.444	12.468	8.475	14.952	—	—	—
Venture No. of Units	403,700	431,007	484,881	507,067	525,531	495,739	332,536	—	—	—
NY Venture No. of Units	31,279	36,707	48,334	42,836	43,291	38,638	19,243	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.838	—	—	—	—	—	—	—	—	—
Value at End of Year	14.076	—	—	—	—	—	—	—	—	—
Venture No. of Units	19,875	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	764	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.950	12.080	14.312	12.385	8.440	14.927	12.500	—	—	—
Value at End of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—	—
Ven 22, 20 No. of Units	985,032	1,028,399	1,165,027	1,531,542	1,275,100	843,867	1,007,816	—	—	—
Ven 24 No. of Units	110,641	135,172	135,753	130,201	82,706	29,235	68,534	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.793	11.968	14.207	12.319	8.412	14.907	12.500	—	—	—
Value at End of Year	15.032	13.793	11.968	14.207	12.319	8.412	14.907	—	—	—
No. of Units	31,263	38,962	60,796	48,003	24,251	17,219	14,822	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.871	12.024	14.259	12.352	8.426	14.917	12.500	—	—	—
Value at End of Year	15.133	13.871	12.024	14.259	12.352	8.426	14.917	—	—	—
No. of Units	6,972	10,625	10,654	13,548	20,629	15,293	10,310	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.990	—	—	—	—	—	—	—	—	—
Value at End of Year	15.285	—	—	—	—	—	—	—	—	—
No. of Units	3,922	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.676	11.884	14.129	12.270	8.390	14.892	12.500	—	—	—
Value at End of Year	14.882	13.676	11.884	14.129	12.270	8.390	14.892	—	—	—
No. of Units	13,074	24,791	34,127	45,205	41,176	36,326	50,049	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.990	12.108	14.338	12.402	8.447	14.932	12.500	—	—	—
Value at End of Year	15.285	13.990	12.108	14.338	12.402	8.447	14.932	—	—	—
Venture No. of Units	322,011	329,820	346,692	355,396	371,531	330,906	165,866	—	—	—
NY Venture No. of Units	19,521	19,096	20,590	21,707	21,963	21,366	17,763	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.837	—	—	—	—	—	—	—	—	—
Value at End of Year	14.046	—	—	—	—	—	—	—	—	—
Venture No. of Units	5,678	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,464	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.715	11.912	14.155	12.286	8.398	14.897	12.500	—	—	—
Value at End of Year	14.932	13.715	11.912	14.155	12.286	8.398	14.897	—	—	—
NY Venture No. of Units	14,120	16,550	16,679	17,664	16,670	15,497	19,671	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.832	—	—	—	—	—	—	—	—	—
Value at End of Year	15.082	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	909	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.950	12.080	14.312	12.385	8.440	14.927	12.500	—	—	—
Value at End of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—	—
Ven 9 No. of Units	30,051	34,584	39,935	48,994	38,211	25,521	29,989	—	—	—
No. of Units	112,385	147,882	159,424	177,241	167,865	70,638	116,660	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	13.950	12.080	14.312	12.385	8.440	14.927	12.500	—	—	—
Value at End of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—	—
No. of Units	3,280	3,426	3,708	13,359	7,731	7,589	8,307	—	—	—
BlackRock Basic Value V.I. Fund (formerly Mercury Basic Value V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207	26.842	24.538
Value at End of Year	42.829	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207	26.842
Ven 22, 20 No. of Units	105,601	128,190	155,020	193,358	230,164	282,083	385,635	551,238	740,901	893,702
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.267	14.515	15.149	13.662	10.605	17.061	17.058	14.246	14.083	12.900
Value at End of Year	22.069	16.267	14.515	15.149	13.662	10.605	17.061	17.058	14.246	14.083
No. of Units	525	526	526	527	527	528	476	648	1,351	1,944
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207	26.842	24.538
Value at End of Year	42.829	31.506	28.057	29.224	26.303	20.375	32.714	32.642	27.207	26.842
Ven 7, 8 No. of Units	429	429	430	430	674	759	1,270	3,298	3,920	4,409
BlackRock Global Allocation V.I. Fund (formerly Mercury Global Allocation V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.594	15.280	16.078	14.838	12.431	15.674	13.607	11.858	10.897	9.676
Value at End of Year	18.745	16.594	15.280	16.078	14.838	12.431	15.674	13.607	11.858	10.897
Ven 22, 20 No. of Units	42,947	43,666	49,972	61,307	63,860	71,840	79,122	111,624	—	—
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	121,309	130,694
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.930
Value at End of Year	—	—	—	—	—	—	—	—	—	16.779
No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.676
Value at End of Year	—	—	—	—	—	—	—	—	—	10.897
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	—
BlackRock Value Opportunities V.I. Fund (formerly Mercury Value Opportunities V.I. Fund) - Class II Shares (units first credited 10-13-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236	58.169	51.387
Value at End of Year	97.536	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236	58.169
Ven 22, 20 No. of Units	26,621	30,115	34,128	42,233	51,953	63,561	93,660	135,055	166,352	203,195
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.643	18.513	19.304	15.264	12.095	20.552	21.104	19.032	17.542	15.528
Value at End of Year	28.889	20.643	18.513	19.304	15.264	12.095	20.552	21.104	19.032	17.542
No. of Units	914	919	980	985	997	1,151	1,152	1,516	2,896	3,244
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236	58.169	51.387
Value at End of Year	97.536	69.557	62.256	64.784	51.126	40.429	68.562	70.260	63.236	58.169
Ven 7, 8 No. of Units	47	47	47	47	47	48	48	48	48	48

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Blue Chip Growth Trust - Series I Shares (units first credited 12-11-1992)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.918	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	15.918	—	—	—	—	—	—	—	—
Venture No. of Units	—	93	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	28.191	24.164	24.156	9.150	14.968	26.415	23.761	21.987	21.115	19.639
Value at End of Year	39.288	28.191	24.164	24.156	9.150	14.968	26.415	23.761	21.987	21.115
Ven 22, 20 No. of Units	3,320,517	3,815,540	4,361,294	5,156,171	5,988,923	7,199,233	8,912,778	12,189,414	15,532,968	18,984,031
Ven 24 No. of Units	109,918	112,774	137,073	171,577	195,839	231,333	270,530	362,331	436,620	502,535
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.817	11.867	11.887	10.399	7.395	13.077	11.786	10.928	10.516	9.800
Value at End of Year	19.218	13.817	11.867	11.887	10.399	7.395	13.077	11.786	10.928	10.516
No. of Units	62,316	72,933	83,267	102,152	114,190	126,799	127,038	162,394	164,936	164,549
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.732	10.952	10.987	9.626	6.855	12.141	10.960	10.177	9.807	9.154
Value at End of Year	17.682	12.732	10.952	10.987	9.626	6.855	12.141	10.960	10.177	9.807
No. of Units	153,831	182,262	288,958	357,421	467,309	645,104	677,677	708,840	839,169	988,319
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987	21.115	19.639
Value at End of Year	39.288	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987	21.115
Ven 7, 8 No. of Units	1,161,127	1,282,946	1,495,050	1,706,581	1,981,532	2,285,107	2,632,141	3,162,395	3,942,970	5,032,799
Ven 9 No. of Units	370,874	401,834	459,266	542,189	624,408	744,077	898,434	1,124,692	1,384,367	1,729,005
Ven 3 Contracts with no Optional Riders
Value at Start of Year	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987	21.115	19.639
Value at End of Year	39.288	28.191	24.164	24.156	21.091	14.968	26.415	23.761	21.987	21.115
No. of Units	61,820	55,582	70,165	74,339	78,185	80,770	98,925	114,536	179,635	211,845
Blue Chip Growth Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.709	13.457	13.446	11.732	8.324	14.678	13.197	12.500	—	—
Value at End of Year	21.901	15.709	13.457	13.446	11.732	8.324	14.678	13.197	—	—
Venture No. of Units	294,479	335,222	298,469	290,783	268,459	225,323	171,765	25,056	—	—
NY Venture No. of Units	49,955	37,928	35,708	30,066	31,269	13,337	9,529	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.607	—	—	—	—	—	—	—	—	—
Value at End of Year	17.602	—	—	—	—	—	—	—	—	—
Venture No. of Units	35,088	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	108	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.341	15.751	15.777	13.800	9.816	17.353	15.642	14.511	13.965	13.014
Value at End of Year	25.507	18.341	15.751	15.777	13.800	9.816	17.353	15.642	14.511	13.965
Ven 22, 20 No. of Units	1,168,523	1,390,988	1,615,165	1,818,638	1,960,791	2,310,203	2,143,893	2,186,132	2,426,185	2,127,087
Ven 24 No. of Units	259,504	353,139	428,974	490,408	529,799	595,407	500,108	563,575	617,713	441,455
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.954	15.451	15.507	13.591	9.687	17.158	15.498	14.405	13.892	12.971
Value at End of Year	24.920	17.954	15.451	15.507	13.591	9.687	17.158	15.498	14.405	13.892
No. of Units	63,281	158,887	172,965	182,406	117,319	164,296	136,844	97,626	112,838	94,352
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.346	13.193	13.228	11.582	8.247	14.592	13.167	12.500	—	—
Value at End of Year	21.321	15.346	13.193	13.228	11.582	8.247	14.592	13.167	—	—
No. of Units	16,690	21,422	23,004	22,462	27,528	27,160	17,595	1,696	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.501	—	—	—	—	—	—	—	—	—
Value at End of Year	21.568	—	—	—	—	—	—	—	—	—
No. of Units	3,723	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.670	15.229	15.307	13.436	9.591	17.014	15.390	14.327	13.837	12.939
Value at End of Year	24.488	17.670	15.229	15.307	13.436	9.591	17.014	15.390	14.327	13.837
No. of Units	155,655	195,791	206,072	246,437	276,079	305,091	308,579	368,089	397,493	341,742

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.501	13.306	13.321	11.646	8.280	14.629	13.180	12.500	—	—
Value at End of Year	21.568	15.501	13.306	13.321	11.646	8.280	14.629	13.180	—	—
Venture No. of Units	96,148	120,948	135,230	113,991	105,755	141,802	140,284	13,401	—	—
NY Venture No. of Units	6,945	8,146	8,123	11,642	11,877	5,265	3,973	204	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.605	—	—	—	—	—	—	—	—	—
Value at End of Year	17.565	—	—	—	—	—	—	—	—	—
Venture No. of Units	14,384	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	247	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.764	15.302	15.373	13.487	9.623	17.062	15.426	12.500	—	—
Value at End of Year	24.631	17.764	15.302	15.373	13.487	9.623	17.062	15.426	—	—
NY Venture No. of Units	3,053	3,172	3,026	3,091	3,033	1,527	1,528	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.642	14.511	13.965	—
Value at End of Year	—	—	—	—	—	—	17.353	15.642	14.511	—
Ven 9 No. of Units	—	—	—	—	—	—	536	536	537	—
Bond Trust - Series I Shares (units first credited 10-28-2011)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.185	12.569	12.500	—	—	—	—	—	—	—
Value at End of Year	13.185	13.185	12.569	—	—	—	—	—	—	—
Venture No. of Units	—	581	544	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.146	12.564	12.500	—	—	—	—	—	—	—
Value at End of Year	12.752	13.146	12.564	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	397,178	565,483	644,245	—	—	—	—	—	—	—
Ven 24 No. of Units	7,385	9,175	9,466	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.115	12.559	12.500	—	—	—	—	—	—	—
Value at End of Year	12.697	13.115	12.559	—	—	—	—	—	—	—
No. of Units	2,609	2,635	8,386	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.092	12.556	12.500	—	—	—	—	—	—	—
Value at End of Year	12.655	13.092	12.556	—	—	—	—	—	—	—
No. of Units	25,653	28,879	31,873	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.146	12.564	12.500	—	—	—	—	—	—	—
Value at End of Year	12.752	13.146	12.564	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	135,209	163,895	173,613	—	—	—	—	—	—	—
Ven 9 No. of Units	33,569	41,984	42,976	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	13.146	12.564	12.500	—	—	—	—	—	—	—
Value at End of Year	12.752	13.146	12.564	—	—	—	—	—	—	—
No. of Units	13,086	10,666	12,597	—	—	—	—	—	—	—
Bond Trust - Series II Shares (units first credited 10-28-2011)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.185	12.569	12.500	—	—	—	—	—	—	—
Value at End of Year	12.822	13.185	12.569	—	—	—	—	—	—	—
Venture No. of Units	5,748,822	7,538,846	7,658,067	—	—	—	—	—	—	—
NY Venture No. of Units	596,486	804,554	857,354	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.456	—	—	—	—	—	—	—	—	—
Value at End of Year	12.131	—	—	—	—	—	—	—	—	—
Venture No. of Units	2,468,205	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	270,826	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.146	12.564	12.500	—	—	—	—	—	—	—
Value at End of Year	12.752	13.146	12.564	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	3,073,644	3,276,267	3,574,238	—	—	—	—	—	—	—
Ven 24 No. of Units	529,522	566,078	567,400	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.115	12.559	12.500	—	—	—	—	—	—	—
Value at End of Year	12.697	13.115	12.559	—	—	—	—	—	—	—
No. of Units	102,662	106,429	125,507	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.131	12.562	12.500	—	—	—	—	—	—	—
Value at End of Year	12.724	13.131	12.562	—	—	—	—	—	—	—
No. of Units	246,455	359,031	356,596	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.154	—	—	—	—	—	—	—	—	—
Value at End of Year	12.766	—	—	—	—	—	—	—	—	—
No. of Units	119,370	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.092	12.556	12.500	—	—	—	—	—	—	—
Value at End of Year	12.655	13.092	12.556	—	—	—	—	—	—	—
No. of Units	536,551	527,840	560,406	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.154	12.565	12.500	—	—	—	—	—	—	—
Value at End of Year	12.766	13.154	12.565	—	—	—	—	—	—	—
Venture No. of Units	2,614,611	3,010,541	3,066,005	—	—	—	—	—	—	—
NY Venture No. of Units	379,253	428,704	429,936	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.454	—	—	—	—	—	—	—	—	—
Value at End of Year	12.105	—	—	—	—	—	—	—	—	—
Venture No. of Units	627,862	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	80,003	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.100	12.557	12.500	—	—	—	—	—	—	—
Value at End of Year	12.669	13.100	12.557	—	—	—	—	—	—	—
NY Venture No. of Units	133,071	206,002	203,851	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.123	—	—	—	—	—	—	—	—	—
Value at End of Year	12.710	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	98,376	—	—	—	—	—	—	—	—	—
Capital Appreciation Trust - Series I Shares (units first credited 11-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291	7.691
Value at End of Year	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291
Ven 22, 20 No. of Units	5,099,239	5,983,743	6,922,674	8,172,745	4,804,356	5,946,816	7,854,681	10,956,831	2,037,352	2,087,170
Ven 24 No. of Units	217,784	243,352	286,982	340,497	222,073	234,099	296,396	398,342	75,936	38,685
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.724	10.273	10.430	9.477	6.768	10.955	9.975	9.911	8.834	8.211
Value at End of Year	15.854	11.724	10.273	10.430	9.477	6.768	10.955	9.975	9.911	8.834
No. of Units	32,615	36,624	47,003	61,133	64,472	76,257	85,791	119,381	54,834	59,515
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	10.715	6.999	7.116	8.700	6.222	10.088	9.199	9.154	8.171	7.606
Value at End of Year	14.468	10.715	6.999	7.116	8.700	6.222	10.088	9.199	9.154	8.171
No. of Units	159,612	180,873	230,883	285,060	237,718	348,336	458,660	536,760	98,371	106,974
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291	7.691
Value at End of Year	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291
Ven 7, 8 No. of Units	1,459,326	1,650,553	1,916,411	2,240,760	1,724,739	1,965,368	2,288,937	2,815,570	331,262	214,254
Ven 9 No. of Units	375,657	427,516	484,843	571,677	291,858	336,950	392,539	497,564	37,194	18,208
Ven 3 Contracts with no Optional Riders
Value at Start of Year	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291	7.691
Value at End of Year	15.151	11.181	9.777	9.907	8.984	6.403	10.344	9.399	9.321	8.291
No. of Units	364,428	426,409	486,587	612,181	630,757	698,636	829,942	959,427	17,464	13,558

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Capital Appreciation Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.086	13.175	13.350	12.103	8.619	13.919	12.644	12.500	—	—
Value at End of Year	20.447	15.086	13.175	13.350	12.103	8.619	13.919	12.644	—	—
Venture No. of Units	69,584	97,192	106,819	114,206	115,451	82,971	65,574	27,363	—	—
NY Venture No. of Units	5,866	10,805	2,424	1,647	1,713	184	1,827	145	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.681	—	—	—	—	—	—	—	—	—
Value at End of Year	17.213	—	—	—	—	—	—	—	—	—
Venture No. of Units	19,429	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	169	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.431	15.261	15.502	12.518	8.937	16.285	14.831	14.735	13.142	12.202
Value at End of Year	23.566	17.431	15.261	15.502	12.518	8.937	16.285	14.831	14.735	13.142
Ven 22, 20 No. of Units	870,255	1,056,351	1,204,701	1,332,026	1,122,614	1,127,080	1,258,046	1,464,036	530,176	495,548
Ven 24 No. of Units	129,155	188,168	229,742	295,748	262,600	277,735	299,010	343,262	104,358	97,774
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	1,462,644	—
Ven 24 No. of Units	—	—	—	—	—	—	—	—	1,392	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.064	14.970	15.237	13.876	9.926	16.102	14.694	14.628	13.073	12.162
Value at End of Year	23.024	17.064	14.970	15.237	13.876	9.926	16.102	14.694	14.628	13.073
No. of Units	43,542	54,789	64,229	73,174	69,155	73,182	99,531	118,521	43,723	42,656
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.738	12.916	13.133	11.949	8.539	12.500	—	—	—	—
Value at End of Year	19.905	14.738	12.916	13.133	11.949	8.539	—	—	—	—
No. of Units	622	647	235	240	4,400	4,164	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.886	—	—	—	—	—	—	—	—	—
Value at End of Year	20.136	—	—	—	—	—	—	—	—	—
No. of Units	430	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.794	14.755	15.041	13.718	9.828	15.967	14.592	14.549	13.021	12.132
Value at End of Year	22.625	16.794	14.755	15.041	13.718	9.828	15.967	14.592	14.549	13.021
No. of Units	86,464	114,093	136,356	175,819	156,382	177,937	212,786	231,822	53,271	46,250
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.886	13.026	13.226	12.015	8.573	13.873	12.627	12.500	—	—
Value at End of Year	20.136	14.886	13.026	13.226	12.015	8.573	13.873	12.627	—	—
Venture No. of Units	89,923	85,804	91,904	90,858	87,605	57,898	32,083	13,681	—	—
NY Venture No. of Units	1,297	1,393	1,425	1,426	2,529	1,405	1,363	1,301	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.679	—	—	—	—	—	—	—	—	—
Value at End of Year	17.176	—	—	—	—	—	—	—	—	—
Venture No. of Units	11,049	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.883	14.826	15.106	13.770	12.500	—	—	—	—	—
Value at End of Year	22.757	16.883	14.826	15.106	13.770	—	—	—	—	—
NY Venture No. of Units	816	891	486	487	753	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.431	15.261	15.502	16.285	—	—	14.831	12.500	—	—
Value at End of Year	23.566	17.431	15.261	15.502	—	—	16.285	14.831	—	—
Ven 9 No. of Units	187	193	198	204	—	—	482	482	—	—
Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.070	13.315	13.092	11.655	9.080	12.500	—	—	—	—
Value at End of Year	18.165	15.070	13.315	13.092	11.655	9.080	—	—	—	—
Venture No. of Units	6,183,277	6,866,369	7,164,185	7,641,483	7,916,719	2,797,205	—	—	—	—
NY Venture No. of Units	241,055	259,619	272,140	280,181	307,388	115,834	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.631	—	—	—	—	—	—	—	—	—
Value at End of Year	15.249	—	—	—	—	—	—	—	—	—
Venture No. of Units	159,237	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,479	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.899	13.198	13.009	11.610	9.068	12.500	—	—	—	—
Value at End of Year	17.915	14.899	13.198	13.009	11.610	9.068	—	—	—	—
Ven 22, 20 No. of Units	195,767	251,175	294,319	394,179	583,770	640,689	—	—	—	—
Ven 24 No. of Units	3,276	46,971	48,466	54,180	54,808	15,308	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.765	13.105	12.943	11.574	9.058	12.500	—	—	—	—
Value at End of Year	17.718	14.765	13.105	12.943	11.574	9.058	—	—	—	—
No. of Units	7,339	12,232	12,593	12,972	16,387	11,635	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.832	13.151	12.976	11.592	12.500	—	—	—	—	—
Value at End of Year	17.816	14.832	13.151	12.976	11.592	—	—	—	—	—
No. of Units	218	232	247	265	281	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.664	13.035	12.894	11.547	9.051	12.500	—	—	—	—
Value at End of Year	17.571	14.664	13.035	12.894	11.547	9.051	—	—	—	—
No. of Units	606	613	1,665	2,015	3,255	3,228	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.933	13.221	13.026	11.619	9.071	12.500	—	—	—	—
Value at End of Year	17.965	14.933	13.221	13.026	11.619	9.071	—	—	—	—
Venture No. of Units	2,342,815	2,517,225	2,672,810	2,884,128	3,019,278	1,086,900	—	—	—	—
NY Venture No. of Units	210,088	217,770	239,743	235,530	239,123	82,264	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.630	—	—	—	—	—	—	—	—	—
Value at End of Year	15.216	—	—	—	—	—	—	—	—	—
Venture No. of Units	46,499	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,270	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.698	13.058	12.911	11.556	9.053	12.500	—	—	—	—
Value at End of Year	17.620	14.698	13.058	12.911	11.556	9.053	—	—	—	—
NY Venture No. of Units	681	10,597	10,656	14,088	26,218	15,367	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.798	—	—	—	—	—	—	—	—	—
Value at End of Year	17.767	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	9,432	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.899	13.198	13.009	11.610	9.068	12.500	—	—	—	—
Value at End of Year	17.915	14.899	13.198	13.009	11.610	9.068	—	—	—	—
Ven 7, 8 No. of Units	—	—	—	—	—	8,177	—	—	—	—
Ven 9 No. of Units	—	—	—	—	—	339	—	—	—	—
No. of Units	8,565	10,191	10,194	10,740	12,621	—	—	—	—	—
Classic Value Trust (merged into Equity-Income Trust eff 05-01-2009) - Series II Shares (units first credited 05-01-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.840	13.736	12.500	—	—
Value at End of Year	—	—	—	—	—	6.357	11.840	13.736	—	—
Venture No. of Units	—	—	—	—	—	75,699	67,302	40,767	—	—
NY Venture No. of Units	—	—	—	—	—	7,998	6,261	723	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.564	16.940	14.830	13.768	12.500
Value at End of Year	—	—	—	—	—	7.801	14.564	16.940	14.830	13.768
Ven 22, 20 No. of Units	—	—	—	—	—	316,136	534,747	656,894	343,944	195,690
Ven 24 No. of Units	—	—	—	—	—	13,993	11,133	22,341	9,440	6,324
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	14.458	16.850	14.781	13.750	12.500
Value at End of Year	—	—	—	—	—	7.728	14.458	16.850	14.781	13.750
No. of Units	—	—	—	—	—	1,003	1,734	18,363	2,161	2,146

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.771	13.704	12.500	—	—
Value at End of Year	—	—	—	—	—	6.298	11.771	13.704	—	—
No. of Units	—	—	—	—	—	6,218	5,497	1,487	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	14.379	16.783	14.744	13.736	1.500
Value at End of Year	—	—	—	—	—	7.674	14.379	16.783	14.744	13.736
No. of Units	—	—	—	—	—	36,527	34,122	53,842	27,406	7,505
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.800	13.718	12.500	—	—
Value at End of Year	—	—	—	—	—	6.323	11.800	13.718	—	—
Venture No. of Units	—	—	—	—	—	27,292	16,592	8,158	—	—
NY Venture No. of Units	—	—	—	—	—	2,527	1,808	1,154	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.405	16.805	12.500	—	—
Value at End of Year	—	—	—	—	—	7.692	14.405	16.805	—	—
NY Venture No. of Units	—	—	—	—	—	349	333	283	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	14.564	16.940	14.830	13.768	12.500
Value at End of Year	—	—	—	—	—	7.801	14.564	16.940	14.830	13.768
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	30,839	8,966
Ven 9 No. of Units	—	—	—	—	—	5,547	3,696	4,677	3,955	4,949
No. of Units	—	—	—	—	—	40,804	47,226	58,360	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	14.564	16.940	14.830	13.768	12.500
Value at End of Year	—	—	—	—	—	7.801	14.564	16.940	14.830	13.768
No. of Units	—	—	—	—	—	2,699	2,699	2,699	3,847	—
Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.756	11.385	11.813	10.835	8.762	12.500	—	—	—	—
Value at End of Year	—	12.756	11.385	11.813	10.835	8.762	—	—	—	—
Venture No. of Units	—	3,724,057	3,795,289	4,069,787	4,333,030	1,474,893	—	—	—	—
NY Venture No. of Units	—	198,316	212,885	212,355	203,774	55,949	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.612	11.284	11.738	10.794	8.750	12.500	—	—	—	—
Value at End of Year	—	12.612	11.284	11.738	10.794	8.750	—	—	—	—
Ven 22, 20 No. of Units	—	92,130	112,678	135,007	172,885	99,894	—	—	—	—
Ven 24 No. of Units	—	3,058	2,995	2,932	11,359	3,190	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.498	11.205	11.679	10.760	8.740	12.500	—	—	—	—
Value at End of Year	—	12.498	11.205	11.679	10.760	8.740	—	—	—	—
No. of Units	—	1,183	3,698	5,112	5,255	2,379	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.640	11.304	11.753	10.802	8.752	12.500	—	—	—	—
Value at End of Year	—	12.640	11.304	11.753	10.802	8.752	—	—	—	—
Venture No. of Units	—	1,485,325	1,549,542	1,671,457	1,620,813	337,267	—	—	—	—
NY Venture No. of Units	—	184,888	187,848	185,640	178,523	71,730	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.441	11.165	11.649	10.744	8.736	12.500	—	—	—	—
Value at End of Year	—	12.441	11.165	11.649	10.744	8.736	—	—	—	—
NY Venture No. of Units	—	827	827	6,591	7,608	4,966	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.612	11.284	11.738	10.794	8.750	12.500	—	—	—	—
Value at End of Year	—	12.612	11.284	11.738	10.794	8.750	—	—	—	—
Ven 7, 8 No. of Units	—	—	—	—	—	1,918	—	—	—	—
No. of Units	—	1,144	1,387	3,525	4,276	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.022	16.486	15.062	12.500	—	—	—	—	—
Value at End of Year	—	—	16.022	16.486	15.062	—	—	—	—	—
Venture 2006 No. of Units	—	—	1,988,995	1,491,636	759,975	—	—	—	—	—
Venture 2006 No. of Units	—	—	168,405	132,359	62,474	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	15.916	16.418	15.037	12.500	—	—	—	—	—
Value at End of Year	—	—	15.916	16.418	15.037	—	—	—	—	—
Ven 22, 20 No. of Units	—	—	169,094	113,312	75,142	—	—	—	—	—
Ven 24 No. of Units	—	—	52,258	45,762	22,973	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	15.017	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.363	15.017	—	—	—	—	—
No. of Units	—	—	—	355	356	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.874	16.391	15.027	12.500	—	—	—	—	—
Value at End of Year	—	—	15.874	16.391	15.027	—	—	—	—	—
No. of Units	—	—	855	682	681	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	15.768	16.322	15.002	12.500	—	—	—	—	—
Value at End of Year	—	—	15.768	16.322	15.002	—	—	—	—	—
No. of Units	—	—	6,476	4,494	1,244	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.937	16.432	15.042	12.500	—	—	—	—	—
Value at End of Year	—	—	15.937	16.432	15.042	—	—	—	—	—
Venture 2006 No. of Units	—	—	906,304	736,759	353,271	—	—	—	—	—
Venture 2006 No. of Units	—	—	202,952	181,174	72,419	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.789	16.336	15.007	12.500	—	—	—	—	—
Value at End of Year	—	—	15.789	16.336	15.007	—	—	—	—	—
Venture 2006 No. of Units	—	—	38,212	35,720	680	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	15.916	16.418	15.037	12.500	—	—	—	—	—
Value at End of Year	—	—	15.916	16.418	15.037	—	—	—	—	—
Ven 9 No. of Units	—	—	432	449	83	—	—	—	—	—
No. of Units	—	—	8,735	15,231	6,618	—	—	—	—	—
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.632	16.675	15.054	12.500	—	—	—	—	—
Value at End of Year	—	—	16.632	16.675	15.054	—	—	—	—	—
Venture 2006 No. of Units	—	—	3,879,903	3,007,346	1,054,278	—	—	—	—	—
Venture 2006 No. of Units	—	—	278,809	225,661	75,120	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	16.522	16.606	15.029	12.500	—	—	—	—	—
Value at End of Year	—	—	16.522	16.606	15.029	—	—	—	—	—
Ven 22, 20 No. of Units	—	—	278,659	190,032	131,200	—	—	—	—	—
Ven 24 No. of Units	—	—	15,688	42,429	7,254	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	16.434	16.551	15.009	12.500	—	—	—	—	—
Value at End of Year	—	—	16.434	16.551	15.009	—	—	—	—	—
No. of Units	—	—	5,182	4,478	4,502	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.478	16.578	15.019	12.500	—	—	—	—	—
Value at End of Year	—	—	16.478	16.578	15.019	—	—	—	—	—
No. of Units	—	—	19,578	5,031	5,145	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	16.368	16.509	14.994	12.500	—	—	—	—	—
Value at End of Year	—	—	16.368	16.509	14.994	—	—	—	—	—
No. of Units	—	—	53,259	35,149	29,743	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.543	16.620	15.034	12.500	—	—	—	—	—
Value at End of Year	—	—	16.543	16.620	15.034	—	—	—	—	—
Venture 2006 No. of Units	—	—	1,821,767	1,316,111	439,850	—	—	—	—	—
Venture 2006 No. of Units	—	—	369,983	334,797	123,346	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.390	16.523	14.999	12.500	—	—	—	—	—
Value at End of Year	—	—	16.390	16.523	14.999	—	—	—	—	—
Venture 2006 No. of Units	—	—	353	363	264	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	16.522	16.606	15.029	12.500	—	—	—	—	—
Value at End of Year	—	—	16.522	16.606	15.029	—	—	—	—	—
Ven 9 No. of Units	—	—	1,192	—	—	—	—	—	—	—
No. of Units	—	—	24,220	23,118	29,093	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	16.522	16.606	12.500	—	—	—	—	—	—
Value at End of Year	—	—	16.522	16.606	—	—	—	—	—	—
No. of Units	—	—	217	46	—	—	—	—	—	—
Core Bond Trust - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	12.500	—
Value at End of Year	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	—
Ven 22, 20 No. of Units	156,905	218,140	304,341	328,895	277,960	204,068	101,235	45,634	18,055	—
Ven 24 No. of Units	17,165	21,609	13,409	8,077	12,963	18,618	5,546	7,208	584	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.997	16.254	15.287	14.528	13.468	13.269	12.713	12.467	—	—
Value at End of Year	16.333	16.997	16.254	15.287	14.528	13.468	13.269	12.713	—	—
No. of Units	183	192	4,148	12,181	6,832	7,717	4,074	1,116	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.802	16.092	15.157	14.426	13.394	13.216	12.681	12.455	12.500	—
Value at End of Year	16.122	16.802	16.092	15.157	14.426	13.394	13.216	12.681	12.455	—
No. of Units	32,668	39,351	36,050	38,320	40,153	22,161	4,353	3,110	1,830	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	12.500	—
Value at End of Year	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	—
Ven 9 No. of Units	3,928	8,230	8,832	6,075	4,657	3,146	2,729	1,389	—	—
No. of Units	22,047	26,831	34,207	22,745	22,296	13,314	27,298	5,636	5,065	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	12.500	—
Value at End of Year	16.619	17.260	16.472	15.461	14.664	13.567	13.339	12.755	12.484	—
No. of Units	2,404	2,570	2,741	2,998	3,250	2,434	2,688	784	828	—
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.576	17.105	15.421	12.500	—	—	—	—	—
Value at End of Year	—	—	16.576	17.105	15.421	—	—	—	—	—
Venture 2006 No. of Units	—	—	3,426,950	2,510,200	1,153,654	—	—	—	—	—
Venture 2006 No. of Units	—	—	212,478	170,670	97,579	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	16.466	17.034	15.396	12.500	—	—	—	—	—
Value at End of Year	—	—	16.466	17.034	15.396	—	—	—	—	—
Ven 22, 20 No. of Units	—	—	430,353	343,397	182,127	—	—	—	—	—
Ven 24 No. of Units	—	—	63,593	36,957	3,284	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	16.379	16.978	15.375	12.500	—	—	—	—	—
Value at End of Year	—	—	16.379	16.978	15.375	—	—	—	—	—
No. of Units	—	—	6,666	3,495	3,517	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.422	17.006	15.385	12.500	—	—	—	—	—
Value at End of Year	—	—	16.422	17.006	15.385	—	—	—	—	—
No. of Units	—	—	6,347	6,115	2,454	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	16.313	16.935	12.500	—	—	—	—	—	—
Value at End of Year	—	—	16.313	16.935	—	—	—	—	—	—
No. of Units	—	—	29,757	12,405	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.488	17.048	15.401	12.500	—	—	—	—	—
Value at End of Year	—	—	16.488	17.048	15.401	—	—	—	—	—
Venture 2006 No. of Units	—	—	1,332,949	977,297	445,536	—	—	—	—	—
Venture 2006 No. of Units	—	—	140,040	119,635	30,340	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	16.335	16.949	15.365	12.500	—	—	—	—	—
Value at End of Year	—	—	16.335	16.949	15.365	—	—	—	—	—
Venture 2006 No. of Units	—	—	6,823	7,512	664	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	16.466	17.034	15.396	12.500	—	—	—	—	—
Value at End of Year	—	—	16.466	17.034	15.396	—	—	—	—	—
Ven 9 No. of Units	—	—	364	1,488	58	—	—	—	—	—
No. of Units	—	—	7,141	6,761	6,515	—	—	—	—	—
Core Equity Trust (merged into Fundamental Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.463	13.421	12.500	—	—
Value at End of Year	—	—	—	—	—	5.594	12.463	13.421	—	—
Venture No. of Units	—	—	—	—	—	62,404	39,515	14,013	—	—
NY Venture No. of Units	—	—	—	—	—	2,891	2,149	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.282	15.419	14.685	14.079	12.500
Value at End of Year	—	—	—	—	—	6.395	14.282	15.419	14.685	14.079
Ven 22, 20 No. of Units	—	—	—	—	—	630,079	685,540	955,476	942,809	450,684
Ven 24 No. of Units	—	—	—	—	—	241,658	186,815	186,501	159,623	55,365
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	14.178	15.337	14.636	14.060	12.500
Value at End of Year	—	—	—	—	—	6.335	14.178	15.337	14.636	14.060
No. of Units	—	—	—	—	—	16,928	11,308	10,656	12,149	7,312
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.390	13.390	12.500	—	—
Value at End of Year	—	—	—	—	—	5.542	12.390	13.390	—	—
No. of Units	—	—	—	—	—	3,854	2,850	104	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	14.100	15.276	14.600	14.046	12.500
Value at End of Year	—	—	—	—	—	6.291	14.100	15.276	14.600	14.046
No. of Units	—	—	—	—	—	80,707	71,839	82,006	68,485	34,607
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.421	13.403	12.500	—	—
Value at End of Year	—	—	—	—	—	5.564	12.421	13.403	—	—
Venture No. of Units	—	—	—	—	—	20,643	16,175	9,117	—	—
NY Venture No. of Units	—	—	—	—	—	1,768	1,058	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.126	15.296	12.500	—	—
Value at End of Year	—	—	—	—	—	6.306	14.126	15.296	—	—
NY Venture No. of Units	—	—	—	—	—	498	403	373	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	14.282	15.419	14.685	14.079	12.500
Value at End of Year	—	—	—	—	—	6.395	14.282	15.419	14.685	14.079
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	52,604	21,316
Ven 9 No. of Units	—	—	—	—	—	6,799	3,758	3,321	4,780	1,367
No. of Units	—	—	—	—	—	50,037	40,426	55,847	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	14.282	15.419	14.685	14.079	12.500
Value at End of Year	—	—	—	—	—	6.395	14.282	15.419	14.685	14.079
No. of Units	—	—	—	—	—	58	58	58	1,112	40

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.383	15.869	15.970	14.733	12.500	—	—	—	—	—
Value at End of Year	—	17.383	15.869	15.970	14.733	—	—	—	—	—
Venture 2006 No. of Units	—	6,535,393	6,281,785	5,572,448	2,869,745	—	—	—	—	—
Venture 2006 No. of Units	—	433,851	429,573	332,103	179,238	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.224	15.764	15.903	14.708	12.500	—	—	—	—	—
Value at End of Year	—	17.224	15.764	15.903	14.708	—	—	—	—	—
Ven 22, 20 No. of Units	—	387,830	406,901	335,300	199,458	—	—	—	—	—
Ven 24 No. of Units	—	58,280	49,001	37,788	35,554	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.098	15.680	15.850	14.688	12.500	—	—	—	—	—
Value at End of Year	—	17.098	15.680	15.850	14.688	—	—	—	—	—
No. of Units	—	1,188	5,183	7,152	3,167	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.161	15.722	15.877	14.698	12.500	—	—	—	—	—
Value at End of Year	—	17.161	15.722	15.877	14.698	—	—	—	—	—
No. of Units	—	7,849	3,721	4,893	2,383	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.004	15.617	15.811	14.674	12.500	—	—	—	—	—
Value at End of Year	—	17.004	15.617	15.811	14.674	—	—	—	—	—
No. of Units	—	27,922	9,920	11,014	8,933	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.256	15.785	15.917	14.713	12.500	—	—	—	—	—
Value at End of Year	—	17.256	15.785	15.917	14.713	—	—	—	—	—
Venture 2006 No. of Units	—	3,114,690	3,132,967	2,738,108	1,542,062	—	—	—	—	—
Venture 2006 No. of Units	—	499,231	503,603	475,017	175,217	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.035	15.638	15.824	14.679	12.500	—	—	—	—	—
Value at End of Year	—	17.035	15.638	15.824	14.679	—	—	—	—	—
Venture 2006 No. of Units	—	20,334	5,726	6,603	844	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.224	15.764	15.903	14.708	12.500	—	—	—	—	—
Value at End of Year	—	17.224	15.764	15.903	14.708	—	—	—	—	—
Ven 9 No. of Units	—	418	420	421	—	—	—	—	—	—
No. of Units	—	31,327	28,115	29,029	26,795	—	—	—	—	—
Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.311	15.512	16.303	15.229	12.500	—	—	—	—	—
Value at End of Year	—	17.311	15.512	16.303	15.229	—	—	—	—	—
Venture 2006 No. of Units	—	5,699,267	6,049,162	5,382,595	2,363,960	—	—	—	—	—
Venture 2006 No. of Units	—	460,516	484,933	373,692	184,057	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.153	15.409	16.235	15.203	12.500	—	—	—	—	—
Value at End of Year	—	17.153	15.409	16.235	15.203	—	—	—	—	—
Ven 22, 20 No. of Units	—	568,127	587,503	649,290	225,307	—	—	—	—	—
Ven 24 No. of Units	—	15,648	18,059	20,466	34,391	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.028	15.327	16.181	15.183	12.500	—	—	—	—	—
Value at End of Year	—	17.028	15.327	16.181	15.183	—	—	—	—	—
No. of Units	—	7,758	6,312	18,664	11,740	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.090	15.368	16.208	15.193	12.500	—	—	—	—	—
Value at End of Year	—	17.090	15.368	16.208	15.193	—	—	—	—	—
No. of Units	—	3,337	3,518	2,815	2,291	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.934	15.266	16.141	15.168	12.500	—	—	—	—	—
Value at End of Year	—	16.934	15.266	16.141	15.168	—	—	—	—	—
No. of Units	—	43,248	34,338	35,716	30,854	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.185	15.429	16.248	12.500	12.500	—	—	—	—	—
Value at End of Year	—	17.185	15.429	16.248	12.500	—	—	—	—	—
Venture 2006 No. of Units	—	2,827,336	2,685,750	2,220,439	944,707	—	—	—	—	—
Venture 2006 No. of Units	—	315,947	361,252	345,131	198,347	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.965	15.286	16.154	15.173	12.500	—	—	—	—	—
Value at End of Year	—	16.965	15.286	16.154	15.173	—	—	—	—	—
Venture 2006 No. of Units	—	12,022	1,039	9,478	7,287	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.153	15.409	16.235	15.203	12.500	—	—	—	—	—
Value at End of Year	—	17.153	15.409	16.235	15.203	—	—	—	—	—
Ven 9 No. of Units	—	2,166	974	1,516	855	—	—	—	—	—
No. of Units	—	4,715	7,515	3,501	1,352	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.153	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	17.153	—	—	—	—	—	—	—	—
No. of Units	—	72	—	—	—	—	—	—	—	—
Core Strategy Trust (formerly Index Allocation Trust) - Series II Shares (units first credited 02-13-2006)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.828	13.361	13.514	12.187	10.134	13.942	13.237	12.500	—	—
Value at End of Year	17.449	14.828	13.361	13.514	12.187	10.134	13.942	13.237	—	—
Venture No. of Units	66,446,934	13,475,326	13,677,760	13,423,487	11,937,906	6,586,789	4,059,033	998,348	—	—
NY Venture No. of Units	3,555,858	890,516	916,735	897,844	825,329	561,858	396,385	41,787	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.624	—	—	—	—	—	—	—	—	—
Value at End of Year	14.877	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,961,298	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	128,930	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.920	13.478	13.667	12.355	10.299	14.206	13.521	12.500	—	—
Value at End of Year	17.514	14.920	13.478	13.667	12.355	10.299	14.206	13.521	—	—
Ven 22, 20 No. of Units	2,980,494	637,327	614,137	547,240	597,974	583,273	391,182	258,520	—	—
Ven 24 No. of Units	295,565	109,376	106,952	125,588	115,524	124,058	108,703	82,924	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.716	13.320	13.534	12.260	10.240	14.152	13.497	12.500	—	—
Value at End of Year	17.240	14.716	13.320	13.534	12.260	10.240	14.152	13.497	—	—
No. of Units	47,185	2,421	458	3,576	17,170	36,706	37,332	6,902	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.486	13.098	13.295	12.031	10.039	13.861	13.206	12.500	—	—
Value at End of Year	16.986	14.486	13.098	13.295	12.031	10.039	13.861	13.206	—	—
No. of Units	74,927	84,362	89,492	86,718	111,780	123,361	115,713	23,088	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.632	—	—	—	—	—	—	—	—	—
Value at End of Year	17.183	—	—	—	—	—	—	—	—	—
No. of Units	30,063	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.565	13.203	13.435	12.189	10.196	14.113	13.480	12.500	—	—
Value at End of Year	17.037	14.565	13.203	13.435	12.189	10.196	14.113	13.480	—	—
No. of Units	277,737	69,715	65,375	89,983	107,249	100,708	66,138	49,759	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.632	13.210	13.388	12.098	10.080	13.896	13.219	12.500	—	—
Value at End of Year	17.183	14.632	13.210	13.388	12.098	10.080	13.896	13.219	—	—
Venture No. of Units	26,454,074	4,638,098	4,536,137	4,237,017	3,625,317	1,489,443	850,317	187,147	—	—
NY Venture No. of Units	3,481,565	582,792	616,536	629,758	577,013	348,769	273,308	96,196	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.656	—	—	—	—	—	—	—	—	—
Value at End of Year	19.590	—	—	—	—	—	—	—	—	—
Venture No. of Units	380,360	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	81,234	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.615	13.242	13.468	12.212	10.211	14.126	13.486	12.500	—	—
Value at End of Year	17.104	14.615	13.242	13.468	12.212	10.211	14.126	13.486	—	—
NY Venture No. of Units	150,580	177,853	201,489	213,081	215,106	247,311	232,199	81,623	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.767	—	—	—	—	—	—	—	—	—
Value at End of Year	17.308	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	81,548	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.920	13.478	13.667	12.355	10.299	14.206	13.521	12.500	—	—
Value at End of Year	17.514	14.920	13.478	13.667	12.355	10.299	14.206	13.521	—	—
Ven 9 No. of Units	10,734	9,247	10,296	16,740	17,915	25,922	7,346	6,128	—	—
No. of Units	61,150	8,063	9,149	12,732	8,020	4,639	2,522	582	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.920	13.521	—	—	—	—	—	12.500	—	—
Value at End of Year	17.514	14.920	—	—	—	—	—	13.521	—	—
No. of Units	7,337	70	—	—	—	—	—	549	—	—
Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.809	12.407	12.844	11.479	9.146	12.500	—	—	—	—
Value at End of Year	—	13.809	12.407	12.844	11.479	9.146	—	—	—	—
Venture No. of Units	—	6,030,251	6,183,430	6,760,483	6,631,694	2,579,913	—	—	—	—
NY Venture No. of Units	—	208,440	216,823	215,037	214,840	92,791	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—	—
Value at End of Year	—	13.653	12.298	12.763	11.435	9.134	—	—	—	—
Ven 22, 20 No. of Units	—	180,278	203,551	273,524	346,555	379,600	—	—	—	—
Ven 24 No. of Units	—	29,740	29,705	29,526	33,158	38,482	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.530	12.211	12.698	11.400	9.124	12.500	—	—	—	—
Value at End of Year	—	13.530	12.211	12.698	11.400	9.124	—	—	—	—
No. of Units	—	573	574	3,352	3,862	2,562	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.438	12.146	12.650	11.374	9.116	12.500	—	—	—	—
Value at End of Year	—	13.438	12.146	12.650	11.374	9.116	—	—	—	—
No. of Units	—	79	79	80	76	13,717	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.684	12.320	12.779	11.444	9.136	12.500	—	—	—	—
Value at End of Year	—	13.684	12.320	12.779	11.444	9.136	—	—	—	—
Venture No. of Units	—	1,256,933	1,337,130	1,471,414	1,466,009	542,247	—	—	—	—
NY Venture No. of Units	—	123,194	127,684	126,294	121,461	43,213	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.468	12.168	12.666	11.382	9.119	12.500	—	—	—	—
Value at End of Year	—	13.468	12.168	12.666	11.382	9.119	—	—	—	—
NY Venture No. of Units	—	1,114	1,112	1,879	2,050	6,428	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—	—
Value at End of Year	—	13.653	12.298	12.763	11.435	9.134	—	—	—	—
Ven 7, 8 No. of Units	—	—	—	—	—	1,679	—	—	—	—
Ven 9 No. of Units	—	—	—	338	339	286	—	—	—	—
No. of Units	—	7,969	7,918	7,865	7,994	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—	—
Value at End of Year	—	13.653	12.298	12.763	11.435	9.134	—	—	—	—
No. of Units	—	6,080	6,082	6,084	6,087	17,512	—	—	—	—
Diversified Bond Trust (merged into Active Bond Trust eff 05-01-2005) - Series I Shares (units first credited 08-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	22.635
Value at End of Year	—	—	—	—	—	—	—	—	—	23.179
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	2,451,446
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	91,613

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	14.230
Value at End of Year	—	—	—	—	—	—	—	—	—	14.543
No. of Units	—	—	—	—	—	—	—	—	—	46,714
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	15.086
Value at End of Year	—	—	—	—	—	—	—	—	—	15.394
No. of Units	—	—	—	—	—	—	—	—	—	325,466
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	22.635
Value at End of Year	—	—	—	—	—	—	—	—	—	23.179
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	1,528,634
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	170,366
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	22.635
Value at End of Year	—	—	—	—	—	—	—	—	—	23.179
No. of Units	—	—	—	—	—	—	—	—	—	578,546
Diversified Bond Trust (merged into Active Bond Trust eff 05-01-2005) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.616
Value at End of Year	—	—	—	—	—	—	—	—	—	13.917
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	4,068,445
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	557,947
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.572
Value at End of Year	—	—	—	—	—	—	—	—	—	13.844
No. of Units	—	—	—	—	—	—	—	—	—	129,079
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.539
Value at End of Year	—	—	—	—	—	—	—	—	—	13.789
No. of Units	—	—	—	—	—	—	—	—	—	577,436
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008) - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	5.512	5.034	4.542	4.187
Value at End of Year	—	—	—	—	—	—	5.939	5.512	5.034	4.542
Ven 22, 20 No. of Units	—	—	—	—	—	—	5,377,313	7,361,994	9,317,291	10,786,224
Ven 24 No. of Units	—	—	—	—	—	—	155,157	176,230	218,119	241,167
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	7.358	6.734	6.087	5.624
Value at End of Year	—	—	—	—	—	—	7.912	7.358	6.734	6.087
No. of Units	—	—	—	—	—	—	72,969	110,820	139,870	154,989
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	5.987	5.487	4.968	4.596
Value at End of Year	—	—	—	—	—	—	6.428	5.987	5.487	4.968
No. of Units	—	—	—	—	—	—	419,395	461,525	571,073	684,192
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	5.512	5.034	4.542	4.187
Value at End of Year	—	—	—	—	—	—	5.939	5.512	5.034	4.542
Ven 7, 8 No. of Units	—	—	—	—	—	—	262,947	287,852	474,502	466,885
Ven 9 No. of Units	—	—	—	—	—	—	73,458	55,213	120,031	138,151
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	5.512	5.034	4.542	4.187
Value at End of Year	—	—	—	—	—	—	5.939	5.512	5.034	4.542
No. of Units	—	—	—	—	—	—	56,338	56,644	38,512	42,370
Dynamic Growth Trust (merged into Mid Cap Stock Trust eff 04-25-2008) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	16.869	15.449	13.987	12.892
Value at End of Year	—	—	—	—	—	—	18.160	16.869	15.449	13.987
Ven 22, 20 No. of Units	—	—	—	—	—	—	385,097	437,876	485,231	508,649
Ven 24 No. of Units	—	—	—	—	—	—	71,449	72,413	86,993	87,810

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	16.713	15.338	13.913	12.850
Value at End of Year	—	—	—	—	—	—	17.956	16.713	15.338	13.913
No. of Units	—	—	—	—	—	—	26,321	31,261	34,747	34,650
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.597	15.254	13.858	12.819
Value at End of Year	—	—	—	—	—	—	17.805	16.597	15.254	13.858
No. of Units	—	—	—	—	—	—	55,639	59,088	63,000	77,582
Emerging Growth Trust (merged into Small Cap Growth Trust eff 11-07-2008) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	19.796	18.023	17.020	16.185
Value at End of Year	—	—	—	—	—	—	20.248	19.796	18.023	17.020
Ven 22, 20 No. of Units	—	—	—	—	—	—	144,527	237,015	167,794	50,560
Ven 24 No. of Units	—	—	—	—	—	—	15,263	23,489	22,133	12,823
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	19.652	17.927	16.964	16.164
Value at End of Year	—	—	—	—	—	—	20.061	19.652	17.927	16.964
No. of Units	—	—	—	—	—	—	5,794	5,011	1,547	384
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	19.544	17.856	16.922	16.148
Value at End of Year	—	—	—	—	—	—	19.921	19.544	17.856	16.922
No. of Units	—	—	—	—	—	—	5,422	16,202	6,102	4,719
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	19.796	18.023	17.020	16.185
Value at End of Year	—	—	—	—	—	—	20.248	19.796	18.023	17.020
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	21,272	—
Ven 9 No. of Units	—	—	—	—	—	—	2,599	3,866	1,440	—
No. of Units	—	—	—	—	—	—	10,158	17,604	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	19.796	18.023	17.020	16.185
Value at End of Year	—	—	—	—	—	—	20.248	19.796	18.023	17.020
No. of Units	—	—	—	—	—	—	273	220	63	454
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009) - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	20.992	19.704	19.512	17.020	17.129
Value at End of Year	—	—	—	—	—	11.741	20.992	19.704	19.512	17.020
Ven 22, 20 No. of Units	—	—	—	—	—	1,534,437	2,071,453	2,902,602	3,586,277	119,016
Ven 24 No. of Units	—	—	—	—	—	46,307	60,316	80,306	92,675	1,779
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	10.585	9.955	9.878	16.964	8.706
Value at End of Year	—	—	—	—	—	5.908	10.585	9.955	9.878	16.964
No. of Units	—	—	—	—	—	33,858	44,896	49,054	54,317	454
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	9.642	9.082	9.025	16.922	7.978
Value at End of Year	—	—	—	—	—	5.374	9.642	9.082	9.025	16.922
No. of Units	—	—	—	—	—	97,148	110,634	150,681	161,854	4,653
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	20.992	19.704	19.512	17.020	17.129
Value at End of Year	—	—	—	—	—	11.741	20.992	19.704	19.512	17.020
Ven 7, 8 No. of Units	—	—	—	—	—	171,248	212,432	275,421	365,309	14,090
Ven 9 No. of Units	—	—	—	—	—	76,850	92,518	134,706	168,757	605
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	20.992	19.704	19.512	17.020	17.129
Value at End of Year	—	—	—	—	—	11.741	20.992	19.704	19.512	17.020
No. of Units	—	—	—	—	—	12,239	14,033	17,953	20,365	25,412

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Emerging Small Company Trust (merged into Smaller Company Growth Trust eff 11-16-2009) - Series II Shares (units first credited 05-13-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	15.988	15.036	14.922	14.431	13.147
Value at End of Year	—	—	—	—	—	8.923	15.988	15.036	14.922	14.431
Ven 22, 20 No. of Units	—	—	—	—	—	514,977	594,096	720,952	863,633	879,078
Ven 24 No. of Units	—	—	—	—	—	119,313	128,708	142,203	148,075	149,872
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	15.809	14.897	14.814	14.355	13.104
Value at End of Year	—	—	—	—	—	8.806	15.809	14.897	14.814	14.355
No. of Units	—	—	—	—	—	36,346	39,001	40,080	54,718	53,241
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	15.676	14.794	14.733	14.298	13.072
Value at End of Year	—	—	—	—	—	8.718	15.676	14.794	14.733	14.298
No. of Units	—	—	—	—	—	58,893	67,001	77,557	75,726	78,619
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.036	14.922	14.431	—
Value at End of Year	—	—	—	—	—	—	15.988	15.036	14.922	—
Ven 9 No. of Units	—	—	—	—	—	—	234	234	234	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	15.988	15.036	14.922	14.431	—
Value at End of Year	—	—	—	—	—	8.923	15.988	15.036	14.922	—
No. of Units	—	—	—	—	—	169	169	169	169	—
Equity-Income Trust - Series I Shares (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000	26.500
Value at End of Year	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000
Ven 22, 20 No. of Units	2,586,878	2,929,864	3,364,438	3,673,893	4,208,229	5,075,386	6,642,910	8,598,074	10,803,082	12,499,064
Ven 24 No. of Units	67,944	75,236	83,236	97,405	118,549	142,330	182,387	228,524	260,545	294,842
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.006	15.591	15.971	14.097	11.394	18.081	17.779	15.178	14.840	13.135
Value at End of Year	23.044	18.006	15.591	15.971	14.097	11.394	18.081	17.779	15.178	14.840
No. of Units	62,943	69,437	77,113	83,225	91,907	117,429	140,914	152,819	168,581	187,771
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.192	17.510	17.964	15.880	12.854	20.429	20.118	17.200	16.843	14.930
Value at End of Year	25.803	20.192	17.510	17.964	15.880	12.854	20.429	20.118	17.200	16.843
No. of Units	151,789	172,721	229,660	249,319	339,276	464,056	593,967	637,827	710,729	816,827
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000	26.500
Value at End of Year	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000
Ven 7, 8 No. of Units	1,023,159	1,173,005	1,370,825	1,548,908	1,780,940	1,954,364	2,558,033	3,110,857	3,712,464	4,340,139
Ven 9 No. of Units	437,693	483,278	551,755	641,636	695,571	816,714	993,459	1,179,680	1,386,438	1,650,433
Ven 3 Contracts with no Optional Riders
Value at Start of Year	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000	26.500
Value at End of Year	47.432	36.988	31.962	32.677	28.785	23.220	36.772	36.086	30.745	30.000
No. of Units	56,631	60,253	72,004	75,395	78,962	92,657	118,103	139,951	172,195	188,313
Equity-Income Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.164	12.228	12.495	11.000	8.863	14.044	13.772	12.500	—	—
Value at End of Year	18.167	14.164	12.228	12.495	11.000	8.863	14.044	13.772	—	—
Venture No. of Units	405,693	473,814	503,371	524,443	544,071	386,082	277,900	121,397	—	—
NY Venture No. of Units	37,936	46,301	42,286	44,872	52,071	44,266	38,501	9,075	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.696	—	—	—	—	—	—	—	—	—
Value at End of Year	16.309	—	—	—	—	—	—	—	—	—
Venture No. of Units	80,514	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	8,884	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.687	15.308	15.682	13.839	11.179	17.758	17.458	14.907	14.574	12.896
Value at End of Year	22.629	17.687	15.308	15.682	13.839	11.179	17.758	17.458	14.907	14.574
Ven 22, 20 No. of Units	1,572,323	1,847,133	2,160,311	2,933,224	2,305,656	2,424,767	2,894,629	3,176,778	3,409,793	3,133,404
Ven 24 No. of Units	432,553	566,834	656,036	622,046	687,417	767,687	812,147	841,497	854,852	694,773

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.314	15.015	15.413	13.629	11.031	17.559	17.297	14.799	14.498	12.854
Value at End of Year	22.108	17.314	15.015	15.413	13.629	11.031	17.559	17.297	14.799	14.498
No. of Units	174,511	184,354	211,292	181,156	168,095	179,379	235,551	278,674	245,902	197,925
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.836	11.987	12.293	10.859	8.780	13.962	13.740	12.500	—	—
Value at End of Year	17.685	13.836	11.987	12.293	10.859	8.780	13.962	13.740	—	—
No. of Units	17,516	20,744	23,525	43,907	40,318	26,259	24,969	7,023	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.976	—	—	—	—	—	—	—	—	—
Value at End of Year	17.890	—	—	—	—	—	—	—	—	—
No. of Units	3,716	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.040	14.800	15.215	13.474	10.922	17.411	17.177	14.718	14.440	12.823
Value at End of Year	21.725	17.040	14.800	15.215	13.474	10.922	17.411	17.177	14.718	14.440
No. of Units	229,850	276,761	326,867	320,547	381,849	409,747	524,235	572,491	588,478	543,232
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.976	12.090	12.379	10.919	8.816	13.997	13.754	12.500	—	—
Value at End of Year	17.890	13.976	12.090	12.379	10.919	8.816	13.997	13.754	—	—
Venture No. of Units	226,372	260,721	277,148	265,806	264,077	191,302	141,008	53,618	—	—
NY Venture No. of Units	35,242	41,444	44,811	46,382	36,476	14,024	11,020	5,618	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.695	—	—	—	—	—	—	—	—	—
Value at End of Year	16.274	—	—	—	—	—	—	—	—	—
Venture No. of Units	49,468	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,558	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.131	14.871	15.281	13.526	10.958	17.461	17.217	12.500	—	—
Value at End of Year	21.852	17.131	14.871	15.281	13.526	10.958	17.461	17.217	—	—
NY Venture No. of Units	13,998	14,209	14,502	13,912	14,298	12,580	14,806	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.407	—	—	—	—	—	—	—	—	—
Value at End of Year	22.237	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	201	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.758	—	—	17.458	14.907	14.574	—
Value at End of Year	—	—	—	18.887	—	—	17.758	17.458	14.907	—
Ven 9 No. of Units	—	—	—	11,090	—	—	544	544	544	—
No. of Units	—	—	—	80,786	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	12.500	—	—	—	—	—	—
Value at End of Year	—	—	—	18.887	—	—	—	—	—	—
No. of Units	—	—	—	8,632	—	—	—	—	—	—
Financial Services Trust - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379	12.292
Value at End of Year	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379
Ven 22, 20 No. of Units	328,913	363,187	395,533	538,771	658,764	747,308	783,943	1,119,991	1,004,231	1,111,707
Ven 24 No. of Units	6,410	5,778	8,075	11,381	13,435	13,452	18,283	51,722	30,285	30,060
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.809	11.887	13.348	12.083	8.683	15.942	17.386	14.348	13.281	12.226
Value at End of Year	17.770	13.809	11.887	13.348	12.083	8.683	15.942	17.386	14.348	13.281
No. of Units	13,669	14,407	15,095	17,555	19,758	24,056	26,767	34,203	46,935	44,311
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.569	11.699	13.156	11.927	8.583	15.783	17.239	14.248	13.208	12.177
Value at End of Year	17.435	13.569	11.699	13.156	11.927	8.583	15.783	17.239	14.248	13.208
No. of Units	14,690	16,876	20,028	30,832	38,611	43,268	69,285	93,301	96,858	109,141

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379	12.292
Value at End of Year	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379
Ven 7, 8 No. of Units	22,757	21,644	29,153	36,784	42,257	43,795	61,154	107,879	74,034	72,407
Ven 9 No. of Units	10,086	9,493	13,564	19,540	21,991	14,569	26,597	51,897	31,505	51,852
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379	12.292
Value at End of Year	18.226	14.136	12.144	13.609	12.295	8.817	16.156	17.584	14.483	13.379
No. of Units	2,021	2,929	2,936	3,728	3,757	2,743	2,259	5,780	3,618	4,497
Financial Services Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	11.629	9.985	11.181	10.098	7.246	13.268	14.421	12.500	—	—
Value at End of Year	15.001	11.629	9.985	11.181	10.098	7.246	13.268	14.421	—	—
Venture No. of Units	77,603	82,663	85,227	102,913	99,359	88,193	68,733	27,178	—	—
NY Venture No. of Units	7,074	10,842	18,925	17,738	18,836	6,973	7,731	3,941	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.751	—	—	—	—	—	—	—	—	—
Value at End of Year	16.473	—	—	—	—	—	—	—	—	—
Venture No. of Units	7,878	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,856	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.219	13.100	14.706	13.315	9.578	17.582	19.159	15.825	14.638	13.485
Value at End of Year	19.582	15.219	13.100	14.706	13.315	9.578	17.582	19.159	15.825	14.638
Ven 22, 20 No. of Units	308,362	336,654	377,901	463,837	567,992	625,344	543,766	590,069	550,055	560,302
Ven 24 No. of Units	59,134	76,247	75,061	92,831	103,144	90,301	97,962	101,990	101,634	101,308
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.898	12.850	14.453	13.113	9.451	17.385	18.982	15.710	14.561	13.441
Value at End of Year	19.131	14.898	12.850	14.453	13.113	9.451	17.385	18.982	15.710	14.561
No. of Units	6,333	6,838	18,928	21,033	24,314	25,537	27,135	33,702	33,773	33,704
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.360	9.789	10.999	9.969	7.178	13.190	14.388	12.500	—	—
Value at End of Year	14.603	11.360	9.789	10.999	9.969	7.178	13.190	14.388	—	—
No. of Units	8,498	17,574	17,119	20,726	24,279	11,523	11,520	7,082	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.475	—	—	—	—	—	—	—	—	—
Value at End of Year	14.772	—	—	—	—	—	—	—	—	—
No. of Units	4,933	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.662	12.665	14.267	12.963	9.357	17.238	18.850	15.625	14.503	13.408
Value at End of Year	18.800	14.662	12.665	14.267	12.963	9.357	17.238	18.850	15.625	14.503
No. of Units	62,048	57,923	62,767	70,067	76,496	49,630	60,614	68,673	62,037	69,672
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.475	9.872	11.077	10.024	7.207	13.223	14.402	12.500	—	—
Value at End of Year	14.772	11.475	9.872	11.077	10.024	7.207	13.223	14.402	—	—
Venture No. of Units	44,791	60,058	73,243	79,742	86,305	58,336	46,458	20,886	—	—
NY Venture No. of Units	4,505	5,139	5,146	5,122	8,257	5,288	2,896	741	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.750	—	—	—	—	—	—	—	—	—
Value at End of Year	16.438	—	—	—	—	—	—	—	—	—
Venture No. of Units	6,215	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	553	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.740	12.727	14.329	13.013	9.389	17.287	18.894	12.500	—	—
Value at End of Year	18.910	14.740	12.727	14.329	13.013	9.389	17.287	18.894	—	—
NY Venture No. of Units	4,071	4,541	4,611	4,315	2,836	2,999	2,636	1,101	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.977	—	—	—	—	—	—	—	—	—
Value at End of Year	19.243	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	266	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	15.825	—	—
Value at End of Year	—	—	—	—	—	—	—	19.159	—	—
No. of Units	—	—	—	—	—	—	—	78	—	—
Franklin Templeton Founding Allocation Trust - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.071	10.525	10.831	9.921	7.653	12.013	12.500	—	—	—
Value at End of Year	14.829	12.071	10.525	10.831	9.921	7.653	12.013	—	—	—
Venture No. of Units	22,526,976	24,464,140	26,358,343	28,523,667	30,659,095	31,082,612	17,047,722	—	—	—
NY Venture No. of Units	1,193,513	1,285,862	1,375,457	1,475,970	1,633,437	1,568,153	1,077,236	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.717	—	—	—	—	—	—	—	—	—
Value at End of Year	15.646	—	—	—	—	—	—	—	—	—
Venture No. of Units	310,282	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,197	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	11.901	10.402	10.732	9.854	7.621	11.993	12.500	—	—	—
Value at End of Year	14.584	11.901	10.402	10.732	9.854	7.621	11.993	—	—	—
Ven 22, 20 No. of Units	735,033	889,723	1,101,246	1,355,049	1,746,602	2,664,610	1,581,970	—	—	—
Ven 24 No. of Units	37,172	41,363	57,006	73,967	74,758	76,354	115,571	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	11.767	10.306	10.653	9.802	7.596	11.977	12.500	—	—	—
Value at End of Year	14.391	11.767	10.306	10.653	9.802	7.596	11.977	—	—	—
No. of Units	6,408	6,724	36,031	38,725	41,535	84,807	81,387	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.833	10.354	10.693	9.828	7.609	11.985	12.500	—	—	—
Value at End of Year	14.487	11.833	10.354	10.693	9.828	7.609	11.985	—	—	—
No. of Units	338,332	405,602	440,636	473,271	499,631	533,403	513,377	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.935	—	—	—	—	—	—	—	—	—
Value at End of Year	14.633	—	—	—	—	—	—	—	—	—
No. of Units	40,648	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.667	10.234	10.595	9.763	7.577	11.965	12.500	—	—	—
Value at End of Year	14.247	11.667	10.234	10.595	9.763	7.577	11.965	—	—	—
No. of Units	79,735	89,787	92,674	119,925	149,160	212,611	214,748	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.935	10.427	10.752	9.868	7.628	11.997	12.500	—	—	—
Value at End of Year	14.633	11.935	10.427	10.752	9.868	7.628	11.997	—	—	—
Venture No. of Units	8,304,365	9,111,713	9,868,714	10,809,436	11,562,496	11,927,266	6,802,677	—	—	—
NY Venture No. of Units	905,774	951,454	1,017,083	1,090,208	1,117,920	1,068,086	428,009	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.715	—	—	—	—	—	—	—	—	—
Value at End of Year	15.613	—	—	—	—	—	—	—	—	—
Venture No. of Units	127,520	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,763	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.700	10.258	10.614	9.776	7.583	11.969	12.500	—	—	—
Value at End of Year	14.295	11.700	10.258	10.614	9.776	7.583	11.969	—	—	—
NY Venture No. of Units	268,570	279,146	297,438	308,454	329,346	340,873	350,415	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.800	—	—	—	—	—	—	—	—	—
Value at End of Year	14.439	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,786	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	11.901	10.402	10.732	9.854	7.621	11.993	12.500	—	—	—
Value at End of Year	14.584	11.901	10.402	10.732	9.854	7.621	11.993	—	—	—
Ven 9 No. of Units	4,957	4,947	16,871	21,240	25,017	26,501	10,029	—	—	—
No. of Units	25,224	27,628	28,532	34,758	42,260	45,110	31,727	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	11.901	10.402	10.732	9.854	7.621	12.500	—	—	—	—
Value at End of Year	14.584	11.901	10.402	10.732	9.854	7.621	—	—	—	—
No. of Units	3,375	3,573	3,576	3,758	4,389	4,394	—	—	—	—
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615	17.420	15.405
Value at End of Year	28.019	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615	17.420
Ven 22, 20 No. of Units	79,373	100,487	44,303	44,048	36,032	49,538	64,223	62,469	73,517	55,309
Ven 24 No. of Units	12,874	12,695	12,988	13,141	14,644	15,099	13,263	14,550	20,093	10,781
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.561	15.018	—	15.018	11.920	21.341	17.362	—	—	15.385
Value at End of Year	27.427	20.561	—	15.018	15.018	11.920	21.341	—	—	17.362
No. of Units	1,753	631	—	—	487	487	487	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.265	16.726	17.419	14.869	11.819	21.193	20.826	18.443	17.319	15.370
Value at End of Year	26.992	20.265	16.726	17.419	14.869	11.819	21.193	20.826	18.443	17.319
No. of Units	10,121	6,726	2,776	1,611	310	1,855	2,402	3,176	5,398	1,385
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615	17.420	15.405
Value at End of Year	28.019	20.962	17.240	17.892	15.219	12.056	21.541	21.094	18.615	17.420
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	6,692	4,003
Ven 9 No. of Units	3,300	3,431	1,261	1,248	1,250	2,975	6,839	—	254	255
No. of Units	13,713	5,909	2,902	992	580	1,796	2,524	7,200	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.240	—	17.892	15.219	12.056	21.541	21.094	17.420	—	15.405
Value at End of Year	28.019	—	17.240	17.892	15.219	12.056	21.541	21.094	—	17.420
No. of Units	240	—	418	883	419	419	419	419	—	—
Fundamental Holdings Trust (formerly American Fundamental Holdings Trust) (merged into Core Strategy Trust eff 12-06-2013)
Series II Shares (units first credited 11-12-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.705	11.428	11.701	10.741	8.577	12.569	12.500	—	—	—
Value at End of Year	—	12.705	11.428	11.701	10.741	8.577	12.569	—	—	—
Venture No. of Units	—	23,350,285	24,362,231	26,034,105	26,791,118	16,589,983	1,550,712	—	—	—
NY Venture No. of Units	—	1,106,795	1,183,644	1,233,207	1,319,976	998,036	73,910	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.543	11.310	11.609	10.684	8.553	12.565	12.500	—	—	—
Value at End of Year	—	12.543	11.310	11.609	10.684	8.553	12.565	—	—	—
Ven 22, 20 No. of Units	—	496,559	581,867	656,129	839,585	710,356	88,937	—	—	—
Ven 24 No. of Units	—	26,242	29,850	30,357	54,062	48,749	5,294	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.415	11.217	11.537	10.639	8.533	12.500	—	—	—	—
Value at End of Year	—	12.415	11.217	11.537	10.639	8.533	—	—	—	—
No. of Units	—	1,161	1,283	1,292	1,301	4,418	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.479	11.264	11.573	10.661	8.543	12.500	12.500	—	—	—
Value at End of Year	—	12.479	11.264	11.573	10.661	8.543	12.500	—	—	—
No. of Units	—	6,572	8,310	9,905	10,599	11,430	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.319	11.148	11.483	10.605	8.519	12.559	12.500	—	—	—
Value at End of Year	—	12.319	11.148	11.483	10.605	8.519	12.559	—	—	—
No. of Units	—	33,080	44,154	47,146	51,007	59,112	1,148	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.575	11.334	11.628	10.696	8.558	12.566	12.500	—	—	—
Value at End of Year	—	12.575	11.334	11.628	10.696	8.558	12.566	—	—	—
Venture No. of Units	—	8,189,674	8,573,390	9,163,567	9,477,877	5,970,160	315,192	—	—	—
NY Venture No. of Units	—	1,590,167	1,652,141	1,702,871	1,773,464	1,095,049	24,400	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.351	11.171	11.501	10.616	8.524	12.500	12.500	—	—	—
Value at End of Year	—	12.351	11.171	11.501	10.616	8.524	12.500	—	—	—
NY Venture No. of Units	—	7,021	7,487	11,377	11,820	8,354	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.543	11.310	11.609	10.684	8.553	12.500	—	—	—	—
Value at End of Year	—	12.543	11.310	11.609	10.684	8.553	—	—	—	—
Ven 9 No. of Units	—	2,329	2,332	2,392	2,395	2,617	—	—	—	—
No. of Units	—	44,369	44,628	44,826	52,003	12,805	—	—	—	—
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586	14.525	12.500
Value at End of Year	21.977	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586	14.525
Ven 22, 20 No. of Units	815,576	155,860	76,780	58,672	46,021	53,597	73,710	83,075	57,388	19,641
Ven 24 No. of Units	111,760	1,394	1,274	577	906	907	1,170	4,052	1,086	5,114
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.580	13.560	—	12.181	9.942	17.229	18.507	15.534	14.505	12.500
Value at End of Year	21.556	16.580	—	13.560	12.181	9.942	17.229	18.507	15.534	14.505
No. of Units	56,302	3,068	—	139	140	1,287	1,293	2,375	142	142
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.365	13.407	13.425	12.078	9.872	17.135	18.433	15.496	14.491	12.500
Value at End of Year	21.245	16.365	13.407	13.425	12.078	9.872	17.135	18.433	15.496	14.491
No. of Units	81,460	5,588	2,061	721	1,831	2,011	1,987	1,503	1,941	726
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586	14.525	12.500
Value at End of Year	21.985	16.870	13.772	13.742	12.320	10.035	17.356	18.605	15.586	14.525
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	3,527	69
Ven 9 No. of Units	20,619	1,908	1,093	711	711	1,806	2,008	2,008	2,161	1,578
No. of Units	95,612	7,799	12,539	4,329	5,059	5,654	8,242	2,573	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.870	17.356	—	—	—	—	18.605	15.586	14.525	12.500
Value at End of Year	21.985	16.870	—	—	—	—	17.356	18.605	15.586	14.525
No. of Units	3,438	118	—	—	—	—	1,102	1,138	—	—
Fundamental Value Trust - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552	12.293
Value at End of Year	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552
Ven 22, 20 No. of Units	6,481,618	7,576,061	8,998,234	10,742,448	12,488,940	14,791,428	3,677,218	4,456,709	4,956,132	5,195,638
Ven 24 No. of Units	228,348	252,538	285,788	353,600	400,042	451,527	65,367	76,960	78,469	73,404
Ven 22, 20 Contracts with GEM
Value at Start of Year	15.142	13.572	14.332	12.876	9.929	16.628	16.241	14.411	13.453	12.228
Value at End of Year	19.897	15.142	13.572	14.332	12.876	9.929	16.628	16.241	14.411	13.453
No. of Units	76,426	91,958	97,501	133,550	143,761	198,225	89,701	104,332	123,793	129,106
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	9.933	8.916	9.430	8.485	6.552	16.462	16.104	14.310	13.379	12.179
Value at End of Year	13.032	9.933	8.916	9.430	8.485	6.552	16.462	16.104	14.310	13.379
No. of Units	200,263	222,438	281,618	343,771	441,193	669,225	348,295	390,175	473,551	520,972
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552	12.293
Value at End of Year	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552
Ven 7, 8 No. of Units	2,952,399	3,374,403	3,881,408	4,552,249	5,285,444	6,189,824	397,266	423,624	493,187	529,708
Ven 9 No. of Units	862,904	958,103	1,071,565	1,269,000	1,436,232	1,736,112	68,627	79,006	90,805	110,276
Ven 3 Contracts with no Optional Riders
Value at Start of Year	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552	12.293
Value at End of Year	20.408	15.500	13.865	14.612	13.102	10.082	16.851	16.426	14.546	13.552
No. of Units	198,552	228,078	258,989	293,005	381,304	420,819	23,018	29,918	29,027	24,546
Fundamental Value Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.915	11.544	12.162	10.899	8.379	14.000	13.635	12.500	—	—
Value at End of Year	17.007	12.915	11.544	12.162	10.899	8.379	14.000	13.635	—	—
Venture No. of Units	678,330	1,400,996	1,490,945	1,636,316	1,778,958	1,811,029	1,694,582	874,971	—	—
NY Venture No. of Units	50,074	73,197	86,130	91,931	100,612	105,403	106,112	22,139	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.750	—	—	—	—	—	—	—	—	—
Value at End of Year	16.814	—	—	—	—	—	—	—	—	—
Venture No. of Units	439,589	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	11,965	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909	14.842	13.506
Value at End of Year	21.966	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909	14.842
Ven 22, 20 No. of Units	1,732,920	2,271,478	2,750,064	3,181,730	3,595,979	3,700,695	3,114,177	3,280,406	2,868,900	2,054,168
Ven 24 No. of Units	379,331	531,015	608,625	723,860	803,405	756,057	588,265	622,613	531,230	437,675
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.371	14.699	15.556	14.003	10.813	18.151	17.757	15.794	14.764	13.462
Value at End of Year	21.461	16.371	14.699	15.556	14.003	10.813	18.151	17.757	15.794	14.764
No. of Units	122,897	139,355	152,782	170,213	191,833	224,359	199,176	196,807	172,364	117,730
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.617	11.317	11.965	10.760	8.301	13.919	13.603	12.500	—	—
Value at End of Year	16.556	12.617	11.317	11.965	10.760	8.301	13.919	13.603	—	—
No. of Units	54,501	45,547	46,765	47,947	62,930	68,430	55,943	3,990	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.744	—	—	—	—	—	—	—	—	—
Value at End of Year	16.748	—	—	—	—	—	—	—	—	—
No. of Units	2,121	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.112	14.488	15.356	13.844	10.706	17.998	17.635	15.708	14.705	13.429
Value at End of Year	21.089	16.112	14.488	15.356	13.844	10.706	17.998	17.635	15.708	14.705
No. of Units	211,897	293,639	330,543	416,687	481,979	586,057	406,769	443,412	429,488	385,620
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.744	11.414	12.049	10.819	8.334	13.954	13.617	12.500	—	—
Value at End of Year	16.748	12.744	11.414	12.049	10.819	8.334	13.954	13.617	—	—
Venture No. of Units	265,240	677,972	714,290	762,183	803,856	776,836	694,706	391,049	—	—
NY Venture No. of Units	35,763	99,564	106,889	111,484	122,986	127,139	117,272	66,916	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.748	—	—	—	—	—	—	—	—	—
Value at End of Year	16.778	—	—	—	—	—	—	—	—	—
Venture No. of Units	271,720	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	37,863	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.198	14.558	15.422	13.897	10.742	18.049	17.675	12.500	—	—
Value at End of Year	21.212	16.198	14.558	15.422	13.897	10.742	18.049	17.675	—	—
NY Venture No. of Units	17,196	27,084	42,228	45,260	47,006	53,698	51,413	4,879	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.459	—	—	—	—	—	—	—	—	—
Value at End of Year	21.586	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,140	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.724	14.986	15.827	14.219	10.958	17.923	—	15.909	—	—
Value at End of Year	21.966	16.724	14.986	15.827	14.219	10.958	—	17.923	—	—
Ven 9 No. of Units	191	197	203	208	214	220	—	—	—	—
No. of Units	—	—	—	—	—	—	—	78	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909	14.842	—
Value at End of Year	—	16.724	14.986	15.827	14.219	10.958	18.357	17.923	15.909	—
No. of Units	—	232	232	232	233	233	233	234	234	—
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	13.058	12.597	11.254	10.746	9.667
Value at End of Year	—	—	—	—	—	8.461	13.058	12.597	11.254	10.746
Ven 22, 20 No. of Units	—	—	—	—	—	1,238,519	1,840,616	2,489,104	2,648,217	2,637,119
Ven 24 No. of Units	—	—	—	—	—	44,662	48,968	65,814	71,315	75,953

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	13.029	12.594	11.274	10.787	9.723
Value at End of Year	—	—	—	—	—	8.425	13.029	12.594	11.274	10.787
No. of Units	—	—	—	—	—	24,012	30,308	35,442	36,981	45,603
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	12.953	12.539	11.242	10.772	9.724
Value at End of Year	—	—	—	—	—	8.363	12.953	12.539	11.242	10.772
No. of Units	—	—	—	—	—	40,995	50,612	63,223	57,018	65,800
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	13.058	12.597	11.254	10.746	9.667
Value at End of Year	—	—	—	—	—	8.461	13.058	12.597	11.254	10.746
Ven 7, 8 No. of Units	—	—	—	—	—	95,548	101,871	119,395	135,911	124,364
Ven 9 No. of Units	—	—	—	—	—	31,117	45,525	55,511	86,572	91,321
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	13.058	12.597	11.254	10.746	9.667
Value at End of Year	—	—	—	—	—	8.461	13.058	12.597	11.254	10.746
No. of Units	—	—	—	—	—	992	1,361	1,877	1,878	6,009
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	13.805	13.317	12.500	—	—
Value at End of Year	—	—	—	—	—	8.953	13.805	13.317	—	—
Venture No. of Units	—	—	—	—	—	1,311,728	1,356,944	640,756	—	—
NY Venture No. of Units	—	—	—	—	—	59,363	69,351	15,679	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	16.964	16.405	14.686	14.058	12.670
Value at End of Year	—	—	—	—	—	10.974	16.964	16.405	14.686	14.058
Ven 22, 20 No. of Units	—	—	—	—	—	1,513,106	1,635,289	1,645,204	1,361,652	573,222
Ven 24 No. of Units	—	—	—	—	—	186,739	211,829	251,316	133,595	56,574
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	16.774	16.254	14.579	13.984	12.628
Value at End of Year	—	—	—	—	—	10.829	16.774	16.254	14.579	13.984
No. of Units	—	—	—	—	—	43,899	46,968	49,962	53,296	30,366
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	13.724	13.286	12.500	—	—
Value at End of Year	—	—	—	—	—	8.869	13.724	13.286	—	—
No. of Units	—	—	—	—	—	40,306	39,058	2,739	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	16.632	16.141	14.500	13.929	12.597
Value at End of Year	—	—	—	—	—	10.722	16.632	16.141	14.500	13.929
No. of Units	—	—	—	—	—	127,108	138,712	139,185	117,941	90,608
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	13.759	13.299	12.500	—	—
Value at End of Year	—	—	—	—	—	8.905	13.759	13.299	—	—
Venture No. of Units	—	—	—	—	—	448,702	421,113	256,001	—	—
NY Venture No. of Units	—	—	—	—	—	86,536	86,720	49,765	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	16.679	16.179	12.500	—	—
Value at End of Year	—	—	—	—	—	10.757	16.679	16.179	—	—
NY Venture No. of Units	—	—	—	—	—	27,610	26,699	3,942	—	—
Global Bond Trust - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591	26.301
Value at End of Year	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591
Ven 22, 20 No. of Units	461,896	543,646	631,328	743,101	869,465	1,069,669	1,285,665	1,411,185	1,769,002	2,031,568
Ven 24 No. of Units	4,718	6,266	9,240	14,118	16,871	22,702	20,562	27,268	31,085	35,451
Ven 22, 20 Contracts with GEM
Value at Start of Year	24.463	23.227	21.635	19.931	17.551	18.671	17.307	16.705	18.162	16.740
Value at End of Year	22.771	24.463	23.227	21.635	19.931	17.551	18.671	17.307	16.705	18.162
No. of Units	12,598	13,026	15,422	17,438	16,040	12,949	21,140	21,317	13,319	13,675

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	24.534	23.330	21.764	20.079	17.708	18.867	17.514	16.931	18.435	17.018
Value at End of Year	22.803	24.534	23.330	21.764	20.079	17.708	18.867	17.514	16.931	18.435
No. of Units	11,886	15,909	28,493	50,527	64,349	94,240	92,299	99,913	102,238	94,079
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591	26.301
Value at End of Year	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591
Ven 7, 8 No. of Units	299,262	342,485	392,615	458,018	539,250	621,666	697,641	817,594	1,020,803	1,199,088
Ven 9 No. of Units	43,081	52,084	56,069	62,005	69,200	83,960	96,827	118,108	136,559	151,168
Ven 3 Contracts with no Optional Riders
Value at Start of Year	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591	26.301
Value at End of Year	36.499	39.133	37.081	34.472	31.692	27.852	29.570	27.354	26.351	28.591
No. of Units	26,358	36,986	38,640	42,024	50,922	54,276	66,537	82,086	113,908	116,008
Global Bond Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.195	17.233	16.015	14.711	12.924	13.713	12.687	12.500	—	—
Value at End of Year	16.968	18.195	17.233	16.015	14.711	12.924	13.713	12.687	—	—
Venture No. of Units	572,085	917,210	942,065	1,052,646	1,080,872	830,653	1,080,682	547,568	—	—
NY Venture No. of Units	49,554	60,252	66,772	75,572	76,816	62,549	66,427	14,348	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.368	—	—	—	—	—	—	—	—	—
Value at End of Year	11.551	—	—	—	—	—	—	—	—	—
Venture No. of Units	418,157	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	10,572	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	17.654	16.266
Value at End of Year	22.129	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	17.654
Ven 22, 20 No. of Units	729,357	877,984	1,040,687	1,222,907	1,321,848	1,317,815	1,694,734	1,825,220	1,550,136	1,085,071
Ven 24 No. of Units	132,103	146,186	155,395	183,261	200,145	200,872	253,980	257,709	191,875	142,486
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.288	22.157	20.683	19.085	16.842	17.951	16.683	16.133	17.561	16.213
Value at End of Year	21.619	23.288	22.157	20.683	19.085	16.842	17.951	16.683	16.133	17.561
No. of Units	35,637	50,300	58,907	61,856	52,001	59,372	55,460	62,723	69,752	57,003
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.775	16.895	15.755	14.523	12.804	13.633	12.657	12.500	—	—
Value at End of Year	16.518	17.775	16.895	15.755	14.523	12.804	13.633	12.657	—	—
No. of Units	16,142	18,619	18,608	23,981	35,982	36,354	35,427	3,668	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.954	—	—	—	—	—	—	—	—	—
Value at End of Year	16.709	—	—	—	—	—	—	—	—	—
No. of Units	2,953	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.919	21.839	20.417	18.867	16.676	17.800	16.567	16.046	17.492	16.173
Value at End of Year	21.245	22.919	21.839	20.417	18.867	16.676	17.800	16.567	16.046	17.492
No. of Units	77,088	104,666	117,639	153,923	168,169	224,050	213,457	224,426	210,680	177,235
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.954	17.039	15.866	14.603	12.856	13.667	12.670	12.500	—	—
Value at End of Year	16.709	17.954	17.039	15.866	14.603	12.856	13.667	12.670	—	—
Venture No. of Units	156,119	311,008	332,406	343,009	363,375	301,546	384,087	227,474	—	—
NY Venture No. of Units	40,605	65,768	69,464	77,522	72,042	58,757	86,269	41,620	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.366	—	—	—	—	—	—	—	—	—
Value at End of Year	11.526	—	—	—	—	—	—	—	—	—
Venture No. of Units	245,110	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	34,914	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	23.041	21.944	20.505	18.939	16.731	17.850	16.606	12.500	—	—
Value at End of Year	21.369	23.041	21.944	20.505	18.939	16.731	17.850	16.606	—	—
NY Venture No. of Units	30,330	34,790	43,276	56,875	59,819	69,606	32,387	3,333	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.412	—	—	—	—	—	—	—	—	—
Value at End of Year	21.745	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,844	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	17.654	—
Value at End of Year	22.129	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	—
Ven 9 No. of Units	909	955	994	1,047	1,100	1,150	1,219	1,271	1,324	—
No. of Units	17,215	17,215	17,215	17,215	17,215	17,216	17,217	17,218	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	17.654	—
Value at End of Year	—	23.789	22.588	21.044	19.378	17.068	18.155	16.838	16.251	—
No. of Units	—	285	285	286	286	286	287	287	288	—
Global Diversification Trust (formerly American Global Diversification Trust) (merged into Core Strategy Trust eff 12-06-2013)
Series II Shares (units first credited 11-12-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.772	11.182	12.102	10.901	8.091	12.564	12.500	—	—	—
Value at End of Year	—	12.772	11.182	12.102	10.901	8.091	12.564	—	—	—
Venture No. of Units	—	16,208,079	17,606,776	18,758,982	19,128,115	13,566,719	1,022,861	—	—	—
NY Venture No. of Units	—	706,610	751,421	846,080	864,556	750,123	7,195	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.609	11.067	12.008	10.843	8.068	12.560	12.500	—	—	—
Value at End of Year	—	12.609	11.067	12.008	10.843	8.068	12.560	—	—	—
Ven 22, 20 No. of Units	—	458,748	585,128	704,429	878,020	1,077,566	435,995	—	—	—
Ven 24 No. of Units	—	48,800	51,467	53,315	55,926	47,126	8,643	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.480	10.975	11.933	10.797	8.050	12.557	12.500	—	—	—
Value at End of Year	—	12.480	10.975	11.933	10.797	8.050	12.557	—	—	—
No. of Units	—	11,316	108,413	105,380	118,110	145,866	37,814	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.545	11.021	11.970	10.820	8.059	12.559	12.500	—	—	—
Value at End of Year	—	12.545	11.021	11.970	10.820	8.059	12.559	—	—	—
No. of Units	—	6,154	6,186	6,220	6,251	6,285	5,085	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.384	10.907	11.877	10.762	8.036	12.554	12.500	—	—	—
Value at End of Year	—	12.384	10.907	11.877	10.762	8.036	12.554	—	—	—
No. of Units	—	15,020	15,106	15,194	20,195	14,456	6,094	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.642	11.089	12.027	10.855	8.073	12.561	12.500	—	—	—
Value at End of Year	—	12.642	11.089	12.027	10.855	8.073	12.561	—	—	—
Venture No. of Units	—	7,838,625	8,285,203	8,660,188	8,982,674	6,273,498	543,639	—	—	—
NY Venture No. of Units	—	713,206	747,340	787,925	812,910	694,396	51,445	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.416	10.930	11.895	10.774	8.041	12.500	12.500	—	—	—
Value at End of Year	—	12.416	10.930	11.895	10.774	8.041	12.500	—	—	—
NY Venture No. of Units	—	7,928	8,528	20,182	25,980	13,297	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.609	11.067	12.008	10.843	8.068	12.560	12.500	—	—	—
Value at End of Year	—	12.609	11.067	12.008	10.843	8.068	12.560	—	—	—
Ven 9 No. of Units	—	1,267	1,267	1,268	1,269	1,270	822	—	—	—
No. of Units	—	8,664	10,035	14,847	15,675	17,072	117	—	—	—
Global Trust (formerly Global Equity Trust) - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580	22.606
Value at End of Year	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580
Ven 22, 20 No. of Units	886,643	1,010,123	1,191,055	1,362,523	1,542,443	1,834,814	2,348,892	3,061,952	3,751,710	4,485,840
Ven 24 No. of Units	13,719	19,101	20,782	25,193	25,884	28,513	35,965	45,710	51,530	54,725
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.803	11.521	12.454	11.743	9.083	15.269	15.312	12.931	11.866	10.508
Value at End of Year	17.807	13.803	11.521	12.454	11.743	9.083	15.269	15.312	12.931	11.866
No. of Units	40,954	40,419	45,373	45,739	46,193	49,428	50,079	26,864	16,292	33,259

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.418	12.053	13.048	12.322	9.545	16.069	16.139	13.649	12.544	11.125
Value at End of Year	18.572	14.418	12.053	13.048	12.322	9.545	16.069	16.139	13.649	12.544
No. of Units	13,622	18,184	20,545	30,888	46,699	69,518	89,238	106,382	118,238	131,827
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580	22.606
Value at End of Year	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580
Ven 7, 8 No. of Units	1,074,216	1,207,272	1,404,547	1,628,671	1,858,327	2,146,210	2,595,108	3,053,885	3,623,470	4,210,273
Ven 9 No. of Units	206,389	232,000	266,358	301,393	331,585	382,528	453,972	561,268	654,283	887,563
Ven 3 Contracts with no Optional Riders
Value at Start of Year	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580	22.606
Value at End of Year	39.084	30.235	25.187	27.171	25.570	19.739	33.114	33.140	27.930	25.580
No. of Units	59,667	69,168	88,589	103,079	136,621	168,667	185,999	210,759	259,931	294,194
Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.039	14.222	15.378	14.500	11.216	18.845	18.906	15.963	14.650	12.971
Value at End of Year	21.982	17.039	14.222	15.378	14.500	11.216	18.845	18.906	15.963	14.650
Ven 22, 20 No. of Units	196,800	221,585	260,244	278,901	310,873	319,847	349,718	418,579	391,497	319,704
Ven 24 No. of Units	70,341	84,052	102,301	111,766	116,752	128,857	137,258	131,161	129,923	84,399
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.680	13.950	15.115	14.280	11.068	18.634	18.731	15.848	14.573	12.929
Value at End of Year	21.476	16.680	13.950	15.115	14.280	11.068	18.634	18.731	15.848	14.573
No. of Units	10,359	13,272	17,534	19,654	17,244	18,573	21,670	26,659	20,840	15,321
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.415	13.750	14.920	14.117	10.958	18.477	18.602	15.762	14.515	12.897
Value at End of Year	21.105	16.415	13.750	14.920	14.117	10.958	18.477	18.602	15.762	14.515
No. of Units	47,549	25,940	32,156	28,031	33,352	37,504	42,856	45,776	38,051	28,189
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.039	14.222	15.378	14.500	11.216	18.845	18.906	15.963	—	—
Value at End of Year	21.982	17.039	14.222	15.378	14.500	11.216	18.845	18.906	—	—
Ven 9 No. of Units	217	223	230	236	243	249	256	263	—	—
Great Companies-America Trust (replaced by U.S. Global Leaders Growth Trust eff 04-29-2005) - Series II Shares (units first credited 08-04-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.929
Value at End of Year	—	—	—	—	—	—	—	—	—	13.983
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	5,641
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	932
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.918
Value at End of Year	—	—	—	—	—	—	—	—	—	13.944
No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.910
Value at End of Year	—	—	—	—	—	—	—	—	—	13.914
No. of Units	—	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.929
Value at End of Year	—	—	—	—	—	—	—	—	—	13.983
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	82
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.929
Value at End of Year	—	—	—	—	—	—	—	—	—	13.983
No. of Units	—	—	—	—	—	—	—	—	—	—
Health Sciences Trust - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698	12.927
Value at End of Year	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698
Ven 22, 20 No. of Units	630,305	658,383	726,671	816,174	923,736	1,155,579	1,511,682	1,656,069	2,035,325	2,232,141
Ven 24 No. of Units	21,348	18,926	16,651	19,428	31,166	25,412	53,908	46,881	46,557	54,947

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	28.760	22.149	20.355	17.876	13.781	19.977	17.252	16.175	14.591	12.858
Value at End of Year	42.760	28.760	22.149	20.355	17.876	13.781	19.977	17.252	16.175	14.591
No. of Units	22,942	24,073	31,034	34,132	37,381	48,517	63,365	82,986	81,965	83,245
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.260	21.797	20.061	17.645	13.623	19.778	17.106	16.062	14.510	12.807
Value at End of Year	41.955	28.260	21.797	20.061	17.645	13.623	19.778	17.106	16.062	14.510
No. of Units	35,530	40,757	51,271	64,919	78,239	90,615	108,392	132,969	153,048	195,136
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698	12.927
Value at End of Year	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698
Ven 7, 8 No. of Units	103,497	98,207	103,246	95,540	117,567	124,754	128,060	141,728	181,895	233,957
Ven 9 No. of Units	22,033	19,229	14,950	12,599	21,589	22,206	42,101	48,468	39,136	41,759
Ven 3 Contracts with no Optional Riders
Value at Start of Year	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698	12.927
Value at End of Year	43.858	29.440	22.627	20.752	18.189	13.994	20.246	17.449	16.327	14.698
No. of Units	17,220	16,534	17,440	15,511	15,512	15,593	18,177	18,820	19,916	21,721
Health Sciences Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	22.669	17.419	15.961	13.983	10.752	15.551	13.395	12.500	—	—
Value at End of Year	33.790	22.669	17.419	15.961	13.983	10.752	15.551	13.395	—	—
Venture No. of Units	61,671	76,852	74,524	82,392	77,590	76,638	58,456	21,519	—	—
NY Venture No. of Units	8,050	10,966	8,204	7,738	7,743	4,749	3,321	4,808	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.565	—	—	—	—	—	—	—	—	—
Value at End of Year	18.758	—	—	—	—	—	—	—	—	—
Venture No. of Units	22,178	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	895	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	31.881	24.559	22.560	19.813	15.273	22.146	19.124	17.928	16.171	14.255
Value at End of Year	47.403	31.881	24.559	22.560	19.813	15.273	22.146	19.124	17.928	16.171
Ven 22, 20 No. of Units	397,394	469,890	492,506	571,072	598,377	650,397	756,740	894,413	937,529	997,397
Ven 24 No. of Units	91,202	135,056	106,812	124,202	127,971	145,199	164,396	166,848	155,541	154,419
Ven 22, 20 Contracts with GEM
Value at Start of Year	31.209	24.090	22.173	19.513	15.072	21.898	18.947	17.798	16.086	14.208
Value at End of Year	46.312	31.209	24.090	22.173	19.513	15.072	21.898	18.947	17.798	16.086
No. of Units	20,239	24,002	29,605	35,686	40,576	44,139	44,177	59,787	65,358	60,559
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.145	17.077	15.702	13.804	10.652	15.460	13.364	12.500	—	—
Value at End of Year	32.895	22.145	17.077	15.702	13.804	10.652	15.460	13.364	—	—
No. of Units	10,780	13,729	13,486	14,967	16,845	17,053	10,930	2,854	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.368	—	—	—	—	—	—	—	—	—
Value at End of Year	33.276	—	—	—	—	—	—	—	—	—
No. of Units	2,837	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	30.715	23.744	21.888	19.290	14.922	21.713	18.816	17.702	16.022	14.174
Value at End of Year	45.510	30.715	23.744	21.888	19.290	14.922	21.713	18.816	17.702	16.022
No. of Units	57,409	39,564	40,170	49,312	54,601	66,451	81,693	84,331	86,059	93,780
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	22.368	17.222	15.812	13.880	10.694	15.499	13.377	12.500	—	—
Value at End of Year	33.276	22.368	17.222	15.812	13.880	10.694	15.499	13.377	—	—
Venture No. of Units	52,207	77,745	71,097	106,979	70,283	57,927	44,058	22,924	—	—
NY Venture No. of Units	4,256	8,043	8,203	8,152	8,010	4,549	3,448	166	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.564	—	—	—	—	—	—	—	—	—
Value at End of Year	18.718	—	—	—	—	—	—	—	—	—
Venture No. of Units	33,900	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	239	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	30.879	23.859	21.982	19.364	14.972	21.774	18.860	12.500	—	—
Value at End of Year	45.776	30.879	23.859	21.982	19.364	14.972	21.774	18.860	—	—
NY Venture No. of Units	3,866	4,932	4,855	5,527	5,500	4,056	5,233	1,006	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	31.376	—	—	—	—	—	—	—	—	—
Value at End of Year	46.583	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	38	—	—	—	—	—	—	—	—	—
High Income Trust (merged into High Yield Trust eff 05-02-2011) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	11.602	6.444	11.555	12.500	—	—	—
Value at End of Year	—	—	—	12.763	11.602	6.444	11.555	—	—	—
Venture No. of Units	—	—	—	73,206	69,908	12,588	4,180	—	—	—
NY Venture No. of Units	—	—	—	3,949	2,440	1,771	765	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	11.525	6.418	11.536	12.500	—	—	—
Value at End of Year	—	—	—	12.647	11.525	6.418	11.536	—	—	—
Ven 22, 20 No. of Units	—	—	—	220,867	379,374	28,486	10,699	—	—	—
Ven 24 No. of Units	—	—	—	36,933	25,774	3,486	5,340	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	11.464	6.396	12.500	—	—	—	—
Value at End of Year	—	—	—	12.554	11.464	6.396	—	—	—	—
No. of Units	—	—	—	5,478	7,608	2,097	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	11.494	6.407	11.528	12.500	—	—	—
Value at End of Year	—	—	—	12.600	11.494	6.407	11.528	—	—	—
No. of Units	—	—	—	7,066	7,837	849	104	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	11.418	11.509	—	12.500	—	—	—
Value at End of Year	—	—	—	12.485	11.418	—	11.509	—	—	—
No. of Units	—	—	—	14,472	19,538	—	12,043	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	11.540	6.423	11.540	12.500	—	—	—
Value at End of Year	—	—	—	12.670	11.540	6.423	11.540	—	—	—
Venture No. of Units	—	—	—	7,563	27,451	1,236	—	—	—	—
NY Venture No. of Units	—	—	—	—	2,776	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	11.513	—	—	12.500	—	—	—
Value at End of Year	—	—	—	12.508	—	—	11.513	—	—	—
NY Venture No. of Units	—	—	—	510	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	11.525	6.418	11.536	12.500	—	—	—
Value at End of Year	—	—	—	12.647	11.525	6.418	11.536	—	—	—
Ven 9 No. of Units	—	—	—	4,990	6,075	—	—	—	—	—
No. of Units	—	—	—	26,596	36,416	1,005	2,830	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	11.525	12.500	—	—	—	—	—
Value at End of Year	—	—	—	12.647	11.525	—	—	—	—	—
No. of Units	—	—	—	432	433	—	—	—	—	—
High Yield Trust - Series I Shares (units first credited 01-01-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.753	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	18.753	—	—	—	—	—	—	—	—
Venture No. of Units	—	68	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482	14.137
Value at End of Year	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482
Ven 22, 20 No. of Units	888,989	921,681	1,015,304	1,207,185	1,447,513	1,544,207	2,042,724	3,037,934	4,009,948	5,577,439
Ven 24 No. of Units	9,958	13,083	17,110	26,421	35,312	35,700	53,483	71,015	88,258	119,909

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.396	17.418	17.541	15.665	10.301	14.853	14.851	13.672	13.397	12.257
Value at End of Year	21.784	20.396	17.418	17.541	15.665	10.301	14.853	14.851	13.672	13.397
No. of Units	11,334	7,868	6,912	15,094	29,593	20,430	40,633	56,075	65,233	116,268
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.655	16.810	16.954	15.163	9.987	14.421	14.440	13.314	13.066	11.973
Value at End of Year	20.960	19.655	16.810	16.954	15.163	9.987	14.421	14.440	13.314	13.066
No. of Units	36,897	47,533	65,562	100,657	141,853	214,396	238,265	341,252	375,652	462,419
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482	14.137
Value at End of Year	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482
Ven 7, 8 No. of Units	162,603	161,522	214,289	221,806	270,547	254,873	319,461	449,902	579,810	756,293
Ven 9 No. of Units	40,543	44,182	43,254	44,598	51,154	62,696	95,533	141,083	199,413	269,177
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482	14.137
Value at End of Year	25.631	23.951	20.413	20.516	18.284	12.000	17.268	17.230	15.831	15.482
No. of Units	10,370	12,924	9,045	10,026	18,708	19,416	19,735	21,121	23,203	36,255
High Yield Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.511	15.753	12.763	14.103	9.242	13.300	13.273	12.500	—	—
Value at End of Year	19.828	18.511	15.753	12.763	14.103	9.242	13.300	13.273	—	—
Venture No. of Units	600,100	220,670	248,736	278,396	359,540	272,660	84,423	31,537	—	—
NY Venture No. of Units	46,457	11,084	10,988	14,668	26,307	12,646	7,447	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.636	—	—	—	—	—	—	—	—	—
Value at End of Year	13.556	—	—	—	—	—	—	—	—	—
Venture No. of Units	55,131	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	140	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.938	20.423	12.647	18.375	12.072	17.415	17.425	16.029	15.696	14.360
Value at End of Year	25.577	23.938	20.423	12.647	18.375	12.072	17.415	17.425	16.029	15.696
Ven 22, 20 No. of Units	441,354	499,512	514,390	591,425	647,438	641,754	725,885	957,806	1,012,355	1,166,184
Ven 24 No. of Units	101,351	100,491	111,852	106,178	109,410	112,390	133,595	143,870	163,667	164,206
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.434	20.033	12.554	18.097	11.913	17.220	17.264	15.913	15.613	14.313
Value at End of Year	24.989	23.434	20.033	12.554	18.097	11.913	17.220	17.264	15.913	15.613
No. of Units	17,565	20,684	22,102	22,848	24,206	23,002	78,176	87,218	76,759	84,070
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.084	15.444	12.600	13.923	9.156	13.222	13.243	12.500	—	—
Value at End of Year	19.303	18.084	15.444	12.600	13.923	9.156	13.222	13.243	—	—
No. of Units	17,504	11,428	12,891	9,928	13,474	13,934	12,492	1,413	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.266	—	—	—	—	—	—	—	—	—
Value at End of Year	19.526	—	—	—	—	—	—	—	—	—
No. of Units	1,784	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	23.063	19.746	12.485	17.891	11.795	17.075	17.144	15.826	15.551	14.278
Value at End of Year	24.556	23.063	19.746	12.485	17.891	11.795	17.075	17.144	15.826	15.551
No. of Units	77,320	104,591	115,167	154,905	228,501	241,484	218,347	337,634	356,539	386,544
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	18.266	15.576	12.670	14.000	9.193	13.255	13.256	12.500	—	—
Value at End of Year	19.526	18.266	15.576	12.670	14.000	9.193	13.255	13.256	—	—
Venture No. of Units	313,597	56,784	63,069	62,360	41,085	20,533	22,486	18,011	—	—
NY Venture No. of Units	22,891	10,707	10,838	5,984	4,980	3,144	5,538	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.634	—	—	—	—	—	—	—	—	—
Value at End of Year	13.527	—	—	—	—	—	—	—	—	—
Venture No. of Units	32,912	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,040	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	23.186	19.841	12.508	17.959	11.834	17.123	17.184	12.500	—	—
Value at End of Year	24.700	23.186	19.841	12.508	17.959	11.834	17.123	17.184	—	—
NY Venture No. of Units	23,903	3,666	10,074	10,315	9,951	9,052	9,230	111	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.559	—	—	—	—	—	—	—	—	—
Value at End of Year	25.135	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	656	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.938	20.423	12.647	18.375	12.072	17.415	17.425	16.029	—	—
Value at End of Year	25.577	23.938	20.423	12.647	18.375	12.072	17.415	17.425	—	—
Ven 9 No. of Units	391	402	414	426	438	449	462	474	—	—
No. of Units	—	—	—	26,596	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	12.500	—	—	—	—	—	—
Value at End of Year	—	—	—	12.647	—	—	—	—	—	—
No. of Units	—	—	—	432	—	—	—	—	—	—
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series I Shares (units first credited 08-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	27.866	27.950	26.084	25.138	23.684
Value at End of Year	—	—	—	—	—	19.199	27.866	27.950	26.084	25.138
Ven 22, 20 No. of Units	—	—	—	—	—	2,205,560	2,953,821	3,849,843	4,957,736	6,461,742
Ven 24 No. of Units	—	—	—	—	—	50,194	61,771	78,288	96,775	104,442
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	14.471	14.544	13.600	13.133	12.398
Value at End of Year	—	—	—	—	—	9.950	14.471	14.544	13.600	13.133
No. of Units	—	—	—	—	—	41,385	49,800	60,642	88,052	94,628
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	15.024	15.122	14.162	13.696	12.949
Value at End of Year	—	—	—	—	—	10.314	15.024	15.122	14.162	13.696
No. of Units	—	—	—	—	—	198,813	239,882	288,848	309,952	396,316
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	27.866	27.950	26.084	25.138	23.684
Value at End of Year	—	—	—	—	—	19.199	27.866	27.950	26.084	25.138
Ven 7, 8 No. of Units	—	—	—	—	—	2,511,414	3,044,167	3,594,256	4,335,775	5,218,459
Ven 9 No. of Units	—	—	—	—	—	291,774	362,806	432,831	531,460	652,614
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	27.866	27.950	26.084	25.138	23.684
Value at End of Year	—	—	—	—	—	19.199	27.866	27.950	26.084	25.138
No. of Units	—	—	—	—	—	959,746	1,145,970	1,313,479	1,602,821	1,833,533
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.967	12.999	12.500	—	—
Value at End of Year	—	—	—	—	—	8.943	12.967	12.999	—	—
Venture No. of Units	—	—	—	—	—	88,258	78,854	18,146	—	—
NY Venture No. of Units	—	—	—	—	—	3,728	5,070	1,384	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	15.769	15.849	14.824	14.318	13.518
Value at End of Year	—	—	—	—	—	10.849	15.769	15.849	14.824	14.318
Ven 22, 20 No. of Units	—	—	—	—	—	1,014,752	1,217,948	1,264,132	1,411,709	1,611,555
Ven 24 No. of Units	—	—	—	—	—	189,093	223,558	229,820	232,914	227,133
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	15.592	15.703	14.716	14.243	13.474
Value at End of Year	—	—	—	—	—	10.706	15.592	15.703	14.716	14.243
No. of Units	—	—	—	—	—	40,178	51,490	54,995	85,760	81,659
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.891	12.969	12.500	—	—
Value at End of Year	—	—	—	—	—	8.860	12.891	12.969	—	—
No. of Units	—	—	—	—	—	2,149	2,162	1,912	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	15.461	15.594	14.636	14.187	13.441
Value at End of Year	—	—	—	—	—	10.599	15.461	15.594	14.636	14.187
No. of Units	—	—	—	—	—	103,007	115,743	136,237	148,866	155,735
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.923	12.982	12.500	—	—
Value at End of Year	—	—	—	—	—	8.895	12.923	12.982	—	—
Venture No. of Units	—	—	—	—	—	33,141	30,736	14,667	—	—
NY Venture No. of Units	—	—	—	—	—	1,394	776	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.505	15.626	12.500	—	—
Value at End of Year	—	—	—	—	—	10.635	15.505	15.630	—	—
NY Venture No. of Units	—	—	—	—	—	1,142	1,143	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.849	14.824	14.318	—
Value at End of Year	—	—	—	—	—	—	15.769	15.849	14.824	—
Ven 9 No. of Units	—	—	—	—	—	—	489	489	489	—
International Core Trust (formerly International Stock Trust) - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198	11.579
Value at End of Year	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198
Ven 22, 20 No. of Units	739,110	818,925	930,721	1,118,433	1,296,521	1,437,600	1,900,598	2,613,058	2,993,535	3,604,794
Ven 24 No. of Units	21,248	25,729	36,019	38,181	49,936	57,359	53,028	81,620	90,025	87,592
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.796	11.302	12.700	11.777	10.087	16.700	15.232	12.404	10.870	9.556
Value at End of Year	15.740	12.796	11.302	12.700	11.777	10.087	16.700	15.232	12.404	10.870
No. of Units	16,652	16,975	17,702	18,883	20,974	23,904	26,764	30,817	27,531	28,242
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.239	9.942	11.189	10.391	8.913	14.779	13.500	11.010	9.663	8.508
Value at End of Year	13.804	11.239	9.942	11.189	10.391	8.913	14.779	13.500	11.010	9.663
No. of Units	20,795	30,755	44,069	56,192	65,749	84,528	92,642	97,328	105,693	104,062
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198	11.579
Value at End of Year	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198
Ven 7, 8 No. of Units	84,604	103,783	134,317	151,818	174,628	206,772	271,411	340,241	382,173	460,301
Ven 9 No. of Units	34,502	38,017	42,611	48,809	53,836	59,530	71,868	103,662	102,266	120,901
Ven 3 Contracts with no Optional Riders
Value at Start of Year	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198	11.579
Value at End of Year	19.458	15.786	13.916	15.606	14.443	12.345	20.398	18.567	15.090	13.198
No. of Units	9,467	11,858	13,681	16,347	16,661	19,835	22,384	24,400	31,628	33,039
International Core Trust (formerly International Stock Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	11.384	10.030	11.248	10.402	8.878	14.669	13.352	12.500	—	—
Value at End of Year	14.042	11.384	10.030	11.248	10.402	8.878	14.669	13.352	—	—
Venture No. of Units	72,945	57,382	71,057	72,934	77,841	133,674	126,951	54,840	—	—
NY Venture No. of Units	275	367	3,043	2,119	3,329	2,112	2,204	215	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.904	—	—	—	—	—	—	—	—	—
Value at End of Year	15.942	—	—	—	—	—	—	—	—	—
Venture No. of Units	9,324	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	53	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.678	14.731	16.561	15.354	13.137	21.761	19.858	16.159	14.162	12.451
Value at End of Year	20.522	16.678	14.731	16.561	15.354	13.137	21.761	19.858	16.159	14.162
Ven 22, 20 No. of Units	155,683	157,525	196,801	239,050	247,481	292,255	361,585	397,234	347,173	306,708
Ven 24 No. of Units	28,794	31,303	37,388	37,267	42,611	45,571	46,259	51,083	43,542	37,104
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.327	14.449	16.277	15.121	12.964	21.517	19.675	16.042	14.088	12.410
Value at End of Year	20.049	16.327	14.449	16.277	15.121	12.964	21.517	19.675	16.042	14.088
No. of Units	8,465	9,883	11,838	15,756	17,171	17,037	37,096	38,286	17,339	10,444

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.121	9.832	11.065	10.269	8.795	14.583	13.322	12.500	—	—
Value at End of Year	13.670	11.121	9.832	11.065	10.269	8.795	14.583	13.322	—	—
No. of Units	130	2,669	2,963	3,418	3,361	3,310	3,176	3,240	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.233	—	—	—	—	—	—	—	—	—
Value at End of Year	13.828	—	—	—	—	—	—	—	—	—
No. of Units	2,260	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.068	14.242	16.068	14.949	12.835	21.336	19.539	15.955	14.032	12.380
Value at End of Year	19.702	16.068	14.242	16.068	14.949	12.835	21.336	19.539	15.955	14.032
No. of Units	9,392	16,798	26,471	23,415	26,395	22,924	30,589	31,568	23,870	18,256
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.233	9.916	11.143	10.326	8.830	14.620	13.335	12.500	—	—
Value at End of Year	13.828	11.233	9.916	11.143	10.326	8.830	14.620	13.335	—	—
Venture No. of Units	37,498	48,588	79,790	76,190	89,310	90,272	42,182	8,742	—	—
NY Venture No. of Units	754	755	755	755	756	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.903	—	—	—	—	—	—	—	—	—
Value at End of Year	15.908	—	—	—	—	—	—	—	—	—
Venture No. of Units	3,389	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.154	14.311	16.137	15.006	12.878	21.396	19.584	12.500	—	—
Value at End of Year	19.817	16.154	14.311	16.137	15.006	12.878	21.396	19.584	—	—
NY Venture No. of Units	3,186	5,466	5,802	2,983	2,944	2,841	5,585	1,950	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.414	—	—	—	—	—	—	—	—	—
Value at End of Year	20.166	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,312	—	—	—	—	—	—	—	—	—
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series I Shares (units first credited 5-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	10.856	12.836	17.659	12.990	23.757	20.874	16.869	14.669	12.500
Value at End of Year	—	—	10.856	12.836	17.659	12.990	23.757	20.874	16.869	14.669
Ven 22, 20 No. of Units	—	—	735,170	895,676	410,779	471,855	608,303	1,105,267	825,452	712,758
Ven 24 No. of Units	—	—	12,713	18,366	6,540	7,454	8,131	12,070	7,361	21,750
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	16.079	19.051	17.460	12.870	23.584	20.764	16.813	14.650	12.500
Value at End of Year	—	—	16.079	19.051	17.460	12.870	23.584	20.764	16.813	14.650
No. of Units	—	—	6,115	7,420	1,763	3,060	4,398	8,661	12,560	13,186
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	15.895	18.861	17.312	12.780	23.454	20.681	16.771	14.635	12.500
Value at End of Year	—	—	15.895	18.861	17.312	12.780	23.454	20.681	16.771	14.635
No. of Units	—	—	37,002	44,091	33,482	42,389	50,431	32,451	31,610	24,373
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869	14.669	12.500
Value at End of Year	—	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869	14.669
Ven 7, 8 No. of Units	—	—	97,143	112,796	54,101	73,660	92,127	153,271	81,627	75,228
Ven 9 No. of Units	—	—	37,844	47,088	9,193	9,935	20,198	30,953	21,492	19,292
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869	14.669	12.500
Value at End of Year	—	—	16.328	19.306	17.659	12.990	23.757	20.874	16.869	14.669
No. of Units	—	—	14,324	14,644	1,876	2,155	1,849	2,427	2,537	696
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	11.604	13.716	12.500	—	—	—	—	—	—
Value at End of Year	—	—	11.604	13.716	—	—	—	—	—	—
Venture No. of Units	—	—	57,587	60,802	—	—	—	—	—	—
NY Venture No. of Units	—	—	4,256	5,208	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	16.075	19.049	17.447	12.869	23.578	20.764	16.810	14.646	12.500
Value at End of Year	—	—	16.075	19.049	17.447	12.869	23.578	20.764	16.810	14.646
Ven 22, 20 No. of Units	—	—	570,258	671,218	354,619	373,830	410,234	499,597	434,601	262,855
Ven 24 No. of Units	—	—	103,562	115,293	64,552	66,950	58,578	80,323	73,564	72,367
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	15.830	18.797	17.251	12.750	23.406	20.654	16.754	14.626	12.500
Value at End of Year	—	—	15.830	18.797	17.251	12.750	23.406	20.654	16.754	14.626
No. of Units	—	—	40,516	33,074	9,348	10,621	13,051	13,945	19,978	20,759
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	11.536	13.684	12.500	—	—	—	—	—	—
Value at End of Year	—	—	11.536	13.684	—	—	—	—	—	—
No. of Units	—	—	4,721	4,738	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	15.650	18.610	17.105	12.661	23.278	20.572	16.713	14.612	12.500
Value at End of Year	—	—	15.650	18.610	17.105	12.661	23.278	20.572	16.713	14.612
No. of Units	—	—	39,062	43,293	20,709	24,023	31,194	34,777	26,557	20,559
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	11.565	13.697	12.500	—	—	—	—	—	—
Value at End of Year	—	—	11.565	13.697	—	—	—	—	—	—
Venture No. of Units	—	—	21,216	54,288	—	—	—	—	—	—
NY Venture No. of Units	—	—	8,097	7,906	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	15.710	18.672	12.500	—	—	—	—	—	—
Value at End of Year	—	—	15.710	18.672	—	—	—	—	—	—
NY Venture No. of Units	—	—	1,409	1,401	—	—	—	—	—	—
International Equity Index Trust B - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.223	12.500	—	—	—	—	—	—	—	—
Value at End of Year	14.945	13.223	—	—	—	—	—	—	—	—
Venture No. of Units	37,587	49,218	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,123	4,002	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.904	—	—	—	—	—	—	—	—	—
Value at End of Year	14.605	—	—	—	—	—	—	—	—	—
Venture No. of Units	9,856	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	220	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.218	12.500	—	—	—	—	—	—	—	—
Value at End of Year	14.901	13.218	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	613,918	652,384	—	—	—	—	—	—	—	—
Ven 24 No. of Units	94,792	115,644	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	13.214	12.500	—	—	—	—	—	—	—	—
Value at End of Year	14.867	13.214	—	—	—	—	—	—	—	—
No. of Units	55,637	31,077	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.216	12.500	—	—	—	—	—	—	—	—
Value at End of Year	14.884	13.216	—	—	—	—	—	—	—	—
No. of Units	3,363	4,092	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.219	—	—	—	—	—	—	—	—	—
Value at End of Year	14.910	—	—	—	—	—	—	—	—	—
No. of Units	201	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.210	12.500	—	—	—	—	—	—	—	—
Value at End of Year	14.841	13.210	—	—	—	—	—	—	—	—
No. of Units	34,610	44,433	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.219	12.500	—	—	—	—	—	—	—	—
Value at End of Year	14.910	13.219	—	—	—	—	—	—	—	—
Venture No. of Units	11,852	14,938	—	—	—	—	—	—	—	—
NY Venture No. of Units	7,732	8,084	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.902	—	—	—	—	—	—	—	—	—
Value at End of Year	14.574	—	—	—	—	—	—	—	—	—
Venture No. of Units	3,712	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.212	12.500	—	—	—	—	—	—	—	—
Value at End of Year	14.849	13.212	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,162	1,919	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.215	—	—	—	—	—	—	—	—	—
Value at End of Year	14.875	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	743	—	—	—	—	—	—	—	—	—
International Growth Stock Trust - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.982	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.256	12.982	—	—	—	—	—	—	—	—
Venture No. of Units	109,035	152,164	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,033	4,448	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.722	—	—	—	—	—	—	—	—	—
Value at End of Year	14.972	—	—	—	—	—	—	—	—	—
Venture No. of Units	43,558	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	221	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.977	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.211	12.977	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	144,496	169,676	—	—	—	—	—	—	—	—
Ven 24 No. of Units	60,210	66,084	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.973	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.176	12.973	—	—	—	—	—	—	—	—
No. of Units	7,455	9,592	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.975	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.194	12.975	—	—	—	—	—	—	—	—
No. of Units	11,529	16,848	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.978	—	—	—	—	—	—	—	—	—
Value at End of Year	15.220	—	—	—	—	—	—	—	—	—
No. of Units	635	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.970	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.150	12.970	—	—	—	—	—	—	—	—
No. of Units	7,758	8,232	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.978	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.220	12.978	—	—	—	—	—	—	—	—
Venture No. of Units	57,087	66,367	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,380	5,899	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.721	—	—	—	—	—	—	—	—	—
Value at End of Year	14.940	—	—	—	—	—	—	—	—	—
Venture No. of Units	11,277	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	854	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.971	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.159	12.971	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,904	8,070	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.974	—	—	—	—	—	—	—	—	—
Value at End of Year	15.185	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,534	—	—	—	—	—	—	—	—	—
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-01-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	9.718	11.721	10.456	7.705	15.799	13.345	12.500	—	—
Value at End of Year	—	—	9.718	11.721	10.456	7.705	15.799	13.345	—	—
Venture No. of Units	—	—	232,829	245,661	257,921	227,806	185,283	85,722	—	—
NY Venture No. of Units	—	—	5,520	11,283	11,334	10,674	5,765	550	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	12.500	—
Value at End of Year	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	—
Ven 22, 20 No. of Units	—	—	463,137	556,946	678,607	778,211	1,046,579	715,353	225,062	—
Ven 24 No. of Units	—	—	66,386	85,110	97,167	66,520	88,037	61,858	26,672	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	13.324	16.142	14.465	10.708	22.056	18.714	15.347	12.500	—
Value at End of Year	—	—	13.324	16.142	14.465	10.708	22.056	18.714	15.347	—
No. of Units	—	—	15,297	18,559	16,708	18,581	23,716	15,596	8,548	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	9.527	11.531	10.323	7.634	15.707	13.314	12.500	—	—
Value at End of Year	—	—	9.527	11.531	10.323	7.634	15.707	13.314	—	—
No. of Units	—	—	20,213	19,899	27,463	22,310	16,584	674	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	13.192	16.006	14.364	10.649	21.968	18.667	15.331	12.500	—
Value at End of Year	—	—	13.192	16.006	14.364	10.649	21.968	18.667	15.331	—
No. of Units	—	—	18,779	18,720	25,622	27,201	38,196	27,573	745	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	9.609	11.612	10.380	7.664	15.747	13.327	12.500	—	—
Value at End of Year	—	—	9.609	11.612	10.380	7.664	15.747	13.327	—	—
Venture No. of Units	—	—	92,526	92,857	96,574	100,888	74,946	20,875	—	—
NY Venture No. of Units	—	—	7,147	7,115	6,095	2,489	1,886	1,220	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.236	16.051	14.398	10.669	21.997	18.683	12.500	—	—
Value at End of Year	—	—	13.236	16.051	14.398	10.669	21.997	18.683	—	—
NY Venture No. of Units	—	—	7,183	8,094	8,062	8,090	8,361	4,067	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	12.500	—
Value at End of Year	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	18,782	—
Ven 9 No. of Units	—	—	20,000	25,086	29,108	29,683	40,747	21,421	2,524	—
No. of Units	—	—	66,140	79,975	90,011	115,258	149,466	77,447	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	12.500	—
Value at End of Year	—	—	13.503	16.326	14.601	10.787	22.173	18.776	15.367	—
No. of Units	—	—	3,251	3,334	4,323	5,479	6,285	4,574	465	—
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series I Shares (units first credited 03-04-1996)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	28.477	26.223	20.819	19.174	16.062
Value at End of Year	—	—	—	—	—	13.202	28.477	26.223	20.819	19.174
Ven 22, 20 No. of Units	—	—	—	—	—	1,497,843	2,136,007	2,858,335	3,212,329	3,854,614
Ven 24 No. of Units	—	—	—	—	—	49,100	57,621	81,042	91,399	108,039
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	19.106	17.630	14.025	12.942	10.863
Value at End of Year	—	—	—	—	—	8.840	19.106	17.630	14.025	12.942
No. of Units	—	—	—	—	—	2,943	6,938	7,759	15,170	14,126

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	14.790	13.668	10.889	10.064	8.460
Value at End of Year	—	—	—	—	—	6.833	14.790	13.668	10.889	10.064
No. of Units	—	—	—	—	—	93,453	104,717	111,456	70,975	78,817
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	28.477	26.223	20.819	19.174	16.062
Value at End of Year	—	—	—	—	—	13.202	28.477	26.223	20.819	19.174
Ven 7, 8 No. of Units	—	—	—	—	—	327,609	436,893	516,998	592,177	720,523
Ven 9 No. of Units	—	—	—	—	—	107,439	133,966	159,245	183,867	250,280
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	28.477	26.223	20.819	19.174	16.062
Value at End of Year	—	—	—	—	—	13.202	28.477	26.223	20.819	19.174
No. of Units	—	—	—	—	—	38,337	45,577	49,338	50,069	50,847
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.788	13.613	12.500	—	—
Value at End of Year	—	—	—	—	—	6.855	14.788	13.613	—	—
Venture No. of Units	—	—	—	—	—	159,852	159,794	43,409	—	—
NY Venture No. of Units	—	—	—	—	—	15,214	13,986	5,907	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	26.556	24.507	19.483	17.982	15.087
Value at End of Year	—	—	—	—	—	12.279	26.556	24.507	19.483	17.982
Ven 22, 20 No. of Units	—	—	—	—	—	428,668	580,920	542,985	497,180	402,232
Ven 24 No. of Units	—	—	—	—	—	80,472	91,104	98,226	84,945	81,455
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	26.258	24.281	19.342	17.887	15.038
Value at End of Year	—	—	—	—	—	12.117	26.258	24.281	19.342	17.887
No. of Units	—	—	—	—	—	19,284	34,389	34,730	29,986	26,711
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.702	13.581	12.500	—	—
Value at End of Year	—	—	—	—	—	6.791	14.702	13.581	—	—
No. of Units	—	—	—	—	—	18,373	23,398	5,175	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	26.037	24.113	19.237	17.817	15.001
Value at End of Year	—	—	—	—	—	11.996	26.037	24.113	19.237	17.817
No. of Units	—	—	—	—	—	42,613	79,070	74,766	64,292	56,129
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	14.739	13.594	12.500	—	—
Value at End of Year	—	—	—	—	—	6.818	14.739	13.594	—	—
Venture No. of Units	—	—	—	—	—	77,730	64,818	15,028	—	—
NY Venture No. of Units	—	—	—	—	—	772	791	431	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	26.111	24.169	12.500	—	—
Value at End of Year	—	—	—	—	—	12.036	26.111	24.169	—	—
NY Venture No. of Units	—	—	—	—	—	629	5,537	720	—	—
International Small Company Trust - Series I Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.407	12.259	14.840	12.265	12.500	—	—	—	—	—
Value at End of Year	17.949	14.407	12.259	14.840	12.265	—	—	—	—	—
Ven 22, 20 No. of Units	1,030,917	1,195,240	1,376,046	928,085	2,103,650	—	—	—	—	—
Ven 24 No. of Units	37,235	35,806	42,035	57,635	73,651	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.317	12.207	14.807	12.261	12.500	—	—	—	—	—
Value at End of Year	17.801	14.317	12.207	14.807	12.261	—	—	—	—	—
No. of Units	2,392	673	735	1,962	2,613	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.250	12.168	14.781	12.259	12.500	—	—	—	—	—
Value at End of Year	17.691	14.250	12.168	14.781	12.259	—	—	—	—	—
No. of Units	10,217	11,913	12,479	17,077	47,105	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	14.407	12.259	14.840	12.265	12.500	—	—	—	—	—
Value at End of Year	17.949	14.407	12.259	14.840	12.265	—	—	—	—	—
Ven 7, 8 No. of Units	221,495	246,881	290,625	389,816	457,219	—	—	—	—	—
Ven 9 No. of Units	78,041	79,919	97,396	122,090	142,537	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	14.407	12.259	14.840	12.265	12.500	—	—	—	—	—
Value at End of Year	17.949	14.407	12.259	14.840	12.265	—	—	—	—	—
No. of Units	33,485	38,950	47,240	48,410	64,178	—	—	—	—	—
International Small Company Trust - Series II Shares (units first credited 11-16-2009)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.434	12.271	14.852	12.269	12.500	—	—	—	—	—
Value at End of Year	17.982	14.434	12.271	14.852	12.269	—	—	—	—	—
Venture 2006 No. of Units	86,794	106,985	115,912	131,970	136,230	—	—	—	—	—
Venture 2006 No. of Units	9,016	9,914	12,495	18,485	19,060	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.964	—	—	—	—	—	—	—	—	—
Value at End of Year	16.175	—	—	—	—	—	—	—	—	—
Venture No. of Units	22,180	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	31	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	14.322	12.206	14.810	12.265	12.500	—	—	—	—	—
Value at End of Year	17.797	14.322	12.206	14.810	12.265	—	—	—	—	—
Ven 22, 20 No. of Units	395,439	404,188	483,442	554,003	544,649	—	—	—	—	—
Ven 24 No. of Units	94,165	105,596	114,368	131,209	151,836	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.232	12.154	14.777	12.261	12.500	—	—	—	—	—
Value at End of Year	17.651	14.232	12.154	14.777	12.261	—	—	—	—	—
No. of Units	16,753	14,348	19,452	25,261	27,769	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.277	12.180	14.793	12.263	12.500	—	—	—	—	—
Value at End of Year	17.724	14.277	12.180	14.793	12.263	—	—	—	—	—
No. of Units	8,298	9,827	12,255	15,045	16,113	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.344	—	—	—	—	—	—	—	—	—
Value at End of Year	17.834	—	—	—	—	—	—	—	—	—
No. of Units	918	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.165	12.115	14.752	12.259	12.500	—	—	—	—	—
Value at End of Year	17.542	14.165	12.115	14.752	12.259	—	—	—	—	—
No. of Units	22,447	55,843	68,021	82,101	89,878	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.344	12.219	14.818	12.266	12.500	—	—	—	—	—
Value at End of Year	17.834	14.344	12.219	14.818	12.266	—	—	—	—	—
Venture 2006 No. of Units	42,372	55,663	71,499	71,157	76,250	—	—	—	—	—
Venture 2006 No. of Units	795	1,170	1,196	1,125	1,005	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.962	—	—	—	—	—	—	—	—	—
Value at End of Year	16.140	—	—	—	—	—	—	—	—	—
Venture No. of Units	7,283	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	403	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.188	12.128	14.760	12.260	12.500	—	—	—	—	—
Value at End of Year	17.578	14.188	12.128	14.760	12.260	—	—	—	—	—
Venture 2006 No. of Units	1,943	2,909	3,363	1,998	2,571	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.255	—	—	—	—	—	—	—	—	—
Value at End of Year	17.687	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	889	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
International Value Trust - Series I Shares (units first credited 05-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	15.585	13.239	15.406	14.468	10.806	21.974	17.700	15.922	14.606	12.187
Value at End of Year	22.286	15.585	13.239	15.406	14.468	10.806	21.974	17.700	15.922	14.606
Ven 22, 20 No. of Units	2,139,953	2,473,384	2,915,359	3,469,348	3,946,113	4,906,325	6,793,308	9,460,500	11,443,905	6,019,390
Ven 24 No. of Units	61,608	69,461	82,705	103,306	108,349	128,835	173,479	253,166	277,116	152,159
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.517	15.762	18.378	17.293	12.943	22.940	21.284	16.689	15.340	12.825
Value at End of Year	22.988	18.517	15.762	18.378	17.293	12.943	22.940	21.284	16.689	15.340
No. of Units	13,418	14,941	16,844	24,696	27,104	33,165	43,824	51,475	52,740	39,528
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.186	14.652	17.109	16.123	12.085	21.452	19.934	15.653	14.410	12.066
Value at End of Year	21.305	17.186	14.652	17.109	16.123	12.085	21.452	19.934	15.653	14.410
No. of Units	62,184	73,552	79,074	98,522	146,613	199,797	233,542	248,095	249,794	179,529
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922	14.606	12.187
Value at End of Year	22.286	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922	14.606
Ven 7, 8 No. of Units	468,968	534,355	628,728	721,606	799,842	1,016,555	1,312,662	1,649,747	1,942,571	818,877
Ven 9 No. of Units	147,898	159,409	180,182	217,338	240,359	291,799	365,047	433,872	502,090	90,708
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922	14.606	12.187
Value at End of Year	22.286	17.915	15.219	17.710	16.632	12.422	21.974	20.347	15.922	14.606
No. of Units	37,515	43,734	50,329	59,298	69,152	110,968	101,488	128,372	128,242	65,351
International Value Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.487	10.609	12.333	11.577	8.637	15.278	14.133	12.500	—	—
Value at End of Year	15.541	12.487	10.609	12.333	11.577	8.637	15.278	14.133	—	—
Venture No. of Units	197,384	241,832	286,300	310,213	303,970	275,988	233,718	90,118	—	—
NY Venture No. of Units	10,157	14,746	21,755	19,347	18,932	24,190	28,395	11,494	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.971	—	—	—	—	—	—	—	—	—
Value at End of Year	16.168	—	—	—	—	—	—	—	—	—
Venture No. of Units	39,498	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,421	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.159	17.170	20.011	18.831	14.084	24.976	23.162	18.169	16.703	13.956
Value at End of Year	25.026	20.159	17.170	20.011	18.831	14.084	24.976	23.162	18.169	16.703
Ven 22, 20 No. of Units	837,176	985,770	1,165,501	1,324,945	1,496,105	1,725,062	1,943,475	2,167,099	2,256,168	1,700,324
Ven 24 No. of Units	140,218	183,990	219,005	257,472	305,445	349,560	400,334	409,176	405,505	307,005
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.734	16.842	19.668	18.545	13.898	24.696	22.949	18.038	16.615	13.910
Value at End of Year	24.450	19.734	16.842	19.668	18.545	13.898	24.696	22.949	18.038	16.615
No. of Units	50,040	55,244	59,426	62,784	70,376	83,953	86,866	85,508	95,980	82,027
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.199	10.400	12.133	11.429	8.557	15.189	14.100	12.500	—	—
Value at End of Year	15.129	12.199	10.400	12.133	11.429	8.557	15.189	14.100	—	—
No. of Units	6,420	14,692	13,958	16,754	21,898	17,965	16,482	10,629	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.321	—	—	—	—	—	—	—	—	—
Value at End of Year	15.304	—	—	—	—	—	—	—	—	—
No. of Units	6,869	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.422	16.600	19.415	18.333	13.760	24.488	22.790	17.940	16.549	13.876
Value at End of Year	24.027	19.422	16.600	19.415	18.333	13.760	24.488	22.790	17.940	16.549
No. of Units	76,395	96,652	111,312	135,565	148,742	175,757	218,756	238,496	224,574	165,748
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.321	10.489	12.219	11.492	8.591	15.227	14.115	12.500	—	—
Value at End of Year	15.304	12.321	10.489	12.219	11.492	8.591	15.227	14.115	—	—
Venture No. of Units	158,266	175,518	202,529	209,090	211,435	196,864	139,267	50,840	—	—
NY Venture No. of Units	8,731	11,431	11,392	10,997	10,974	8,857	6,644	2,094	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.970	—	—	—	—	—	—	—	—	—
Value at End of Year	16.133	—	—	—	—	—	—	—	—	—
Venture No. of Units	22,446	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	396	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.525	16.680	19.499	18.404	13.806	24.557	22.843	12.500	—	—
Value at End of Year	24.167	19.525	16.680	19.499	18.404	13.806	24.557	22.843	—	—
NY Venture No. of Units	1,291	1,438	1,474	1,414	5,332	5,651	6,226	126	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.840	—	—	—	—	—	—	—	—	—
Value at End of Year	24.593	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	110	—	—	—	—	—	—	—	—	—
Investment Quality Bond Trust - Series I Shares (units first credited 11-02-1992)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776	24.941
Value at End of Year	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776
Ven 22, 20 No. of Units	611,993	727,648	862,501	973,795	1,121,075	1,337,847	1,786,176	2,114,929	2,785,575	3,452,167
Ven 24 No. of Units	19,270	24,403	28,645	35,088	40,836	44,237	57,008	79,663	89,022	117,518
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.103	19.933	18.741	17.722	16.014	16.550	15.836	15.536	15.437	14.966
Value at End of Year	20.369	21.103	19.933	18.741	17.722	16.014	16.550	15.836	15.536	15.437
No. of Units	9,376	10,074	14,147	16,196	14,894	11,522	16,691	15,774	26,357	41,819
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.819	20.641	19.435	18.406	16.658	17.241	16.521	16.233	16.154	15.685
Value at End of Year	21.029	21.819	20.641	19.435	18.406	16.658	17.241	16.521	16.233	16.154
No. of Units	53,648	62,070	78,035	110,753	141,189	188,013	240,726	285,181	321,428	370,957
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776	24.941
Value at End of Year	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776
Ven 7, 8 No. of Units	229,884	278,886	331,296	381,690	453,161	541,835	638,311	796,154	957,925	1,156,201
Ven 9 No. of Units	64,351	69,856	78,698	91,340	97,130	105,670	133,556	153,274	212,135	281,891
Ven 3 Contracts with no Optional Riders
Value at Start of Year	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776	24.941
Value at End of Year	34.630	35.806	33.753	31.671	29.890	26.955	27.802	26.548	25.994	25.776
No. of Units	43,601	52,077	55,363	59,794	73,775	90,857	105,657	114,695	131,695	149,223
Ven 1 Contracts with no Optional Riders
Value at Start of Year	42.060	39.606	37.123	34.997	31.527	32.482	30.983	30.304	30.017	29.013
Value at End of Year	40.724	42.060	39.606	37.123	34.997	31.527	32.482	30.983	30.304	30.017
No. of Units	400	400	401	402	403	404	461	572	573	1,301
Investment Quality Bond Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.602	16.598	15.566	14.675	13.231	13.633	13.020	12.500	—	—
Value at End of Year	17.047	17.602	16.598	15.566	14.675	13.231	13.633	13.020	—	—
Venture No. of Units	383,153	729,431	734,144	801,025	813,273	721,090	1,085,665	617,566	—	—
NY Venture No. of Units	36,134	56,907	63,065	71,289	69,574	61,744	84,008	38,310	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.451	—	—	—	—	—	—	—	—	—
Value at End of Year	12.077	—	—	—	—	—	—	—	—	—
Venture No. of Units	430,851	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	36,082	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.901	18.813	17.688	16.717	15.110	15.607	14.944	14.661	14.572	14.122
Value at End of Year	19.225	19.901	18.813	17.688	16.717	15.110	15.607	14.944	14.661	14.572
Ven 22, 20 No. of Units	580,897	719,069	826,227	989,848	1,078,088	1,007,095	1,368,134	1,534,794	1,084,887	576,334
Ven 24 No. of Units	225,750	265,383	274,900	318,617	328,347	317,066	427,661	434,318	265,303	133,222
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.482	18.454	17.385	16.464	14.910	15.432	14.806	14.555	14.495	14.075
Value at End of Year	18.783	19.482	18.454	17.385	16.464	14.910	15.432	14.806	14.555	14.495
No. of Units	21,502	29,010	30,389	32,491	48,137	46,635	59,114	65,616	70,620	45,212

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.196	16.272	15.314	14.488	13.108	13.553	12.990	12.500	—	—
Value at End of Year	16.595	17.196	16.272	15.314	14.488	13.108	13.553	12.990	—	—
No. of Units	32,317	44,845	43,361	46,691	47,465	49,266	60,509	22,535	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.369	—	—	—	—	—	—	—	—	—
Value at End of Year	16.787	—	—	—	—	—	—	—	—	—
No. of Units	16,983	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.174	18.189	17.161	16.276	14.762	15.302	14.703	14.476	14.438	14.041
Value at End of Year	18.458	19.174	18.189	17.161	16.276	14.762	15.302	14.703	14.476	14.438
No. of Units	137,038	156,416	176,664	200,685	219,090	231,373	295,179	325,099	310,169	233,080
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	17.369	16.411	15.422	14.568	13.161	13.587	13.003	12.500	—	—
Value at End of Year	16.787	17.369	16.411	15.422	14.568	13.161	13.587	13.003	—	—
Venture No. of Units	117,455	210,684	182,861	188,181	100,986	144,165	212,072	123,066	—	—
NY Venture No. of Units	10,129	31,105	33,210	40,704	40,059	42,408	78,352	43,220	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.449	—	—	—	—	—	—	—	—	—
Value at End of Year	12.051	—	—	—	—	—	—	—	—	—
Venture No. of Units	80,095	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	35,377	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.276	18.277	17.235	16.338	14.811	15.345	14.737	12.500	—	—
Value at End of Year	18.566	19.276	18.277	17.235	16.338	14.811	15.345	14.737	—	—
NY Venture No. of Units	4,580	10,903	11,021	13,319	12,283	11,006	12,648	8,702	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.586	—	—	—	—	—	—	—	—	—
Value at End of Year	18.893	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	7,678	—	—	—	—	—	—	—	—	—
Large Cap Growth Trust (merged into Capital Appreciation Trust eff 04-28-2006) - Series I Shares (units first credited 8-03-1989)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.205	18.344
Value at End of Year	—	—	—	—	—	—	—	—	18.985	19.205
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	5,602,668	6,725,916
Ven 24 No. of Units	—	—	—	—	—	—	—	—	212,418	246,444
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	9.714	9.297
Value at End of Year	—	—	—	—	—	—	—	—	9.583	9.714
No. of Units	—	—	—	—	—	—	—	—	79,770	91,939
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	8.595	8.238
Value at End of Year	—	—	—	—	—	—	—	—	8.467	8.595
No. of Units	—	—	—	—	—	—	—	—	593,756	701,323
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	19.205	18.344
Value at End of Year	—	—	—	—	—	—	—	—	18.985	19.205
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	1,642,127	2,047,410
Ven 9 No. of Units	—	—	—	—	—	—	—	—	311,513	379,886
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	19.205	18.344
Value at End of Year	—	—	—	—	—	—	—	—	18.985	19.205
No. of Units	—	—	—	—	—	—	—	—	571,352	629,764
Large Cap Growth Trust (merged into Capital Appreciation Trust eff 04-28-2006) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.055	12.490
Value at End of Year	—	—	—	—	—	—	—	—	12.871	13.055
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	1,184,972	1,276,080
Ven 24 No. of Units	—	—	—	—	—	—	—	—	322,512	315,848

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	12.986	12.449
Value at End of Year	—	—	—	—	—	—	—	—	12.778	12.986
No. of Units	—	—	—	—	—	—	—	—	103,359	110,669
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	12.935	12.419
Value at End of Year	—	—	—	—	—	—	—	—	12.708	12.935
No. of Units	—	—	—	—	—	—	—	—	214,438	236,349
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	13.055	—
Value at End of Year	—	—	—	—	—	—	—	—	12.871	—
Ven 9 No. of Units	—	—	—	—	—	—	—	—	543	—
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series I Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	12.937	26.085	23.256	18.024	30.224	24.552	21.508	—	—
Value at End of Year	—	—	12.937	26.085	23.256	18.024	30.224	24.552	—	—
Ven 22, 20 No. of Units	—	—	3,568,833	11	3	3	3	—	—	—
Ven 24 No. of Units	—	—	61,533	—	—	—	—	216	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	12.766	13.244	—	—	—	—	—	—	—
Value at End of Year	—	—	12.766	—	—	—	—	—	—	—
No. of Units	—	—	16,995	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	12.639	13.132	—	—	—	—	—	—	—
Value at End of Year	—	—	12.639	—	—	—	—	—	—	—
No. of Units	—	—	67,105	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	12.937	26.085	23.256	18.024	30.224	12.500	—	—	—
Value at End of Year	—	—	12.937	26.085	23.256	18.024	30.224	—	—	—
Ven 7, 8 No. of Units		—	2,814,693	—	527	527	527	—	—	—
Ven 9 No. of Units	—	—	600,173	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	12.937	26.085	23.256	18.024	30.224	12.500	—	—	—
Value at End of Year	—	—	12.937	26.085	23.256	18.024	30.224	—	—	—
No. of Units	—	—	270,852	—	—	—	—	—	—	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	42.060	43.502	—	—	—	—	—	—	—
Value at End of Year	—	—	42.060	—	—	—	—	—	—	—
No. of Units	—	—	4,261	—	—	—	—	—	—	—
Large Cap Trust (merged into U.S. Equity Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794	12.500	—
Value at End of Year	—	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794	—
Ven 22, 20 No. of Units	—	—	170,487	4,342,558	4,954,936	5,856,563	7,360,700	28,452	17,162	—
Ven 24 No. of Units	—	—	59,425	129,936	142,335	159,412	195,851	6,055	3,557	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	12.643	13.145	11.763	9.156	15.424	15.477	13.776	12.500	—
Value at End of Year	—	—	12.643	13.145	11.763	9.156	15.424	15.477	13.776	—
No. of Units	—	—	3,774	30,762	37,050	55,645	78,245	1,606	288	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	12.517	13.033	11.681	9.106	15.362	15.439	13.762	12.500	—
Value at End of Year	—	—	12.517	13.033	11.681	9.106	15.362	15.439	13.762	—
No. of Units	—	—	14,218	92,047	105,560	130,675	158,670	620	1,122	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794	12.500	—
Value at End of Year	—	—	12.812	13.295	11.874	9.224	15.506	15.529	13.794	—
Ven 9 No. of Units	—	—	375	700,960	760,538	891,743	1,081,784	2,806	2,476	—
No. of Units	—	—	2,813	3,314,385	3,800,120	4,395,256	5,299,906	10,748	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	11.942	9.256	15.521	15.529	12.500	—	—
Value at End of Year	—	—	—	13.395	11.942	9.256	15.521	15.529	—	—
No. of Units	—	—	—	300,894	358,980	423,122	485,477	139	—	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	—	38.742	29.994	50.240	12.500	—	—	—
Value at End of Year	—	—	—	43.502	38.742	29.994	50.240	—	—	—
No. of Units	—	—	—	4,264	4,267	4,274	4,457	—	—	—
Large Cap Value Trust (merged into Equity-Income Trust eff 05-02-2011) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	17.315	8.039	25.221	24.552	21.508	18.923	15.790
Value at End of Year	—	—	—	18.732	17.315	8.039	25.221	24.552	21.508	18.923
Ven 22, 20 No. of Units	—	—	—	—	824,602	989,625	1,377,476	1,870,331	1,512,222	679,722
Ven 24 No. of Units	—	—	—	136,477	153,357	167,388	163,999	191,673	77,550	45,745
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	17.086	15.732	24.987	24.373	21.395	18.860	15.769
Value at End of Year	—	—	—	18.447	17.086	15.732	24.987	24.373	21.395	18.860
No. of Units	—	—	—	75,450	89,823	89,612	90,650	92,517	60,017	16,459
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	16.916	15.599	24.813	24.240	21.309	18.813	15.754
Value at End of Year	—	—	—	18.236	16.916	15.599	24.813	24.240	21.309	18.813
No. of Units	—	—	—	91,085	107,698	119,497	135,983	160,087	70,417	42,355
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.425	15.972	25.273	24.556	21.508	18.923	15.790
Value at End of Year	—	—	—	18.887	17.425	15.972	25.273	24.556	21.508	18.923
Ven 9 No. of Units	—	—	—	11,090	11,935	17,563	23,086	28,204	25,315	15,322
No. of Units	—	—	—	80,786	64,176	91,415	110,571	156,386	148,352	61,434
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	17.425	15.972	25.273	24.556	21.508	18.923	15.790
Value at End of Year	—	—	—	18.887	17.425	15.972	25.273	24.556	21.508	18.923
No. of Units	—	—	—	8,632	8,701	11,107	15,126	21,795	13,006	12,649
Lifestyle Aggressive PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.787	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,199	—	—	—	—	—	—	—	—	—
Lifestyle Aggressive Trust (formerly Lifestyle Aggressive 1000 Trust) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146	13.235
Value at End of Year	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146
Ven 22, 20 No. of Units	2,505,317	2,353,081	3,193,612	3,592,435	3,664,387	3,859,365	5,083,833	6,539,711	6,208,180	5,847,817
Ven 24 No. of Units	17,263	18,340	21,176	24,877	29,200	34,660	46,002	51,225	58,580	76,348
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.943	13.022	14.152	12.349	9.252	16.208	15.173	13.353	12.263	10.737
Value at End of Year	18.635	14.943	13.022	14.152	12.349	9.252	16.208	15.173	13.353	12.263
No. of Units	7,056	7,977	11,758	11,766	15,760	15,886	58,640	67,084	61,773	60,393
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	14.282	12.465	13.567	11.856	8.896	15.608	14.634	12.897	11.862	10.402
Value at End of Year	17.784	14.282	12.465	13.567	11.856	8.896	15.608	14.634	12.897	11.862
No. of Units	46,097	55,180	70,826	74,535	101,992	115,399	131,410	148,293	197,980	198,807
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146	13.235
Value at End of Year	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146
Ven 7, 8 No. of Units	83,108	91,610	128,345	158,027	213,331	252,605	314,795	331,050	442,106	435,328
Ven 9 No. of Units	47,929	50,716	51,807	55,172	78,703	84,659	84,643	101,498	104,003	145,634
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146	13.235
Value at End of Year	23.434	18.754	16.310	17.690	15.406	11.519	20.139	18.815	16.525	15.146
No. of Units	30,878	33,427	33,685	39,146	41,327	72,132	71,909	70,558	69,074	97,161

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Lifestyle Aggressive Trust (formerly Lifestyle Aggressive 1000 Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.067	11.354	12.312	10.725	8.009	14.005	13.069	12.500	—	—
Value at End of Year	16.333	13.067	11.354	12.312	10.725	8.009	14.005	13.069	—	—
Venture No. of Units	595,553	821,043	924,911	975,575	1,070,837	944,218	947,159	200,511	—	—
NY Venture No. of Units	63,733	79,083	79,890	93,896	95,953	92,465	55,918	15,688	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.772	—	—	—	—	—	—	—	—	—
Value at End of Year	15.988	—	—	—	—	—	—	—	—	—
Venture No. of Units	134,157	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	9,934	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.603	16.204	17.615	15.383	11.516	20.189	18.887	16.627	15.262	13.336
Value at End of Year	23.194	18.603	16.204	17.615	15.383	11.516	20.189	18.887	16.627	15.262
Ven 22, 20 No. of Units	1,903,782	2,340,196	2,604,540	2,943,610	3,163,922	3,345,931	3,686,542	4,110,618	4,021,218	3,831,855
Ven 24 No. of Units	803,123	972,670	1,076,846	1,185,123	1,385,226	1,299,115	1,349,926	1,511,892	1,639,027	1,526,685
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.211	15.894	17.314	15.150	11.364	19.962	18.713	16.506	15.182	13.293
Value at End of Year	22.660	18.211	15.894	17.314	15.150	11.364	19.962	18.713	16.506	15.182
No. of Units	203,361	181,301	184,803	213,118	261,146	224,833	308,732	360,601	338,905	318,761
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.766	11.130	12.112	10.588	7.934	13.923	13.039	12.500	—	—
Value at End of Year	15.900	12.766	11.130	12.112	10.588	7.934	13.923	13.039	—	—
No. of Units	3,325	18,615	18,625	23,894	27,688	28,169	33,983	5,595	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.923	15.666	17.091	14.977	11.251	19.794	18.583	16.417	15.122	13.260
Value at End of Year	22.268	17.923	15.666	17.091	14.977	11.251	19.794	18.583	16.417	15.122
No. of Units	33,812	40,389	53,198	92,647	98,751	118,375	133,518	120,648	120,610	82,224
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.894	11.226	12.197	10.646	7.966	13.958	13.052	12.500	—	—
Value at End of Year	16.084	12.894	11.226	12.197	10.646	7.966	13.958	13.052	—	—
Venture No. of Units	266,066	290,233	297,182	321,075	369,304	410,073	249,571	85,590	—	—
NY Venture No. of Units	1,401	1,401	12,099	36,705	37,793	34,749	21,684	13,287	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.770	—	—	—	—	—	—	—	—	—
Value at End of Year	15.954	—	—	—	—	—	—	—	—	—
Venture No. of Units	7,345	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.018	15.742	17.165	15.034	11.289	19.850	18.626	12.500	—	—
Value at End of Year	22.398	18.018	15.742	17.165	15.034	11.289	19.850	18.626	—	—
NY Venture No. of Units	4,349	4,432	4,432	4,433	4,433	4,350	8,165	464	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.308	—	—	—	—	—	—	—	—	—
Value at End of Year	22.792	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	81	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	12.500	—	—
Value at End of Year	—	—	—	—	—	—	—	18.887	—	—
No. of Units	—	—	—	—	—	—	—	71	—	—
Lifestyle Balanced PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.637	—	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	5,343	—	—	—	—	—	—	—	—	—
Lifestyle Balanced PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.685	—	—	—	—	—	—	—	—	—
Value at End of Year	14.851	—	—	—	—	—	—	—	—	—
Venture No. of Units	366,967	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.643	—	—	—	—	—	—	—	—	—
Venture No. of Units	146,671	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.639	—	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	87,756	—	—	—	—	—	—	—	—	—
Ven 24 No. of Units	232	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.640	—	—	—	—	—	—	—	—	—
Venture No. of Units	280,053	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.641	—	—	—	—	—	—	—	—	—
Venture No. of Units	34,576	—	—	—	—	—	—	—	—	—
Lifestyle Balanced Trust (formerly Lifestyle Balanced 640 Trust) - Series I Shares (units first credited 01-07-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.928	13.499	13.570	12.284	9.504	13.994	13.294	12.500	—	—
Value at End of Year	16.643	14.928	13.499	13.570	12.284	9.504	13.994	13.294	—	—
Venture No. of Units	2,391	2,393	2,395	2,397	2,400	2,403	2,405	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750	16.754
Value at End of Year	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750
Ven 22, 20 No. of Units	6,077,744	6,827,071	7,999,801	9,146,042	8,996,562	12,211,851	16,511,907	18,920,230	18,895,706	17,002,951
Ven 24 No. of Units	184,956	207,774	230,315	257,914	324,675	324,324	399,663	530,468	554,914	523,625
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.733	16.109	16.267	14.792	11.495	17.003	16.229	14.627	13.905	12.450
Value at End of Year	19.683	17.733	16.109	16.267	14.792	11.495	17.003	16.229	14.627	13.905
No. of Units	158,336	200,213	225,950	260,321	332,402	421,325	413,398	417,541	415,147	414,119
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.511	15.932	16.112	14.673	11.420	16.917	16.171	14.597	13.897	12.462
Value at End of Year	19.407	17.511	15.932	16.112	14.673	11.420	16.917	16.171	14.597	13.897
No. of Units	548,429	627,545	520,768	602,540	835,171	989,771	1,398,072	1,576,696	1,725,545	1,782,311
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750	16.754
Value at End of Year	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750
Ven 7, 8 No. of Units	796,241	940,760	1,099,514	1,200,744	1,388,477	1,573,366	1,912,280	2,003,185	1,776,372	1,431,606
Ven 9 No. of Units	248,812	279,119	327,148	374,677	440,846	466,314	559,535	760,335	909,245	1,057,519
Ven 3 Contracts with no Optional Riders
Value at Start of Year	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750	16.754
Value at End of Year	27.023	24.298	22.028	22.200	20.146	15.625	23.065	21.970	19.763	18.750
No. of Units	80,993	101,014	112,391	122,115	134,955	116,867	101,522	101,377	77,229	34,129
Lifestyle Balanced Trust (formerly Lifestyle Balanced 640 Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.730	13.340	13.437	12.192	9.452	13.949	13.279	12.500	—	—
Value at End of Year	16.388	14.730	13.340	13.437	12.192	9.452	13.949	13.279	—	—
Venture No. of Units	115,170,253	137,811,673	142,821,763	142,570,412	129,428,869	84,436,668	50,537,617	18,261,108	—	—
NY Venture No. of Units	9,148,394	11,098,550	11,432,803	11,376,960	10,279,016	7,407,202	4,545,842	1,465,042	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.610	—	—	—	—	—	—	—	—	—
Value at End of Year	14.050	—	—	—	—	—	—	—	—	—
Venture No. of Units	15,624,596	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,461,616	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.822	17.997	18.174	16.531	12.848	19.007	18.140	16.351	15.524	13.882
Value at End of Year	21.998	19.822	17.997	18.174	16.531	12.848	19.007	18.140	16.351	15.524
Ven 22, 20 No. of Units	29,272,860	35,247,752	41,573,893	46,822,948	50,075,984	51,151,683	57,803,647	59,035,877	47,067,798	21,274,356
Ven 24 No. of Units	5,017,624	6,047,571	6,622,747	7,186,213	7,613,948	8,112,804	8,827,687	9,095,173	6,789,022	3,138,217

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.405	17.653	17.862	16.280	12.679	18.794	17.973	16.232	15.442	13.837
Value at End of Year	21.492	19.405	17.653	17.862	16.280	12.679	18.794	17.973	16.232	15.442
No. of Units	1,178,904	1,448,906	1,605,274	1,772,005	1,850,738	1,942,253	2,213,147	2,208,260	1,906,077	929,231
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.390	13.078	13.219	12.037	9.364	13.867	13.248	12.500	—	—
Value at End of Year	15.953	14.390	13.078	13.219	12.037	9.364	13.867	13.248	—	—
No. of Units	1,045,894	1,777,898	1,932,584	2,173,012	2,260,135	2,322,960	2,334,558	933,271	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.535	—	—	—	—	—	—	—	—	—
Value at End of Year	16.138	—	—	—	—	—	—	—	—	—
No. of Units	629,301	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.097	17.400	17.632	16.095	12.553	18.636	17.849	16.144	15.381	13.803
Value at End of Year	21.120	19.097	17.400	17.632	16.095	12.553	18.636	17.849	16.144	15.381
No. of Units	2,929,928	3,707,412	4,249,217	4,827,020	5,375,119	5,772,309	6,640,567	7,069,603	5,596,897	2,818,382
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.535	13.189	13.312	12.103	9.402	13.902	13.261	12.500	—	—
Value at End of Year	16.138	14.535	13.189	13.312	12.103	9.402	13.902	13.261	—	—
Venture No. of Units	39,493,034	47,375,476	49,606,606	50,789,284	45,959,486	29,484,687	18,123,171	6,682,623	—	—
NY Venture No. of Units	5,767,039	6,642,296	6,965,765	7,305,956	6,604,644	4,091,410	2,388,264	805,122	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.282	—	—	—	—	—	—	—	—	—
Value at End of Year	16.994	—	—	—	—	—	—	—	—	—
Venture No. of Units	4,804,363	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	535,346	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.199	17.484	17.709	16.156	12.595	18.688	17.890	12.500	—	—
Value at End of Year	21.243	19.199	17.484	17.709	16.156	12.595	18.688	17.890	—	—
NY Venture No. of Units	499,907	781,610	824,669	873,126	969,705	995,789	985,448	279,112	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.508	—	—	—	—	—	—	—	—	—
Value at End of Year	21.617	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	243,135	—	—	—	—	—	—	—	—	—
Lifestyle Conservative PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.678	—	—	—	—	—	—	—	—	—
Value at End of Year	13.698	—	—	—	—	—	—	—	—	—
Venture No. of Units	75,354	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.516	—	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	3,843	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.518	—	—	—	—	—	—	—	—	—
Venture No. of Units	4,239	—	—	—	—	—	—	—	—	—
Lifestyle Conservative Trust (formerly Lifestyle Conservative 280 Trust) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718	18.416
Value at End of Year	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718
Ven 22, 20 No. of Units	1,395,324	2,247,245	2,282,780	2,817,352	3,116,430	2,935,761	2,582,973	2,667,475	2,881,025	2,936,135
Ven 24 No. of Units	61,027	69,747	74,281	84,518	88,036	129,290	77,210	89,914	93,701	82,793
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.423	18.189	17.732	16.512	13.785	16.591	15.999	14.992	14.806	13.856
Value at End of Year	19.856	19.423	18.189	17.732	16.512	13.785	16.591	15.999	14.992	14.806
No. of Units	35,067	45,052	52,916	73,501	65,402	63,949	65,719	80,337	81,992	88,483
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.847	18.614	18.173	16.948	14.170	17.080	16.496	15.481	15.312	14.351
Value at End of Year	20.258	19.847	18.614	18.173	16.948	14.170	17.080	16.496	15.481	15.312
No. of Units	163,614	209,347	265,062	332,837	393,551	487,378	489,170	581,639	608,786	596,827

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718	18.416
Value at End of Year	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718
Ven 7, 8 No. of Units	407,568	425,490	421,398	327,282	331,334	296,174	243,958	228,391	271,508	302,657
Ven 9 No. of Units	88,092	112,010	109,206	117,036	122,936	128,619	190,690	176,780	189,845	226,599
Ven 3 Contracts with no Optional Riders
Value at Start of Year	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718	18.416
Value at End of Year	26.924	26.285	24.565	23.900	22.211	18.506	22.228	21.392	20.005	19.718
No. of Units	105,985	100,548	89,164	19,841	12,369	26,004	26,668	30,007	29,998	11,501
Lifestyle Conservative Trust (formerly Lifestyle Conservative 280 Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.252	15.185	14.764	13.718	11.427	13.708	13.185	12.500	—	—
Value at End of Year	16.659	16.252	15.185	14.764	13.718	11.427	13.708	13.185	—	—
Venture No. of Units	21,269,632	30,305,739	30,050,733	28,839,157	22,518,295	10,701,990	2,522,542	645,246	—	—
NY Venture No. of Units	2,278,965	2,594,697	2,599,415	2,334,379	1,699,009	722,380	200,537	41,530	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.501	—	—	—	—	—	—	—	—	—
Value at End of Year	12.833	—	—	—	—	—	—	—	—	—
Venture No. of Units	2,170,286	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	115,348	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.302	18.081	17.622	16.415	13.708	16.486	15.897	14.909	14.706	13.744
Value at End of Year	19.736	19.302	18.081	17.622	16.415	13.708	16.486	15.897	14.909	14.706
Ven 22, 20 No. of Units	5,127,688	7,442,824	8,215,771	9,103,201	9,132,208	7,609,031	4,869,156	4,102,455	3,927,264	2,481,748
Ven 24 No. of Units	750,906	1,133,866	1,287,092	1,291,534	1,308,220	374,130	801,710	682,964	675,807	437,942
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.895	17.735	17.321	16.166	13.527	16.301	15.750	14.801	14.628	13.699
Value at End of Year	19.282	18.895	17.735	17.321	16.166	13.527	16.301	15.750	14.801	14.628
No. of Units	181,652	221,916	299,644	276,980	278,131	303,802	256,040	277,404	297,849	209,014
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.876	14.887	14.524	13.543	11.321	13.628	13.155	12.500	—	—
Value at End of Year	16.217	15.876	14.887	14.524	13.543	11.321	13.628	13.155	—	—
No. of Units	352,703	434,316	424,069	400,773	410,183	373,335	345,423	105,570	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.036	—	—	—	—	—	—	—	—	—
Value at End of Year	16.405	—	—	—	—	—	—	—	—	—
No. of Units	50,509	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.596	17.481	17.098	15.982	13.393	16.163	15.641	14.720	14.571	13.666
Value at End of Year	18.948	18.596	17.481	17.098	15.982	13.393	16.163	15.641	14.720	14.571
No. of Units	825,991	1,182,645	1,307,943	1,541,057	1,838,048	1,706,007	1,810,763	1,841,864	1,660,515	1,274,739
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.036	15.014	14.626	13.618	11.366	13.662	13.168	12.500	—	—
Value at End of Year	16.405	16.036	15.014	14.626	13.618	11.366	13.662	13.168	—	—
Venture No. of Units	8,626,682	11,593,746	11,530,792	11,080,103	9,831,620	3,758,809	1,029,390	219,305	—	—
NY Venture No. of Units	1,157,277	1,435,880	1,466,790	1,484,644	1,272,899	533,748	98,894	21,842	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.564	—	—	—	—	—	—	—	—	—
Value at End of Year	14.921	—	—	—	—	—	—	—	—	—
Venture No. of Units	742,865	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	98,491	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.695	17.565	17.172	16.043	13.437	16.209	15.677	12.500	—	—
Value at End of Year	19.058	18.695	17.565	17.172	16.043	13.437	16.209	15.677	—	—
NY Venture No. of Units	154,941	237,499	243,057	223,982	199,536	190,101	133,568	9,946	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.996	—	—	—	—	—	—	—	—	—
Value at End of Year	19.394	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	56,766	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Lifestyle Growth PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.715	—	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	104,997	—	—	—	—	—	—	—	—	—
Lifestyle Growth PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.369	—	—	—	—	—	—	—	—	—
Value at End of Year	15.639	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,157,962	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	79,987	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.720	—	—	—	—	—	—	—	—	—
Venture No. of Units	156,018	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.717	—	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	413,194	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.717	—	—	—	—	—	—	—	—	—
Venture No. of Units	370,493	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.719	—	—	—	—	—	—	—	—	—
Venture No. of Units	32,673	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.053	—	—	—	—	—	—	—	—	—
Value at End of Year	15.424	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	11,066	—	—	—	—	—	—	—	—	—
Lifestyle Growth Trust (formerly Lifestyle Growth 820 Trust) - Series I Shares (units first credited 01-07-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.135	12.557	12.909	11.554	8.769	13.992	13.162	—	—	—
Value at End of Year	16.676	14.135	12.557	12.909	11.554	8.769	13.992	—	—	—
Venture No. of Units	2,497	2,518	2,540	2,562	2,585	2,617	2,636	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363	15.367
Value at End of Year	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363
Ven 22, 20 No. of Units	7,061,067	7,835,713	8,826,861	10,033,976	11,644,251	13,759,324	17,064,368	20,748,233	20,295,083	18,539,843
Ven 24 No. of Units	121,402	138,201	148,288	160,877	174,846	211,112	329,168	373,285	336,706	359,928
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.259	14.510	14.984	13.472	10.270	16.461	15.558	13.928	13.024	11.549
Value at End of Year	19.096	16.259	14.510	14.984	13.472	10.270	16.461	15.558	13.928	13.024
No. of Units	224,793	234,254	307,230	374,460	412,041	427,796	460,308	420,402	421,096	419,794
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	15.798	14.120	14.603	13.149	10.039	16.115	15.254	13.676	12.807	11.374
Value at End of Year	18.527	15.798	14.120	14.603	13.149	10.039	16.115	15.254	13.676	12.807
No. of Units	276,073	367,340	410,651	449,616	572,286	685,602	844,602	943,014	975,569	942,618
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363	15.367
Value at End of Year	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363
Ven 7, 8 No. of Units	686,037	751,942	910,789	1,136,888	1,201,027	1,486,274	1,604,429	1,792,531	1,687,190	1,526,455
Ven 9 No. of Units	209,661	257,432	284,789	319,669	355,865	416,489	463,348	552,896	611,084	762,279
Ven 3 Contracts with no Optional Riders
Value at Start of Year	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363	15.367
Value at End of Year	25.922	22.027	19.618	20.218	18.142	13.802	22.079	20.825	18.606	17.363
No. of Units	25,157	33,972	45,625	131,469	141,285	133,045	153,380	156,473	40,531	40,613

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Lifestyle Growth Trust (formerly Lifestyle Growth 820 Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	13.945	12.420	12.794	11.470	8.727	13.940	13.148	12.500	—	—
Value at End of Year	16.417	13.945	12.420	12.794	11.470	8.727	13.940	13.148	—	—
Venture No. of Units 165,560,126		194,597,756	189,648,574	186,078,315	171,328,800	134,562,788	94,754,801	35,604,528	—	—
NY Venture No. of Units	9,594,420	12,169,422	11,720,836	12,147,159	11,123,374	8,557,262	6,097,539	2,090,157	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.656	—	—	—	—	—	—	—	—	—
Value at End of Year	14.922	—	—	—	—	—	—	—	—	—
Venture No. of Units	27,497,528	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,912,037	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495	15.415	13.641
Value at End of Year	22.609	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495	15.415
Ven 22, 20 No. of Units	40,852,250	47,924,920	54,365,054	60,384,159	64,648,488	68,719,804	74,735,556	78,177,429	57,715,424	25,756,026
Ven 24 No. of Units	5,992,432	6,968,248	7,884,143	8,498,087	9,000,879	9,327,623	10,136,290	10,321,452	7,371,520	3,646,037
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.847	16.862	17.448	15.712	12.009	19.269	18.257	16.375	15.334	13.596
Value at End of Year	22.088	18.847	16.862	17.448	15.712	12.009	19.269	18.257	16.375	15.334
No. of Units	1,116,584	1,328,639	1,471,850	1,699,794	1,881,655	2,010,275	2,267,885	2,414,849	1,871,385	972,125
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.623	12.176	12.586	11.323	8.646	13.859	13.117	12.500	—	—
Value at End of Year	15.982	13.623	12.176	12.586	11.323	8.646	13.859	13.117	—	—
No. of Units	1,338,403	1,991,649	2,100,864	2,217,557	2,286,737	2,360,020	2,368,224	662,732	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.760	—	—	—	—	—	—	—	—	—
Value at End of Year	16.167	—	—	—	—	—	—	—	—	—
No. of Units	576,616	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.548	16.620	17.223	15.533	11.890	19.107	18.130	16.286	15.273	13.563
Value at End of Year	21.706	18.548	16.620	17.223	15.533	11.890	19.107	18.130	16.286	15.273
No. of Units	2,528,108	3,128,673	3,642,241	4,053,834	4,413,749	4,696,535	5,089,661	5,410,470	3,920,256	1,911,377
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.760	12.280	12.675	11.386	8.680	13.893	13.130	12.500	—	—
Value at End of Year	16.167	13.760	12.280	12.675	11.386	8.680	13.893	13.130	—	—
Venture No. of Units	65,960,758	78,982,450	77,417,824	76,688,439	70,011,381	54,475,588	36,267,093	13,599,045	—	—
NY Venture No. of Units	7,310,125	8,427,732	7,832,296	7,587,479	6,978,262	5,273,223	3,145,151	1,019,326	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.692	—	—	—	—	—	—	—	—	—
Value at End of Year	18.464	—	—	—	—	—	—	—	—	—
Venture No. of Units	8,863,666	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	772,330	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.647	16.700	17.298	15.593	11.930	19.161	18.172	12.500	—	—
Value at End of Year	21.833	18.647	16.700	17.298	15.593	11.930	19.161	18.172	—	—
NY Venture No. of Units	962,957	1,288,537	1,362,125	1,430,627	1,501,752	1,520,784	1,482,302	308,193	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.947	—	—	—	—	—	—	—	—	—
Value at End of Year	22.217	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	218,105	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495	15.415	—
Value at End of Year	22.609	19.252	17.190	17.752	15.954	12.170	19.488	18.426	16.495	—
Ven 9 No. of Units	529	556	579	610	640	670	710	740	771	—
Lifestyle Moderate PS Series - Series I Shares (units first credited 12-06-2013)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.596	—	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	7,228	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Lifestyle Moderate PS Series - Series II Shares (units first credited 12-06-2013)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.454	—	—	—	—	—	—	—	—	—
Value at End of Year	14.581	—	—	—	—	—	—	—	—	—
Venture No. of Units	59,258	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.607	—	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	23,310	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	12.608	—	—	—	—	—	—	—	—	—
Venture No. of Units	22,675	—	—	—	—	—	—	—	—	—
Lifestyle Moderate Trust (formerly Lifestyle Moderate 460 Trust) - Series I Shares (units first credited 01-07-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484	17.795
Value at End of Year	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484
Ven 22, 20 No. of Units	2,153,701	2,389,690	2,720,700	3,356,609	3,771,176	4,346,811	5,055,067	5,458,554	5,673,749	5,447,429
Ven 24 No. of Units	78,766	88,047	106,245	114,502	116,837	143,007	171,180	154,061	125,204	135,892
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.509	16.997	16.877	15.512	12.386	16.612	16.033	14.754	14.394	13.172
Value at End of Year	20.077	18.509	16.997	16.877	15.512	12.386	16.612	16.033	14.754	14.394
No. of Units	66,509	63,709	62,069	81,335	82,530	87,602	90,030	101,105	110,195	90,504
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.503	17.016	16.922	15.577	12.456	16.731	16.173	14.905	14.563	13.347
Value at End of Year	20.040	18.503	17.016	16.922	15.577	12.456	16.731	16.173	14.905	14.563
No. of Units	165,750	238,954	297,849	388,286	452,219	611,253	880,468	1,020,065	1,098,689	1,085,905
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484	17.795
Value at End of Year	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484
Ven 7, 8 No. of Units	367,020	414,347	419,823	464,730	438,231	401,819	507,871	538,224	636,781	543,923
Ven 9 No. of Units	94,342	117,407	130,498	159,395	178,903	190,098	247,257	301,859	353,937	437,771
Ven 3 Contracts with no Optional Riders
Value at Start of Year	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484	17.795
Value at End of Year	27.672	25.460	23.332	23.122	21.210	16.901	22.622	21.790	20.012	19.484
No. of Units	25,842	31,886	34,210	45,461	55,499	65,239	67,341	38,049	36,729	18,419
Lifestyle Moderate Trust (formerly Lifestyle Moderate 460 Trust) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.495	14.185	14.049	12.874	10.265	13.728	13.216	12.500	—	—
Value at End of Year	16.845	15.495	14.185	14.049	12.874	10.265	13.728	13.216	—	—
Venture No. of Units	37,471,877	42,897,753	43,852,507	42,964,244	36,440,505	19,008,076	9,207,200	2,580,766	—	—
NY Venture No. of Units	3,560,836	4,099,489	4,174,739	3,964,874	3,303,579	2,163,904	872,209	220,356	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.567	—	—	—	—	—	—	—	—	—
Value at End of Year	13.682	—	—	—	—	—	—	—	—	—
Venture No. of Units	3,293,680	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	252,623	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.501	17.898	17.771	16.325	13.050	17.496	16.885	15.540	15.153	13.839
Value at End of Year	21.148	19.501	17.898	17.771	16.325	13.050	17.496	16.885	15.540	15.153
Ven 22, 20 No. of Units	7,567,723	9,155,000	10,492,772	11,800,697	12,221,766	12,377,126	12,861,689	13,031,345	11,713,806	6,406,128
Ven 24 No. of Units	1,399,745	1,684,579	1,976,281	2,127,075	2,164,707	2,287,300	2,507,459	2,485,765	2,110,909	1,004,128
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.091	17.557	17.466	16.077	12.877	17.300	16.729	15.428	15.073	13.794
Value at End of Year	20.661	19.091	17.557	17.466	16.077	12.877	17.300	16.729	15.428	15.073
No. of Units	220,562	316,367	340,264	442,452	464,339	531,114	647,580	698,787	678,262	482,523
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.137	13.907	13.821	12.710	10.170	13.648	13.185	12.500	—	—
Value at End of Year	16.399	15.137	13.907	13.821	12.710	10.170	13.648	13.185	—	—
No. of Units	433,856	599,450	615,895	628,257	629,214	233,987	617,199	136,410	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.289	—	—	—	—	—	—	—	—	—
Value at End of Year	16.589	—	—	—	—	—	—	—	—	—
No. of Units	152,520	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.788	17.305	17.241	15.894	12.750	17.154	16.614	15.344	15.014	13.760
Value at End of Year	20.304	18.788	17.305	17.241	15.894	12.750	17.154	16.614	15.344	15.014
No. of Units	1,286,240	1,570,566	1,869,468	2,058,573	2,331,799	2,539,526	2,895,958	2,907,797	2,416,959	1,643,348
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.289	14.025	13.919	12.780	10.211	13.683	13.198	12.500	—	—
Value at End of Year	16.589	15.289	14.025	13.919	12.780	10.211	13.683	13.198	—	—
Venture No. of Units	15,392,313	18,218,869	18,285,176	17,983,937	15,316,970	7,980,540	4,089,257	1,317,391	—	—
NY Venture No. of Units	2,285,371	2,661,417	2,697,813	2,754,605	2,348,433	1,368,930	534,617	165,482	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.057	—	—	—	—	—	—	—	—	—
Value at End of Year	16.361	—	—	—	—	—	—	—	—	—
Venture No. of Units	1,432,320	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	175,225	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	18.888	17.388	17.316	15.955	12.792	17.202	16.652	12.500	—	—
Value at End of Year	20.422	18.888	17.388	17.316	15.955	12.792	17.202	16.652	—	—
NY Venture No. of Units	270,365	454,425	459,810	478,155	453,690	459,889	434,735	102,114	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.192	—	—	—	—	—	—	—	—	—
Value at End of Year	20.782	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	137,101	—	—	—	—	—	—	—	—	—
Mid Cap Core Trust (merged into Mid Cap Index Trust eff 12-01-2006) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	17.061	15.160
Value at End of Year	—	—	—	—	—	—	—	—	17.816	17.061
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	738,636	792,390
Ven 24 No. of Units	—	—	—	—	—	—	—	—	69,163	82,249
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	17.005	15.140
Value at End of Year	—	—	—	—	—	—	—	—	17.722	17.005
No. of Units	—	—	—	—	—	—	—	—	24,553	25,226
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	16.963	15.125
Value at End of Year	—	—	—	—	—	—	—	—	17.651	16.963
No. of Units	—	—	—	—	—	—	—	—	30,712	31,043
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	17.061	15.160
Value at End of Year	—	—	—	—	—	—	—	—	17.816	17.061
Ven 9 No. of Units	—	—	—	—	—	—	—	—	16,192	16,602
No. of Units	—	—	—	—	—	—	—	—	58,308	63,245
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	17.061	15.160
Value at End of Year	—	—	—	—	—	—	—	—	17.816	17.061
No. of Units	—	—	—	—	—	—	—	—	2,570	2,110
Mid Cap Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303	14.275
Value at End of Year	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303
Ven 22, 20 No. of Units	504,449	571,415	656,150	798,100	832,371	1,037,667	1,217,645	1,619,071	1,572,792	1,762,965
Ven 24 No. of Units	11,224	11,150	15,432	25,705	23,079	23,056	30,006	33,471	29,772	32,532
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.942	18.979	19.729	15.913	11.823	18.894	17.859	16.540	15.002	13.162
Value at End of Year	28.725	21.942	18.979	19.729	15.913	11.823	18.894	17.859	16.540	15.002
No. of Units	6,241	5,618	9,208	11,800	13,019	13,158	12,805	16,454	14,174	14,918

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	23.147	20.052	20.876	16.863	12.547	20.083	19.011	17.633	16.018	14.074
Value at End of Year	30.258	23.147	20.052	20.876	16.863	12.547	20.083	19.011	17.633	16.018
No. of Units	9,322	11,531	22,928	28,905	36,941	51,624	56,877	53,356	54,648	54,496
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303	14.275
Value at End of Year	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303
Ven 7, 8 No. of Units	87,457	86,375	105,053	119,990	139,873	161,422	178,723	232,052	264,718	301,020
Ven 9 No. of Units	19,453	20,081	19,190	31,874	31,330	27,038	38,469	42,990	36,644	44,253
Ven 3 Contracts with no Optional Riders
Value at Start of Year	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303	14.275
Value at End of Year	31.784	24.230	20.917	21.700	17.467	12.952	20.657	19.486	18.010	16.303
No. of Units	8,320	8,440	9,019	9,185	11,784	12,086	11,491	11,422	8,159	15,399
Mid Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.860	13.679	14.186	11.407	8.460	13.483	12.708	12.500	—	—
Value at End of Year	20.815	15.860	13.679	14.186	11.407	8.460	13.483	12.708	—	—
Venture No. of Units	90,191	108,887	128,579	137,222	140,192	93,178	73,144	19,590	—	—
NY Venture No. of Units	12,589	16,460	16,716	17,915	15,687	5,263	5,291	2,511	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.740	—	—	—	—	—	—	—	—	—
Value at End of Year	16.745	—	—	—	—	—	—	—	—	—
Venture No. of Units	29,865	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	3,053	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673	15.124	13.262
Value at End of Year	28.961	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673	15.124
Ven 22, 20 No. of Units	367,429	434,604	475,788	571,595	624,856	648,717	648,059	774,328	542,656	553,730
Ven 24 No. of Units	89,445	96,925	101,555	129,753	131,595	152,171	161,790	201,859	158,796	149,867
Ven 22, 20 Contracts with GEM
Value at Start of Year	21.657	18.762	19.546	15.787	11.762	18.830	17.828	16.552	15.044	13.219
Value at End of Year	28.294	21.657	18.762	19.546	15.787	11.762	18.830	17.828	16.552	15.044
No. of Units	21,408	21,261	67,948	72,837	84,398	92,858	87,782	116,268	114,072	117,692
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.519	13.431	13.978	11.279	8.395	13.426	12.699	12.500	—	—
Value at End of Year	20.296	15.519	13.431	13.978	11.279	8.395	13.426	12.699	—	—
No. of Units	4,731	6,976	8,323	5,441	6,469	5,537	8,201	2,424	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.664	—	—	—	—	—	—	—	—	—
Value at End of Year	20.517	—	—	—	—	—	—	—	—	—
No. of Units	901	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	21.313	18.493	19.294	15.607	11.646	18.672	17.705	16.462	14.985	13.187
Value at End of Year	27.804	21.313	18.493	19.294	15.607	11.646	18.672	17.705	16.462	14.985
No. of Units	47,070	50,095	56,316	69,891	92,754	104,683	114,372	113,937	83,936	78,335
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.664	13.537	14.067	11.333	8.423	13.451	12.703	12.500	—	—
Value at End of Year	20.517	15.664	13.537	14.067	11.333	8.423	13.451	12.703	—	—
Venture No. of Units	41,365	54,124	70,931	77,787	74,350	59,613	46,850	30,993	—	—
NY Venture No. of Units	22,128	26,859	27,030	18,120	20,238	8,670	8,436	7,639	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.739	—	—	—	—	—	—	—	—	—
Value at End of Year	16.710	—	—	—	—	—	—	—	—	—
Venture No. of Units	10,863	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	6,445	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	21.427	18.582	19.378	15.667	11.684	18.724	17.746	12.500	—	—
Value at End of Year	27.967	21.427	18.582	19.378	15.667	11.684	18.724	17.746	—	—
NY Venture No. of Units	2,887	3,296	2,735	2,809	1,927	1,010	920	267	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	21.772	—	—	—	—	—	—	—	—	—
Value at End of Year	28.460	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	157	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673	15.124	—
Value at End of Year	28.961	22.123	19.128	19.887	16.030	11.920	19.044	17.994	16.673	—
Ven 9 No. of Units	1,069	1,123	1,169	1,232	1,293	1,353	1,994	2,055	2,117	—
Mid Cap Intersection Trust (merged into Mid Cap Index Trust eff 11-16-2009) - Series II Shares (units first credited 05-01-2007)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.531	12.500	—	—	—
Value at End of Year	—	—	—	—	—	6.592	11.531	—	—	—
Venture No. of Units	—	—	—	—	—	30,268	6,848	—	—	—
NY Venture No. of Units	—	—	—	—	—	1,991	1,670	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	11.512	12.500	—	—	—
Value at End of Year	—	—	—	—	—	6.564	11.512	—	—	—
Ven 22, 20 No. of Units	—	—	—	—	—	84,023	60,812	—	—	—
Ven 24 No. of Units	—	—	—	—	—	46	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	6.542	—	—	—	—
No. of Units	—	—	—	—	—	344	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.504	12.500	—	—	—
Value at End of Year	—	—	—	—	—	6.553	11.504	—	—	—
No. of Units	—	—	—	—	—	1,537	695	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	12.500	—	—	—	—
Value at End of Year	—	—	—	—	—	6.526	—	—	—	—
No. of Units	—	—	—	—	—	84	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.516	12.500	—	—	—
Value at End of Year	—	—	—	—	—	6.570	11.516	—	—	—
Venture No. of Units	—	—	—	—	—	31,321	6,336	—	—	—
NY Venture No. of Units	—	—	—	—	—	21,571	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	11.489	12.500	—	—	—
Value at End of Year	—	—	—	—	—	6.531	11.489	—	—	—
NY Venture No. of Units	—	—	—	—	—	669	617	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	11.512	12.500	—	—	—
Value at End of Year	—	—	—	—	—	6.564	11.512	—	—	—
Ven 9 No. of Units	—	—	—	—	—	2,791	—	—	—	—
No. of Units	—	—	—	—	—	10,596	243	—	—	—
Mid Cap Stock Trust - Series I Shares (units first credited 05-01-1999)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.934	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	14.934	—	—	—	—	—	—	—	—
Venture No. of Units	—	34	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.922	15.702	17.537	14.448	3.278	20.118	16.511	14.746	13.051	11.119
Value at End of Year	25.529	18.922	15.702	17.537	14.448	3.278	20.118	16.511	14.746	13.051
Ven 22, 20 No. of Units	2,886,746	3,314,920	3,873,238	4,560,555	5,308,137	6,389,202	7,360,169	9,811,367	10,843,192	6,516,608
Ven 24 No. of Units	128,564	144,287	168,243	207,080	240,250	274,118	320,664	433,843	490,287	193,333
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.994	15.794	17.674	14.591	11.287	20.397	16.774	15.011	13.312	11.364
Value at End of Year	25.575	18.994	15.794	17.674	14.591	11.287	20.397	16.774	15.011	13.312
No. of Units	45,720	48,357	54,701	62,067	70,665	87,222	69,434	92,136	103,163	74,833

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.735	15.602	17.486	14.457	11.201	20.271	16.695	14.963	13.290	11.362
Value at End of Year	25.189	18.735	15.602	17.486	14.457	11.201	20.271	16.695	14.963	13.290
No. of Units	138,970	162,042	195,239	244,217	312,278	462,521	401,579	454,466	474,492	302,058
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746	13.051	11.119
Value at End of Year	25.529	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746	13.051
Ven 7, 8 No. of Units	289,700	337,019	378,468	432,641	516,884	598,299	771,304	863,608	1,005,784	628,579
Ven 9 No. of Units	65,557	75,090	88,603	105,767	112,721	139,648	162,973	225,411	271,492	121,334
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746	13.051	11.119
Value at End of Year	25.529	18.922	15.702	17.537	14.448	11.155	20.118	16.511	14.746	13.051
No. of Units	29,987	34,407	53,714	67,847	79,752	89,058	75,351	87,800	82,248	50,831
Mid Cap Stock Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.733	12.215	13.637	11.233	8.671	15.628	12.816	12.500	—	—
Value at End of Year	19.881	14.733	12.215	13.637	11.233	8.671	15.628	12.816	—	—
Venture No. of Units	174,778	225,399	241,054	255,420	270,449	267,398	216,592	65,100	—	—
NY Venture No. of Units	13,050	22,708	23,878	27,145	26,460	27,415	21,118	8,153	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.810	—	—	—	—	—	—	—	—	—
Value at End of Year	17.312	—	—	—	—	—	—	—	—	—
Venture No. of Units	44,763	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,761	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.684	19.687	22.034	18.195	10.003	25.440	20.916	18.719	16.589	14.167
Value at End of Year	31.881	23.684	19.687	22.034	18.195	10.003	25.440	20.916	18.719	16.589
Ven 22, 20 No. of Units	738,875	908,443	1,107,449	1,264,329	1,402,275	1,561,351	1,534,280	1,681,320	1,697,798	1,230,457
Ven 24 No. of Units	218,814	264,176	322,477	367,227	423,822	466,716	460,207	480,630	502,398	348,792
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.185	19.311	21.656	17.919	13.894	25.154	20.723	18.584	16.502	14.121
Value at End of Year	31.147	23.185	19.311	21.656	17.919	13.894	25.154	20.723	18.584	16.502
No. of Units	45,749	58,279	60,989	64,079	80,501	104,638	121,231	132,661	121,492	81,679
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.392	11.975	13.416	11.090	8.590	15.537	12.787	12.500	—	—
Value at End of Year	19.354	14.392	11.975	13.416	11.090	8.590	15.537	12.787	—	—
No. of Units	26,216	17,401	20,401	20,435	25,497	23,757	20,354	2,894	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.537	—	—	—	—	—	—	—	—	—
Value at End of Year	19.578	—	—	—	—	—	—	—	—	—
No. of Units	4,296	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.818	19.034	21.377	17.714	13.756	24.943	20.580	18.483	16.437	14.087
Value at End of Year	30.608	22.818	19.034	21.377	17.714	13.756	24.943	20.580	18.483	16.437
No. of Units	94,133	102,410	124,125	149,536	174,699	198,274	192,518	228,135	216,605	166,957
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.537	12.078	13.511	11.151	8.625	15.576	12.799	12.500	—	—
Value at End of Year	19.578	14.537	12.078	13.511	11.151	8.625	15.576	12.799	—	—
Venture No. of Units	140,384	184,103	195,629	209,057	192,153	177,373	116,075	42,972	—	—
NY Venture No. of Units	7,257	10,050	9,990	10,304	10,624	8,661	11,667	3,683	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.808	—	—	—	—	—	—	—	—	—
Value at End of Year	17.275	—	—	—	—	—	—	—	—	—
Venture No. of Units	20,005	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	2,492	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.940	19.126	21.470	17.782	13.802	25.013	20.627	12.500	—	—
Value at End of Year	30.787	22.940	19.126	21.470	17.782	13.802	25.013	20.627	—	—
NY Venture No. of Units	3,401	5,591	6,673	5,846	9,459	8,829	5,225	418	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.309	—	—	—	—	—	—	—	—	—
Value at End of Year	31.329	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	289	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	25.440	20.916	18.719	16.589	—
Value at End of Year	—	—	—	—	—	11.933	25.440	20.916	18.719	—
Ven 9 No. of Units	—	—	—	—	—	—	827	827	827	—
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	20.415	20.562	18.572	17.438	14.209
Value at End of Year	—	—	—	—	—	12.272	20.415	20.562	18.572	17.438
Ven 22, 20 No. of Units	—	—	—	—	—	2,095,320	3,049,597	4,183,119	5,320,270	5,734,182
Ven 24 No. of Units	—	—	—	—	—	56,365	75,721	105,806	130,265	130,245
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	20.144	20.330	18.399	17.310	14.133
Value at End of Year	—	—	—	—	—	12.085	20.144	20.330	18.399	17.310
No. of Units	—	—	—	—	—	31,502	53,298	65,492	78,203	90,413
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	19.944	20.158	18.271	17.215	14.076
Value at End of Year	—	—	—	—	—	11.946	19.944	20.158	18.271	17.215
No. of Units	—	—	—	—	—	185,889	236,505	299,258	357,753	371,170
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	20.415	20.562	18.572	17.438	14.209
Value at End of Year	—	—	—	—	—	12.272	20.415	20.562	18.572	17.438
Ven 7, 8 No. of Units	—	—	—	—	—	312,873	424,480	597,707	868,842	923,499
Ven 9 No. of Units	—	—	—	—	—	47,562	75,431	91,631	142,839	140,272
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	20.415	20.562	18.572	17.438	14.209
Value at End of Year	—	—	—	—	—	12.272	20.415	20.562	18.572	17.438
No. of Units	—	—	—	—	—	25,166	31,727	39,164	52,243	41,364
Mid Cap Value Trust (merged into Mid Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	19.087	19.260	17.434	16.406	13.394
Value at End of Year	—	—	—	—	—	11.449	19.087	19.260	17.434	16.406
Ven 22, 20 No. of Units	—	—	—	—	—	1,494,841	1,709,097	2,026,553	2,338,620	2,256,603
Ven 24 No. of Units	—	—	—	—	—	413,958	448,923	490,324	517,657	512,874
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	18.873	19.083	17.307	16.319	13.350
Value at End of Year	—	—	—	—	—	11.298	18.873	19.083	17.307	16.319
No. of Units	—	—	—	—	—	128,085	142,327	154,445	165,889	143,651
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	18.714	18.951	17.213	16.255	13.317
Value at End of Year	—	—	—	—	—	11.186	18.714	18.951	17.213	16.255
No. of Units	—	—	—	—	—	213,223	243,844	286,882	302,164	290,149
Mid Value Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.177	16.270	17.346	17.346	12.500	—	—	—	—	—
Value at End of Year	24.847	19.177	16.270	17.346	17.346	—	—	—	—	—
Ven 22, 20 No. of Units	1,135,081	1,291,087	1,542,393	—	1,593	—	—	—	—	—
Ven 24 No. of Units	34,124	37,367	44,677	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.885	16.055	17.158	—	—	—	—	—	—	—
Value at End of Year	24.420	18.885	16.055	—	—	—	—	—	—	—
No. of Units	11,054	16,000	20,118	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.668	15.895	17.013	—	—	—	—	—	—	—
Value at End of Year	24.104	18.668	15.895	—	—	—	—	—	—	—
No. of Units	69,797	82,098	99,549	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.177	16.270	17.354	—	—	—	—	—	—	—
Value at End of Year	24.847	19.177	16.270	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	177,955	199,910	241,483	—	—	—	—	—	—	—
Ven 9 No. of Units	30,875	33,840	36,874	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.177	16.270	17.354	—	—	—	—	—	—	—
Value at End of Year	24.847	19.177	16.270	—	—	—	—	—	—	—
No. of Units	16,484	23,349	29,549	—	—	—	—	—	—	—
Mid Value Trust - Series II Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.036	16.185	17.283	15.137	10.513	16.372	16.553	13.982	12.500	—
Value at End of Year	24.617	19.036	16.185	17.283	15.137	10.513	16.372	16.553	13.982	—
Ven 22, 20 No. of Units	753,251	964,357	1,186,918	3,227,034	3,711,980	299,608	357,460	391,887	126,143	—
Ven 24 No. of Units	185,965	236,289	268,100	407,468	462,107	23,428	25,044	12,016	2,779	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.746	15.970	17.088	14.996	10.436	16.284	16.498	13.963	12.500	—
Value at End of Year	24.193	18.746	15.970	17.088	14.996	10.436	16.284	16.498	13.963	—
No. of Units	86,645	94,008	102,369	136,732	146,840	3,061	4,728	2,205	1,027	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.532	15.811	16.943	14.891	10.378	16.220	16.457	13.949	12.500	—
Value at End of Year	23.881	18.532	15.811	16.943	14.891	10.378	16.220	16.457	13.949	—
No. of Units	103,108	130,544	146,092	301,827	355,145	15,727	15,297	18,426	6,282	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	15.150	10.513	16.372	16.553	13.982	12.500	—
Value at End of Year	—	—	—	17.354	15.150	10.513	16.372	16.553	13.982	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	8,384	—
Ven 9 No. of Units	—	—	—	45,559	51,290	4,899	4,944	15,559	698	—
No. of Units	—	—	—	279,083	327,628	31,517	47,441	46,217	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	15.150	10.513	16.372	16.553	13.982	12.500	—
Value at End of Year	—	—	—	17.354	15.150	10.513	16.372	16.553	13.982	—
No. of Units	—	—	—	28,484	30,554	3,657	5,156	5,902	334	—
Money Market Trust - Series I Shares (units first credited 05-04-1987)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.735	12.882	13.021	13.172	13.298	12.500	—	—	—	—
Value at End of Year	—	12.735	12.882	13.021	13.172	13.298	—	—	—	—
Venture No. of Units	—	445	822	825	827	829	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089	17.192
Value at End of Year	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089
Ven 22, 20 No. of Units	2,186,037	3,095,658	3,731,384	4,008,763	5,392,590	8,639,261	7,827,050	8,299,826	8,146,439	9,489,404
Ven 24 No. of Units	82,242	114,523	121,411	134,069	167,155	284,252	257,277	273,693	356,392	378,701
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.502	12.703	12.898	13.106	13.291	13.272	12.899	12.549	12.420	12.520
Value at End of Year	12.304	12.502	12.703	12.898	13.106	13.291	13.272	12.899	12.549	12.420
No. of Units	66,134	125,537	165,231	65,349	90,820	126,138	95,041	79,118	87,841	97,583
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.537	12.759	12.974	13.203	13.409	13.410	13.053	12.718	12.606	12.726
Value at End of Year	12.321	12.537	12.759	12.974	13.203	13.409	13.410	13.053	12.718	12.606
No. of Units	81,576	123,886	175,945	228,363	393,964	742,995	726,002	664,563	789,047	744,203
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089	17.192
Value at End of Year	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089
Ven 7, 8 No. of Units	535,010	776,180	894,668	1,046,920	1,437,308	1,980,647	1,723,630	1,679,318	1,736,637	2,136,230
Ven 9 No. of Units	136,506	222,002	256,416	253,544	314,144	432,868	420,154	579,654	736,544	755,072
Ven 3 Contracts with no Optional Riders
Value at Start of Year	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089	17.192
Value at End of Year	17.237	17.479	17.725	17.961	18.214	18.435	18.371	17.819	17.301	17.089
No. of Units	79,289	122,416	140,897	108,758	122,709	150,413	161,314	132,214	158,302	189,165

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 1 Contracts with no Optional Riders
Value at Start of Year	19.419	19.672	19.912	20.171	20.393	20.301	19.669	19.076	18.823	18.915
Value at End of Year	19.172	19.419	19.672	19.912	20.171	20.393	20.301	19.669	19.076	18.823
No. of Units	4,011	4,011	4,011	4,011	4,011	4,012	4,028	4,030	4,031	4,032
Money Market Trust - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.652	12.798	12.936	13.086	13.227	13.175	12.772	12.500	—	—
Value at End of Year	12.508	12.652	12.798	12.936	13.086	13.227	13.175	12.772	—	—
Venture No. of Units	6,072,608	9,377,724	11,956,939	11,931,488	13,774,714	10,993,289	2,055,751	795,970	—	—
NY Venture No. of Units	271,845	368,057	378,328	399,224	618,056	521,737	134,319	41,156	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.491	—	—	—	—	—	—	—	—	—
Value at End of Year	12.368	—	—	—	—	—	—	—	—	—
Venture No. of Units	599,511	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	20,110	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.403	12.577	12.745	12.925	13.097	13.078	12.710	12.365	12.238	12.337
Value at End of Year	12.231	12.403	12.577	12.745	12.925	13.097	13.078	12.710	12.365	12.238
Ven 22, 20 No. of Units	2,571,079	4,611,035	6,147,361	5,083,761	7,170,551	10,719,506	3,598,487	2,681,631	2,301,410	1,923,372
Ven 24 No. of Units	559,276	662,193	870,473	856,399	1,027,956	1,464,378	834,407	658,888	328,203	504,623
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.141	12.337	12.527	12.729	12.924	12.931	12.593	12.276	12.174	12.296
Value at End of Year	11.950	12.141	12.337	12.527	12.729	12.924	12.931	12.593	12.276	12.174
No. of Units	58,284	258,875	192,724	147,454	222,037	332,048	196,252	173,045	241,586	156,741
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.360	12.547	12.727	12.919	13.104	13.098	12.743	12.500	—	—
Value at End of Year	12.177	12.360	12.547	12.727	12.919	13.104	13.098	12.743	—	—
No. of Units	108,245	143,943	162,721	123,342	177,033	360,344	145,170	30,165	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.484	—	—	—	—	—	—	—	—	—
Value at End of Year	12.318	—	—	—	—	—	—	—	—	—
No. of Units	28,311	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	11.949	12.160	12.365	12.583	12.796	12.822	12.506	12.209	12.126	12.266
Value at End of Year	11.743	11.949	12.160	12.365	12.583	12.796	12.822	12.506	12.209	12.126
No. of Units	284,880	415,785	606,688	633,874	965,937	1,668,873	962,315	674,994	769,100	601,362
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.484	12.654	12.816	12.990	13.157	13.131	12.755	12.500	—	—
Value at End of Year	12.318	12.484	12.654	12.816	12.990	13.157	13.131	12.755	—	—
Venture No. of Units	1,820,167	3,201,260	4,211,115	4,156,351	5,264,535	3,294,654	968,324	163,023	—	—
NY Venture No. of Units	147,442	418,397	518,027	370,918	592,310	372,374	97,392	6,603	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.490	—	—	—	—	—	—	—	—	—
Value at End of Year	12.342	—	—	—	—	—	—	—	—	—
Venture No. of Units	172,238	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	37,063	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.013	12.219	12.419	12.632	12.838	12.859	12.535	12.500	—	—
Value at End of Year	11.811	12.013	12.219	12.419	12.632	12.838	12.859	12.535	—	—
NY Venture No. of Units	114,653	141,386	157,999	107,322	88,432	120,359	44,212	10,901	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.206	—	—	—	—	—	—	—	—	—
Value at End of Year	12.019	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	9,283	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	12.745	12.925	13.097	12.500	—	—	—	—
Value at End of Year	—	—	12.577	12.745	12.925	13.097	—	—	—	—
No. of Units	—	—	1,196	3,577	5,929	8,251	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Natural Resources Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	11.376	11.483	14.588	12.846	8.178	17.134	12.342	12.500	—	—
Value at End of Year	11.573	11.376	11.483	14.588	12.846	8.178	17.134	12.342	—	—
Venture No. of Units	214,936	423,692	425,564	450,336	431,585	335,542	261,864	60,990	—	—
NY Venture No. of Units	23,391	29,162	37,026	54,023	56,737	34,803	12,662	7,082	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.786	—	—	—	—	—	—	—	—	—
Value at End of Year	13.027	—	—	—	—	—	—	—	—	—
Venture No. of Units	46,796	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,304	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792	17.816
Value at End of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792
Ven 22, 20 No. of Units	620,404	739,435	945,196	1,178,526	1,275,881	1,289,504	1,614,408	1,915,097	2,011,774	1,249,132
Ven 24 No. of Units	88,225	112,500	127,948	125,264	131,891	118,893	143,868	128,722	119,033	86,284
Ven 22, 20 Contracts with GEM
Value at Start of Year	33.722	34.193	43.636	38.598	24.683	51.948	37.590	31.298	21.720	17.792
Value at End of Year	34.150	33.722	34.193	43.636	38.598	24.683	51.948	37.590	31.298	21.720
No. of Units	14,675	29,423	36,905	44,414	66,533	51,469	34,183	51,790	39,850	16,900
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.113	11.257	14.352	12.682	8.102	17.034	12.314	12.500	—	—
Value at End of Year	11.266	11.113	11.257	14.352	12.682	8.102	17.034	12.314	—	—
No. of Units	22,177	31,182	38,651	38,553	43,443	36,729	38,701	6,658	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.225	—	—	—	—	—	—	—	—	—
Value at End of Year	11.396	—	—	—	—	—	—	—	—	—
No. of Units	4,977	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	33.236	33.752	43.137	38.214	24.475	51.586	37.385	31.174	21.666	17.775
Value at End of Year	33.608	33.236	33.752	43.137	38.214	24.475	51.586	37.385	31.174	21.666
No. of Units	25,555	35,548	52,046	50,708	68,953	67,626	86,951	86,149	95,896	40,413
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.225	11.353	14.453	12.752	8.135	17.077	12.326	12.500	—	—
Value at End of Year	11.396	11.225	11.353	14.453	12.752	8.135	17.077	12.326	—	—
Venture No. of Units	140,859	201,899	220,964	278,605	289,902	183,516	126,027	65,868	—	—
NY Venture No. of Units	33,477	36,186	37,374	28,036	25,576	10,611	13,287	1,476	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.785	—	—	—	—	—	—	—	—	—
Value at End of Year	12.999	—	—	—	—	—	—	—	—	—
Venture No. of Units	23,410	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	486	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	33.398	33.898	43.303	38.342	24.544	51.707	37.453	12.500	—	—
Value at End of Year	33.788	33.398	33.898	43.303	38.342	24.544	51.707	37.453	—	—
NY Venture No. of Units	4,165	4,965	4,902	2,847	4,526	5,414	19,153	1,375	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	33.885	—	—	—	—	—	—	—	—	—
Value at End of Year	34.332	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	697	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792	17.816
Value at End of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	256,977	156,826
Ven 9 No. of Units	13,082	20,794	25,682	30,483	33,769	33,093	43,050	43,072	55,708	35,614
No. of Units	73,829	103,880	121,848	156,756	176,693	175,542	236,741	233,152	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792	17.816
Value at End of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	37.865	31.465	21.792
No. of Units	9,457	7,678	9,935	13,001	11,056	9,353	12,827	13,026	18,111	10,005

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Overseas Equity Trust (merged into International Value Trust eff 05-03-2010) - Series II Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	11.280	19.789	17.886	15.160	12.500	—
Value at End of Year	—	—	—	—	14.509	11.280	19.789	17.886	15.160	—
Ven 22, 20 No. of Units	—	—	—	—	86,902	112,549	132,649	152,538	94,595	—
Ven 24 No. of Units	—	—	—	—	4,070	9,661	14,007	14,486	4,363	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	11.197	19.684	17.826	15.140	12.500	—
Value at End of Year	—	—	—	—	14.374	11.197	19.684	17.826	15.140	—
No. of Units	—	—	—	—	1,027	1,993	1,030	1,667	668	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	11.136	19.605	17.782	15.125	12.500	—
Value at End of Year	—	—	—	—	14.274	11.136	19.605	17.782	15.125	—
No. of Units	—	—	—	—	3,513	4,518	4,624	3,794	1,206	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	11.280	19.789	17.886	15.160	12.500	—
Value at End of Year	—	—	—	—	14.509	11.280	19.789	17.886	15.160	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	13,563	—
Ven 9 No. of Units	—	—	—	—	1,127	1,229	5,003	4,984	875	—
No. of Units	—	—	—	—	24,439	23,589	29,890	30,477	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	11.280	19.789	17.886	15.160	12.500	—
Value at End of Year	—	—	—	—	14.509	11.280	19.789	17.886	15.160	—
No. of Units	—	—	—	—	152	152	153	128	5,531	—
Overseas Trust (merged into International Value Trust eff 05-01-2005) - Series I Shares (units first credited 01-09-1995)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.678
Value at End of Year	—	—	—	—	—	—	—	—	—	12.873
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	7,861,388
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	195,461
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	10.609
Value at End of Year	—	—	—	—	—	—	—	—	—	11.671
No. of Units	—	—	—	—	—	—	—	—	—	20,478
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.493
Value at End of Year	—	—	—	—	—	—	—	—	—	10.427
No. of Units	—	—	—	—	—	—	—	—	—	107,898
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.678
Value at End of Year	—	—	—	—	—	—	—	—	—	12.873
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	1,603,708
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	600,238
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	11.678
Value at End of Year	—	—	—	—	—	—	—	—	—	12.873
No. of Units	—	—	—	—	—	—	—	—	—	76,700
Overseas Trust (merged into International Value Trust eff 05-01-2005) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.690
Value at End of Year	—	—	—	—	—	—	—	—	—	15.060
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	662,265
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	72,332
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.645
Value at End of Year	—	—	—	—	—	—	—	—	—	14.981
No. of Units	—	—	—	—	—	—	—	—	—	16,307
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	13.611
Value at End of Year	—	—	—	—	—	—	—	—	—	14.921
No. of Units	—	—	—	—	—	—	—	—	—	43,507

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series I Shares (units first credited 10-04-1994)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	8.826	14.921	13.865	12.661	10.210	8.857
Value at End of Year	—	—	—	—	11.516	8.826	14.921	13.865	12.661	10.210
Ven 22, 20 No. of Units	—	—	—	—	988,061	1,102,434	1,558,848	2,484,333	2,940,483	2,669,971
Ven 24 No. of Units	—	—	—	—	31,537	49,092	40,344	74,595	112,145	86,988
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	11.736	19.882	18.512	16.939	13.687	11.897
Value at End of Year	—	—	—	—	15.284	11.736	19.882	18.512	16.939	13.687
No. of Units	—	—	—	—	5,255	8,102	8,858	9,548	9,365	6,413
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	10.186	17.282	16.116	14.768	11.951	10.404
Value at End of Year	—	—	—	—	13.245	10.186	17.282	16.116	14.768	11.951
No. of Units	—	—	—	—	13,442	14,523	23,551	31,409	33,999	32,808
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	8.826	14.921	13.865	12.661	10.210	8.857
Value at End of Year	—	—	—	—	11.516	8.826	14.921	13.865	12.661	10.210
Ven 7, 8 No. of Units	—	—	—	—	136,264	191,557	229,238	255,815	326,199	285,838
Ven 9 No. of Units	—	—	—	—	72,615	66,609	75,158	107,399	124,649	142,943
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	8.826	14.921	13.865	12.661	10.210	8.857
Value at End of Year	—	—	—	—	11.516	8.826	14.921	13.865	12.661	10.210
No. of Units	—	—	—	—	21,504	16,996	21,311	22,955	27,807	22,978
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	7.821	13.205	12.273	12.500	—	—
Value at End of Year	—	—	—	—	10.201	7.821	13.205	12.273	—	—
Venture No. of Units	—	—	—	—	74,022	72,957	63,859	24,835	—	—
NY Venture No. of Units	—	—	—	—	13,559	5,900	2,006	250	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.591	23.005	21.435	19.597	15.844	13.757
Value at End of Year	—	—	—	—	17.683	13.591	23.005	21.435	19.597	15.844
Ven 22, 20 No. of Units	—	—	—	—	286,587	242,152	298,706	309,641	392,645	267,792
Ven 24 No. of Units	—	—	—	—	51,231	51,502	68,170	60,453	81,895	44,535
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	13.412	22.747	21.238	19.455	15.761	13.712
Value at End of Year	—	—	—	—	17.415	13.412	22.747	21.238	19.455	15.761
No. of Units	—	—	—	—	22,786	17,901	23,088	21,589	19,646	9,108
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	7.748	13.128	12.244	12.500	—	—
Value at End of Year	—	—	—	—	10.071	7.748	13.128	12.244	—	—
No. of Units	—	—	—	—	5,883	5,893	7,318	2,850	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	13.279	22.556	21.091	19.349	15.699	13.679
Value at End of Year	—	—	—	—	17.217	13.279	22.556	21.091	19.349	15.699
No. of Units	—	—	—	—	28,502	28,023	35,653	38,522	44,577	25,703
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	7.779	13.161	12.256	12.500	—	—
Value at End of Year	—	—	—	—	10.126	7.779	13.161	12.256	—	—
Venture No. of Units	—	—	—	—	70,961	30,642	23,343	7,357	—	—
NY Venture No. of Units	—	—	—	—	9,671	9,166	8,966	833	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.323	22.619	21.140	12.500	—	—
Value at End of Year	—	—	—	—	17.282	13.323	22.619	21.140	—	—
NY Venture No. of Units	—	—	—	—	1,125	603	1,788	726	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
PIMCO VIT All Asset Portfolio - Class M Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872	12.500
Value at End of Year	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872
Ven 22, 20 No. of Units	548,896	670,949	642,551	635,543	558,464	547,721	589,526	752,355	971,796	442,696
Ven 24 No. of Units	69,097	70,649	74,796	61,560	52,676	58,853	49,819	100,462	116,431	51,424
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.441	17.233	17.224	15.529	13.007	15.767	14.835	14.444	13.853	12.500
Value at End of Year	19.113	19.441	17.233	17.224	15.529	13.007	15.767	14.835	14.444	13.853
No. of Units	5,060	14,191	25,358	17,353	14,865	14,976	15,513	19,670	8,198	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.190	17.036	17.053	15.397	12.916	15.680	14.776	14.408	13.839	12.500
Value at End of Year	18.838	19.190	17.036	17.053	15.397	12.916	15.680	14.776	14.408	13.839
No. of Units	23,315	20,771	22,778	41,722	30,783	28,055	35,391	24,782	35,252	16,055
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872	12.500
Value at End of Year	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	146,226	52,571
Ven 9 No. of Units	8,481	6,712	7,814	8,976	11,333	11,895	19,409	25,552	46,938	46,963
No. of Units	105,702	95,939	95,831	82,732	78,350	80,555	89,701	108,685	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872	12.500
Value at End of Year	19.486	19.781	17.499	17.456	15.706	13.129	15.882	14.914	14.492	13.872
No. of Units	10,219	12,416	12,711	12,345	11,446	5,938	4,726	8,182	10,981	5,197
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.115	13.750	12.272	10.528
Value at End of Year	—	—	—	—	—	—	13.629	14.115	13.750	12.272
Ven 22, 20 No. of Units	—	—	—	—	—	—	216,709	346,040	534,149	500,094
Ven 24 No. of Units	—	—	—	—	—	—	5,170	6,251	6,960	18,118
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	13.956	13.622	12.182	10.472
Value at End of Year	—	—	—	—	—	—	13.448	13.956	13.622	12.182
No. of Units	—	—	—	—	—	—	1,762	3,247	2,639	4,470
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	13.837	13.527	12.115	10.430
Value at End of Year	—	—	—	—	—	—	13.314	13.837	13.527	12.115
No. of Units	—	—	—	—	—	—	13,446	20,254	24,039	74,344
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.115	13.750	12.272	10.528
Value at End of Year	—	—	—	—	—	—	13.629	14.115	13.750	12.272
Ven 7, 8 No. of Units	—	—	—	—	—	—	24,940	36,763	84,204	95,160
Ven 9 No. of Units	—	—	—	—	—	—	3,781	6,083	14,714	45,222
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.115	13.750	12.272	10.528
Value at End of Year	—	—	—	—	—	—	13.629	14.115	13.750	12.272
No. of Units	—	—	—	—	—	—	388	421	645	3,340
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	17.931	17.519	15.668	13.478
Value at End of Year	—	—	—	—	—	—	17.292	17.931	17.519	15.668
Ven 22, 20 No. of Units	—	—	—	—	—	—	102,071	111,286	154,140	126,713
Ven 24 No. of Units	—	—	—	—	—	—	8,890	12,240	22,336	13,437
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	17.765	17.392	15.586	13.434
Value at End of Year	—	—	—	—	—	—	17.099	17.765	17.392	15.586
No. of Units	—	—	—	—	—	—	6,267	7,989	4,330	2,244
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	17.642	17.298	15.524	13.401
Value at End of Year	—	—	—	—	—	—	16.955	17.642	17.298	15.524
No. of Units	—	—	—	—	—	—	18,010	20,051	22,978	28,268

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	17.519	—	—
Value at End of Year	—	—	—	—	—	—	—	17.931	—	—
No. of Units	—	—	—	—	—	—	—	69	—	—
Real Estate Securities Trust - Series I Shares (units first credited 01-01-1997)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.175	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	16.175	—	—	—	—	—	—	—	—
Venture No. of Units	—	15	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461	19.555
Value at End of Year	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461
Ven 22, 20 No. of Units	472,357	541,332	627,133	765,426	837,750	1,022,417	1,409,793	2,158,440	2,467,720	3,021,827
Ven 24 No. of Units	13,090	13,843	15,442	19,479	21,610	26,244	35,644	66,221	64,124	76,166
Ven 22, 20 Contracts with GEM
Value at Start of Year	34.581	29.969	27.819	21.879	17.079	28.652	34.502	25.384	23.060	17.747
Value at End of Year	33.998	34.581	29.969	27.819	21.879	17.079	28.652	34.502	25.384	23.060
No. of Units	9,253	10,286	13,525	15,495	18,400	19,111	31,921	40,443	47,141	52,287
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	36.491	31.672	29.443	23.191	18.131	30.462	36.738	27.069	24.628	18.982
Value at End of Year	35.821	36.491	31.672	29.443	23.191	18.131	30.462	36.738	27.069	24.628
No. of Units	17,017	19,850	23,816	35,614	47,720	54,997	101,928	128,963	137,307	140,916
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461	19.555
Value at End of Year	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461
Ven 7, 8 No. of Units	90,392	100,640	122,714	140,109	159,953	217,057	275,438	413,963	445,869	556,511
Ven 9 No. of Units	27,558	29,265	33,483	40,276	43,068	46,446	55,285	91,408	108,497	149,698
Ven 3 Contracts with no Optional Riders
Value at Start of Year	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461	19.555
Value at End of Year	38.219	38.798	33.556	31.086	24.400	19.009	31.825	38.246	28.083	25.461
No. of Units	9,999	7,667	9,146	9,837	13,574	15,355	20,327	22,541	29,074	38,556
Real Estate Securities Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	15.968	13.796	12.776	10.028	7.801	13.060	15.686	12.500	—	—
Value at End of Year	15.726	15.968	13.796	12.776	10.028	7.801	13.060	15.686	—	—
Venture No. of Units	142,623	180,938	185,937	231,709	246,757	174,062	141,443	62,641	—	—
NY Venture No. of Units	15,395	15,978	16,603	23,922	23,541	19,096	12,985	2,008	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.836	—	—	—	—	—	—	—	—	—
Value at End of Year	12.660	—	—	—	—	—	—	—	—	—
Venture No. of Units	27,710	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	243	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	31.641	27.406	25.442	20.020	15.612	26.205	31.552	23.215	21.084	16.227
Value at End of Year	31.083	31.641	27.406	25.442	20.020	15.612	26.205	31.552	23.215	21.084
Ven 22, 20 No. of Units	316,343	403,024	490,468	589,120	681,549	701,546	792,182	987,817	969,057	1,040,281
Ven 24 No. of Units	76,948	95,680	70,091	94,538	114,278	109,242	128,992	140,669	151,333	155,993
Ven 22, 20 Contracts with GEM
Value at Start of Year	30.974	26.883	25.006	19.716	15.406	25.911	31.261	23.047	20.973	16.174
Value at End of Year	30.367	30.974	26.883	25.006	19.716	15.406	25.911	31.261	23.047	20.973
No. of Units	11,720	13,798	20,776	22,012	23,628	29,425	29,961	49,570	46,641	51,832
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.599	13.525	12.568	9.900	7.728	12.984	15.649	12.500	—	—
Value at End of Year	15.309	15.599	13.525	12.568	9.900	7.728	12.984	15.649	—	—
No. of Units	17,051	19,767	20,747	22,372	19,692	18,919	23,812	11,912	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.756	—	—	—	—	—	—	—	—	—
Value at End of Year	15.486	—	—	—	—	—	—	—	—	—
No. of Units	4,234	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	30.483	26.497	24.683	19.491	15.254	25.693	31.045	22.922	20.890	16.134
Value at End of Year	29.841	30.483	26.497	24.683	19.491	15.254	25.693	31.045	22.922	20.890
No. of Units	54,825	58,241	75,052	94,836	107,238	119,689	149,193	177,935	184,545	164,568
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.756	13.641	12.657	9.955	7.759	13.017	15.665	12.500	—	—
Value at End of Year	15.486	15.756	13.641	12.657	9.955	7.759	13.017	15.665	—	—
Venture No. of Units	90,619	112,737	125,215	152,957	155,871	113,782	97,687	65,267	—	—
NY Venture No. of Units	3,805	7,859	8,541	8,982	9,935	5,816	4,710	2,317	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.834	—	—	—	—	—	—	—	—	—
Value at End of Year	12.633	—	—	—	—	—	—	—	—	—
Venture No. of Units	20,343	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,918	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	30.646	26.625	24.790	19.566	15.304	25.766	31.117	12.500	—	—
Value at End of Year	30.016	30.646	26.625	24.790	19.566	15.304	25.766	31.117	—	—
NY Venture No. of Units	7,622	9,292	10,374	12,945	14,644	16,115	27,039	2,184	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	31.139	—	—	—	—	—	—	—	—	—
Value at End of Year	30.545	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,088	—	—	—	—	—	—	—	—	—
Real Return Bond Trust - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916	12.980
Value at End of Year	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916
Ven 22, 20 No. of Units	741,406	1,101,920	1,234,688	1,398,382	1,712,463	1,779,315	1,660,995	1,929,837	2,383,285	2,285,856
Ven 24 No. of Units	98,005	136,685	144,291	185,723	224,112	246,730	233,508	260,533	344,643	253,165
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.139	17.912	16.270	15.213	12.966	14.894	13.624	13.816	13.870	12.963
Value at End of Year	17.060	19.139	17.912	16.270	15.213	12.966	14.894	13.624	13.816	13.870
No. of Units	36,424	47,863	59,319	65,908	142,892	159,104	73,752	79,339	84,380	80,862
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.863	17.681	16.084	15.062	12.856	14.790	13.549	13.761	13.836	12.950
Value at End of Year	16.789	18.863	17.681	16.084	15.062	12.856	14.790	13.549	13.761	13.836
No. of Units	58,355	103,045	118,126	149,884	172,226	211,011	182,542	201,762	295,708	225,233
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916	12.980
Value at End of Year	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	256,919	271,910
Ven 9 No. of Units	22,374	31,684	33,118	34,692	52,644	71,360	53,732	35,151	54,211	42,216
No. of Units	84,631	147,406	146,440	162,826	167,442	178,919	178,184	198,123	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916	12.980
Value at End of Year	17.427	19.512	18.225	16.521	15.417	13.113	15.033	13.724	13.890	13.916
No. of Units	6,442	15,217	18,653	13,028	9,654	11,561	8,755	7,753	10,151	13,885
Science & Technology Trust - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.451	15.106	16.605	4.014	2.475	15.208	3.832	12.397	12.314	12.380
Value at End of Year	23.284	16.451	15.106	16.605	4.014	2.475	15.208	3.832	12.397	12.314
Ven 22, 20 No. of Units	2,450,497	2,776,497	3,175,726	3,750,607	4,376,357	5,176,584	6,806,107	9,722,171	12,138,118	14,868,449
Ven 24 No. of Units	91,935	100,523	118,599	158,880	168,621	194,530	246,061	330,252	391,028	445,661
Ven 22, 20 Contracts with GEM
Value at Start of Year	7.203	6.627	7.299	5.952	3.677	6.725	5.716	5.504	5.479	5.519
Value at End of Year	10.174	7.203	6.627	7.299	5.952	3.677	6.725	5.716	5.504	5.479
No. of Units	32,142	34,213	41,919	71,447	80,933	81,924	60,708	95,637	96,482	113,873
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	5.662	5.218	5.756	4.700	2.908	5.327	4.535	4.373	4.359	4.398
Value at End of Year	7.986	5.662	5.218	5.756	4.700	2.908	5.327	4.535	4.373	4.359
No. of Units	107,342	126,246	166,661	228,637	341,907	417,610	524,917	614,272	791,932	929,793

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397	12.314	12.380
Value at End of Year	23.284	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397	12.314
Ven 7, 8 No. of Units	301,309	359,520	404,304	475,792	544,168	603,364	781,786	906,996	1,255,722	1,735,922
Ven 9 No. of Units	145,235	165,533	194,136	233,521	259,293	280,594	360,545	481,861	594,757	760,249
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397	12.314	12.380
Value at End of Year	23.284	16.451	15.106	16.605	13.512	8.331	15.208	12.900	12.397	12.314
No. of Units	37,085	38,295	39,720	46,749	85,714	52,769	64,672	56,074	69,273	88,611
Science & Technology Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.188	14.856	16.330	13.280	8.184	14.928	12.661	12.500	—	—
Value at End of Year	22.926	16.188	14.856	16.330	13.280	8.184	14.928	12.661	—	—
Venture No. of Units	70,793	87,662	95,954	121,703	115,646	76,659	68,166	18,086	—	—
NY Venture No. of Units	2,893	4,161	4,470	7,094	6,804	6,278	7,090	2,875	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.732	—	—	—	—	—	—	—	—	—
Value at End of Year	18.059	—	—	—	—	—	—	—	—	—
Venture No. of Units	17,589	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,026	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.041	16.599	18.291	14.912	9.213	16.847	14.325	13.785	13.729	13.814
Value at End of Year	25.487	18.041	16.599	18.291	14.912	9.213	16.847	14.325	13.785	13.729
Ven 22, 20 No. of Units	430,239	524,806	657,441	805,632	925,319	830,540	1,007,506	1,027,513	1,001,616	1,058,705
Ven 24 No. of Units	85,724	122,577	115,574	179,369	170,729	163,297	185,700	189,106	187,671	192,794
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.661	16.282	17.978	14.686	9.092	16.658	14.193	13.685	13.656	13.769
Value at End of Year	24.900	17.661	16.282	17.978	14.686	9.092	16.658	14.193	13.685	13.656
No. of Units	13,654	15,608	20,338	31,668	34,470	36,975	47,723	48,397	44,591	42,493
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	15.814	14.564	16.065	13.111	8.108	14.841	12.632	12.500	—	—
Value at End of Year	22.318	15.814	14.564	16.065	13.111	8.108	14.841	12.632	—	—
No. of Units	5,887	8,969	8,845	9,028	9,575	7,603	5,188	37	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	15.973	—	—	—	—	—	—	—	—	—
Value at End of Year	22.577	—	—	—	—	—	—	—	—	—
No. of Units	319	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.381	16.048	17.746	14.519	9.002	16.517	14.094	13.611	13.602	13.735
Value at End of Year	24.469	17.381	16.048	17.746	14.519	9.002	16.517	14.094	13.611	13.602
No. of Units	33,826	45,978	50,475	60,439	68,827	61,503	80,450	77,237	80,587	144,456
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	15.973	14.689	16.178	13.183	8.141	14.878	12.645	12.500	—	—
Value at End of Year	22.577	15.973	14.689	16.178	13.183	8.141	14.878	12.645	—	—
Venture No. of Units	50,547	53,356	82,434	148,216	137,860	114,921	105,574	11,725	—	—
NY Venture No. of Units	4,841	8,131	7,923	7,642	9,905	3,790	7,125	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.731	—	—	—	—	—	—	—	—	—
Value at End of Year	18.021	—	—	—	—	—	—	—	—	—
Venture No. of Units	8,468	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.474	16.126	17.823	14.574	9.031	16.564	14.127	12.500	—	—
Value at End of Year	24.612	17.474	16.126	17.823	14.574	9.031	16.564	14.127	—	—
NY Venture No. of Units	12,664	13,788	14,355	12,376	13,587	902	3,140	135	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	17.755	—	—	—	—	—	—	—	—	—
Value at End of Year	25.046	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	747	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.041	16.599	18.291	14.912	9.213	16.847	14.325	13.785	—	—
Value at End of Year	25.487	18.041	16.599	18.291	14.912	9.213	16.847	14.325	—	—
Ven 9 No. of Units	175	180	185	191	196	201	207	212	—	—
Short Term Government Income Trust - Series I Shares (units first credited 05-03-2010)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.757	12.783	12.613	12.500	—	—	—	—	—	—
Value at End of Year	12.470	12.757	12.783	12.613	—	—	—	—	—	—
Ven 22, 20 No. of Units	1,534,492	1,641,747	1,914,364	2,303,924	—	—	—	—	—	—
Ven 24 No. of Units	49,369	67,653	74,830	93,268	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.689	12.740	12.596	12.500	—	—	—	—	—	—
Value at End of Year	12.379	12.689	12.740	12.596	—	—	—	—	—	—
No. of Units	15,060	23,600	26,166	28,935	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.638	12.708	12.584	12.500	—	—	—	—	—	—
Value at End of Year	12.311	12.638	12.708	12.584	—	—	—	—	—	—
No. of Units	98,995	127,807	151,694	213,029	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.757	12.783	12.613	12.500	—	—	—	—	—	—
Value at End of Year	12.470	12.757	12.783	12.613	—	—	—	—	—	—
Ven 7, 8 No. of Units	643,035	806,645	945,848	1,152,373	—	—	—	—	—	—
Ven 9 No. of Units	196,853	420,085	444,292	494,189	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.757	12.783	12.613	12.500	—	—	—	—	—	—
Value at End of Year	12.470	12.757	12.783	12.613	—	—	—	—	—	—
No. of Units	89,814	88,395	120,205	122,302	—	—	—	—	—	—
Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.775	12.795	12.619	12.500	—	—	—	—	—	—
Value at End of Year	12.495	12.775	12.795	12.619	—	—	—	—	—	—
Venture No. of Units	202,780	232,365	247,867	289,010	—	—	—	—	—	—
NY Venture No. of Units	5,187	6,750	7,330	5,174	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.472	—	—	—	—	—	—	—	—	—
Value at End of Year	12.217	—	—	—	—	—	—	—	—	—
Venture No. of Units	14,965	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.690	12.742	12.598	12.500	—	—	—	—	—	—
Value at End of Year	12.381	12.690	12.742	12.598	—	—	—	—	—	—
Ven 22, 20 No. of Units	366,059	420,128	505,042	747,829	—	—	—	—	—	—
Ven 24 No. of Units	101,292	135,792	138,678	232,679	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.622	12.699	12.581	12.500	—	—	—	—	—	—
Value at End of Year	12.290	12.622	12.699	12.581	—	—	—	—	—	—
No. of Units	20,726	24,239	36,364	77,568	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.656	12.720	12.589	12.500	—	—	—	—	—	—
Value at End of Year	12.335	12.656	12.720	12.589	—	—	—	—	—	—
No. of Units	15,119	18,232	20,063	20,239	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.707	—	—	—	—	—	—	—	—	—
Value at End of Year	12.403	—	—	—	—	—	—	—	—	—
No. of Units	636	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.572	12.667	12.568	12.500	—	—	—	—	—	—
Value at End of Year	12.223	12.572	12.667	12.568	—	—	—	—	—	—
No. of Units	134,051	273,411	330,164	386,663	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.707	12.752	12.602	12.500	—	—	—	—	—	—
Value at End of Year	12.403	12.707	12.752	12.602	—	—	—	—	—	—
Venture No. of Units	32,003	200,929	225,986	240,402	—	—	—	—	—	—
NY Venture No. of Units	119,005	14,163	13,678	107,752	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.470	—	—	—	—	—	—	—	—	—
Value at End of Year	12.191	—	—	—	—	—	—	—	—	—
Venture No. of Units	96,397	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.589	12.678	12.572	12.500	—	—	—	—	—	—
Value at End of Year	12.245	12.589	12.678	12.572	—	—	—	—	—	—
NY Venture No. of Units	4,722	4,531	2,726	4,692	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.690	12.742	12.598	12.500	—	—	—	—	—	—
Value at End of Year	12.381	12.690	12.742	12.598	—	—	—	—	—	—
No. of Units	21,957	21,957	21,957	21,957	—	—	—	—	—	—
Small Cap Growth Trust - Series I Shares (units first credited 04-29-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.683	17.166	18.720	—	—	—	—	—	—	—
Value at End of Year	27.909	19.683	17.166	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	292,492	259,435	281,775	—	—	—	—	—	—	—
Ven 24 No. of Units	7,529	7,821	8,554	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.383	16.939	18.509	—	—	—	—	—	—	—
Value at End of Year	27.429	19.383	16.939	—	—	—	—	—	—	—
No. of Units	6,851	4,794	3,821	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.161	16.770	18.353	—	—	—	—	—	—	—
Value at End of Year	27.075	19.161	16.770	—	—	—	—	—	—	—
No. of Units	3,839	5,117	7,190	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	19.683	17.166	18.720	—	—	—	—	—	—	—
Value at End of Year	27.909	19.683	17.166	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	53,302	48,643	51,001	—	—	—	—	—	—	—
Ven 9 No. of Units	10,761	10,501	11,867	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	19.683	17.166	18.720	—	—	—	—	—	—	—
Value at End of Year	27.909	19.683	17.166	—	—	—	—	—	—	—
No. of Units	11,512	13,028	12,930	—	—	—	—	—	—	—
Small Cap Growth Trust - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.040	12.214	13.286	11.043	8.310	13.963	12.416	12.500	—	—
Value at End of Year	19.957	14.040	12.214	13.286	11.043	8.310	13.963	12.416	—	—
Venture No. of Units	82,917	107,076	118,770	131,554	136,995	117,762	91,005	32,696	—	—
NY Venture No. of Units	5,117	7,595	11,662	12,087	11,606	10,016	7,869	233	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.917	—	—	—	—	—	—	—	—	—
Value at End of Year	18.389	—	—	—	—	—	—	—	—	—
Venture No. of Units	17,965	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	909	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.683	17.166	18.720	15.598	11.767	19.823	17.670	15.827	12.500	—
Value at End of Year	27.909	19.683	17.166	18.720	15.598	11.767	19.823	17.670	15.827	—
Ven 22, 20 No. of Units	151,479	166,568	213,343	461,784	494,560	604,443	590,697	529,795	443,927	—
Ven 24 No. of Units	35,503	35,747	35,039	32,581	31,791	40,485	23,374	20,463	7,636	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.383	16.939	18.509	15.453	11.681	19.717	17.611	15.806	12.500	—
Value at End of Year	27.429	19.383	16.939	18.509	15.453	11.681	19.717	17.611	15.806	—
No. of Units	12,486	13,722	19,689	33,171	23,608	25,029	10,227	11,121	5,363	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	13.715	11.974	13.071	10.902	8.232	13.882	12.387	12.500	—	—
Value at End of Year	19.428	13.715	11.974	13.071	10.902	8.232	13.882	12.387	—	—
No. of Units	7,747	6,709	7,711	7,794	9,352	9,797	10,595	64	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	13.853	—	—	—	—	—	—	—	—	—
Value at End of Year	19.653	—	—	—	—	—	—	—	—	—
No. of Units	95	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.161	16.770	18.353	15.345	11.617	19.639	17.568	15.790	12.500	—
Value at End of Year	27.075	19.161	16.770	18.353	15.345	11.617	19.639	17.568	15.790	—
No. of Units	8,191	11,124	20,622	22,069	23,029	38,133	26,530	19,352	8,107	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	13.853	12.076	13.163	10.962	8.265	13.917	12.399	12.500	—	—
Value at End of Year	19.653	13.853	12.076	13.163	10.962	8.265	13.917	12.399	—	—
Venture No. of Units	76,756	94,939	102,125	103,793	105,591	106,892	64,084	41,798	—	—
NY Venture No. of Units	8,349	10,252	9,724	9,786	9,998	6,172	5,892	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.916	—	—	—	—	—	—	—	—	—
Value at End of Year	18.350	—	—	—	—	—	—	—	—	—
Venture No. of Units	19,414	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,232	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.235	16.826	18.405	15.381	11.638	19.665	17.582	12.500	—	—
Value at End of Year	27.192	19.235	16.826	18.405	15.381	11.638	19.665	17.582	—	—
NY Venture No. of Units	2,294	4,515	4,630	5,236	3,099	4,628	5,417	2,888	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	19.458	—	—	—	—	—	—	—	—	—
Value at End of Year	27.548	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,276	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	15.598	11.767	19.823	17.670	15.827	12.500	—
Value at End of Year	—	—	—	18.720	15.598	11.767	19.823	17.670	15.827	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	41,283	—
Ven 9 No. of Units	—	—	—	14,233	15,129	21,040	13,984	14,417	8,770	—
No. of Units	—	—	—	53,174	56,162	53,187	62,063	58,949	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	15.598	11.767	19.823	17.670	15.827	12.500	—
Value at End of Year	—	—	—	18.720	15.598	11.767	19.823	17.670	15.827	—
No. of Units	—	—	—	12,193	11,955	6,435	4,743	6,630	801	—
Small Cap Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946	12.919
Value at End of Year	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946
Ven 22, 20 No. of Units	281,612	295,582	350,477	413,505	451,424	528,179	710,455	987,319	1,174,571	1,386,012
Ven 24 No. of Units	4,726	5,008	5,084	5,683	10,672	11,544	17,468	16,850	17,338	22,914
Ven 22, 20 Contracts with GEM
Value at Start of Year	18.862	16.510	17.566	14.125	11.333	17.374	18.046	15.591	15.248	13.206
Value at End of Year	25.731	18.862	16.510	17.566	14.125	11.333	17.374	18.046	15.591	15.248
No. of Units	1,549	1,740	2,015	2,721	3,501	3,761	16,568	22,406	28,106	26,571
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.553	16.263	17.330	13.956	11.214	17.218	17.911	15.497	15.179	13.167
Value at End of Year	25.272	18.553	16.263	17.330	13.956	11.214	17.218	17.911	15.497	15.179
No. of Units	6,766	8,489	17,863	24,787	23,289	31,340	40,760	43,944	53,035	58,468
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946	12.919
Value at End of Year	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946
Ven 7, 8 No. of Units	31,754	36,625	47,517	51,696	53,582	81,341	93,024	123,307	162,358	184,457
Ven 9 No. of Units	4,469	4,473	3,116	5,476	6,651	7,765	14,146	20,506	24,262	41,083

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946	12.919
Value at End of Year	25.681	18.787	16.411	17.427	13.985	11.198	17.132	17.760	15.313	14.946
No. of Units	3,574	3,616	4,161	4,217	5,100	5,893	8,053	8,826	9,254	8,875
Small Cap Index Trust - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	19.460	17.040	18.121	14.573	11.697	17.928	18.620	16.090	15.734	13.623
Value at End of Year	26.547	19.460	17.040	18.121	14.573	11.697	17.928	18.620	16.090	15.734
Ven 22, 20 No. of Units	267,898	334,421	355,805	404,971	386,087	395,732	431,514	474,193	506,650	457,470
Ven 24 No. of Units	70,043	74,568	77,877	88,308	88,392	92,528	92,401	109,509	128,755	136,174
Ven 22, 20 Contracts with GEM
Value at Start of Year	19.050	16.714	17.810	14.352	11.543	17.727	18.448	15.974	15.651	13.578
Value at End of Year	25.936	19.050	16.714	17.810	14.352	11.543	17.727	18.448	15.974	15.651
No. of Units	7,210	6,114	26,138	12,719	13,377	18,095	19,900	18,077	30,424	35,716
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	18.748	16.474	17.581	14.188	11.428	17.578	18.321	15.887	15.590	13.545
Value at End of Year	25.487	18.748	16.474	17.581	14.188	11.428	17.578	18.321	15.887	15.590
No. of Units	37,140	26,060	31,217	37,374	48,108	50,419	56,686	67,913	57,996	83,685
Small Cap Opportunities Trust - Series I Shares (units first credited 05-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
Value at Start of Year	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	12.500	—
Value at End of Year	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	—
Ven 22, 20 No. of Units	998,155	470,977	559,734	735,539	825,842	991,035	1,311,463	1,870,458	2,352,572	—
Ven 24 No. of Units	29,687	15,561	15,721	35,342	28,235	28,781	36,892	52,375	61,381	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.472	20.414	21.420	16.785	12.741	22.374	24.623	22.651	12.500	—
Value at End of Year	32.376	23.472	20.414	21.420	16.785	12.741	22.374	24.623	22.651	—
No. of Units	5,179	2,101	2,391	2,480	2,725	3,382	9,630	12,123	16,481	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	23.134	20.150	21.175	16.618	12.633	22.218	24.488	22.561	12.500	—
Value at End of Year	31.862	23.134	20.150	21.175	16.618	12.633	22.218	24.488	22.561	—
No. of Units	22,952	12,420	15,646	21,116	25,155	38,770	47,695	54,664	69,520	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	12.500	—
Value at End of Year	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	—
Ven 7, 8 No. of Units	132,536	50,006	60,018	76,170	74,314	99,960	125,776	164,170	228,779	—
Ven 9 No. of Units	57,519	19,050	19,808	25,863	25,293	26,525	32,954	40,064	54,839	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	12.500	—
Value at End of Year	33.074	23.930	20.771	21.751	17.010	12.886	22.583	24.803	22.771	—
No. of Units	13,185	2,826	7,028	27,771	4,873	5,256	7,556	16,253	22,905	—
Small Cap Opportunities Trust - Series II Shares (units first credited 05-05-2003)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	11.865	10.293	10.769	8.423	6.377	11.172	12.258	12.500	—	—
Value at End of Year	16.412	11.865	10.293	10.769	8.423	6.377	11.172	12.258	—	—
Venture No. of Units	54,941	83,889	90,255	106,366	88,157	58,244	46,082	24,645	—	—
NY Venture No. of Units	1,074	1,596	4,368	6,096	9,908	5,216	5,052	550	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.880	—	—	—	—	—	—	—	—	—
Value at End of Year	17.843	—	—	—	—	—	—	—	—	—
Venture No. of Units	16,483	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	381	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742	21.431	17.320
Value at End of Year	32.510	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742	21.431
Ven 22, 20 No. of Units	394,144	296,630	336,442	406,610	447,848	472,544	521,836	582,027	638,341	419,738
Ven 24 No. of Units	126,519	111,852	115,265	134,159	148,480	160,313	153,353	169,464	167,805	59,686
Ven 22, 20 Contracts with GEM
Value at Start of Year	23.110	20.139	21.167	16.629	12.647	22.256	24.532	22.621	21.360	17.298
Value at End of Year	31.824	23.110	20.139	21.167	16.629	12.647	22.256	24.532	22.621	21.360
No. of Units	38,877	30,284	32,689	31,340	32,777	34,220	36,355	35,599	42,847	11,738

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	11.591	10.090	10.595	8.315	6.318	11.107	12.230	12.500	—	—
Value at End of Year	15.977	11.591	10.090	10.595	8.315	6.318	11.107	12.230	—	—
No. of Units	988	2,595	2,836	2,785	3,587	3,768	3,211	1,063	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	11.707	—	—	—	—	—	—	—	—	—
Value at End of Year	16.162	—	—	—	—	—	—	—	—	—
No. of Units	949	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.777	19.879	20.925	9.723	7.406	22.101	24.398	22.531	21.307	17.281
Value at End of Year	31.319	22.777	19.879	20.925	9.723	7.406	22.101	24.398	22.531	21.307
No. of Units	30,448	24,520	30,752	35,578	42,664	45,820	47,809	43,599	52,690	19,905
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	11.707	10.176	10.669	8.361	6.343	11.135	12.242	12.500	—	—
Value at End of Year	16.162	11.707	10.176	10.669	8.361	6.343	11.135	12.242	—	—
Venture No. of Units	19,975	26,849	29,087	24,347	24,074	20,008	17,603	13,445	—	—
NY Venture No. of Units	1,073	1,729	1,725	1,719	2,132	2,224	684	636	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.878	—	—	—	—	—	—	—	—	—
Value at End of Year	17.805	—	—	—	—	—	—	—	—	—
Venture No. of Units	7,266	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	356	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.888	19.965	21.005	16.518	12.576	22.153	24.443	12.500	—	—
Value at End of Year	31.486	22.888	19.965	21.005	16.518	12.576	22.153	24.443	—	—
NY Venture No. of Units	1,015	1,118	1,161	1,213	85	87	85	78	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	23.222	—	—	—	—	—	—	—	—	—
Value at End of Year	31.994	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	56	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742	21.431	17.320
Value at End of Year	32.510	23.561	20.491	21.494	16.852	12.791	22.465	24.712	22.742	21.431
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	41,815
Ven 9 No. of Units	196	207	215	226	238	249	264	275	286	8,878
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.320
Value at End of Year	—	—	—	—	—	—	—	—	—	21.431
No. of Units	—	—	—	—	—	—	—	—	—	302
Small Cap Trust (merged into Small Cap Growth Trust eff 11-07-2008) - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	15.007	14.168	12.500	—
Value at End of Year	—	—	—	—	—	—	14.840	15.007	14.168	—
Ven 22, 20 No. of Units	—	—	—	—	—	—	22,465	28,453	11,583	—
Ven 24 No. of Units	—	—	—	—	—	—	928	1,006	1,089	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	14.957	14.117	—	—
Value at End of Year	—	—	—	—	—	—	14.761	14.957	—	—
No. of Units	—	—	—	—	—	—	55	55	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.920	14.135	12.500	—
Value at End of Year	—	—	—	—	—	—	14.702	14.920	14.135	—
No. of Units	—	—	—	—	—	—	431	711	429	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	15.007	14.168	12.500	—
Value at End of Year	—	—	—	—	—	—	14.840	15.007	14.168	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	527	—
No. of Units	—	—	—	—	—	—	6,974	1,227	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Small Cap Value Trust - Series II Shares (units first credited 04-29-2005)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	17.070	14.950	14.996	12.046	9.491	13.021	13.599	12.500	—	—
Value at End of Year	22.444	17.070	14.950	14.996	12.046	9.491	13.021	13.599	—	—
Venture No. of Units	116,828	139,443	150,988	170,114	160,740	142,180	112,226	27,797	—	—
NY Venture No. of Units	10,132	22,067	23,062	24,621	24,974	11,693	10,585	871	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.891	—	—	—	—	—	—	—	—	—
Value at End of Year	16.975	—	—	—	—	—	—	—	—	—
Venture No. of Units	15,474	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,091	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	12.500	—
Value at End of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	—
Ven 22, 20 No. of Units	468,182	528,416	596,108	678,366	661,239	1,147,688	1,448,803	1,409,877	889,555	—
Ven 24 No. of Units	34,005	38,007	44,860	43,183	41,141	62,463	49,904	28,700	14,218	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.379	17.929	18.066	14.577	11.537	15.899	16.681	14.239	12.500	—
Value at End of Year	26.674	20.379	17.929	18.066	14.577	11.537	15.899	16.681	14.239	—
No. of Units	8,205	10,096	10,908	18,206	10,176	13,694	38,453	36,478	20,688	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.675	14.656	14.753	11.892	9.403	12.945	13.568	12.500	—	—
Value at End of Year	21.849	16.675	14.656	14.753	11.892	9.403	12.945	13.568	—	—
No. of Units	7,720	13,396	14,200	15,310	19,872	18,663	16,410	3,185	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.843	—	—	—	—	—	—	—	—	—
Value at End of Year	22.102	—	—	—	—	—	—	—	—	—
No. of Units	4,173	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.145	17.751	17.913	14.475	11.474	15.836	16.639	14.225	12.500	—
Value at End of Year	26.330	20.145	17.751	17.913	14.475	11.474	15.836	16.639	14.225	—
No. of Units	38,291	23,299	26,730	35,117	35,164	39,356	50,611	33,045	21,703	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.843	14.782	14.857	11.958	9.440	12.978	13.581	12.500	—	—
Value at End of Year	22.102	16.843	14.782	14.857	11.958	9.440	12.978	13.581	—	—
Venture No. of Units	81,732	103,314	115,986	115,471	112,887	96,512	80,851	21,685	—	—
NY Venture No. of Units	6,319	7,495	8,061	8,036	8,122	5,197	4,801	2,136	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.889	—	—	—	—	—	—	—	—	—
Value at End of Year	16.938	—	—	—	—	—	—	—	—	—
Venture No. of Units	9,096	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	415	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	20.223	17.810	17.963	14.509	11.495	15.857	16.653	12.500	—	—
Value at End of Year	26.444	20.223	17.810	17.963	14.509	11.495	15.857	16.653	—	—
NY Venture No. of Units	3,305	3,578	4,179	4,358	3,195	5,597	4,396	172	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	20.457	—	—	—	—	—	—	—	—	—
Value at End of Year	26.790	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	99	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	12.500	—
Value at End of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	101,990	—
Ven 9 No. of Units	16,905	21,018	29,745	34,788	30,746	35,736	24,600	22,786	6,758	—
No. of Units	72,243	76,176	95,627	105,428	107,570	164,728	157,980	187,936	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	12.500	—
Value at End of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	16.736	14.258	—
No. of Units	16,426	17,125	19,365	16,207	17,038	11,133	33,638	34,123	18,779	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Small Company Blend Trust (merged into Small Cap Opportunities Trust eff 05-01-2005) - Series I Shares (units first credited 05-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.276
Value at End of Year	—	—	—	—	—	—	—	—	—	12.976
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	4,325,397
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	123,464
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	10.760
Value at End of Year	—	—	—	—	—	—	—	—	—	11.350
No. of Units	—	—	—	—	—	—	—	—	—	36,131
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.284
Value at End of Year	—	—	—	—	—	—	—	—	—	9.778
No. of Units	—	—	—	—	—	—	—	—	—	161,796
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.276
Value at End of Year	—	—	—	—	—	—	—	—	—	12.976
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	407,278
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	87,479
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.276
Value at End of Year	—	—	—	—	—	—	—	—	—	12.976
No. of Units	—	—	—	—	—	—	—	—	—	32,576
Small Company Blend Trust (merged into Small Cap Opportunities Trust eff 05-01-2005) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.514
Value at End of Year	—	—	—	—	—	—	—	—	—	13.207
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	923,738
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	175,142
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.473
Value at End of Year	—	—	—	—	—	—	—	—	—	13.137
No. of Units	—	—	—	—	—	—	—	—	—	35,098
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.443
Value at End of Year	—	—	—	—	—	—	—	—	—	13.086
No. of Units	—	—	—	—	—	—	—	—	—	71,596
Small Company Trust (merged into Small Company Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	15.059	16.373	15.751	15.070	12.500
Value at End of Year	—	—	—	—	—	8.419	15.059	16.373	15.751	15.070
Ven 22, 20 No. of Units	—	—	—	—	—	110,260	128,244	211,447	711,441	156,818
Ven 24 No. of Units	—	—	—	—	—	4,141	6,746	8,719	9,002	3,424
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	14.949	16.286	15.699	15.050	12.500
Value at End of Year	—	—	—	—	—	8.341	14.949	16.286	15.699	15.050
No. of Units	—	—	—	—	—	520	509	493	5,280	5,951
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	14.867	16.221	15.660	15.035	12.500
Value at End of Year	—	—	—	—	—	8.282	14.867	16.221	15.660	15.035
No. of Units	—	—	—	—	—	331	1,140	1,759	3,000	431
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	15.059	16.373	15.751	15.070	12.500
Value at End of Year	—	—	—	—	—	8.419	15.059	16.373	15.751	15.070
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	91,974	27,170
Ven 9 No. of Units	—	—	—	—	—	1,494	1,770	2,002	13,958	570
No. of Units	—	—	—	—	—	12,862	14,894	23,614	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	15.059	16.373	15.751	15.070	12.500
Value at End of Year	—	—	—	—	—	8.419	15.059	16.373	15.751	15.070
No. of Units	—	—	—	—	—	1,390	1,391	1,392	2,092	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Small Company Value Trust - Series I Shares (units first credited 10-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719	15.974
Value at End of Year	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719
Ven 22, 20 No. of Units	879,915	984,611	1,167,231	1,361,761	1,633,501	2,043,615	2,879,871	4,102,170	5,175,570	6,627,653
Ven 24 No. of Units	27,438	31,850	38,963	49,245	56,651	66,461	80,449	105,037	126,730	144,770
Ven 22, 20 Contracts with GEM
Value at Start of Year	27.139	23.714	24.321	20.364	16.206	22.575	23.219	20.441	19.405	15.750
Value at End of Year	35.151	27.139	23.714	24.321	20.364	16.206	22.575	23.219	20.441	19.405
No. of Units	9,571	10,080	14,526	19,147	26,548	34,164	42,713	48,731	59,073	70,066
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.858	25.254	25.940	21.752	17.336	24.187	24.914	21.966	20.883	16.976
Value at End of Year	37.322	28.858	25.254	25.940	21.752	17.336	24.187	24.914	21.966	20.883
No. of Units	29,318	33,761	49,069	59,907	80,767	109,811	152,439	183,259	228,275	246,837
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719	15.974
Value at End of Year	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719
Ven 7, 8 No. of Units	146,333	161,633	197,848	234,017	293,225	369,663	496,299	629,352	788,614	1,026,510
Ven 9 No. of Units	39,553	45,697	56,564	62,123	67,487	85,139	123,733	159,904	218,729	314,603
Ven 3 Contracts with no Optional Riders
Value at Start of Year	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719	15.974
Value at End of Year	36.369	28.023	24.438	25.014	20.902	16.601	23.079	23.690	20.813	19.719
No. of Units	21,895	24,966	28,559	27,232	30,532	44,056	37,297	47,755	54,697	77,298
Small Company Value Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.861	12.948	13.257	11.068	8.783	12.208	12.526	12.500	—	—
Value at End of Year	19.306	14.861	12.948	13.257	11.068	8.783	12.208	12.526	—	—
Venture No. of Units	120,025	162,263	180,558	197,958	209,068	193,885	139,212	53,536	—	—
NY Venture No. of Units	6,061	9,130	15,847	16,481	19,146	12,912	12,788	4,243	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.933	—	—	—	—	—	—	—	—	—
Value at End of Year	16.826	—	—	—	—	—	—	—	—	—
Venture No. of Units	34,831	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,572	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.210	20.273	20.808	17.417	13.855	19.306	19.859	17.480	16.600	13.474
Value at End of Year	30.076	23.210	20.273	20.808	17.417	13.855	19.306	19.859	17.480	16.600
Ven 22, 20 No. of Units	502,592	678,965	810,580	934,857	1,122,003	1,205,430	1,446,589	1,752,314	1,876,146	1,948,372
Ven 24 No. of Units	131,675	164,409	196,680	237,217	260,289	291,150	332,368	377,309	402,190	369,021
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.722	19.886	20.451	17.152	13.673	19.090	19.676	17.354	16.513	13.430
Value at End of Year	29.384	22.722	19.886	20.451	17.152	13.673	19.090	19.676	17.354	16.513
No. of Units	34,331	37,328	42,946	47,687	53,211	70,703	82,022	108,144	138,664	144,771
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.518	12.694	13.041	10.927	8.701	12.136	12.497	12.500	—	—
Value at End of Year	18.794	14.518	12.694	13.041	10.927	8.701	12.136	12.497	—	—
No. of Units	3,805	8,103	9,430	10,474	10,699	12,403	16,592	5,059	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.664	—	—	—	—	—	—	—	—	—
Value at End of Year	19.011	—	—	—	—	—	—	—	—	—
No. of Units	2,495	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.362	19.601	20.188	16.957	13.537	18.929	19.540	17.259	16.447	13.397
Value at End of Year	28.875	22.362	19.601	20.188	16.957	13.537	18.929	19.540	17.259	16.447
No. of Units	114,329	132,804	147,736	172,635	202,791	228,284	316,731	349,994	366,916	356,744
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.664	12.802	13.133	10.987	8.736	12.167	12.509	12.500	—	—
Value at End of Year	19.011	14.664	12.802	13.133	10.987	8.736	12.167	12.509	—	—
Venture No. of Units	55,732	83,296	85,534	88,532	94,870	70,758	55,691	35,728	—	—
NY Venture No. of Units	17,673	23,212	23,217	23,292	24,181	24,173	4,807	6,354	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.932	—	—	—	—	—	—	—	—	—
Value at End of Year	16.790	—	—	—	—	—	—	—	—	—
Venture No. of Units	21,715	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.481	19.695	20.275	17.022	13.582	18.982	19.585	12.500	—	—
Value at End of Year	29.044	22.481	19.695	20.275	17.022	13.582	18.982	19.585	—	—
NY Venture No. of Units	1,299	1,466	1,641	1,272	1,305	1,573	2,106	146	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.843	—	—	—	—	—	—	—	—	—
Value at End of Year	29.555	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	90	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	19.859	17.480	16.600	—
Value at End of Year	—	—	—	—	—	—	19.306	19.859	17.480	—
Ven 9 No. of Units	—	—	—	—	—	—	1,092	1,092	1,092	—
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series II Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.887	14.766	16.152	13.119	12.500	—	—	—	—	—
Value at End of Year	—	16.887	14.766	16.152	13.119	—	—	—	—	—
Ven 22, 20 No. of Units	—	269,511	317,569	364,521	431,249	—	—	—	—	—
Ven 24 No. of Units	—	73,881	82,044	108,040	103,287	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.781	14.704	16.116	13.116	12.500	—	—	—	—	—
Value at End of Year	—	16.781	14.704	16.116	13.116	—	—	—	—	—
No. of Units	—	17,556	25,096	26,845	26,924	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.703	14.657	16.088	13.113	12.500	—	—	—	—	—
Value at End of Year	—	16.703	14.657	16.088	13.113	—	—	—	—	—
No. of Units	—	22,641	26,654	33,948	37,913	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.887	14.766	16.152	13.119	12.500	—	—	—	—	—
Value at End of Year	—	16.887	14.766	16.152	13.119	—	—	—	—	—
No. of Units	—	151	151	151	152	—	—	—	—	—
Smaller Company Growth Trust (merged into Small Cap Opportunities Trust eff 12-06-2013) - Series I Shares (units first credited 11-16-2009)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	16.994	14.829	16.189	13.129	12.500	—	—	—	—	—
Value at End of Year	—	16.994	14.829	16.189	13.129	—	—	—	—	—
Ven 22, 20 No. of Units	—	938,204	1,077,510	1,332,808	1,549,950	—	—	—	—	—
Ven 24 No. of Units	—	22,715	28,362	48,487	46,228	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	16.888	14.766	16.152	13.125	12.500	—	—	—	—	—
Value at End of Year	—	16.888	14.766	16.152	13.125	—	—	—	—	—
No. of Units	—	5,103	7,941	12,602	17,748	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	16.809	14.719	16.125	13.123	12.500	—	—	—	—	—
Value at End of Year	—	16.809	14.719	16.125	13.123	—	—	—	—	—
No. of Units	—	18,842	20,157	26,093	38,967	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	16.994	14.829	16.189	13.129	12.500	—	—	—	—	—
Value at End of Year	—	16.994	14.829	16.189	13.129	—	—	—	—	—
Ven 7, 8 No. of Units	—	105,056	124,553	152,667	174,895	—	—	—	—	—
Ven 9 No. of Units	—	58,738	69,661	81,760	83,070	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	16.994	14.829	16.189	13.129	12.500	—	—	—	—	—
Value at End of Year	—	16.994	14.829	16.189	13.129	—	—	—	—	—
No. of Units	—	10,700	11,427	12,154	12,857	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Special Value Trust (merged into Small Cap Value Trust eff 11-09-2007) - Series II Shares (units first credited 05-05-2003)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.228	18.517	15.655
Value at End of Year	—	—	—	—	—	—	—	20.970	19.228	18.517
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	107,081	136,496	141,950
Ven 24 No. of Units	—	—	—	—	—	—	—	8,453	9,028	8,656
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	19.126	18.456	15.635
Value at End of Year	—	—	—	—	—	—	—	20.817	19.126	18.456
No. of Units	—	—	—	—	—	—	—	1,034	930	311
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.050	18.410	15.620
Value at End of Year	—	—	—	—	—	—	—	20.704	19.050	18.410
No. of Units	—	—	—	—	—	—	—	14,463	15,551	13,964
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	19.228	18.517	15.655
Value at End of Year	—	—	—	—	—	—	—	20.970	19.228	18.517
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	15,632	9,175
Ven 9 No. of Units	—	—	—	—	—	—	—	2,971	3,184	6,727
No. of Units	—	—	—	—	—	—	—	15,308	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	18.517	15.655
Value at End of Year	—	—	—	—	—	—	—	—	19.228	18.517
No. of Units	—	—	—	—	—	—	—	—	270	56
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series I Shares (units first credited 02-19-1993)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	17.786	21.493	21.832	20.680	20.419	19.414
Value at End of Year	—	—	—	—	21.645	17.786	21.493	21.832	20.680	20.419
Ven 22, 20 No. of Units	—	—	—	—	1,442,271	1,635,014	2,460,775	2,769,430	3,470,122	4,030,892
Ven 24 No. of Units	—	—	—	—	35,177	36,574	50,333	74,426	80,443	132,214
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	14.065	17.031	17.334	16.452	16.278	15.507
Value at End of Year	—	—	—	—	17.083	14.065	17.031	17.334	16.452	16.278
No. of Units	—	—	—	—	10,194	9,928	30,508	42,794	43,704	55,732
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	14.434	17.504	17.842	16.960	16.805	16.034
Value at End of Year	—	—	—	—	17.504	14.434	17.504	17.842	16.960	16.805
No. of Units	—	—	—	—	113,001	162,327	230,888	248,898	260,839	272,635
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	17.786	21.493	21.832	20.680	20.419	19.414
Value at End of Year	—	—	—	—	21.645	17.786	21.493	21.832	20.680	20.419
Ven 7, 8 No. of Units	—	—	—	—	590,734	655,746	857,957	964,244	1,171,444	1,376,175
Ven 9 No. of Units	—	—	—	—	230,084	274,098	335,042	422,588	487,218	643,644
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	17.786	21.493	21.832	20.680	20.419	19.414
Value at End of Year	—	—	—	—	21.645	17.786	21.493	21.832	20.680	20.419
No. of Units	—	—	—	—	18,261	19,045	25,803	27,763	37,089	36,991
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	10.853	13.116	13.303	12.500	—	—
Value at End of Year	—	—	—	—	13.210	10.853	13.116	13.303	—	—
Venture No. of Units	—	—	—	—	183,943	119,874	65,654	12,290	—	—
NY Venture No. of Units	—	—	—	—	4,039	2,944	1,751	136	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.174	15.960	16.229	15.400	15.244	14.531
Value at End of Year	—	—	—	—	15.995	13.174	15.960	16.229	15.400	15.244
Ven 22, 20 No. of Units	—	—	—	—	730,187	708,136	972,448	1,157,200	1,204,561	841,722
Ven 24 No. of Units	—	—	—	—	256,313	246,474	305,759	306,383	301,634	170,157

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	13.000	15.781	16.079	15.288	15.164	14.483
Value at End of Year	—	—	—	—	15.752	13.000	15.781	16.079	15.288	15.164
No. of Units	—	—	—	—	34,817	37,195	87,712	94,599	81,202	57,020
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	10.752	13.040	13.272	12.500	—	—
Value at End of Year	—	—	—	—	13.042	10.752	13.040	13.272	—	—
No. of Units	—	—	—	—	5,905	5,539	7,492	2,513	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	12.871	15.649	15.968	15.205	15.104	14.448
Value at End of Year	—	—	—	—	15.573	12.871	15.649	15.968	15.205	15.104
No. of Units	—	—	—	—	168,015	187,761	246,226	268,083	253,637	209,391
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	10.795	13.072	13.285	12.500	—	—
Value at End of Year	—	—	—	—	13.114	10.795	13.072	13.285	—	—
Venture No. of Units	—	—	—	—	62,049	45,249	40,733	11,126	—	—
NY Venture No. of Units	—	—	—	—	5,097	5,128	4,714	667	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	15.693	—	16.005	12.500	—	—
Value at End of Year	—	—	—	—	15.632	—	15.693	16.005	—	—
NY Venture No. of Units	—	—	—	—	408	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	13.174	15.960	16.229	15.400	—	—
Value at End of Year	—	—	—	—	15.995	13.174	15.960	16.229	—	—
Ven 9 No. of Units	—	—	—	—	565	579	596	611	—	—
Strategic Growth Trust (merged into U.S. Global Leaders Growth Trust eff 05-01-2005) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.690
Value at End of Year	—	—	—	—	—	—	—	—	—	10.182
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	1,702,814
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	15,166
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.639
Value at End of Year	—	—	—	—	—	—	—	—	—	10.108
No. of Units	—	—	—	—	—	—	—	—	—	49,569
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.600
Value at End of Year	—	—	—	—	—	—	—	—	—	10.052
No. of Units	—	—	—	—	—	—	—	—	—	153,068
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.690
Value at End of Year	—	—	—	—	—	—	—	—	—	10.182
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	—	492,837
Ven 9 No. of Units	—	—	—	—	—	—	—	—	—	7,919
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	9.690
Value at End of Year	—	—	—	—	—	—	—	—	—	10.182
No. of Units	—	—	—	—	—	—	—	—	—	8,355
Strategic Growth Trust (merged into U.S. Global Leaders Growth Trust eff 05-01-2005) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.966
Value at End of Year	—	—	—	—	—	—	—	—	—	13.588
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	—	384,247
Ven 24 No. of Units	—	—	—	—	—	—	—	—	—	135,381
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.924
Value at End of Year	—	—	—	—	—	—	—	—	—	13.516
No. of Units	—	—	—	—	—	—	—	—	—	61,273

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.892
Value at End of Year	—	—	—	—	—	—	—	—	—	13.463
No. of Units	—	—	—	—	—	—	—	—	—	73,095
Strategic Income Opportunities Trust - Series I Shares (units first credited 11-08-2010)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.694	18.597	18.484	12.500	—	—	—	—	—	—
Value at End of Year	21.186	20.694	18.597	18.484	—	—	—	—	—	—
Ven 22, 20 No. of Units	1,027,024	1,225,927	1,424,937	1,745,334	—	—	—	—	—	—
Ven 24 No. of Units	17,542	23,359	32,823	40,376	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.339	18.314	18.239	12.500	—	—	—	—	—	—
Value at End of Year	20.780	20.339	18.314	18.239	—	—	—	—	—	—
No. of Units	5,873	6,201	8,636	9,430	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	20.076	18.105	18.058	12.500	—	—	—	—	—	—
Value at End of Year	20.481	20.076	18.105	18.058	—	—	—	—	—	—
No. of Units	29,259	38,678	49,132	84,314	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	20.694	18.597	18.484	12.500	—	—	—	—	—	—
Value at End of Year	21.186	20.694	18.597	18.484	—	—	—	—	—	—
Ven 7, 8 No. of Units	415,126	457,839	531,914	638,809	—	—	—	—	—	—
Ven 9 No. of Units	163,670	185,546	220,803	268,091	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	20.694	18.597	18.484	12.500	—	—	—	—	—	—
Value at End of Year	21.186	20.694	18.597	18.484	—	—	—	—	—	—
No. of Units	16,197	19,918	21,855	31,870	—	—	—	—	—	—
Strategic Income Opportunities Trust (formerly Strategic Income Trust) - Series II Shares (units first credited 05-03-2004)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	14.235	12.788	12.696	12.500	—	—	—	—	—	—
Value at End of Year	14.580	14.235	12.788	12.696	—	—	—	—	—	—
Venture No. of Units	114,559	157,052	172,387	219,158	—	—	—	—	—	—
NY Venture No. of Units	3,459	2,975	3,228	4,890	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.613	—	—	—	—	—	—	—	—	—
Value at End of Year	12.938	—	—	—	—	—	—	—	—	—
Venture No. of Units	14,265	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561	13.483	12.500
Value at End of Year	21.051	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561	13.483
Ven 22, 20 No. of Units	478,358	568,844	675,296	763,775	226,974	200,325	287,936	327,701	277,989	175,332
Ven 24 No. of Units	164,349	186,319	231,254	262,888	23,205	11,109	13,047	18,709	12,333	5,218
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.251	18.274	18.225	16.030	12.883	14.349	13.817	13.516	13.465	12.500
Value at End of Year	20.648	20.251	18.274	18.225	16.030	12.883	14.349	13.817	13.516	13.465
No. of Units	14,860	21,398	36,284	40,231	469	470	1,481	2,095	4,765	5,547
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	14.128	12.737	12.689	12.500	—	—	—	—	—	—
Value at End of Year	14.420	14.128	12.737	12.689	—	—	—	—	—	—
No. of Units	5,465	7,067	7,602	8,265	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	14.174	—	—	—	—	—	—	—	—	—
Value at End of Year	14.488	—	—	—	—	—	—	—	—	—
No. of Units	1,368	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.989	18.066	18.043	15.895	12.793	14.270	13.762	13.483	13.452	12.500
Value at End of Year	20.350	19.989	18.066	18.043	15.895	12.793	14.270	13.762	13.483	13.452
No. of Units	76,591	104,386	120,560	163,571	31,186	32,327	41,626	34,796	32,367	8,047

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	14.174	12.759	12.692	12.500	—	—	—	—	—	—
Value at End of Year	14.488	14.174	12.759	12.692	—	—	—	—	—	—
Venture No. of Units	40,975	52,037	61,367	79,141	—	—	—	—	—	—
NY Venture No. of Units	3,116	3,641	4,251	6,042	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.611	—	—	—	—	—	—	—	—	—
Value at End of Year	12.910	—	—	—	—	—	—	—	—	—
Venture No. of Units	9,178	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	261	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	20.076	18.135	18.104	12.500	—	—	—	—	—	—
Value at End of Year	20.449	20.076	18.135	18.104	—	—	—	—	—	—
NY Venture No. of Units	1,668	4,368	4,384	4,398	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561	13.483	12.500
Value at End of Year	21.051	20.605	18.557	18.469	16.213	13.004	14.454	13.890	13.561	13.483
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	14,242	18,169
Ven 9 No. of Units	491	506	520	535	1,829	1,755	1,864	2,711	2,486	—
No. of Units	—	—	531,913	—	9,967	10,247	14,331	15,176	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	16.213	—	13.004	14.454	13.890	13.561	13.483	12.500
Value at End of Year	—	—	18.597	—	16.213	13.004	14.454	13.890	13.561	13.483
No. of Units	—	—	21,855	—	4,545	813	888	1,629	1,618	—
Strategic Opportunities Trust (merged into Large Cap Trust eff 04-27-2007) - Series I Shares (units first credited 06-18-1985)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	27.305	25.235	22.785
Value at End of Year	—	—	—	—	—	—	—	30.199	27.305	25.235
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	4,765,178	6,053,185	7,625,937
Ven 24 No. of Units	—	—	—	—	—	—	—	87,779	102,849	126,901
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	8.805	8.154	7.377
Value at End of Year	—	—	—	—	—	—	—	9.719	8.805	8.154
No. of Units	—	—	—	—	—	—	—	94,258	95,649	101,502
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	8.827	8.186	7.417
Value at End of Year	—	—	—	—	—	—	—	9.728	8.827	8.186
No. of Units	—	—	—	—	—	—	—	257,972	330,321	406,631
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	27.305	25.235	22.785
Value at End of Year	—	—	—	—	—	—	—	30.199	27.305	25.235
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	3,297,170	3,996,865	4,927,840
Ven 9 No. of Units	—	—	—	—	—	—	—	675,075	841,497	1,032,267
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	27.305	25.235	22.785
Value at End of Year	—	—	—	—	—	—	—	30.199	27.305	25.235
No. of Units	—	—	—	—	—	—	—	276,067	329,542	385,108
Ven 1 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	45.290	41.811	37.712
Value at End of Year	—	—	—	—	—	—	—	50.146	45.290	41.811
No. of Units	—	—	—	—	—	—	—	4,693	4,699	8,484
Strategic Opportunities Trust (merged into Large Cap Trust eff 04-27-2007) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	12.180	11.275	10.174
Value at End of Year	—	—	—	—	—	—	—	13.442	12.180	11.275
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	364,006	387,884	388,371
Ven 24 No. of Units	—	—	—	—	—	—	—	71,997	81,753	84,550
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	12.092	11.215	10.141
Value at End of Year	—	—	—	—	—	—	—	13.318	12.092	11.215
No. of Units	—	—	—	—	—	—	—	36,825	38,453	44,688

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.026	11.171	10.116
Value at End of Year	—	—	—	—	—	—	—	13.226	12.026	11.171
No. of Units	—	—	—	—	—	—	—	23,586	23,747	25,705
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	12.180	—	—
Value at End of Year	—	—	—	—	—	—	—	13.442	—	—
Ven 9 No. of Units	—	—	—	—	—	—	—	496	—	—
Strategic Value Trust (formerly Capital Opportunities Trust) (merged into Large Cap Value Trust eff 12-01-2006) - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	11.242	9.663
Value at End of Year	—	—	—	—	—	—	—	—	11.053	11.242
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	995,596	1,293,095
Ven 24 No. of Units	—	—	—	—	—	—	—	—	24,281	23,181
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	11.160	9.612
Value at End of Year	—	—	—	—	—	—	—	—	10.951	11.160
No. of Units	—	—	—	—	—	—	—	—	37,808	52,905
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	11.098	9.573
Value at End of Year	—	—	—	—	—	—	—	—	10.874	11.098
No. of Units	—	—	—	—	—	—	—	—	94,595	95,400
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	11.242	9.663
Value at End of Year	—	—	—	—	—	—	—	—	11.053	11.242
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	87,397	133,889
Ven 9 No. of Units	—	—	—	—	—	—	—	—	11,776	30,764
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	11.242	9.663
Value at End of Year	—	—	—	—	—	—	—	—	11.053	11.242
No. of Units	—	—	—	—	—	—	—	—	5,435	7,378
Strategic Value Trust (formerly Capital Opportunities Trust) (merged into Large Cap Value Trust eff 12-01-2006) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	14.481	12.467
Value at End of Year	—	—	—	—	—	—	—	—	14.204	14.481
Ven 22, 20 No. of Units	—	—	—	—	—	—	—	—	281,689	291,241
Ven 24 No. of Units	—	—	—	—	—	—	—	—	176,263	144,571
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	—	—	14.404	12.427
Value at End of Year	—	—	—	—	—	—	—	—	14.101	14.404
No. of Units	—	—	—	—	—	—	—	—	24,513	18,916
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	14.348	12.396
Value at End of Year	—	—	—	—	—	—	—	—	14.025	14.348
No. of Units	—	—	—	—	—	—	—	—	67,453	58,996
Total Bond Market Trust A (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 08-02-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.122	12.424	12.500	—	—	—	—	—	—
Value at End of Year	—	—	13.122	12.424	—	—	—	—	—	—
Venture No. of Units	—	—	1,837,472	439,859	—	—	—	—	—	—
NY Venture No. of Units	—	—	66,962	53,592	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	15.211	14.438	12.500	—	—	—	—	—	—
Value at End of Year	—	—	15.211	14.438	—	—	—	—	—	—
Ven 22, 20 No. of Units	—	—	470,536	105,962	—	—	—	—	—	—
Ven 24 No. of Units	—	—	30,322	1,559	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	15.070	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	15.070	—	—	—	—	—	—	—
No. of Units	—	—	7,308	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.057	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	13.057	—	—	—	—	—	—	—
No. of Units	—	—	3,198	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	14.965	14.254	12.500	—	—	—	—	—	—
Value at End of Year	—	—	14.965	14.254	—	—	—	—	—	—
No. of Units	—	—	45,495	5,926	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	13.085	12.414	12.500	—	—	—	—	—	—
Value at End of Year	—	—	13.085	12.414	—	—	—	—	—	—
Venture No. of Units	—	—	553,824	156,733	—	—	—	—	—	—
NY Venture No. of Units	—	—	28,284	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	15.211	14.438	12.500	—	—	—	—	—	—
Value at End of Year	—	—	15.211	14.438	—	—	—	—	—	—
Ven 9 No. of Units	—	—	2,504	—	—	—	—	—	—	—
No. of Units	—	—	11,306	453	—	—	—	—	—	—
Total Bond Market Trust B - Series II Shares (units first credited 11-02-2012)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.461	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.977	12.461	—	—	—	—	—	—	—	—
Venture No. of Units	1,079,968	2,411,597	—	—	—	—	—	—	—	—
NY Venture No. of Units	48,483	84,498	—	—	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.422	—	—	—	—	—	—	—	—	—
Value at End of Year	11.957	—	—	—	—	—	—	—	—	—
Venture No. of Units	61,669	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.456	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.942	12.456	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	345,996	675,999	—	—	—	—	—	—	—	—
Ven 24 No. of Units	34,510	51,717	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.452	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.914	12.452	—	—	—	—	—	—	—	—
No. of Units	14,479	465	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.454	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.928	12.454	—	—	—	—	—	—	—	—
No. of Units	5,448	8,986	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.457	—	—	—	—	—	—	—	—	—
Value at End of Year	11.949	—	—	—	—	—	—	—	—	—
No. of Units	1,703	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.449	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.893	12.449	—	—	—	—	—	—	—	—
No. of Units	14,006	38,460	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.457	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.949	12.457	—	—	—	—	—	—	—	—
Venture No. of Units	478,808	888,772	—	—	—	—	—	—	—	—
NY Venture No. of Units	39,002	47,056	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.460	—	—	—	—	—	—	—	—	—
Value at End of Year	11.970	—	—	—	—	—	—	—	—	—
Venture No. of Units	62,265	—	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.450	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.900	12.450	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,913	1,660	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.456	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.942	12.456	—	—	—	—	—	—	—	—
Ven 9 No. of Units	882	3,251	—	—	—	—	—	—	—	—
No. of Units	11,133	21,133	—	—	—	—	—	—	—	—
Total Return Trust - Series I Shares (units first credited 05-01-1999)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.570	12.500	—	—	—	—	—	—	—	—
Value at End of Year	—	18.570	—	—	—	—	—	—	—	—
Venture No. of Units	—	66	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564	16.005
Value at End of Year	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564
Ven 22, 20 No. of Units	2,262,132	2,794,711	3,255,358	3,999,673	4,490,337	4,879,620	5,702,768	7,219,050	8,524,495	10,183,408
Ven 24 No. of Units	111,795	143,326	168,544	203,021	240,117	240,660	324,568	375,350	453,502	523,343
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.009	20.616	20.159	19.030	17.022	16.832	15.766	15.464	15.333	14.845
Value at End of Year	21.220	22.009	20.616	20.159	19.030	17.022	16.832	15.766	15.464	15.333
No. of Units	46,214	52,251	64,924	81,038	87,579	87,522	97,038	124,195	136,043	146,317
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.847	21.434	20.990	19.843	17.777	17.605	16.515	16.222	16.109	15.620
Value at End of Year	21.995	22.847	21.434	20.990	19.843	17.777	17.605	16.515	16.222	16.109
No. of Units	163,729	223,626	333,231	428,096	530,489	633,535	772,851	1,051,023	1,191,675	1,390,261
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564	16.005
Value at End of Year	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564
Ven 7, 8 No. of Units	571,327	687,227	774,168	821,550	940,140	951,680	922,607	992,396	1,207,624	1,419,106
Ven 9 No. of Units	119,735	142,900	145,054	168,674	189,756	180,168	191,545	197,602	243,091	316,806
Ven 3 Contracts with no Optional Riders
Value at Start of Year	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564	16.005
Value at End of Year	23.340	24.160	22.586	22.041	20.764	18.537	18.293	17.100	16.739	16.564
No. of Units	31,511	48,816	52,366	69,630	50,940	66,655	58,716	60,994	86,061	84,248
Total Return Trust - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	18.329	17.123	16.702	15.730	14.037	13.840	12.930	12.500	—	—
Value at End of Year	17.715	18.329	17.123	16.702	15.730	14.037	13.840	12.930	—	—
Venture No. of Units	749,495	1,040,886	961,136	1,032,723	1,095,932	489,050	289,213	97,826	—	—
NY Venture No. of Units	55,585	63,858	66,096	69,224	60,973	33,205	13,778	3,004	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.457	—	—	—	—	—	—	—	—	—
Value at End of Year	12.059	—	—	—	—	—	—	—	—	—
Venture No. of Units	155,590	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,035	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	20.457	19.159	18.735	17.689	15.824	15.641	14.650	14.365	14.246	13.798
Value at End of Year	19.723	20.457	19.159	18.735	17.689	15.824	15.641	14.650	14.365	14.246
Ven 22, 20 No. of Units	1,325,314	1,835,547	2,112,982	2,621,562	2,694,893	2,511,107	2,480,202	2,749,259	2,856,699	2,851,285
Ven 24 No. of Units	396,089	483,698	550,194	657,731	739,908	714,860	716,595	814,856	852,979	836,724
Ven 22, 20 Contracts with GEM
Value at Start of Year	20.026	18.794	18.414	17.420	15.615	15.465	14.515	14.261	14.171	13.753
Value at End of Year	19.269	20.026	18.794	18.414	17.420	15.615	15.465	14.515	14.261	14.171
No. of Units	114,644	131,565	142,943	198,259	222,831	179,375	192,640	204,746	183,658	183,071
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	17.906	16.787	16.431	15.529	13.906	13.759	12.900	12.500	—	—
Value at End of Year	17.246	17.906	16.787	16.431	15.529	13.906	13.759	12.900	—	—
No. of Units	16,079	24,712	27,943	30,049	46,586	34,384	9,817	3,612	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	18.086	—	—	—	—	—	—	—	—	—
Value at End of Year	17.446	—	—	—	—	—	—	—	—	—
No. of Units	4,501	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	19.709	18.524	18.177	17.222	15.460	15.335	14.414	14.183	14.115	13.719
Value at End of Year	18.936	19.709	18.524	18.177	17.222	15.460	15.335	14.414	14.183	14.115
No. of Units	235,078	334,497	350,084	472,346	537,037	511,643	592,962	656,118	852,235	910,466
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	18.086	16.930	16.547	15.615	13.962	13.793	12.913	12.500	—	—
Value at End of Year	17.446	18.086	16.930	16.547	15.615	13.962	13.793	12.913	—	—
Venture No. of Units	303,628	420,937	562,231	579,061	559,423	377,861	125,720	31,098	—	—
NY Venture No. of Units	36,321	36,695	37,664	39,145	39,504	22,773	4,751	4,638	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.456	—	—	—	—	—	—	—	—	—
Value at End of Year	12.033	—	—	—	—	—	—	—	—	—
Venture No. of Units	60,109	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	19.814	18.613	18.255	17.288	15.512	15.378	14.448	12.500	—	—
Value at End of Year	19.046	19.814	18.613	18.255	17.288	15.512	15.378	14.448	—	—
NY Venture No. of Units	6,736	7,962	8,728	7,002	7,342	8,135	2,837	—	—	—
Total Stock Market Index Trust - Series I Shares (units first credited 05-01-2000)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167	10.714	9.724
Value at End of Year	17.738	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167	10.714
Ven 22, 20 No. of Units	219,054	253,072	286,623	359,944	421,864	453,825	665,016	886,552	1,023,839	1,265,796
Ven 24 No. of Units	10,704	11,194	11,208	11,254	14,102	23,928	32,483	42,370	40,031	40,193
Ven 22, 20 Contracts with GEM
Value at Start of Year	14.264	12.550	12.717	11.026	8.694	14.068	13.593	11.979	11.516	10.473
Value at End of Year	18.726	14.264	12.550	12.717	11.026	8.694	14.068	13.593	11.979	11.516
No. of Units	4,831	3,272	3,240	5,080	5,058	5,075	6,714	7,797	49,795	46,683
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	13.295	11.715	11.889	10.323	8.152	13.211	12.784	11.283	10.863	9.894
Value at End of Year	17.427	13.295	11.715	11.889	10.323	8.152	13.211	12.784	11.283	10.863
No. of Units	10,736	16,627	16,772	22,983	31,149	41,232	67,979	76,602	98,421	103,516
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167	10.714	9.724
Value at End of Year	17.738	13.485	11.841	11.974	10.361	8.154	13.167	12.697	11.167	10.714
Ven 7, 8 No. of Units	36,711	31,435	36,952	35,984	39,379	44,700	57,373	87,759	96,813	131,745
Ven 9 No. of Units	9,474	8,191	6,904	6,974	8,912	10,484	11,588	23,502	23,055	30,185
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	11.974	10.361	8.154	13.167	12.697	11.167	19.205	9.724
Value at End of Year	—	—	11.841	11.974	10.361	8.154	13.167	12.697	11.167	19.205
No. of Units	—	—	589	596	597	598	3,558	43,280	43,446	56,451
Total Stock Market Index Trust - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	17.903	15.758	15.955	13.842	10.922	17.662	17.062	15.033	14.461	13.142
Value at End of Year	23.495	17.903	15.758	15.955	13.842	10.922	17.662	17.062	15.033	14.461
Ven 22, 20 No. of Units	165,239	164,918	179,449	272,643	453,997	490,041	525,072	524,997	479,230	294,133
Ven 24 No. of Units	36,692	57,748	60,606	69,812	69,603	102,186	73,858	114,319	91,450	97,242
Ven 22, 20 Contracts with GEM
Value at Start of Year	17.526	15.457	15.681	13.632	10.777	17.464	16.904	14.924	14.385	13.099
Value at End of Year	22.954	17.526	15.457	15.681	13.632	10.777	17.464	16.904	14.924	14.385
No. of Units	3,050	7,295	5,353	5,812	10,832	13,892	12,964	19,273	56,929	49,165
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	17.248	15.235	15.479	13.477	10.671	17.317	16.787	14.843	14.328	13.067
Value at End of Year	22.557	17.248	15.235	15.479	13.477	10.671	17.317	16.787	14.843	14.328
No. of Units	5,489	9,444	25,415	34,898	43,062	62,135	67,533	60,473	63,864	62,962

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	17.662	17.045	—	—	—
Value at End of Year	—	—	—	—	—	10.922	17.662	—	—	—
No. of Units	—	—	—	—	—	4,558	4,559	—	—	—
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008) - Series I Shares (units first credited 04-23-1991)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	32.899	30.558	30.371	28.847
Value at End of Year	—	—	—	—	—	—	32.850	32.899	30.558	30.371
Ven 22, 20 No. of Units	—	—	—	—	—	—	7,876,734	10,804,652	14,442,611	18,546,078
Ven 24 No. of Units	—	—	—	—	—	—	246,890	336,464	409,047	500,404
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	11.256	10.476	10.432	9.929
Value at End of Year	—	—	—	—	—	—	11.217	11.256	10.476	10.432
No. of Units	—	—	—	—	—	—	187,112	213,682	244,204	274,323
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	10.608	9.888	9.861	9.399
Value at End of Year	—	—	—	—	—	—	10.555	10.608	9.888	9.861
No. of Units	—	—	—	—	—	—	808,067	1,030,490	1,226,520	1,588,659
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	32.899	30.558	30.371	28.847
Value at End of Year	—	—	—	—	—	—	32.850	32.899	30.558	30.371
Ven 7, 8 No. of Units	—	—	—	—	—	—	3,660,572	4,570,352	5,765,877	7,267,903
Ven 9 No. of Units	—	—	—	—	—	—	1,020,861	1,255,520	1,567,196	1,986,940
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	32.899	30.558	30.371	28.847
Value at End of Year	—	—	—	—	—	—	32.850	32.899	30.558	30.371
No. of Units	—	—	—	—	—	—	246,608	295,141	352,698	432,587
U.S. Core Trust (merged into Fundamental Value Trust eff 11-07-2008) - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	14.579	13.565	13.507	12.856
Value at End of Year	—	—	—	—	—	—	14.518	14.579	13.565	13.507
Ven 22, 20 No. of Units	—	—	—	—	—	—	1,008,394	1,188,527	1,260,755	1,402,787
Ven 24 No. of Units	—	—	—	—	—	—	265,481	302,166	319,240	346,789
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	14.445	13.466	13.436	12.814
Value at End of Year	—	—	—	—	—	—	14.355	14.445	13.466	13.436
No. of Units	—	—	—	—	—	—	89,832	102,795	123,670	126,219
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.345	13.393	13.383	12.782
Value at End of Year	—	—	—	—	—	—	14.234	14.345	13.393	13.383
No. of Units	—	—	—	—	—	—	276,808	320,762	382,827	423,871
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	14.579	13.565	13.507	—
Value at End of Year	—	—	—	—	—	—	14.518	14.579	13.565	—
Ven 9 No. of Units	—	—	—	—	—	—	814	821	540	—
U.S. Equity Trust - Series I Shares (units first credited 04-27-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.725	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.090	12.725	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	3,166,721	3,635,635	—	—	—	—	—	—	—	—
Ven 24 No. of Units	54,486	62,773	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.707	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.036	12.707	—	—	—	—	—	—	—	—
No. of Units	15,076	15,412	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.694	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.995	12.694	—	—	—	—	—	—	—	—
No. of Units	58,625	64,929	—	—	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.725	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.090	12.725	—	—	—	—	—	—	—	—
Ven 7, 8 No. of Units	2,544,277	2,908,241	—	—	—	—	—	—	—	—
Ven 9 No. of Units	562,669	627,325	—	—	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.725	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.090	12.725	—	—	—	—	—	—	—	—
No. of Units	250,604	289,567	—	—	—	—	—	—	—	—
Ven 1 Contracts with no Optional Riders
Value at Start of Year	12.734	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.119	12.734	—	—	—	—	—	—	—	—
No. of Units	16,228	16,238	—	—	—	—	—	—	—	—
U.S. Equity Trust - Series II Shares (units first credited 04-27-2012)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.704	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.044	12.704	—	—	—	—	—	—	—	—
Ven 22, 20 No. of Units	156,455	159,433	—	—	—	—	—	—	—	—
Ven 24 No. of Units	38,190	53,340	—	—	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.687	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.990	12.687	—	—	—	—	—	—	—	—
No. of Units	2,767	3,931	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.674	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.950	12.674	—	—	—	—	—	—	—	—
No. of Units	5,922	13,820	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.704	12.500	—	—	—	—	—	—	—	—
Value at End of Year	16.044	12.704	—	—	—	—	—	—	—	—
Ven 9 No. of Units	411	423	—	—	—	—	—	—	—	—
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008) - Series I Shares (units first credited 05-01-2005)
Ven 24, 21, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	10.418	13.005	12.500	—
Value at End of Year	—	—	—	—	—	—	13.341	10.418	13.005	—
Ven 22, 20 No. of Units	—	—	—	—	—	—	744,749	934,858	1,110,398	—
Ven 24 No. of Units	—	—	—	—	—	—	4,951	5,780	9,213	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	12.987	12.962	12.500	—
Value at End of Year	—	—	—	—	—	—	13.243	12.987	12.962	—
No. of Units	—	—	—	—	—	—	16,151	24,103	26,930	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.935	12.929	12.500	—
Value at End of Year	—	—	—	—	—	—	13.171	12.935	12.929	—
No. of Units	—	—	—	—	—	—	84,381	101,588	105,888	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	13.056	13.005	12.500	—
Value at End of Year	—	—	—	—	—	—	13.341	13.056	13.005	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	178,105	230,243	302,195	—
Ven 9 No. of Units	—	—	—	—	—	—	2,371	3,549	6,187	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	13.056	13.005	12.500	—
Value at End of Year	—	—	—	—	—	—	13.341	13.056	13.005	—
No. of Units	—	—	—	—	—	—	203	5,317	6,355	—
U.S. Global Leaders Growth Trust (merged into Blue Chip Growth Trust eff 04-25-2008) - Series II Shares (units first credited 05-03-2004)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	13.030	13.018	13.088	12.500
Value at End of Year	—	—	—	—	—	—	13.296	13.030	13.018	13.088
Ven 22, 20 No. of Units	—	—	—	—	—	—	374,742	417,316	442,074	56,417
Ven 24 No. of Units	—	—	—	—	—	—	106,517	116,308	129,539	4,596

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	—	12.961	12.975	13.071	12.500
Value at End of Year	—	—	—	—	—	—	13.199	12.961	12.975	13.071
No. of Units	—	—	—	—	—	—	54,326	66,808	66,501	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.909	12.943	13.058	12.500
Value at End of Year	—	—	—	—	—	—	13.127	12.909	12.943	13.058
No. of Units	—	—	—	—	—	—	64,991	82,828	91,514	2,222
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	13.088
No. of Units	—	—	—	—	—	—	—	—	—	5,927
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	13.088
No. of Units	—	—	—	—	—	—	—	—	—	—
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series I Shares (units first credited 03-18-1988)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	23.317	23.984	23.582	22.908	22.869	22.542
Value at End of Year	—	—	—	—	24.921	23.317	23.984	23.582	22.908	22.869
Ven 22, 20 No. of Units	—	—	—	—	1,318,617	1,558,790	1,709,656	2,103,126	2,751,334	3,606,618
Ven 24 No. of Units	—	—	—	—	59,392	105,303	97,984	113,425	145,201	180,944
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	14.281	14.720	14.502	14.116	14.120	13.946
Value at End of Year	—	—	—	—	15.234	14.281	14.720	14.502	14.116	14.120
No. of Units	—	—	—	—	32,307	41,701	38,059	47,618	74,474	88,698
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	14.966	15.448	15.242	14.859	14.886	14.724
Value at End of Year	—	—	—	—	15.940	14.966	15.448	15.242	14.859	14.886
No. of Units	—	—	—	—	220,522	299,741	398,335	484,527	555,575	684,610
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	23.317	23.984	23.582	22.908	22.869	22.542
Value at End of Year	—	—	—	—	24.921	23.317	23.984	23.582	22.908	22.869
Ven 7, 8 No. of Units	—	—	—	—	693,719	790,712	889,595	1,065,069	1,297,081	1,614,429
Ven 9 No. of Units	—	—	—	—	292,161	326,422	385,519	380,618	462,479	561,230
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	23.317	23.984	23.582	22.908	22.869	22.542
Value at End of Year	—	—	—	—	24.921	23.317	23.984	23.582	22.908	22.869
No. of Units	—	—	—	—	70,232	62,074	66,069	78,999	105,019	126,203
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	12.862	13.228	13.001	12.500	—	—
Value at End of Year	—	—	—	—	13.760	12.862	13.228	13.001	—	—
Venture No. of Units	—	—	—	—	257,580	144,268	22,961	8,768	—	—
NY Venture No. of Units	—	—	—	—	4,543	350	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.476	13.894	13.690	13.325	13.318	13.152
Value at End of Year	—	—	—	—	14.381	13.476	13.894	13.690	13.325	13.318
Ven 22, 20 No. of Units	—	—	—	—	761,457	905,277	707,094	880,139	948,394	1,025,660
Ven 24 No. of Units	—	—	—	—	209,810	244,735	175,887	167,526	177,205	212,984
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	13.298	13.739	13.564	13.228	13.248	13.109
Value at End of Year	—	—	—	—	14.163	13.298	13.739	13.564	13.228	13.248
No. of Units	—	—	—	—	60,840	65,035	56,946	68,127	77,626	91,031
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	12.742	13.151	12.971	12.500	—	—
Value at End of Year	—	—	—	—	13.585	12.742	13.151	12.971	—	—
No. of Units	—	—	—	—	20,471	5,525	6,805	1,802	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	13.166	13.623	13.470	13.156	13.196	13.077
Value at End of Year	—	—	—	—	14.002	13.166	13.623	13.470	13.156	13.196
No. of Units	—	—	—	—	393,895	474,395	465,221	464,919	543,231	542,712
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	12.793	13.184	12.984	12.500	—	—
Value at End of Year	—	—	—	—	13.660	12.793	13.184	12.984	—	—
Venture No. of Units	—	—	—	—	151,455	138,052	10,879	23,304	—	—
NY Venture No. of Units	—	—	—	—	9,358	6,374	4,493	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	13.210	13.661	13.548	12.500	—	—
Value at End of Year	—	—	—	—	14.055	13.210	13.661	13.501	—	—
NY Venture No. of Units	—	—	—	—	4,471	3,191	3,527	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	13.476	13.894	13.690	—	—	—
Value at End of Year	—	—	—	—	14.381	13.476	13.894	13.690	—	—
No. of Units	—	—	—	—	18,744	23,276	23,278	18,747	—	—
U.S. High Yield Bond Trust (merged into High Yield Trust eff 11-08-2010) - Series II Shares (units first credited 05-01-2005)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	10.959	14.077	13.903	12.880	12.500	—
Value at End of Year	—	—	—	—	15.818	10.959	14.077	13.903	12.880	—
Ven 22, 20 No. of Units	—	—	—	—	133,900	47,141	25,434	30,290	19,767	—
Ven 24 No. of Units	—	—	—	—	11,704	12,618	11,916	1,122	667	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	10.879	14.003	13.857	12.863	12.500	—
Value at End of Year	—	—	—	—	15.672	10.879	14.003	13.857	12.863	—
No. of Units	—	—	—	—	4,655	1,999	1,150	2,586	155	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	10.819	13.947	13.823	12.850	12.500	—
Value at End of Year	—	—	—	—	15.562	10.819	13.947	13.823	12.850	—
No. of Units	—	—	—	—	2,839	2,162	2,563	19,313	4,385	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	10.959	14.077	13.903	12.880	12.500	—
Value at End of Year	—	—	—	—	15.818	10.959	14.077	13.903	12.880	—
Ven 7, 8 No. of Units	—	—	—	—	—	—	—	—	63	—
No. of Units	—	—	—	—	12,000	1,095	3,677	914	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	—	—	—	—
Value at End of Year	—	—	—	—	15.818	—	—	—	—	—
No. of Units	—	—	—	—	412	—	—	—	—	—
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009)
Series I Shares (units first credited 05-01-1999)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.911	15.174	13.906	13.326	12.354
Value at End of Year	—	—	—	—	—	8.985	14.911	15.174	13.906	13.326
Ven 22, 20 No. of Units	—	—	—	—	—	5,293,370	7,069,399	9,783,655	12,551,192	15,352,785
Ven 24 No. of Units	—	—	—	—	—	179,029	225,964	305,541	376,012	435,154
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	13.688	13.958	12.816	12.307	11.432
Value at End of Year	—	—	—	—	—	8.232	13.688	13.958	12.816	12.307
No. of Units	—	—	—	—	—	53,332	61,230	69,492	81,755	93,906
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	14.068	14.367	13.212	12.705	11.820
Value at End of Year	—	—	—	—	—	8.447	14.068	14.367	13.212	12.705
No. of Units	—	—	—	—	—	254,260	341,730	396,363	462,545	552,942
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	14.911	15.174	13.906	13.326	12.354
Value at End of Year	—	—	—	—	—	8.985	14.911	15.174	13.906	13.326
Ven 7, 8 No. of Units	—	—	—	—	—	400,460	532,372	704,824	906,374	1,308,889
Ven 9 No. of Units	—	—	—	—	—	134,139	176,765	217,079	271,066	342,414

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	14.911	15.174	13.906	13.326	12.354
Value at End of Year	—	—	—	—	—	8.985	14.911	15.174	13.906	13.326
No. of Units	—	—	—	—	—	32,836	49,020	55,484	75,863	122,075
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009)
Series II Shares (units first credited 05-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.710	12.925	12.500	—	—
Value at End of Year	—	—	—	—	—	7.664	12.710	12.925	—	—
Venture No. of Units	—	—	—	—	—	125,264	75,475	20,149	—	—
NY Venture No. of Units	—	—	—	—	—	3,012	3,419	681	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	16.014	16.326	15.001	14.388	13.373
Value at End of Year	—	—	—	—	—	9.632	16.014	16.326	15.001	14.388
Ven 22, 20 No. of Units	—	—	—	—	—	946,513	1,077,333	1,220,700	1,378,444	1,467,955
Ven 24 No. of Units	—	—	—	—	—	240,880	235,754	236,363	233,145	244,939
Ven 22, 20 Contracts with GEM
Value at Start of Year	—	—	—	—	—	15.834	16.175	14.893	14.313	13.329
Value at End of Year	—	—	—	—	—	9.505	15.834	16.175	14.893	14.313
No. of Units	—	—	—	—	—	49,925	51,511	64,315	82,397	90,515
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.636	12.895	12.500	—	—
Value at End of Year	—	—	—	—	—	7.592	12.636	12.895	—	—
No. of Units	—	—	—	—	—	5,721	4,896	485	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	—	—	—	—	—	15.701	16.063	14.812	14.256	13.297
Value at End of Year	—	—	—	—	—	9.410	15.701	16.063	14.812	14.256
No. of Units	—	—	—	—	—	144,047	187,746	215,208	223,068	234,116
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	12.668	12.908	12.500	—	—
Value at End of Year	—	—	—	—	—	7.623	12.668	12.908	—	—
Venture No. of Units	—	—	—	—	—	65,901	45,219	17,934	—	—
NY Venture No. of Units	—	—	—	—	—	2,624	607	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	—	—	—	—	—	15.745	16.100	12.500	—	—
Value at End of Year	—	—	—	—	—	9.442	15.745	16.100	—	—
NY Venture No. of Units	—	—	—	—	—	1,805	1,839	1,012	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	16.326	15.001	14.388	—
Value at End of Year	—	—	—	—	—	—	16.014	16.326	15.001	—
Ven 9 No. of Units	—	—	—	—	—	—	407	407	407	—
Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	12.183	12.279	12.431	12.500	—	—	—	—	—	—
Value at End of Year	12.011	12.183	12.279	12.431	—	—	—	—	—	—
Venture No. of Units	2,448,343	1,542,782	1,646,621	495,795	—	—	—	—	—	—
NY Venture No. of Units	131,008	167,903	162,673	9,795	—	—	—	—	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.491	—	—	—	—	—	—	—	—	—
Value at End of Year	12.334	—	—	—	—	—	—	—	—	—
Venture No. of Units	279,099	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	12.109	12.236	12.418	12.500	—	—	—	—	—	—
Value at End of Year	11.909	12.109	12.236	12.418	—	—	—	—	—	—
Ven 22, 20 No. of Units	1,542,141	778,996	840,580	222,041	—	—	—	—	—	—
Ven 24 No. of Units	183,761	72,905	29,852	1,824	—	—	—	—	—	—
Ven 22, 20 Contracts with GEM
Value at Start of Year	12.201	—	12.407	12.500	—	—	—	—	—	—
Value at End of Year	11.828	—	12.201	12.407	—	—	—	—	—	—
No. of Units	140,307	—	12,367	61	—	—	—	—	—	—

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.080	12.219	12.413	12.500	—	—	—	—	—	—
Value at End of Year	11.868	12.080	12.219	12.413	—	—	—	—	—	—
No. of Units	22,433	19,942	2,363	721	—	—	—	—	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.124	—	—	—	—	—	—	—	—	—
Value at End of Year	11.929	—	—	—	—	—	—	—	—	—
No. of Units	4,092	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	12.007	12.176	12.400	12.500	—	—	—	—	—	—
Value at End of Year	11.768	12.007	12.176	12.400	—	—	—	—	—	—
No. of Units	95,665	57,112	38,915	15,518	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	12.124	12.244	12.420	12.500	—	—	—	—	—	—
Value at End of Year	11.929	12.124	12.244	12.420	—	—	—	—	—	—
Venture No. of Units	1,423,890	797,902	508,483	111,981	—	—	—	—	—	—
NY Venture No. of Units	134,496	32,500	44,480	4,224	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.168	—	—	—	—	—	—	—	—	—
Value at End of Year	11.991	—	—	—	—	—	—	—	—	—
Venture No. of Units	83,500	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	21,844	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	12.500	—	—	—	—	—	—	—	—	—
Value at End of Year	11.788	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	1,953	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.065	—	—	—	—	—	—	—	—	—
Value at End of Year	11.848	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	4,906	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	12.109	12.236	12.418	12.500	—	—	—	—	—	—
Value at End of Year	11.909	12.109	12.236	12.418	—	—	—	—	—	—
Ven 9 No. of Units	15,170	4,176	4,888	—	—	—	—	—	—	—
No. of Units	113,174	26,774	39,365	8,458	—	—	—	—	—	—
Ven 3 Contracts with no Optional Riders
Value at Start of Year	12.109	12.236	12.418	12.500	—	—	—	—	—	—
Value at End of Year	11.909	12.109	12.236	12.418	—	—	—	—	—	—
No. of Units	24,512	8,670	4,896	1,651	—	—	—	—	—	—
Utilities Trust - Series I Shares (units first credited 04-30-2001)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818	9.261
Value at End of Year	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818
Ven 22, 20 No. of Units	310,322	322,412	395,336	441,147	550,462	655,193	1,106,668	1,385,421	1,588,012	1,411,455
Ven 24 No. of Units	11,261	17,186	23,470	30,508	39,108	30,000	48,941	80,785	56,720	81,660
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.808	20.393	19.429	17.330	13.164	21.803	17.391	13.488	11.732	9.211
Value at End of Year	27.062	22.808	20.393	19.429	17.330	13.164	21.803	17.391	13.488	11.732
No. of Units	6,349	11,470	12,618	15,566	18,728	22,973	24,492	30,912	45,318	53,409
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.412	20.069	19.150	17.105	13.013	21.586	17.243	13.394	11.667	9.174
Value at End of Year	26.552	22.412	20.069	19.150	17.105	13.013	21.586	17.243	13.394	11.667
No. of Units	37,234	39,596	45,152	50,708	79,438	83,485	129,163	152,846	151,571	149,497
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818	9.261
Value at End of Year	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818
Ven 7, 8 No. of Units	68,005	78,056	80,849	80,849	90,925	95,471	156,114	161,198	132,095	162,689
Ven 9 No. of Units	12,089	15,465	19,894	22,220	30,131	32,278	47,480	66,540	58,046	61,234

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Ven 3 Contracts with no Optional Riders
Value at Start of Year	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818	9.261
Value at End of Year	27.757	23.347	20.833	19.809	17.633	13.367	22.096	17.589	13.615	11.818
No. of Units	5,057	7,568	9,272	10,102	20,035	18,691	20,683	11,604	10,426	8,229
Utilities Trust - Series II Shares (units first credited 05-13-2002)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	35.705	31.943	30.394	27.127	20.611	34.118	27.223	21.111	18.366	14.413
Value at End of Year	42.373	35.705	31.943	30.394	27.127	20.611	34.118	27.223	21.111	18.366
Ven 22, 20 No. of Units	122,365	155,471	230,852	238,750	278,931	328,004	414,891	433,071	420,537	327,327
Ven 24 No. of Units	33,266	39,342	46,817	48,192	62,673	65,881	66,225	73,397	65,416	58,295
Ven 22, 20 Contracts with GEM
Value at Start of Year	34.953	31.333	29.873	26.716	20.339	33.736	26.973	20.958	18.270	14.366
Value at End of Year	41.398	34.953	31.333	29.873	26.716	20.339	33.736	26.973	20.958	18.270
No. of Units	4,240	8,270	12,480	13,914	16,596	23,379	26,950	27,798	35,771	33,611
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	34.399	30.884	29.489	26.411	20.138	33.452	26.786	20.844	18.198	14.330
Value at End of Year	40.681	34.399	30.884	29.489	26.411	20.138	33.452	26.786	20.844	18.198
No. of Units	38,147	47,076	55,122	68,818	74,075	76,017	94,666	97,999	85,040	50,626
Value Trust - Series I Shares (units first credited 01-01-1997)
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727	18.251
Value at End of Year	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727
Ven 22, 20 No. of Units	883,909	1,008,633	1,165,545	1,352,600	1,567,682	1,993,547	2,738,144	3,479,009	4,112,215	5,529,440
Ven 24 No. of Units	23,683	26,710	29,546	34,694	42,530	48,782	65,009	103,356	105,003	114,024
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.626	19.581	19.704	16.381	11.790	20.263	19.028	15.973	14.419	12.721
Value at End of Year	30.149	22.626	19.581	19.704	16.381	11.790	20.263	19.028	15.973	14.419
No. of Units	14,797	15,971	21,473	23,922	25,404	26,314	48,833	58,976	72,774	80,824
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	28.683	24.861	25.054	20.861	15.037	25.882	24.341	20.463	18.500	16.347
Value at End of Year	38.163	28.683	24.861	25.054	20.861	15.037	25.882	24.341	20.463	18.500
No. of Units	30,454	37,049	43,314	54,786	63,843	92,292	129,408	157,291	168,658	189,578
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727	18.251
Value at End of Year	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727
Ven 7, 8 No. of Units	104,043	120,988	136,308	165,841	188,301	242,452	308,190	376,700	435,336	628,519
Ven 9 No. of Units	56,066	62,099	74,130	83,349	93,637	117,902	162,877	199,037	226,613	282,348
Ven 3 Contracts with no Optional Riders
Value at Start of Year	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727	18.251
Value at End of Year	44.127	33.050	28.545	28.666	23.785	17.085	29.304	27.463	23.007	20.727
No. of Units	8,740	6,860	14,492	12,249	13,232	14,568	21,249	20,983	30,710	45,589
Value Trust - Series II Shares (units first credited 5-13-2002)
Venture 2006 Contracts with no Optional Benefits (Contracts within first 7 Contract Years)
Value at Start of Year	16.479	14.226	14.271	11.836	8.504	14.571	13.648	12.500	—	—
Value at End of Year	22.008	16.479	14.226	14.271	11.836	8.504	14.571	13.648	—	—
Venture No. of Units	96,355	112,657	113,129	124,746	123,449	129,860	114,627	24,355	—	—
NY Venture No. of Units	11,138	15,239	18,480	19,007	18,276	17,557	18,807	3,898	—	—
Venture 2006 Contracts with no Optional Benefits (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.669	—	—	—	—	—	—	—	—	—
Value at End of Year	16.946	—	—	—	—	—	—	—	—	—
Venture No. of Units	16,984	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	5,129	—	—	—	—	—	—	—	—	—
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year	23.156	20.041	20.155	16.758	12.071	20.734	19.469	16.344	14.752	13.004
Value at End of Year	30.850	23.156	20.041	20.155	16.758	12.071	20.734	19.469	16.344	14.752
Ven 22, 20 No. of Units	254,609	267,932	263,416	344,384	377,567	434,102	499,597	539,785	469,625	550,507
Ven 24 No. of Units	21,981	30,308	30,807	38,299	41,206	47,727	60,138	69,861	66,996	57,984
Ven 22, 20 Contracts with GEM
Value at Start of Year	22.668	19.658	19.809	16.504	11.911	20.501	19.290	16.226	14.674	12.962
Value at End of Year	30.140	22.668	19.658	19.809	16.504	11.911	20.501	19.290	16.226	14.674
No. of Units	6,391	6,519	6,793	8,212	10,034	15,573	42,700	43,497	31,187	34,342

Venture Prior

	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04
Venture 2006 Contracts with Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	16.098	13.946	14.039	11.685	8.425	14.486	13.616	12.500	—	—
Value at End of Year	21.425	16.098	13.946	14.039	11.685	8.425	14.486	13.616	—	—
No. of Units	8,141	10,896	13,248	14,560	16,142	17,369	14,280	2,153	—	—
Venture 2006 Contracts with Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	16.260	—	—	—	—	—	—	—	—	—
Value at End of Year	21.673	—	—	—	—	—	—	—	—	—
No. of Units	1,067	—	—	—	—	—	—	—	—	—
Ven 24 Contracts with Payment Enhancement
Value at Start of Year	22.309	19.376	19.554	16.316	11.793	20.329	19.156	16.137	14.616	12.930
Value at End of Year	29.618	22.309	19.376	19.554	16.316	11.793	20.329	19.156	16.137	14.616
No. of Units	48,327	43,830	44,022	50,988	60,081	61,046	79,599	83,578	83,629	80,202
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts within first 7 Contract Years)
Value at Start of Year	16.260	14.065	14.138	11.750	8.459	14.523	13.630	12.500	—	—
Value at End of Year	21.673	16.260	14.065	14.138	11.750	8.459	14.523	13.630	—	—
Venture No. of Units	42,464	59,934	66,856	73,259	66,869	53,430	60,352	17,895	—	—
NY Venture No. of Units	4,679	5,293	5,537	5,778	3,618	2,514	2,056	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit (Contracts past the 7th Contract Anniversary)
Value at Start of Year	12.667	—	—	—	—	—	—	—	—	—
Value at End of Year	16.910	—	—	—	—	—	—	—	—	—
Venture No. of Units	11,026	—	—	—	—	—	—	—	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts within first 7 Contract Years)
Value at Start of Year	22.428	19.470	19.639	16.379	11.833	20.386	19.201	12.500	—	—
Value at End of Year	29.791	22.428	19.470	19.639	16.379	11.833	20.386	19.201	—	—
NY Venture No. of Units	1,107	1,347	1,369	929	998	1,057	1,014	248	—	—
Venture 2006 Contracts with Annual Step-Up Death Benefit and Payment Enhancement (Contracts past the 7th Contract Anniversary)
Value at Start of Year	22.789	—	—	—	—	—	—	—	—	—
Value at End of Year	30.316	—	—	—	—	—	—	—	—	—
NY Venture No. of Units	148	—	—	—	—	—	—	—	—	—
Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year	—	—	—	—	—	—	19.469	16.344	14.752	—
Value at End of Year	—	—	—	—	—	—	20.734	19.469	16.344	—
Ven 9 No. of Units	—	—	—	—	—	—	592	593	593	—

To obtain a Venture® Variable Annuity

Statement of Additional Information (“SAI”)

Send this request to:

For Contracts issued in a state/jurisdiction other than the State of New York:

Venture® SAI

John Hancock Annuities Service Center

P.O. Box 55444

Boston, MA 02205-5444

For Contracts issued in the State of New York:

Venture® NY SAI

John Hancock Annuities Service Center

P.O. Box 55445

Boston, MA 02205-5445

cut along dotted line

Please send me a Venture® Variable Annuity Statement of Additional Information dated April 30, 2014, for

☐	Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).

☐	Contracts issued in the State of New York (Separate Account A).

Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.

Name

Address

City	State	Zip

Venture® is a registered service mark of John Hancock Life Insurance Company (U.S.A.)

and is used under license by John Hancock Life Insurance Company of New York

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Wealthmark Variable Annuity Prospectus

PREVIOUSLY ISSUED CONTRACTS

April 30, 2014

This Prospectus describes interests in WEALTHMARK flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a “Contract” and collectively, the “Contracts”) that were previously issued by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York, or by John Hancock Life Insurance Company of New York (“John Hancock New York”) in New York. These Contracts are no longer offered for sale, however, you may make Additional Purchase Payments as permitted under your Contract and our administrative rules. Unless otherwise specified, “we,” “us,” “our,” or a “Company” refers to the applicable issuing company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark Variable Annuity Contract for the name of your issuing Company.

Variable Investment Options. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of John Hancock Life Insurance Company (U.S.A.) Separate Account H or, in the case of John Hancock New York, applicable Subaccounts of John Hancock Life Insurance Company of New York Separate Account A (singly, a “Separate Account” and collectively, the “Separate Accounts”). Each Subaccount invests in one of the following Portfolios that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.

JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust B	Health Sciences Trust	Money Market Trust B2
Active Bond Trust	High Yield Trust	Natural Resources Trust
All Cap Core Trust	International Core Trust	Real Estate Securities Trust
American Asset Allocation Trust	International Equity Index Trust B	Science & Technology Trust
American Global Growth Trust	International Growth Stock Trust	Short Term Government Income Trust
American Growth Trust	International Small Company Trust	Small Cap Growth Trust
American Growth-Income Trust	International Value Trust	Small Cap Index Trust
American International Trust	Investment Quality Bond Trust	Small Cap Opportunities Trust
American New World Trust	Lifestyle Aggressive MVP	Small Cap Value Trust
Blue Chip Growth Trust	Lifestyle Aggressive PS Series	Small Company Value Trust
Bond Trust	Lifestyle Balanced MVP	Strategic Income Opportunities Trust
Capital Appreciation Trust	Lifestyle Balanced PS Series	Total Bond Market Trust B
Capital Appreciation Value Trust	Lifestyle Conservative MVP	Total Return Trust
Core Strategy Trust[1]	Lifestyle Conservative PS Series	Total Stock Market Index Trust
Equity-Income Trust	Lifestyle Growth MVP	Ultra Short Term Bond Trust
Financial Services Trust	Lifestyle Growth PS Series	Value Trust
Franklin Templeton Founding Allocation Trust	Lifestyle Moderate MVP
Fundamental All Cap Core Trust	Lifestyle Moderate PS Series	DWS SCUDDER FUNDS
Fundamental Large Cap Value Trust	Mid Cap Index Trust	DWS Equity 500 Index VIP
Fundamental Value Trust	Mid Cap Stock Trust
Global Bond Trust
Global Trust

[1]

Successor to Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust.

[2]	Subject to restrictions (see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”).

Contracts are not deposits or obligations of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Please read this Prospectus carefully and keep it for future reference. It contains information about the Separate Accounts and the Variable Investment Options that you should know before investing. The Contracts have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). Neither the SEC nor any state has determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)		JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
Annuities Service Center	Mailing Address	Annuities Service Center	Mailing Address
30 Dan Road – Suite 55444	P.O. Box 55444	30 Dan Road – Suite 55444	P.O. Box 55445
Canton, MA 02021-2809	Boston, MA 02205-5444	Canton, MA 02021-2809	Boston, MA 02205-5445
(800) 344-1029	www.jhannuities.com	(800) 551-2078	www.jhannuitiesnewyork.com

0414:WMRK-1

ii

iii

I. Glossary

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

1940 Act: The Investment Company Act of 1940, as amended.

Accumulation Period: The period between the issue date of the Contract and the Annuity Commencement Date.

Additional Purchase Payment: Any Purchase Payment made after the initial Purchase Payment.

Adjusted Benefit Base: The Riders’ Benefit Base immediately after we adjust it during a Contract Year to reflect the value of Additional Purchase Payments that we add to the Benefit Base. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

Age 65 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Owner (older Owner with GMWB joint-life Riders) turns age 65.

Age 95 Contract Anniversary: A term used with our guaranteed minimum withdrawal benefit Riders to describe the Contract Anniversary on, or next following, the date the Covered Person or the older Owner, depending on the Rider, turns age 95.

Anniversary Value: A term used with our optional Annual Step-Up Death Benefit Rider that describes one of the values we use to determine the death benefit. See Appendix B: “Optional Enhanced Death Benefits.”

Annuitant: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an Annuitant, the second person named is referred to as co-Annuitant. The Annuitant and co-Annuitant are referred to collectively as Annuitant. The Annuitant is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Annuities Service Center: The mailing address of our service office is listed on page ii of this Prospectus. You can send overnight mail to us at the street address of the Service Center, 30 Dan Road – Suite 55444, Canton, MA 02021-2809.

Annuity Commencement Date: The date we/you annuitize your Contract. That is, the Pay-out Period commences and we begin to make annuity payments to the Annuitant. You can change the Annuity Commencement Date to any date after the Contract Date (at least one year after the Contract Date for John Hancock New York Contracts), and prior to the Maturity Date.

Annuity Option: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

Annuity Unit: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

Asset Allocation Services: Programs offered by third parties in connection with the Contracts through which the third party may transfer amounts among Investment Options from time to time on your behalf.

Beneficiary: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

Benefit Base: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe a value we use to determine one or more guaranteed withdrawal amounts under the Rider. A Benefit Base may be referred to as a “Guaranteed Withdrawal Balance” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Benefit Rate: A rate we use to determine a guaranteed withdrawal amount under the guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Business Day: Any day on which the New York Stock Exchange is open for business. The end of a Business Day is the close of daytime trading on the New York Stock Exchange, which generally is 4:00 p.m. Eastern Time.

Code: The Internal Revenue Code of 1986, as amended.

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Company: John Hancock USA or John Hancock New York, as applicable.

Contingent Beneficiary: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application for a Contract, unless changed.

Contract: The fixed and variable annuity contract described by this Prospectus. If you purchased this annuity under a group contract, a Contract means the certificate issued to you under the group contract.

Contract Anniversary: The day in each calendar year after the Contract Date, that is the same month and day as the Contract Date.

Contract Date: The date of issue of the Contract.

Contract Value: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

Contract Year: A period of twelve consecutive months beginning on the date as of which the Contract was issued, or any anniversary of that date.

Covered Person(s): A term used with our optional guaranteed minimum withdrawal benefit Riders to describe an individual (or individuals) whose lifetime(s) we use to determine the duration of any guaranteed lifetime income amounts under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a potential way to increase the Benefit Base that we may apply during one or more Credit Periods. A Credit may be referred to as a “Bonus” or “Target Amount” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Period: A term used with most of our guaranteed minimum withdrawal benefit Riders to describe the period of time we use to measure the availability of Credits. A Credit Period may be referred to as a “Bonus Period,” “Lifetime Income Bonus Period,” or the period ending on a “Target Date” in the Rider you purchased. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Credit Rate: The rate that we use to determine a Credit, if any, under a guaranteed minimum withdrawal benefit Rider. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Debt: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

Excess Withdrawal: A term used with most of our optional guaranteed minimum withdrawal benefit Riders to describe a withdrawal that exceeds certain limits under the Rider. During periods of declining investment performance, Excess Withdrawals may cause substantial reductions to or loss of guaranteed minimum withdrawal benefits. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Financial Account Plan. A method of making periodic Additional Purchase Payments automatically through a bank account, brokerage account or other account you hold at a similar financial institution.

Fixed Annuity: An Annuity Option with payments for a set dollar amount that we guarantee.

Fixed Investment Option: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

General Account: All of a Company’s assets, other than assets in its Separate Account and any other separate accounts it may maintain.

Good Order: The standard that we apply when we determine whether an instruction is satisfactory. An instruction is considered in Good Order if it is received at our Annuities Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and it complies with all relevant laws and regulations and Company requirements; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates we may require. We will notify you if an instruction is not in Good Order.

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Investment Account: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

Investment Options: The investment choices available to Contract Owners.

John Hancock New York: John Hancock Life Insurance Company of New York.

John Hancock USA: John Hancock Life Insurance Company (U.S.A.).

Lifetime Income Amount: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes an amount we guarantee to be available for withdrawal during the Accumulation Period based on the lives of one or more Covered Persons. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Lifetime Income Date: A term used with most of our guaranteed minimum withdrawal benefit Riders that generally describes the date on which we determine the initial Lifetime Income Amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

Loan Account: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.

Maturity Date: The latest allowable Annuity Commencement Date under your Contract. That is, the last date (unless we consent to a later date) on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed with our consent.

Nonqualified Contract: A Contract which is not issued under a Qualified Plan.

Owner or Contract Owner (“you”): The person, persons (co-Owners) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of “you.” The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

Pay-out Period: The period when we make annuity payments to you following the Annuity Commencement Date.

Payroll Plan: A method of making periodic Additional Purchase Payments through a payroll deduction plan.

Portfolio: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

Prospectus: This prospectus that describes interests in the Contracts.

Purchase Payment: An amount you pay to us for the benefits provided by the Contract.

Qualified Contract: A Contract issued under a Qualified Plan.

Qualified Plan: A retirement plan that receives favorable tax treatment under section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

Reset: A reduction of the Benefit Base or Guaranteed Withdrawal Balance, as appropriate, if you take an Excess Withdrawal (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Rider: An optional benefit that you may have elected for an additional charge.

Separate Account: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. Each Separate Account is a segregated asset account of a Company that is not commingled with the general assets and obligations of the Company.

Settlement Phase: A term used with our optional guaranteed minimum withdrawal benefit Riders to describe the period when your Contract Value is equal to zero and we automatically begin making payments to you under the Rider, subject to the conditions described in the Rider. During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details.

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Spouse: Any person recognized as a “spouse” in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under that state’s law.

Step-Up: A term used with some of our optional benefit Riders to describe a potential way to increase the amounts guaranteed under that Rider on certain Contract Anniversary dates when your Contract Value exceeds a previously determined amount. Please refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more details on Step-Ups of the Benefit Base under a guaranteed minimum withdrawal benefit Rider, and (where applicable) Appendix D: “Optional Guaranteed Minimum Income Benefits” for more details on Step-Ups of the Income Base under a guaranteed minimum income benefit Rider.

Step-Up Date: The date on which we determine whether a Step-Up could occur.

Subaccount: A separate division of the applicable Separate Account.

Unliquidated Purchase Payments: The amount of all Purchase Payments in the Contract net of any withdrawals in excess of the free Withdrawal Amount that have been taken to date.

Unpaid Loan: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

Variable Annuity: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Subaccounts.

Variable Investment Option: An Investment Option corresponding to a Subaccount of a Separate Account that invests in shares of a specific Portfolio.

Withdrawal Amount: The total amount taken from your Contract Value, including any applicable withdrawal charge, tax and proportional share of administrative fee, to process a withdrawal.

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II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, and the Statement of Additional Information (“SAI”) for more detailed information.

We disclose all material features and benefits of the Contracts in this Prospectus. Insurance laws and regulations apply to us in every state in which the Contracts were sold. As a result, a Contract purchased in one state may have terms and conditions that vary from the terms and conditions of a Contract purchased in a different jurisdiction. We disclose all material variations in this Prospectus.

What kind of Contract is described in this Prospectus?

Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. “Deferred” means payments by a Company begin on a future date under a Contract. “Variable” means amounts in a Contract may increase or decrease in value daily based upon your Contract’s Variable Investment Options. A Contract provides for the accumulation of these investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.

Who issued my Contract?

Your Contract provides the name of the Company that issued your Contract. John Hancock USA issued the Contract in all jurisdictions except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

What are some benefits of the Contract?

The Contract offers access to Variable Investment Options, tax-deferred treatment of earnings during the Accumulation Period, and the ability to receive annuity payments at a future date. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with any withdrawals.

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments begin on the Annuity Commencement Date. You select the Annuity Commencement Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant. We provide more information about payout benefits in “V. Description of the Contract – Pay-out Period Provisions.” In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. If you purchased a Contract for any Qualified Plan, the Contract does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the plan.

The Contract provides optional death benefits and optional guaranteed minimum withdrawal benefits, each for an additional fee. These optional benefits were available only at the time you purchased your Contract. We provide more information about these benefits under Appendix B: “Optional Enhanced Death Benefits” and Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits.”

How does the Contract work?

Under the Contract, you make one or more Purchase Payments to the Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments are allocated to Investment Options. You may transfer among the Investment Options and take withdrawals. Later, beginning on the Annuity Commencement Date, the Company makes one or more annuity payments under the Contract for a period of time, known as the Pay-out Period. Your Contract Value during the Accumulation Period is variable, and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your choice.

Can I invest more money (i.e., make Additional Purchase Payments) in the Contract?

That depends. We accept Additional Purchase Payments for the Contract only in a limited number of circumstances and you may be unable to make an Additional Purchase Payment.

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Contracts with Guaranteed Minimum Withdrawal Benefit Riders. We impose restrictions on Additional Purchase Payments for Contracts issued with one of our guaranteed minimum withdrawal benefit Riders (see “V. Description of the Contract – Purchase Payments”).

Contracts without Guaranteed Minimum Withdrawal Benefit Riders. The minimum Additional Purchase Payment we accept is $30 without our prior approval. You must obtain our prior approval if an Additional Purchase Payment to any Contract would cause the Contract Value to exceed $1 million, or if your Contract Value already exceeds $1 million. All Additional Purchase Payments must be in U.S. dollars and paid to our Annuities Service Center.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year you become age 70 1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code.

Annuity Pay-Out Period. No Additional Purchase Payments may be made for any Contract during the Pay-out Period (see “V. Description of the Contract – Pay-out Period Provisions”).

What charges do I pay under the Contract?

Your Contract has an annual Contract fee of $30. Your Contract’s asset-based charges compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to Contract Value you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Annuity Commencement Date (including withdrawals under a Guaranteed Minimum Withdrawal Benefit Rider), or if you surrender your Contract, in its entirety, for cash prior to the Annuity Commencement Date, we may assess a withdrawal charge. The amount of this charge depends on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables. The Fee Tables also describe charges and expenses of underlying Portfolios.

What are my investment choices?

Although your Contract allows us to offer both Fixed and Variable Investment Options, we currently offer only Variable Investment Options for Additional Purchase Payments.

Variable Investment Options. Each Variable Investment Option is a Subaccount of a Separate Account that invests solely in a corresponding Portfolio. The Portfolio prospectuses contain full descriptions of the Portfolios. The amount you have invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct – see “III. Fee Tables”). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select.

In selecting Variable Investment Options under a Contract, you should consider:

•

You bear the investment risk that your Contract Value will increase or decrease to reflect the results of your Contract’s investment in underlying Portfolios. We do not guarantee Contract Value in a Variable Investment Option or the investment performance of any Portfolio.

•

Although the Portfolios may invest directly in securities or indirectly, through other underlying funds, you will not have the ability to determine the investment decisions or strategies of the Portfolios.

Restrictions on the Money Market Investment Option. You will not be permitted to make new investments in the Money Market Investment Option unless all or a portion of your Contract Value was allocated to the Money Market Investment Option on April 26, 2013. If so, you may continue to make new investments through Additional Purchase Payments (if not otherwise restricted) to that Option. However, transfers of amounts from other Investment Options are not permitted, and you can no longer invest in the Money Market Investment Option if at any time thereafter you fail to maintain a minimum balance in that Option (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Fixed Investment Options. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, we may, in the future, make Fixed Investment Options available for Additional Purchase Payments under the Contract. See “V. Description of the Contract – Fixed Investment Options” for additional information. Where available, Fixed Investment Options earn interest at rates we set. Interest rates depend upon the length of the guarantee periods of the Fixed Investment Options. Under a

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Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we make available. Although we do not currently offer a DCA Fixed Investment Option, we may make one available in the future. Please see “V. Description of the Contract – Special Transfer Services – Dollar Cost Averaging” for details.

How can I change my investment choices?

Allocation of Purchase Payments. You designate how you would like your Purchase Payments to be allocated among the Variable Investment Options available under your Contract. You may change this investment allocation for future Purchase Payments at any time.

Transfers Among Investment Options. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in “V. Description of the Contract – Transfers Among Investment Options.” During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in “Transfers During the Pay-out Period.”

The Variable Investment Options can be a target for abusive transfer activity. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict Owner-initiated transfers to two per calendar month per Contract, with certain exceptions described in more detail in “V. Description of the Contract – Transfers Among Investment Options.” We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Transfers Between Annuity Options. During the Pay-out Period, you may not transfer from a Variable Annuity Option to a Fixed Annuity Option, or from a Fixed Annuity Option to a Variable Annuity Option (see “V. Description of the Contract – Transfers During the Pay-out Period”).

How do I access my money?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we may treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal (See “VI. Charges and Deductions – Withdrawal Charges”). Withdrawals from Contracts with a guaranteed minimum withdrawal benefit Rider may affect the benefits under the Rider (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). A withdrawal may also be subject to income tax and a 10% penalty tax.

What types of optional benefit Riders may have been available to me under the Contract?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders may not have been available in all states, may not have been available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this Prospectus:

Appendix B: Optional Enhanced Death Benefits

•	Enhanced Earnings Death Benefit – not offered in New York or Washington;

•	Accelerated Beneficiary Protection Death Benefit – not offered in New York or Washington.

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Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

•	Income Plus For Life® 12.08;

•	Income Plus For Life – Joint Life® 12.08;

•	Income Plus For Life® (Quarterly Step-Up Review);

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review);

•	Income Plus For Life® (Annual Step-Up Review);

•	Income Plus For Life – Joint Life® (Annual Step-Up Review);

•	Principal Plus (formerly known as “Guaranteed Principal Plus”);

•	Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”);

•	Principal Plus for Life Plus Automatic Annual Step-Up; and

•	Principal Returns.

We use the term “Income Plus For Life® Series Riders” in the Prospectus to refer to all six Income Plus For Life® Riders issued with the Contracts, i.e., Income Plus For Life® (Annual Step-Up Review); Income Plus For Life – Joint Life® (Annual Step-Up Review); Income Plus For Life® (Quarterly Step-Up Review); Income Plus For Life – Joint Life® (Quarterly Step-Up Review); Income Plus For Life® 12.08; and Income Plus For Life – Joint Life® 12.08.

If you elected to purchase any one of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). We also reserve the right to impose additional restrictions on Investment Options at any time.

Appendix D: Optional Guaranteed Minimum Income Benefits

•	Guaranteed Retirement Income Benefits* – offered by John Hancock USA;

•	Guaranteed Retirement Income Benefits* – offered by John Hancock New York.

*	May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”

Payment Enhancement Rider. If you purchased your Contract in New York, John Hancock New York offered a Payment Enhancement optional benefit Rider (formerly known as a “Payment Credit” optional Rider.) Under this Rider, John Hancock New York credits a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. When available, it could only be elected at Contract issue, and it cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Enhancement Rider. The Payment Enhancement Rider was not available with Contracts issued outside of New York by John Hancock USA.

What are the tax consequences of owning a Contract?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

•	withdrawals (including surrenders and systematic withdrawals);

•	payment of any death benefit proceeds;

•	periodic payments under one of our annuity payment options;

•	certain ownership changes; and

•	any loan, assignment or pledge of the Contract as collateral.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

•	the type of the distribution;

•	when the distribution is made;

•	the nature of any Qualified Plan for which the Contract is being used; and

•	the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible or excludible from income.

A 10% penalty tax applies in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that minimum distributions from a Contract commence and/or be completed within a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible or tax-deferred Purchase Payments you made or on any earnings under the Contract.

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A Contract purchased as an investment vehicle for a Qualified Plan, including an IRA, does not provide any additional tax-deferral benefits beyond the treatment provided by the Qualified Plan. The favorable tax benefits available for Qualified Plans that invest in annuity contracts are also generally available if the Qualified Plan purchases other types of investments, such as mutual funds, equities and debt instruments. However, the Contract offers features and benefits that other investments may not offer, including the Investment Options and protection through living guarantees, death benefits and other benefits. Purchasers of Contracts for use with any retirement plan should consult with a qualified tax advisor.

We provide additional information on taxes in “VII. Federal Tax Matters.” We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans.

Do I receive Transaction Confirmations?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on page ii of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, you will be deemed to have ratified the transaction. If you have not already done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

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III. Fee Tables

The following tables describe the fees and expenses applicable to buying, owning and surrendering a Wealthmark Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” are more completely described in this Prospectus under “VI. Charges and Deductions.” The items listed under “Total Annual Portfolio Operating Expenses” are described in detail in the Portfolios’ prospectuses. Unless otherwise shown, the tables entitled “Contract Owner Transaction Expenses” and “Periodic Fees and Expenses Other than Portfolio Expenses” show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

The following table describes the fees and expenses that you pay at the time you withdraw Contract Values or surrender the Contract (or potentially when you transfer Contract Value between Investment Options). State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

John Hancock USA

Withdrawal Charge
(as percentage of Purchase Payments)[2]
First Year	6%
Second Year	6%
Third Year	5%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Thereafter	0%

Transfer Fee[3]
Maximum Fee	$25
Current Fee	$0

John Hancock New York

Withdrawal Charge (as percentage of Purchase Payments)[2]	With Payment Enhancement Rider	Without Payment Enhancement Rider
First Year	8%	6%
Second Year	8%	6%
Third Year	7%	5%
Fourth Year	7%	5%
Fifth Year	5%	4%
Sixth Year	4%	3%
Seventh Year	3%	2%
Eighth Year	1%	0%
Thereafter	0%	0%

Transfer Fee[3]
Maximum Fee	$25	$25
Current Fee	$ 0	$ 0

[1]	State premium taxes may also apply to your Contract, which currently range from 0.04% to 4.00% of each Purchase Payment (see “VI. Charges and Deductions – Premium Taxes”).
[2]

The charge is taken upon withdrawal or surrender on a first-in, first-out basis within the specified period of years measured from the date of each Purchase Payment. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown above. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

[3]

This fee is not currently assessed against transfers. We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

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The following table describes fees and expenses that you pay periodically during the time that you own the Contract. These tables do not include annual Portfolio operating expenses.

Periodic Fees and Expenses Other than Portfolio Expenses

							John Hancock USA	John Hancock New York
Annual Contract Fee[1]							$ 30	$ 30

Annual Separate Account Expenses[2] (as a percentage of Contract Value in the Variable Investment Options)

Mortality and Expense Risks Fee[3]							1.25%	1.25%
Administration Fee – asset based							0.15%	0.15%
Total Annual Separate Account Expenses (With No Optional Benefits Reflected)							1.40%	1.40%

Optional Benefits

Fees Deducted from Separate Account
Optional Enhanced Earnings Death Benefit Fee							0.20%	not offered
Optional Payment Enhancement Fee[4]							not offered	0.35%

Total Annual Separate Account Expenses (With the Enhanced Earnings Death Benefit and Payment Enhancement Fees reflected, as applicable)							1.60%	1.75%

Other Account Fees deducted from Contract Value
Optional Guaranteed Minimum Income Benefit Rider Fee [5]
Guaranteed Retirement Income Benefit II							0.45%	0.45%
Guaranteed Retirement Income Benefit III							0.50%	not offered
Accelerated Beneficiary Protection Death Benefit[6]							0.50%	not offered
Optional Guaranteed Minimum Withdrawal Benefit Rider Fees (as a percentage of Adjusted Guaranteed Withdrawal Balance)
	Income Plus For Life® (Annual Step-Up Review) [7]	Income Plus For Life – Joint Life® (Annual Step- Up Review) (not available in New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued outside New York)[7]	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (issued in New York)[7]	Income Plus For Life® 12.08 (issued outside New York)[7]	Income Plus For Life® 12.08 (issued in New York)[7]
Maximum Fee	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Current Fee	0.60%	0.60%	0.75%	0.70%	0.75%	0.70%	0.85%	0.80%
		Income Plus For Life – Joint Life® 12.08 (issued outside New York)[7]	Income Plus For Life – Joint Life® 12.08 (issued in New York)[7]	Principal Plus For Life Plus Automatic Annual Step-Up [8]	Principal Plus For Life[9]		Principal Plus [9]	Principal Returns [10]
Maximum Fee		1.20%	1.20%	1.20%	0.75%		0.75%	0.95%
Current Fee		0.85%	0.80%	0.70%	0.40%		0.30%	0.50%

[1]	The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Wealthmark Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.
[2]	We deduct from each of the Subaccounts a daily charge at an annual effective percentage of the Contract Value in the Variable Investment Options.
[3]	This charge is assessed on all active Contracts, including Contracts continued by a Beneficiary upon the death of the Contract Owner.
[4]

This is a daily charge reflected as a percentage of the Variable Investment Options. If you elected the optional Payment Enhancement Rider, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.

[5]

Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix D: “Optional Guaranteed Minimum Income Benefits” for availability. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Income Base.

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[6]

Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III. This fee is deducted from Contract Value. This is an annual charge applied as a percentage of the Accelerated Beneficiary Protection Death Benefit.

[7]

The current charge for each of the Income Plus For Life® Series Riders is a percentage of the Adjusted Benefit Base. For each Rider, we reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is stepped-up to equal the Contract Value.

[8]

The current charge for the Principal Plus for Life Plus Automatic Annual Step-Up Rider is a percentage of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.1.20% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value. For Riders issued from December 15, 2008 to April 30, 2009, the current charge is 0.70% and for Riders issued from June 16, 2008 to December 12, 2008, the current charge is 0.55%. For Riders issued prior to June 16, 2008, the current charge is 0.60%.

[9]

The current charge is 0.40% for Principal Plus for Life and 0.30% for Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value. This is an annual charge applied as a percentage of the Adjusted Guaranteed Withdrawal Benefit Amount. The charge is deducted on an annual basis from the Contract Value.

[10]

The current charge for the Principal Returns Rider is 0.50% of the Adjusted Guaranteed Withdrawal Balance. We reserve the right to increase the charge to a maximum charge of 0.95% if the Guaranteed Withdrawal Balance is stepped-up to equal the Contract Value.

The next table describes the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the Portfolio’s prospectus.

Total Annual Portfolio Operating Expenses (as a percentage of the Portfolio’s average net assets for the fiscal year ended December 31, 2013)	Minimum	Maximum
Range of expenses that are deducted from Portfolio assets, including management fees, Rule 12b-1 fees, and other expenses	0.25%	1.60%

Examples

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Portfolio fees and expenses. Examples 1 and 2 pertain to Wealthmark Contracts with optional benefit Riders and Example 3 pertains to Wealthmark Contracts without optional benefit Riders.

Example 1. Maximum Portfolio operating expenses – Wealthmark Contract with optional Riders

Wealthmark Contract with optional benefit Riders: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Income Plus For Life® optional benefit Riders and, for John Hancock New York Contracts, the Payment Enhancement and Income Plus For Life® Riders. The Income Plus For Life® Rider was not available at issue of your contract, but you may be eligible to exchange a previously purchased optional guaranteed minimum withdrawal benefit rider for Income Plus For Life®. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Enhanced Earnings Death Benefit and Income Plus For Life®

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,004	$1,853	$2,735	$4,944
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$454	$1,391	$2,364	$4,944

John Hancock New York Payment Enhancement and Income Plus for Life®

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,201	$2,078	$2, 894	$5,069
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$469	$1,434	$2,434	$5,069

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Example 2. Maximum Portfolio operating expenses – Wealthmark Contract with optional Riders

Wealthmark Contract with optional benefit Riders: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Principal Plus for Life optional benefit Riders and, for John Hancock New York Contracts, the Payment Enhancement and Principal Plus for Life Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Enhanced Earnings Death Benefit and Principal Plus for Life

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$955	$1,700	$2,468	$4,333
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$404	$1,233	$2,088	$4,333

John Hancock New York Payment Enhancement and Principal Plus for Life

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$1,152	$1,927	$2,630	$4,462
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$419	$1,277	$2,158	$4,462

Example 3. Maximum Portfolio operating expenses – Wealthmark Contract with previously offered optional benefit Riders

Wealthmark Contract with previously offered optional benefit Riders: The following example assumes that you invest $10,000 in a Contract with the Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit Rider for John Hancock USA. For John Hancock New York, the example assumes the Contract has the previously offered Guaranteed Retirement Income Benefit II optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA Enhanced Earnings Death Benefit and Guaranteed Retirement Income Benefit III

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$928	$1,624	$2,341	$4,080
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$378	$1,154	$1,956	$4,080

John Hancock New York Guaranteed Retirement Income Benefit II

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$905	$1,556	$2,231	$3,876
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$354	$1,082	$1,841	$3,876

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Example 4. Minimum Portfolio operating expenses – Wealthmark Contract with no optional benefit Riders

Wealthmark Contract with no optional benefit Riders: The third example also assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

John Hancock USA and John Hancock New York No Optional Benefit Riders

	1 Year	3 Years	5 Years	10 Years
If you surrender the Contract at the end of the applicable time period:	$730	$1,029	$1,311	$1,980
If you annuitize, or do not surrender the Contract at the end of the applicable time period:	$171	$529	$911	$1,980

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

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IV. General Information about Us, the Separate Accounts and the Portfolios

The Companies

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as “The Manufacturers Life Insurance Company (U.S.A.),” is a stock life insurance company originally organized under the laws of Maine on August 20, 1955, by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805. John Hancock USA also has an Annuities Service Center at 30 Dan Road – Suite 55444, Canton, MA 02021-2809.

John Hancock New York, formerly known as “The Manufacturers Life Insurance Company of New York,” is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. John Hancock New York also has an Annuities Service Center at 30 Dan Road – Suite 55444, Canton, MA 02021-2809.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation’s acquisition of John Hancock Financial Services, Inc.

The Company incurs obligations under the Contract to guarantee certain amounts, and investors must depend on the financial strength of the Company for satisfaction of the Company’s obligations such as any Fixed Investment Option, the Lifetime Income Amount, the death benefit and any guaranteed amounts associated with our optional benefits Riders. Also, if you direct money into a DCA Fixed Investment Option that we may make available, the Company guarantees the principal value and the rate of interest credited to that Investment Option for the term of any DCA guarantee period. To the extent that the Company pays such amounts, the payments will come from the Company’s General Account assets. You should be aware that, unlike the Separate Accounts, the Company’s General Account is not segregated or insulated from the claims of the Company’s creditors. The General Account consists of securities and other investments that may decline in value during periods of adverse market conditions. The Company’s financial statements contained in the SAI include a further discussion of risks inherent within the Company’s General Account investments.

The Separate Accounts

You do not invest directly in the Portfolios made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Portfolio through one of our Separate Accounts. We hold the Portfolio’s shares in a “Subaccount” (usually with a name similar to that of the corresponding Portfolio) of the applicable Separate Account. A Separate Account’s assets (including the Portfolio’s shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Portfolio shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H, a Separate Account under the laws of Michigan.

For Contracts issued by John Hancock New York, we purchase and hold Portfolio shares in John Hancock Life Insurance Company of New York Separate Account A, a Separate Account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company’s other income, gains, or losses. Nevertheless, all obligations arising under a Company’s Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company’s other business.

We reserve the right, subject to compliance with applicable law: to add other Subaccounts; to eliminate existing Subaccounts; to combine Subaccounts or transfer assets in one Subaccount to another Subaccount that we, or an affiliated company, may establish; or (in states where permitted) to restrict or prohibit additional allocations to a Subaccount. We will not eliminate existing Subaccounts or combine Subaccounts without the prior approval of the appropriate state and/or federal regulatory authorities.

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We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company’s Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

The Portfolios

When you select a Variable Investment Option, we invest your money in a Subaccount of our Separate Accounts and it invests in shares of a corresponding Portfolio of:

•	the John Hancock Variable Insurance Trust; or

•	the DWS Scudder Funds.

The Portfolios in the Separate Account are NOT publicly traded mutual funds. The Portfolios are available to you only as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Portfolios also may be available through participation in certain tax-qualified pension, retirement or college savings plans.

Investment Management

The Portfolios’ investment advisers and managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Portfolios are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Portfolio described in this Prospectus with the performance of a publicly traded mutual fund. The performance of any publicly traded mutual fund could differ substantially from that of any of the Portfolios held in our Separate Account.

In selecting the Portfolios that are available as Investment Options under the Contract (or its optional benefit Riders ), we may establish requirements that are intended, among other things, to mitigate market price and interest rate risk for compatibility with our obligations to pay guarantees and benefits under the Contract (and its optional benefit Riders ). We seek to make available Investment Options that use strategies that are intended to lower potential volatility, including, but not limited to, strategies that: encourage diversification in asset classes and style; combine equity exposure with exposure to fixed income securities; and that allow us to effectively and efficiently manage our exposure under the Contracts (and optional benefit Riders). The requirements we impose are intended to protect us from loss. They may increase a Portfolio’s transaction Costs, and may otherwise lower the performance and reduce the availability of Investment Options under the Contract (and/or under optional benefit Riders).

The John Hancock Variable Insurance Trust is a so-called “series” type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC (“JHIMS LLC”) provides investment advisory services to the John Hancock Variable Insurance Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Variable Insurance Trust’s Portfolios (i.e., subadvisers). JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Variable Insurance Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a subadviser for a Portfolio or the fees paid to subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a subadviser that is an affiliate of JHIMS LLC or the John Hancock Variable Insurance Trust (other than by reason of serving as subadviser to a Portfolio) (an “Affiliated Subadviser”) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Portfolio are no longer available for investment or in our judgment investment in a Portfolio becomes inappropriate, we may eliminate the shares of a Portfolio and substitute shares of another Portfolio, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Portfolio Expenses

Fees and expenses of the Portfolios include investment management fees, Rule 12b-1 fees and other operating expenses. The fees and expenses are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Portfolio and reduce the investment return of each Portfolio. Therefore, they also indirectly reduce the return you might earn on any Separate Account Investment Options.

The Portfolios pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Portfolios. The amount of this compensation is based on a percentage of the assets of the Portfolio attributable to the variable insurance products that we and our affiliates issue. These percentages may

16

differ from Portfolio to Portfolio and among classes of shares within a Portfolio. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Portfolio’s assets and paid for the services we or our affiliates provide to that Portfolio. Compensation payments may be made by a Portfolio’s investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the “American Fund Portfolios” of the John Hancock Variable Insurance Trust for the marketing support services it provides. None of these compensation payments results in any additional charge to you.

Funds of Funds and Master-Feeder Funds

Each of the John Hancock Variable Insurance Trust’s Core Strategy Trust, Franklin Templeton Founding Allocation Trust, Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP, Lifestyle Moderate MVP, Lifestyle Aggressive PS Series, Lifestyle Balanced PS Series, Lifestyle Conservative PS Series, Lifestyle Growth PS Series and Lifestyle Moderate PS Series (“JHVIT Funds of Funds”) is a “fund of funds” that invests in other underlying mutual funds. Expenses for a fund of funds may be higher than those for other Portfolios because a fund of funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHVIT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of the portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio. JHIMS LLC retains QS Investors, LLC to provide direct subadvisory consulting services in its management of the Lifestyle Aggressive MVP, Lifestyle Balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP and Lifestyle Moderate MVP.

Each of the John Hancock Variable Insurance Trust’s American Asset Allocation, American Global Growth, American Global Small Capitalization, American Growth, American Growth-Income, American High-Income Bond, American International and American New World Trusts (“JHVIT American Fund Portfolios”) invests in Class 1 shares of the corresponding investment portfolio of a “master” fund. The JHVIT American Fund Portfolios operate as “feeder funds,” which means that each Portfolio does not buy investment securities directly. Instead, it invests in a corresponding “master fund” which in turn purchases investment securities. Each of the JHVIT American Fund Portfolios has the same investment objective and limitations as its corresponding master fund. The prospectus for the American Fund master funds is included with the prospectuses for the JHVIT American Fund Portfolios.

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. You can obtain a copy of a Portfolio’s prospectus (including the prospectus for a master fund for any of the Portfolios that are operated as feeder funds), without charge, by contacting us at the Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series)
American Asset Allocation Trust Series II	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Asset Allocation Fund, which invests in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

17

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Capital Research and Management Company (Adviser to the Master Fund, American Fund Insurance Series) (Cont.)
American Global Growth Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Global Growth Fund, which invests primarily in common stocks of companies located around the world that have potential for growth.

American Growth Trust Series II	Seeks to provide growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that offer superior opportunities for growth of capital.

American Growth-Income Trust Series II	Seeks to provide growth of capital and income. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Growth-Income Fund, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

American International Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series International Fund, which invests primarily in common stocks of companies domiciled outside the U.S., including in emerging and developing countries, that have potential for growth.

American New World Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets that have potential of providing capital appreciation.

Davis Selected Advisers, L.P.
Financial Services Trust Series II	Seeks growth of capital. To do this, the Portfolio invests at least 80% of its net assets in companies that are principally engaged in financial services.

Fundamental Value Trust Series II	Seeks growth of capital. To do this, the Portfolio invests primarily in common stocks of U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

Declaration Management & Research LLC
Total Bond Market Trust B Series II	Seeks to track the performance of the Barclays U.S. Aggregate Bond Index (which represents the U.S. investment grade bond market). To do this, the Portfolio invests at least 80% of its net assets in securities listed in the Barclays U.S. Aggregate Bond Index.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1]
Active Bond Trust Series II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. As part of its investment strategy, the Portfolio may invest in mortgage-backed securities to a significant extent.

Deutsche Investment Management Americas Inc. (“DIMA”)
Real Estate Securities Trust[2] Series II	Seeks to achieve a combination of long-term capital appreciation and current income. To do this, the Portfolio invests at least 80% of its net assets in equity securities of REITs and real estate companies.

Dimensional Fund Advisors LP
International Small Company Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in securities of small cap companies in the particular markets in which the Portfolio invests. The Portfolio will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

Dimensional Fund Advisors LP (“DFA”) & Invesco Advisers, Inc. (“Invesco Advisers”)[3]
Small Cap Opportunities Trust (successor to Smaller Company Growth Trust) Series II	Seeks long-term capital appreciation. To do this, the portion of the Portfolio’s net assets managed by Invesco Aim is invested in at least 80% equity securities of small-capitalization companies, and the portion of the Portfolio’s net assets managed by DFA is invested in a broad and diverse group of readily marketable common stocks of U.S. small- and mid-cap companies.

Grantham, Mayo, Van Otterloo & Co. LLC
International Core Trust Series II	Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified portfolio of equity investments from developed markets outside the U.S.

Invesco Advisers, Inc.
International Growth Stock Trust Series II	Seeks long term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in stocks of any market capitalization and focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

Value Trust Series II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio, invests at least 65% of its total assets in equity securities that are believed to be undervalued relative to the stock market in general.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Jennison Associates LLC
Capital Appreciation Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 65% of its total assets in equity and equity-related securities of companies that exceed $1 billion in capitalization and are attractively valued and have above-average growth prospects.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
Bond Trust Series II	Seeks income and capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

Franklin Templeton Founding Allocation Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global Trust, Income Trust and Mutual Shares Trust. The Portfolio is a fund of funds and is also authorized to invest in other underlying Portfolios and investment companies.

Fundamental All Cap Core Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of highly differentiated companies across the capitalization spectrum with key growth drivers, sustainable cash flow production and high returns on capital.

Fundamental Large Cap Value Trust (successor to All Cap Value Trust) Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its total assets in equity securities of companies with a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index.[4]

Short Term Government Income Trust Series II	Seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. To do this, the Portfolio invests at least 80% of its net assets in obligations issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities. The Portfolio’s normal effective duration is no more than 3 years.

Strategic Income Opportunities Trust Series II	Seeks a high level of current income. To do this, the Portfolio invests primarily in foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, domestic high-yield bonds.

Ultra Short Term Bond Trust Series II

Seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital. To do this, the Portfolio invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade debt securities.

Note: The Ultra Short Term Bond Portfolio is not a money market fund. Although the Portfolio seeks to preserve the principal value of your investment, the Portfolio’s value fluctuates, and it is possible to lose money by investing in this Investment Option.

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JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited
500 Index Trust B Series NAV	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500® Index[5] and securities that as a group will behave in a manner similar to the index.

Mid Cap Index Trust Series II	Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P MidCap 400® Index[5] and securities that as a group behave in a manner similar to the index.

Money Market Trust B Series NAV

Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

Note: Although the Money Market Portfolio seeks to preserve the principal value of your investment, it is possible to lose money by investing in this Investment Option. For example the Money Market Portfolio could lose money if a security purchased by the Portfolio is downgraded, and the Portfolio must sell the security at less than the original cost of the security. Also, the returns of the Money Market Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying Money Market Portfolio is not sufficient to offset the Contract’s expense deductions.

Small Cap Index Trust Series II	Seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Russell 2000® Index[4] and securities that will as a group behave in a manner similar to the index.

Total Stock Market Index Trust Series II	Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the Wilshire 5000® Total Market Index[6] and securities that as a group will behave in a manner similar to the index.

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Core Strategy Trust (successor to Core Allocation Plus Trust, Core Fundamental Holdings Trust, Core Global Diversification Trust, Disciplined Diversification Trust, Fundamental Holdings Trust and Global Diversification Trust)
Series II

Seeks long term growth of capital; current income is also a consideration. To do this, the Portfolio invests approximately 70% of its total assets in equity securities and portfolios which invest primarily in equity securities and approximately 30% of its total assets in fixed-income securities and portfolios which invest primarily in fixed income securities. The Portfolio is a fund of funds and is also authorized to invest in other underlying portfolios and investment companies.

21

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Aggressive MVP Series II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 15% to 18.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to equity securities could be reduced to 0% and its economic exposure to cash and cash equivalents or fixed-income securities could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 100%.

Lifestyle Aggressive PS Series Series II	Seeks long-term growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 100% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and up to 10% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include exchange-traded funds (“ETFs”) and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Balanced MVP Series II	Seeks growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 8.25% to 10.25%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 55%.

22

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Balanced PS Series Series II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 50% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 50% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Conservative MVP Series II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 5.5% to 6.5%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 22%.

Lifestyle Conservative PS Series Series II	Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund of funds and normally invests approximately 80% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 20% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

23

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Growth MVP Series II	Seeks long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 11% to 13%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 77%.

Lifestyle Growth PS Series Series II	Seeks long-term growth of capital. Current income is also a consideration. The Portfolio operates as a fund of funds and normally invests approximately 70% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Lifestyle Moderate MVP Series II	Seeks current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of Portfolio losses. The Portfolio seeks to limit the volatility of returns to a range of 7% to 9%. The Portfolio is a fund of funds and invests primarily in underlying portfolios that invest primarily in equity securities and underlying portfolios that invest primarily in fixed-income securities. The Portfolio’s risk management strategy may cause the Portfolio’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents to fluctuate and during extreme market volatility, the Portfolio’s economic exposure to either equity securities or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the Portfolio’s exposure to equity securities (either directly or through investment in underlying portfolios or derivatives) to no more than 44%.

24

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited (cont.)
Lifestyle Moderate PS Series Series II	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund of funds and normally invests approximately 60% of its assets in underlying portfolios that invest primarily in fixed-income securities or in futures contracts on fixed-income markets and approximately 40% of its assets in underlying portfolios that invest primarily in equity securities or in futures contracts on equity markets. Underlying portfolios may include ETFs and the Portfolio may invest a significant portion of its assets in ETFs.

Pacific Investment Management Company LLC
Global Bond Trust Series II	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

Total Return Trust Series II	Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 65% of its net assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives.

QS Investors, LLC
All Cap Core Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests in common stocks and other equity securities within all asset classes (small-, mid- and large-cap) of those included on the Russell 3000® Index.[4] The Portfolio may also invest in U.S. government securities.

SSgA Funds Management, Inc.
International Equity Index Trust B Series II, NAV	Seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. To do this, the Portfolio invests at least 80% of its assets in securities listed in the Morgan Stanley Capital International All Country World Excluding U.S. Index,[7] or American Depository Receipts or Global Depository Receipts representing such securities.

T. Rowe Price Associates, Inc. and RCM Capital Management LLC [8]
Science & Technology Trust Series II	Seeks long-term growth of capital. Current income is incidental to the Portfolio’s objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

25

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

T. Rowe Price Associates, Inc.
Blue Chip Growth Trust Series II	Seeks to provide long-term growth of capital. Current income is a secondary objective. To do this, the Portfolio invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries and have the potential for above-average earnings growth.

Capital Appreciation Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the Portfolio’s assets. The remaining assets are invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures and options. The Portfolio may invest up to 20% of its total assets in foreign securities.

Equity-Income Trust Series II	Seeks to provide substantial dividend income and also long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

Health Sciences Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

Small Company Value Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in small companies whose common stocks are believed to be undervalued.

Templeton Global Advisors Limited
Global Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.

Templeton Investment Counsel, LLC
International Value Trust[9] Series NAV	Seeks long-term growth of capital. To do this, the Portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

Wellington Management Company, LLP
Investment Quality Bond Trust Series II	Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

26

JOHN HANCOCK VARIABLE INSURANCE TRUST

We show the Portfolio’s investment adviser or subadviser (“manager”) in bold above the name of the Portfolio.

The Portfolios available may be restricted if you purchased a guaranteed minimum withdrawal benefit Rider

(see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”).

Wellington Management Company, LLP (cont.)
Mid Cap Stock Trust Series II	Seeks long-term growth of capital. To do this, the Portfolio invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

Natural Resources Trust Series II	Seeks long-term total return. To do this, the Portfolio invests at least 80% of its net assets in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.

Small Cap Growth Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

Small Cap Value Trust Series II	Seeks long-term capital appreciation. To do this, the Portfolio invests at least 80% of its net assets in small-cap companies that are believed to be undervalued.

Western Asset Management Company
High Yield Trust[10] Series II	Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. government and foreign securities.

DWS INVESTMENTS VIT FUNDS

We show the Portfolio’s manager in bold above the name of the Portfolio.

Deutsche Investment Management Americas Inc.
DWS Equity 500 Index VIP[11] Series B2	The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500® Index”)[5], which emphasizes stocks of large U.S. companies. The Portfolio intends to invest at least 80% of assets, determined at the time of purchase, in stocks of companies included in the S&P 500® Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the S&P 500® Index.

[1]

The Active Bond Trust is subadvised by Declaration Management & Research LLC and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[2]	RREEF America L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust.
[3]

The Small Cap Opportunities Trust is subadvised by Dimensional Fund Advisors, LP and Invesco Aim Capital Management, Inc., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary.

[4]

“Russell 3000,” “Russell 2000,” “Russell 1000” and “Russell Midcap Value” are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalizations of companies included in the Russell 3000® Index ranged from less than $1 million to $494 billion, and the Russell 2000® Index ranged from less than $1 million to $7.9 billion. As of February 28, 2014, the lowest market capitalization of companies included in the Russell 1000® Value Index was $1 billion, and as of February 28, 2014, the market capitalizations of companies included in the Russell Midcap® Value” Index ranged from $1 billion to $28.4 billion.

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[5]

“Standard & Poor’s,” “S&P 500,” and “S&P MidCap 400” are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalizations of companies included in the S&P 500® Index ranged from $3.1 billion to $473.5 billion, and as of February 28, 2014, the market capitalizations of companies included in the S&P MidCap 400® Index ranged from $1 billion to $16.5 billion.

[6]

“Wilshire 5000” is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalizations of companies included in the Wilshire 5000® Total Market Index ranged from less than $1.0 million to $473.5 billion.

[7]

“MSCI All Country World ex-USA Index” is a service mark of Morgan Stanley Capital International Inc. and its affiliates (“MSCI”). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2014, the market capitalization range of the Index was $847 million to $262 billion.

[8]

The Science and Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC., with each subadviser subadvising approximately one half of the assets of the Portfolio. Since the Portfolio is only rebalanced periodically, the actual percentage of the Portfolio managed by each subadviser will vary. This allocation may be changed at any time.

[9]	The International Value Trust is sub-subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.
[10]	High Yield Trust is sub-subadvised by Western Asset Management Company Limited.
[11]	DWS Equity 500 Index VIP is subadvised by Northern Trust Investments, Inc. (“NTI”).

Voting Interest

We will vote Portfolio shares held in a Separate Account at any Portfolio shareholder meeting in accordance with timely voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for voting materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. If there are shares of a Portfolio held by a Subaccount for which we do not receive timely voting instructions, we will vote those shares in the same proportion as the total votes for all of our registered separate accounts for which we have received timely instructions, We will vote all Portfolio shares that we hold directly in our General Account in the same proportion as the total votes for all our registered separate accounts and those of any of our affiliates for which we have received timely instructions. One effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Portfolio for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Portfolio for which voting instructions may be given by dividing the reserve for the Contract allocated to the Subaccount in which such Portfolio shares are held by the net asset value per share of that Portfolio. Generally, the number of votes tends to decrease as annuity payments progress because the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

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V. Description of the Contract

Eligible Plans

Contracts may have been issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities (“IRAs”), pension and profit-sharing plans for corporations and sole proprietorships/partnerships (“H.R. 10” and “Keogh” plans), tax-sheltered annuities, and state and local government deferred compensation plans (see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI). The Contracts are also designed so that they may be used with nonqualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee), or issued as individually owned nonqualified contracts, as may be eligible under applicable law.

You should consult with a qualified tax advisor for more information if you are considering a conversion of your Qualified Contract to a Roth account. You should also consider that:

•

the Contracts are not designed to hold both Roth and non-Roth accounts; we do not separately account for any part of any Purchase Payments, Contract Value or any Annuity Payments as attributable to both a Roth account and a non-Roth account, even if permitted in your Qualified Plan, and that you or your plan administrator will be responsible for any tax related accounting required by such a split;

•

any transfer of Contract Value from a Contract used to fund a non-Roth account to a Roth account permitted in your Qualified Plan (or from a Contract used to fund a Roth account to a non-Roth account) may incur withdrawal charges; and

•	the Contract was not designed to fund a comingled account for multiple participants in a Qualified Plan.

Please see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts” for additional information about the use of the Contract in connection with Qualified Plans.

Eligibility Restrictions – Section 403(b) Plans. For information regarding Contracts issued for use in an existing retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or a “403(b) Plan”), please see “VII. Federal Tax Matters – Other Qualified Plans,” or you may request a copy of the SAI from the Annuities Service Center.

Beneficiary IRAs. For all Contracts that offered optional Riders, effective February 2, 2009, we no longer allowed you to establish a new Beneficiary IRA that included any optional benefit Rider, nor do we allow anyone with an existing Beneficiary IRA that does not have an optional benefit Rider to subsequently elect any optional benefit Rider. The restriction includes all optional Riders that were otherwise available under the Contract (where applicable, see Appendix B: “Optional Enhanced Death Benefits” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” and Appendix D: “Optional Guaranteed Minimum Income Benefit(s),” to determine what optional Riders, if any, were available).

We will continue to support existing Beneficiary IRAs that already include optional benefit Riders.

Eligible Groups. John Hancock USA has issued group contracts to Venture® Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

Accumulation Period Provisions

Purchase Payments

Restrictions on Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, after the first Contract Anniversary following the Rider Date.

•	(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, if your total Additional Purchase Payments would exceed $100,000.

Additional Purchase Payments for Nonqualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment if your GMWB Rider is in the Settlement Phase.

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Restrictions on Additional Purchase Payments for Qualified Contracts (Including IRAs) with a Guaranteed Minimum Withdrawal Benefit Rider. Under our current administrative rules:

•	You may not make an Additional Purchase Payment, without our prior approval, at any time after the Age 65 Contract Anniversary on a Qualified Contract with a GMWB Rider.

•

(Contracts issued in New Jersey or Oregon) You may not make an Additional Purchase Payment, without our prior approval, after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary if your total Additional Purchase Payments after the first Contract Anniversary would exceed $100,000.

Additional Purchase Payments for Qualified Contracts with a Guaranteed Minimum Withdrawal Benefit Rider are also subject to the following:

•

You may not make an Additional Purchase Payment, without our prior approval, if your Contract Value exceeds $1 million at the time of payment or if your Contract Value is less than $1 million and the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment after the oldest Covered Person becomes age 81 or if your GMWB Rider is in the Settlement Phase.

Additional Purchase Payments for Contracts Issued With or Without a Guaranteed Minimum Withdrawal Benefit Rider. Additional Purchase Payments must be at least $30. All Additional Purchase Payments must be in U.S. dollars.

We may provide for periodic Additional Purchase Payments to be automatically paid or transferred from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or deducted from your paycheck (“Payroll Plan”) on a periodic basis. If an Additional Purchase Payment would cause your Contract Values in this Contract plus any other variable annuity contracts with the same Owner or Annuitant, issued by us or our affiliates (your “total contract values”), to exceed $1 million, or if your total contract values already exceed $1 million, you must obtain our prior approval in order to make the Purchase Payment.

Additional Purchase Payments made through Financial Account Plans and Payroll Plans. Under our current administrative rules, you may request us to accept periodic Additional Purchase Payments under the terms of a Contract issued without a GMWB Rider that are automatically paid or transferred from your Financial Account Plan or in connection with a Payroll Plan. Under our current administrative rules, we will continue to accept periodic Additional Purchase Payments for a Contract with a GMWB Rider when made in connection with a Financial Account Plan or Payroll Plan if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012;

•	no automatic withdrawal program from your Contract is in effect; and

•	your GMWB Rider is not in the Settlement Phase.

For Qualified Contracts with a GMWB Rider, you may not make an Additional Purchase Payment under a Financial Account Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Contracts Issued for Use With Tax-Qualified Retirement Plans. If we issued your Contract for use as an IRA, Additional Purchase Payments that we permit you to make must be in the form of a “rollover contribution” for the year that you become age 70 1/2 and for each subsequent year. Other restrictions may apply for Contracts issued for use in a retirement plan intended to qualify under section 403(b) of the Code. We are not responsible for determining if the payment is a “rollover contribution,” and you should consult with a qualified tax advisor for additional information.

Initial Purchase Payments. We no longer issue the Contracts and do not accept initial Purchase Payments for new Contracts. We provide information regarding initial Purchase Payment requirements for the Contracts in the SAI.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. We will mail notice to you at your last known address if we intend to cancel a Contract, where permitted by state law, at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, in order to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

If permitted by state law, we may cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, if both:

•	the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

•	the Contract Value at the end of such two-year period is less than $2,000.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Additional Purchase Payment (if not otherwise restricted) to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in

30

such states. If we cancel your Contract, we will pay you the Contract Value computed as of the period from one Business Day to the next (the “valuation period”) during which the cancellation occurs, minus the amount of any withdrawal charge, Rider fee and Unpaid Loan, and minus the $30 annual Contract fee. The amount paid is treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see “VII. Federal Tax Matters”).

Allocation of Purchase Payments. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described in “Telephone and Electronic Transactions” in this section, below).

Restrictions on the Money Market Investment Option. You will not be permitted to make new investments in the Money Market Investment Option unless all or a portion of your Contract Value was allocated to the Money Market Investment Option on April 26, 2013. If so, you may continue to make new investments through Additional Purchase Payments (if not otherwise restricted) to that Option. However, transfers of amounts from other Investment Options are not permitted, and you can no longer invest in the Money Market Investment Option if at any time thereafter you fail to maintain a minimum balance in that Option (please refer to “V. Description of the Contract – Transfers You May Make Among Investment Options”).

Modification of Additional Purchase Payment Requirements. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. This may include, but is not limited to, circumstances where:

•	you obtain our prior approval to make Additional Purchase Payments for Contracts with or without GMWB Riders, and we waive our restrictions; or

•	we impose additional restrictions on, or eliminate, your ability to make any Additional Purchase Payments through Financial Account Plans and/or Payroll Plans.

You designate how your Purchase Payments are to be allocated among the Investment Options.

You may change the allocation of Additional Purchase Payments at any time by notifying us in writing (or by telephone or the Internet if you comply with our telephone and electronic transactions procedures described in “Telephone and Electronic Transactions” in this section, below).

Payment Enhancement

The optional Payment Enhancement Rider (previously known as the optional “Payment Credit” Rider) was not available for John Hancock USA Contracts. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and once elected the Payment Enhancement Rider is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement Rider was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Enhancement Rider, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Enhancement was 5%. The Payment Enhancement Rider is funded from John Hancock New York’s General Account.

Purchase Payments Which Are Not Eligible for a Payment Enhancement. If the Owner’s Spouse is the Beneficiary, the Spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the Spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner’s death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

Tax Considerations. Payment Enhancements are not considered to be “investment in the contract” for income tax purposes (see “VII. Federal Tax Matters”).

Matters to Consider About the Payment Enhancement. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making Additional Purchase Payments, you and your financial advisor should consider:

•	The length of time that you plan to own your Contract;

•	The frequency, amount and timing of any partial surrenders; and

•	The amount and frequency of your Purchase Payments.

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Choosing the Payment Enhancement is generally advantageous except in the following situation: if you make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to Additional Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see “VI. Charges and Deductions”).

If you are eligible and would like to make Additional Purchase Payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether Additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan’s compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan’s tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see “VII. Federal Tax Matters – Other Qualified Plans”).

Additional Charges for the Payment Enhancement Rider. If you elected the Payment Enhancement Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement Rider is elected is 8% (as opposed to 6% with no Payment Enhancement Rider) and the withdrawal charge period is 8 years if the Payment Enhancement Rider is elected (as opposed to 7 years with no Payment Enhancement Rider).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of “accumulation units” to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Contract’s Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We usually credit an approved Additional Purchase Payment received by mail or wire transfer that we accept on the Business Day on which it is received in Good Order at our Annuities Service Center. We will promptly return any amount that we do not accept as an Additional Purchase Payment or that is otherwise not in Good Order.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay death benefit proceeds, or apply amounts to an Annuity Option.

Automated Transactions. Automated transactions include transfers under Dollar Cost Averaging and the Asset Rebalancing program, pre-scheduled withdrawals or Purchase Payments, Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, transactions scheduled to occur on your Contract Anniversary, and annuity payments. Automated transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Business Day. In that case, the transaction will be processed and valued on the next Business Day unless, with respect to Required Minimum Distributions, substantially equal periodic payments under section 72(t) or 72(q) of the Code, and annuity payments only, the next Business Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Business Day.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options holding Contract assets. We arbitrarily set the value of an accumulation unit for each Subaccount on the first Business Day the Subaccount was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the “net investment factor” for that Subaccount (described below) for the Business Day on which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Portfolio determines the net asset value of its shares.

We use a Portfolio share’s net asset value at the end of a Business Day to determine the accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

•	your Purchase Payment transaction is complete before the close of daytime trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time) for that Business Day; or

•	we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of daytime trading on the New York Stock Exchange for that Business Day.

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Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Subaccount over a valuation period. The net investment factor may be greater than, less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net asset value per share of a Portfolio share held in the Subaccount determined at the end of the current valuation period, plus any dividends and distributions received per share during the current valuation period;

(b)	is the net asset value per share of a Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is a factor representing the charges deducted from the Subaccount on a daily basis for Separate Account annual expenses.

Transfers You May Make Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options, subject to the frequent trading restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the Internet (see “Telephone and Electronic Transactions,” below). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit accumulation units to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. We reserve the right to require your transfers to be at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we may transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but we reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Frequent Transfer Restrictions. Investment Options in variable annuity and variable life insurance products can be a target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option because such activity may expose a Variable Investment Option’s underlying Portfolio to increased Portfolio transaction costs and/or disrupt the Portfolio manager’s ability to effectively manage a Portfolio in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers you make to two per calendar month per Contract, with certain exceptions, and have established procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day as a single transfer. We do not count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Portfolios, or (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described below in “Pay-out Period Provisions – Transfers During Pay-out Period”). Under each Separate Account’s policy and procedures, a Contract Owner may transfer Contract Value to the Ultra Short Term Bond Investment Option even if the Contract Owner reaches the two-transfers-per-month limit, as long as 100% of the Contract Value in all Variable Investment Options is transferred to the Ultra Short Term Bond Investment Option. If such a transfer to the Ultra Short Term Bond Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from the Ultra Short Term Bond Investment Option to another Variable Investment Option. We apply each Separate Account’s policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

•	restricting the number of transfers made during a defined period;

•	restricting the dollar amount of transfers;

•	restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

•	restricting transfers into and out of certain Subaccount(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Portfolios (see “Withdrawals” in this section, below, for details on what suspensions of redemptions may be permissible). We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

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While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

In addition to the transfer restrictions that we impose, the John Hancock Variable Insurance Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Portfolio may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Portfolio upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

Until the close of business on July 1, 2014, you may transfer amounts out of any Investment Option that invests in the Lifestyle Aggressive MVP, Lifestyle balanced MVP, Lifestyle Conservative MVP, Lifestyle Growth MVP or Lifestyle Moderate MVP into one or more other Investment Options available under your Contract and/or Rider with no charge, and the transfer will not count against the number of permitted transfers.

Maximum Number of Investment Options

There is no limit on the number of Investment Options to which you may allocate Purchase Payments.

Telephone and Electronic Transactions

We permit you to request transfers by telephone. You may also apply to request withdrawals by telephone. We additionally encourage you to access information about your Contract, request transfers and perform some transactions electronically through the Internet. If you have not done so, we encourage you to register for electronic delivery of your transaction confirmations. Please contact us at the telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone by sending us instructions in a form acceptable to us. If you register for electronic delivery, we keep your personal information confidential and secure, and we do not share this information with outside marketing agencies.

We are not liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the Internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

•	any loss or theft of your password; or

•	any unauthorized use of your password.

We may be liable for any losses due to unauthorized or fraudulent instructions only where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by either a hardcopy or electronic delivery of a transaction confirmation. Transaction instructions we receive by telephone or electronically before the close of any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum Withdrawal Amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

Special Transfer Services – Dollar Cost Averaging Program

We administer a Dollar Cost Averaging (“DCA”) program. If you entered into a DCA agreement, you may have elected, at no cost, to automatically transfer on a monthly basis a predetermined dollar amount from any Variable Investment Option, or, if available, from a Fixed Investment Option we permitted for this purpose (the “DCA Source Investment Option”), to other Variable Investment Options (the “Destination Investment Options”), until the amount in the DCA Source Investment Option is exhausted. You may make Additional Purchase Payments (if not otherwise restricted) while you are enrolled in a DCA program. If you do not provide us with

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express written allocation instructions for these Additional Purchase Payments, no amounts will be allocated into your DCA Source Investment Option. Instead, they will be allocated among the Destination Investment Options according to the allocation you selected upon enrollment in the DCA program.

The DCA program allows investments to be made in equal installments over time in an effort to reduce the risk posed by market fluctuations. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Subaccount when the unit value is low, and less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. In addition, the DCA program does not protect you from market fluctuations in your DCA Source Investment Option. If you are interested in the DCA program, you may elect to participate in the program on a separate authorization form and obtain full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. You may elect out of the DCA program at any time. There is no charge for participation in the DCA program.

You should consult with your financial advisor to assist you in determining whether the DCA program is suited for your financial needs and investment risk tolerance.

Special Transfer Services – Asset Rebalancing Program

We administer an Asset Rebalancing Program which enables you to specify the allocation percentage levels you would like to maintain in particular Investment Options. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Investment Options. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

For rebalancing programs begun on or after October 1, 1996, we permit asset rebalancing only on the following time schedules:

•	quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

•	semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

•	annually on December 26th (or the next Business Day if December 26th is not a Business Day).

Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

You should consult with your financial advisor to assist you in determining whether the Asset Rebalancing program is suited for your financial needs and investment risk tolerance, and in determining appropriate percentages for each Investment Option you select.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under “Telephone and Electronic Transactions.” For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant’s Spouse under the Code. See the SAI for further information regarding the impact of withdrawals from section 403(b) Qualified Contracts. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge, Rider charge, administrative fee, or tax. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the Withdrawal Amount from that Investment Account.

When making a partial withdrawal, you may specify the Investment Options from which the withdrawal is to be made. The Withdrawal Amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a withdrawal is to be taken, we take the withdrawal proportionally from all of your Variable Investment Options until exhausted, and then from the Fixed Investment Options beginning with the shortest guarantee period first and ending with the longest guarantee period last. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see “Fixed Investment Options.”

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you want to use a part of your Contract Value to purchase an immediate annuity contract, you must make a withdrawal request, which will be subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

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There is no limit on the frequency of withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any applicable withdrawal charge) the amount remaining in the Investment Option is less than $100, we reserve the right to treat the withdrawal as a withdrawal of the entire amount held in the Investment Option. If the Withdrawal Amount would reduce the Contract Value to less than $300 or the remaining withdrawal charge, if greater, we generally treat the withdrawal as a total withdrawal of the Contract Value. We currently enforce these Contract minimum restrictions only for Contracts that do not have a guaranteed minimum withdrawal benefit Rider or, where applicable, a guaranteed minimum income benefit Rider. We reserve the right to enforce these restrictions for other Contracts in the future.

When we receive a withdrawal request in Good Order at our Annuities Service Center, we will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•

an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts’ net assets;

•	pursuant to SEC rules, the Money Market Subaccount suspends payment of redemption proceeds in connection with a liquidation of the underlying Portfolio; or

•	the SEC, by order, so permits for the protection of security holders.

Applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

Impact of Divorce. In the event that you and your Spouse become divorced, we will treat any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax or withdrawal charge. Also, for Contracts issued with an optional guaranteed minimum withdrawal benefit Rider, your guarantee may be reduced.

Tax Considerations. Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances (see “VII. Federal Tax Matters – Other Qualified Plans”).

Signature Guarantee Requirements for Surrenders and Withdrawals

(Not applicable to Contracts issued in New Jersey)

We may require that you provide a signature guarantee on a withdrawal or surrender request in the following circumstances:

•	you have no signed application on file with us; or

•	you are requesting that we mail the amount withdrawn to an alternate address; or

•	you have changed your address within 30 days of the withdrawal or surrender request; or

•	you are requesting a withdrawal or surrender in the amount of $250,000 or greater.

We must receive the original signature guarantee on your withdrawal or surrender request. We do not accept copies or faxes of a signature guarantee. You may obtain a signature guarantee at most banks, financial institutions or credit unions. A notarized signature is not the same as a signature guarantee and does not satisfy this requirement. There may be circumstances, of which we are not presently aware, in which we would not impose a signature guarantee on a surrender or withdrawal as described above.

Special Withdrawal Services – The Income Plan

We administer an Income Plan (“IP”) that permits you to pre-authorize a periodic exercise of the Contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge, where applicable, will ever apply to an IP withdrawal). If additional withdrawals outside the IP program are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the withdrawal charge–free Withdrawal Amount has been exceeded are subject to a withdrawal charge, where applicable. The IP is not available to Contracts for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges, where applicable. We reserve the right to suspend your ability to make Additional Purchase Payments while you are enrolled in an IP. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in the IP program.

Special Withdrawal Services - The Income Made Easy Program

Our Income Made Easy Program provides you with an automatic way to access guaranteed withdrawal amounts if you purchased a GMWB Rider with a Contract. There is no charge for participation in this program. Please read “Pre-authorized Withdrawals – The Income Made Easy Program” in Appendix C for more information.

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Optional Guaranteed Minimum Withdrawal Benefits

Please see Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a general description of the Principal Plus (formerly known as “Guaranteed Principal Plus”) and Principal Plus for Life (formerly known as “Guaranteed Principal Plus for Life”) optional benefit Riders that may provide guaranteed minimum withdrawal benefits under the Contract you purchased. In addition, Appendix C includes a general description of the Income Plus For Life® Series, Principal Plus for Life Plus Automatic Annual Step-Up, and Principal Returns optional benefits Riders for which you may have been eligible to exchange a previously purchased guaranteed minimum withdrawal benefit Rider. We currently do not make any of our GMWB Riders available for purchase or exchange to existing Contract Owners. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year, even if your Contract Value reduces to zero. We increase the amounts we guarantee by a Credit (also referred to as a “Bonus”) if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or “step up” the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we reduce the amounts we guarantee for future withdrawals.

Death Benefit During Accumulation Period

The Contracts described in this Prospectus generally provide for distribution of death benefits if the Owner dies before the Annuity Commencement Date.

Amount of Death Benefit. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:

•	the Contract Value; or

•	the Minimum Death Benefit.

If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract. If the oldest Owner was less than 81 years old on the Contract Date, the Minimum Death Benefit will be determined as follows:

•	During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.

•	During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:

(i)	is the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals; and

(ii)	is the greatest Anniversary Value prior to the oldest Owner’s turning age 81.

•

The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with withdrawals, since that Contract Anniversary.

If the oldest Owner is age 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the death benefit prior to the withdrawal; and

(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Payment of Death Benefit. The determination of the death benefit will be made on the date we receive written notice and “proof of death,” as well as all required claims forms in Good Order from all Beneficiaries, at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

•	a certified copy of a death certificate; or

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	any other proof satisfactory to us.

If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Distribution of Death Benefits. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that were not issued in connection with Qualified Plans, i.e., Nonqualified Contracts. Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see “VII. Federal Tax Matters – Other Qualified Plans”).

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as

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describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit to the extent permitted by the Code and by Treasury Department regulations.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the earlier of the Maturity Date or the Annuity Commencement Date. If there is a surviving Contract Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

Upon request, the death benefit proceeds may be taken in the form of a lump sum. In that case, we will pay the death benefits within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances for which payment of withdrawals may be postponed (see “Withdrawals” above). Beneficiaries who opt for a lump sum payout of their portion of the death benefit may choose to receive the funds either in a single check or wire transfer or in a John Hancock Safe Access Account (“JHSAA”). Similar to a checking account, the JHSAA provides the Beneficiary access to the payout funds via a checkbook, and account funds earn interest at a variable interest rate. Any interest paid may be taxable. The Beneficiary can obtain the remaining death benefit proceeds in a single sum at any time by cashing one check for the entire amount. The Beneficiary may draw a check on the JHSAA that is payable to himself/herself as well as to other persons or parties. Note, however, that a JHSAA is not a true checking account, but is solely a means of distributing the Contract’s death benefit. The Beneficiary can make only withdrawals, and not deposits. The JHSAA is part of our General Account; it is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the JHSAA.

If the Beneficiary does not choose a form of payment, or the death benefit payable upon the death of an Owner is not taken immediately, the Contract continues, subject to the following:

•	The Beneficiary becomes the Owner.

•

We allocate any excess of the death benefit over the Contract Value to the Owner’s Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner’s death.

•	No Additional Purchase Payments may be made (even if the Beneficiary is a surviving Spouse).

•	We waive withdrawal charges for all future distributions.

•

If the deceased Owner’s Beneficiary is a surviving Spouse (see “Other Contract Provisions – Spouse” below), he or she may continue the Contract as the new Owner without triggering adverse federal tax consequences. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the Spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the Spouse. For purposes of calculating the death benefit payable upon the death of the Spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner’s death as a Purchase Payment to the Contract. In addition, all Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date of the first Owner’s death will be excluded from consideration in the determination of the Spouse’s death benefit.

•

If the Beneficiary is not the deceased Owner’s Spouse, distribution of the Owner’s entire interest in the Contract must be made within five years of the Owner’s death, or alternatively, an individual Beneficiary may take distributions as an annuity, under one of the Annuity Options described below, which begins within one year after the Owner’s death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see “Annuity Options” below). Note: we continue to assess the mortality and expense risks charge during this period, even though we bear only the expense risk and not any mortality risk (see “VI. Charges and Deductions – Mortality and Expense Risks Fee”). If distribution is not made within five years and the Beneficiary has not specified one of the above forms of payment, we will distribute a lump sum cash payment of the Beneficiary’s portion of the death benefit. Also, if distribution is not made as an annuity, upon the death of the Beneficiary, any remaining death benefit proceeds will be distributed immediately in a single sum cash payment.

•

Alternatively, if the Contract is not a Qualified Contract, an individual Beneficiary may take distribution of the Owner’s entire interest in the Contract as a series of withdrawals over the Beneficiary’s life expectancy, beginning one year after the Owner’s death. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary’s life expectancy.

We may change the way we calculate the death benefit if you substitute or add any Contract Owner. If we do, the new death benefit will equal the Contract Value as of the date of the ownership change. We will also treat the Contract Value on the date of the change as a “Purchase Payment” made on that date for any subsequent calculations of the death benefit prior to the Annuity Commencement Date, and we will not consider any Purchase Payments made and any amounts deducted in connection with withdrawals prior to the date of the ownership change in our determination of the death benefit. We will not change the way we calculate the death benefit if

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the person whose death will cause the death benefit to be paid is the same after the ownership change or if you transfer ownership to the Owner’s Spouse. (See “Other Contract Provisions – Spouse” below for additional information concerning Spousal transfers of ownership.)

A change of Contract Owner may be a taxable event if the Owner or co-Owner before the change is an individual and the new Owner or co-Owner is not a Spouse of the previous Owner (or co-Owner). You should consult with a qualified tax advisor for further information relevant to your situation.

Optional Enhanced Death Benefits

Please see Appendix B: “Optional Enhanced Death Benefits” for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased.

Annual Step-Up Death Benefit. Under the Annual Step-Up Death Benefit Rider, the Company guarantees a minimum death benefit up to the Maturity Date based on the Contract’s highest “Anniversary Value” that may be achieved before you (or any joint owner) reach 81 years old. The Annual Step-Up Death Benefit was available only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.

Enhanced Earnings Death Benefit. (Not available in New York or Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the “appreciation in the Contract Value” proportionally in connection with withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.

Accelerated Beneficiary Protection Death Benefit. (Not available in New York or Washington) John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December 2003 and December 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

Pay-out Period Provisions

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant up to the Contract’s Maturity Date (the “Annuity Commencement Date” is the first day of the Pay-out Period). The Maturity Date is the date shown on your Contract’s specifications page, unless we have approved a change. For John Hancock USA Contracts, there is no contractual limit on when the earliest Annuity Commencement Date may be set. For John Hancock New York Contracts, the earliest allowable Annuity Commencement Date is one year from the Contract Date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary (“Default Maturity Date”). You may request a different Maturity Date at any time, by written request or by telephone at the number listed on page ii of this Prospectus, at least one month before both the current and new Maturity Dates. You may also be able to change your Maturity Date on our website, www.jhannuities.com, if:

•	you are registered on the website, and

•	your Contract is active, and not owned by a custodian or continued by a surviving Spouse or Beneficiary.

Under our current administrative procedures, the new Maturity Date may not be later than the Default Maturity Date unless we consent otherwise.

Annuity Commencement and Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences. You should consult with a qualified tax advisor for information about potential adverse tax consequences for such Maturity Dates. For Qualified Contracts, distributions may be required before the Maturity Date (see “VII. Federal Tax Matters – General Information Regarding Qualified Contracts – Required Minimum Distributions”).

Notice of Maturity Date. We will send you one or more notices at least 30 days before your scheduled Maturity Date and request that you verify information we currently have on file. If you do not choose an Annuity Option, do not make a total withdrawal of the Surrender Value, or do not ask us to change the Maturity Date to a later date, we will provide as a default an Annuity Option in the

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form of a life annuity with monthly payments guaranteed for ten years, as described in “Annuity Options offered in the Contract” below. The Annuity Commencement Date will be the Maturity Date. However, if the Contract Value on the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant.

A Contract issued in New York by John Hancock New York has as its Maturity Date the date the oldest Annuitant turns age 90, unless the Contract’s specifications page states otherwise or you later change the date.

When John Hancock USA issues a Contract outside New York, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

You should review your Contract carefully to determine the Maturity Date applicable to your Contract.

You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Annuity Commencement Date.

For Contracts offered through authorized representatives of certain selling firms, you cannot change either the Maturity Date or the Annuity Commencement Date to a date beyond the 95th birthday of the oldest Annuitant if the Contract is either:

•	a Nonqualified Contract, or

•	a Qualified Contract, unless the selling firm or an affiliate of the selling firm sponsors the Qualified Plan or serves as a custodian to the Qualified Plan.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. At any time during the Accumulation Period (after the first Contract Year in New York), you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. A Beneficiary may also elect to apply the Death Benefit to an Annuity Option. We apply your entire Contract Value or the Beneficiary’s entire portion of the Death Benefit proceeds to the Annuity Option(s) selected. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences. You may select the frequency of annuity payments. However, if the Contract Value at the Annuity Commencement Date is such that a monthly payment would be less than $20, we may pay the Contract Value in one lump sum to the Annuitant on the Annuity Commencement Date. We deduct a pro rata portion of the administration fee from each annuity payment.

We determine annuity payments based on the Investment Account value of each Investment Option at the Annuity Commencement Date. If you do not select an Annuity Option, we will provide as a default a combination fixed and variable Annuity Option in the form of a life annuity with payments guaranteed for ten years. United States Treasury Regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts.

Once annuity payments commence:

•	you are no longer permitted to make any withdrawals under the Contract;

•	you are no longer permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

•	we may not change the Annuity Option or the form of settlement; and

•	your Guaranteed Minimum Death Benefit terminates.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

Annuity Options offered in the Contract. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity – An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant might receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

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Option 2(a): Joint & Survivor Non-Refund Life Annuity – An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant might receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years – An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

Additional Annuity Options. When you annuitize, we may offer one or more Annuity Options in addition to the ones we are contractually obligated to make available.

Additional Annuity Options for Contracts with a Guaranteed Minimum Withdrawal Benefit Rider. When you annuitize, we may make one or more additional Annuity Options available to a Contract with one of our guaranteed minimum withdrawal benefit (“GMWB”) Riders (i.e., an Income Plus For Life®, Income Plus For Life – Joint Life®, Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or Principal Returns optional benefit Rider, as described in Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits”). If you purchased a Contract with a GMWB Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life® or an Income Plus For Life – Joint Life® Series Riders. For the Income Plus For Life – Joint Life® Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity.

GMWB Alternate Annuity Option 2: Joint & Survivor Lifetime Income Amount with Cash Refund – This Annuity Option is available if you purchased a Contract with one of the Income Plus For Life – Joint Life® Riders and both Covered Persons remain on the Rider at the Annuity Commencement Date. Under this option, we will make annuity payments during the joint lifetimes of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

•	the Lifetime Income Amount on the Annuity Commencement Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity.

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain – This Annuity Option is available if you purchased a Contract with the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Returns optional benefit Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Annuity Commencement Date by the amount of the annual annuity payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•	the Lifetime Income Amount on the Maturity Date, if any, as provided by the GMWB Rider that you purchased with your Contract; or

•	the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Fixed Period Certain Only – This Annuity Option is available only if:

•	you purchased a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, or a Principal Returns optional benefit Rider; and

•	there is no Lifetime Income Amount remaining (or none has been determined) at the Annuity Commencement Date.

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This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Benefit Base (may be referred to as the “Guaranteed Withdrawal Balance” in your Rider) at the Maturity Date by the Guaranteed Withdrawal Amount at the Annuity Commencement Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

•

the Guaranteed Withdrawal Amount on the Annuity Commencement Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or the Principal Returns Rider that you purchased with your Contract; or

•	the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

Once annuity payments begin under an Annuity Option, you cannot make any additional withdrawals under a Contract with a GMWB Rider.

Fixed Annuity Options. Upon death (subject to the distribution of death benefits provisions; see “Death Benefit During Accumulation Period”), withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate annuity factor table in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. If you request to use a part of your Contract Value to purchase an immediate annuity contract, we will treat the request as a withdrawal request, subject to any applicable withdrawal charge. Such a withdrawal may also have tax consequences.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity factor tables contained in the Contract. If the table we are currently using is more favorable to you, we will substitute that table. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Annuity Commencement Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant’s sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans, or with Contracts issued in Montana. The longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We base Variable Annuity payments after the first one on the investment performance of the Subaccounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Subaccount by the Annuity Unit value of that Subaccount (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Subaccount is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Subaccount are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made).

We charge the same Annual Separate Account Expenses during the annuitization period as we do during the Accumulation Period. We determine the “net investment factor” for an Annuity Unit in the same manner as we determine the net investment factor for an accumulation unit (see “Value of Accumulation Units” and “Net Investment Factor” under “V. Description of the Contract”). The value of an Annuity Unit for each Subaccount for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Subaccount (see “Net Investment Factor”) for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

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We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.

Transfers During the Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Subaccount to another. You must submit your transfer request to our Annuities Service Center at least 30 days before the due date of the first annuity payment to which your transfer will apply. We make transfers after the Annuity Commencement Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Subaccount selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make to four per Contract Year. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Portfolio. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During the Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we make the remaining guaranteed payments to the Beneficiary. We make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant’s death. If no Beneficiary is living, we commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

We do not make any payments to a Beneficiary, however, if the last surviving Covered Person dies while we are making payments under an Annuity Option providing only for payments for life, or payments during the Settlement Phase under an optional GMWB Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for additional information.

Optional Guaranteed Minimum Income Benefits

Please see Appendix D: “Optional Guaranteed Minimum Income Benefits” for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the “Income Base,” which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

Other Contract Provisions

Ownership

Prior to the Maturity Date, the Contract Owner is the person(s) designated in the specifications page or as subsequently named. On and after the Annuity Commencement Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

You must make any requests to change ownership in writing and we must receive such written change at the Annuities Service Center. We reserve the right to approve or disapprove any change.

Before requesting a change of ownership or making an assignment of your Contract, you should consider:

•

A change of ownership or a collateral assignment may be treated as a distribution from the Contract and subject to tax. We consider a collateral assignment to be a distribution from the Contract, and we will report any taxable amounts as may be required.

•

In states where permitted, a change of ownership may result in termination of any applicable minimum withdrawal benefit guarantee. (If you purchased a GMWB Rider, you can get more information from Appendix D: “Optional Guaranteed Minimum Withdrawal Benefits.”)

•

An addition of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value as of the date of the change of ownership, and treat that amount as a “Purchase Payment” made on the same date for purposes of computing further adjustments to the amount of the death benefit.

•	In states where permitted, a substitution of any Contract Owner may result in a reduction of the death benefit. We may reset the death benefit to an amount equal to the Contract Value.

•	A change of ownership (or collateral assignment) is subject to the rights of any irrevocable Beneficiary.

•	You may not change ownership or make a collateral assignment after the earlier of the Maturity Date or the Annuity Commencement Date.

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•

Contracts issued to a Qualified Plan may be subject to restrictions on transferability. For example, Qualified Contracts generally may not be transferred except by the trustee of an exempt employees’ trust which is part of a retirement plan qualified under section 401 of the Code or as otherwise permitted by applicable Treasury Department regulations. You may not be able to sell, assign, transfer, discount or pledge (as collateral for a loan or as security for the performance of an obligation, or for any other purpose) a Qualified Contract to any person other than us.

We assume no liability for any payments made or actions taken before a change is approved or an assignment is received or accepted (as applicable in the state where your Contract was issued). We assume no responsibility for the validity or sufficiency of any assignment. An absolute assignment or ownership change will revoke the interest of any revocable Beneficiary. Any resulting “Purchase Payment” will not be included in cumulative Purchase Payments and is not eligible for a Payment Enhancement, where available.

Group Contracts (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserved the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner’s ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days’ notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge (where applicable) as to any Contract issued after the effective date of the modification.

All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract.

Acceptance of Contracts. John Hancock USA has discontinued new applications and issuance of new group contracts.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an Annuitant, the second person named shall be referred to as “co-Annuitant.” The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us and the change must be received at our Annuities Service Center. We must approve any change.

On the death of the Annuitant prior to the Annuity Commencement Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant (the Owner may name a new Annuitant). In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Annuity Commencement Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we normally distribute the entire interest in the Contract to the Contract Owner within five years. We reduce the amount distributed by charges that would otherwise apply upon withdrawal.

Beneficiary

The Beneficiary is the person, persons or entity designated in your specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing and the change must be received at our Annuities Service Center. We must approve any change. If approved, we effect such change as of the date on which it was written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, any designated Contingent Beneficiary becomes the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Spouse

Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

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Code Section 72(s)

In order for our Nonqualified Contracts (i.e., Contracts not purchased to fund an IRA or other Qualified Plan) to be treated as annuities under the Code, we will interpret the provisions of the Contract so as to comply with the requirements of section 72(s) of the Code, which prescribes certain provisions governing distributions after the death of the Owner.

Misstatement and Proof of Age, Sex or Survival

We normally require proof of age, sex (where permitted by state law) or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant’s correct age and sex. If we have made incorrect annuity or benefit payments under the Contract, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity or benefit payments.

Fixed Investment Options

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the “1933 Act”), and each Company’s General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

Interest Rates and Availability. Currently, we do not make any Fixed Investment Options available for Additional Purchase Payments. However, you may previously have allocated some or all of your Contract Value to a Fixed Investment Option. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time to time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Transfers. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program (when available). Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Annuity Commencement Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Annuity Commencement Date.

Renewals. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.

Market Value Charge. Any amount withdrawn, transferred or borrowed from a Fixed Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below.

The adjustment factor is determined by the following formula: 0.75 × (B-A) × C/12 where:

A =	The guaranteed interest rate on the Investment Account.

B =	The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.

C =	The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between “B” and “A” will be 3%. The adjustment factor may never be less than zero.

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The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:

•	death of the Owner;

•	amounts withdrawn to pay fees or charges;

•	amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;

•	amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period;

•	amounts withdrawn from a one-year Fixed Investment Option; and

•	amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior withdrawals in that Contract Year.

In no event will the market value charge:

•	be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;

•	together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or

•	reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner’s Purchase Payments.

Withdrawals. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under “Withdrawals” above.

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a withdrawal is to be taken, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

The market value charge described above may apply to withdrawals from any Fixed Investment Option except for a one-year Fixed Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See “VII. Federal Tax Matters” below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Plans only under limited circumstances. See “VII. Federal Tax Matters – Qualified Plan Types.”

Loans. We offer a loan privilege only to Owners of Contracts issued prior to November 12, 2007, in connection with Section 403(b) Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under “General Information Regarding Qualified Contracts – Loans” (see “VII. Federal Tax Matters”). The market value charge described above may apply to amounts transferred from the Fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. The loan privilege will not be available if you elected any optional guaranteed minimum withdrawal benefit Rider.

Charges. No asset based charges are deducted from Fixed Investment Options.

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VI. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values, or withdrawal or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Portfolios that are described in the Portfolio prospectuses. For information on the optional benefit fees, please see “III. Fee Tables” and Appendix B: “Optional Enhanced Death Benefits,” Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” and/or Appendix D: “Optional Guaranteed Minimum Income Benefits.”

Withdrawal Charges

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments.

Amounts to Which Withdrawal Charges Do Not Apply. We do not assess a withdrawal charge with respect to: (i) earnings accumulated in the Contract; (ii) Payment Enhancements (where applicable) and any earnings attributable to Payment Enhancements; (iii) certain other “free Withdrawal Amounts,” described below; or (iv) Purchase Payments that have been in the Contract for more than 7 complete Contract Years (8 complete years if you elected the Payment Enhancement Rider in New York).

We do not impose a withdrawal charge on amounts allocated to a “free Withdrawal Amount.” In any Contract Year, the free Withdrawal Amount for that year is the greater of:

•	10% of total Purchase Payments (less all prior withdrawals in that Contract Year); and

•	the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.

Amounts to Which Withdrawal Charges Do Apply. We first allocate a withdrawal to any free Withdrawal Amount and second to “unliquidated Purchase Payments” (i.e., the amount of all Purchase Payments in the Contract net of any withdrawals of Purchase Payments in excess of the free Withdrawal Amount that have been taken to date).

Withdrawals of up to the free Withdrawal Amount may be withdrawn without the imposition of a withdrawal charge. If the amount of a withdrawal exceeds the free Withdrawal Amount, the excess will be allocated to Purchase Payments which will be “liquidated” on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free Withdrawal Amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a John Hancock USA Contract issued on or after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free Withdrawal Amount for purposes of calculating the withdrawal charge.

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How We Determine the Withdrawal Charge. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being “liquidated” by the applicable withdrawal charge percentage shown below:

Withdrawal Charge

(as a percentage of Purchase Payments*)

	John Hancock USA	John Hancock New York (without Payment Enhancement Rider)	John Hancock New York (with Payment Enhancement Rider)
First Year	6%	6%	8%
Second Year	6%	6%	8%
Third Year	5%	5%	7%
Fourth Year	5%	5%	7%
Fifth Year	4%	4%	5%
Sixth Year	3%	3%	4%
Seventh Year	2%	2%	3%
Eighth Year	0%	0%	1%
Thereafter	0%	0%	0%

*	Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown. The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

We deduct from the amount paid to the Contract Owner as a result of the withdrawal, any applicable withdrawal charge, Contract and Rider fees, and any taxes. In the case of a withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable fees and charges.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Annuity Commencement Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administration fees may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A: “Examples of Calculation of Withdrawal Charge.” Withdrawals from the Fixed Investment Options may be subject to a market value charge in addition to the withdrawal charge.

Waiver of Applicable Withdrawal Charge – Confinement to Eligible Nursing Home

(John Hancock USA Contracts only; not available in MA and NY)

For Contracts issued on or after May 1, 2002 (in states where approved), any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all of the following apply:

•	the Owner has been confined to an “Eligible Nursing Home” for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person);

•	the confinement began at least one year after the Contract Date;

•	confinement was prescribed by a “Physician”;

•	both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal; and

•	the request for a total withdrawal and “Due Proof of Confinement” are received by us, in Good Order, no later than 90 days after discharge.

An “Eligible Nursing Home” is a licensed “Long Term Care Facility” or “Hospital” providing medically necessary inpatient care that is prescribed in writing by a licensed “Physician” and is based on physical limitations which requires daily living in an institutional setting. A “Long Term Care Facility” is a facility which: (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it is located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A “Hospital” is a facility which: (a) is licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed “Physicians”; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

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A “Physician” is a person other than you, the Annuitant(s) or a member of your or the Annuitant’s families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

“Due Proof of Confinement” is a letter signed by a Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician, and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver described above is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”). You should consult with your own qualified tax advisor before requesting the waiver.

There are or may be situations other than those described above or elsewhere in the Prospectus (see, e.g., “Reduction or Elimination of Charges and Deductions,” below) that merit waiver of withdrawal charges, which we may consider on a case-by-case basis.

Annual Contract Fee

We deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and the Company in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee’s assessment, the fee will be waived. We deduct this administration fee on the Contract Anniversary during the Accumulation Period. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract Value on a day other than the Contract Anniversary, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

Asset-Based Charges

We deduct asset-based charges daily to compensate us primarily for our administrative and distribution expenses, and for the mortality and expense risks we assume under the Contracts. We do not assess asset-based charges against Fixed Investment Options.

Administration Fee

We allocate a portion of the asset-based charges, as shown in “III. Fee Tables,” to help cover our administrative expenses. We deduct from each of the Subaccounts a daily charge, at an annual effective rate of 0.15% of the value of each corresponding Variable Investment Option, to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the administration fee.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see “V. Description of the Contract – Death Benefit During Accumulation Period”). The expense risk we assume is the risk that any of the following, where applicable, may be insufficient to cover actual expenses: the annual fee, administration charges, distribution charge, or withdrawal charge.

To compensate us for assuming these risks, we deduct from each of the Subaccounts a daily charge at the annual effective rate of 1.25% of the value of the Variable Investment Options. In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days’ prior written notice to the group holder. The charge is assessed on all active Contracts, including Contracts continued by a Spousal Beneficiary upon the death of the Contract Owner or continued under any Annuity Option payable on a variable basis. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. In cases where no death proceeds are payable (e.g., for Contracts continued by a non-Spousal Beneficiary upon the death of the Owner), or under the Period Certain Only Annuity Option, if available, if you elect benefits payable on a variable basis, we continue to assess the Contractual mortality and expense risks charge, although we bear only the expense risk and not any mortality risk.

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Reduction or Elimination of Charges and Deductions

(Not available in New York)

We may have reduced or eliminated the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales to individuals or to a group of individuals in a manner that resulted in savings of sales or maintenance expenses or that we expect to result in reduction of other risks that are normally associated with the Contracts. We determine entitlement to such a reduction in the charges or deductions in the following manner:

•

We consider the size and type of group to which sales are made. Generally, per Contract sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

•	We consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

•	We consider the nature of the group or class for which the Contracts are purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

•

We consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

•

We consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may have offered the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may have elected to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses; and

•	There may be other circumstances that result in reduced expenses.

If after consideration of the foregoing factors, we determine that there would be a reduction in expenses, we provide a reduction in the charges or deductions. In the case of group contracts, we may have issued Contracts with a mortality and expense risks charge at rates less than those set out above, if we concluded that the mortality or expense risks of the groups involved were less than the risks determined for persons for whom the Contracts have been generally designed.

In no event did we permit reduction or elimination of the charges or deductions where that reduction or elimination was unfairly discriminatory to any person. We reserve the right to modify, suspend or terminate any reductions or waivers of charges at any time.

Premium Taxes

We make deductions for any applicable premium or similar taxes. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, and subject to applicable law, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage by the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

Premium Tax Rate[1]
State or Territory	Qualified Contracts	Nonqualified Contracts
CA	0.50%	2.35%
GUAM	4.00%	4.00%
ME2	0.00%	2.00%
NV	0.00%	3.50%
PR	1.00%	1.00%
SD2	0.00%	1.25%[3]
TX4	0.04%	0.04%
WV	1.00%	1.00%
WY	0.00%	1.00%

[1]	Based on the state or residence at the time the tax is assessed.
[2]	We pay premium tax upon receipt of Purchase Payment.
[3]	0.08% on Purchase Payments in excess of $500,000.
[4]	Referred to as a “maintenance fee.”

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VII. Federal Tax Matters

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a Contract is quite complex, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and Internal Revenue Service (“IRS”) rulings and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department and judicial decisions.

This discussion does not address state or local tax consequences associated with a Contract. The discussion also does not address the potential tax and withholding rules that might apply to a Contract held by, or distribution paid to, any foreign person, including any foreign financial institution, other entity or individual. Please consult with your tax advisor if there is a possibility that a Contract might be held by, or payable to, a foreign person. In addition, we make no guarantee regarding any tax treatment – federal, state, or local – of any Contract or of any transaction involving a Contract.

Our Tax Status

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our “policyholder reserves.” We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Portfolios. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract Owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract Owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future. (Please note that this discussion applies to federal income tax but not to any state or local taxes.)

Special Considerations for Optional Benefits

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, a 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such.

If the Contract you purchased is not intended for use with a tax-qualified retirement plan or as an IRA (a “Nonqualified Contract”):

•	Any withdrawal you take ordinarily is taxable as ordinary income to the extent of any gain in the Contract at the time of the withdrawal.

•

Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the “Settlement Phase” of an optional GMWB Rider, using the Contract Value. See Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for a description of the GMWB Riders available under the Contracts. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal.

•

Any annuity payments that you receive under an Annuity Option, including Annuity Options that are available only when you elect a GMWB Rider, will be taxed in the manner described in “Taxation of Annuity Payments” below.

If the Contract you purchased is intended for use with a tax-qualified retirement plan or as an IRA (a “Qualified Contract”):

•	Please see “Roth IRAs – Conversions and Rollovers to Roth IRAs” below for additional information on the tax impact of optional benefit Riders on a conversion to a Roth IRA.

•

The amount of any required minimum distributions may be increased under federal tax rules if your Contract has an optional death benefit or other optional benefit Rider. See “General Information Regarding Qualified Contracts” below.

You should consult a qualified tax advisor for information on any optional benefit Rider.

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General Information Regarding Nonqualified Contracts

(Contracts Not Purchased to Fund an IRA or Other Qualified Plan)

Tax Deferral During Accumulation Period

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under section 72 of the Code. This means that, ordinarily, federal income tax on any gains in your Contract will be deferred until we actually make a distribution to you or you assign or pledge an interest in your Contract.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company, trust, or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person. This exception does not apply in the case of any employer which is the nominal owner of an annuity contract under a nonqualified deferred compensation arrangement for its employees.

In addition to the foregoing, if the Contract’s Maturity Date occurs, or is scheduled to occur, at a time when the Annuitant is at an advanced age, such as over age 95, it is possible that the Owner will be taxed currently on the annual increase in the Contract Value.

The remainder of this discussion assumes that the Contract will constitute an annuity for federal tax purposes.

Aggregation of Contracts

In certain circumstances, the IRS may determine the portion of an annuity payment or a withdrawal from a contract that is includible in income by combining some or all of the annuity contracts owned by an individual which are not issued in connection with a Qualified Plan.

For example, if you purchase two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including withdrawals prior to the Maturity Date) is includible in income. Thus, if during a calendar year you bought two or more of the Contracts offered by this Prospectus (which might be done, for example, in order to purchase different guarantees and/or benefits under different contracts), all of such Contracts would be treated as one Contract in determining whether withdrawals from any of such Contracts are includible in income. The IRS may also require aggregation in other circumstances and you should consult a qualified tax advisor if you own or intend to purchase more than one annuity contract.

The effects of such aggregation are not always clear and depend on the circumstances. However, aggregation could affect the amount of a withdrawal that is taxable and the amount that might be subject to the 10% penalty tax described below.

Exchanges of Annuity Contracts

We may have issued the Contract in exchange for all or part of another annuity contract that you owned. Such an exchange would be tax free if certain requirements were satisfied. If you satisfied these requirements, your investment in the Contract immediately after the exchange is generally the same as that of the annuity contract you exchanged, increased by any Additional Purchase Payment you made as part of the exchange. Your investment in the Contract may be more, less or the same as the Contract Value immediately after the exchange. If your Contract Value exceeds your investment in the Contract, that excess represents gain in the Contract. You have to include that gain in your gross income if you subsequently take a withdrawal or distribution from the Contract (e.g., as a partial surrender, full surrender, annuity payment, or death benefit), or are deemed to receive a distribution (e.g., through a collateral assignment) from the Contract.

In Revenue Procedure 2011-38, the IRS amended the tax rules applicable to the partial exchange of an annuity contract for another annuity contract, effective for partial exchanges that occur after October 23, 2011. If you exchange part of an existing Contract after that date, and within 180 days of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, all or a portion of the amount received could be includible in your income and also subject to a 10% penalty tax. The IRS has announced that it will apply general tax principles to determine the consequences of receiving such a payment. For example, the IRS could treat the payment as taxable only to the extent of the gain in the particular contract from which the payment was received. Alternatively, the IRS could determine that the payment was an integrated part of the exchange. In that case, the payment would be taxable to the extent of all the gain accumulated in the original Contract at the time of the partial exchange, regardless of whether the payment came from the existing Contract or from the contract received in the exchange. Application of general tax principles is dependent on the facts and circumstances of each case. However, amounts received as an annuity during the 180-day period are not subject to the new rules, provided that the annuity payments will be made for a period of at least 10 years or for a life or joint lives.

EXAMPLE: An annuity Contract had $100,000 of Contract Value, of which $56,000 was gain and $44,000 was the Owner’s investment in the Contract, or “cost basis.” After October 23, 2011, the Owner did a partial exchange of 25% of the Contract Value for a new annuity contract. Of the $25,000 transferred to the new contract, $14,000 represents gain and $11,000 represents cost basis

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transferred from the original Contract. Two months after the partial exchange, the Owner takes a withdrawal from the new contract in the amount of $17,000. If the IRS treats the withdrawal as a distribution from the new contract, only $14,000 will be taxable as a distribution of income ($25,000 of contract value – $11,000 of cost basis in the new contract). If instead the IRS determines that the withdrawal is part of the exchange, the entire $17,000 is taxable as income because there was $56,000 of gain in the original Contract at the time of the exchange.

You should consult with your own qualified tax advisor in connection with an exchange of all or part of a Contract for another annuity contract, especially if you make a withdrawal from either contract after the exchange. The date a partial exchange occurs will be a factor in determining the tax treatment of subsequent withdrawals and other distributions from either contract.

Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons

In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that is received or accrued by the Owner during the taxable year. Entities that have purchased the Contract, or entities that will be Beneficiaries under the Contract, should consult a qualified tax advisor.

Taxation of Annuity Payments

When we make payments under a Nonqualified Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of Variable Annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant’s life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under Treasury Department regulations). In general, your investment in the Contract equals the aggregate amount of Purchase Payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to income tax.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant’s last tax return or, if there is a Beneficiary entitled to receive further payments, will be distributed to the Beneficiary as described more fully below under “Taxation of Death Benefit Proceeds.”

Effective January 1, 2011, section 72(a)(2) of the Code permits partial annuitization of an annuity contract and specifies that the cost basis, or investment in the contract, be allocated pro rata between the portion of the contract being annuitized and the portion of the contract remaining deferred. We do not permit you to apply any amount less than your entire Contract Value to the Annuity Options available under your Contract. Accordingly, any portion of your Contract that you withdraw to be annuitized will be reported to the IRS as a taxable distribution unless you transfer it into another contract (issued by John Hancock or by another company) in a partial exchange conforming to the rules of section 1035 of the Code and Rev. Proc. 2011-38. Any such withdrawal, whether carried out as a tax-deferred partial exchange or as a taxable withdrawal, will be subject to withdrawal charges.

Surrenders, Withdrawals, Transfers and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if you or your Beneficiary do not select an extended payment option for a death benefit payment.

When you take a withdrawal from a Contract before the Maturity Date (or Annuity Commencement Date, if earlier), including a payment under a systematic withdrawal plan or guaranteed minimum withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. If a withdrawal exceeds the gain in your Contract, the excess amount is a tax-free return of your investment in the Contract. If you have recovered your entire investment in the Contract, any additional withdrawals based upon a Rider guarantee will be subject to income tax. If you assign or pledge any part of your Contract Value, the value so pledged or assigned is taxed the same as an actual withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a withdrawal, all nonqualified annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below.

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When an individual Owner transfers ownership of a Contract without receiving full and adequate consideration, the transfer is taxed like a surrender. The transferor must include in gross income the amount by which the cash surrender value exceeds any investment in the Contract. The amount included in income may also be subject to a penalty tax for premature withdrawals as explained below. The new Owner’s investment in the Contract is increased by the amount included in the transferor’s gross income as a result of the transfer. These tax issues may apply, for example, in situations where the Owner and Annuitant are not the same person and are not married to each other. A qualified tax advisor should be consulted in those situations. However, these tax rules do not apply to a transfer between Spouses or a transfer to a former Spouse incident to a divorce under Code section 1041.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent of gain in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

•	if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

•	if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

•	if distributed as a series of withdrawals over the Beneficiary’s life expectancy, they are taxable to the extent there is gain in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary’s income as follows:

•	if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

•

if distributed in accordance with an existing Annuity Option other than a Period Certain Only Annuity Option, they are fully excludible from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income; or

•

if distributed in accordance with an existing Period Certain Only Annuity Option, the payments are taxed the same as the annuity payments made before death. A portion of each annuity payment is includible in income and the remainder is excluded from income as a return of the investment in the Contract.

Penalty Tax on Premature Distributions

There is a 10% penalty tax on the taxable portion of any payment from a Nonqualified Contract. Exceptions to this penalty tax include distributions:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	attributable to the Contract Owner becoming disabled (as defined in the tax law);

•	made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Contract Owner or for the joint lives (or joint life expectancies) of the Contract Owner and a designated Beneficiary;*

•	made under a single-premium immediate annuity contract; or

•	made with respect to certain annuities issued in connection with structured settlement agreements.

*

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments (Life Expectancy Distribution) and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have “investment control” over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the “extent to which Policyholders may direct their investments to particular

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subaccounts of a separate account without being treated as owners of the underlying assets.” As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable annuity contract despite the owner’s ability to allocate funds among as many as twenty subaccounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which the IRS determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Value than was the case in those rulings, it is possible that you would be treated as the owner of your Contract’s proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Portfolio will be able to operate as currently described in its prospectus, or that a Portfolio will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract’s proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

Medicare Tax on Unearned Income

The Health Care and Education Reconciliation Act of 2010 (the “Act”) contains provisions for a new Medicare tax to be imposed at a maximum rate of 3.8% in taxable years beginning after December 31, 2012. Also referred to as the Net Investment Income tax, the tax is imposed on an amount equal to the lesser of (a) “net investment income” or (b) the excess of the taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income,” for these purposes, includes the excess (if any) of gross income from annuities, interest, dividends, royalties and rents, and certain net gain, over allowable deductions, as such terms are defined in the Act or as may be defined in future Treasury Regulations or IRS guidance. The term “net investment income” does not include any distribution from a plan or arrangement described in Code sections 401(a), 403(a), 403(b), 408 (i.e., IRAs), 408A (i.e., Roth IRAs) or 457(b).

You should consult a qualified tax advisor for further information about the impact of the Act on your individual circumstances.

Puerto Rico Nonqualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan (“Nonqualified Contract”) are generally treated as a nontaxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Nonqualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax on premature distributions from a Nonqualified Contract. The Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Annuitized distributions under a Nonqualified Contract are treated as part taxable income and part non-taxable return of principal. With annuitization, the annual amount excluded from gross income under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Nonqualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant’s life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income from Nonqualified Contracts. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully.

General Information Regarding Qualified Contracts

(Contracts Purchased to Fund an IRA or Other Qualified Plan)

Numerous special tax rules apply to the participants in certain types of retirement plans that receive favorable treatment under the Code (“Qualified Plans”), and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in this Prospectus and in the SAI, but make no attempt to provide more than general information in this Prospectus and the SAI about use of Contracts with the various types of Qualified Plans.

When we issued a Contract in connection with a Qualified Plan (“Qualified Contract”), we may have amended the Contract as necessary to conform to the requirements of the Code. We have no responsibility, however, for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. Your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts.

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You should consult a qualified tax advisor for specific information about the impact of tax rules and plan requirements on your particular facts and circumstances.

Additional Purchase Payments to Qualified Contracts

You may make Additional Purchase Payments to a Qualified Contract, subject to our requirements and limitations for Additional Purchase Payments (see “V. Description of the Contract – Purchase Payments” for information on our Additional Purchase Payment requirements and limitations):

•	as a transfer from a traditional IRA to a Contract issued as a traditional IRA;

•

as a direct or indirect rollover* from a retirement plan qualified under sections 401(a), 403(a) or 403(b) of the Code or a governmental deferred compensation plan described in section 457 of the Code to a Contract issued either as a traditional IRA or as a Roth IRA; or

•	by making annual contributions to the extent permitted under the Code.

*	We use the term “direct rollovers” to refer to amounts that a Qualified Plan remits directly to us as an Additional Purchase Payment. We use the term “indirect rollovers” to refer to amounts that you may receive from a Qualified Plan, and then remit to us as an Additional Purchase Payment. The Code permits an indirect rollover to be tax-deferred if it is contributed to an IRA within 60 days of receipt. Note that an individual can make only one indirect rollover from his IRA(s) during any 12-month period. The tax law does not limit the number of indirect rollovers from other Qualified Plans to an IRA.

Distribution Requirements

The Code imposes requirements on Qualified Plans to comply with minimum distribution requirements. We provide general information, below, on minimum distribution requirements for traditional IRAs, Roth IRAs and certain other Qualified Plans.

Traditional IRAs

Section 408 of the Internal Revenue Code (“Code”) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”) or traditional IRA (to distinguish it from the Roth IRA discussed below). Contracts issued as traditional IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and the time when distributions may commence. Under the tax rules, the Owner and the Annuitant may not be different individuals. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. The Contract does not qualify for use in connection with an Education IRA under section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional Rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the Required Minimum Distribution (“RMD”) rules.

Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a traditional IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as an inherited IRA or an inherited Roth IRA.

Contributions to a Traditional IRA

Eligible rollover distributions from certain types of qualified retirement plans may be rolled over on a tax-deferred basis into a traditional IRA by former participants in the plans. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

If you are the surviving Spouse and “designated beneficiary” (as defined in the tax law) of a participant in a tax-qualified retirement account, you may make a direct rollover contribution as an Additional Purchase Payment to a Contract issued as a traditional IRA to the extent permitted. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

Distributions from a Traditional IRA

In general, unless you rolled over non-deductible contributions from any other Qualified Plan or made non-deductible contributions to your Contract, all amounts paid out from a traditional IRA Contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. You may incur an additional 10% penalty tax if you surrender the Contract or make a withdrawal before you reach age 59 1/2, unless certain exceptions apply as specified in section 72(t) of the Code. If any part of your direct rollover from a tax-qualified retirement plan includes after-tax contributions to the plan, or if you have made any non-deductible contributions to a Contract issued as a traditional IRA, part of any withdrawal or surrender distribution, single sum, death proceeds or annuity payment from the Contract may be excluded from taxable income when received.

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A Beneficiary who is not your Spouse may make a direct transfer to an inherited IRA of the amount otherwise distributable to him or her under a Contract issued as a traditional IRA.

Required Minimum Distributions from a Traditional IRA

Treasury Department regulations prescribe required minimum distribution (“RMD”) rules governing the time at which distributions from a traditional IRA to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to a Beneficiary or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a lifetime income benefit feature may affect the amount of the RMD that must be made under the Contract. Failure to comply with RMD requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner turns age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner’s age, the value of the Contract (taking into account both the account balance and the actuarial present value of other benefits provided under the Contract), and the value of all other traditional IRAs owned by the taxpayer.

Distributions made from traditional IRAs (and Roth IRAs) after the Owner’s death must also comply with RMD requirements. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiary or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your own qualified tax advisor.

If you make a direct transfer of all the value from a traditional IRA to any other traditional IRA, the minimum distribution requirements (and taxes on the distributions) apply to amounts withdrawn from the other traditional IRA.

Penalty Tax on Premature Distributions from a Traditional IRA

A 10% penalty tax may be imposed on the taxable amount of any payment from a traditional IRA. The penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated beneficiary.

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

In addition, the penalty tax does not apply to certain distributions from IRAs that are used for first time home purchases or for higher education expenses, or to distributions made to certain eligible individuals called to active duty after September 11, 2001. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from a traditional IRA for these purposes, you should consult your own qualified tax advisor.

If you rollover a Contract issued as a traditional IRA to a Roth IRA by surrendering the Contract and purchasing a Roth IRA, you may be subject to federal income taxes, including withholding taxes. Please read “Conversion or Rollover to a Roth IRA,” below, for more information.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as traditional IRAs, but they differ in certain significant ways with respect to the taxation of contributions and distributions.

Contributions to a Roth IRA

Unlike a traditional IRA, contributions to a Roth IRA are not deductible. As with a traditional IRA, eligible rollover distributions from certain types of qualified retirement plans may be directly rolled over into a Roth IRA by former participants in the plan. For these purposes, eligible rollover distributions include lump sum amounts payable from the plan upon termination of employment, termination of the plan, disability or retirement. Eligible rollover distributions do not include (i) required minimum distributions as described in section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments,” and (iii) if applicable, certain hardship withdrawals.

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Federal income tax will apply to direct rollovers from “non-Roth” accounts in 401(k) retirement plans to Contracts issued as Roth IRAs. Please read “Conversion or Rollover to a Roth IRA,” below, for more information. Under current rules, direct rollovers from “Roth” accounts in a 401(k) retirement plan to Contracts issued as Roth IRAs generally are not subject to federal income tax.

Distributions from a Roth IRA

Unlike a traditional IRA, distributions from Roth IRAs need not commence after the Owner turns age 70 1/2. Distributions must, however, begin after the Owner’s death. Distributions after the Owner’s death must comply with the minimum distribution requirements described above for traditional IRAs. Different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual and, if so, the Owner’s Spouse, or an individual other than the Owner’s Spouse.

If you wish to impose restrictions on the timing and the manner of payment of death proceeds to your designated beneficiary or if your Beneficiary wishes to extend payment of the Contract death proceeds over a period of time, please consult your own qualified tax advisor. Under our administrative rules beginning February 2009, we did not permit a Beneficiary of a Contract intended for use as a Roth IRA to purchase a new optional benefit Rider if the Beneficiary elected to maintain it as a Roth IRA.

Qualified distributions from a Roth IRA are excluded from income. A qualified distribution for these purposes is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

•	made after the Owner turns age 59 1/2;

•	made after the Owner’s death;

•	attributable to the Owner being disabled; or

•	a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code.

A rollover from a Contract issued as a Roth IRA to another Roth IRA is not subject to income tax.

Penalty Tax on Premature Distributions from a Roth IRA

Taxable distributions before age 59 1/2 may also be subject to a 10% penalty tax. This early distribution penalty may also apply to amounts converted to a Roth IRA that are subsequently distributed within a 5-taxable year period beginning in the year of conversion. Please read “Penalty Tax on Premature Distributions from a Traditional IRA,” above, for more information.

The state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. You should seek independent tax advice if you intend to use the Contract in connection with a Roth IRA.

Conversion or Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA. You also can initiate a direct rollover distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA Contract. The Roth IRA annual contribution limit does not apply to conversion or rollover amounts, but you must satisfy our requirements for Additional Purchase Payments. See “V. Description of the Contract – Purchase Payments” for additional information.

You must pay tax on any portion of a conversion or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. If you convert a Contract issued as a traditional IRA to a Roth IRA, the amount deemed to be the conversion amount for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. If you convert a Contract issued as a traditional IRA to a Roth IRA, you may instruct us not to withhold any of the conversion amount for taxes and remittance to the IRS. If you do instruct us to withhold for taxes when converting a Contract issued as a traditional IRA to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal and a reduction in the benefit value of any elected optional guarantee Rider, in a proportion determined by the Rider. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for more information about the impact of withdrawals.

If you direct the sponsor or administrator to transfer a rollover amount from your “non-Roth” Qualified Plan to a Roth IRA Contract, there is no mandatory tax withholding that applies to the rollover amount. A direct rollover to a Roth IRA is not subject to mandatory tax withholding, even though the distribution is includible in gross income.

Current tax law no longer imposes a restriction based on adjusted gross income on a taxpayer’s ability to convert a traditional IRA or other qualified retirement accounts to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now convert such assets to a Roth IRA. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted. Given the taxation of Roth IRA conversions and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such conversion or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

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You are not subject to federal income tax on a direct rollover of distributions from a Roth account in another Qualified Plan permitted to be rolled over into a Contract issued as a Roth IRA, or from a Contract issued as a Roth IRA to another Roth IRA.

Other Qualified Plans

You may have purchased a Qualified Contract for use in connection with certain retirement plans that receive favorable treatment under the Code, but are not traditional IRAs or Roth IRAs. The other types of retirement plans (“Other Qualified Plans”) include:

Other Qualified Plan Type
SIMPLE IRA Plans	In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA plan if the employer employed no more than 100 employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. The requirements for minimum distributions from a SIMPLE IRA plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA with a few exceptions.
Simplified Employee Pensions (SEP-IRAs)	Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees’ IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.
Section 403(b) Plans or Tax-Sheltered Annuities	Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. These Contracts are commonly referred to as “tax-sheltered annuities.” Please see the SAI for information on withdrawal restrictions under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.
Corporate and Self- Employed Pension and Profit-Sharing Plans (H.R. 10 and Keogh)	Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals’ Tax Retirement Act of 1962, as amended, commonly referred to as “H.R. 10” or “Keogh,” permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans; however, there are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans.
Deferred Compensation Plans of State and Local Governments and Tax- Exempt Organizations	Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency). When we make payments under a Section 457 Contract, the payment is taxed as ordinary income. Please see the SAI for information on restrictions under the Texas Optional Retirement Program. You may request a copy of the SAI from the Annuities Service Center.

In the case of a Contract held by the trustee of a Qualified Plan, references to the Owner in the discussion below should be read to mean the employee named as the Annuitant on the Contract.

Collecting and Using Information

Through your participation in a Qualified Plan, the Company, your employer, your Plan administrator, and your Plan sponsor collect various types of confidential information you provide in your agreements, such as your name and the name of any Beneficiary, Social Security Numbers, addresses, and occupation information. The Company, your employer, the Plan administrator, and your Plan sponsor also collect confidential information relating to your Plan transactions, such as Contract Values, Purchase Payments, withdrawals, transfers, loans and investments. In order to comply with IRS regulations and other applicable law in servicing your Contract, the Company, your employer, the Plan administrator and the Plan sponsor may be required to share such confidential information among themselves, other current, former or future providers under your Qualified Plan, and among their employees. By

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maintaining a Contract for use in a Qualified Plan or by intending to make an Additional Purchase Payment, transfer of ownership, transfer, withdrawal or loan on an existing Contract used in a Section 403(b) Plan, you consent to such sharing of confidential information. The Company will not disclose any such confidential information to anyone, except as permitted by law or in accordance with your consent.

Contributions to Other Qualified Plans

You may make Additional Purchase Payments through rollovers or conversions only from certain types of Qualified Plans or by making annual contributions to the extent permitted under the Code and by us. See “V. Description of the Contract – Purchase Payments” for information on our Purchase Payment requirements.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code and the plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into Other Qualified Plans and contains rules to limit the total amount you can contribute to all of your IRAs and Other Qualified Plans. Trustees and administrators of Other Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Other Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

Distributions from Other Qualified Plans

If permitted under your plan, you may take a withdrawal in the form of a distribution:

•

from a Contract intended for use with any Qualified Plan (other than a section 457 deferred compensation plan maintained by a tax-exempt organization) and make a “tax-free rollover” to a traditional IRA; or

•

from a Contract intended for use with a retirement plan qualified under sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code and make a “tax-free rollover” to any such plans.

In addition, if your Spouse is your designated beneficiary and survives you, he or she is permitted to take a distribution from a Contact intended for use with your tax-qualified retirement account and make a “tax-free rollover” to another tax-qualified retirement account in which your surviving Spouse participates, to the extent permitted by your surviving Spouse’s plan. A Beneficiary who is not your surviving Spouse may, if permitted by the plan, make a direct transfer to a traditional IRA of the amount otherwise distributable to him or her upon your death under a Contract that is held as part of a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. The IRA is treated as an inherited IRA of the non-Spouse Beneficiary.

You may make a “tax-free rollover” to a Roth IRA from a Contract intended for use as a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code.

In lieu of taking a distribution from your plan (including a section 457 deferred compensation plan maintained by a tax-exempt organization), your plan may permit you to make a direct trustee-to-trustee transfer of a Qualified Contract from the plan.

Current Treasury Department regulations provide a simplified method to determine the taxable portion of annuity payments under Contracts issued in connection with Other Qualified Plans. Please consult with a qualified tax advisor for further information.

Required Minimum Distributions from Other Qualified Plans

Treasury Department regulations prescribe RMD rules governing the time at which distributions from Other Qualified Plans to the Owner and Beneficiary must commence and the form in which the distributions must be paid. These rules are substantially similar to the RMD rules described above for a traditional IRA, except that distributions of required minimum amounts must generally commence by the later of:

•	April 1 of the calendar year following the calendar year in which the Qualified Plan participant turns 70 1/2, or

•	April 1 of the calendar year following the calendar year in which Qualified Plan participant (other than a 5% owner) retires from the employer that sponsored the Qualified Plan.

Penalty Tax on Premature Distributions from Other Qualified Plans

A 10% penalty tax may be imposed on the taxable amount of any payment from certain Qualified Contracts (but generally not section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual’s employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan.

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In the case of a traditional IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

•	received on or after the date on which the Contract Owner reaches age 59 1/2;

•	received on or after the Owner’s death or because of the Owner’s disability (as defined in the tax law); or

•

made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and “designated beneficiary” (as defined in the tax law).

You may be subject to a retroactive application of the penalty tax, plus interest, if you begin taking a series of substantially equal periodic payments and then modify the payment pattern (other than by reason of death or disability) before the later of your turning age 59 1/2 and the passage of five years after the date of the first payment.

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from Other Qualified Plans (although, in the case of plans qualified under sections 401 and 403 of the Code, the exception for substantially equal periodic payments applies only if the Owner has separated from service). If you wish to take a distribution and rely on an exception to the penalty tax, you should consult your own qualified tax advisor.

Withholding on Eligible Rollover Distributions

Eligible rollover distributions from a retirement plan that is qualified under sections 401(a), 403(a) or 403(b) of the Code, or from a governmental deferred compensation plan described in section 457(b) of the Code are subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except: (i) minimum distributions required under section 401(a)(9) of the Code; (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments;” and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an eligible retirement plan, including a traditional IRA, or to a Roth IRA.

If we have to withhold a portion of your distribution, we will treat any amount we withhold as a withdrawal from your Contract, which could result in an Excess Withdrawal or other type of reduction in the guarantees and benefits that you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

We do not need to withhold any amounts if you provide us with information, on the forms we require for this purpose, that you wish to assign a Qualified Contract and/or transfer amounts from that Contract directly to another Qualified Plan. Similarly, if you wish to make Additional Purchase Payments to a Qualified Contract, you may find it advantageous to instruct your existing retirement plan to transfer amounts directly to us, in lieu of making a distribution to you. You should seek independent tax advice if you intend to maintain a Contract for use with a Qualified Plan.

Designated Roth Accounts within Other Qualified Plans

The Small Business Jobs Act of 2010 authorizes: (1) participants in governmental deferred compensation plans described in section 457(b) to contribute deferred amounts to designated Roth accounts within their 457(b) plan; and (2) participants in 401(k), 403(b) and certain other plans to roll over qualified distributions into a designated Roth account within their plans, if allowed by their plans. The Contract, however, was not designed to separately account for any Contract Value in a single Contract that is split between Roth and non-Roth accounts, even if your 401(k) Plan, 403(b) Plan or 457 Plan allows you to split your account. If your plan allows it, and you split your Contract Value into Roth and non-Roth accounts, you or your plan administrator (in the case of 401(k) Plans) will be responsible for the accounting of your Contract Value for tax purposes: calculating withholding, income tax reporting, and verifying Required Minimum Distributions made under our Life Expectancy Distribution program. We are not responsible for the calculations of any service provider that you may use to split Contract Value between Roth and non-Roth accounts. We will deny any request that would create such a split.

Rollover to a Roth IRA

Current tax law no longer imposes a restriction, based on adjusted gross income, on a taxpayer’s ability to initiate a direct rollover from a non-Roth account in a Qualified Plan to a Roth IRA. Accordingly, taxpayers with more than $100,000 of adjusted gross income may now initiate a direct rollover of a distribution from a retirement plan described in sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code to a Roth IRA. The Roth IRA annual contribution limit does not apply to rollover amounts.

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You must, however, pay tax on any portion of the rollover amount that would have been taxed if you had not made a direct rollover to a Roth IRA. No similar limitations apply to rollovers to one Roth IRA from another Roth IRA or from a Roth account in a retirement plan described in section 401(a) or section 403(b) of the Code or a governmental deferred compensation plan described in section 457(b) of the Code. Please note that the amount deemed to be the “rollover amount” for tax purposes may be higher than the Contract Value because of the deemed value of guarantees.

A 10% penalty tax for premature distributions may apply if amounts converted to a Roth IRA are distributed within the 5-taxable year period beginning in the year the conversion is made. Generally, the amount converted to a Roth IRA is included in ordinary income for the year in which the account was converted.

If you instruct us to transfer a rollover amount from a Qualified Contract to a Roth IRA, we will assume it is permitted under your plan and you may instruct us to not withhold any of the rollover for taxes and remittance to the IRS. A direct rollover is not subject to mandatory tax withholding, even if the distribution is includible in gross income. If you instruct us to withhold taxes in connection with a direct rollover from an existing Contract to a Roth IRA, we will treat any amount we withhold as a withdrawal from your Contract. This could result in an Excess Withdrawal, or other reduction of the guarantees and benefits you may have purchased under an optional benefits Rider to your Contract. Please read Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits” for information about the impact of withdrawals on optional benefit Riders.

Given the taxation of direct rollovers to a Roth IRA and the potential for an early distribution penalty tax, you should consider the resources that you have available, other than your retirement plan assets, for paying any taxes that would become due the year of any such rollover or a subsequent year. You should seek independent qualified tax advice if you intend to use the Contract in connection with a Roth IRA.

Section 403(b) Plans

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. If you purchased a Contract for use in a retirement plan intended to qualify under section 403(b) of the Code (a “Section 403(b) Plan” or the “Plan”), we may restrict your ability to make Additional Purchase Payments unless (a) we receive the Additional Purchase Payment directly from the Section 403(b) Plan through your employer, the Plan’s administrator, the Plan’s sponsor or in the form of a transfer acceptable to us, (b) we have entered into an agreement with your Section 403(b) Plan concerning the sharing of information related to your Contract (an “Information Sharing Agreement”), and (c) unless contained in the Information Sharing Agreement, we have received a written determination by your employer, the Plan administrator or the Plan sponsor of your Section 403(b) Plan that the plan qualifies under section 403(b) of the Code and complies with applicable Treasury Department regulations (a “Certificate of Compliance”) (Information Sharing Agreement and Certificate of Compliance, together, the “Required Documentation”).

We may accept, reject or modify any of the terms of a proposed Information Sharing Agreement presented to us, and make no representation that we will enter into an Information Sharing Agreement with your Section 403(b) Plan.

Additional Purchase Payments. We will not accept Additional Purchase Payments in the form of salary reduction, matching or other similar contributions in the absence of the Required Documentation. Matching or other employer contributions to Contracts issued on or after January 1, 2009, will be subject to restrictions on withdrawals specified in the Section 403(b) Plan.

We will not knowingly accept transfers, in the absence of the Required Documentation, from another existing annuity contract or other investment under a Section 403(b) Plan to a previously issued Contract used in a Section 403(b) Plan. Subject to our receipt of the Required Documentation, such transfers shall be made directly from a Plan through an employer, a Plan administrator or a Plan sponsor, or by a transfer acceptable to us.

In the event that we do not receive the Required Documentation and you nonetheless direct us to accept a Purchase Payment, the transfer may be treated as a taxable transaction.

Please see the SAI for information regarding withdrawals under Section 403(b) Plans. You may request a copy of the SAI from the Annuities Service Center.

Loans under section 403(b) of the Code

You may be eligible for a loan of some or all of your Contract Value if:

•	We issued your Contract prior to January 1, 2009;

•	Your Contract does not contain a GMWB Rider;

•	Your Contract is intended for use with a retirement plan qualified under section 403(b) of the Code;

•	The retirement plan is not subject to Title 1 of ERISA; and

•	Your retirement plan permits you to request the loan.

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Loans from Qualified Contracts intended for use under retirement plans qualified under section 403(b) of the Code, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan and the manner in which the loan must be repaid.

Loans are subject to the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time you apply for a loan. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax advisor before exercising any loan privilege for which you are eligible. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

We deduct the amount of any Unpaid Loans from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

If you have a loan outstanding under a Contract intended for use with a Section 403(b) Plan, any surrender or transfer of your Contract may subject you to income taxation on the amount of the loan balance.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. If you purchased a Contract intended for use in connection with Puerto Rican “tax qualified” retirement plans, please note that the text of this Prospectus addresses U.S. federal tax law only and is inapplicable to the tax laws of Puerto Rico.

See Your Own Tax Advisor

The foregoing description of federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax advisor.

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VIII. General Matters

Asset Allocation Services

We are aware that certain third parties may have offered asset allocation services (“Asset Allocation Services”) in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account’s policies that we have adopted to discourage disruptive frequent trading activity. (See “Transfers Among Investment Options.”) We do not endorse, approve or recommend such services in any way. If you authorize payment for such services from your Contract Value: (1) we treat the payments as withdrawals under the terms described earlier in this Prospectus; and (2) any such withdrawals may incur a withdrawal charge or other fee under the terms described in this Prospectus, which would be separate and in addition to any other charges and fees you may pay for other withdrawals. (See “V. Description of the Contract Accumulation Period Provisions – Withdrawals” for information about the treatment of withdrawals under the Contract. You should also refer to Appendix C: “Optional Guaranteed Minimum Withdrawal Benefits,” or Appendix D: “Optional Guaranteed Minimum Income Benefits,” if you purchased one of our optional benefit Riders, for information about the impact of withdrawals on the Rider’s benefits.)

Distribution of Contracts

John Hancock Distributors, LLC (“JH Distributors”), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Variable Insurance Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors’ principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210-2805. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, (the “1934 Act”) and is a member of the Financial Industry Regulatory Authority (“FINRA”).

We offered the Contracts for sale through broker-dealers that had entered into selling agreements with JH Distributors. Broker-dealers sold the Contracts through their registered representatives who were appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of FINRA, may also have offered the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors may continue to pay compensation to broker-dealers for the promotion, sale and servicing of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors’ and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from a Portfolio’s distribution plan (“12b-1 fees”), the fees and charges imposed under the Contract, and other sources, including distribution plans of the underlying portfolios of a Portfolio that is a fund of funds.

The individual representative who sold you a Contract may receive a portion of the compensation that we pay for servicing an existing Contract, or that we pay upon receipt of an Additional Purchase Payment, under the representative’s own arrangement with his or her broker-dealer. We may also continue to pay commissions or overrides to a limited number of affiliated and/or non-affiliated broker-dealers that provided marketing support and training services to the broker-dealer firms that sold and service the Contracts.

Standard Compensation

The amount and timing of compensation JH Distributors pays to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 8% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see “VI. Charges and Deductions”).

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we, either directly or through JH Distributors, may have entered into special compensation or reimbursement arrangements (“revenue sharing”) with selected firms. We determined which firms to support and the extent of the payments that we

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made and may continue to make. Under these arrangements, the form of payment may have been any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

In consideration of these arrangements, a firm may have given us preferential access to members of its sales force. In addition, the firm may have agreed to participate in our marketing and on-going training and servicing activities by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm’s sales force.

These arrangements were not offered to all firms, and the terms of such arrangements differed between firms. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of the Contracts, although a small number of firms continue to receive revenue sharing payments in accordance with the terms of agreements entered into with those particular firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2013, in the SAI, which is available upon request. Any such compensation, which may have been significant at times, does not result in any additional direct charge to you by us.

Broker-dealers may receive or may have received additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may have included, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may have contributed to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may have received gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable FINRA rules and other applicable laws and regulations.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling or servicing other variable contracts. The compensation and revenue sharing arrangements may give or have previously given us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to recommend the contracts of one issuer over another issuer or one product over another product.

For sales representatives of certain affiliates, the amount of additional compensation paid was based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervised these sales representatives may also have been entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers was primarily based on sales of proprietary products, these sales representatives and their managers had an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Contracts Sold Directly Without Payment of Any Sales Compensation

(John Hancock USA Contracts only; not available in NY)

The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. The following classes of individuals are eligible for this waiver:

•	officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife, the John Hancock Variable Insurance Trust or any of their affiliates; and

•

employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.

Transaction Confirmations

We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these transaction confirmations to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the delivery of the transaction confirmation, we will deem you to have ratified the transaction. We encourage you to register for electronic delivery of your transaction confirmations. Please contact the John Hancock Annuities Service Center at the applicable telephone number or Internet address shown on page ii of this Prospectus for more information on electronic transactions.

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Reinsurance Arrangements

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts’ guaranteed benefits, and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

Statements of Additional Information

Our Statements of Additional Information provide additional information about the Contracts, including the optional benefit Riders and the Separate Accounts, including information on our history, services provided to the Separate Accounts and legal and regulatory matters. We filed the Statements of Additional Information with the SEC on the same date as this Prospectus, and incorporate them herein by reference. You may obtain a copy of the current Statements of Additional Information without charge upon request by contacting us at the Annuities Service Center shown on page ii of this Prospectus. The SEC also maintains a website (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

John Hancock Life Insurance Company of New York Separate Account A

Statement of Additional Information

General Information and History

Accumulation Unit Value Tables

Services

Independent Registered Public Accounting Firm

Servicing Agent

Principal Underwriter

Special Compensation and Reimbursement Arrangements

Additional Information on Section 403(B) Plans or Tax-Sheltered Annuities

Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Legal and Regulatory Matters

Appendix A: Audited Financial Statements

Financial Statements

The Statements of Additional Information also contain the Company’s financial statements for the years ended December 31, 2013 and 2012, and its Separate Account financial statements for the year ended December 31, 2013 (the “Financial Statements”). Our Financial Statements provide information on our financial strength as of December 31, 2013, including information on our General Account assets that were available at that time to support our guarantees under the Contracts and any optional benefit Riders. The Company’s General Account consists of securities and other investments, the value of which may decline during periods of adverse market conditions.

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Appendix A: Examples of Calculation of Withdrawal Charge

Example 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, there are no withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values. During any Contract Year the free Withdrawal Amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior withdrawals in that Contract Year.

Contract Year	Hypothetical Contract Value	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
2	$55,000	$5,000[1]	$50,000	6%	$3,000
4	50,500	5,000[2]	45,500	5%	2,275
6	60,000	10,000[3]	50,000	3%	1,500
7	35,000	5,000[4]	45,000[4]	2%	900
8	70,000	20,000[5]	50,000	0%	0

[1]

In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free Withdrawal Amount).

[2]

In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free Withdrawal Amount is equal to 10% of payments ($50,000 × 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free Withdrawal Amount).

[3]

In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free Withdrawal Amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free Withdrawal Amount).

[4]

In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 – $50,000), so the free Withdrawal Amount is equal to 10% of payments ($50,000 ×10% = $5,000) and the withdrawal charge is applied to total payments less the free Withdrawal Amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free Withdrawal Amount. In this example, the payments liquidated would be $30,000 ($35,000 – $5,000).

[5]	There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.

Example 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no Additional Purchase Payments are made, the Payment Enhancement is not elected, and there are a series of four withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000. The free Withdrawal Amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.

Hypothetical Contract Value	Withdrawal Requested	Free Withdrawal Amount	Payments Liquidated	Withdrawal Charge
				Percent	Amount
$65,000	$2,000	$15,000[1]	$0	5%	$0
49,000	5,000	3,000[2]	2,000	5%	100
52,000	7,000	4,000[3]	3,000	5%	150
44,000	8,000	0[4]	8,000	5%	400

[1]

For the first example, accumulated earnings of $15,000 is the free Withdrawal Amount since it is greater than 10% of payments less prior withdrawals ($5,000 – 0). The amount requested ($2,000) is less than the free Withdrawal Amount so no payments are liquidated and no withdrawal charge applies.

[2]

The Contract has negative accumulate earnings ($49,000 – $50,000), so the free Withdrawal Amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free Withdrawal Amount during the third Contract Year is $3,000. The $5,000 withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

[3]

The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 – $2,000 – $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

[4]

The free Withdrawal Amount is zero since the Contract has negative accumulated earnings ($44,000 – $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

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Appendix B: Optional Enhanced Death Benefits

This Appendix provides a general description of the optional enhanced death benefits that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any enhanced death benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about taxes applicable to optional benefit Riders.

The following is a list of the optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

1.	Enhanced Earnings Death Benefit – Not offered in New York or Washington

2.	Accelerated Beneficiary Protection Death Benefit – Not offered in New York or Washington

Enhanced Earnings Death Benefit

(Not offered in New York or Washington)

Depending on availability, you may have elected the optional Enhanced Earnings Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings death benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with withdrawals.

The amount deducted in connection with withdrawals will be on a pro rata basis and will be equal to (i) multiplied by (ii) where:

(i)	is equal to the Enhanced Earnings benefit prior to the withdrawal; and

(ii)	is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

If the Beneficiary under the Contract is the deceased Owner’s Spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Enhanced Earnings Death Benefit will continue with the surviving Spouse as the new Contract Owner. In this case, upon the death of the surviving Spouse prior to the Maturity Date, a second Enhanced Earnings benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings benefit payable on the death of the surviving Spouse, the Enhanced Earnings benefit will be equal to zero on the date of the first Contract Owner’s death and the death benefit payable upon the first Contract Owner’s death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with withdrawals prior to the date of the first Contract Owner’s death, will not be considered in determining the Enhanced Earnings benefit.

Termination of the Enhanced Earnings Death Benefit

The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of: (a) the date the Contract terminates; (b) the Maturity Date; or (c) the date on which the Enhanced Earnings benefit is paid. However, as noted in the paragraph above, if the deceased Owner’s Spouse is the Beneficiary, the Spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

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Enhanced Earnings Fee

A daily charge at an annual effective rate of 0.20% of the value of each Variable Investment Option is deducted from each Subaccount for the Enhanced Earnings Death Benefit.

The election of the Enhanced Earnings Death Benefit on a Contract may not always be in your interest since an additional fee is imposed for this benefit.

Accelerated Beneficiary Protection Death Benefit

(Not offered in New York or Washington)

Depending on availability, you may have elected the Accelerated Beneficiary Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Accelerated Beneficiary Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.

Once the Accelerated Beneficiary Protection Death Benefit is elected, it is irrevocable. If the Accelerated Beneficiary Protection Death Benefit is elected, the death benefit paid under the Accelerated Beneficiary Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit) is imposed for the Accelerated Beneficiary Protection Death Benefit (see “Accelerated Beneficiary Protection Death Benefit Fee” below). Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Accelerated Beneficiary Protection Death Benefit (“Accelerated Beneficiary Protection Death Benefit”) is determined as of the date on which written notice and proof of death and all required forms are received in good order at our Annuities Service Center. The amount of the Accelerated Beneficiary Protection Death Benefit is equal to the “Enhanced Earnings Death Benefit” factor plus the greatest of:

•	the Contract Value;

•	the Return of Purchase Payments Death Benefit Factor;

•	the Annual Step-Up Death Benefit Factor; or

•	the Graded Death Benefit Factor.

We may offer other optional Riders whose benefits and the names of such benefits are similar to the Accelerated Beneficiary Protection Death Benefit Factors referenced above. These other optional Riders are separate and distinct from the Accelerated Beneficiary Protection Death Benefit Factors referenced above, they contain separate optional Rider charges and their benefits and limitations may be different.

If there is any Debt under the Contract, the Accelerated Beneficiary Protection Death Benefit equals the amount described above less the Debt amount.

If the Beneficiary is the deceased Owner’s Spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum immediately, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving Spouse as the new Owner. Upon the death of the surviving Spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving Spouse:

•	The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner’s death (“first Accelerated Beneficiary Protection Death Benefit”) is not treated as a Purchase Payment to the Contract;

•

In determining the “Enhanced Earnings Death Benefit” Factor (see “Enhanced Earnings Death Benefit Factor” below), on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the “Enhanced Earnings Death Benefit” Factor;

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•

In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step-Up Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with withdrawals (see “Withdrawal Reductions” below).

“Enhanced Earnings Death Benefit” Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the “Enhanced Earnings Death Benefit” factor is equal to 50% multiplied by Earnings, as defined under the “Enhanced Earnings Death Benefit” Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the “Enhanced Earnings Death Benefit” Factor calculation, Earnings are equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with withdrawals (see example and “Withdrawal Reductions” below).

The Maximum “Enhanced Earnings Death Benefit” Factor is equal to 100% of the Earnings Basis.

Example. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

•	The “Earnings Basis” is equal to 150% of $100,000, or $150,000.

•	“Earnings” are equal to $175,000 minus $150,000, or $25,000.

•	The “Enhanced Earnings Death Benefit” Factor is equal to 50% of $25,000, or $12,500.

Note that for purposes of the Accelerated Beneficiary Protection Death Benefit, “Earnings” will always be less than the excess of Contract Value over Purchase Payments. In this example, “Earnings” are less than $75,000 (or $175,000 minus $100,000).

Annual Step-Up Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step-Up Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner’s turning age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with withdrawals since that Contract Anniversary (see “Withdrawal Reductions” below).

Graded Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1.	is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

Number of Complete Years Payment has been in Contract	Payment Multiplier[1]
0	100%
1	110%
2	120%
3	130%
4	140%
5	150%

[1]

If a Purchase Payment is received on or after the oldest Owner’s 71st birthday, the Payment Multiplier equals 100% in all years. Thus, for Purchase Payments made on or after the oldest Owner reaches age 71, the benefit provided by the Graded Death Benefit Factor is equal to the benefit provided by the Return of Purchase Payments Death Benefit Factor.

2.	is equal to the sum of Withdrawal Reductions in connection with withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

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The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with withdrawals taken plus $250,000.

Withdrawal Reductions. If total withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the “Annual Withdrawal Limit”), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each withdrawal but may be recalculated if subsequent withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionally. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

We reserve the right to restrict Investment Options at any time. We will notify the Owner in writing at least 30 days prior to restricting an Investment Option. If we restrict an Investment Option you may not be able to transfer or allocate Contract Value or Purchase Payments to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of the Accelerated Beneficiary Protection Death Benefit Rider

The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

•	the date the Contract terminates;

•	the Maturity Date; or

•

the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and the Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving Spouse after the death of the original Owner.

Accelerated Beneficiary Protection Death Benefit Fee

Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.

Qualified Plans

If you use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step-Up Death Benefit) may have on your plan. Please consult your own qualified tax advisor.

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Appendix C: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix describes the following optional guaranteed minimum withdrawal benefit (“GMWB”) Riders that may be part of a previously issued Contract:

Income Plus For Life® Series Riders:

•	Income Plus For Life® 12.08 Series:

¡	Income Plus For Life® 12.08

¡	Income Plus For Life – Joint Life® 12.08

•	Income Plus For Life® (Quarterly Step-Up Review) Series

¡	Income Plus For Life® (Quarterly Step-Up Review)

¡	Income Plus For Life – Joint Life® (Quarterly Step-Up Review)

•	Income Plus For Life® (Annual Step-Up Review) Series*

¡	Income Plus For Life® (Annual Step-Up Review)

¡	Income Plus For Life – Joint Life® (Annual Step-Up Review)

*	The Income Plus For Life® (Annual Step-Up Review) Series Riders were previously referred to as “Income Plus For Life®” and “Income Plus For Life – Joint Life®.”

Principal Plus for Life Series Riders

•	Principal Plus for Life

•	Principal Plus for Life Plus Automatic Annual Step-Up

Principal Plus Rider

Principal Returns Rider

These optional GMWB Riders are no longer available to be added to your Contract. If you purchased any of these Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where they were available, we only permitted one GMWB Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.

We describe a different type of optional benefit Rider, known as a “Guaranteed Minimum Income Benefit Rider,” in Appendix D.

General Information about Guaranteed Minimum Withdrawal Benefit Riders

This section of the Appendix provides general information about our GMWB Riders. We provide specific information about each GMWB Rider’s features in the sections that follow.

Forms of Guaranteed Amounts

Our GMWB Riders provide two different types of benefits:

Lifetime Income Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals for the duration of a single lifetime, or for the duration of two (“joint”) lifetimes. Lifetime Income Amount guarantees begin on a Lifetime Income Date.

Guaranteed Withdrawal Amount. This type of benefit provides a guarantee of a minimum amount available for annual withdrawals that will last for a period of time measured by a Benefit Base (sometimes referred to as a “Guaranteed Withdrawal Balance”). Initial Guaranteed Withdrawal Amounts are generally determined on the date you purchase a Rider, but may be increased if you defer taking withdrawals and decreased if you take Excess Withdrawals.

The Rider you purchased may provide either a Lifetime Income Amount or a Guaranteed Withdrawal Amount or both types of benefits. We describe the types of benefits for each Rider in the Features section of this Appendix.

Covered Person(s)

Please review the “Features” section of the applicable Rider to determine if the Rider provides a lifetime income guarantee and, if so, whether it can be based on a single life or a joint life.

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Single Life Guarantee. For Riders that provide a lifetime income guarantee based on the life of a single Covered Person, the Covered Person is the oldest Owner at issue of the Rider. We may have waived the requirement of Contract ownership and permitted you to designate a Covered Person who is an Annuitant in situations where the Owner is not the Annuitant.

EXAMPLE: We permit the Annuitant to be a Covered Person if a custodial account owns a Qualified Contract for the benefit of an Annuitant.

The Covered Person must remain an Owner (or an Annuitant, subject to our underwriting rules) to receive benefits under the Rider.

Joint Life Guarantee. For Riders that provide a lifetime income guarantee based on the lifetime durations of two Covered Persons, we determined the Covered Persons at the time you elected the Rider. A spouse may need to qualify as a “spouse” under state law (a “Spouse”) to be treated as a Covered Person under the Contract.

For Riders issued with Nonqualified Contracts:

•	both Spouses must be named as co-Owners of the Contract; or

•	if only one Spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other Spouse must be designated as the Beneficiary of the Contract.

For Riders issued with Qualified Contracts:

•	one Spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and

•	the Owner’s Spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your Spouse become divorced after you purchased the Rider, you may not add a new Spouse as a Covered Person. If you remove your Spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider (see “Impact of Divorce” in “V. Description of the Contract – Accumulation Period Provisions” for additional information on the impact of divorce). You may lose benefits under the Rider if a Covered Person is removed from the Rider.

Availability of Guaranteed Minimum Withdrawal Benefit Riders

You could have elected a GMWB Rider at the time you purchased a Contract. Once you elected a GMWB Rider, its effective date usually is the Contract Date (unless we permitted otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

Rider Fees

We charge an additional fee on each Contract Anniversary for a GMWB Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the amount of the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct the pro rata share of the annual fee from the Contract Value:

•	on the date we determine the death benefit;

•	after the Annuity Commencement Date at the time an Annuity Option begins; or

•	at full surrender of the Contract; or

•	depending on the Rider, on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct any additional Rider fee during the Settlement Phase or after the Annuity Commencement Date once an Annuity Option begins.

Fee for Income Plus For Life® 12.08 Series Riders. The fee is equal to 0.85% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.80% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life® 12.08 or Income Plus For Life – Joint Life® 12.08 fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders. The fee is equal to 0.75% of the Adjusted Benefit Base for Contracts issued outside of New York, and 0.70% for Contracts issued in New York. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change either the Income Plus For Life (Quarterly Step-Up Review) or Income Plus For Life – Joint Life® (Quarterly Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

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Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders. The fee is equal to 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Additional Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to change the Income Plus For Life® (Annual Step-Up Review) or Income Plus For Life – Joint Life® (Annual Step-Up Review) fee on the effective date of each Step-Up. In such a situation, neither fee will ever exceed 1.20%.

Fee for Principal Plus for Life. The fee is equal to 0.40% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

Fee for Principal Plus for Life Plus Automatic Annual Step-Up. The current fee is equal to 0.70% of the Adjusted Benefit Base. The fee for Riders purchased December 15, 2008 through April 30, 2009 is 0.70% of the Adjusted Benefit Base. The fee for Riders purchased June 16, 2008 through December 12, 2008 is 0.55% of the Adjusted Benefit Base. The fee for Riders purchased prior to June 16, 2008 is 0.60% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by the amount of any Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee on the effective date of each Step-Up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-Up Rider fee will never exceed 1.20%.

Fee for Principal Plus. The fee is equal to 0.30% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted by the amount of any Step-Up, Credit or Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to change the Principal Plus fee on the effective date of each Step-Up. In such a situation, the Principal Plus fee will never exceed 0.75%.

If we decide to increase the rate of a Rider fee at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. If you decline a scheduled Step-Up, we will not increase the Rider fee at that time. You will have the option to elect a Step-Up within 30 days of subsequent Step-Up Dates. If you decide to step-up a guaranteed amount at that time, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Fee for Principal Returns. The fee is equal to 0.50% of the Adjusted Benefit Base. The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary (including any Step-Up applied on that prior Contract Anniversary) increased by any Additional Purchase Payment made during the Contract Year prior to the current Contract Anniversary. The Rider refers to the Adjusted Benefit Base as the “Adjusted Guaranteed Withdrawal Balance.” We reserve the right to increase the Principal Returns fee on the effective date of each Step-Up. In such a situation, the Principal Returns fee will never exceed 0.95%.

Restrictions on Additional Purchase Payments

If you purchased a GMWB Rider, we restrict your ability to make Additional Purchase Payments to the Contract without our prior approval.

Restrictions on Additional Purchase Payments for Nonqualified Contracts. If we issued your Contract not in connection with an IRA or other Qualified Plan, we will not accept, without our prior approval:

•	(Contracts issued in states other than OR and NJ) any Additional Purchase Payment after the first Contract Anniversary; or

•

(Contracts issued in OR or NJ) any Additional Purchase Payment after the first Contract Anniversary following the Rider Date if your total Additional Purchase Payments after the first Contract Anniversary exceed $100,000.

Restrictions on Additional Purchase Payments for Qualified Contracts. If we issued your Contract in connection with a Qualified Plan, including an IRA, we will not accept, without our prior approval:

•

(Contracts issued in states other than OR and NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64);

•

(Contracts issued in OR or NJ) Additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 64), if your total payments after the first Contract Anniversary exceed $100,000; but

•	(all Contracts) we will not accept any Purchase Payment after the oldest Covered Person becomes age 81.

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For Contracts issues with Principal Plus, we reserve the right to apply the Nonqualified Contract Additional Purchase Payment Restrictions to Qualified Contracts.

Additional Purchase Payments for both Nonqualified Contracts and Qualified Contracts are also subject to the following:

•

You may not make an Additional Purchase Payment, without our approval, if your Contract Value exceeds $1 million at the time of payment or if the Additional Purchase Payment would cause your Contract Value to exceed $1 million.

•	You may not make an Additional Purchase Payment during a Rider’s Settlement Phase (see “Settlement Phase” below).

Other limitations on Additional Purchase Payments may vary by state.

If we issued your Contract in connection with an IRA, any Additional Purchase Payments that we may approve for the year that you become 70 1/2 and for any subsequent year must qualify as a “rollover contribution.” We are not responsible for determining if the payment is a “rollover contribution” and you should consult with a qualified tax advisor regarding your GMWB Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

Approval of Additional Purchase Payments through Automatic Withdrawals from Bank Accounts and Payroll Deduction Plans. We will continue to accept Additional Purchase Payments under the terms of your Contract and GMWB Rider when made in connection with an automatic withdrawal program from your bank account, brokerage account or other account you hold at a similar financial institution (“Financial Account Plan”) or in connection with a payroll deduction plan (“Payroll Plan”) if:

•	the Financial Account Plan or Payroll Plan was in effect prior to May 4, 2012,

•	no automatic withdrawal program from your Contract is in effect, and

•	your Rider is not in the Settlement Phase.

Additional Purchase Payments will be subject to our prior approval, however, if any of the following apply:

•	you make the payment under a Bank Plan and it exceeds the amount authorized on May 4, 2012 to be withdrawn periodically from your bank account and paid to us as an Additional Purchase Payment; or

•	your Contract Value exceeds $1 million at the time of payment, under either a Bank Plan or Payroll Plan; or

•	your Contract Value is less than $1 million and the Additional Purchase Payment under either a Bank Plan or Payroll Plan would cause your Contract Value to exceed $1 million; or

•

(Qualified Contracts) you make the payment after the later of the first Contract Anniversary following the Rider Date or the Age 65 Contract Anniversary and your total payments after the first Contract Anniversary exceed $100,000.

For Qualified Contracts, we will not accept an Additional Purchase Payment under a Bank Plan or Payroll Plan after the oldest Covered Person becomes age 81.

Approval of Additional Purchase Payment to Prevent Cancellation of Contracts. If (where permitted by state law) we intend to cancel a Contract at the end of any two consecutive Contract Years (three for Contracts issued in New York) in which no Purchase Payments have been made, we will mail notice to you at your last known address to allow you to make the necessary Additional Purchase Payment to keep your Contract in force.

Approval of Other Additional Purchase Payments. There may be circumstances other than as described above where we may approve Additional Purchase Payments for Contracts with GMWB Riders. We may modify, suspend, waive or terminate our restrictions on Additional Purchase Payments at any time. For further information, contact your financial advisor or our Annuities Service Center.

Impact of Additional Purchase Payment Restrictions on Increases in Guaranteed Amounts. The restrictions on Additional Purchase Payments described above may prevent you from increasing the amount of any Credits or Step-Ups we would otherwise have applied to the Benefit Base based on Additional Purchase Payments, and may prevent you from increasing the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments.

Restrictions on Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders.

If you purchased any of our GMWB Riders, you must invest 100% of your Contract Value at all times in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:

•	among the currently available individual Investment Options (see “Available Individual Investment Options” below); or

•	in a manner consistent with any one of the restricted Model Allocations for which you may have been eligible (see “Restricted Model Allocations” below).

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Subject to our restrictions on frequent trading:

•	if you are invested in one or more of the available individual Investment Options, you may transfer Contract Value between these Investment Options; or

•

if you are invested in a restricted Model Allocation, you may transfer 100% of your Contract Value from the restricted Model Allocation to one or more of the currently available individual Investment Options.

You may not specify the Investment Option from which you wish to make a withdrawal; withdrawals are taken in accordance with our default procedures described in “V. Description of the Contract – Accumulation Period Provisions – Withdrawals.” We allocate Additional Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

You should consult with your financial advisor to assist you in determining whether investing in any individual Investment Option or Model Allocation is suitable for your financial needs and risk tolerance.

Available Individual Investment Options. If you purchased a Contract with a GMWB Rider, we limit the individual Investment Options to which you may allocate your Contract Value. The currently available individual Investment Options invest in the following Portfolios:

•	Core Strategy Trust
•	Lifestyle Balanced MVP
•	Lifestyle Balanced PS Series
•	Lifestyle Conservative MVP
•	Lifestyle Conservative PS Series
•	Lifestyle Growth MVP
•	Lifestyle Growth PS Series
•	Lifestyle Moderate MVP
•	Lifestyle Moderate PS Series
•	Total Bond Market Trust B
•	Ultra Short Term Bond Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from your selected Source Investment Option, in connection with your selected Investment Options.

Restricted Individual Investment Options. The following individual Investment Options, which may have been available when you purchased a GMWB Rider, are currently restricted (“Restricted Options”):

•	American Asset Allocation Trust

•	Capital Appreciation Value Trust

•	Franklin Templeton Founding Allocation Trust (not available with any GMWB Rider purchased after December 15, 2008, other than Principal Plus For Life and Principal Returns)

•	Money Market Trust

If all or a portion of your Contract Value was allocated to one or more of the Restricted Options on the last day it was available, you may continue to allocate Additional Purchase Payments to that Restricted Option. However, you will not be able to transfer amounts from another Investment Option to the Restricted Option. You also will no longer be able to use the Restricted Option if at any point you transfer all of your Contract Value out of that Restricted Option into any of the available individual Investment Options.

We reserve the right to restrict Investment Options in your variable Investment Account at any time. If we restrict an Investment Option, you may not be able to allocate or transfer Additional Purchase Payments (even if the Additional Purchase Payments are not otherwise restricted) or Contract Value into the Restricted Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

For more information regarding these Portfolios, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Portfolios, please see “IV. General Information about Us, the Separate Accounts and the Portfolios” as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolios’ prospectuses by contacting the Annuities Service Center shown on page ii of this Prospectus. You should read a Portfolio’s prospectus carefully before investing in the corresponding Variable Investment Option.

Restricted Model Allocations. We do not currently make “Model Allocations” available. If you allocated Contract Value to one of the Model Allocations shown below in the Table of Restricted Model Allocations on or before the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including

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future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation if you transfer your Contract Value to any Investment Option other than as permitted in that Model Allocation.

If you are permitted to use a restricted Model Allocation, you may also continue to use our DCA program from any available DCA Source Investment Option in connection with that restricted Model Allocation. You also authorize us to rebalance your entire Contract Value allocated to that restricted Model Allocation on a quarterly basis to the fixed percentages shown in the table for each Investment Option in that Model Allocation. In addition, you may not make any transfers to other Investment Options except to transfer 100% of your Contract Value to one or more of the available individual Investment Options.

None of the Model Allocations is a fund of funds. We do not actively manage any Model Allocation. Once you invest in a Model Allocation, we will not change the allocation percentages (except to rebalance) or component Portfolios based on changes in investment strategy, market conditions or expectations of future performance. Because a Model Allocation does not change, you should periodically consult with your financial advisor to ensure that your selected Model Allocation continues to be appropriate for your needs and circumstances.

Table of Restricted Model Allocations. The following Model Allocation was available with Contracts issued with GMWB Riders issued prior to May 1, 2009, and are restricted as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocations.

Restricted Model Allocation for a Guaranteed Minimum Withdrawal Benefit Rider:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Fundamental Holdings of America (not available after April 30, 2009)	15% 25% 25% 35%	American International Trust American Growth Trust American Growth-Income Trust Bond Trust

Additional Restricted Model Allocations for Principal Plus (formerly known as Guaranteed Principal Plus). If you purchased a Contract with a Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.

Restricted Model Allocations The following eight Model Allocations were available with Principal Plus for Contracts issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Portfolio currently within the Model Allocation.

Restricted Model Allocations for Principal Plus:

Model Allocation Name	Model Allocation Percentage	Portfolio Name
Conservative Income Strategy (formerly, “Scudder Conservative Income Strategy”):	64.00% 10.00% 7.00% 6.00% 3.00% 2.00% 2.00% 2.00% 1.00% 1.00% 1.00% 1.00%

Investment Quality Bond Trust

Active Bond Trust

Fundamental All Cap Core Trust

500 Index Trust B

International Value Trust

Total Stock Market Index Trust

Real Estate Securities Trust

Small Cap Index Trust

Fundamental Large Cap Value Trust

Global Trust

International Equity Index

Fundamental Value Trust

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Model Allocation Name	Model Allocation Percentage	Portfolio Name
Growth Strategy (formerly, “Scudder Growth Strategy”):	23.00% 18.00% 14.00% 11.00% 8.00% 6.00% 5.00% 5.00% 4.00% 2.00% 2.00% 2.00%

500 Index Trust B

Fundamental All Cap Core Trust

International Value Trust

Investment Quality Bond Trust

Fundamental Value Trust

Fundamental Large Cap Value Trust

Total Stock Market Index Trust

Small Cap Index Trust

Real Estate Securities Trust

Global Trust

International Equity Index Trust

Active Bond Trust

Growth & Income Strategy (formerly, “Scudder Growth & Income Strategy”):	32.00% 17.00% 15.00% 9.00% 5.00% 4.00% 4.00% 3.00% 3.00% 2.00% 2.00% 4.00%

Investment Quality Bond Trust

500 Index Trust B

Fundamental All Cap Core Trust

International Value Trust

Active Bond Trust

Total Stock Market Index Trust

Fundamental Value Trust

Fundamental Large Cap Value Trust

Real Estate Securities Trust

Global Trust

International Equity Index Trust

Small Cap Index Trust

Income & Growth Strategy (formerly, “Scudder Income & Growth Strategy”):	46.00% 13.00% 11.00% 7.00% 6.00% 3.00% 3.00% 3.00% 2.00% 2.00% 2.00% 2.00%

Investment Quality Bond Trust

Fundamental All Cap Core Trust

500 Index Trust B

Active Bond Trust

International Value Trust

Total Stock Market Index Trust

Fundamental Value Trust

Small Cap Index Trust

Fundamental Large Cap Value Trust

Global Trust Series

International Equity Index Trust

Real Estate Securities Trust

Growth Focus:	45.00% 40.00% 15.00%	500 Index Trust B Investment Quality Bond Trust Fundamental All Cap Core Trust
Sector Focus:	40.00% 30.00% 15.00% 15.00%	Investment Quality Bond Trust Total Stock Market Index Trust Real Estate Securities Trust Fundamental All Cap Core Trust
US All-Capitalization:	40.00% 15.00% 15.00% 15.00% 15.00%	Investment Quality Bond Trust 500 Index Trust B Small Cap Index Trust Fundamental All Cap Core Trust Mid Cap Index Trust
Value Focus:	40.00% 30.00% 15.00% 15.00%	Investment Quality Bond Trust Fundamental All Cap Core Trust Fundamental Large Cap Value Trust Fundamental Value Trust

If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value, including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

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A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Portfolios referenced above. Your investment in the Portfolios will fluctuate and, when redeemed, may be worth more or less than your original investment. For more information regarding each Portfolio that we permit you to invest in through a Model Allocation, including information relating to that Portfolio’s investment objectives, policies and restrictions, and the risks of investing in that Portfolio, please see “IV. General Information about Us, the Separate Accounts and the Portfolios,” as well as the Portfolio’s prospectus. You can obtain a Prospectus containing more complete information on each of the Portfolios by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Portfolio’s prospectus carefully before investing in the corresponding Investment Option.

Increases in Guaranteed Amounts

We may increase the amounts we guarantee under a GMWB Rider as a result of Additional Purchase Payments that we accept (see “Restrictions on Additional Purchase Payments,” above), Credits and Step-Ups.

Additional Purchase Payments. Additional Purchase Payments, up to specified limits, can increase amounts guaranteed under the GMWB Riders. Our restrictions on Additional Purchase Payments, however, may prevent you from increasing the amounts we guarantee under a GMWB Rider.

Credits. You may be able to increase the amount we guarantee under your GMWB Rider if you defer making withdrawals during the periods described in the Rider.

Step-Ups. If your Contract experiences favorable investment performance while a GMWB Rider is in effect, you may be able to increase the amount we guarantee under your GMWB Rider on certain Anniversary Date(s) of your Contract. Step-Ups may occur only when a Rider is in effect, and before the Settlement Period for that Rider.

We describe Additional Purchase Payments, Credits and Step-Ups in the discussion of each Rider’s features in this Appendix.

Withdrawals, Distributions and Settlements under Guaranteed Minimum Withdrawal Benefit Riders

Overview. Each of our GMWB Riders permits you to withdraw a guaranteed minimum annual amount during the Accumulation Period, subject to the terms and conditions of the specific Rider you elected. We may have determined the amount of the initial guaranteed minimum annual amount after you purchased the Rider, depending on the type of guaranteed minimum withdrawal benefit you purchased.

Our Income Plus For Life® Series Riders and Principal Plus for Life Series Riders permit you to withdraw a guaranteed minimum annual amount (called the “Lifetime Income Amount”) during the Accumulation Period that begins on a Lifetime Income Date and can last for as long as a Covered Person lives. The Lifetime Income Date depends on the age of the Covered Person when we issued your Contract.

Our Principal Plus, Principal Plus for Life Series Riders and Principal Returns Riders guarantee the return of your Purchase Payments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to a guaranteed minimum amount (called the “Guaranteed Withdrawal Amount”), beginning on the date you purchased the Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. You may become ineligible for certain Credits, however, if you take withdrawals during the Rider’s Credit Period. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals of more than the amount guaranteed under the terms of the Rider you select.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

Please refer to the “Features” section for each Rider for specific information about the amount you are permitted to withdraw without affecting future guaranteed minimum amounts.

Excess Withdrawals may reduce or eliminate future guaranteed minimum withdrawal values.

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Pre-authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a GMWB Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider.

The Income Made Easy Program allows you to select withdrawals under your Rider in the following ways: (A) the annual guaranteed amount (“full allowable amount”) under your Rider, which automatically increases to reflect an increase in the annual guaranteed amount under the Rider resulting from a Step-Up or an Additional Purchase Payment (where permitted – see “V. Description of the Contract – Accumulation Period Provisions – Purchase Payments”); (B) the full allowable amount and any increases in Contract Value above that amount at the end of a Contract Year resulting from investment gains in your Contract at the end of that Contract Year (this option reduces your ability to obtain Step-Ups after you enroll in the program); (C) the full allowable amount plus any amount under our Life Expectancy Distribution Program that exceeds the full allowable amount; (D) the annual amount under our Life Expectancy Distribution Program (in lieu of the full allowable amount); or (E) a specified dollar amount that is less than the full allowable amount.

Your participation in the Income Made Easy Program will be suspended (i.e., we will not process any further withdrawals under the Program until you reenroll) if:

•	you select option A, B or C above; and

•	you take an additional withdrawal outside the Income Made Easy Program in any Contract Year in which the program is in effect.

Income Made Easy withdrawals, like other withdrawals:

•	may be subject to income tax (including withholding for taxes) and, if your Rider calculates an annual guaranteed amount before you turn age 59 1/2, a 10% penalty tax under the Code;

•	reduce the death benefit and other optional benefits;

•	cancel your eligibility to earn a Credit under the provisions of your GMWB Rider during any Contract Year in which you receive a payment under the program; and

•	may reduce your ability to obtain Step-Ups.

If you are interested in the Income Made Easy Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. We will, however, suspend your participation in the Income Plan (see “Special Withdrawal Services – The Income Plan” in V. Description of the Contract”) if you enroll in the Income Made Easy Program.

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. If you purchased a Contract with a GMWB Rider, you may request us in writing, in a form acceptable to us and received at our Annuities Service Center, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your “life expectancy” (or, if applicable, the joint life expectancy of you and your Spouse). The Life Expectancy Distribution program may provide one or more of the following:

•	Pre-59 1/2 Distributions - these are payments made at the request of the Owner that are intended to comply with Code section 72(q)(2)(D) or section 72(t)(2)(A)(iv); or

•	Nonqualified Death Benefit Stretch Distributions – these are payments made to the Beneficiary that are intended to comply with and may not deviate from Code section 72(s)(2); or

•

Required Minimum Distributions and Qualified Death Benefit Stretch Distributions – these are payments we calculate to comply with Code section 401(a)(9), section 403(b)(10), section 408(a)(6), section 408(b)(3) or section 408A(c)(5). For further information on such distributions, please see “VII. Federal Tax Matters – Required Minimum Distributions.”

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. In certain instances, withdrawals under the Life Expectancy Distribution program may reduce future guaranteed minimum withdrawal values.

If you purchased an Income Plus For Life® Series Rider or a Principal Plus for Life Series Rider before the Lifetime Income Date, and take a withdrawal before the Lifetime Income Date, we may reduce future amounts guaranteed under the Rider. If you take a withdrawal under our Life Expectancy Distribution program on or after the Lifetime Income Date, however, we do not reduce annual withdrawal amounts under your Rider. Please refer to the “Features” section of this Appendix for more details regarding the effect withdrawals that are made after the Lifetime Income Date have on the Rider’s guarantees.

The Life Expectancy Distribution program ends when certain amounts described in the Rider are depleted to zero, or when the Contract Value is reduced to zero. We may make further distributions as part of the Settlement Phase for the Rider you purchase.

If you are interested in the Life Expectancy Distribution program, you may obtain further information concerning the program and its restrictions from your financial advisor or our Annuities Service Center. There is no charge for participation in this program. To take withdrawals under the Life Expectancy Distribution program, you must participate in the Income Plan (see “Special Withdrawal Services – The Income Plan” in “V. Description of the Contract”) or the Income Made Easy Program (see the preceding section).

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Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract’s share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Department regulations.

We base our Life Expectancy Distribution calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Nonqualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with a qualified tax advisor.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a GMWB Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. The settlement amount we pay to you, and the frequency of payment available to you, will depend upon the Rider you select. Please refer to the “Features” section of each Rider for more information.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a GMWB Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

Additional Annuity Options

In addition to the Annuity Options we provide under the Contract, we provide Annuity Options for Contracts issued with a GMWB Rider (“GMWB Alternate Annuity Options”). These GMWB Alternate Annuity Options are only available for Annuity Commencement Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. These GMWB Alternate Annuity Options are designed so that you will receive annuity payments that are no less than a guaranteed minimum annual withdrawal amount at the time of annuitization, but you could receive larger payments, depending on your investment experience prior to annuitization. The Annuity Options available to you are described in detail in “V. Description of the Contract – Pay-out Period Provisions.”

Comparison between Guaranteed Minimum Withdrawal Benefits and Annuity Payments. If you choose to take withdrawals under one of our GMWB Riders, it is not the same as receiving annuity payments upon annuitization (as described in “V. Description of the Contract – Pay-out Period Provisions”).

When you take withdrawals:

•	you have the flexibility to start and stop withdrawals;

•	you have the flexibility to choose an amount of your withdrawal that is less than or equal to your Lifetime Income Amount (without reducing your future available Lifetime Income Amount);

•	you have the ability to surrender your Contract for the cash surrender value (Contract Value minus any applicable charges and premium taxes), if any;

•

you may receive less favorable tax treatment of your withdrawals than annuity payments would provide. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders; and

•	you reduce the Contract Value available for annuitization.

When you annuitize:

•	you receive annuity payments that are fixed in amount (or in the number of units paid if you choose Variable Annuity payments);

•	your annuity payments do not vary in timing once they commence (for as long as we are due to pay them to you);

•	you no longer have access to the Contract Value; and

•

your Annuity Payments may receive more favorable tax treatment than guaranteed minimum withdrawal benefits. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

Special Considerations on Annuitization. The Contract, with or without a GMWB Rider, does not permit you to make a partial annuitization. You must apply your entire Contract Value to an Annuity Payment Option.

Tax Considerations

Withdrawals may be taxable and may be subject to a 10% penalty tax if made prior to age 59 1/2. See “VII. Federal Tax Matters” for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) Plans is NOT available if you elected any of our GMWB Riders.

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Features of Income Plus For Life® 12.08 Series Riders

Covered Person(s)

The Income Plus For Life® 12.08 Series provides a lifetime income guarantee based on a single life (Income Plus For Life 12.08) or on the lifetime duration of two Covered Persons (Income Plus For Life –Joint Life® 12.08).

IPFL 12.08 Series Rider Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® 12.08) the Covered Person remains alive and an Owner (or an Annuitant, subject to our underwriting rules) under the Contract; or

•	(for Income Plus For Life – Joint Life® 12.08) either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® 12.08 and 4.75% (4.50% in New York) for Income Plus For Life – Joint Life® 12.08); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

The maximum Lifetime Income Amount for an Income Plus For Life® 12.08 Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® 12.08 Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® 12.08 Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” below for more information.

We reduce the Lifetime Income Amount if you take Excess Withdrawals. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” below for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This will be the date you purchased the Rider if:

•

(for Income Plus For Life® 12.08) you were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in NY).

•

(for Income Plus For Life – Joint Life® 12.08) both you and your spouse were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger spouse would turn age 58 1/2 (age 61 in NY). (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and you took a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” below for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under your Rider, but you may continue to be eligible for Credits and increases in the Benefit Rate, if any, if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

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Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® 12.08 – 5%; and

•	Income Plus For Life – Joint Life® 12.08 – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® 12.08 Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® 12.08 Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life 12.08) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

EXAMPLE: Assume that you purchased a Contract with the Income Plus For Life® 12.08 Rider when your age was 57 years and 7 months. Your Lifetime Income Date is the first Contract Anniversary since that is the Contract Anniversary before you turn age 59 1/2. If you are age 61 or older at the time you take your first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 4%. If you wait until you turn age 65 to take the first withdrawal after the Lifetime Income Date, we set your Benefit Rate equal to 5%.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® 12.08 Series Rider. Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base;

¡	the date of a reduction in the Benefit Base; or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase Payment over the prior withdrawal ($15,000 – $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® 12.08 Series Riders provide the following Credit features:

•	Annual Credit Rate –

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

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¡	For Contracts issued in New York with Income Plus For Life® 12.08, the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® 12.08, there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® 12.08 and Income Plus For Life – Joint Life® 12.08 (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® 12.08 (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® 12.08 Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® 12.08 Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We may refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year. The Credit is equal to the applicable Credit Rate multiplied by the total Purchase Payments that have been applied to the Benefit Base. If the Benefit Base has been increased by a Step-Up or decreased as a result of an Excess Withdrawal, the Credit will equal the applicable Credit Rate multiplied by the sum of (a) the Benefit Base immediately following the most recent Step-Up or decrease and (b) the total Additional Purchase Payments applied to the Benefit Base since that Step-Up or decrease.

Each time you qualify, we will increase the Benefit Base by an annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We will not decrease the Annual Credit as a result of a Step-Up and will not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we will apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we will apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount will increase to $5,700 (5% × $114,000).

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Now assume you take an Excess Withdrawal during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawals and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

Ten Year Credit (not available with NY Income Plus For Life® 12.08). (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments for 10 Contract Years following purchase of an Income Plus For Life® 12.08 Rider. (In that case, the Ten Year Credit does not provide amounts in addition to these cumulative Annual Credits.)

If you take a withdrawal prior to the Target Date, we reduce the Target Amount on a pro rata basis, and we do not apply an Annual Credit for that year. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero. If you anticipate the need for liquidity during the first 10 Contract Years, you should only purchase an Income Plus For Life® 12.08 Rider based on the value of its other features.

At the end of the Ten Year Credit Period, we calculate and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the Benefit Base immediately preceding the Target Date, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount.

The Target Amount is 170% of all “Adjusted Purchase Payments” made in the first Contract Year after you purchased the Rider plus 100% of all subsequent “Adjusted Purchase Payments” you make (subject to our Purchase Payment limits) up to the Target Date.

“Adjusted Purchase Payments” for these purposes means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made, up to and including the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal. We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® 12.08 Rider until the applicable Target Date. We increase the Target Amount to reflect Additional Purchase Payments during that period.

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

The Ten Year Credit provides the equivalent of the first 10 Annual Credits, assuming you receive no Step-Ups, take no withdrawals of Contract Value and make no Additional Purchase Payments during the Ten Year Credit Period.

We do not apply any Annual Credit or Ten Year Credit to the extent it increases the Benefit Base to an amount in excess of $5 million.

Step-Ups. The Income Plus For Life® 12.08 Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the dollar amount of the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up (4.75% for Income Plus For Life – Joint Life® 12.08 Riders outside New York; 4.5% in New York), and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® 12.08 Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the Credit Period for Annual Credits to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

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Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

Step-Ups may occur only while the Income Plus For Life® 12.08 Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® 12.08 Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Death Benefit During Accumulation Period” in “V. Description of the Contract”). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you select. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® 12.08 Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® 12.08 Series Rider that names you as the Covered Person when you are 45. (Since you are under age 58 1/2, or 61 in New York, at time of purchase, the Lifetime Income Date will not

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coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you are 53, the Contract Value is $80,000, the Benefit Base is $90,000, no withdrawal charges apply under your Contract and you withdraw $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life® 12.08 Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,225 and the Benefit Rate is 4.75%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® 12.08 in New York): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® 12.08 Rider in New York. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000, the Benefit Base is $110,000, the Lifetime Income Amount is $4,950 and the Benefit Rate is 4.50%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

We do not reduce the Benefit Base and/or the Lifetime Income Amount:

•	if the withdrawals are taken under our Life Expectancy Distribution Program (as opposed to those withdrawals taken prior to the Lifetime Income Date, which do reduce the Benefit Base), or

•	if your total Withdrawal Amounts during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus For Life® 12.08 Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® 12.08 benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® 12.08 Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® 12.08 Series Riders (see the “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date.

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We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® 12.08 Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® 12.08 Series Rider if:

•	you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal; or

•	you take a withdrawal on or after the earliest available Lifetime Income Date that is an Excess Withdrawal and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

Impact of Death Benefits

Income Plus For Life® 12.08. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® 12.08:
1. Not the Covered Person

•    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® 12.08 fee at that time.

2. The Covered Person	• end without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® 12.08 Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an

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individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® 12.08. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® 12.08 Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary; or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® 12.08 Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee (see “Rider Fees – Fee for Income Plus For Life® 12.08 Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a withdrawal for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® 12.08 Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® 12.08 Rider is in effect we will reduce the Lifetime Income Amount to zero and we make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® 12.08 Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® 12.08 Series Rider once it is in effect. However, an Income Plus For Life® 12.08 Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® 12.08) the death or removal of the Covered Person;

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•	(for Income Plus For Life – Joint Life® 12.08) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Quarterly Step-Up Review) Series Riders

Income Plus For Life® (Quarterly Step-Up Review) Series Definitions

The following definitions apply only to the Income Plus For Life® (Quarterly Step-Up Review) Series Riders.

Age 59 Contract Anniversary means the Contract Anniversary on, or next following, the date:

•	the Covered Person turns age 59 under an Income Plus For Life® (Quarterly Step-Up Review) Rider; or

•	the younger Covered Person turns age 59 under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider.

Adjusted Step-Up Value: We establish tentative Step-Up values on each “Interim Review Date” (defined below) during a Contract Year, adjusted to reflect any Excess Withdrawals and Additional Purchase Payments made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values (as adjusted above) for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

Interim Review Date: Each of the quarterly dates on which we compare the Rider’s Benefit Base to the Contract Value during a Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect.

Form of Guaranteed Amounts

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Quarterly Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)).

IPFL (Quarterly Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•	(for Income Plus For Life® (Quarterly Step-Up Review)): the Covered Person remains alive and is designated as an Owner (or an Annuitant, subject to our underwriting rules) under the Contract: or

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): either Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant under the Contract.

The Rider terminates upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

We determine the initial Lifetime Income Amount by multiplying:

•

the Benefit Rate for the Rider (5% for Income Plus For Life® (Quarterly Step-Up Review), 4.75% for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) and 4.50% for New York Income Plus For Life – Joint Life (Quarterly Step-Up Review) ); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

The maximum Lifetime Income Amount for an Income Plus For Life® (Quarterly Step-Up Review) Rider is $250,000. The maximum Lifetime Income Amount for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is $237,500 ($225,000 in New York). We calculate a lower Lifetime Income Amount under the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider because we provide our guarantee over the lifetime of two Covered Persons under that Rider.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000). In New York, if the Benefit Rate is 4.50%, the Lifetime Income Amount is $4,500 (4.50% × $100,000).

We reduce the Lifetime Income Amount if you take Excess Withdrawals. Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

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We increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups that we may apply to your Rider’s Benefit Base and/or Benefit Rate increases due to deferral of withdrawals after the Lifetime Income Date. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Lifetime Income Date. The Lifetime Income Amount guarantee starts on a Lifetime Income Date. This is the date you purchased the Rider if:

•

(for Income Plus For Life® (Quarterly Step-Up Review)) you were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 58 1/2 (age 61 in New York).

•

(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) both you and your Spouse were age 58 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 58 1/2 (age 61 in New York). (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Quarterly Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Quarterly Step-Up Review) – 4.75% (4.50% in New York).

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Quarterly Step-Up Review) Rider.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to the maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

EXAMPLE: Assume you took a withdrawal of $5,000 after the Lifetime Income Date, your current Benefit Base is $100,000, and you make an Additional Purchase Payment of $15,000. Your Benefit Base will increase by $10,000, the excess of the Additional Purchase

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Payment over the prior withdrawal ($15,000 - $5,000). Your new Benefit Base will equal $110,000. Assume that the following year you take an excess withdrawal of $10,000 that reduces your Benefit Base to $105,000. If you then make an Additional Purchase Payment of $10,000, the entire $10,000 will be added to your current Benefit Base, since the Benefit Base was reduced by the previous withdrawal. The new Benefit Base will be $115,000 ($105,000 + $10,000).

Credits. The Income Plus For Life® (Quarterly Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate –

¡	For Contracts issued outside of New York, each time you qualify, we will increase the Benefit Base by a Lifetime Income Credit equal to:

•	7% of total Purchase Payments to your Contract if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up or reduction, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

¡	For Contracts issued in New York with Income Plus For Life® (Quarterly Step-Up Review), the Credit will be equal to:

•	6% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

6% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•	During the Lifetime Income Credit Period, if you take no withdrawals in a Contract Year that begins on or after you turn age 61, the Credit rate on the following Contract Anniversary will be 7%.

¡

For Contracts issued in New York with Income Plus For Life – Joint Life® (Quarterly Step-Up Review), there is no Credit payable for Contract Years up to and including the Contract Year when the younger of you or your Spouse turns age 61. If you take no withdrawals in a Contract Year that begins on or after the younger of you or your Spouse turns age 61, the Credit on the following Contract Anniversary will equal:

•	7% of total Purchase Payments to your Contract, if we did not previously step up or reduce the Benefit Base and/or the Lifetime Income Amount; otherwise

•

7% of the Benefit Base immediately after the latest Step-Up (if greater than the amount used to calculate the previous Credit) or reduction of the Benefit Base (if less than the amount used to calculate the previous Credit), increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. This means that a Credit will not decrease after the latest Step-Up and will not increase after the latest reduction.

•

Credit Period (for Annual Credits) for Income Plus For Life® (Quarterly Step-Up Review) and Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (except in New York) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•

Credit Period (for Annual Credits) for Income Plus For Life – Joint Life® (Quarterly Step-Up Review) (in New York) – The initial Credit Period coincides with the first 10 Contract Years, starting on the Contract Anniversary after the youngest Covered Person turns age 61, while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” below for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider; or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits you take no withdrawals during the previous Contract Year.

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Each time you qualify, we increase the Benefit Base by an Annual Credit equal to:

•	the sum of total Purchase Payments to your Contract multiplied by the Annual Credit Rate if we did not previously step up the Benefit Base and/or the Lifetime Income Amount; otherwise

•

the Benefit Base immediately after the latest Step-Up or reduction multiplied by the Annual Credit Rate, and increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-Up or reduction. We do not decrease the Annual Credit as a result of a Step-Up and do not increase the Annual Credit as a result of a reduction in the Benefit Base.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduce the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you take a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

We apply Annual Credits on your Contract Anniversaries if you have taken no withdrawals during the preceding Contract Year. For additional details on how we calculate the Annual Credit, please see the Example above.

We do not apply any Annual Credit to the extent it would increase the Benefit Base to an amount in excess of $5 million.

Ten Year Credit. (not available with NY Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) At the end of the Ten Year Credit Period, we make a calculation and, to the extent necessary, apply a Credit so that the Benefit Base will equal the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the “Target Amount”(see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is the greater of:

•

200% of all “Adjusted Purchase Payments” (see below) made in the first Contract Year after you purchased the Rider plus 100% of all subsequent Adjusted Purchase Payments you make until the Target Date (subject to our Purchase Payment limits); or

•	the highest Target Value.

In no event, however, will we set a Target Amount in excess of $5 million.

Adjusted Purchase Payments, for these purposes, means the total amount of Purchase Payments you make, subject to our Purchase Payment limits, reduced by any withdrawals you may have made. Each time you take a withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the total amount of Purchase Payments you have made up to, and including, the date of the withdrawal. We do this by reducing your Adjusted Purchase Payments in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal.

We calculate a Target Value for each Contract Year up to the Age 59 Contract Anniversary. Target Value, for these purposes, means 200% of your Contract Value as of any Interim Review Date (up to the Age 59 Contract Anniversary), plus 100% of Purchase Payments you may have made since that Contract Anniversary, minus a pro rata reduction for any Withdrawal Amounts you may have taken since that Contract Anniversary. We do not calculate a Target Value for any Contract Year following the Age 59 Contract Anniversary.

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We reduce the Target Amount if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Quarterly Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

EXAMPLE: Assume a Contract (single life or joint life) is purchased at age 55 with an initial Purchase Payment of $100,000, there is an Additional Purchase Payment of $25,000 in the second Contract Year, and the highest Contract Value on any Interim Review Date prior to the Age 59 Contract Anniversary is $140,000 in the 4th Contract Year. The Target Amount is the greater of:

•	(200% × $100,000) + (100% × $25,000) = $225,000; or

•	200% × $140,000 = $280,000.

The Target Amount adjustment can provide higher lifetime income than you would otherwise achieve under this Rider. The Target Amount adjustment provides its greatest benefit if you wait until the Target Date to take your first withdrawal. If you take a withdrawal prior to the Target Date, we will reduce the Target Amount and it will not be of as much value to you. If you continue to take withdrawals prior to the Target Date, we may reduce any remaining Target Amount to zero.

Step-Ups. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to:

•	the Contract Value on that date; and

•	the Adjusted Step-Up Value for each Interim Review Date during the immediately preceding Contract Year.

If the Contract Value or any such Adjusted Step-Up Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the greater of:

•	the Contract Value on the Contract Anniversary; or

•	the highest Adjusted Step-Up Value for any Interim Review Date, during the immediately preceding Contract Year.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% ×$125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, would we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

Interim Review Dates and Adjusted Step-Up Values. Under each of our Income Plus For Life® (Quarterly Step-Up Review) Series Riders, we compare the Rider’s Benefit Base to the Contract Value on a quarterly basis during each Contract Year, up to and including the Age 95 Contract Anniversary while the Rider is in effect. We call each of these dates an “Interim Review Date.”

If the Benefit Base is less than the Contract Value on any Interim Review Date, we establish a tentative Step-Up value for that date. We reduce each tentative Step-Up value on a pro rata basis to reflect any Excess Withdrawals you may have taken from the Interim Review Date to the end of that Contract Year. We increase each tentative Step-Up value by any Additional Purchase Payments (and reduce by any withdrawals) you may have made from the Interim Review Date to the end of that Contract Year. Then, at the end of the Contract Year, we compare each of the tentative Step-Up values, as adjusted to reflect Excess Withdrawals and Additional Purchase Payments (“Adjusted Step-Up Value”), for that Contract Year and select the highest Adjusted Step-Up Value. If the highest Adjusted Step-Up Value is higher than your Benefit Base (including any Credits, if applicable) on the Contract Anniversary, we will increase the Benefit Base to equal the highest Adjusted Step-Up Value.

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EXAMPLE: Assume your Benefit Base at the beginning of Contract Year 2 is $100,000 and you make no Additional Purchase Payments during that year. Also assume the highest Adjusted Step-Up Value on an Interim Review Date is at the end of 6 months, when your Contract Value is $110,000. Finally, assume that you take no withdrawals during Contract Year 2 and your Contract Value at the end of the year is $105,000.

Under these assumptions for a single-life Income Plus For Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. We also increase your annual Lifetime Income Amount from $5,000 (5% of $100,000) to $5,500 (5% of $110,000). Your Contract Value equals $105,000 at the end of Contract Year 2.

Under these assumptions for an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider, we increase your Benefit Base, but not your Contract Value, to $110,000 at the end of Contract Year 2. For non-New York Contracts, we also increase your annual Lifetime Income Amount from $4,750 (4.75% of $100,000) to $5,225 (4.75% of $110,000). In New York, we increase your annual Lifetime Income Amount from $4,500 (4.5% of $100,000) to $4,950 (4.5% of $110,000). In each case, your Contract Value equals $105,000 at the end of Contract Year 2.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee is based on the new Benefit Base. We also reserve the right to increase the rates of the Income Plus For Life® (Quarterly Step-Up Review) Rider fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we extend the annual Credit Period to the lesser of 10 years from the effective date of the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you have the option to elect to Step-Up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Step-Ups may occur only while the Income Plus For Life® (Quarterly Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Quarterly Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values. We reduce your Contract Value and your death benefit each time you take a withdrawal.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

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For the Income Plus For Life® (Quarterly Step-Up Review) Series Riders, an Excess Withdrawal is:

•	a withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date, or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

After the Lifetime Income Date, we do not consider withdrawals under our Life Expectancy Distribution Program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we generally reduce the Benefit Base on a pro rata basis. This means that we reduce the Benefit Base in the same proportion that your Contract Value is reduced by the Withdrawal Amount. We use a different method if you take a withdrawal under our Life Expectancy Distribution Program.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Rider that named you as the Covered Person when you were 45. (Since you were under age 58 1/2 at time of purchase, the Lifetime Income Date will not coincide with the Rider’s effective date.) Now assume that in the eighth Contract Year, when you were 53, the Contract Value was $80,000, the Benefit Base was $90,000, no withdrawal charges apply under your Contract and you withdrew $5,000 of Contract Value.

In this case, you reduce your Contract Value by 6.25% (i.e., $5,000/$80,000) and we reduce your Benefit Base by the same percentage ($90,000 × 0.0625, or $5,625). The Benefit Base after the Excess Withdrawal is $90,000 – $5,625, or $84,375.

Note: withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty tax (see “VII. Federal Tax Matters”).

Withdrawals after the Lifetime Income Date. Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal(s) for that Contract Year). If so, we reduce the Benefit Base on a pro rata basis. We do this by reducing your Benefit Base in the same proportion that your Contract Value is reduced by the entire amount of the withdrawal that resulted in an Excess Withdrawal.

Each time we reduce the Benefit Base, we also reduce the Lifetime Income Amount to equal 5% of the new Benefit Base. We also reduce the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

EXAMPLE (Income Plus For Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life (Quarterly Step-Up Review) Rider. Also assume that when you are age 62, the Contract Value is $100,000, the Benefit Base is $110,000, and the Lifetime Income Amount is $5,500. If you withdraw $10,000, we first reduce your Contract Value by 10% ($10,000/$100,000) and since this withdrawal is an Excess Withdrawal, we reduce your Benefit Base by the same percentage ($110,000 × .10 = $11,000). The Benefit Base after the Excess Withdrawal is $99,000 ($110,000 – $11,000) and the Lifetime Income Amount is $4,950 (.05 × $99,000).

EXAMPLE (Income Plus For Life – Joint Life® (Quarterly Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider. Also assume that when the younger Covered Person is age 62, the Contract Value is $100,000 and the Benefit Base is $110,000. For non-New York Contracts, the Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,703 (4.75% × $99,000).

New York Contracts, the Benefit Rate is 4.50% and the Lifetime Income Amount would be $4,950. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we reduce your Benefit Base by 10% ($10,000/$100,000). The new Benefit Base is $99,000 ($110,000 – 10% × $110,000 = $110,000 – $11,000). The new Lifetime Income Amount is $4,455 (4.50% × $99,000).

The Income Plus For Life® (Quarterly Step-Up Review) Series Riders enter a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the

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Rider, and the Rider will not enter the Settlement Phase, if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Quarterly Step-Up Review) benefit terminates if both the Contract Value and Benefit Base immediately after a withdrawal are equal to zero.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Quarterly Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Quarterly Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We do not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year; and

•	there were no Excess Withdrawals during that Contract Year; and

•	the Benefit Base is still greater than zero at the time.

There is no Settlement Phase under an Income Plus For Life® (Quarterly Step-Up Review) Series Rider if you take any withdrawal before the earliest available Lifetime Income Date and the Contract Value declines to zero during the Contract Year of the withdrawal.

The settlement amount we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

•	In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

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Impact of Death Benefits

Income Plus For Life® (Quarterly Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (Quarterly Step-Up Review):

1. Not the Covered Person

•    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    continues to be eligible for any remaining Credit amounts and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Quarterly Step-Up Review) fee at that time.

2. The Covered Person	• ends without any further benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus For Life® (Quarterly Step-Up Review) continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Quarterly Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Quarterly Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See “Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee (see “Rider Fees – Fee for Income Plus For Life® (Quarterly Step-Up Review) Series Riders” earlier in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

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If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see “Covered Person” in the definitions above). If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Death Benefits during the Settlement Phase. If death occurs during an Income Plus For Life – Joint Life® (Quarterly Step-Up Review) Rider’s Settlement Phase, the only death benefit we provide is the remaining settlement payments that may become due under that Rider. If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. Settlement payments will equal the Lifetime Income Amount. We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Termination of Rider

You may not terminate an Income Plus For Life® (Quarterly Step-Up Review) Series Rider once it is in effect. However, the Income Plus For Life® (Quarterly Step-Up Review) Series Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	(for Income Plus For Life® (Quarterly Step-Up Review)) the death or removal of the Covered Person;

•	(for Income Plus For Life – Joint Life® (Quarterly Step-Up Review)) the death or removal of the last Covered Person remaining under the Rider;

•	the date a new GMWB Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Income Plus For Life® (Annual Step-Up Review) Series Riders

Income Plus For Life® (Annual Step-Up Review) has previously been referred to as “Income Plus For Life®.”

Form of Guaranteed Amounts

Income Plus For Life® (Annual Step-Up Review) Series Riders provide a lifetime income guarantee based on a single life (Income Plus For Life® (Annual Step-Up Review)) or on the lifetime duration of two Covered Persons (Income Plus For Life – Joint Life® (Annual Step-Up Review)).

IPFL (Annual Step-Up Review) Benefits

Lifetime Income Amount. The Rider provides our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as:

•

(for Income Plus For Life® (Annual Step-Up Review)) the Covered Person remains alive and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) at least one Covered Person remains alive and qualified as a Covered Person and is designated as an Owner, Beneficiary or Annuitant of the Contract, subject to the terms and conditions of the Rider.

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We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5% for Income Plus For Life® (Annual Step-Up Review), 4.75% for Income Plus For Life – Joint Life (Annual Step-Up Review); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the Benefit Rate is 4.75%, the Lifetime Income Amount is $4,750 (4.75% × $100,000).

We may reduce the Lifetime Income Amount to reflect withdrawals and Resets, and we may increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits, a Target Amount adjustment and Step-Ups as provided in the Rider.

Lifetime Income Date. The Lifetime Income Date is the date you purchased the Rider if:

•

(for Income Plus For Life® (Annual Step-Up Review)) you were age 59 1/2 or older at the time (age 61 or older for Riders issued in New York); otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date you turn age 59 1/2 (age 61 in New York).

•

(for Income Plus For Life – Joint Life® (Annual Step-Up Review)) both you and your Spouse were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date in most cases is the Contract Anniversary on, or immediately following, the date the younger Spouse would turn age 59 1/2. (The Lifetime Income Date does not change if the younger Spouse does not survive to this date and the older Spouse is still a Covered Person under the Rider.)

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under the Rider, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

We use a Benefit Base to determine the Lifetime Income Amount. The maximum Benefit Base at any time is $5 million. The initial Benefit Base is equal to your initial Purchase Payment (up to $5 million). If we allowed you to purchase the Rider after the first Contract Year, we may have determined the initial Benefit Base based on your Contract Value after the first Contract Year.

We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. During periods of declining investment performance, Excess Withdrawals could result in substantial reductions to your Benefit Base. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

We increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

Benefit Rate

We use the following Benefit Rates to determine the Lifetime Income Amount:

•	Income Plus For Life® (Annual Step-Up Review) – 5%

•	Income Plus For Life – Joint Life® (Annual Step-Up Review) – 4.75%

Because we provide our guarantee over the lifetimes of two Covered Persons under an Income Plus For Life – Joint Life (Annual Step-Up Review) Rider, we use a lower Benefit Rate than we do under an Income Plus For Life® (Annual Step-Up Review) Rider. We will use the Benefit Rate applicable to the age of the Covered Person (youngest Covered Person under IPFL – Joint Life (Annual Step-Up Review)) on the first withdrawal after the Lifetime Income Date to calculate the initial Lifetime Income Amount.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under an Income Plus For Life® (Annual Step-Up Review) Series Rider.

Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million.

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million. The new Benefit Base will be the Benefit Base immediately before the Additional Purchase

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Payment, plus the excess, if any, of the Additional Purchase Payment (subject to our Purchase Payment limits) over any Withdrawal Amount (reduced by any subsequent Purchase Payment) since the later of:

•	the Lifetime Income Date or

•	the latest of:

¡	the date of a Purchase Payment that we applied to the Benefit Base,

¡	the date of a reduction in the Benefit Base, or

¡	the effective date of a Step-Up.

Credits. The Income Plus For Life® (Annual Step-Up Review) Rider provides the following Credit features:

•	Annual Credit Rate:

¡	7% for Riders purchased on or after January 17, 2008 and outside of New York;

¡	6% for Riders purchased before January 17, 2008 or in New York.

•

Credit Period (for Annual Credits) – The initial Credit Period coincides with the first 10 Contract Years while the Rider is in effect. We will extend the Credit Period for Annual Credits each time a Step-Up occurs to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

•	Ten Year Credit Rate – See “Ten Year Credit” for a description of the rate we use to calculate a Ten Year Credit.

•	Ten Year Credit Period – The Credit Period for the Ten Year Credit ends on a “Target Date” that coincides with the later of:

¡	the 10th Contract Anniversary after the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider, or

¡	the Contract Anniversary on or next following the date the Covered Person turns age 69.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 7% (i.e., your Rider was purchased on or after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $107,000 ($100,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,350 (5% × $107,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $114,000 ($107,000 + 7% × $100,000). The Lifetime Income Amount increases to $5,700 (5% × $114,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (7% × ($100,000 + $5,000) = $7,350). The Benefit Base increases to $112,350 ($100,000 + $5,000 + $7,350) and the Lifetime Income Amount increases to $5,618 (5% × $112,350).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider when the younger Covered Person is age 61, you take no withdrawals during the first and second Contract Year and the applicable Annual Credit rate is 6% (i.e., your Rider was purchased before January 17, 2008). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•

At the end of the first Contract Year, we apply an Annual Credit to the Benefit Base and increase it to $106,000 ($100,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,035 (4.75% × $106,000).

•

At the end of the second Contract Year, we apply an Annual Credit to the Benefit Base and increase it again to $112,000 ($106,000 + 6% × $100,000). The Lifetime Income Amount increases to $5,320 (4.75% × $112,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, and you take no withdrawal and make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply an Annual Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (6% × ($100,000 + $5,000) = $6,300). The Benefit Base increases to $111,300 ($100,000 + $5,000 + $6,300) and the Lifetime Income Amount increases to $5,287 (4.75% × $111,300).

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Ten Year Credit. (We may refer to the Ten Year Credit as a “Target Amount adjustment” in your Rider and in our communications.) If you take no withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period, we make a calculation at that time and, to the extent necessary, apply a Credit so that the Benefit Base equals the greater of:

•	the current Benefit Base, as increased by any Annual Credit or Step-Up for the Contract Year ending on the Target Date; or

•	the Target Amount (see below).

The “Ten Year Credit Period” will exceed ten Contract Years if you purchased this Rider before a Covered Person turned age 59.

The Target Amount is 200% of all Purchase Payments made in the first Contract Year plus 100% of all Additional Purchase Payments you make prior to the Target Date (subject to our Purchase Payment limits). In no event, however, will we set a Target Amount in excess of $5 million.

We reduce the Target Amount to zero if you take any withdrawals under your Contract from the effective date of the Income Plus For Life® (Annual Step-Up Review) Rider until the end of the Ten Year Credit Period. We increase the Target Amount to reflect Additional Purchase Payments during that period and, in some cases, we also increase the Target Amount to reflect favorable investment performance.

The Ten Year Credit can provide higher lifetime income than you would otherwise receive under this Rider, as long as you wait until the end of the Target Date to take your first withdrawal.

Step-Ups. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

How Step-Ups Work. We schedule Step-Up Dates starting on the first Contract Anniversary following your purchase of the Rider and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

On each Step-Up Date, we compare the Benefit Base (including any applicable Annual Credit) to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Annual Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also increase the Lifetime Income Amount (after the Lifetime Income Date) and the Rider fee (see “Rider Fees” earlier in this Appendix). The new Lifetime Income Amount will equal 5% of the Benefit Base value after the Step-Up, and the Rider fee will be based on the increased Benefit Base. We also reserve the right to increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” earlier in this Appendix). If you decline the Step-Up, the fee rate will not be increased. We schedule the Step-Up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Impact of Step-Ups on Credit Period. Each time a Step-Up occurs, we will extend the Annual Credit Period to the lesser of 10 years from the Step-Up Date or the Age 95 Contract Anniversary.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

EXAMPLE: Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 7% (i.e., purchased after January 17, 2008 outside of New York). Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $121,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Annual Credit on the fourth Contract Anniversary equals $8,750 (7% × $125,000).

In no event, however, will we increase the Benefit Base to exceed $5 million. If we increase the Benefit Base on any Step-Up Date (after the Lifetime Income Date), we also increase the Lifetime Income Amount. The new Lifetime Income Amount equals the Benefit Rate multiplied by the new Benefit Base value after the Step-Up.

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Step-Ups may occur only while the Income Plus For Life® (Annual Step-Up Review) Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Income Plus For Life® (Annual Step-Up Review) Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives, subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We will reduce the death benefit on a dollar-for-dollar basis for any withdrawals you make after the Lifetime Income Date until the total amount of withdrawals during a Contract Year equals the Lifetime Income Amount. Once a withdrawal exceeds the Lifetime Income Amount, we will reduce the death benefit on a pro rata basis by the entire amount of that withdrawal.

EXAMPLE: If you take a withdrawal of $8,000 when your Contract Value is $80,000 and your Guaranteed Minimum Death Benefit is $100,000, and your Lifetime Income Amount is $5,000, we reduce your Guaranteed Minimum Death Benefit on a pro rata basis for the amount of the Excess Withdrawal. That means we reduce the Contract Value to $72,000 and the Guaranteed Minimum Death Benefit by 10% ($8,000/$80,000), to $90,000 ($100,000 – 10% × $100,000).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

For the Income Plus For Life® (Annual Step-Up Review) Series Riders, an Excess Withdrawal is:

•

any withdrawal (including applicable withdrawal charges) you take before the Lifetime Income Date that, together with all other withdrawals during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Benefit Rate of the Rider (see “Benefit Rate” above) at the prior Contract Anniversary, increased for any Additional Purchase Payments; or

•

a withdrawal (including applicable withdrawal charges) you take on and after the Lifetime Income Date that, together with all other withdrawals taken during a Contract Year (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

EXAMPLE (Income Plus For Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000, the Benefit Base is $110,000, the Lifetime Income Amount is $5,500 and the Benefit Rate is 5%. If you withdraw $10,000, the withdrawal is an Excess Withdrawal and we first reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $4,000 – 5% of the new Benefit Base after the withdrawal ($80,000).

EXAMPLE (Income Plus For Life – Joint Life® (Annual Step-Up Review)): Assume that you purchase a Contract with an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider. Also assume that when you are age 67, the Contract Value is $90,000 and the Benefit Base is $110,000. The Benefit Rate is 4.75% and the Lifetime Income Amount is $5,225. If you withdraw $10,000, the

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withdrawal is an Excess Withdrawal and we reduce your Benefit Base to $80,000, the lesser of the Contract Value after the withdrawal ($90,000 – $10,000) or the Benefit Base after the withdrawal ($110,000 – $10,000). The new Lifetime Income Amount is $3,800 – 4.75% of the new Benefit Base after the withdrawal ($80,000).

We do not consider withdrawals under our Life Expectancy Distribution program to result in an Excess Withdrawal unless you take additional withdrawals outside of that program.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the Withdrawal Amount. If, however, a withdrawal is an Excess Withdrawal, we will reset the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base minus the Withdrawal Amount.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of an amount equal to the Benefit Rate multiplied by the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life® (Annual Step-Up Review) Rider. (See “Settlement Phase” in this section, below.)

Withdrawals after the Lifetime Income Date. After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will reset the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the Withdrawal Amount is entirely or partially an Excess Withdrawal. If so, we reset the Benefit Base to equal the lesser of:

•	the Benefit Base before the withdrawal minus the entire amount of the Excess Withdrawal; or

•	the Contract Value immediately after the Excess Withdrawal.

After we reset the Benefit Base, we reset the Lifetime Income Amount to equal the Benefit Rate multiplied by the new Benefit Base. We also reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

The Income Plus For Life® (Annual Step-Up Review) Rider enters a Settlement Phase in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus For Life (Annual Step-Up Review) Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal (see “Settlement Phase” in this section, below). The Income Plus For Life® (Annual Step-Up Review) benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

Effect of Withdrawals on Guaranteed Minimum Death Benefit Amount. If you purchased Income Plus For Life (Annual Step-Up Review), we adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

•	you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or

•

you purchased the Income Plus For Life® (Annual Step-Up Review) Rider before the Covered Person turned age 59 1/2, and you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to the Benefit Rate multiplied by the Benefit Base and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. Pro rata means we reduce the Guaranteed Minimum Death Benefit by the same percentage that the Excess Withdrawal reduces the Contract Value. That is, by an amount equal to:

•	the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

¡	the Excess Withdrawal amount; divided by

¡	the Contract Value before the withdrawal.

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We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with an Income Plus For Life® (Annual Step-Up Review) Series Rider, you can pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the Lifetime Income Date for your Rider (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Income Plus For Life® (Annual Step-Up Review) Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value. We reduce the Benefit Base by the amount of the withdrawal if you take a withdrawal under our Life Expectancy Distribution program prior to the Lifetime Income Date. We do not reduce your Benefit Base or Lifetime Income Amount if a withdrawal under the Life Expectancy Distribution program on or after the Lifetime Income Date (for an amount we calculate based on our current understanding and interpretation of federal tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

Settlement Phase. We automatically begin making payments to you under the “Settlement Phase” of a an Income Plus For Life® (Annual Step-Up Review) Series Rider if your Contract Value reduces below a minimum required amount and you satisfy the conditions described in the Rider. During the Settlement Phase, the Contract continues but all other rights and benefits under the Contract, including death benefits and any optional benefit Riders, terminate. We will not accept Additional Purchase Payments for, apply additional Credits or make any Step-Ups to, or deduct any charges from a Rider during the Settlement Phase. You cannot annuitize once the Settlement Phase begins.

The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year,

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

You will lose the ability to receive Lifetime Income Amounts if you withdraw more than the Lifetime Income Amount during a Contract Year and the Contract Value declines to zero.

The settlement payment we pay to you under the Rider varies:

•

If you enter the Settlement Phase after the Lifetime Income Date, at the start of the Settlement Phase we pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year, and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

•

If you enter the Settlement Phase before the Lifetime Income Date, we begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount equals the Lifetime Income Amount.

•	In lieu of annual payments of the settlement amount, we permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

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Impact of Death Benefits

Income Plus For Life (Annual Step-Up Review). If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then INCOME PLUS FOR LIFE® (ANNUAL STEP-UP REVIEW):

1. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse

•    may continue if the Beneficiary elects to continue the Contract within the time we permit under our administrative rules. We automatically increase the Benefit Base to equal the initial death benefit we determine, if the death benefit is greater than the Benefit Base prior to our determination. We also recalculate the Lifetime Income Amount to equal 5% of the recalculated Benefit Base and assess the Rider fee based on the recalculated Benefit Base.

• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    continues to be eligible for any remaining Credits and Step-Ups, and a Target Amount adjustment, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future Step-Ups if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

2. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse	• may continue in the same manner as 1.
• enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

•    does not continue to be eligible for any Credits and Step-Ups, or a Target Amount adjustment. We permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus For Life® (Annual Step-Up Review) fee at that time.

3. The Covered Person and the Beneficiary is the deceased Owner’s Spouse	• ends without any further benefit.

4. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse	• ends without any further benefit.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus For Life® (Annual Step-Up Review) Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is an individual, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Income Plus For Life – Joint Life® (Annual Step-Up Review). If the Beneficiary continues a Contract in force following the death of an Owner, coverage under an Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider ends if the deceased Owner is the last Covered Person under the Rider. If the Beneficiary continues a Contract in force following the death of an Owner, coverage under the Rider may continue only if: (a) the deceased Owner is the first Covered Person under the Rider to die; and either (b) the surviving Covered Person is a Spousal Beneficiary or (c) the surviving Covered Person is a Spouse of the deceased Owner and a tax-qualified retirement plan is the non-Spousal Beneficiary. If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not increase the Benefit Base, Lifetime Income Amount, Credits or Step-Ups).

If the Rider continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an Owner if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract’s death benefit as a lump sum under our current administrative procedures, subject to the distribution options listed in the Contract. (See

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“Death after Removal of a Covered Person” below if there is no surviving Covered Person.) If the Contract continues, the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee (see “Fee for Income Plus For Life® (Annual Step-Up Review) Series Riders” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups). We will treat any distribution of death benefits under a Contract as a “withdrawal” for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not the Owner (and is not deemed to be an Owner if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Credits or Step-Ups.

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus For Life – Joint Life® (Annual Step-Up Review) Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider. If that happens and:

•	if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

•	if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the “last” Covered Person and the Rider will terminate.

Termination of Rider

You may not terminate the Income Plus For Life® (Annual Step-Up Review) Rider once it is in effect. However, the Income Plus For Life® (Annual Step-Up Review) Rider terminates automatically upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

•	the date an Annuity Option begins;

•	the date the Contract Value and the Benefit Base both equal zero;

•	the death or removal of the Covered Person; or

•	termination of the Contract.

Features of Principal Plus and Principal Plus for Life Series Riders

Forms of Guaranteed Amounts

Principal Plus and each of the Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your annual withdrawals to the Guaranteed Withdrawal Amount.

In addition, Principal Plus for Life, and Principal Plus for Life Plus Automatic Annual Step-Up Riders provide a lifetime income guarantee based on a single life. Principal Plus does not provide a lifetime income guarantee.

Principal Plus and PPFL Benefits

Lifetime Income Amount (Not applicable to Principal Plus). The Principal Plus for Life Series Riders provide our guarantee that a Lifetime Income Amount will be available for withdrawal each Contract Year, beginning on a Lifetime Income Date as long as the Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract an Owner, Beneficiary or Annuitant under the Contract.

We determine the initial Lifetime Income Amount by multiplying:

•	the Benefit Rate for the Rider (5%); by

•	the Benefit Base for the Rider on the Lifetime Income Date.

EXAMPLE: Assume that the Benefit Base on the Lifetime Income Date is $100,000. If the benefit rate is 5%, the Lifetime Income Amount is $5,000 (5% × $100,000).

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The maximum Lifetime Income Amount at any time for a Principal Plus for Life Series Rider is $250,000. We will increase the Lifetime Income Amount to reflect Additional Purchase Payments, Credits and Step-Ups. Please see “Increases in Guaranteed Amounts” in this section, below, for more information.

We will reduce the Lifetime Income Amount if you take Excess Withdrawals. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Lifetime Income Date (Not applicable to Principal Plus). The Lifetime Income Date is the date you purchased the Rider if:

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased outside of New York after June 16, 2008) you were age 58 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 58 1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased from March 12, 2007 to June 15, 2008, or purchased in New York) you were age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 59 1/2.

•

(for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you turn age 65.

Benefits under the Rider may be affected if you purchased the Rider before the earliest available Lifetime Income Date and take a withdrawal before then. Please see “Withdrawals before the Lifetime Income Date” for more information.

We determine the initial Lifetime Income Amount on the Lifetime Income Date. You cannot change or defer the Lifetime Income Date under these Riders, but you may continue to be eligible for Credits and Step-Ups if you defer taking withdrawals (see “Increases in Guaranteed Amounts” below).

Benefit Base

The Riders refer to the Benefit Base as the “Guaranteed Withdrawal Balance.”

The maximum Benefit Base at any time is $5 million. We will increase the Benefit Base to reflect Additional Purchase Payments, Credits and Step-Ups. We will reduce the Benefit Base if you take a withdrawal. We may reduce the Benefit Base to reflect the withdrawal either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) If we allowed you to purchase your Rider after the first Contract Year, we may have determined the Benefit Base by using your Contract Value after the first Contract Year.

The Benefit Base we use to determine the initial Lifetime Income Amount (not applicable to Principal Plus) is equal to the Benefit Base on the Lifetime Income Date.

Benefit Rate

The Benefit Rate is:

•	Principal Plus – 5.00%

•	Principal Plus for Life – 5.00%

•	Principal Plus for Life Plus Automatic Annual Step-Up – 5.00%

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Increases in Guaranteed Amounts

Additional Purchase Payments – Principal Plus Rider. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under a Principal Plus Rider.

We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment that we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:

•	5% of the Benefit Base immediately after the Additional Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

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We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount, before the Additional Purchase Payment.

Additional Purchase Payments – Principal Plus for Life Series Riders. We will increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) each time you make an Additional Purchase Payment, up to a maximum Benefit Base of $5 million.

In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

•	in the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Guaranteed Withdrawal Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Additional Purchase Payment.

•	in the case of the Lifetime Income Amount, to equal the lesser of:

¡	5% of the Benefit Base immediately after the Additional Purchase Payment; or

¡	the Lifetime Income Amount immediately prior to the Additional Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the Additional Purchase Payment.

Credits. The Riders provide the following Credit features:

•	Credit Rate – 5%.

•	initial Credit Period

¡	(for Principal Plus) – the first 5 Contract Years.

¡

(for Principal Plus for Life Series Riders issued prior to May 1, 2007) – the lesser of: (a) the first 10 Contract Years or (b) each Contract Year up to the Contract Year in which the Covered Person turns age 80.

¡	(for Principal Plus for Life Series Riders issued on and after May 1, 2007) – the first 10 Contract Years.

•

extended Credit Period (for Principal Plus for Life Series Riders issued on and after May 1, 2007) – Each time a Step-Up occurs, we extend the Credit Period to the lesser of: (a) 10 years from a Step-Up Date; or (b) the Age 95 Anniversary Date.

Annual Credits. (We refer to an Annual Credit in your Rider as a “Bonus” and we may refer to Annual Credits as “Deferral Credits” in our communications.) We increase the Benefit Base on each Contract Anniversary during the Credit Period for Annual Credits if you take no withdrawals during the previous Contract Year.

Each time you qualify for a Credit, we increase the Benefit Base:

•

by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-Up the Benefit Base and/or we did not previously reduce the Benefit Base (see “Withdrawals, Distributions and Settlements”); otherwise

•	by an amount equal to 5% of the Benefit Base immediately after the latest Step-Up or reduction, increased by any Purchase Payments received since such latest Step-Up or reduction.

Each time we apply a Credit to the Benefit Base, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Credit or 5% of the Benefit Base after the Credit. Under Principal Plus for Life Series Riders, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Credit or 5% of the Benefit Base after the Credit.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Rider when you, the Covered Person, are 65, you take no withdrawals during the first and second Contract Year. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and there is no increase in Contract Value during the first and second Contract Years.

•	At the end of the first Contract Year, we apply a Credit to the Benefit Base and increase it to $105,000 ($100,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,250 (5% × $105,000).

•

At the end of the second Contract Year, we apply a Credit to the Benefit Base and increase it again to $110,000 ($105,000 + 5% × $100,000). The Lifetime Income Amount increases to $5,500 (5% × $110,000).

Now assume you take an Excess Withdrawal of $10,000 during the third Contract Year that reduces the Benefit Base to $100,000, you take no withdrawals, and you make an Additional Purchase Payment of $5,000 in the fourth Contract Year.

•	At the end of the third Contract Year, there is no Credit because you took a withdrawal during the year.

•

At the end of the fourth Contract Year, we apply a Credit to the Benefit Base. The Credit is based on the reduced Benefit Base plus the Additional Purchase Payment (5% × ($100,000 + $5,000) = $5,250). The Benefit Base increases to $110,250 ($100,000 + $5,000 + $5,250) and the Lifetime Income Amount increases to $5,513 (5 × $110,250).

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Step-Ups. The Principal Plus and Principal Plus For Life Series Riders provide Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts. Step-Up Dates coincide with the first Contract Anniversary after you purchased the Rider and every Contract Anniversary thereafter, up to and including the Age 95 Contract Anniversary. You will no longer be eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

If the Contract Value on any Step-Up Date is greater than the Benefit Base (including any Credit) on that date, we will automatically step up the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life Series Riders), and the applicable Rider fee (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). The recalculated Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up, and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-Up or 5% of the Benefit Base after the Step-Up. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of:

•	(for Principal Plus and Principal Plus for Life) 0.75%, and

•	(for Principal Plus for Life Plus Automatic Annual Step-Up) 1.20%.

If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Up Dates. We schedule Step-Up Dates:

•	(for Principal Plus) - every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued before February 13, 2006 and in a limited number of states thereafter) – every 3rd Contract Anniversary after the Contract Date (i.e., the 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary.

•

(for Principal Plus for Life Series Riders issued on and after February 13, 2006 (may vary by state)) – the 3rd, 6th and 9th Contract Anniversary after the Contract Date, and each succeeding Contract Anniversary on and after the 9th Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary.

•	(for Riders issued in Oregon) - we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.

•

(for Principal Plus for Life Riders with endorsement) – we issued an endorsement, in states where approved, after we issued certain Principal Plus for Life Riders. This endorsement increases Step-Up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary. In such cases, an affected Owner had the option to decline the endorsement within 30 days of its issuance and, if he or she did so, we scheduled Step-Up Dates under the original schedule.

Under Principal Plus for Life Plus Automatic Annual Step-Up, we automatically step up the Benefit Base to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We continue Step-Ups until, and including, the 30th Contract Anniversary (or when the Covered Person turns the age of 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Benefit Base on that date.

EXAMPLE: Assume that you purchase a Contract with a Principal Plus for Life Plus Automatic Annual Step-Up Rider when you, the Covered Person, are 61, you take no withdrawals during the first three Contract Years and the applicable Annual Credit rate is 5%. Also assume that you purchase the Contract and Rider for $100,000, make no Additional Purchase Payments, and that the Contract Value on the third Contract Anniversary is $125,000. The Benefit Base on the third Contract Anniversary including the Annual Credits for the first three Contract Years is $115,000. Since the Contract Value of $125,000 is greater than the current Benefit Base including the Credit, the Benefit Base increases to $125,000 and the Lifetime Income Amount increases to $6,250 (5% × $125,000). If no withdrawals are taken in the fourth Contract Year, the Credit on the fourth Contract Anniversary equals $6,250 (5% × $125,000).

Election of Step-Ups under Principal Plus. Under Principal Plus, you may elect to step up the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may have issued a special endorsement to a Principal Plus Rider after we issued the Contract. Under this special endorsement to the Principal Plus Rider, we automatically increase the Benefit Base (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you then need to elect a Step-Up within 30 days of the respective Step-Up Date if you choose to make the increase effective.

If you decline a scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

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Step-Ups under Principal Plus for Life Series Riders. We automatically step up the Benefit Base to equal the Contract Value (up to a maximum of $5 million). If you decline an automatic scheduled Step-Up, you have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base, we will thereafter resume automatic Step-Ups.

Recalculation of Guaranteed Amounts. Each time we apply a Step-Up, we also recalculate the Guaranteed Withdrawal Amount, or Lifetime Income Amount for Principal Plus for Life Series Riders, to equal the greater of either the Guaranteed Withdrawal Amount or Lifetime Income Amount, as appropriate, prior to the Step-Up or 5% of the new Benefit Base value after the Step-Up.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We also reserve the right to increase the rate of the Principal Plus and Principal Plus for Life fee up to a maximum rate of 0.75%; we reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-Up fee up to a maximum rate of 1.20%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Step-Ups may occur only while the Principal Plus or Principal Plus for Life Series Rider is in effect.

Withdrawals, Distributions and Settlements

Overview. The Principal Plus and Principal Plus for Life Series Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders permit you to withdraw a minimum annual amount, for as long as a Covered Person lives (does not apply to Principal Plus, which permits withdrawals until the Benefit Base is depleted to zero), subject to the terms and conditions of the Rider. We may have determined the amount of the initial guarantee after we issued your Contract, depending on the age of the Covered Person when we issued the Contract. We may increase the guarantee:

•	by one or more Credits if you make no withdrawals during certain Contract Years, up to limits described in the “Credits” section, above;

•	as a result of a Step-Up of the guarantee (see preceding section) to reflect your then-current Contract Value on certain Contract Anniversary dates; or

•	if you make an Additional Purchase Payment that we accept under a Financial Account Plan or Payroll Plan (up to specified limits and if not otherwise restricted).

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced. If Contract Value or your Benefit Base declines to zero before the Lifetime Income Date, you will lose the guaranteed minimum withdrawal benefit under the Rider (see “Settlement Phase” in this section, below).

We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Lifetime Income Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Lifetime Income Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider you selected. Your future Lifetime Income Amount could be significantly reduced if:

•	you take withdrawals prior to the Lifetime Income Date, or

•	your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under Principal Plus or a Principal Plus for Life Series Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of the withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of withdrawal. For Principal Plus for Life Series Riders, an Excess Withdrawal also includes withdrawals (including applicable withdrawal charges) you take: (a) before the Lifetime Income Date; or (b) on or after the Lifetime Income Date that, together with all other withdrawals (including applicable withdrawal charges) taken during a Contract Year, causes total withdrawals during that Contract Year to exceed the Lifetime Income Amount at the time of withdrawal.

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We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Guaranteed Withdrawal Amount unless you take additional withdrawals outside of that program. We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals with respect to the Lifetime Income Amount unless: (a) you take additional withdrawals outside of that program; or (b) you take a distribution under that program before the Lifetime Income Date.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically recalculate and, in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or

•	5% of the greater of: (a) the Contract Value after the withdrawal or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If you experience unfavorable investment performance, an Excess Withdrawal could result in substantial reductions to your Contract Value and Benefit Base. Your future Guaranteed Withdrawal Amount and/or Lifetime Income Amount could be significantly reduced, and if both your Contract Value and Benefit Base decline to zero before the Lifetime Income Date, you will lose your guaranteed minimum withdrawal benefit.

Withdrawals before the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we deem any withdrawal before the Lifetime Income Date to be entirely or partially an Excess Withdrawal with respect to the Lifetime Income Amount because it reduces the Benefit Base we use on the Lifetime Income Date to determine the Lifetime Income Amount. This includes reductions to the Benefit Base caused by distributions under our Life Expectancy Distribution Program before the Lifetime Income Date.

Withdrawals on and after the Lifetime Income Date (not applicable to Principal Plus). Under Principal Plus for Life Series Riders, we recalculate the Lifetime Income Amount after the Lifetime Income Date if an Excess Withdrawal is the result of total withdrawals during a Contract Year exceeding the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount equals the lesser of:

•	the Lifetime Income Amount prior to the withdrawal; or

•	5% of the greater of the Contract Value immediately after the withdrawal or the new Benefit Base value.

Under Principal Plus for Life Series Riders, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Benefit Base value), your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life Series Riders) values to reflect reductions that exceed the amount of your withdrawals. A recalculation and reduction also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and (under Principal Plus for Life Series Riders) Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Plus or Principal Plus for Life Series Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with a Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up Rider to provide automatic payment of an income for the lifetime of the Covered Person. The full allowable amount is based on the Lifetime Income Amount. We also offer the Income Made Easy Program for Principal Plus, and the full allowable amount is

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based on the Guaranteed Withdrawal Amount. You can start taking withdrawals under the Income Made Easy Program no sooner than the earliest available Lifetime Income Date for your Rider (see “Pre-authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution program is available with the Principal Plus and Principal Plus for Life Series Riders (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

For Principal Plus, the Company’s Life Expectancy Amount for each year is equal to the greater of:

•	the Contract Value as of the applicable date divided by the Owner’s life expectancy; or

•	the Benefit Base as of the applicable date divided by the Owner’s life expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner’s life expectancy is determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.

In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a recalculation and reduction of the Benefit Base and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on distribution requirements under the Code.

Each withdrawal under our Life Expectancy Distribution program reduces your Contract Value.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. Under a Principal Plus for Life Series Rider, however, we will make further distributions as part of the Settlement Phase if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time.

Settlement Phase. Principal Plus enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Benefit Base immediately after the withdrawal is greater than zero (see “Settlement Phase” below). The Principal Plus benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are both equal to zero.

The Principal Plus for Life Series Riders enters a Settlement Phase if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Benefit Base or the Lifetime Income Amount immediately after the withdrawal is greater than zero. The Rider benefit terminates if the Contract Value, Benefit Base and Lifetime Income Amount immediately after a withdrawal are all equal to zero.

Settlement Payments during Principal Plus Settlement Phase. At the beginning of Principal Plus’s Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” earlier in this Appendix). If the Guaranteed Withdrawal Amount, or the Life Expectancy Distribution if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus’s Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Prospectus described in “Accumulation Period Provisions.”

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in “Impact of Death Benefits,” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus’s Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract described in the “Accumulation Period Provisions – Payment of Death Benefit” provision of this Prospectus.

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Settlement Payments during Principal Plus for Life Series Riders Settlement Phase. At the beginning of the Settlement Phase, the settlement payment amount we permit you to choose varies:

•

You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Benefit Base is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Benefit Base each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount.

•

You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Benefit Base is greater than zero at the beginning of the Settlement Phase. If you do, we reduce any remaining Benefit Base each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Benefit Base reduces to zero. After that, we make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

•

We make settlement payments to you each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Benefit Base at the beginning of the Settlement Phase. If the Covered Person is alive when the Benefit Base is depleted, we continue to make settlement payments each Contract Year during the Covered Person’s lifetime in an amount that is equal to the Lifetime Income Amount.

•

After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount. We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Rider will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures.

Continuation of Principal Plus. If the Beneficiary does not take the death benefit as a lump sum, the following applies:

If the Beneficiary is:	Then PRINCIPAL PLUS:

1. The deceased Owner’s Spouse	• Continues if the Benefit Base is greater than zero.

•    Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to step up the Benefit Base if the death benefit on the date of determination is greater than the Benefit Base.

•    Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions are treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy Distributions. In such cases, the Benefit Base may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

• Continues to impose the Principal Plus fee.

•    Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary.

2. Not the deceased Owner’s Spouse

•    Continues in the same manner as above, except that Principal Plus does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

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Continuation of Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-Up. If the Beneficiary elects not to take the death benefit as a lump sum, the following applies:

If the Deceased Owner is:	Then PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP:

1. The Covered Person and the Beneficiary is the deceased Owner’s Spouse

•    Does not continue with respect to the Lifetime Income Amount, but continues with respect to the Guaranteed Withdrawal Amount if the death benefit or the Benefit Base is greater than zero. We automatically step up the Benefit Base to equal the initial death benefit we determine, if greater than the Benefit Base prior to the death benefit.

• Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero.

• Continues to impose the Principal Plus for Life fee.

•    Continues to be eligible for any remaining Credits and Step-Ups, but we change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We permit the Spouse to opt out of the initial death benefit Step-Up, if any, and any future Step-Ups if we increase the rate of the Rider fee at that time.

2. The Covered Person and the Beneficiary is not the deceased Owner’s Spouse

•    Continues in the same manner as 1, except that Principal Plus for Life does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

3. Not the Covered Person and the Beneficiary is the deceased Owner’s Spouse

•    Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

4. Not the Covered Person and the Beneficiary is not the deceased Owner’s Spouse

•    Continues in the same manner as 1, except that the Rider continues with respect to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been determined prior to the payment of any portion of the death benefit, we determine the initial Lifetime Income Amount on an anniversary of the date we determine the death benefit after the Covered Person has reached his or her Lifetime Income Date.

•    In this case, does not continue to be eligible for any remaining Credits and Step-Ups, other than the initial Step-Up of the Benefit Base to equal the death benefit, if greater than the Benefit Base prior to the death benefit. We permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Rider fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-Up continues, we determine the Adjusted Benefit Base and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

State Variations. Some states require that civil union and same-sex marriage partners receive the same contractual benefits as Spouses. You should consult with a qualified financial advisor and/or tax advisor for additional information on your state’s regulations regarding civil unions and domestic partnerships.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. Under the Principal Plus for Life Series Riders, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. An individual Beneficiary who is the deceased Owner’s surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

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Termination of Rider

You may not terminate a Principal Plus or Principal Plus for Life Series Rider once it is in effect. The respective Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

•	under Principal Plus, the date the Benefit Base depletes to zero; or

•	under Principal Plus for Life Series Riders, the date the Contract Value, the Benefit Base and the Lifetime Income Amount all equal zero; or

•	under Principal Plus, the Maturity Date under the Contract; or

•	under Principal Plus for Life Series Riders, the date an Annuity Option begins; or

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

Features of Principal Returns Rider

Form of Guarantee

The Principal Returns Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period that guarantees the return of initial Purchase Payments (i.e., the cumulative Purchase Payments you pay for your Contract, up to a $5 million limit, from the date the Rider goes into effect until the next following Contract Anniversary), regardless of market performance, as long as you limit your annual withdrawals to a Guaranteed Withdrawal Amount (see below).

In addition, the Rider provides our guarantee that, as long as you take no withdrawals of Contract Value during the first 10 Contract Years, your Contract Value at the end of that period will not be less than the greater of (a) the amount of your initial Purchase Payments (up to $5 million) or (b) your Contract Value plus the sum of all Principal Returns Rider fees paid to date. Please read the discussion of the Ten Year Credit, below, for more details.

The Rider does not provide a lifetime income guarantee.

Benefit Base

The Rider refers to the Benefit Base as the “Guaranteed Withdrawal Balance.” The Benefit Base we use to determine the initial Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. If we allowed you to purchase the Rider after the first Contract Year, we may determine the Benefit Base by using your Contract Value after the first Contract Year.

The maximum Benefit Base at any time is $5 million. We increase the Benefit Base to reflect Additional Purchase Payments and Step-Ups. We reduce the Benefit Base if you take Excess Withdrawals. We may reduce the Benefit Base to reflect these withdrawals either on a dollar-for-dollar basis or on a pro-rata basis, depending on the nature of the withdrawal. Please see “Withdrawals, Distributions and Settlements” in this section, below, for more information.

Benefit Rate

The Benefit Rate is 8%.

Guaranteed Withdrawal Amount

The Guaranteed Withdrawal Amount is the amount we guarantee to be available each Contract Year for you to withdraw during the Accumulation Phase until the Benefit Base is depleted. The initial Guaranteed Withdrawal Amount is equal to 8% of the initial Benefit Base. The maximum Guaranteed Withdrawal Amount at any time is $400,000.

Although this Rider guarantees minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the Principal Returns Rider, however, we may reduce the guaranteed minimum amounts. If you take withdrawals during the first 10 Contract Years, you are no longer eligible for our tenth year Accumulation Benefit. Please read the discussion of the Ten Year Credit, below, for more details.

Increases in Guaranteed Amounts

Additional Purchase Payments. Our restrictions on Additional Purchase Payments may prevent you from increasing the amounts we guarantee under the Principal Returns Rider.

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We increase the Benefit Base (i.e., the Guaranteed Withdrawal Balance in your Rider) by the amount of each Additional Purchase Payment we accept (see “Restrictions on Additional Purchase Payments,” above), subject to the maximum Benefit Base limit of $5 million. In addition, we recalculate the Guaranteed Withdrawal Amount, and usually increase it, to equal the lesser of:

•	8% of the Benefit Base immediately after the Purchase Payment; or

•	the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 8% of the Additional Purchase Payment.

We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the Additional Purchase Payment. Additional Purchase Payments during Contract Years Two through Ten may decrease the amount credited to your Contract Value under the Rider’s Accumulation Benefit (see following section).

Accumulation Benefit (not available for Riders issued in the state of Washington). As long as you take no withdrawals during the first ten years that your Principal Returns Rider is in effect, we calculate and, to the extent necessary, apply a credit at the end of the period so that your Contract Value equals the greater of:

•	the amount of your initial Purchase Payments, up to $5 million; or

•	your Contract Value at the end of the ten-year period plus the sum of all Principal Returns Rider fees paid to that date.

Your initial Purchase Payments, for these purposes, means all Purchase Payments you make during the first Contract Year in which you purchased the Rider, up to $5 million. If you make any Additional Purchase Payments during Contract years two through ten, your Contract Value at the end of the Credit Period reflects these additional investments. These Additional Purchase Payments could reduce the amount that we would otherwise credit to your Contract Value, and therefore could reduce your ability to recover investment losses, if any, on your initial Purchase Payments.

If you qualify, we determine an Accumulation Benefit on your 10th Contract Anniversary and credit it to your Contract Value. We apply the Accumulation Benefit, if any, to each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value.

You are not eligible for an Accumulation Benefit if you take a withdrawal of Contract Value, including any required minimum distribution from a Qualified Contract or any withdrawal of death benefit proceeds, during the first 10 Contract Years.

Step-Ups. The Principal Returns Rider provides Step-Ups. We discuss how the Step-Up works below. The Step-Up compares your Contract Value on a Step-Up Date to certain previously calculated guaranteed amounts.

We schedule Step-Up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-Up Dates to include each succeeding Contract Anniversary (i.e., the 10th, 11th, 12th, etc.) up to and including the Age 95 Contract Anniversary. You are no longer eligible for Step-Ups, however, if you decline a scheduled increase in the Rider fee rate (see “Rider Fees” earlier in this Appendix).

On each Step-Up Date, we compare the Benefit Base to the Contract Value on that date. If the Contract Value on any Step-Up Date is greater than the Benefit Base on that date, we automatically increase the Benefit Base to equal the Contract Value (up to a maximum Benefit Base of $5 million). Each time we recalculate a Step-Up, we also recalculate the Guaranteed Withdrawal Amount. The recalculated Guaranteed Withdrawal Amount equals the greater of the current Guaranteed Withdrawal Amount or 8% of the new Benefit Base.

Impact of Step-Ups on Rider Fees. Each time we increase the Benefit Base, we also increase the dollar amount of the Rider fee. The new Rider fee will be based on the new Benefit Base. We reserve the right to increase the rate of the fee on any Step-Up Date, up to a maximum rate of 0.95%. If we decide to increase the rate at the effective date of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up (see “Rider Fees” in “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix). If you decline the Step-Up, the fee rate will not be increased.

Declination of Step-Ups. If you decline an automatic Step-Up, you will have the option to elect to step up the Benefit Base (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-Up Dates. If you decide to step up the Benefit Base at that time, we will thereafter resume automatic Step-Ups.

Withdrawals, Distributions and Settlements

Overview. Although the Rider guarantees a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract’s Accumulation Period. We reduce your Contract Value and your death benefit each time you take a withdrawal (see “Impact of Death Benefits” in this section, below). We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. If you experience unfavorable investment performance (and therefore your Contract Value is less than your Benefit Base) and then take withdrawals, your future Guaranteed Withdrawal Amount could be significantly reduced.

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We reduce your Contract Value each time you take a withdrawal. We may reduce the Benefit Base and Guaranteed Withdrawal Amount values if you take Excess Withdrawals. Excess Withdrawals may reduce or eliminate future Guaranteed Withdrawal Amount values.

Excess Withdrawals. We reduce guaranteed minimum amounts for future withdrawals if you take withdrawals for more than the amount guaranteed under the terms of the Rider. Your future Guaranteed Withdrawal Amount could be significantly reduced if your Contract Value declines due to poor investment performance to an amount that is less than your Benefit Base, and you then take Excess Withdrawals.

An Excess Withdrawal under a Principal Returns Rider is a withdrawal (including applicable withdrawal charges) you take that, together with all other withdrawals (including any applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Guaranteed Withdrawal Amount at the time of the withdrawal.

We do not consider withdrawals under our Life Expectancy Distribution program to result in Excess Withdrawals under the Rider unless you take additional withdrawals outside of that program.

Impact of Withdrawals. We decrease the Benefit Base each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we decrease the Benefit Base by the amount of the withdrawals. If an Excess Withdrawal is the result of your total withdrawals during a Contract Year exceeding the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we automatically recalculate, and in most cases reduce, the Benefit Base to equal the lesser of:

•	the Contract Value immediately after the withdrawal; or

•	the Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we recalculate the Benefit Base, we also recalculate, and in most cases reduce, the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount equals the lesser of:

•	the Guaranteed Withdrawal Amount prior to the withdrawal; or

•	8% of the greater of: (a) the Contract Value after the withdrawal; or (b) the new Benefit Base value.

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we recalculate amounts we guarantee for future withdrawals. We may recalculate and reduce the Benefit Base and Guaranteed Withdrawal Amount by amounts that exceed the amount of your withdrawals. A recalculation also may reduce the total amount guaranteed to an amount less than the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount values.

Pre-Authorized Withdrawals – The Income Made Easy Program. If you purchased a Contract with a Principal Returns Rider, you may be able to pre-authorize periodic withdrawals to receive amounts guaranteed under the Rider. We offer our Income Made Easy Program for Contracts with the Rider to provide automatic payment of withdrawals. The full allowable amount is based on the Guaranteed Withdrawal Amount (see “Pre-Authorized Withdrawals – The Income Made Easy Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Pre-Authorized Withdrawals – Life Expectancy Distribution Program. The Life Expectancy Distribution Program is available with the Principal Returns Rider (see “Pre-Authorized Withdrawals – Life Expectancy Distribution Program” under “General Information about Guaranteed Minimum Withdrawal Benefit Riders” in this Appendix).

Each withdrawal under our automatic Life Expectancy Distribution Program reduces your Contract Value and Benefit Base. We do not allow any further withdrawals under the program if both the Contract Value and the Benefit Base are depleted to zero.

If you begin taking Life Expectancy Distributions during the first 10 Contract Years, you no longer qualify for the Rider’s Accumulation Benefit at your 10th Contract Anniversary.

Settlement Phase. The Settlement Phase under the Rider begins if:

•	the Contract Value reduces to zero at any time during a Contract Year, and

•	there were no Excess Withdrawals during that Contract Year, and

•	the Benefit Base is still greater than zero at the time.

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Settlement Payments during Principal Returns Settlement Phase. At the beginning of the Principal Returns Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Benefit Base depletes to zero (see “Life Expectancy Distribution Program”). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Benefit Base, however, then the settlement payment for that Contract Year will be limited to the Benefit Base. The settlement payments will be paid no less frequently than annually. If any Owner dies during the Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions described in “Accumulation Period Provisions – Death Benefit During Accumulation Period” section of the Prospectus.

This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and the Principal Returns Rider continues (as described in “Impact of Death Benefits” below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in the Settlement Phase are subject to the distribution provisions of the “Death Benefit Before Maturity Date” section of the Contract, described in the “Accumulation Period Provisions – Death Benefit During Accumulation Period” provision of the Prospectus.

Impact of Death Benefits. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, the Principal Returns Rider will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

Continuation of Principal Returns. If the Beneficiary elects not to take the death benefit as a lump sum, then the Principal Returns Rider:

•	Continues if the Benefit Base is greater than zero.

•	Steps up the Benefit Base to equal the death benefit if the death benefit on the date of determination is greater than the Benefit Base.

•

Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Benefit Base is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts that exceed the Guaranteed Withdrawal Amount and the Life Expectancy Distribution amount. In such cases, we may recalculate and reduce the Benefit Base, and reduce the Guaranteed Minimum Withdrawal Benefit provided under this Rider).

•	Continues to impose the Rider fee.

•

Continues to be eligible for any remaining Step-Ups, but we will change the date we determine and apply these benefits to the future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date.

•

Ends any remaining Step-Ups on the Age 95 Contract Anniversary date based on the date the deceased owner would have turned age 95, unless the Beneficiary is older than the deceased owner. If so, any remaining Step-Ups end on the Age 95 Contract Anniversary date based on the birthdate of the Beneficiary.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and the Principal Returns Rider continues, we will determine the annual Rider fee (and the Adjusted Benefit Base) based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Returns Rider. If the Beneficiary is the deceased Owner’s Spouse, the surviving Spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. An individual Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner’s death. Otherwise, the entire interest must be distributed within five years of the Owner’s death.

Termination of Rider

You may not terminate the Principal Returns Rider once it is in effect. The Rider terminates automatically, however, upon the earliest of:

•	the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

•	the date the Benefit Base and the Contract Value both deplete to zero; or

•	the date an Annuity Option under the Contract begins; or

•	the date a new guaranteed minimum withdrawal benefit Rider becomes effective under any Rider exchange program that we may make available; or

•	termination of the Contract.

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Appendix D: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

You should carefully review your Contract, including any attached Riders, for complete information on benefits, conditions and limitations of any guaranteed minimum income benefit Riders applicable to your Contract. You should also carefully review “VII. Federal Tax Matters” for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that may have been available to you at issue. Not all Riders were available at the same time or in all states.

John Hancock USA

Guaranteed Retirement Income Benefit* II

Guaranteed Retirement Income Benefit* III

John Hancock New York

Guaranteed Retirement Income Benefit* II

*	May also, in marketing and other materials, be referred to as “Guaranteed Retirement Income Programs.”

The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.

John Hancock USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base:

The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

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Guaranteed Retirement Income Benefit II Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Guaranteed Retirement Income Benefit III Growth Factor: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Guaranteed Retirement Income Benefit II Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Guaranteed Retirement Income Benefit III Income Base Reductions: If total withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the withdrawal. If total withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”).

Life Annuity with a 10-Year Period Certain – Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

Joint and Survivor Life Annuity with a 20-Year Period Certain – Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

Joint and Survivor Life Annuity with a 10-Year Period Certain – Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income

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Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%
Guaranteed Retirement Income Benefit III	0.50%

If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;

•	the termination of the Contract for any reason; or

•	the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit.

Hence, you should consider that because (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.

John Hancock New York

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

Conditions of Exercise. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

•	may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

•	must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the 10th Contract Anniversary, if later.

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Income Base

The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-Up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

The Income Base is used solely for purposes of calculating the Guaranteed Retirement Income Benefit monthly annuity payments and does not provide a Contract Value or guarantee performance of any Investment Option.

Growth Factor Income Base (Guaranteed Retirement Income Benefit II only): The Growth Factor Income Base is equal to (a) less (b), where:

(a)	is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

(b)	is the sum of Income Base reductions (defined below) in connection with withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

Growth Factor: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has turned age 85.

Step-Up Income Base: The Step-Up Income Base is equal to the greatest anniversary value after the effective date of the Guaranteed Retirement Income Benefit and prior to the oldest Annuitant’s turning age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with withdrawals since the last day of the Contract Year.

Income Base Reductions: Withdrawals will reduce the Growth Factor Income Base and the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Growth Factor Income Base or the Step-Up Income Base, as appropriate, immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Withdrawals will reduce the Step-Up Income Base on a pro rata basis, equal to (i) multiplied by (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the withdrawal and (ii) is equal to the withdrawal amount divided by the Contract Value prior to the withdrawal.

Monthly Income Factors: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see “V. Description of the Contract – Pay-out Period Provisions – Annuity Options”):

•	Life Annuity with a 10-Year Period Certain;

•	Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise the Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the “Guaranteed Retirement Income Benefit Fee”). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

Guaranteed Retirement Income Benefit Rider	Annual Fee
Guaranteed Retirement Income Benefit II	0.45%

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If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.

Termination of Guaranteed Retirement Income Benefit

The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

•	the Contract Anniversary immediately prior to the oldest Annuitant’s 85th birthday or the tenth Contract Anniversary, if later;

•	the termination of the Contract for any reason; or

•	the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit.

You should consider that because (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

Guaranteed Retirement Income Benefits do not provide Contract Value or guarantee performance of any Investment Option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by application of Contract Value at current annuity factors. Therefore, Guaranteed Retirement Income Benefits should be regarded as a safety net. As described above under “Income Base,” withdrawals will reduce the Guaranteed Retirement Income Benefit.

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Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Portfolio (including dividends and distributions made by that Portfolio), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see “III. Fee Tables” for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

•	Wealthmark Contracts with no optional benefit Riders;

•	Wealthmark Contracts with the Enhanced Earnings optional benefit Rider; and

•	Wealthmark Contracts with the Payment Enhancement optional benefit Rider.

Please note that fees for the Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Accelerated Beneficiary Protection Death Benefit and the GMWB Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

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Wealthmark ALL

John Hancock Life Insurance Company (U.S.A.) Separate Account H

John Hancock Life Insurance Company of New York Separate Account A

Accumulation Unit Values- Wealthmark Variable Annuity

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
500 Index Trust B - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	12.279	10.754	10.705	9.452	7.586	12.249	12.500	—	—	—
Value at End of Year	15.986	12.279	10.754	10.705	9.452	7.586	12.249	—	—	—
Wealthmark No. of Units	1,469,596	1,884,181	2,242,696	2,597,793	2,922,785	3,207,544	3,636,231	—	—	—
NY Wealthmark No. of Units	177,445	232,630	258,634	290,018	307,062	329,044	351,590	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.140	10.654	10.627	9.401	7.561	12.233	12.500	—	—	—
Value at End of Year	15.774	12.140	10.654	10.627	9.401	7.561	12.233	—	—	—
No. of Units	164,210	195,885	211,814	249,107	279,773	348,730	405,345	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.038	10.580	10.569	9.364	7.542	12.221	12.500	—	—	—
Value at End of Year	15.617	12.038	10.580	10.569	9.364	7.542	12.221	—	—	—
No. of Units	17,021	16,738	24,007	23,630	23,398	15,419	22,423	—	—	—
Active Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	18.017	16.690	16.012	14.281	11.643	13.215	13.102	—	—	—
Value at End of Year	17.774	18.017	16.690	16.012	14.281	11.643	13.215	—	—	—
Wealthmark No. of Units	455,572	553,865	646,738	885,812	971,902	1,091,044	1,523,314	—	—	—
NY Wealthmark No. of Units	53,199	65,908	71,144	83,867	98,003	99,021	132,962	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	17.742	16.469	15.832	14.148	11.558	13.145	13.049	—	—	—
Value at End of Year	17.468	17.742	16.469	15.832	14.148	11.558	13.145	—	—	—
No. of Units	65,998	74,575	75,777	91,157	107,803	118,420	170,957	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.539	16.305	15.697	14.049	11.494	13.092	13.010	—	—	—
Value at End of Year	17.242	17.539	16.305	15.697	14.049	11.494	13.092	—	—	—
No. of Units	12,495	12,128	13,854	14,637	14,673	22,155	25,839	—	—	—
AIM V.I. Utilities Fund Portfolio (formerly INVESCO VIF-Utilities Fund Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Series I Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	22.370	19.416	15.897
Value at End of Year	—	—	—	—	—	—	—	27.677	22.370	19.416
Wealthmark No. of Units	—	—	—	—	—	—	—	120,435	135,340	114,215
NY Wealthmark No. of Units	—	—	—	—	—	—	—	6,605	7,051	6,060
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	22.226	19.330	15.936
Value at End of Year	—	—	—	—	—	—	—	27.444	22.226	19.330
No. of Units	—	—	—	—	—	—	—	10,897	9,657	12,340
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	22.119	19.265	15.868
Value at End of Year	—	—	—	—	—	—	—	27.271	22.119	19.265
No. of Units	—	—	—	—	—	—	—	6,361	4,357	3,130
Alger American Balanced Portfolio (substituted with JHT Index Allocation Trust eff 05-03-2007) - Class S Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.440	17.795	14.956
Value at End of Year	—	—	—	—	—	—	—	16.936	16.440	17.795
Wealthmark No. of Units	—	—	—	—	—	—	—	1,018,005	1,106,591	249,717
NY Wealthmark No. of Units	—	—	—	—	—	—	—	90,811	90,815	18,238
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	16.334	17.716	14.993
Value at End of Year	—	—	—	—	—	—	—	16.793	16.334	17.716
No. of Units	—	—	—	—	—	—	—	67,370	70,552	50,751

U-2

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.255	17.657	14.928
Value at End of Year	—	—	—	—	—	—	—	16.687	16.255	17.657
No. of Units	—	—	—	—	—	—	—	12,792	13,021	2,700
Alger American Leveraged AllCap Portfolio (substituted with JHT All Cap Core Trust eff 05-03-2007) - Class S Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	20.032	15.415	16.684
Value at End of Year	—	—	—	—	—	—	—	23.500	20.032	15.415
Wealthmark No. of Units	—	—	—	—	—	—	—	243,915	223,849	1,218,218
NY Wealthmark No. of Units	—	—	—	—	—	—	—	20,475	18,632	99,652
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	19.903	15.346	16.725
Value at End of Year	—	—	—	—	—	—	—	23.302	19.903	15.346
No. of Units	—	—	—	—	—	—	—	44,618	50,877	93,621
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.807	15.295	16.653
Value at End of Year	—	—	—	—	—	—	—	23.155	19.807	15.295
No. of Units	—	—	—	—	—	—	—	654	1,678	21,538
All Cap Core Trust (formerly Growth Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	18.113	15.784	15.984	14.368	11.360	19.122	20.097	—	—	—
Value at End of Year	23.942	18.113	15.784	15.984	14.368	11.360	19.122	—	—	—
Wealthmark No. of Units	77,283	122,059	132,070	149,215	177,068	201,654	265,205	—	—	—
NY Wealthmark No. of Units	14,937	17,427	18,098	18,765	20,251	22,565	22,780	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	17.731	15.483	15.710	14.150	11.210	18.908	19.898	—	—	—
Value at End of Year	23.391	17.731	15.483	15.710	14.150	11.210	18.908	—	—	—
No. of Units	22,630	23,889	24,662	26,297	41,864	43,910	44,286	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	18.749	19.750	—	—	—
Value at End of Year	—	—	—	—	—	11.099	18.749	—	—	—
No. of Units	—	—	—	—	—	858	859	—	—	—
American Asset Allocation Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.192	15.097	15.180	13.756	11.317	16.357	17.629	—	—	—
Value at End of Year	20.874	17.192	15.097	15.180	13.756	11.317	16.357	—	—	—
Wealthmark No. of Units	91,483	119,244	155,379	167,304	185,943	181,553	115,332	—	—	—
NY Wealthmark No. of Units	17,273	17,738	18,174	19,414	12,418	10,846	6,562	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	18.180	15.997	16.116	14.634	12.063	17.471	17.629	—	—	—
Value at End of Year	22.030	18.180	15.997	16.116	14.634	12.063	17.471	—	—	—
No. of Units	23,684	15,430	20,586	18,080	22,928	13,273	8,197	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	18.026	15.885	16.028	14.576	12.033	17.453	17.629	—	—	—
Value at End of Year	21.810	18.026	15.885	16.028	14.576	12.033	17.453	—	—	—
No. of Units	593	607	622	639	654	668	3,249	—	—	—
American Bond Trust (merged into Bond Trust eff 10-28-11) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	12.967	11.749	13.212	13.263	—	—	—
Value at End of Year	—	—	—	13.550	12.967	11.749	13.212	—	—	—
Wealthmark No. of Units	—	—	—	54,438	94,743	65,310	31,935	—	—	—
NY Wealthmark No. of Units	—	—	—	2,033	1,617	3,487	437	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	12.853	11.669	13.149	13.216	—	—	—
Value at End of Year	—	—	—	13.403	12.853	11.669	13.149	—	—	—
No. of Units	—	—	—	15,602	21,104	19,332	29,323	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	13.181	—	—	—
Value at End of Year	—	—	—	—	—	—	13.101	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-3

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
American Global Growth Trust - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	13.143	10.926	12.229	11.155	7.999	13.230	13.002	—	—	—
Value at End of Year	16.645	13.143	10.926	12.229	11.155	7.999	13.230	—	—	—
Wealthmark No. of Units	103,165	91,880	98,873	94,819	155,942	76,034	8,792	—	—	—
NY Wealthmark No. of Units	7,490	5,576	4,994	5,017	4,875	4,100	2,565	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.995	10.824	12.140	11.095	7.972	13.212	12.988	—	—	—
Value at End of Year	16.424	12.995	10.824	12.140	11.095	7.972	13.212	—	—	—
No. of Units	21,881	43,964	41,610	42,491	53,819	5,494	224	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	13.199	12.978	—	—	—
Value at End of Year	—	—	—	—	—	7.952	13.199	—	—	—
No. of Units	—	—	—	—	—	5,205	—	—	—	—
American Global Small Capitalization Trust (merged into American Global Growth Trust eff 04-26-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	10.737	9.268	11.694	9.732	6.152	13.502	13.928	—	—	—
Value at End of Year	—	10.737	9.268	11.694	9.732	6.152	13.502	—	—	—
Wealthmark No. of Units	—	54,847	55,155	66,748	76,519	29,674	1,024	—	—	—
NY Wealthmark No. of Units	—	3,814	5,677	9,863	8,024	1,633	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	10.616	9.182	11.608	9.680	6.131	13.484	13.913	—	—	—
Value at End of Year	—	10.616	9.182	11.608	9.680	6.131	13.484	—	—	—
No. of Units	—	3,065	3,634	3,089	3,943	3,391	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	13.902	—	—	—
Value at End of Year	—	—	—	—	—	—	13.471	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
American Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	21.734	18.801	20.025	17.190	12.570	22.879	22.163	—	—	—
Value at End of Year	27.749	21.734	18.801	20.025	17.190	12.570	22.879	—	—	—
Wealthmark No. of Units	158,568	247,023	271,190	290,602	311,615	337,855	233,294	—	—	—
NY Wealthmark No. of Units	1,773	2,309	2,435	4,686	4,831	657	2,086	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	21.318	18.479	19.721	16.962	12.429	22.667	21.987	—	—	—
Value at End of Year	27.164	21.318	18.479	19.721	16.962	12.429	22.667	—	—	—
No. of Units	7,681	11,832	11,846	15,401	16,379	16,504	17,785	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.011	18.240	19.496	16.793	12.323	22.509	21.855	—	—	—
Value at End of Year	26.733	21.011	18.240	19.496	16.793	12.323	22.509	—	—	—
No. of Units	1,392	1,406	4,976	4,177	4,192	1,512	—	—	—	—
American Growth-Income Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.228	16.675	17.299	15.827	12.283	20.147	20.629	—	—	—
Value at End of Year	25.188	19.228	16.675	17.299	15.827	12.283	20.147	—	—	—
Wealthmark No. of Units	103,542	127,062	136,480	164,342	184,200	157,491	120,574	—	—	—
NY Wealthmark No. of Units	357	1,314	1,152	2,017	2,025	471	485	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	18.860	16.389	17.036	15.617	12.145	19.960	20.465	—	—	—
Value at End of Year	24.656	18.860	16.389	17.036	15.617	12.145	19.960	—	—	—
No. of Units	5,706	7,911	8,807	7,936	8,474	5,663	6,861	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	19.821	20.343	—	—	—
Value at End of Year	—	—	—	—	—	12.042	19.821	—	—	—
No. of Units	—	—	—	—	—	3,482	—	—	—	—

U-4

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
American High-Income Bond Trust (merged into High Yield Trust eff 04-26-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	13.747	13.758	12.182	8.925	11.971	12.119	—	—	—
Value at End of Year	—	15.314	13.747	13.758	12.182	8.925	11.971	—	—	—
Wealthmark No. of Units	—	54,626	55,585	56,822	49,348	40,050	—	—	—	—
NY Wealthmark No. of Units	—	2,951	1,920	2,892	319	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	13.619	13.657	12.117	8.895	11.955	12.106	—	—	—
Value at End of Year	—	15.141	13.619	13.657	12.117	8.895	11.955	—	—	—
No. of Units	—	4,542	4,602	148	968	30	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	13.524	13.582	12.069	8.873	11.943	12.096	—	—	—
Value at End of Year	—	15.013	13.524	13.582	12.069	8.873	11.943	—	—	—
No. of Units	—	2,536	2,695	12,033	12,213	5,188	—	—	—	—
American International Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	25.891	22.393	26.522	25.212	17.954	31.650	29.234	—	—	—
Value at End of Year	30.889	25.891	22.393	26.522	25.212	17.954	31.650	—	—	—
Wealthmark No. of Units	75,350	81,386	91,466	95,209	95,807	99,122	57,428	—	—	—
NY Wealthmark No. of Units	1,445	2,354	3,688	4,778	5,793	3,013	2,502	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	25.395	22.009	26.119	24.878	17.751	31.357	29.001	—	—	—
Value at End of Year	30.237	25.395	22.009	26.119	24.878	17.751	31.357	—	—	—
No. of Units	9,956	10,270	11,318	5,355	5,599	5,146	6,121	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	25.030	21.725	25.820	24.631	17.601	31.139	28.828	—	—	—
Value at End of Year	29.757	25.030	21.725	25.820	24.631	17.601	31.139	—	—	—
No. of Units	439	449	460	472	484	494	—	—	—	—
American New World Trust - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	13.950	12.080	14.312	12.385	8.440	14.927	14.478	—	—	—
Value at End of Year	15.234	13.950	12.080	14.312	12.385	8.440	14.927	—	—	—
Wealthmark No. of Units	130,803	153,077	159,664	181,928	162,316	83,526	57,170	—	—	—
NY Wealthmark No. of Units	1,335	4,246	1,902	2,676	3,017	1,218	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	13.793	11.968	14.207	12.319	8.412	14.907	14.463	—	—	—
Value at End of Year	15.032	13.793	11.968	14.207	12.319	8.412	14.907	—	—	—
No. of Units	6,242	6,199	8,350	7,434	7,244	4,273	2,781	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	14.451	—	—	—
Value at End of Year	—	—	—	—	—	—	14.892	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Blue Chip Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	18.341	15.751	15.777	13.800	9.816	17.353	16.755	—	—	—
Value at End of Year	25.507	18.341	15.751	15.777	13.800	9.816	17.353	—	—	—
Wealthmark No. of Units	106,771	107,874	117,972	75,380	100,396	74,008	58,233	—	—	—
NY Wealthmark No. of Units	—	54	86	69	1,921	97	102	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	17.954	15.451	15.507	13.591	9.687	17.158	16.589	—	—	—
Value at End of Year	24.920	17.954	15.451	15.507	13.591	9.687	17.158	—	—	—
No. of Units	20,445	24,149	29,210	16,565	18,547	14,882	9,460	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.670	15.229	15.307	13.436	9.591	17.014	16.465	—	—	—
Value at End of Year	24.488	17.670	15.229	15.307	13.436	9.591	17.014	—	—	—
No. of Units	1,219	1,312	11,966	20,594	20,878	1,664	3,305	—	—	—

U-5

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Bond Trust - Series II Shares (units first credited 10-28-2011)
Contracts with no Optional Benefits
Value at Start of Year	13.146	12.564	12.500	—	—	—	—	—	—	—
Value at End of Year	12.752	13.146	12.564	—	—	—	—	—	—	—
Wealthmark No. of Units	43,900	72,992	61,889	—	—	—	—	—	—	—
NY Wealthmark No. of Units	—	—	3,955	—	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	13.115	12.559	12.500	—	—	—	—	—	—	—
Value at End of Year	12.697	13.115	12.559	—	—	—	—	—	—	—
No. of Units	15,944	15,707	15,787	—	—	—	—	—	—	—
Capital Appreciation Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.431	15.261	15.502	14.090	10.059	16.285	15.434	—	—	—
Value at End of Year	23.566	17.431	15.261	15.502	14.090	10.059	16.285	—	—	—
Wealthmark No. of Units	21,596	25,267	29,732	33,574	45,500	27,162	29,780	—	—	—
NY Wealthmark No. of Units	279	868	28	—	1,179	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	17.064	14.970	15.237	13.876	9.926	16.102	15.281	—	—	—
Value at End of Year	23.024	17.064	14.970	15.237	13.876	9.926	16.102	—	—	—
No. of Units	661	529	863	537	540	747	151	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.168	—	—	—
Value at End of Year	—	—	—	—	—	—	15.967	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Capital Appreciation Value Trust - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	14.899	13.198	13.009	11.610	9.068	12.500	—	—	—	—
Value at End of Year	17.915	14.899	13.198	13.009	11.610	9.068	—	—	—	—
Wealthmark No. of Units	60,924	70,072	74,896	82,334	82,370	49,851	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	14.765	13.105	12.943	11.574	12.500	—	—	—	—	—
Value at End of Year	17.718	14.765	13.105	12.943	11.574	—	—	—	—	—
No. of Units	900	929	4,140	4,209	4,244	—	—	—	—	—
Classic Value Trust (merged into Equity-Income Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.564	18.048	—	—	—
Value at End of Year	—	—	—	—	—	7.801	14.564	—	—	—
Wealthmark No. of Units	—	—	—	—	—	6,024	6,400	—	—	—
NY Wealthmark No. of Units	—	—	—	—	—	1,107	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	14.458	17.940	—	—	—
Value at End of Year	—	—	—	—	—	7.728	14.458	—	—	—
No. of Units	—	—	—	—	—	1,138	187	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	17.859	—	—	—
Value at End of Year	—	—	—	—	—	—	14.379	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Core Allocation Plus Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	12.612	11.284	11.738	10.794	8.750	12.500	—	—	—	—
Value at End of Year	—	12.612	11.284	11.738	10.794	8.750	—	—	—	—
Wealthmark No. of Units	—	327	403	406	1,337	1,101	—	—	—	—
Core Allocation Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	15.916	16.418	15.037	12.500	—	—	—	—	—
Value at End of Year	—	—	15.916	16.418	15.037	—	—	—	—	—
Wealthmark No. of Units	—	—	16,784	10,618	160	—	—	—	—	—
NY Wealthmark No. of Units	—	—	18,588	20,799	—	—	—	—	—	—

U-6

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Wealthmark Contracts with EER
Value at Start of Year	—	16.363	—	15.017	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.363	15.017	—	—	—	—	—
No. of Units	—	—	—	4,387	4,439	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	15.768	12.500	—	—	—	—	—	—	—
Value at End of Year	—	—	15.768	—	—	—	—	—	—	—
No. of Units	—	—	3,279	—	—	—	—	—	—	—
Core Balanced Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	16.522	16.606	12.500	—	—	—	—	—	—
Value at End of Year	—	—	16.522	16.606	—	—	—	—	—	—
Wealthmark No. of Units	—	—	16,845	7,438	—	—	—	—	—	—
NY Wealthmark No. of Units	—	—	74	75	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	16.434	16.551	12.500	—	—	—	—	—	—
Value at End of Year	—	—	16.434	16.551	—	—	—	—	—	—
No. of Units	—	—	5,281	5,018	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	16.368	16.509	12.500	—	—	—	—	—	—
Value at End of Year	—	—	16.368	16.509	—	—	—	—	—	—
No. of Units	—	—	407	452	—	—	—	—	—	—
Core Disciplined Diversification Trust (merged into Lifestyle Growth Trust eff 04-27-2012) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	—	16.466	17.034	15.396	12.500	—	—	—	—	—
Value at End of Year	—	—	16.466	17.034	15.396	—	—	—	—	—
Wealthmark No. of Units	—	—	47,829	31,923	2,204	—	—	—	—	—
Core Equity Trust (merged into Fundamental Value Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.282	16.161	—	—	—
Value at End of Year	—	—	—	—	—	6.395	14.282	—	—	—
Wealthmark No. of Units	—	—	—	—	—	3,201	4,438	—	—	—
NY Wealthmark No. of Units	—	—	—	—	—	1,575	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	14.178	16.064	—	—	—
Value at End of Year	—	—	—	—	—	6.335	14.178	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	15.992	—	—	—
Value at End of Year	—	—	—	—	—	—	14.100	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Core Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	17.224	15.764	15.903	14.708	12.500	—	—	—	—	—
Value at End of Year	—	17.224	15.764	15.903	14.708	—	—	—	—	—
Wealthmark No. of Units	—	52,572	58,411	43,246	2,573	—	—	—	—	—
NY Wealthmark No. of Units	—	466	5,699	—	—	—	—	—	—	—
Core Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 05-01-2009)
Contracts with no Optional Benefits
Value at Start of Year	17.153	15.409	16.235	15.203	12.500	—	—	—	—	—
Value at End of Year	—	17.153	15.409	16.235	15.203	—	—	—	—	—
Wealthmark No. of Units	—	33,845	34,345	17,555	12,047	—	—	—	—	—
NY Wealthmark No. of Units	—	146	—	—	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	15.168	12.500	—	—	—	—	—
Value at End of Year	—	—	—	16.141	15.168	—	—	—	—	—
No. of Units	—	—	—	2,977	2,991	—	—	—	—	—

U-7

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Core Strategy Trust (formerly Index Allocation Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	14.920	13.478	13.667	12.355	10.299	14.206	14.216	—	—	—
Value at End of Year	17.514	14.920	13.478	13.667	12.355	10.299	14.206	—	—	—
Wealthmark No. of Units	835,395	859,517	972,874	1,138,663	1,370,869	1,491,545	2,074,880	—	—	—
NY Wealthmark No. of Units	86,609	112,122	124,630	139,308	150,599	153,095	179,933	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	14.716	13.320	13.534	12.260	10.240	14.152	14.182	—	—	—
Value at End of Year	17.240	14.716	13.320	13.534	12.260	10.240	14.152	—	—	—
No. of Units	45,255	49,512	63,236	67,406	85,624	97,717	138,126	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	14.565	13.203	13.435	12.189	10.196	14.113	14.156	—	—	—
Value at End of Year	17.037	14.565	13.203	13.435	12.189	10.196	14.113	—	—	—
No. of Units	10,556	10,306	9,733	11,322	11,546	11,660	19,836	—	—	—
Credit Suisse Trust Global Small Cap Portfolio (formerly Credit Suisse Trust-Global Post-Venture Capital Portfolio)
(substituted with JHT International Equity Index Trust B eff 05-03-2007) - NAV Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	26.313	22.974	19.698
Value at End of Year	—	—	—	—	—	—	—	29.374	26.313	22.974
Wealthmark No. of Units	—	—	—	—	—	—	—	55,414	54,354	33,475
NY Wealthmark No. of Units	—	—	—	—	—	—	—	6,841	4,834	4,823
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	26.143	22.871	19.746
Value at End of Year	—	—	—	—	—	—	—	29.127	26.143	22.871
No. of Units	—	—	—	—	—	—	—	6,938	8,631	6,869
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	26.017	22.795	19.673
Value at End of Year	—	—	—	—	—	—	—	28.943	26.017	22.795
No. of Units	—	—	—	—	—	—	—	39	828	40
Credit SuisseTrust-Emerging Markets Portfolio (substituted with JHT International Equity Index Trust B eff 05-03-2007)
NAV Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	29.224	23.164	18.757
Value at End of Year	—	—	—	—	—	—	—	38.189	29.224	23.164
Wealthmark No. of Units	—	—	—	—	—	—	—	238,035	228,309	199,080
NY Wealthmark No. of Units	—	—	—	—	—	—	—	15,704	13,835	9,923
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	29.036	23.061	18.803
Value at End of Year	—	—	—	—	—	—	—	37.867	29.036	23.061
No. of Units	—	—	—	—	—	—	—	28,113	34,002	30,867
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	28.895	22.984	18.722
Value at End of Year	—	—	—	—	—	—	—	37.628	28.895	22.984
No. of Units	—	—	—	—	—	—	—	1,532	5,656	5,353
Disciplined Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 06-16-2008)
Contracts with no Optional Benefits
Value at Start of Year	13.653	12.298	12.763	11.435	9.134	12.500	—	—	—	—
Value at End of Year	—	13.653	12.298	12.763	11.435	9.134	—	—	—	—
Wealthmark No. of Units	—	519	629	633	7,697	6,053	—	—	—	—
Dreyfus I.P. MidCap Stock Portfolio (substituted with JHT Mid Cap Index Trust eff 05-03-2007) - Service Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	21.723	20.221	17.908
Value at End of Year	—	—	—	—	—	—	—	23.066	21.723	20.221
Wealthmark No. of Units	—	—	—	—	—	—	—	886,682	938,985	932,611
NY Wealthmark No. of Units	—	—	—	—	—	—	—	78,123	78,833	76,549
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	21.583	20.131	17.952
Value at End of Year	—	—	—	—	—	—	—	22.871	21.583	20.131
No. of Units	—	—	—	—	—	—	—	89,683	92,859	93,694

U-8

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	21.478	20.064	17.875
Value at End of Year	—	—	—	—	—	—	—	22.727	21.478	20.064
No. of Units	—	—	—	—	—	—	—	22,517	24,638	25,374
Dreyfus Socially Responsible Growth Fund Inc (substituted with JHT Quantitative All Cap Trust eff 05-03-2007) (now Optimized All Cap Trust) Service Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	18.179	17.837	17.033
Value at End of Year	—	—	—	—	—	—	—	19.533	18.179	17.837
Wealthmark No. of Units	—	—	—	—	—	—	—	49,211	68,128	71,576
NY Wealthmark No. of Units	—	—	—	—	—	—	—	3,964	5,407	5,595
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	18.062	17.757	17.075
Value at End of Year	—	—	—	—	—	—	—	19.369	18.062	17.757
No. of Units	—	—	—	—	—	—	—	7,476	7,533	9,070
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	17.975	17.698	17.012
Value at End of Year	—	—	—	—	—	—	—	19.246	17.975	17.698
No. of Units	—	—	—	—	—	—	—	2,138	2,139	2,141
DWS Balanced VIP (formerly Scudder Total Return Portfolio) (substituted with JHT Index Allocation Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	16.429	16.034	15.250
Value at End of Year	—	—	—	—	—	—	—	17.792	16.429	16.034
Wealthmark No. of Units	—	—	—	—	—	—	—	651,852	710,666	722,056
NY Wealthmark No. of Units	—	—	—	—	—	—	—	59,451	60,602	97,891
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	16.323	15.963	15.288
Value at End of Year	—	—	—	—	—	—	—	17.642	16.323	15.963
No. of Units	—	—	—	—	—	—	—	65,263	70,550	68,982
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	16.244	15.909	15.222
Value at End of Year	—	—	—	—	—	—	—	17.531	16.244	15.909
No. of Units	—	—	—	—	—	—	—	4,454	12,190	11,417
DWS Blue Chip VIP (formerly Scudder Blue Chip Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	20.772	19.204	16.813
Value at End of Year	—	—	—	—	—	—	—	23.594	20.772	19.204
Wealthmark No. of Units	—	—	—	—	—	—	—	646,728	650,218	654,816
NY Wealthmark No. of Units	—	—	—	—	—	—	—	73,566	68,510	62,986
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	20.638	19.119	16.854
Value at End of Year	—	—	—	—	—	—	—	23.396	20.638	19.119
No. of Units	—	—	—	—	—	—	—	79,298	89,385	105,356
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	20.538	19.055	17.254
Value at End of Year	—	—	—	—	—	—	—	23.248	20.538	19.055
No. of Units	—	—	—	—	—	—	—	7,356	3,769	4,039
DWS Bond VIP (formerly SVS Bond Portfolio) (substituted with JHT Bond Index Trust A eff 05-03-2007) (now Total Bond Market Trust A) Class B Shares (units first credited 09-16-2005)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	12.547	12.500	—
Value at End of Year	—	—	—	—	—	—	—	12.908	12.547	—
Wealthmark No. of Units	—	—	—	—	—	—	—	14,678	7,352	—
NY Wealthmark No. of Units	—	—	—	—	—	—	—	2,180	1,939	—

U-9

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	12.530	—	—
Value at End of Year	—	—	—	—	—	—	—	12.865	—	—
No. of Units	—	—	—	—	—	—	—	6,867	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.517	—	—
Value at End of Year	—	—	—	—	—	—	—	12.833	—	—
No. of Units	—	—	—	—	—	—	—	3,484	—	—
DWS Capital Growth VIP (formerly Scudder Capital Growth Portfolio) (substituted with JHT 500 Index Trust B eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.358	18.090	17.015
Value at End of Year	—	—	—	—	—	—	—	20.649	19.358	18.090
Wealthmark No. of Units	—	—	—	—	—	—	—	1,933,116	1,405,287	564,708
NY Wealthmark No. of Units	—	—	—	—	—	—	—	134,851	102,555	20,406
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	19.233	18.009	17.057
Value at End of Year	—	—	—	—	—	—	—	20.475	19.233	18.009
No. of Units	—	—	—	—	—	—	—	198,663	112,102	37,509
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.140	17.949	16.983
Value at End of Year	—	—	—	—	—	—	—	20.346	19.140	17.949
No. of Units	—	—	—	—	—	—	—	3,718	3,390	896
DWS Conservative Allocation VIP (formerly Scudder Income & Growth Strategy Portfolio) (substituted with JHT Lifestyle Moderate Trust eff 12-12-2007) Class B Shares (units first credited 08-16-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.643	13.255	12.500
Value at End of Year	—	—	—	—	—	—	—	14.639	13.643	13.255
Wealthmark No. of Units	—	—	—	—	—	—	—	955,432	828,363	244,455
NY Wealthmark No. of Units	—	—	—	—	—	—	—	124,303	84,849	36,206
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	13.606	13.245	12.500
Value at End of Year	—	—	—	—	—	—	—	14.570	13.606	13.245
No. of Units	—	—	—	—	—	—	—	83,249	63,709	14,380
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.578	13.238	12.500
Value at End of Year	—	—	—	—	—	—	—	14.518	13.578	13.238
No. of Units	—	—	—	—	—	—	—	127,772	112,172	56,329
DWS Core Fixed Income VIP (formerly Scudder Fixed Income Portfolio) (substituted with Investment Quality Bond Trust eff 11-16-2009) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	14.132	13.815	13.484	13.425	13.046
Value at End of Year	—	—	—	—	—	11.189	14.132	13.815	13.484	13.425
Wealthmark No. of Units	—	—	—	—	—	1,242,781	1,571,822	1,746,755	1,845,843	1,986,687
NY Wealthmark No. of Units	—	—	—	—	—	129,251	178,064	195,083	202,292	201,103
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	13.985	13.699	13.397	13.365	13.079
Value at End of Year	—	—	—	—	—	11.050	13.985	13.699	13.397	13.365
No. of Units	—	—	—	—	—	191,631	239,698	230,422	248,301	270,955
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	13.876	13.612	13.333	13.321	13.022
Value at End of Year	—	—	—	—	—	10.947	13.876	13.612	13.333	13.321
No. of Units	—	—	—	—	—	15,708	18,322	18,157	18,011	26,041

U-10

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
DWS Davis Venture Value VIP (formerly SVS Davis Venture Value Portfolio) (substituted with JHT Fundamental Value Trust eff 05-03-2007)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	21.299	19.774	17.954
Value at End of Year	—	—	—	—	—	—	—	24.016	21.299	19.774
Wealthmark No. of Units	—	—	—	—	—	—	—	915,913	954,778	940,931
NY Wealthmark No. of Units	—	—	—	—	—	—	—	60,199	60,582	46,354
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	21.162	19.686	17.998
Value at End of Year	—	—	—	—	—	—	—	23.814	21.162	19.686
No. of Units	—	—	—	—	—	—	—	104,820	106,575	110,851
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	21.060	19.620	17.921
Value at End of Year	—	—	—	—	—	—	—	23.663	21.060	19.620
No. of Units	—	—	—	—	—	—	—	14,473	22,413	23,249
DWS Dreman Financial Services VIP (formerly SVS Dreman Financial Services Portfolio) (merged into DWS Dreman High Return Equity VIP eff 09-15-2006)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	20.232	18.357
Value at End of Year	—	—	—	—	—	—	—	—	19.860	20.232
Wealthmark No. of Units	—	—	—	—	—	—	—	—	263,120	274,535
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	15,951	20,930
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	20.142	18.402
Value at End of Year	—	—	—	—	—	—	—	—	19.733	20.142
No. of Units	—	—	—	—	—	—	—	—	20,661	23,708
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	20.075	13.323
Value at End of Year	—	—	—	—	—	—	—	—	19.637	20.075
No. of Units	—	—	—	—	—	—	—	—	1,081	505
DWS Dreman High Return Equity VIP (formerly SVS Dreman High Return Equity Portfolio) (substituted with JHT Quantitative All Cap Trust eff 05-03-2007)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	22.449	21.173	18.851
Value at End of Year	—	—	—	—	—	—	—	22.666	22.449	21.173
Wealthmark No. of Units	—	—	—	—	—	—	—	2,450,094	1,989,519	1,965,399
NY Wealthmark No. of Units	—	—	—	—	—	—	—	154,789	104,740	92,964
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	22.304	21.079	18.897
Value at End of Year	—	—	—	—	—	—	—	25.949	22.304	21.079
No. of Units	—	—	—	—	—	—	—	332,944	269,770	267,691
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	22.196	21.008	18.816
Value at End of Year	—	—	—	—	—	—	—	25.785	22.196	21.008
No. of Units	—	—	—	—	—	—	—	11,648	1,594	597
DWS Dreman Small Cap Value VIP (formerly SVS Dreman Small Cap Value Portfolio) (substituted with JHT Small Cap Index Trust eff 05-03-2007)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	25.558	23.608	19.026
Value at End of Year	—	—	—	—	—	—	—	31.401	25.558	23.608
Wealthmark No. of Units	—	—	—	—	—	—	—	896,104	971,865	985,837
NY Wealthmark No. of Units	—	—	—	—	—	—	—	81,081	82,798	71,298
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	25.393	23.503	19.073
Value at End of Year	—	—	—	—	—	—	—	31.137	25.393	23.503
No. of Units	—	—	—	—	—	—	—	87,564	100,327	105,062

U-11

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	25.270	23.424	18.991
Value at End of Year	—	—	—	—	—	—	—	30.940	25.270	23.424
No. of Units	—	—	—	—	—	—	—	5,451	4,993	2,975
DWS Equity 500 Index Trust VIP (formerly Scudder VIT Equity 500 Index Portfolio) - Class B2 Shares (units first credited 09-16-2005)
Contracts with no Optional Benefits
Value at Start of Year	22.648	19.929	19.925	17.680	14.253	23.076	22.321	19.648	12.500	—
Value at End of Year	29.355	22.648	19.929	19.925	17.680	14.253	23.076	22.321	19.648	—
Wealthmark No. of Units	219,233	289,583	334,780	392,794	462,460	532,039	598,236	683,312	827,396	—
NY Wealthmark No. of Units	55,891	74,307	79,644	84,970	86,387	87,282	143,309	130,755	167,280	—
Wealthmark Contracts with EER
Value at Start of Year	22.189	19.564	19.600	17.426	14.076	22.836	22.133	19.521	12.500	—
Value at End of Year	28.702	22.189	19.564	19.600	17.426	14.076	22.836	22.133	19.521	—
No. of Units	47,526	53,000	49,050	56,982	61,312	72,007	76,585	90,737	104,966	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.851	19.295	19.359	17.237	13.945	22.657	21.993	19.427	12.500	—
Value at End of Year	28.222	21.851	19.295	19.359	17.237	13.945	22.657	21.993	19.427	—
No. of Units	915	937	961	988	1,012	1,036	9,869	10,889	12,256	—
DWS Global Opportunities VIP (formerly Scudder Global Discovery Portfolio) (substituted with JHT Global Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	29.718	25.525	20.973
Value at End of Year	—	—	—	—	—	—	—	35.718	29.718	25.525
Wealthmark No. of Units	—	—	—	—	—	—	—	273,306	276,667	252,200
NY Wealthmark No. of Units	—	—	—	—	—	—	—	35,084	35,750	16,998
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	29.526	25.411	21.024
Value at End of Year	—	—	—	—	—	—	—	35.417	29.526	25.411
No. of Units	—	—	—	—	—	—	—	26,664	30,447	26,240
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	29.384	25.326	20.934
Value at End of Year	—	—	—	—	—	—	—	35.193	29.384	25.326
No. of Units	—	—	—	—	—	—	—	2,109	2,367	2,706
DWS Global Thematic VIP (formerly Scudder Global Blue Chip Portfolio) (substituted with JHT Global Trust eff 05-03-2007)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	23.599	19.536	17.286
Value at End of Year	—	—	—	—	—	—	—	30.172	23.599	19.536
Wealthmark No. of Units	—	—	—	—	—	—	—	240,812	200,859	166,470
NY Wealthmark No. of Units	—	—	—	—	—	—	—	21,874	19,550	20,043
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	23.447	19.449	17.328
Value at End of Year	—	—	—	—	—	—	—	29.918	23.447	19.449
No. of Units	—	—	—	—	—	—	—	57,742	62,268	61,856
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	23.334	19.384	16.782
Value at End of Year	—	—	—	—	—	—	—	29.729	23.334	19.384
No. of Units	—	—	—	—	—	—	—	4,645	8,537	10,418
DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)
(substituted with JHT Money Market Trust B eff 05-03-2007) - Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.018	12.912	12.638
Value at End of Year	—	—	—	—	—	—	—	13.318	13.018	12.912
Wealthmark No. of Units	—	—	—	—	—	—	—	880,456	940,467	1,070,227
NY Wealthmark No. of Units	—	—	—	—	—	—	—	65,615	64,168	64,491
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	12.934	12.854	12.669
Value at End of Year	—	—	—	—	—	—	—	13.206	12.934	12.854
No. of Units	—	—	—	—	—	—	—	174,912	182,298	189,521

U-12

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.872	12.811	12.614
Value at End of Year	—	—	—	—	—	—	—	13.122	12.872	12.811
No. of Units	—	—	—	—	—	—	—	73,125	80,826	83,395
DWS Growth & Income VIP (formerly Scudder Growth and Income Portfolio) (substituted with JHT 500 Index Trust B eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.261	18.473	17.023
Value at End of Year	—	—	—	—	—	—	—	21.516	19.261	18.473
Wealthmark No. of Units	—	—	—	—	—	—	—	625,820	652,721	386,244
NY Wealthmark No. of Units	—	—	—	—	—	—	—	73,204	75,422	55,603
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	19.137	18.390	17.065
Value at End of Year	—	—	—	—	—	—	—	21.335	19.137	18.390
No. of Units	—	—	—	—	—	—	—	69,108	71,482	58,953
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.044	18.329	17.002
Value at End of Year	—	—	—	—	—	—	—	21.200	19.044	18.329
No. of Units	—	—	—	—	—	—	—	16,895	18,604	3,729
DWS Growth Allocation VIP (formerly Scudder Growth Strategy Portfolio) (substituted with JHT Lifestyle Growth Trust eff 12-12-2007) (units first credited 08-16-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	14.339	13.715	12.500
Value at End of Year	—	—	—	—	—	—	—	15.931	14.339	13.715
Wealthmark No. of Units	—	—	—	—	—	—	—	3,825,435	3,743,554	849,899
NY Wealthmark No. of Units	—	—	—	—	—	—	—	711,854	724,886	224,387
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	14.300	13.705	12.500
Value at End of Year	—	—	—	—	—	—	—	15.855	14.300	13.705
No. of Units	—	—	—	—	—	—	—	197,062	195,715	76,502
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	14.270	13.697	12.500
Value at End of Year	—	—	—	—	—	—	—	15.799	14.270	13.697
No. of Units	—	—	—	—	—	—	—	281,793	245,105	38,886
DWS Health Care VIP (formerly Scudder Health Sciences Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.637	18.428	17.077
Value at End of Year	—	—	—	—	—	—	—	20.482	19.637	18.428
Wealthmark No. of Units	—	—	—	—	—	—	—	371,693	383,673	397,506
NY Wealthmark No. of Units	—	—	—	—	—	—	—	33,037	34,864	31,922
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	19.511	18.346	17.119
Value at End of Year	—	—	—	—	—	—	—	20.310	19.511	18.346
No. of Units	—	—	—	—	—	—	—	27,092	29,710	31,663
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.416	18.284	17.046
Value at End of Year	—	—	—	—	—	—	—	20.181	19.416	18.284
No. of Units	—	—	—	—	—	—	—	11,699	11,289	13,436
DWS High Income VIP (formerly Scudder High Income Portfolio) (substituted with JHT Active Bond Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	18.331	17.975	16.225
Value at End of Year	—	—	—	—	—	—	—	19.905	18.331	17.975
Wealthmark No. of Units	—	—	—	—	—	—		872,531	911,413	952,727
NY Wealthmark No. of Units	—	—	—	—	—	—	—	54,788	58,888	54,727

U-13

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	18.213	17.895	16.265
Value at End of Year	—	—	—	—	—	—	—	19.738	18.213	17.895
No. of Units	—	—	—	—	—	—	—	106,206	99,402	115,793
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	18.125	17.835	16.195
Value at End of Year	—	—	—	—	—	—	—	19.613	18.125	17.835
No. of Units	—	—	—	—	—	—	—	12,419	11,002	11,793
DWS Income Allocation VIP (formerly Scudder Conservative Income Strategy Portfolio) (merged into DWS Conservative Allocation VIP eff 09-15-2006) Class B Shares (units first credited 08-16-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.044	12.500
Value at End of Year	—	—	—	—	—	—	—	—	13.317	13.044
Wealthmark No. of Units	—	—	—	—	—	—		—	228,618	7,772
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	22,356	4,960
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	13.034	12.500
Value at End of Year	—	—	—	—	—	—	—	—	13.281	13.034
No. of Units	—	—	—	—	—	—	—	—	25,418	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	13.027	12.500
Value at End of Year	—	—	—	—	—	—	—	—	13.253	13.027
No. of Units	—	—	—	—	—	—	—	—	8,096	7,301

DWS International Select Equity VIP (formerly Scudder International Select Equity Portfolio)

(substituted with JHT International Equity Index Trust B eff 05-03-2007) - Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	22.592	20.097	17.253
Value at End of Year	—	—	—	—	—	—	—	27.861	22.592	20.097
Wealthmark No. of Units	—	—	—	—	—	—	—	582,814	615,970	619,713
NY Wealthmark No. of Units	—	—	—	—	—	—	—	26,959	27,845	21,226
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	22.446	20.007	17.295
Value at End of Year	—	—	—	—	—	—	—	27.626	22.446	20.007
No. of Units	—	—	—	—	—	—	—	53,405	56,279	55,109
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	22.338	19.940	17.232
Value at End of Year	—	—	—	—	—	—	—	27.452	22.338	19.940
No. of Units	—	—	—	—	—	—	—	3,059	2,177	3,089
DWS International VIP (formerly Scudder International Portfolio) (substituted with JHT International Value Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	21.944	19.230	16.736
Value at End of Year	—	—	—	—	—	—	—	27.145	21.944	19.230
Wealthmark No. of Units	—	—	—	—	—	—	—	530,684	505,062	525,807
NY Wealthmark No. of Units	—	—	—	—	—	—	—	62,558	52,614	49,108
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	21.802	19.144	16.777
Value at End of Year	—	—	—	—	—	—	—	26.916	21.802	19.144
No. of Units	—	—	—	—	—	—	—	83,008	93,091	97,620
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	21.697	19.080	16.705
Value at End of Year	—	—	—	—	—	—	—	26.746	21.697	19.080
No. of Units	—	—	—	—	—	—	—	9,054	5,760	3,882

U-14

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
DWS Janus Growth & Income VIP (formerly SVS Janus Growth & Income Portfolio) (substituted with JHT Quantitative All Cap Trust eff 05-03-2007)
(now Optimized All Cap Trust) - Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	20.054	18.204	16.578
Value at End of Year	—	—	—	—	—	—	—	21.354	20.054	18.204
Wealthmark No. of Units	—	—	—	—	—	—	—	466,543	461,676	481,109
NY Wealthmark No. of Units	—	—	—	—	—	—	—	38,317	38,914	38,213
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	19.925	18.123	16.619
Value at End of Year	—	—	—	—	—	—	—	21.175	19.925	18.123
No. of Units	—	—	—	—	—	—	—	73,965	74,651	73,472
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.828	18.062	16.557
Value at End of Year	—	—	—	—	—	—	—	21.041	19.828	18.062
No. of Units	—	—	—	—	—	—	—	3,102	3,066	3,266

DWS Janus Growth Opportunities VIP (formerly SVS Janus Growth Opportunities Portfolio) (merged into DWS Capital Growth Allocation VIP eff 12-08-2006)

(now Lifestyle Growth Trust) - Class B Shares (units first credited 09-16-2002)

Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	19.088	17.209
Value at End of Year	—	—	—	—	—	—	—	—	20.164	19.088
Wealthmark No. of Units	—	—	—	—	—	—	—	—	171,006	167,881
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	6,165	6,112
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	19.002	17.251
Value at End of Year	—	—	—	—	—	—	—	—	20.034	19.002
No. of Units	—	—	—	—	—	—	—	—	23,456	28,159
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.547
Value at End of Year	—	—	—	—	—	—	—	—	—	18.939
No. of Units	—	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP (formerly Scudder Large Cap Value Portfolio) (substituted with JHT Quantitative Value Trust eff 5-03-2007)
(now Optimized Value Trust) - Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.773	19.740	18.212
Value at End of Year	—	—	—	—	—	—	—	22.416	19.773	19.740
Wealthmark No. of Units	—	—	—	—	—	—	—	507,936	546,659	550,725
NY Wealthmark No. of Units	—	—	—	—	—	—	—	111,522	115,631	114,862
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	19.645	19.652	18.257
Value at End of Year	—	—	—	—	—	—	—	22.227	19.645	19.652
No. of Units	—	—	—	—	—	—	—	56,240	62,992	58,880
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.550	19.586	18.178
Value at End of Year	—	—	—	—	—	—	—	22.087	19.550	19.586
No. of Units	—	—	—	—	—	—	—	4,099	4,115	3,673
DWS Legg Mason Aggressive Growth VIP (formerly Scudder Salomon Aggressive Growth Portfolio) (merged into DWS Capital Growth VIP eff 12-08-2006)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	21.115	19.166
Value at End of Year	—	—	—	—	—	—	—	—	23.576	21.115
Wealthmark No. of Units	—	—	—	—	—	—	—	—	106,780	105,946
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	4,581	4,134
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	21.021	19.214
Value at End of Year	—	—	—	—	—	—	—	—	23.424	21.021
No. of Units	—	—	—	—	—	—	—	—	30,095	32,057

U-15

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	20.951	19.131
Value at End of Year	—	—	—	—	—	—	—	—	23.311	20.951
No. of Units	—	—	—	—	—	—	—	—	1,871	1,921
DWS Mercury Large Cap Core VIP (formerly Scudder Mercury Large Cap Core Portfolio) (merged into DWS Growth & Income VIP eff 12-08-2006)
Class B Shares (units first credited 10-18-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	12.965	12.500
Value at End of Year	—	—	—	—	—	—	—	—	14.418	12.965
Wealthmark No. of Units	—	—	—	—	—	—	—	—	25,643	962
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	12.961	12.500
Value at End of Year	—	—	—	—	—	—	—	—	14.386	12.961
No. of Units	—	—	—	—	—	—	—	—	938	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	12.959
No. of Units	—	—	—	—	—	—	—	—	—	—
DWS MFS Strategic Value VIP (formerly SVS MFS Strategic Value Portfolio) (merged into DWS Dreman High Return Equity VIP eff 09-15-2006)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	20.910	18.018
Value at End of Year	—	—	—	—	—	—	—	—	19.572	20.910
Wealthmark No. of Units	—	—	—	—	—	—	—	—	524,416	510,301
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	48,698	47,032
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	20.816	18.062
Value at End of Year	—	—	—	—	—	—	—	—	19.446	20.816
No. of Units	—	—	—	—	—	—	—	—	86,424	90,305
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	20.747	17.985
Value at End of Year	—	—	—	—	—	—	—	—	19.352	20.747
No. of Units	—	—	—	—	—	—	—	—	5,247	6,457
DWS Mid Cap Growth VIP (formerly Scudder Mid Cap Growth Portfolio) (substituted with JHT Quantitative Mid Cap Trust eff 05-03-2007) (now Mid Cap Index Trust)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	22.394	19.806	19.339
Value at End of Year	—	—	—	—	—	—	—	24.412	22.394	19.806
Wealthmark No. of Units	—	—	—	—	—	—	—	94,067	95,663	95,838
NY Wealthmark No. of Units	—	—	—	—	—	—	—	15,707	17,563	16,796
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	22.249	19.718	19.387
Value at End of Year	—	—	—	—	—	—	—	24.206	22.249	19.718
No. of Units	—	—	—	—	—	—	—	10,549	9,932	9,432
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	22.142	19.652	19.303
Value at End of Year	—	—	—	—	—	—	—	24.053	22.142	19.652
No. of Units	—	—	—	—	—	—	—	2,022	1,942	1,921
DWS Moderate Allocation VIP (formerly Scudder Growth & Income Strategy Portfolio) (substituted with JHT Lifestyle Balanced Trust eff 12-12-2007)
Class B Shares (units first credited 08-16-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.964	13.479	12.500
Value at End of Year	—	—	—	—	—	—	—	15.276	13.964	13.479
Wealthmark No. of Units	—	—	—	—	—	—	—	3,107,944	3,170,402	553,618
NY Wealthmark No. of Units	—	—	—	—	—	—	—	567,900	501,438	316,029

U-16

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	13.926	13.469	12.500
Value at End of Year	—	—	—	—	—	—	—	15.204	13.926	13.469
No. of Units	—	—	—	—	—	—	—	314,487	285,880	38,095
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.897	13.461	12.500
Value at End of Year	—	—	—	—	—	—	—	15.150	13.897	13.461
No. of Units	—	—	—	—	—	—	—	189,395	184,043	35,023
DWS Money Market VIP (formerly Scudder Money Market Portfolio) (substituted with JHT Money Market Trust B eff 05-03-2007)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	12.387	12.263	12.341
Value at End of Year	—	—	—	—	—	—	—	12.734	12.387	12.263
Wealthmark No. of Units	—	—	—	—	—	—	—	748,003	672,008	712,036
NY Wealthmark No. of Units	—	—	—	—	—	—	—	20,812	25,946	29,316
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	12.307	12.209	12.372
Value at End of Year	—	—	—	—	—	—	—	12.627	12.307	12.209
No. of Units	—	—	—	—	—	—	—	146,456	145,491	158,337
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	12.248	12.168	12.319
Value at End of Year	—	—	—	—	—	—	—	12.547	12.248	12.168
No. of Units	—	—	—	—	—	—	—	39,948	71,621	12,247
DWS Oak Strategic Equity VIP (formerly SVS Oak Strategic Equity Portfolio) (merged into DWS Capital Growth VIP eff 12-08-2006)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	22.439	22.503
Value at End of Year	—	—	—	—	—	—	—	—	21.133	22.439
Wealthmark No. of Units	—	—	—	—	—	—	—	—	300,983	325,018
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	21,436	32,355
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	22.339	22.558
Value at End of Year	—	—	—	—	—	—	—	—	20.997	22.339
No. of Units	—	—	—	—	—	—	—	—	34,900	37,953
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	22.265	22.475
Value at End of Year	—	—	—	—	—	—	—	—	20.895	22.265
No. of Units	—	—	—	—	—	—	—	—	913	3,062
DWS RREEF Real Estate Securities VIP (formerly Scudder Real Estate Securities Portfolio) (substituted with JHT Real Estate Securities Trust eff 05-03-2007)
Class B Shares (units first credited 05-01-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	19.920	19.707	15.268
Value at End of Year	—	—	—	—	—	—	—	29.253	19.920	19.707
Wealthmark No. of Units	—	—	—	—	—	—	—	346,310	374,249	378,504
NY Wealthmark No. of Units	—	—	—	—	—	—	—	67,547	69,768	74,601
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	19.815	19.642	15.288
Value at End of Year	—	—	—	—	—	—	—	29.040	19.815	19.642
No. of Units	—	—	—	—	—	—	—	30,223	40,570	43,259
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	19.736	19.593	15.253
Value at End of Year	—	—	—	—	—	—	—	28.881	19.736	19.593
No. of Units	—	—	—	—	—	—	—	825	947	3,806

U-17

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio) (substituted with JHT Small Cap Index Trust eff 05-03-2007)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	21.361	20.295	18.574
Value at End of Year	—	—	—	—	—	—	—	22.077	21.361	20.295
Wealthmark No. of Units	—	—	—	—	—	—	—	586,351	596,134	470,061
NY Wealthmark No. of Units	—	—	—	—	—	—	—	37,077	40,807	31,974
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	21.223	20.204	18.619
Value at End of Year	—	—	—	—	—	—	—	21.891	21.223	20.204
No. of Units	—	—	—	—	—	—	—	67,926	74,071	62,381
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	21.121	20.137	18.539
Value at End of Year	—	—	—	—	—	—	—	21.752	21.121	20.137
No. of Units	—	—	—	—	—	—	—	12,887	16,261	15,674
DWS Strategic Income VIP (formerly Scudder Strategic Income Portfolio) (substituted with JHT Active Bond Trust eff 05-03-2007) Class B Shares (units first credited 05-05-2003)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	13.649	13.580	12.703
Value at End of Year	—	—	—	—	—	—	—	14.638	13.649	13.580
Wealthmark No. of Units	—	—	—	—	—	—	—	443,298	451,238	410,955
NY Wealthmark No. of Units	—	—	—	—	—	—	—	50,425	52,936	50,174
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	13.577	13.535	12.720
Value at End of Year	—	—	—	—	—	—	—	14.531	13.577	13.535
No. of Units	—	—	—	—	—	—	—	39,493	42,055	41,835
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	13.523	13.501	12.691
Value at End of Year	—	—	—	—	—	—	—	14.452	13.523	13.501
No. of Units	—	—	—	—	—	—	—	6,170	14,932	23,486
DWS Technology VIP (formerly Scudder Technology Growth Portfolio) (substituted with JHT Total Stock Market Index Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	23.098	22.681	22.611
Value at End of Year	—	—	—	—	—	—	—	22.876	23.098	22.681
Wealthmark No. of Units	—	—	—	—	—	—	—	222,697	229,170	268,209
NY Wealthmark No. of Units	—	—	—	—	—	—	—	15,500	14,592	13,981
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	22.949	22.580	22.667
Value at End of Year	—	—	—	—	—	—	—	22.684	22.949	22.580
No. of Units	—	—	—	—	—	—	—	20,683	21,659	20,980
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	22.838	22.505	22.570
Value at End of Year	—	—	—	—	—	—	—	22.540	22.838	22.505
No. of Units	—	—	—	—	—	—	—	2,696	3,519	2,085
DWS Templeton Foreign Value VIP (formerly Scudder Templeton Foreign Value Portfolio) (merged into DWS International Select Equity VIP eff 12-08-2006) Class B Shares (units first credited 10-18-2004)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	13.177	12.500
Value at End of Year	—	—	—	—	—	—	—	—	14.065	13.177
Wealthmark No. of Units	—	—	—	—	—	—	—	—	42,057	5,928
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	69	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	13.173	12.500
Value at End of Year	—	—	—	—	—	—	—	—	14.033	13.173
No. of Units	—	—	—	—	—	—	—	—	2,825	984

U-18

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	12.500
Value at End of Year	—	—	—	—	—	—	—	—	—	13.171
No. of Units	—	—	—	—	—	—	—	—	—	—
DWS Turner Mid Cap Growth VIP (formerly SVS Turner Mid Cap Growth Portfolio) (substituted with JHT Quantitative Mid Cap Trust eff 05-03-2007) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	24.434	22.272	20.366
Value at End of Year	—	—	—	—	—	—	—	25.592	24.434	22.272
Wealthmark No. of Units	—	—	—	—	—	—	—	371,665	372,447	388,303
NY Wealthmark No. of Units	—	—	—	—	—	—	—	20,510	20,526	18,597
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	24.276	22.173	20.416
Value at End of Year	—	—	—	—	—	—	—	25.376	24.276	22.173
No. of Units	—	—	—	—	—	—	—	50,732	47,071	43,278
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	24.159	22.099	20.328
Value at End of Year	—	—	—	—	—	—	—	25.216	24.159	22.099
No. of Units	—	—	—	—	—	—	—	2,812	1,147	2,313
Equity-Income Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.687	15.308	15.682	13.839	11.179	17.758	18.773	—	—	—
Value at End of Year	22.629	17.687	15.308	15.682	13.839	11.179	17.758	—	—	—
Wealthmark No. of Units	114,479	127,969	125,516	101,892	131,095	66,736	48,701	—	—	—
NY Wealthmark No. of Units	538	569	575	2,415	3,569	683	684	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	17.314	15.015	15.413	13.629	11.031	17.559	18.587	—	—	—
Value at End of Year	22.108	17.314	15.015	15.413	13.629	11.031	17.559	—	—	—
No. of Units	5,506	32,007	32,951	18,015	12,568	11,924	3,800	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.040	14.800	15.215	13.474	17.711	—	18.449	—	—	—
Value at End of Year	21.725	17.040	14.800	15.215	13.474	—	17.711	—	—	—
No. of Units	1,169	1,258	1,345	9,776	10,228	—	—	—	—	—
Financial Services Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	15.219	13.100	14.706	13.315	9.578	17.582	19.448	—	—	—
Value at End of Year	19.582	15.219	13.100	14.706	13.315	9.578	17.582	—	—	—
Wealthmark No. of Units	28,445	23,716	24,799	47,814	48,184	54,353	15,927	—	—	—
NY Wealthmark No. of Units	2,215	912	—	—	1,429	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	14.898	12.850	14.453	13.113	9.451	17.385	19.255	—	—	—
Value at End of Year	19.131	14.898	12.850	14.453	13.113	9.451	17.385	—	—	—
No. of Units	1,471	1,496	2,573	1,922	1,720	4,104	4,854	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	14.267	12.963	9.357	17.238	19.112	—	—	—
Value at End of Year	—	—	12.665	14.267	12.963	9.357	17.238	—	—	—
No. of Units	—	—	4,745	4,745	4,745	7,768	—	—	—	—
Franklin Templeton Founding Allocation Trust - Series II Shares (units first credited 05-01-2007)
Contracts with no Optional Benefits
Value at Start of Year	15.545	13.588	14.018	12.872	9.955	15.665	17.574	—	—	—
Value at End of Year	19.050	15.545	13.588	14.018	12.872	9.955	15.665	—	—	—
Wealthmark No. of Units	54,552	69,080	83,744	91,984	162,550	167,286	181,826	—	—	—
NY Wealthmark No. of Units	2,119	2,166	2,219	2,356	2,329	2,045	159	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	16.439	14.398	14.884	13.694	10.612	16.732	17.573	—	—	—
Value at End of Year	20.105	16.439	14.398	14.884	13.694	10.612	16.732	—	—	—
No. of Units	4,073	4,170	7,836	27,323	28,158	28,784	23,804	—	—	—

U-19

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	16.716	17.573	—	—	—
Value at End of Year	—	—	—	—	—	10.585	16.716	—	—	—
No. of Units	—	—	—	—	—	1,648	1,656	—	—	—
Fundamental All Cap Core Trust (formerly Optimized All Cap Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	20.962	17.240	17.892	15.219	12.056	21.541	22.411	—	—	—
Value at End of Year	28.019	20.962	17.240	17.892	15.219	12.056	21.541	—	—	—
Wealthmark No. of Units	1,014,306	1,383,388	1,647,582	1,924,303	2,234,565	2,516,482	2,856,275	—	—	—
NY Wealthmark No. of Units	102,073	127,120	138,436	162,782	173,280	192,750	212,385	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	20.561	16.944	17.620	15.018	11.920	21.341	22.232	—	—	—
Value at End of Year	27.427	20.561	16.944	17.620	15.018	11.920	21.341	—	—	—
No. of Units	117,448	148,151	172,807	204,140	258,090	328,844	384,992	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	20.265	16.726	17.419	14.869	11.819	21.193	22.099	—	—	—
Value at End of Year	26.992	20.265	16.726	17.419	14.869	11.819	21.193	—	—	—
No. of Units	6,141	7,442	9,591	10,147	10,374	14,984	18,598	—	—	—
Fundamental Holdings Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	12.543	11.310	11.609	10.684	8.553	12.565	12.500	—	—	—
Value at End of Year	—	12.543	11.310	11.609	10.684	8.553	12.565	—	—	—
Wealthmark No. of Units	—	38,185	38,720	43,440	46,477	23,616	3,209	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	10.639	8.533	12.561	12.500	—	—	—
Value at End of Year	—	—	—	11.537	10.639	8.533	12.561	—	—	—
No. of Units	—	—	—	6,495	7,111	—	3,245	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	12.500	—	—	—
Value at End of Year	—	—	—	—	—	—	12.559	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Fundamental Large Cap Value Trust (formerly Optimized Value Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	16.870	13.772	13.742	12.320	10.035	17.356	19.426	—	—	—
Value at End of Year	21.977	16.870	13.772	13.742	12.320	10.035	17.356	—	—	—
Wealthmark No. of Units	210,024	276,948	322,732	378,211	441,367	492,139	547,910	—	—	—
NY Wealthmark No. of Units	72,652	84,182	89,591	104,065	114,217	122,909	133,451	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	16.580	13.562	13.560	12.181	9.942	17.229	19.310	—	—	—
Value at End of Year	21.556	16.580	13.562	13.560	12.181	9.942	17.229	—	—	—
No. of Units	42,690	32,279	38,634	45,643	58,803	72,571	73,274	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	16.365	13.407	13.425	12.078	9.872	17.135	19.223	—	—	—
Value at End of Year	21.245	16.365	13.407	13.425	12.078	9.872	17.135	—	—	—
No. of Units	1,211	1,327	1,367	1,501	1,488	4,506	4,259	—	—	—
Fundamental Value Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	16.724	14.986	15.827	14.219	10.958	18.357	18.799	—	—	—
Value at End of Year	21.966	16.724	14.986	15.827	14.219	10.958	18.357	—	—	—
Wealthmark No. of Units	462,680	614,907	725,150	817,093	910,751	1,035,350	1,095,356	—	—	—
NY Wealthmark No. of Units	52,395	57,632	61,542	74,474	76,093	78,817	79,491	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	16.371	14.699	15.556	14.003	10.813	18.151	18.613	—	—	—
Value at End of Year	21.461	16.371	14.699	15.556	14.003	10.813	18.151	—	—	—
No. of Units	52,831	61,209	68,532	104,919	113,246	141,458	131,712	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	16.112	14.488	15.356	13.844	10.706	17.998	18.475	—	—	—
Value at End of Year	21.089	16.112	14.488	15.356	13.844	10.706	17.998	—	—	—
No. of Units	2,668	2,926	2,992	11,308	11,379	7,472	16,948	—	—	—

U-20

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Global Allocation Trust (formerly Tactical Allocation Trust) (merged into Lifestyle Balanced Trust eff 11-16-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	16.964	17.135	—	—	—
Value at End of Year	—	—	—	—	—	10.974	16.964	—	—	—
Wealthmark No. of Units	—	—	—	—	—	31,127	12,520	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	16.774	16.965	—	—	—
Value at End of Year	—	—	—	—	—	10.829	16.774	—	—	—
No. of Units	—	—	—	—	—	38,221	1,917	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.839	—	—	—
Value at End of Year	—	—	—	—	—	—	16.632	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Global Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.789	22.588	21.044	19.378	17.068	18.155	16.848	—	—	—
Value at End of Year	22.129	23.789	22.588	21.044	19.378	17.068	18.155	—	—	—
Wealthmark No. of Units	53,106	71,734	82,052	94,960	133,099	113,872	59,975	—	—	—
NY Wealthmark No. of Units	1,035	1,142	1,719	2,609	1,249	2,632	1,707	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	23.288	22.157	20.683	19.085	16.842	17.951	16.681	—	—	—
Value at End of Year	21.619	23.288	22.157	20.683	19.085	16.842	17.951	—	—	—
No. of Units	8,107	6,446	6,538	7,987	8,633	7,230	4,126	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	22.919	21.839	20.417	18.867	16.676	17.800	16.557	—	—	—
Value at End of Year	21.245	22.919	21.839	20.417	18.867	16.676	17.800	—	—	—
No. of Units	436	447	3,480	3,597	3,727	4,706	—	—	—	—
Global Diversification Trust (merged into Core Strategy Trust eff 12-06-2013) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	12.609	11.067	12.008	10.843	8.068	12.560	12.500	—	—	—
Value at End of Year	—	12.609	11.067	12.008	10.843	8.068	12.560	—	—	—
Wealthmark No. of Units	—	57,792	87,336	87,888	126,302	151,381	137,616	—	—	—
NY Wealthmark No. of Units	—	558	573	545	528	389	3,249	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.480	10.975	11.933	10.797	8.050	12.557	12.500	—	—	—
Value at End of Year	—	12.480	10.975	11.933	10.797	8.050	12.557	—	—	—
No. of Units	—	1,134	4,233	4,204	4,226	8,082	8,198	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	8.036	12.554	12.500	—	—	—
Value at End of Year	—	—	—	—	10.762	8.036	12.554	—	—	—
No. of Units	—	—	—	—	2,999	3,997	—	—	—	—
Global Trust (formerly Global Equity Trust) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.039	14.222	15.378	14.500	11.216	18.845	19.795	—	—	—
Value at End of Year	21.982	17.039	14.222	15.378	14.500	11.216	18.845	—	—	—
Wealthmark No. of Units	324,034	422,752	503,184	561,863	608,440	696,522	833,778	—	—	—
NY Wealthmark No. of Units	59,552	66,684	77,463	81,663	88,280	88,164	91,126	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	16.680	13.950	15.115	14.280	11.068	18.634	19.599	—	—	—
Value at End of Year	21.476	16.680	13.950	15.115	14.280	11.068	18.634	—	—	—
No. of Units	47,698	39,221	45,222	52,400	76,148	84,340	129,991	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	16.415	13.750	14.920	14.117	10.958	18.477	19.453	—	—	—
Value at End of Year	21.105	16.415	13.750	14.920	14.117	10.958	18.477	—	—	—
No. of Units	1,321	1,468	3,857	3,904	3,845	8,741	9,061	—	—	—

U-21

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Health Sciences Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	31.881	24.559	22.560	19.813	15.273	22.146	20.864	—	—	—
Value at End of Year	47.403	31.881	24.559	22.560	19.813	15.273	22.146	—	—	—
Wealthmark No. of Units	51,616	47,836	46,741	44,725	51,814	51,938	55,396	—	—	—
NY Wealthmark No. of Units	1,863	1,605	2,523	1,309	810	1,750	3,110	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	31.209	24.090	22.173	19.513	15.072	21.898	20.657	—	—	—
Value at End of Year	46.312	31.209	24.090	22.173	19.513	15.072	21.898	—	—	—
No. of Units	2,173	1,529	1,630	169	1,163	2,061	3,552	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	30.715	23.744	21.888	19.290	14.922	21.713	20.504	—	—	—
Value at End of Year	45.510	30.715	23.744	21.888	19.290	14.922	21.713	—	—	—
No. of Units	483	494	3,805	4,037	4,298	1,343	1,337	—	—	—
High Income Trust (merged into High Yield Trust eff 05-02-2011) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	11.525	6.418	11.536	12.002	—	—	—
Value at End of Year	—	—	—	12.647	11.525	6.418	11.536	—	—	—
Wealthmark No. of Units	—	—	—	50,283	37,006	3,138	—	—	—	—
NY Wealthmark No. of Units	—	—	—	1,504	4,956	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	11.464	11.521	—	11.989	—	—	—
Value at End of Year	—	—	—	12.554	11.464	—	11.521	—	—	—
No. of Units	—	—	—	1,316	1,232	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	11.418	11.509	—	11.979	—	—	—
Value at End of Year	—	—	—	12.485	11.418	—	11.509	—	—	—
No. of Units	—	—	—	12,581	12,712	—	—	—	—	—
High Yield Trust - Series II Shares (units first credited 5-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.938	20.423	12.647	18.375	12.072	17.415	18.034	—	—	—
Value at End of Year	25.577	23.938	20.423	12.647	18.375	12.072	17.415	—	—	—
Wealthmark No. of Units	100,127	90,942	85,516	77,664	78,329	19,886	19,116	—	—	—
NY Wealthmark No. of Units	2,326	869	1,093	1,582	757	743	195	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	23.434	20.033	12.554	18.097	11.913	17.220	17.856	—	—	—
Value at End of Year	24.989	23.434	20.033	12.554	18.097	11.913	17.220	—	—	—
No. of Units	3,299	3,915	1,840	2,679	1,788	1,326	3,028	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	23.063	19.746	12.485	17.891	17.075	—	17.723	—	—	—
Value at End of Year	24.556	23.063	19.746	12.485	17.891	—	17.075	—	—	—
No. of Units	2,832	1,452	1,557	562	605	—	—	—	—	—
Income & Value Trust (merged into American Asset Allocation Trust eff 05-01-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	15.769	16.471	—	—	—
Value at End of Year	—	—	—	—	—	10.849	15.769	—	—	—
Wealthmark No. of Units	—	—	—	—	—	5,191	3,485	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	15.592	16.308	—	—	—
Value at End of Year	—	—	—	—	—	10.706	15.592	—	—	—
No. of Units	—	—	—	—	—	203	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.186	—	—	—
Value at End of Year	—	—	—	—	—	—	15.461	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-22

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
International Core Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	16.678	14.731	16.561	15.354	13.137	21.761	21.569	—	—	—
Value at End of Year	20.522	16.678	14.731	16.561	15.354	13.137	21.761	—	—	—
Wealthmark No. of Units	19,391	19,198	25,581	32,243	31,002	16,178	33,967	—	—	—
NY Wealthmark No. of Units	162	—	—	—	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	16.327	14.449	16.277	15.121	12.964	21.517	21.356	—	—	—
Value at End of Year	20.049	16.327	14.449	16.277	15.121	12.964	21.517	—	—	—
No. of Units	350	353	362	4,911	4,429	4,121	9,692	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	21.197	—	—	—
Value at End of Year	—	—	—	—	—	—	21.336	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
International Equity Index Trust A (merged into International Equity Index Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	—	9.221	10.872	12.500	—	—	—	—	—	—
Value at End of Year	—	—	9.221	10.872	—	—	—	—	—	—
Wealthmark No. of Units	—	—	1,093,449	1,191,071	—	—	—	—	—	—
NY Wealthmark No. of Units	—	—	85,399	93,044	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	9.135	10.792	12.500	—	—	—	—	—	—
Value at End of Year	—	—	9.135	10.792	—	—	—	—	—	—
No. of Units	—	—	128,132	138,853	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	9.071	10.733	12.500	—	—	—	—	—	—
Value at End of Year	—	—	9.071	10.733	—	—	—	—	—	—
No. of Units	—	—	2,594	2,966	—	—	—	—	—	—
International Equity Index Trust B - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	10.707	16.075	19.049	9.893	7.228	13.181	12.500	—	—	—
Value at End of Year	12.093	10.707	16.075	19.049	9.893	7.228	13.181	—	—	—
Wealthmark No. of Units	759,344	942,841	17,462	25,218	1,314,505	1,530,694	1,776,129	—	—	—
NY Wealthmark No. of Units	62,562	72,559	—	—	98,238	101,937	111,987	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	10.586	15.830	18.797	9.841	7.204	13.163	12.500	—	—	—
Value at End of Year	11.933	10.586	15.830	18.797	9.841	7.204	13.163	—	—	—
No. of Units	115,236	123,354	1,871	1,844	167,178	199,834	203,690	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	10.496	9.801	—	9.801	7.186	13.150	12.500	—	—	—
Value at End of Year	11.814	10.496	—	9.801	9.801	7.186	13.150	—	—	—
No. of Units	1,186	1,149	—	—	3,417	8,122	3,818	—	—	—
International Growth Stock Trust - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.977	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.211	12.977	—	—	—	—	—	—	—	—
Wealthmark No. of Units	42,207	43,180	—	—	—	—	—	—	—	—
NY Wealthmark No. of Units	186	188	—	—	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.973	12.500	—	—	—	—	—	—	—	—
Value at End of Year	15.176	12.973	—	—	—	—	—	—	—	—
No. of Units	1,081	779	—	—	—	—	—	—	—	—
International Opportunities Trust (merged into International Growth Stock Trust eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	13.503	16.326	14.601	10.787	22.173	19.685	—	—	—
Value at End of Year	—	—	13.503	16.326	14.601	10.787	22.173	—	—	—
Wealthmark No. of Units	—	—	47,234	60,922	82,978	75,810	108,338	—	—	—
NY Wealthmark No. of Units	—	—	164	165	1,564	168	3,621	—	—	—

U-23

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Wealthmark Contracts with EER
Value at Start of Year	—	13.324	16.142	14.465	10.708	22.056	19.607	—	—	—
Value at End of Year	—	—	13.324	16.142	14.465	10.708	22.056	—	—	—
No. of Units	—	—	739	806	2,164	166	1,156	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	19.548	—	—	—
Value at End of Year	—	—	—	—	—	—	21.968	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
International Small Cap Trust (merged into International Small Company Trust eff 11-16-2009) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	26.556	27.570	—	—	—
Value at End of Year	—	—	—	—	—	12.279	26.556	—	—	—
Wealthmark No. of Units	—	—	—	—	—	46,019	65,927	—	—	—
NY Wealthmark No. of Units	—	—	—	—	—	1,353	611	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	26.258	27.298	—	—	—
Value at End of Year	—	—	—	—	—	12.117	26.258	—	—	—
No. of Units	—	—	—	—	—	3,094	3,102	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	27.095	—	—	—
Value at End of Year	—	—	—	—	—	—	26.037	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
International Small Company Trust - Series II Shares (units first credited 11-16-2009)
Contracts with no Optional Benefits
Value at Start of Year	14.322	12.206	14.810	12.265	12.500	—	—	—	—	—
Value at End of Year	17.797	14.322	12.206	14.810	12.265	—	—	—	—	—
Wealthmark No. of Units	50,346	55,273	56,711	70,661	81,566	—	—	—	—	—
NY Wealthmark No. of Units	213	216	1,115	2,365	2,681	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	14.232	12.154	14.777	12.261	12.500	—	—	—	—	—
Value at End of Year	17.651	14.232	12.154	14.777	12.261	—	—	—	—	—
No. of Units	2,957	2,973	2,992	4,719	4,836	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	14.165	12.115	14.752	12.259	12.500	—	—	—	—	—
Value at End of Year	17.542	14.165	12.115	14.752	12.259	—	—	—	—	—
No. of Units	2,456	2,643	2,826	13,210	13,417	—	—	—	—	—
International Value Trust - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	20.159	17.170	20.011	18.831	14.084	24.976	24.741	—	—	—
Value at End of Year	25.026	20.159	17.170	20.011	18.831	14.084	24.976	—	—	—
Wealthmark No. of Units	228,511	296,654	358,626	420,581	466,677	532,591	626,360	—	—	—
NY Wealthmark No. of Units	39,711	50,274	54,519	60,919	62,702	64,876	66,475	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	19.734	16.842	19.668	18.545	13.898	24.696	24.496	—	—	—
Value at End of Year	24.450	19.734	16.842	19.668	18.545	13.898	24.696	—	—	—
No. of Units	37,455	42,000	49,732	49,633	56,506	72,615	76,823	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	19.422	16.600	19.415	18.333	13.760	24.488	24.314	—	—	—
Value at End of Year	24.027	19.422	16.600	19.415	18.333	13.760	24.488	—	—	—
No. of Units	3,262	3,370	5,759	6,502	6,341	4,425	10,055	—	—	—
Investment Quality Bond Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.901	18.813	17.688	16.717	15.110	15.607	15.166	—	—	—
Value at End of Year	19.225	19.901	18.813	17.688	16.717	15.110	15.607	—	—	—
Wealthmark No. of Units	526,727	598,342	672,962	833,673	919,875	48,545	27,061	—	—	—
NY Wealthmark No. of Units	54,103	63,190	64,706	84,404	91,391	1,204	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	19.482	18.454	17.385	16.464	14.910	15.432	15.016	—	—	—
Value at End of Year	18.783	19.482	18.454	17.385	16.464	14.910	15.432	—	—	—
No. of Units	55,648	72,916	80,685	101,448	117,662	1,101	—	—	—	—

U-24

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	19.174	18.189	17.161	16.276	15.302	—	14.904	—	—	—
Value at End of Year	18.458	19.174	18.189	17.161	16.276	—	15.302	—	—	—
No. of Units	10,537	9,220	8,853	10,060	9,860	—	—	—	—	—
Lifestyle Aggressive Trust - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	12.851	11.194	12.169	10.627	7.955	13.947	13.047	12.500	—	—
Value at End of Year	16.023	12.851	11.194	12.169	10.627	7.955	13.947	13.047	—	—
Wealthmark No. of Units	22,041	25,292	28,782	53,949	35,115	51,321	77,310	2,856	—	—
NY Wealthmark No. of Units	—	1,780	490	—	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.681	11.068	12.056	10.549	7.913	13.900	13.030	12.500	—	—
Value at End of Year	15.779	12.681	11.068	12.056	10.549	7.913	13.900	13.030	—	—
No. of Units	1,498	1,513	117	921	930	942	848	828	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	13.017	12.500	—	—
Value at End of Year	—	—	—	—	—	—	13.865	13.017	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Lifestyle Balanced PS Series - Series II Shares (units first credited 12-06-2013)
Contracts with no Optional Benefits
Value at Start of Year	12.580	—	—	—	—	—	—	—	—	—
Value at End of Year	12.639	—	—	—	—	—	—	—	—	—
Wealthmark No. of Units	3,390	—	—	—	—	—	—	—	—	—
Lifestyle Balanced Trust - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	14.486	13.152	13.281	12.081	9.389	13.891	13.257	12.500	—	—
Value at End of Year	16.076	14.486	13.152	13.281	12.081	9.389	13.891	13.257	—	—
Wealthmark No. of Units	2,629,594	2,943,655	3,182,129	3,815,784	3,855,163	3,898,118	3,946,947	286,673	—	—
NY Wealthmark No. of Units	338,884	388,144	475,378	509,511	546,338	619,832	625,724	3,383	—	—
Wealthmark Contracts with EER
Value at Start of Year	14.294	13.004	13.158	11.992	9.339	13.844	13.239	12.500	—	—
Value at End of Year	15.831	14.294	13.004	13.158	11.992	9.339	13.844	13.239	—	—
No. of Units	239,844	256,148	272,625	325,379	380,130	395,106	442,323	21,536	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	14.152	12.894	13.066	11.927	9.302	13.810	13.226	12.500	—	—
Value at End of Year	15.650	14.152	12.894	13.066	11.927	9.302	13.810	13.226	—	—
No. of Units	131,986	158,383	168,685	197,796	190,522	215,118	229,730	20,693	—	—
Lifestyle Conservative Trust - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	15.983	14.972	14.592	13.593	11.351	13.651	13.163	12.500	—	—
Value at End of Year	16.342	15.983	14.972	14.592	13.593	11.351	13.651	13.163	—	—
Wealthmark No. of Units	306,069	413,450	342,745	384,414	346,691	569,027	107,573	55,463	—	—
NY Wealthmark No. of Units	38,154	58,258	43,014	46,495	45,639	18,875	1,408	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	15.771	14.803	14.457	13.493	11.290	13.605	13.146	12.500	—	—
Value at End of Year	16.093	15.771	14.803	14.457	13.493	11.290	13.605	13.146	—	—
No. of Units	38,781	68,183	64,218	52,175	25,287	21,653	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	15.614	14.678	14.356	13.419	11.245	13.571	13.133	12.500	—	—
Value at End of Year	—	15.614	14.678	14.356	13.419	11.245	13.571	13.133	—	—
No. of Units	—	16,766	16,830	21,691	20,298	18,491	12,509	—	—	—
Lifestyle Growth Trust - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	13.714	12.245	12.645	11.365	8.669	13.882	13.126	12.500	—	—
Value at End of Year	16.105	13.714	12.245	12.645	11.365	8.669	13.882	13.126	—	—
Wealthmark No. of Units	3,086,233	3,579,818	4,277,411	4,467,516	4,517,516	4,856,126	4,852,758	216,467	—	—
NY Wealthmark No. of Units	321,663	423,911	541,330	737,994	720,456	737,156	855,418	24,084	—	—

U-25

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Wealthmark Contracts with EER
Value at Start of Year	13.532	12.107	12.528	11.282	8.623	13.835	13.108	12.500	—	—
Value at End of Year	15.859	13.532	12.107	12.528	11.282	8.623	13.835	13.108	—	—
No. of Units	302,197	287,767	303,871	304,366	297,268	274,411	294,104	2,895	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	13.397	12.004	12.440	11.220	8.588	13.801	13.095	12.500	—	—
Value at End of Year	15.678	13.397	12.004	12.440	11.220	8.588	13.801	13.095	—	—
No. of Units	154,458	219,300	303,612	323,830	347,684	317,689	335,178	8,750	—	—
Lifestyle Moderate Trust - Series II Shares (units first credited 05-01-2006)
Contracts with no Optional Benefits
Value at Start of Year	15.238	13.986	13.886	12.756	10.197	13.671	13.194	12.500	—	—
Value at End of Year	16.525	15.238	13.986	13.886	12.756	10.197	13.671	13.194	—	—
Wealthmark No. of Units	672,278	883,740	955,461	1,048,666	1,162,426	1,117,745	1,126,707	183,087	—	—
NY Wealthmark No. of Units	63,726	93,466	116,649	112,870	114,451	131,558	128,184	2,666	—	—
Wealthmark Contracts with EER
Value at Start of Year	15.036	13.828	13.757	12.663	10.143	13.626	13.177	12.500	—	—
Value at End of Year	16.273	15.036	13.828	13.757	12.663	10.143	13.626	13.177	—	—
No. of Units	67,936	81,338	81,532	86,529	77,417	75,083	94,328	1,438	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	14.887	13.711	13.661	12.593	10.102	13.592	13.164	12.500	—	—
Value at End of Year	16.087	14.887	13.711	13.661	12.593	10.102	13.592	13.164	—	—
No. of Units	73,954	76,067	83,904	91,686	93,903	96,569	132,219	3,868	—	—
Mid Cap Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	22.123	19.128	19.887	16.030	11.920	19.044	19.821	—	—	—
Value at End of Year	28.961	22.123	19.128	19.887	16.030	11.920	19.044	—	—	—
Wealthmark No. of Units	504,158	692,208	811,222	917,641	1,072,981	1,189,746	885,222	—	—	—
NY Wealthmark No. of Units	75,689	87,035	106,465	116,899	128,267	136,507	95,200	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	21.657	18.762	19.546	15.787	11.762	18.830	19.625	—	—	—
Value at End of Year	28.294	21.657	18.762	19.546	15.787	11.762	18.830	—	—	—
No. of Units	60,519	70,872	80,084	93,462	123,774	97,135	89,639	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	21.313	18.493	19.294	15.607	11.646	18.672	19.479	—	—	—
Value at End of Year	27.804	21.313	18.493	19.294	15.607	11.646	18.672	—	—	—
No. of Units	4,529	4,606	6,705	14,862	14,998	9,024	26,549	—	—	—
Mid Cap Intersection Trust (merged into Mid Cap Index Trust eff 11-16-2009) - Series II Shares (units first credited 11-12-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	11.512	11.434	—	—	—
Value at End of Year	—	—	—	—	—	6.564	11.512	—	—	—
Wealthmark No. of Units	—	—	—	—	—	10,606	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	11.422	—	—	—
Value at End of Year	—	—	—	—	—	—	11.496	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	11.413	—	—	—
Value at End of Year	—	—	—	—	—	—	11.485	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Mid Cap Stock Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.684	19.687	22.034	18.195	14.080	25.440	22.855	—	—	—
Value at End of Year	31.881	23.684	19.687	22.034	18.195	14.080	25.440	—	—	—
Wealthmark No. of Units	69,687	75,246	91,216	67,965	110,306	110,908	107,609	—	—	—
NY Wealthmark No. of Units	2,311	2,358	1,166	386	483	453	405	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	23.185	19.311	21.656	17.919	13.894	25.154	22.628	—	—	—
Value at End of Year	31.147	23.185	19.311	21.656	17.919	13.894	25.154	—	—	—
No. of Units	4,926	7,710	7,826	9,776	4,308	2,868	5,994	—	—	—

U-26

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	22.818	19.034	24.943	—	—	—	18.672	—	—	—
Value at End of Year	30.608	22.818	19.034	—	—	—	24.943	—	—	—
No. of Units	437	437	437	—	—	—	—	—	—	—
Money Market Trust B - NAV Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	12.235	12.403	12.567	12.737	12.856	12.768	12.500	—	—	—
Value at End of Year	12.067	12.235	12.403	12.567	12.737	12.856	12.768	—	—	—
Wealthmark No. of Units	813,515	1,252,385	1,358,597	1,264,489	1,591,655	1,633,900	1,581,886	—	—	—
NY Wealthmark No. of Units	80,930	102,923	90,196	111,408	143,555	190,714	122,502	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.097	12.288	12.475	12.670	12.813	12.751	12.500	—	—	—
Value at End of Year	11.907	12.097	12.288	12.475	12.670	12.813	12.751	—	—	—
No. of Units	92,067	181,147	168,021	232,180	232,827	205,237	220,082	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	11.995	12.202	12.406	12.619	12.781	12.738	12.500	—	—	—
Value at End of Year	11.788	11.995	12.202	12.406	12.619	12.781	12.738	—	—	—
No. of Units	41,955	46,081	50,006	116,926	123,922	197,758	114,934	—	—	—
Natural Resources Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	34.380	34.790	44.309	39.116	24.964	52.434	43.480	—	—	—
Value at End of Year	34.886	34.380	34.790	44.309	39.116	24.964	52.434	—	—	—
Wealthmark No. of Units	70,218	78,480	82,956	85,158	93,569	78,940	47,839	—	—	—
NY Wealthmark No. of Units	1,519	1,166	1,174	911	2,147	1,416	1,224	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	33.722	34.193	43.636	38.598	24.683	51.948	43.135	—	—	—
Value at End of Year	34.150	33.722	34.193	43.636	38.598	24.683	51.948	—	—	—
No. of Units	3,898	4,092	4,555	3,777	5,126	2,682	936	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	33.236	33.752	43.137	38.214	24.475	51.586	42.877	—	—	—
Value at End of Year	33.608	33.236	33.752	43.137	38.214	24.475	51.586	—	—	—
No. of Units	309	316	324	333	341	1,008	39	—	—	—
Pacific Rim Trust (formerly Pacific Rim Emerging Markets Trust) (merged into International Equity Index Trust A eff 05-03-2010)
Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.591	23.005	22.284	—	—	—
Value at End of Year	—	—	—	—	17.683	13.591	23.005	—	—	—
Wealthmark No. of Units	—	—	—	—	19,976	12,837	25,000	—	—	—
NY Wealthmark No. of Units	—	—	—	—	69	1,190	71	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	13.412	22.747	22.063	—	—	—
Value at End of Year	—	—	—	—	17.415	13.412	22.747	—	—	—
No. of Units	—	—	—	—	826	737	2,492	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	17.859	—	—	—
Value at End of Year	—	—	—	—	—	—	22.556	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Quantitative Mid Cap Trust (merged into Mid Cap Index Trust eff 04-25-2008) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	19.063	—	—	—
Value at End of Year	—	—	—	—	—	—	17.292	—	—	—
Wealthmark No. of Units	—	—	—	—	—	—	520,719	—	—	—
NY Wealthmark No. of Units	—	—	—	—	—	—	48,676	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	18.875	—	—	—
Value at End of Year	—	—	—	—	—	—	17.099	—	—	—
No. of Units	—	—	—	—	—	—	75,290	—	—	—

U-27

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	18.734	—	—	—
Value at End of Year	—	—	—	—	—	—	16.955	—	—	—
No. of Units	—	—	—	—	—	—	4,129	—	—	—
Real Estate Securities Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	31.641	27.406	25.442	20.020	15.612	24.255	32.499	—	—	—
Value at End of Year	31.083	31.641	27.406	25.442	20.020	15.612	24.255	—	—	—
Wealthmark No. of Units	114,701	148,796	171,385	211,764	239,700	288,566	307,202	—	—	—
NY Wealthmark No. of Units	28,584	30,710	34,332	44,509	43,139	49,661	56,104	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	30.974	26.883	25.006	19.716	15.406	25.911	32.177	—	—	—
Value at End of Year	30.367	30.974	26.883	25.006	19.716	15.406	25.911	—	—	—
No. of Units	8,017	8,451	11,136	15,905	18,717	24,626	26,097	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	30.483	26.497	24.683	19.491	15.254	25.693	31.938	—	—	—
Value at End of Year	29.841	30.483	26.497	24.683	19.491	15.254	25.693	—	—	—
No. of Units	484	430	456	903	962	1,090	1,179	—	—	—
Science & Technology Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	18.041	16.599	18.291	14.912	9.213	16.847	15.087	—	—	—
Value at End of Year	25.487	18.041	16.599	18.291	14.912	9.213	16.847	—	—	—
Wealthmark No. of Units	41,913	51,936	52,833	41,158	55,532	36,358	40,119	—	—	—
NY Wealthmark No. of Units	2,906	1,812	2,954	2,370	3,199	23	7,032	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	17.661	16.282	17.978	14.686	9.092	16.658	14.938	—	—	—
Value at End of Year	24.900	17.661	16.282	17.978	14.686	9.092	16.658	—	—	—
No. of Units	4,127	11,176	13,903	13,921	15,338	3,835	3,824	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	17.746	14.519	9.002	16.517	14.827	—	—	—
Value at End of Year	—	—	16.048	17.746	14.519	9.002	16.517	—	—	—
No. of Units	—	—	7,687	7,687	7,687	5,898	1,151	—	—	—
Scudder 21st Century Growth Portfolio (merged into Scudder Small Cap Growth Portfolio eff 05-01-2005) (now DWS Small Cap Growth VIP) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.530
Value at End of Year	—	—	—	—	—	—	—	—	—	19.164
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	174,019
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	8,560
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.573
Value at End of Year	—	—	—	—	—	—	—	—	—	19.079
No. of Units	—	—	—	—	—	—	—	—	—	12,453
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.498
Value at End of Year	—	—	—	—	—	—	—	—	—	19.015
No. of Units	—	—	—	—	—	—	—	—	—	2,074
Scudder Growth Portfolio (merged into Scudder Capital Growth Portfolio eff 4-29-05) (now DWS Capital Growth VIP) Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.707
Value at End of Year	—	—	—	—	—	—	—	—	—	17.303
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	290,534
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	33,534
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.748
Value at End of Year	—	—	—	—	—	—	—	—	—	17.226
No. of Units	—	—	—	—	—	—	—	—	—	37,165

U-28

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.687
Value at End of Year	—	—	—	—	—	—	—	—	—	17.169
No. of Units	—	—	—	—	—	—	—	—	—	578
Short Term Government Income Trust - Series II Shares (units first credited 05-03-2010)
Contracts with no Optional Benefits
Value at Start of Year	12.690	12.742	12.598	12.500	—	—	—	—	—	—
Value at End of Year	12.381	12.690	12.742	12.598	—	—	—	—	—	—
Wealthmark No. of Units	47,472	62,772	86,073	108,795	—	—	—	—	—	—
NY Wealthmark No. of Units	629	634	730	3,910	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.622	12.699	12.581	12.500	—	—	—	—	—	—
Value at End of Year	12.290	12.622	12.699	12.581	—	—	—	—	—	—
No. of Units	324	335	347	1,566	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.572	12.667	12.568	12.500	—	—	—	—	—	—
Value at End of Year	12.223	12.572	12.667	12.568	—	—	—	—	—	—
No. of Units	360	454	517	581	—	—	—	—	—	—
Small Cap Growth Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.683	17.166	18.720	15.598	11.767	19.823	18.839	—	—	—
Value at End of Year	27.909	19.683	17.166	18.720	15.598	11.767	19.823	—	—	—
Wealthmark No. of Units	52,167	51,948	57,376	73,777	76,458	56,302	41,220	—	—	—
NY Wealthmark No. of Units	3,148	3,113	3,457	1,290	2,560	3,799	409	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	19.383	16.939	18.509	15.453	11.681	19.717	18.764	—	—	—
Value at End of Year	27.429	19.383	16.939	18.509	15.453	11.681	19.717	—	—	—
No. of Units	3,162	3,455	4,241	4,205	4,546	4,932	3,326	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	18.707	—	—	—
Value at End of Year	—	—	—	—	—	—	19.639	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Small Cap Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	19.460	17.040	18.121	14.573	11.697	17.928	19.530	—	—	—
Value at End of Year	26.547	19.460	17.040	18.121	14.573	11.697	17.928	—	—	—
Wealthmark No. of Units	597,344	865,764	1,009,472	1,168,995	1,358,520	1,512,202	1,795,396	—	—	—
NY Wealthmark No. of Units	98,802	112,599	124,442	135,675	147,735	158,029	167,753	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	19.050	16.714	17.810	14.352	11.543	17.727	19.337	—	—	—
Value at End of Year	25.936	19.050	16.714	17.810	14.352	11.543	17.727	—	—	—
No. of Units	74,485	93,311	102,723	121,662	148,382	176,983	200,601	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	18.748	16.474	17.581	14.188	11.428	17.578	19.193	—	—	—
Value at End of Year	25.487	18.748	16.474	17.581	14.188	11.428	17.578	—	—	—
No. of Units	5,359	5,332	5,209	4,792	4,845	9,244	21,425	—	—	—
Small Cap Opportunities Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.561	20.491	21.494	16.852	12.791	22.465	25.788	—	—	—
Value at End of Year	32.510	23.561	20.491	21.494	16.852	12.791	22.465	—	—	—
Wealthmark No. of Units	28,419	21,444	28,914	24,332	19,449	12,168	14,217	—	—	—
NY Wealthmark No. of Units	184	188	199	1,663	234	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	23.110	20.139	21.167	16.629	12.647	22.256	25.582	—	—	—
Value at End of Year	31.824	23.110	20.139	21.167	16.629	12.647	22.256	—	—	—
No. of Units	1,292	1,647	1,660	1,672	1,732	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	25.430	—	—	—
Value at End of Year	—	—	—	—	—	—	22.101	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-29

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Small Cap Value Trust - Series II Shares (units first credited 11-09-2007)
Contracts with no Optional Benefits
Value at Start of Year	20.694	18.170	18.272	14.714	11.622	15.984	16.294	—	—	—
Value at End of Year	27.141	20.694	18.170	18.272	14.714	11.622	15.984	—	—	—
Wealthmark No. of Units	41,389	71,255	80,812	87,356	113,400	87,340	60,135	—	—	—
NY Wealthmark No. of Units	613	875	420	2,906	1,605	381	420	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	20.379	17.929	18.066	14.577	11.537	15.899	16.212	—	—	—
Value at End of Year	26.674	20.379	17.929	18.066	14.577	11.537	15.899	—	—	—
No. of Units	1,374	1,570	1,658	2,396	2,762	3,465	5,519	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.151	—	—	—
Value at End of Year	—	—	—	—	—	—	15.836	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Small Company Value Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.210	20.273	20.808	17.417	13.855	19.306	21.255	—	—	—
Value at End of Year	30.076	23.210	20.273	20.808	17.417	13.855	19.306	—	—	—
Wealthmark No. of Units	22,865	33,500	35,682	33,149	45,414	42,207	49,539	—	—	—
NY Wealthmark No. of Units	838	791	265	267	269	1,774	272	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	22.722	19.886	20.451	17.152	13.673	19.090	21.045	—	—	—
Value at End of Year	29.384	22.722	19.886	20.451	17.152	13.673	19.090	—	—	—
No. of Units	698	754	763	34	1,591	368	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	20.889	—	—	—
Value at End of Year	—	—	—	—	—	—	19.306	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Strategic Bond Trust (merged into Strategic Income Opportunities Trust eff 11-08-2010) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.174	15.960	16.413	—	—	—
Value at End of Year	—	—	—	—	15.995	13.174	15.960	—	—	—
Wealthmark No. of Units	—	—	—	—	36,490	26,380	60,613	—	—	—
NY Wealthmark No. of Units	—	—	—	—	4,646	502	636	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	13.000	15.781	16.250	—	—	—
Value at End of Year	—	—	—	—	15.752	13.000	15.781	—	—	—
No. of Units	—	—	—	—	5,221	4,791	5,088	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	12.871	15.649	16.130	—	—	—
Value at End of Year	—	—	—	—	15.573	12.871	15.649	—	—	—
No. of Units	—	—	—	—	9,018	2,240	574	—	—	—
Strategic Income Opportunities Trust - Series II Shares (units first credited 11-08-2010)
Contracts with no Optional Benefits
Value at Start of Year	20.605	18.557	18.469	12.500	—	—	—	—	—	—
Value at End of Year	21.051	20.605	18.557	18.469	—	—	—	—	—	—
Wealthmark No. of Units	40,215	41,927	37,680	37,652	—	—	—	—	—	—
NY Wealthmark No. of Units	481	3,274	4,942	4,766	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	20.251	18.274	18.225	12.500	—	—	—	—	—	—
Value at End of Year	20.648	20.251	18.274	18.225	—	—	—	—	—	—
No. of Units	1,195	2,372	6,023	6,205	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	18.043	12.500	—	—	—	—	—	—
Value at End of Year	—	—	18.066	18.043	—	—	—	—	—	—
No. of Units	—	—	8,723	8,723	—	—	—	—	—	—

U-30

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
SVS Eagle Focused Large Cap Growth Portfolio (merged into Scudder Capital Growth Portfolio eff 04-29-2005) (now DWS Capital Growth VIP)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.981
Value at End of Year	—	—	—	—	—	—	—	—	—	17.039
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	642,089
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	56,205
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.023
Value at End of Year	—	—	—	—	—	—	—	—	—	16.963
No. of Units	—	—	—	—	—	—	—	—	—	52,759
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	16.949
Value at End of Year	—	—	—	—	—	—	—	—	—	16.907
No. of Units	—	—	—	—	—	—	—	—	—	2,384
SVS Focus Value + Growth Portfolio (merged into Scudder Growth and Income Portfolio eff 04-29-2005) (now DWS Growth & Income VIP)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	18.411
Value at End of Year	—	—	—	—	—	—	—	—	—	20.186
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	193,698
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	17,097
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	18.457
Value at End of Year	—	—	—	—	—	—	—	—	—	20.096
No. of Units	—	—	—	—	—	—	—	—	—	15,899
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	18.389
Value at End of Year	—	—	—	—	—	—	—	—	—	20.028
No. of Units	—	—	—	—	—	—	—	—	—	5,622
SVS Index 500 Portfolio (merged into Scudder VIT Equity 500 Index Portfolio eff 09-16-2005) (now DWS Equity 500 Index VIP)
Class B Shares (units first credited 09-16-2002)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.583
Value at End of Year	—	—	—	—	—	—	—	—	—	19.116
Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	847,115
NY Wealthmark No. of Units	—	—	—	—	—	—	—	—	—	194,905
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.627
Value at End of Year	—	—	—	—	—	—	—	—	—	19.031
No. of Units	—	—	—	—	—	—	—	—	—	77,596
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	—	—	—	17.551
Value at End of Year	—	—	—	—	—	—	—	—	—	18.967
No. of Units	—	—	—	—	—	—	—	—	—	15,825
Total Bond Market Trust A (formerly Bond Index Trust A) (merged into Total Bond Market Trust B eff 11-02-2012) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	15.211	14.438	13.865	13.492	12.967	12.500	—	—	—
Value at End of Year	—	—	15.211	14.438	13.865	13.492	12.967	—	—	—
Wealthmark No. of Units	—	—	24,685	8,210	17,707	33,432	11,873	—	—	—
NY Wealthmark No. of Units	—	—	1,825	1,993	2,880	1,500	2,310	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	15.070	14.333	13.792	13.448	12.950	12.500	—	—	—
Value at End of Year	—	—	15.070	14.333	13.792	13.448	12.950	—	—	—
No. of Units	—	—	4,758	655	1,511	1,256	3,938	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	12.937	12.500	—	—	—
Value at End of Year	—	—	—	—	—	13.414	12.937	—	—	—
No. of Units	—	—	—	—	—	9,212	—	—	—	—

U-31

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Total Bond Market Trust B - Series II Shares (units first credited 11-02-2012)
Contracts with no Optional Benefits
Value at Start of Year	12.456	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.942	12.456	—	—	—	—	—	—	—	—
Wealthmark No. of Units	45,013	52,265	—	—	—	—	—	—	—	—
NY Wealthmark No. of Units	2,304	2,278	—	—	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.452	12.500	—	—	—	—	—	—	—	—
Value at End of Year	11.914	12.452	—	—	—	—	—	—	—	—
No. of Units	734	738	—	—	—	—	—	—	—	—
Total Return Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	20.457	19.159	18.735	17.689	15.824	15.641	14.771	—	—	—
Value at End of Year	19.723	20.457	19.159	18.735	17.689	15.824	15.641	—	—	—
Wealthmark No. of Units	129,809	229,277	215,552	237,453	261,452	156,646	41,499	—	—	—
NY Wealthmark No. of Units	1,141	1,355	1,222	9,012	7,551	733	1,682	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	20.026	18.794	18.414	17.420	15.615	15.465	14.624	—	—	—
Value at End of Year	19.269	20.026	18.794	18.414	17.420	15.615	15.465	—	—	—
No. of Units	17,905	19,919	17,693	23,976	31,781	22,586	25,499	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	19.709	18.524	18.177	17.222	15.460	15.335	14.516	—	—	—
Value at End of Year	18.936	19.709	18.524	18.177	17.222	15.460	15.335	—	—	—
No. of Units	1,154	1,182	4,386	4,651	4,946	2,378	—	—	—	—
Total Stock Market Index Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	17.903	15.758	15.955	13.842	10.922	17.662	18.106	—	—	—
Value at End of Year	23.495	17.903	15.758	15.955	13.842	10.922	17.662	—	—	—
Wealthmark No. of Units	464,244	645,476	773,767	908,009	742,970	2,299,715	1,447,571	—	—	—
NY Wealthmark No. of Units	70,226	88,338	109,385	124,411	133,957	245,230	165,835	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	17.526	15.457	15.681	13.632	10.777	17.464	17.927	—	—	—
Value at End of Year	22.954	17.526	15.457	15.681	13.632	10.777	17.464	—	—	—
No. of Units	71,623	75,893	88,442	105,330	125,525	260,061	161,357	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	17.248	15.235	15.479	13.477	10.671	17.317	17.794	—	—	—
Value at End of Year	22.557	17.248	15.235	15.479	13.477	10.671	17.317	—	—	—
No. of Units	6,507	7,369	7,613	9,838	10,132	34,774	27,610	—	—	—
U.S. Government Securities Trust (merged into Short Term Government Income Trust eff 05-03-2010) - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	13.476	13.894	13.828	—	—	—
Value at End of Year	—	—	—	—	14.381	13.476	13.894	—	—	—
Wealthmark No. of Units	—	—	—	—	86,680	105,503	18,604	—	—	—
NY Wealthmark No. of Units	—	—	—	—	3,434	236	246	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	13.298	13.739	13.691	—	—	—
Value at End of Year	—	—	—	—	14.163	13.298	13.739	—	—	—
No. of Units	—	—	—	—	12,665	17,608	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	13.623	—	13.589	—	—	—
Value at End of Year	—	—	—	—	14.002	—	13.623	—	—	—
No. of Units	—	—	—	—	566	—	—	—	—	—
U.S. Large Cap Trust (formerly U.S. Large Cap Value Trust) (merged into American Growth-Income Trust eff 05-01-2009)
Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	—	—	—	—	—	16.014	17.184	—	—	—
Value at End of Year	—	—	—	—	—	9.632	16.014	—	—	—
Wealthmark No. of Units	—	—	—	—	—	14,173	5,265	—	—	—
NY Wealthmark No. of Units	—	—	—	—	—	4,004	—	—	—	—

U-32

Wealthmark ALL

	Year Ended 12/31/13	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/31/06	Year Ended 12/31/05	Year Ended 12/31/04
Wealthmark Contracts with EER
Value at Start of Year	—	—	—	—	—	15.834	17.014	—	—	—
Value at End of Year	—	—	—	—	—	9.505	15.834	—	—	—
No. of Units	—	—	—	—	—	2,816	79	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	16.887	—	—	—
Value at End of Year	—	—	—	—	—	—	15.701	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—
Ultra Short Term Bond Trust - Series II Shares (units first credited 08-02-2010)
Contracts with no Optional Benefits
Value at Start of Year	12.109	12.236	12.418	12.500	—	—	—	—	—	—
Value at End of Year	11.909	12.109	12.236	12.418	—	—	—	—	—	—
Wealthmark No. of Units	168,177	49,291	38,049	6,540	—	—	—	—	—	—
NY Wealthmark No. of Units	55,702	1,195	—	—	—	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	12.051	12.201	12.500	—	—	—	—	—	—	—
Value at End of Year	11.828	12.051	12.201	—	—	—	—	—	—	—
No. of Units	3,020	157	5,104	—	—	—	—	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	12.580	—	—	—	—	—	—	—	—	—
Value at End of Year	11.768	—	—	—	—	—	—	—	—	—
No. of Units	1,058	—	—	—	—	—	—	—	—	—
Value Trust - Series II Shares (units first credited 05-03-2007)
Contracts with no Optional Benefits
Value at Start of Year	23.156	20.041	20.155	16.758	12.071	20.734	21.183	—	—	—
Value at End of Year	30.850	23.156	20.041	20.155	16.758	12.071	20.734	—	—	—
Wealthmark No. of Units	41,314	48,101	50,087	39,137	36,616	43,739	46,938	—	—	—
NY Wealthmark No. of Units	—	—	—	3,672	1,175	—	—	—	—	—
Wealthmark Contracts with EER
Value at Start of Year	22.668	19.658	19.809	16.504	11.911	20.501	20.974	—	—	—
Value at End of Year	30.140	22.668	19.658	19.809	16.504	11.911	20.501	—	—	—
No. of Units	537	585	591	582	561	530	182	—	—	—
NY Wealthmark Contracts with the Payment Enhancement
Value at Start of Year	—	—	—	—	—	—	20.818	—	—	—
Value at End of Year	—	—	—	—	—	—	20.329	—	—	—
No. of Units	—	—	—	—	—	—	—	—	—	—

U-33

To obtain a Wealthmark Variable Annuity

Statement of Additional Information (“SAI”)

Send this request to:

For Contracts issued in a state/jurisdiction other than the State of New York:

Wealthmark SAI

John Hancock Annuities Service Center

P.O. Box 55444

Boston, MA 02205-5444

For Contracts issued in the State of New York:

Wealthmark NY SAI

John Hancock Annuities Service Center

P.O. Box 55445

Boston, MA 02205-5445

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Please send me a Wealthmark Variable Annuity Statement of Additional Information dated April 30, 2014, for

☐	Contracts issued in a state/jurisdiction other than the State of New York (Separate Account H).

☐	Contracts issued in the State of New York (Separate Account A).

Please check one box. If no box is checked, we will mail the Statement of Additional Information applicable to Contracts with the address of record written below. If no Contracts are listed with the address of record written below, we may be unable to fulfill the request.

Name

Address

City	State	Zip

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information

Dated April 30, 2014

Statement of Additional Information

John Hancock Life Insurance Company (U.S.A.) Separate Account H

This Statement of Additional Information is not a Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment deferred combination fixed and variable annuity contracts (singly, a “Contract” and collectively, the “Contracts” issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) (“John Hancock USA”) in all jurisdictions except New York as follows:

Prospectuses Issued by John Hancock USA

(to be read with this Statement of Additional Information)

Venture Variable Annuity

Venture 4 Variable Annuity

Venture III Variable Annuity

Venture Vantage Variable Annuity

Venture Vision Variable Annuity

Wealthmark Variable Annuity

Wealthmark ML3 Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

John Hancock Annuities Service Center 30 Dan Road – Suite 55444 Canton, MA 02021-2809 (800) 344-1029	Mailing Address Post Office Box 55444 Boston, MA 02205-5444 www.jhannuities.com

JHUSA SEP ACCT H SAI 04/14

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General Information and History

John Hancock Life Insurance Company (U.S.A.) Separate Account H, (the “Separate Account”) (formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H) is a separate investment account of John Hancock Life Insurance Company (U.S.A.), (“we,” “us,” “the Company,” or “John Hancock USA”) (formerly, The Manufacturers Life Insurance Company (U.S.A.)). We are a stock life insurance company organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. Our Michigan office is located at 201 Townsend Street, Suite 900, Lansing, Michigan 48933. Our principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2382. John Hancock USA also has an Annuities Service Center at 30 Dan Road – Suite 55444, Canton, Massachusetts 02021-2809. Our ultimate parent is Manulife Financial Corporation (“MFC”) based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

The Separate Account was established on August 24, 1984 as a separate account of The Manufacturers Life Insurance Company of North America (“Manulife North America”), another wholly-owned subsidiary of MFC which on January 1, 2002 merged into the Company. As a result of this merger, the Company became the owner of all of Manulife North America’s assets, including the assets of the Separate Account and assumed all of Manulife North America’s obligations including those under the Contracts. The merger had no other effect on the terms and conditions of the Contracts or on your allocations among Investment Options.

Our financial statements which are included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

John Hancock Variable Insurance Trust Portfolio Holdings Currently Posted on a Website

The ten largest holdings of each John Hancock Variable Insurance Trust Portfolio will be posted to the website no earlier than 15 days after each calendar quarter end. The information will remain on the website until the date the John Hancock Variable Insurance Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. John Hancock Variable Insurance Trust’s Form N-CSR and Form N-Q will contain each Portfolio’s entire holdings as of the applicable calendar quarter end.

You may access information on holdings for the Funds of Funds available under your Contract on the following website:

http://www.jhannuities.com/Marketing/Portfolios/PortfoliosManagementTeamPage.aspx?globalNavID=21

We provide this information in connection with our Contracts, but the John Hancock Variable Insurance Trust is responsible for the accuracy and validity of the information on holdings for the Funds of Funds posted on the website.

Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the Prospectus.

Services

Independent Registered Public Accounting Firm

The consolidated financial statements of John Hancock Life Insurance Company (U.S.A.) at December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, and the financial statements of John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2013, and for each of the two years in the period ended December 31, 2013, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Servicing Agent

Computer Sciences Corporation (“CSC”) provides to us a computerized data processing recordkeeping system for variable and fixed annuity administration. CSC provides various daily, semimonthly, monthly, semiannual and annual reports including:

•	daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;

•	semimonthly commission statements;

•	monthly summaries of agent production and daily transaction reports;

•	semiannual statements for Contract Owners; and

•	annual Contract Owner tax reports.

We pay CSC a fixed cost of $3.46 million per year, plus certain other fees for the services provided.

Principal Underwriter

John Hancock Distributors, LLC, (“JH Distributors”), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the Contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2013, 2012, and 2011 were $290,380,853, $309,982,088, and $353,245,024, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts’ principal distributor, JH Distributors, and its affiliates (collectively, “JHD”) pay compensation to broker-dealers (firms) for the promotion, sale and servicing of the Contracts. The compensation JHD pays may vary depending on each firm’s selling agreement and the specific Contract(s) distributed by the firm, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts and ongoing services to Contract Owners is not expected to exceed the standard compensation amounts referenced in the Prospectus for the applicable Contract. The amount and timing of this compensation may differ among firms.

The financial advisor through whom your Contract is sold is a registered representative of a broker-dealer, and as such will be compensated pursuant to that registered representative’s own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your financial advisor’s compensation. You are encouraged to ask your financial advisor about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion, sale and servicing of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make additional payments to firms, either from 12b-1 distribution fees received from the Contracts’ underlying investment Portfolios or out of our own resources. These payments are sometimes referred to as “revenue sharing.” Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products, or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments. During 2012, we terminated these revenue sharing arrangements with broker-dealers with respect to the sale of John Hancock annuity contracts, although a small number of firms will continue to receive revenue sharing payments in accordance with the terms of certain agreements entered into with these particular firms.

We are among several insurance companies that pay additional payments to certain firms to receive “preferred” or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists (“shelf-space arrangements”); and other improvements in sales by featuring our products over others.

Revenue sharing payments assisted in our efforts to promote the sale of the Contracts and could be significant to a firm. Not all firms, however, receive additional compensation. We determined which firms to support and the extent of the payments we were willing to make, and generally choose to compensate firms that were willing to cooperate with our promotional efforts and have a strong capability to distribute the Contracts. We did not make an independent assessment of the cost of providing such services. Instead, we agreed with the firm on the methods for calculating any additional compensation. The methods, which vary by firm and are further described below, may have included different categories to measure the amount of revenue sharing payments, such as the level of sales, assets attributable to the firm and the variable annuity contracts covered under the arrangement (including contracts issued by any of our affiliates). The categories of revenue sharing payments that we may provide to firms, directly or through JHD, are not mutually exclusive and may vary from Contract to Contract. We or our affiliates may make additional types of revenue sharing payments for

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other products, and may enter into new revenue sharing arrangements in the future. The following list includes the names of member firms of the Financial Industry Regulatory Authority (“FINRA,”) (or their affiliated broker-dealers) that we are aware (as of December 31, 2013) received a revenue sharing payment of more than $5,000 with respect to annuity business during the latest calendar year:

Name of Firm

DISTRIBUTOR
AIG - SagePoint, Inc (aka AIG Financial Advisors, Inc.)
AIG - FSC Securities Corporation
AIG - Royal Alliance Associates, Inc.
Edward Jones Co., L.P.
H.D. Vest Investment Services
LPL Financial Corp.
Morgan Stanley Smith Barney Network
Signator Investors, Inc.
UBS Financial Services, Inc.

Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of a variable annuity contract.

Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Portfolio for any other compensation arrangements pertaining to the distribution of Portfolio shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of FINRA.

Sales and Asset Based Payments

We may, directly or through JHD, make or have made revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hoped to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may have featured the Contracts in its sales system or given us additional access to members of its sales force or management. In addition, a firm may have agreed to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm’s sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may have provided a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm (“Sales-Based Payments”). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the “assets under management” attributable to a particular firm (“Asset-Based Payments”). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates’) insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay or have paid a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments

We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.

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Other Payments

We may, directly or through JHD, also provide, either from the 12b-1 distribution fees received from the Portfolios underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may have included seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may have contributed to, as well as sponsored, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may have received prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contracts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Additional Information on Section 403(b) Plans or

Tax-Sheltered Annuities

Restrictions on Section 403(b) Plans

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1⁄2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions.

Exercise of the withdrawal right for each withdrawal under the Contract may be subject to the terms of the Section 403(b) Plan and may require the consent of the employer, the Plan administrator or the Plan sponsor, as well as the participant’s spouse, under section 403(b) of the Code and applicable Treasury Regulations.

In the event that we do not receive the Required Documentation and you nonetheless direct us to proceed with the withdrawal, your Contract may no longer be qualified under section 403(b), which may result in additional adverse tax consequences to you. Employer consent is not required when we have received documentation in a form acceptable to us confirming that you have reached age 59  1⁄2, separated from service, died or become disabled. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a section 403(b)(7) custodial account.)

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Additional Information on Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations

Restrictions under the Texas Optional Retirement Program

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (“ORP”) to withdraw their interest in a variable annuity contract issued under the ORP only upon:

•	termination of employment in all Texas public institutions of higher education;

•	retirement;

•	death; or

•	the participant’s turning age 70 1⁄2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. For these purposes a change of company providing ORP benefits or a participant’s transfer between institutions of higher education is not a termination of employment. Consequently there is no termination of employment when a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP.

Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

•	the Separate Account; or

•	the ability of the principal underwriter to perform its contract with the Separate Account; or

•	on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

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APPENDIX A: Audited Financial Statements

A-1

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.)

For the Years Ended December 31, 2013, 2012 and 2011

With Report of Independent Auditors

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

Report of Independent Auditors

The Board of Directors

John Hancock Life Insurance Company (U.S.A.)

We have audited the accompanying consolidated financial statements of John Hancock Life Insurance Company (U.S.A.), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the consolidated financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of John Hancock Life Insurance Company (U.S.A.) at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts

March 27, 2014

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS

	December 31,
	2013	2012

	(in millions)
Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2013—$55,988; 2012—$58,066)	$57,998	$64,996
Held-for-trading—at fair value (cost: 2013—$1,217; 2012—$1,351)	1,216	1,441
Equity securities:
Available-for-sale—at fair value (cost: 2013—$131; 2012—$294)	191	386
Held-for-trading—at fair value (cost: 2013—$271; 2012—$243)	284	252
Mortgage loans on real estate	13,412	13,192
Investment real estate, agriculture, and timber	6,146	5,316
Policy loans	5,405	5,264
Short-term investments	2,892	2,145
Other invested assets	5,488	4,855

Total Investments	93,032	97,847
Cash and cash equivalents	2,541	3,446
Accrued investment income	988	1,039
Goodwill	957	953
Value of business acquired	1,183	1,196
Deferred policy acquisition costs and deferred sales inducements	7,777	5,913
Amounts due from and held for affiliates	4,333	3,805
Other intangible assets	1,234	1,250
Reinsurance recoverable	13,265	12,812
Derivative assets	7,720	11,853
Current income tax receivable	517	135
Amounts on deposit with reinsurers	6,249	6,763
Other assets	2,475	2,736
Separate account assets	154,258	140,626

Total Assets	$296,529	$290,374

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED BALANCE SHEETS – (CONTINUED)

	December 31,
	2013	2012

	(in millions)
Liabilities and Shareholder’s Equity
Liabilities
Future policy benefits	$83,294	$83,330
Policyholders’ funds	14,894	15,723
Unearned revenue	1,652	1,466
Unpaid claims and claim expense reserves	867	1,269
Policyholder dividends payable	490	497
Amounts due to affiliates	2,984	2,490
Short-term debt	49	14
Long-term debt	472	520
Consumer notes	666	716
Current income tax payable	29	-
Deferred income tax liability	2,958	4,218
Coinsurance funds withheld	5,896	6,275
Payables for collateral on derivatives	790	2,126
Derivative liabilities	8,124	8,439
Other liabilities	2,751	4,005
Separate account liabilities	154,258	140,626

Total Liabilities	280,174	271,714

Shareholder’s Equity
Preferred stock ($1.00 par value; 50,000,000 shares authorized; 100,000 shares issued and outstanding at December 31, 2013 and 2012)	-	-
Common stock ($1.00 par value; 50,000,000 shares authorized; 4,728,939 shares issued and outstanding at December 31, 2013 and 2012)	5	5
Additional paid-in capital	12,792	12,790
Retained earnings	1,444	247
Accumulated other comprehensive income	1,935	5,405

Total Company Shareholder’s Equity	16,176	18,447
Noncontrolling interests	179	213

Total Shareholder’s Equity	16,355	18,660

Total Liabilities and Shareholder’s Equity	$296,529	$290,374

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF OPERATIONS

	Years ended December 31,
	2013	2012	2011

	(in millions)
Revenues
Premiums	$2,297	$2,799	$2,996
Fee income	4,836	4,724	5,717
Net investment income	5,042	4,559	4,989
Net realized investment and other gains (losses):
Total other-than-temporary impairment losses	(87)	(125)	(93)
Portion of loss recognized in other comprehensive income	6	26	21

Net impairment losses recognized in earnings	(81)	(99)	(72)
Other net realized investment and other gains (losses)	(4,197)	(2,069)	3,207

Total net realized investment and other gains (losses)	(4,278)	(2,168)	3,135
Other revenue	263	143	124

Total revenues	8,160	10,057	16,961

Benefits and expenses
Benefits to policyholders	5,254	6,401	7,639
Policyholder dividends	620	663	811
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	(298)	1,385	2,841
Goodwill impairment	-	-	500
Other operating costs and expenses	258	2,374	6,313

Total benefits and expenses	5,834	10,823	18,104

Income (loss) before income taxes	2,326	(766)	(1,143)

Income tax expense (benefit)	821	(633)	(332)

Net income (loss)	1,505	(133)	(811)

Less: net income (loss) attributable to noncontrolling interests	8	26	44

Net income (loss) attributable to the Company	$1,497	$(159)	$(855)

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	Years ended December 31,
	2013	2012	2011

	(in millions)
Net income (loss)	$1,505	$(133)	$(811)

Other comprehensive income (loss), net of tax
Change in unrealized investment gains (losses):
Unrealized investment gains (losses) arising during the period	(2,068)	1,544	1,937
Reclassification adjustment for (gains) losses realized in net income	(123)	(686)	(692)
Change in foreign currency translation adjustment	(11)	(50)	13
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges:
Unrealized gains (losses) on the effective portion of the change in fair value of cash flow hedges	(944)	648	1,777
Reclassification of net cash flow hedge (gains) losses to net income	(324)	(209)	(59)

Total other comprehensive income (loss), net of tax	(3,470)	1,247	2,976

Total comprehensive income (loss)	$(1,965)	$1,114	$2,165

Income taxes included in other comprehensive income (loss)
Change in unrealized investment gains (losses):
Income tax expense (benefit) from unrealized investment gains arising during the period	(1,113)	831	1,044
Income tax (expense) benefit related to reclassification adjustment for gains realized in net income (loss)	(66)	(369)	(373)
Change in unrealized gains (losses) on derivative instruments designated as cash flow hedges:
Income tax expense (benefit) from unrealized gains on the effective portion of the change in fair value cash flow hedges	(509)	349	957
Income tax (expense) benefit related to reclassification of net cash flow hedge gains to net income (loss)	(175)	(113)	(32)

Total income tax expense (benefit) in other comprehensive income (loss)	$(1,863)	$698	$1,596

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY

	Preferred and Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity attributable to the Company	Noncontrolling Interests	Total Shareholders’s Equity	Outstanding Shares

	(in millions, except for shares outstanding)							(in thousands)
Balance at January 1, 2011	$5	$12,776	$1,261	$1,182	$15,224	$245	$15,469	4,829
Net income (loss)	-	-	(855)		(855)	44	(811)
Other comprehensive income (loss), net of tax	-	-	-	2,976	2,976	-	2,976
Share -based payments	-	13	-	-	13	-	13
Contributions from noncontrolling interests	-	-	-	-	-	64	64
Distributions to non-controlling interests	-	-	-	-	-	(94)	(94)

Balance at December 31, 2011	$5	$12,789	$406	$4,158	$17,358	$259	$17,617	4,829

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER’S EQUITY – (CONTINUED)

	Preferred and Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Shareholder’s Equity attributable to the Company	Noncontrolling Interests	Total Shareholders’s Equity	Outstanding Shares
	(in millions, except for outstanding shares)							(in thousands)

Balance at January 1, 2012	$5	$12,789	$406	$4,158	$17,358	$259	$17,617	4,829
Net income (loss)			(159)		(159)	26	(133)
Other comprehensive income (loss), net of tax				1,247	1,247		1,247
Share-based payments		3			3		3
Acquisition on noncontrolling interests		(2)			(2)		(2)
Contributions from noncontrolling interests					-	42	42
Distributions to non-controlling interests					-	(114)	(114)

Balance at December 31, 2012	$5	$12,790	$247	$5,405	$18,447	$213	$18,660	4,829

Net income (loss)			1,497		1,497	8	1,505
Other comprehensive income (loss), net of tax				(3,470)	(3,470)		(3,470)
Share-based payments		2			2		2
Contributions from noncontrolling interests						36	36
Distributions to non-controlling interests						(78)	(78)
Dividend paid to Parent			(300)		(300)		(300)

Balance at December 31, 2013	$5	$12,792	$1,444	$1,935	$16,176	$179	$16,355	4,829

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2013	2012	2011

	(in millions)
Cash flows from operating activities:
Net income (loss)	$1,505	$(133)	$(811)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of premiums and accretion of discounts associated with investments, net	(6)	(5)	27
Net realized investments and other (gains) losses	4,278	2,168	(3,135)
Change in expected internal rate of return on leveraged leases	(75)	247	-
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	(298)	1,385	2,841
Capitalization of deferred policy acquisition costs and deferred sales inducements	(655)	(719)	(766)
Goodwill impairment	-	-	500
Depreciation and amortization	169	152	140
Net cash flows from trading securities	107	32	265
(Increase) decrease in accrued investment income	51	27	(91)
(Increase) decrease in other assets and other liabilities, net	(3,378)	(752)	522
Increase (decrease) in policyholder liabilities and accruals, net	(3,193)	(1,279)	3,980
Interest credited to policyholder liabilities	1,046	1,180	1,156
Increase (decrease) in deferred income taxes	606	(378)	(100)

Net cash provided by (used in) operating activities	157	1,925	4,528

Cash flows from investing activities:
Sales of:
Fixed maturities	22,956	21,625	27,779
Equity securities	466	232	114
Mortgage loans on real estate	998	1,347	1,367
Investment real estate, agriculture, and timber	75	42	43
Other invested assets	234	533	131
Maturities, prepayments, and scheduled redemptions of:
Fixed maturities	1,661	1,369	2,316
Mortgage loans on real estate	353	338	367
Other invested assets	318	238	267
Purchases of:
Fixed maturities	(22,930)	(22,647)	(31,201)
Equity securities	(182)	(139)	(96)
Investment real estate, agriculture, and timber	(1,015)	(1,134)	(814)
Other invested assets	(1,024)	(1,082)	(943)
Mortgage loans on real estate issued	(1,654)	(1,821)	(2,443)
Net (purchases) redemptions of short-term investments	(747)	(544)	(150)
Net (additions) disposals of property, plant and equipment	(49)	-	-
Purchase of business, net of cash acquired	(7)	-	-
Other, net	(283)	(27)	111

Net cash provided by (used in) investing activities	(830)	(1,670)	(3,152)

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

CONSOLIDATED STATEMENTS OF CASH FLOWS – (CONTINUED)

	Years ended December 31,
	2013	2012	2011

	(in millions)
Cash flows from financing activities:
Dividends paid to Parent	(300)	-	-
Increase (decrease) in amounts due to affiliates	131	(37)	63
Increase (decrease) in repurchase agreements	(437)	-	-
Universal life and investment-type contract deposits	3,265	3,090	3,573
Universal life and investment-type contract maturities and withdrawals	(2,876)	(3,083)	(4,168)
Net transfers from (to) separate accounts related to universal life and investment-type contracts	348	512	156
Repayments of consumer notes, net	(50)	(103)	(147)
Issuance of short-term debt	2	2	6
Repayments of short-term debt	-	-	(2)
Issuance of long-term debt	-	1	1
Repayments of long-term debt	(12)	(106)	(213)
Contributions from noncontrolling interests	36	42	64
Distributions to noncontrolling interests	(78)	(114)	(94)
Unearned revenue on financial reinsurance	(260)	(254)	(82)
Net reinsurance recoverable	(1)	1	(1)

Net cash provided by (used in) financing activities	(232)	(49)	(844)

Net increase (decrease) in cash and cash equivalents	(905)	206	532
Cash and cash equivalents at beginning of year	3,446	3,240	2,708

Cash and cash equivalents at end of year	$2,541	$3,446	$3,240

Non-cash financing activities during the year:
Transfer of assets for fixed deferred annuity reinsurance transactions	$-	$(6,768)	$-

The accompanying notes are an integral part of these consolidated financial statements.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 — Summary of Significant Accounting Policies

Business. John Hancock Life Insurance Company (U.S.A.) (“JHUSA”) is a wholly-owned subsidiary of The Manufacturers Investment Corporation (“MIC”). MIC is a wholly-owned subsidiary of John Hancock Financial Corporation (“JHFC”), which is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is a wholly-owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based, publicly traded financial services holding company.

JHUSA conducts its business activities through its insurance, investment and other subsidiaries (collectively, “the Company”) and provides a wide range of financial protection and wealth management products and services to both individual and institutional customers located primarily in the United States. Through its insurance operations, the Company offers a variety of individual life insurance and individual and group long-term care insurance that are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. The Company also offers mutual fund products and services which include a variety of retirement products to retirement plans. The Company distributes products through multiple distribution channels, including insurance agents and affiliated brokers, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. In 2013, the Company discontinued sales of its structured settlements and single premium immediate annuity products. In 2012, the Company suspended new sales of its individual fixed and variable annuity products. In 2011, the Company suspended new sales of its group long-term care insurance product. The Company is licensed to sell insurance in 50 states, and the District of Columbia and U.S. territories.

The Company manages individual and group fixed and variable annuity, and individual life insurance contracts (collectively, the contracts) for both individual and institutional customers. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in shares of one of the various portfolios of the John Hancock Variable Insurance Trust (“JHVIT”), a no-load, open-end investment management company organized as a Massachusetts business trust, or in open-end investment management companies offered and managed by unaffiliated third parties.

Effective January 1, 2014, the John Hancock Funds Board of Trustees approved John Hancock Advisers, LLC (“JHA”) as the investment adviser to John Hancock Funds II (“JHF II”) and John Hancock Funds III (“JHF III”) replacing John Hancock Investment Management Services, LLC (“JHIMS”). JHF II funds are offered to retail investors, other affiliated John Hancock Funds and separate accounts of JHUSA and JHNY as investment options for 401(k) plans sold by Retirement Plan Services. JHF III funds are offered to retail investors and other affiliated John Hancock Funds. This change transferred approximately $86 billion of assets from JHIMS to JHA. JHIMS will continue as the investment adviser for the John Hancock Variable Insurance Trust funds.

Basis of Presentation. These financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The accompanying consolidated financial statements include the accounts of the Company, including its majority-owned and controlled subsidiaries and variable interest entities (“VIEs”) in which the Company is the primary beneficiary or has control over the VIE. For further discussion regarding VIEs, see the Relationships with Variable Interest Entities Note. All significant intercompany transactions and balances have been eliminated.

Reclassifications. The Company reclassified its fixed deferred annuity liabilities balance of $8,935 million at December 31, 2012 to policyholder funds on the Consolidated Balance Sheets to conform to the current year presentation. Certain other amounts have also been reclassified to conform to the current year presentation.

Investments. The Company determines the classification of its financial assets at initial recognition. Fixed maturity and equity securities are recognized initially at fair value plus, in the case of investments not held for trading, directly attributable transaction costs. The Company classifies its fixed maturity and equity securities, other than leveraged leases, as either available-for-sale or held-for-trading and records these securities at fair value. The change in fair value related to available-for-sale securities is reflected in accumulated other comprehensive income (“AOCI”), net of policyholder related amounts

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

and deferred income taxes. The change in fair value related to held-for-trading securities is reflected in net realized investment and other gains (losses).

Interest income on fixed maturity securities, other than mortgage-backed securities, is generally recognized on the accrual basis. The amortized cost of fixed maturity securities is adjusted for other-than-temporary impairments, amortization of premiums, and accretion of discounts to maturity. Amortization of premiums and accretion of discounts is on an effective yield basis and is included in net investment income. The Company recognizes an impairment loss only when management does not expect to recover the amortized cost of the fixed maturity security.

The Company classifies its leveraged leases as fixed maturity securities and calculates their carrying value by accruing income at their expected internal rate of return.

For mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date plus anticipated future payments, and any resulting adjustment is included in net investment income.

Equity securities primarily include common stock. Dividends are recorded as income on the ex-dividend date. The Company recognizes an impairment loss only when management does not expect to recover the cost of the equity security. In determining whether an equity security is impaired, the Company considers its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value. Equity securities that do not have readily determinable fair values are included in other invested assets.

Mortgage loans on real estate are carried at unpaid principal balances and are adjusted for amortization of premiums or accretion of discounts, less an allowance for probable losses. Premiums or discounts are amortized over the life of the mortgage loan contract in a manner that results in a constant effective yield. Interest income and amortization amounts and other costs that are recognized as an adjustment of yield are included as components of net investment income. When contractual payments of mortgage investments are more than 90 days in arrears or when loans are considered impaired, interest is no longer accrued. Mortgage loans on real estate are evaluated periodically as part of the Company’s loan review procedures and are considered impaired when it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. The valuation allowance established as a result of impairment is based on the present value of the expected future cash flows, discounted at the loan’s original effective interest rate, or is based on the collateral value of the loan if the loan is collateral dependent. The Company estimates this level to be adequate to absorb estimated probable credit losses that exist at the balance sheet date. Any change to the valuation allowance for mortgage loans on real estate is reported as a component of net realized investment and other gains (losses). Interest received on impaired mortgage loans on real estate is applied to reduce the outstanding investment balance. Interest received on other mortgage loans that are in non-accrual status is recorded as interest income on a cash basis. If foreclosure becomes probable, the measurement method used is based on the collateral’s fair value. Foreclosed real estate is recorded at the collateral’s fair value at the date of foreclosure, which establishes a new cost basis.

Investment real estate, agriculture, and timber, which the Company has the intent to hold for the production of income, is carried at depreciated cost, using the straight-line method of depreciation, less adjustments for impairments in value. In those cases where it is determined that the carrying amount of investment real estate, agriculture, and timber is not recoverable, an impairment loss is recognized based on the difference between the depreciated cost and fair value of the asset. The Company reports impairment losses as part of net realized investment and other gains (losses).

Policy loans are carried at unpaid principal balances.

Short-term investments, which include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase, are reported at fair value.

Other invested assets primarily represent investments in which the Company does not have a controlling financial interest, but has significant influence, and are recorded using the equity method of accounting. The Company records its share of earnings using the most recent financial information available, which is generally on a three month lag. Depending on the timing of receipt of the audited financial statements of these other invested assets, the investee level financial data may be up to one year in arrears.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Net realized investment and other gains (losses), other than those related to separate accounts for which the Company does not bear the investment risk, are determined on a specific identification method and are reported net of amounts credited to participating contract holder accounts.

Derivative Financial Instruments. The Company uses derivative financial instruments (“derivatives”) to manage exposures to interest rate, foreign currency, credit, equity price movements, and other market risks arising from on-balance sheet financial instruments, certain insurance contract liabilities, and selected anticipated transactions. Derivatives are recorded at fair value. Derivatives with unrealized gains are reported as derivative assets and derivatives with unrealized losses are reported as derivative liabilities. Derivatives embedded in other instruments (“host instruments”), such as investment securities, reinsurance contracts, and certain benefit guarantees, are separately recorded as derivatives when their economic characteristics and risks are not closely related to those of the host instrument, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the host instrument is not held-for-trading or carried at fair value.

A determination is made for each relationship as to whether hedge accounting can be applied. Where hedge accounting is not applied, changes in fair value of derivatives are recorded in net realized investment and other gains (losses).

Where the Company has elected to use hedge accounting, a hedge relationship is designated and documented at inception. Hedge effectiveness is evaluated at inception and throughout the term of the hedge, and hedge accounting is only applied when the Company expects that each hedging instrument will be highly effective in achieving offsetting changes in fair value or changes in cash flows attributable to the risk being hedged. Hedge effectiveness is assessed quarterly using a variety of consistently applied techniques, including regression analysis and cumulative dollar offset. When it is determined that the hedging relationship is no longer effective or the hedged item has been sold or terminated, the Company discontinues hedge accounting prospectively. In such cases, if the derivative hedging instruments are not sold or terminated, any subsequent changes in fair value of the derivative are recognized in net realized investment and other gains (losses).

For derivatives that are designated as hedging instruments, changes in fair value are recognized according to the nature of the risks being hedged, as discussed below.

Fair Value Hedges. In a fair value hedging relationship, changes in the fair value of the hedging derivatives are recorded in net realized investment and other gains (losses), along with changes in fair value attributable to the hedged risk. The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged risk. To the extent the changes in the fair value of derivatives do not offset the changes in the fair value of the hedged item attributable to the hedged risk in net realized investment and other gains (losses), any ineffectiveness will remain in net realized investment and other gains (losses). When hedge accounting is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments are amortized to net investment income over the remaining term of the hedged item unless the hedged item is sold, at which time the balance is recognized immediately in net investment income.

Cash Flow Hedges. In a cash flow hedge relationship, the effective portion of the changes in the fair value of the hedging instrument is recorded in AOCI, while the ineffective portion is recognized in net realized investment and other gains (losses). Unrealized gains and losses recorded in AOCI are recognized in income during the same periods as the variability in the cash flows hedged or the hedged forecasted transactions are recognized.

Unrealized gains and losses on cash flow hedges recorded in AOCI are reclassified immediately to income when the hedged item is sold or the forecasted transaction is no longer expected to occur. When a hedge is discontinued, but the hedged forecasted transaction remains highly probable to occur, the amounts in AOCI are reclassified to net realized investment and other gains (losses) in the periods during which variability in the cash flows hedged or the hedged forecasted transaction is recognized in income.

Cash and Cash Equivalents. Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less when purchased.

Goodwill, Value of Business Acquired, and Other Intangible Assets. Goodwill represents primarily the excess of the cost over the fair value of identifiable net assets acquired by MFC, on April 28, 2004. The allocation of purchase consideration resulted in the recognition of goodwill, value of business acquired (“VOBA”), and other intangible assets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

VOBA is the present value of estimated future profits of insurance policies in-force related to businesses acquired by MFC. The Company amortizes VOBA using the same methodology and assumptions used to amortize deferred policy acquisition costs (“DAC”) and tests for recoverability at least annually.

Other intangible assets include brand name, investment management contracts (fair value of the investment management relationships between the Company and the mutual funds managed by the Company), distribution networks, and other investment management contracts (institutional investment management contracts managed by the Company’s investment management subsidiaries). Brand name and investment management contracts are not subject to amortization. Distribution networks and other investment management contracts are amortized over their respective estimated lives in other operating costs and expenses.

The Company tests goodwill and intangible assets not subject to amortization for impairment at least annually, or more frequently if circumstances indicate impairment may have occurred. Amortizing intangible assets are reviewed for impairment only upon the occurrence of certain triggering events. An impairment is recorded whenever a reporting unit’s goodwill or intangible asset’s fair value is deemed to be less than its carrying value. A reporting unit is defined as an operating segment or one level below an operating segment. For discussions regarding goodwill impairments recorded during the years ended December 31, 2013, 2012 and 2011, see the Goodwill, Value of Business Acquired, and Other Intangible Assets Note.

Deferred Policy Acquisition Costs, Deferred Sales Inducements, and Unearned Revenue. DAC are costs that are directly related to the successful acquisition or renewal of insurance contracts. Such costs include: (1) incremental direct costs of contract acquisition, such as commissions; (2) the portion of an employee’s total compensation and benefits directly related to underwriting, policy issuance and processing, medical inspection, and contract selling of new and renewal insurance contracts with respect to actual policies acquired or renewed; (3) other costs directly related to acquisition or renewal activities that would not have been incurred had a policy not been acquired or renewed; and (4) in limited circumstances, the costs of direct response advertising whose primary purpose is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in contract acquisition. All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred. Similarly, any amounts assessed as initiation fees or front-end loads are recorded as unearned revenue. The Company tests the recoverability of DAC at least annually.

DAC related to participating traditional life insurance is amortized over the life of the policies at a constant rate based on the present value of the estimated gross margin amounts expected to be realized over the lives of the policies. Estimated gross margin amounts include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve, and expected annual policyholder dividends. For annuity, universal life insurance, and investment-type products, DAC and unearned revenue are amortized generally in proportion to the change in present value of estimated gross profits arising principally from surrender charges, investment results, including realized investment and other gains (losses), and mortality and expense margins. In situations where using gross profits is not the best basis for amortizing DAC, the Company amortizes DAC and unearned revenue based on the amount of insurance in force. DAC amortization includes retrospective adjustments when estimates are revised. For annuity, universal life insurance, and investment-type products, the DAC asset is adjusted for the impact of unrealized gains (losses) on available for sale investments as if these gains (losses) had been realized, with corresponding credits or charges included in AOCI.

DAC and unearned revenue related to non-participating traditional life insurance and DAC related to long-term care insurance are amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing future policy benefits.

The Company offers sales inducements, including enhanced crediting rates or bonus payments, to contract holders on certain of its individual life insurance and individual and group annuity products. The Company’s deferred sales inducements (“DSI”) are amortized over the life of the underlying contracts using the same methodology and assumptions used to amortize DAC.

Reinsurance. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying Consolidated Statements of Operations reflect premiums, benefits, and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured business are

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks, and provide additional capacity for growth. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its contract holders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

When a reinsurance agreement does not subject the reinsurer to the reasonable possibility of significant loss, the Company accounts for the agreement as financial reinsurance and uses deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses.

Separate Account Assets and Liabilities. Separate account assets and liabilities reported on the Company’s Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of contract holders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contract holders who bear the investment risk, subject, in some cases, to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value, and separate account liabilities are set equal to the fair value of the separate account assets. Deposits, surrenders, net investment income, net realized investment and other gains (losses), and the related liability changes of separate accounts are offset within the same line item in the Consolidated Statements of Operations. Fees charged to contract holders, principally mortality, policy administration, investment management, and surrender charges, are included in the revenues of the Company. For the years ended December 31, 2013, 2012 and 2011 there were no gains or losses on transfers of assets from the general account to the separate account.

Future Policy Benefits and Policyholders’ Funds. Future policy benefits for participating traditional life insurance policies are based on the net level premium method. The net level premium reserve is calculated using the guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Settlement dividends are accrued in proportion to gross margins over the life of the policies. Participating business represented 32% and 33% of the Company’s traditional life net insurance in-force at December 31, 2013 and 2012, respectively, and 77%, 78%, and 76% of the Company’s traditional life net insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

Future policy benefits for long-term care insurance policies are based on the net level premium method. Assumptions established at policy issue as to mortality, morbidity, persistency, and interest and expenses, which include a margin for adverse deviation, are based on estimates developed by management.

For non-participating traditional life insurance policies, future policy benefits are estimated using a net level premium method based upon actuarial assumptions as to mortality, persistency, interest, and expenses established at the policy issue or acquisition date. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience, which, together with interest and expense assumptions, include a margin for adverse deviation.

For universal life insurance products, the basic policy reserve is account value. An additional liability is established for product features which result in a pattern of profits followed by losses. The benefits covered by this liability include benefits paid under no-lapse guarantee features as well as certain other death benefits. The additional liability is calculated by multiplying the benefit ratio by the assessments recorded from contract inception accumulated with interest and subtracting the excess benefits paid from contract inception accumulated with interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the retrospective adjustment of DAC, VOBA, and unearned revenue. The assumptions used in estimating the additional liability are consistent with those used for amortizing DAC. The no-lapse guarantee benefits used in calculating the liability are based on the average benefits payable over a range of scenarios.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Policyholders’ funds are generally equal to the total of the policyholder account values before surrender charges, additional reserves established to adjust for lower market interest rates as of the acquisition date, and additional reserves established on certain guarantees offered in certain investment-type products. Fixed annuity liabilities during the accumulation period are based on the accumulated contract holders’ fund balances and after annuitization are equal to the present value of expected future payments. Policyholder account values include deposits plus credited interest or change in investment value less expense and mortality fees, as applicable, and withdrawals. Policy benefits are charged to expense and include benefit claims incurred in the period in excess of related policy account balances and interest credited to policyholders’ account balances.

Funding agreements are purchased from the Company by special purpose entities (“SPEs”), which in turn issue medium-term notes to global investors that are non-recourse to the Company. The SPEs are not consolidated in the Company’s consolidated financial statements. The Company is not currently issuing new funding agreements.

Liabilities for unpaid claims and claim expense reserves include estimates of payments to be made on reported individual and group life, long-term care, and group accident and health insurance claims and estimates of incurred but not reported claims based on historical claim development patterns.

Estimates of future policy benefit reserves, claim reserves, and expenses are reviewed on a regular basis and adjusted as necessary. Any changes in estimates are reflected in current earnings.

Policyholder Dividends. Policyholder dividends for the closed blocks are approved annually by JHUSA’s Board of Directors. The aggregate amount of policyholder dividends is calculated based upon actual interest, mortality, morbidity, persistency, and expense experience for the year as appropriate, as well as management’s judgment as to the proper level of statutory surplus to be retained by JHUSA. For policies included in the JHUSA closed block, expense experience is included in determining policyholder dividends. Expense experience is not included for policies included in the John Hancock Life Insurance Company (“JHLICO”) closed block. JHLICO was a predecessor company that was merged into JHUSA on December 31, 2009. For additional information on the closed blocks, see the Closed Blocks Note.

Revenue Recognition. Premiums from participating and non-participating traditional life insurance, annuity policies with life contingencies, and reinsurance contracts are recognized as revenue when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from long-term care insurance contracts are recognized as revenue when due.

Deposits related to universal life and investment-type products are credited to policyholders’ account balances. Revenues from these contracts, as well as annuity contracts, consist of amounts assessed against policyholders’ account balances for mortality, policy administration, and surrender charges and are recorded in fee income in the period in which the services are provided.

Fee income also includes advisory fees, broker-dealer commissions and fees, and administration service fees. Such fees and commissions are recognized in the period in which the services are performed. Commissions related to security transactions and related expenses are recognized as income on the trade date. Contingent deferred selling charge commissions are recognized as income when received. Selling commissions paid to the selling broker-dealer for sales of mutual funds that do not have a front-end sales charge are deferred and amortized on a straight-line basis over periods ranging from one to six years. This is the approximate period of time expected to be benefited and during which fees earned pursuant to Rule 12b-1 distribution plans are received from the funds and contingent deferred sales charges are received from shareholders of the funds.

Income Taxes. The provision for federal income taxes includes amounts currently payable or recoverable and deferred income taxes, computed under the liability method, resulting from temporary differences between the tax and financial statement bases of assets and liabilities. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized. Foreign subsidiaries and U.S. subsidiaries operating outside of the United States are taxed under applicable foreign statutory rates. In accordance with the income tax sharing agreements in effect for the applicable tax years, the income tax expense (benefit) is computed as if each entity filed separate federal income tax returns with tax benefits provided for operating losses and tax credits when utilized and settled by the consolidated group.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

Intercompany settlements of income taxes are made through an increase or reduction in amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreements.

Foreign Currency. Assets and liabilities of foreign operations are translated into U.S. dollars using current exchange rates as of the balance sheet date. Revenues and expenses are translated using the average exchange rates during the year. The resulting net translation adjustments for each year are included in AOCI. Gains or losses on foreign currency transactions are reflected in earnings.

Adoption of Recent Accounting Pronouncements

Offsetting Assets and Liabilities

In December 2011 and January 2013, the Financial Accounting Standards Board (“FASB”) issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar arrangement (irrespective of whether they are offset in the balance sheet). This new guidance requires an entity to disclose information, on both a gross and net basis, about instruments and transactions within the scope of the guidance. The Company adopted the revised accounting standard effective January 1, 2013 via retrospective adoption, as required. The expanded disclosures required by this guidance are included in the Investments Note. The adoption of the guidance did not impact the Company’s financial position or results of operations.

Fed Funds as Benchmark Interest Rate

In July 2013, the FASB issued new guidance regarding derivatives. The new guidance permits a company to designate the Fed Funds Effective Swap Rate (also referred to as the “Overnight Index Swap Rate” or “OIS”) as the hedged risk (or benchmark interest rate) in both cash flow and fair value hedges. The new guidance also removed the requirement that similar hedges designate the same benchmark rate. The new guidance is effective prospectively for qualifying new or redesignated hedging relationships commencing on or after July 17, 2013. The adoption of the guidance did not impact the Company’s financial position or results of operations.

Comprehensive Income

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, the Company is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The Company’s adoption was prospective and the disclosures required by this guidance are included in the Shareholder’s Equity Note.

Income Taxes

In July 2013, the FASB issued updated guidance regarding the presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax losses, or a tax credit carryforward exist. This guidance requires liabilities for uncertain tax positions to be presented in the financial statements as a reduction to deferred assets to the extent that the deferred tax assets are available to reduce resulting taxes payable within the same jurisdiction. The guidance is generally effective for 2014. The Company retrospectively early adopted this new guidance for its 2013 reporting. The adoption of this guidance did not impact the Company’s financial position or results of operations.

Indefinite-Lived Intangible Asset Impairment Testing

In July 2012, the FASB issued updated guidance regarding testing indefinite-lived intangible assets for impairment. This guidance is intended to simplify how a company tests indefinite-lived intangible assets for impairment by giving companies the option to perform a qualitative assessment before calculating the fair value of the indefinite-lived intangible asset. Under the guidance, a company is not required to calculate the fair value of an indefinite-lived intangible asset unless the entity

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 1 — Summary of Significant Accounting Policies - (continued)

determines that it is more likely than not that its fair value is less than its carrying amount. The provisions of this guidance became effective for annual and interim impairment tests performed after September 15, 2012. The adoption of this guidance did not impact the Company’s financial position or results of operations.

Future Adoption of Recent Accounting Pronouncements

Investment Companies

In June 2013, the FASB issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. The new guidance changes the way in which a company assesses whether it should be considered an investment company. Once deemed an investment company, the new guidelines require additional disclosures as well as changes to the reporting of interests in other investment companies. The provisions of the new guidance are effective for annual and interim reporting periods in fiscal years beginning after December 15, 2013. Upon adoption, the new guidance is not expected to materially impact the Company’s financial position or results of operations.

Note 2 — Investments

Fixed Maturity and Equity Securities

The Company’s investments in available-for-sale fixed maturity and equity securities are summarized below:

	December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-Than- Temporary Impairments in AOCI

	(in millions)
Fixed maturity and equity securities
Corporate debt securities	$37,233	$2,730	$(778)	$39,185	$(22)
Commercial mortgage-backed securities	791	19	(29)	781	(6)
Residential mortgage-backed securities	184	1	(18)	167	(5)
Collateralized debt obligations	61	-	(8)	53	-
Other asset-backed securities	974	60	(9)	1,025	-
U.S. Treasury securities and obligations of U.S. government corporations and agencies	9,168	119	(406)	8,881	-
Obligations of states and political subdivisions	4,388	295	(53)	4,630	-
Debt securities issued by foreign governments	1,466	128	(41)	1,553	-

Fixed maturity securities	54,265	3,352	(1,342)	56,275	(33)
Other fixed maturity securities (1)	1,723	-	-	1,723	-

Total fixed maturity securities available-for-sale	55,988	3,352	(1,342)	57,998	(33)

Equity securities available-for-sale	131	60	-	191	-

Total fixed maturity and equity securities available-for-sale	$56,119	$3,412	$(1,342)	$58,189	$(33)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Other-Than- Temporary Impairments in AOCI

	(in millions)
Fixed maturity and equity securities
Corporate debt securities	$36,804	$5,160	$(271)	$41,693	$(38)
Commercial mortgage-backed securities	1,427	48	(81)	1,394	(17)
Residential mortgage-backed securities	301	1	(60)	242	(20)
Collateralized debt obligations	152	-	(46)	106	(33)
Other asset-backed securities	794	102	(2)	894	(1)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	11,165	1,009	(79)	12,095	-
Obligations of states and political subdivisions	4,482	913	(1)	5,394	-
Debt securities issued by foreign governments	1,230	243	(6)	1,467	-

Fixed maturity securities	56,355	7,476	(546)	63,285	(109)
Other fixed maturity securities (1)	1,711	-	-	1,711	-

Total fixed maturity securities available-for-sale	58,066	7,476	(546)	64,996	(109)

Equity securities available-for-sale	294	97	(5)	386	-

Total fixed maturity and equity securities available-for-sale	$58,360	$7,573	$(551)	$65,382	$(109)

(1)	The Company classifies its leveraged leases as fixed maturity securities and calculates their carrying value by accruing income at their expected internal rate of return.

The amortized cost and fair value of available-for-sale fixed maturity securities at December 31, 2013, by contractual maturity, are shown below:

	Amortized Cost	Fair Value

	(in millions)
Fixed maturity securities
Due in one year or less	$1,301	$1,351
Due after one year through five years	9,903	10,380
Due after five years through ten years	8,644	8,959
Due after ten years	32,407	33,559

	52,255	54,249
Asset-backed and mortgage-backed securities	2,010	2,026

Total	$54,265	$56,275

Expected maturities may differ from contractual maturities because eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties. Asset-backed and mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Fixed Maturity and Equity Securities Impairment Review

The Company has a process in place to identify securities that could potentially have an impairment that is other-than-temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts, and cash flow projections as indicators of credit issues.

At the end of each quarter, the MFC Loan Review Committee reviews all fixed maturity securities where there is evidence of impairment or a significant unrealized loss at the balance sheet date. Generally, securities with market value less than 60 percent of amortized cost for six months or more indicate an impairment is present. Accordingly, securities in this category are normally deemed impaired unless there is clear evidence they should not be impaired. The analysis focuses on each company’s or project’s ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Transaction and Portfolio Review Committee at MFC. This committee includes MFC’s Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturity security portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a fixed maturity security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company’s ability and intent to hold the fixed maturity security to maturity or until it recovers in value. If the Company intends to sell, or if it is more likely than not that it will be required to sell an impaired fixed maturity security prior to recovery of its cost basis, the security is considered other-than-temporarily impaired, and the Company records a charge to earnings for the full amount of impairment (the difference between the current carrying amount and fair value of the security). For fixed maturity securities in an unrealized loss position where the Company does not intend to sell or is not more likely than not to be required to sell, the Company determines its ability to recover the amortized cost of the security by comparing the net present value of the projected future cash flows to the amortized cost of the security. If the net present value of the cash flow is less than the security’s amortized cost, then the difference is recorded as a credit loss. The difference between the estimates of the credit loss and the overall unrealized loss on the security is the non-credit-related component. The credit loss portion is charged to net realized investment and other gains (losses) on the Consolidated Statements of Operations, while the non-credit loss is charged to AOCI on the Consolidated Balance Sheets.

The net present value used to determine the credit loss is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. The projection of future cash flows is subject to the same analysis the Company applies to its overall impairment evaluation process, as noted above, which incorporates security specific information such as late payments, downgrades by rating agencies, key financial ratios, investee financial statements, and fundamentals of the industry and geographic area in which the issuer operates, as well as overall macroeconomic conditions.

The projections are estimated using assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. For mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from third-party data sources or internal estimates and are driven by assumptions regarding the underlying collateral, including default rates, recoveries, and changes in value.

Similarly, management evaluates all facts and circumstances and exercises professional judgment in determining whether an other-than-temporary impairment of equity securities exists. The MFC Transaction and Portfolio Review Committee reviews and approves the proposed impairments based on an analysis of the evidence, including the current market price, the length of time the security has been in an unrealized loss position, forecasted earnings per share, consensus price targets, projected P/E ratios, overall financial health of each issuer, liquidity or solvency issues, announced changes in ownership structure, changes to issuer debt ratings, changes to dividend payments, changes in products, markets or competition, and other industry specific or macroeconomic factors.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer; (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated; (3) the risk that fraudulent information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments; and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

The cost amounts for both fixed maturity securities and equity securities are net of other-than-temporary impairment charges.

The following table rolls forward the amount of credit losses recognized in earnings on available-for-sale fixed maturity securities for which a portion of the other-than-temporary impairment was also recognized in AOCI:

Credit losses on available-for-sale fixed maturity securities:

	December 31,
	2013	2012	2011

	(in millions)
Balance, beginning of year	$371	$380	$399

Additions:
Credit losses for which an other-than-temporary impairment was not previously recognized	57	75	38
Credit losses for which an other-than-temporary impairment was previously recognized	10	12	13

Deletions:
Amounts related to sold, matured, or paid down available-for-sale fixed maturity securities	(149)	(96)	(70)

Balance, end of year	$289	$371	$380

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

The following table shows the carrying value and gross unrealized losses aggregated by investment category and length of time that individual available-for-sale fixed maturity and equity securities have been in a continuous unrealized loss position:

Unrealized Losses on Available-For-Sale Fixed Maturity and Equity Securities — By Investment Age

	December 31, 2013
	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate debt securities	$8,479	$(467)	$2,316	$(311)	$10,795	$(778)
Commercial mortgage-backed securities	153	(1)	197	(28)	350	(29)
Residential mortgage-backed securities	4	-	144	(18)	148	(18)
Collateralized debt obligations	-	-	49	(8)	49	(8)
Other asset-backed securities	196	(9)	10	-	206	(9)
US Treasury securities and obligations of US government corps and agencies	5,470	(243)	709	(163)	6,179	(406)
Obligations of states and political subdivisions	844	(32)	93	(21)	937	(53)
Debt securities issued by foreign governments	229	(17)	112	(24)	341	(41)
Total fixed maturity securities available-for-sale	15,375	(769)	3,630	(573)	19,005	(1,342)
Equity securities available-for-sale	4	-	-	-	4	-
Total	$15,379	$(769)	$3,630	$(573)	$19,009	$(1,342)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

	December 31, 2012
	Less than 12 months		12 months or more		Total

	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses	Carrying Value	Unrealized Losses

			(in millions)
Corporate debt securities	$2,008	$(85)	$1,404	$(186)	$3,412	$(271)
Commercial mortgage-backed securities	129	(1)	223	(80)	352	(81)
Residential mortgage-backed securities	1	-	214	(60)	215	(60)
Collateralized debt obligations	-	-	99	(46)	99	(46)
Other asset-backed securities	5	-	30	(2)	35	(2)
US Treasury securities and obligations of US government corps and agencies	3,847	(79)	-	-	3,847	(79)
Obligations of states and political subdivisions	116	(1)	-	-	116	(1)
Debt securities issued by foreign governments	7	-	86	(6)	93	(6)
Total fixed maturity securities available-for-sale	6,113	(166)	2,056	(380)	8,169	(546)
Equity securities available-for-sale	14	(3)	4	(2)	18	(5)
Total	$6,127	$(169)	$2,060	$(382)	$8,187	$(551)

Unrealized losses can be created by rising interest rates or by rising credit concerns and hence widening credit spreads. Credit concerns are apt to play a larger role in the unrealized loss on below investment grade securities. Unrealized losses on investment grade securities principally relate to changes in interest rates or changes in credit spreads since the securities were acquired. Credit rating agencies’ statistics indicate that investment grade securities have been found to be less likely to develop credit concerns. The gross unrealized losses on below investment grade available-for-sale fixed maturity securities decreased to $97 million at December 31, 2013 from $280 million at December 31, 2012.

At December 31, 2013 and 2012, there were 999 and 624 available-for-sale fixed maturity securities with an aggregate gross unrealized loss of $1,342 million and $546 million, respectively, of which the single largest unrealized loss was $90 million and $33 million, respectively. The Company anticipates that these fixed maturity securities will perform in accordance with their contractual terms and currently has the ability and intent to hold these securities until they recover or mature.

At December 31, 2013 and 2012, there were 52 and 75 equity securities with an aggregate gross unrealized loss of $0 million and $5 million, respectively, of which the single largest unrealized loss was $0 million and $2 million, respectively. The Company anticipates that these equity securities will recover in value in the near term.

Available-for-sale securities with amortized cost of $150 million were non-income producing for the year ended December 31, 2013. Non-income producing assets represent investments that have not produced income for the 12 months preceding December 31, 2013.

Securities Lending

The Company participated in a securities lending program for the purpose of enhancing income on securities held. There were no securities on loan and no collateral held as of December 31, 2013 and 2012. The Company maintains collateral at a level of at least 102% of the loaned securities’ market value and monitors the market value of the loaned securities on a daily basis.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

Assets on Deposit and Pledged as Collateral

The Company maintains assets which are pledged as collateral in connection with various agreements and transactions. Additionally, the Company holds assets on deposit with government authorities as required by state law. The following table summarizes the fair value of the pledged or deposited assets:

	December 31,
	2013	2012

	(in millions)
Bonds pledged in support of over-the-counter derivative instruments	$919	$114
Bonds pledged in support of exchange-traded futures and cleared derivatives	541	552
Bonds on deposit with government authorities	34	36
Mortgage loans pledged in support of real estate	47	52
Bonds held in trust	96	105
Pledged collateral under reinsurance agreements	2,462	2,849

Total	$4,099	$3,708

Offsetting Financial Assets and Financial Liabilities

The Company does not offset financial instruments in the Consolidated Balance Sheets, as the rights of offset are conditional.

In the case of derivatives, collateral is collected from and pledged to counterparties to manage credit exposure in accordance with Credit Support Annex agreements. Under master netting agreements, the Company has a right of offset in the event of default, insolvency, bankruptcy or other early termination.

In the case of reverse repurchase and repurchase transactions, additional collateral may be collected from or pledged to counterparties to manage credit exposure according to bilateral reverse repurchase agreements or repurchase agreements. In the event of default by a counterparty, the Company is entitled to liquidate the assets the Company holds as collateral to offset against obligations to the same counterparty.

The following table presents the effects of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

		Related Amounts Not Set Off in the Consolidated Balance Sheets
Year ended December 31, 2013	Gross Amounts of Financial Instruments presented in the Consolidated Balance Sheets(1)	Amounts Subject to an Enforceable Master Netting Arrangement or Similar Agreements	Financial and Cash Collateral Pledged (Received)(2)	Net Amount Including Financing Trusts(3)	Net Amount Excluding Financing Trusts
	(in millions)
Financial assets
Derivative assets	$7,880	$(4,966)	$(2,895)	$19	$-
Securities lending	-	-	-	-	-
Reverse repurchase agreements	-	-	-	-	-

Total financial assets	7,880	(4,966)	(2,895)	19	-

Financial liabilities
Derivative liabilities	(5,862)	4,966	844	(52)	(33)
Repurchase agreements	-	-	-	-	-

Total financial liabilities	$(5,862)	$4,966	$844	$(52)	$(33)

Year ended December 31, 2012	Gross Amounts of Financial Instruments presented in the Consolidated Balance Sheets(1)	Amounts Subject to an Enforceable Master Netting Arrangement or Similar Agreements	Financial and Cash Collateral Pledged (Received)(2)	Net Amount Including Financing Trusts(3)	Net Amount Excluding Financing Trusts
	(in millions)
Financial assets
Derivative assets	$12,175	$(5,147)	$(6,943)	$85	$1
Securities lending
Reverse repurchase agreements

Total financial assets	12,175	(5,147)	(6,943)	85	1

Financial liabilities
Derivative liabilities	(5,288)	5,147	101	(40)	(5)
Repurchase agreements

Total financial liabilities	$(5,288)	$5,147	$101	$(40)	$(5)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

1.	The Company does not offset financial instruments. Financial assets and liabilities in the table above include accrued interest of $142 million and $46 million, respectively as of December 31, 2013 (December 31, 2012 - $317 million and $212 million, respectively).
2.	Financial and cash collateral excludes over-collateralization. As at December 31, 2013 the Company was over-collateralized on OTC derivative assets and OTC derivative liabilities in the amounts of $339 million and $94 million, respectively (December 31, 2012 - $630 million and $14 million, respectively). Collateral pledged (received) does not include collateral in transit on OTC instruments or include initial margin on exchange traded contracts.
3.	The net amount includes derivative contracts entered into between the Company and its financing trusts which it does not consolidate. The Company does not exchange collateral on derivative contracts entered into with these trusts.

Affiliate Transactions

In 2013, JHUSA sold certain fixed maturity securities to an affiliate, Manulife International Limited. These bonds had a book value of approximately $402 million and a fair value of approximately $454 million at the date of the transaction. The Company recognized approximately $52 million in pre-tax realized gains.

In 2013, JHUSA sold certain fixed maturity securities to an affiliate, John Hancock Reassurance Company Limited. These bonds had a book value of approximately $184 million and a fair value of approximately $181 million at the date of the transaction. The Company recognized approximately $3 million in pre-tax realized losses.

In 2013, JHUSA sold certain and acquired certain fixed maturity securities from an affiliate, MLI (Bermuda Branch). The bonds had a net book value of approximately $338 million and a fair value of approximately $372 million at the date of the transaction. The Company recognized approximately $27 million in pre-tax realized gains.

Mortgage Loans on Real Estate

At December 31, 2013 and 2012, the mortgage portfolio was diversified by specific collateral property type and geographic region as displayed below:

December 31, 2013:

Collateral Property Type	Carrying Amount	Geographic Concentration	Carrying Amount

	(in millions)		(in millions)
Apartments	$2,400	East North Central	$1,607
Industrial	1,162	East South Central	171
Office buildings	4,006	Middle Atlantic	2,361
Retail	3,623	Mountain	603
Mixed use	21	New England	887
Agricultural	464	Pacific	3,881
Agribusiness	700	South Atlantic	2,763
Other	1,048	West North Central	460
		West South Central	591
		Canada / other	100

Provision for losses	(12)	Provision for losses	(12)

Total	$13,412	Total	$13,412

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

December 31, 2012:

Collateral Property Type	Carrying Amount	Geographic Concentration	Carrying Amount

	(in millions)		(in millions)
Apartments	$2,162	East North Central	$1,477
Industrial	1,380	East South Central	166
Office buildings	3,711	Middle Atlantic	2,258
Retail	3,613	Mountain	719
Mixed use	6	New England	939
Agricultural	507	Pacific	3,589
Agribusiness	853	South Atlantic	2,782
Other	1,004	West North Central	482
		West South Central	649
		Canada / other	175

Provision for losses	(44)	Provision for losses	(44)

Total	$13,192	Total	$13,192

At the end of each quarter, the MFC Loan Review Committee reviews all mortgage loans rated BB or lower, as determined by review of the underlying collateral, and decides whether an allowance for credit loss is needed. The Company considers collateral value, the borrower’s ability to pay, normal historical credit loss levels, and future expectations in evaluating whether an allowance for credit losses is required for impaired loans.

Changes in the allowance for probable losses on mortgage loans on real estate are summarized below:

	Balance at Beginning of Period	Additions	Recoveries	Charge- offs and Disposals	Balance at End of Period

	(in millions)

Year ended December 31, 2013	$44	$12	$(2)	$(42)	$12

Year ended December 31, 2012	45	24	(1)	(24)	44

Year ended December 31, 2011	34	38	(1)	(26)	45

A mortgage loan charge-off is recorded when the impaired loan is disposed or when an impaired loan is determined to be a full loss with no possibility of recovery. Charge-offs are deducted from the allowance for probable losses.

As of December 31, 2013, the carrying value for certain mortgage loans is as follows:

	December 31,	December 31,

	2013	2012

	(in millions)
Non-income producing	$36	$75
Delinquent less than 90 days	-	15
Delinquent greater than 90 days	-	22

The Company provides for credit risk on mortgage loans by establishing allowances against the carrying value of the impaired loans. The total recorded investment in mortgage loans that is considered to be impaired along with the related allowance for credit losses was as follows:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

	December 31,
	2013	2012

	(in millions)
Impaired mortgage loans on real estate with provision for losses	$48	$119
Allowance for credit losses	(12)	(44)

Net impaired mortgage loans on real estate	$36	$75

The average recorded investment in impaired loans and the interest income recognized on impaired loans were as follows:

	December 31,
	2013	2012	2011

	(in millions)

Average recorded investment in impaired loans	$36	$105	$109
Interest income recognized on impaired loans	-	-	-

For mortgage loans, the Company evaluates credit quality through regular monitoring of credit related exposures, considering both qualitative and quantitative factors in assigning an internal risk rating (IRR). These ratings are updated at least annually.

The carrying value of mortgage loans by IRR was as follows:

	December 31,
	2013	2012

	(in millions)
AAA	$421	$319
AA	1,689	1,460
A	4,108	2,928
BBB	6,647	7,648
BB	414	529
B and lower and unrated	133	308

Total	$13,412	$13,192

Investment Real Estate, Agriculture, and Timber

Investment real estate, agriculture, and timber of $217 million was non-income producing for the year ended December 31, 2013. Depreciation expense on investment real estate, agriculture, and timber was $97 million, $84 million, and $69 million in 2013, 2012 and 2011, respectively. Accumulated depreciation was $691 million and $602 million at December 31, 2013 and 2012, respectively.

Other Invested Assets

The following tables summarize the Company’s investments accounted for using the equity method of accounting:

	December 31,
	2013	2012

	(in millions)
Carrying value	$5,074	$4,458
Combined assets	75,818	62,974
Combined liabilities	15,029	14,830
Debt included in combined liabilities	11,260	9,698

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

	December 31,
	2013	2012	2011

	(in millions)
Net investment income on the investments	$340	$218	$222
Combined revenues	9,370	8,639	8,516
Combined expenses	4,506	4,696	4,750
Combined income (loss) from operations	4,864	3,943	3,766

Net Investment Income and Net Realized Investment and Other Gains (Losses)

The following information summarizes the components of net investment income and net realized investment and other gains (losses):

	December 31,
	2013	2012	2011

	(in millions)
Net investment income
Fixed maturity securities	$3,164	$2,943	$3,425
Equity securities	6	7	9
Mortgage loans on real estate	756	771	798
Investment real estate, agriculture, and timber	261	216	205
Policy loans	293	300	305
Short-term investments	6	8	9
Derivatives	532	405	196
Equity method investments and other	286	182	303

Gross investment income	5,304	4,832	5,250

Investment expenses	(262)	(273)	(261)

Net investment income	$5,042	$4,559	$4,989

	December 31,

	2013	2012	2011

	(in millions)
Net realized investment and other gains (losses)
Fixed maturity securities	$(45)	$1,025	$1,131
Equity securities	138	40	(11)
Mortgage loans on real estate	32	58	(82)
Derivatives	(4,626)	(3,441)	2,137
Other invested assets	144	189	62
Amounts credited to participating contract holders	79	(39)	(102)

Net realized investment and other gains (losses)	$(4,278)	$(2,168)	$3,135

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 2 — Investments - (continued)

	December 31,
	2013	2012	2011

	(in millions)
Certain investment related activity:
Net investment income passed through to participating contract holders as interest credited to policyholders’ account balances	$80	$91	$100
Change in unrealized gains (losses) included in net realized investment and other gains (losses):
Fixed maturity securities held-for-trading	(91)	33	46
Equity securities held-for-trading	4	9	(10)
Derivatives	(2,661)	(1,941)	2,687
Gross gains on sales of available-for-sale securities	589	1,284	1,619
Gross losses on sales of available-for-sale securities	(774)	199	291
Other-than-temporary impairments on available-for-sale securities	76	95	70

Note 3 — Relationships with Variable Interest Entities

In its capacities as an investor and as an investment manager, the Company has relationships with various types of entities, some of which are considered variable interest entities (“VIEs”).

The Company consolidates a VIE when it is determined that it is the primary beneficiary of the VIE, or controls the VIE. The Company’s analysis to determine whether it must consolidate the VIE includes review of the Company’s contractual rights and responsibilities, fees received, and interests held. For the purpose of disclosing consolidated variable interest entities, the Company aggregates similar entities.

If it is not considered to be the primary beneficiary of the VIE, nor does it have control over the VIE, the Company assesses the materiality of its relationship with the VIE to determine if it holds a significant variable interest, which requires disclosure. This assessment considers the materiality of the VIE relationship to the Company as, among other factors, a percentage of total investments, percentage of total net investment income, and percentage of total funds under management. For purposes of assessing materiality and disclosing significant variable interests, the Company aggregates similar entities.

Consolidated Variable Interest Entities

The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary or in control and which are consolidated in the Company’s financial statements. The liabilities recognized as a result of consolidating the VIEs do not represent claims against the general assets of the Company. Conversely, the assets recognized as a result of consolidating the VIEs can only be used to settle the liabilities recognized as a result of consolidating the VIEs.

	December 31,
	2013		2012

	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(in millions)
Collateralized debt obligations
(“CDOs”)	$20	$111	$71	$138

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 3 — Relationships with Variable Interest Entities - (continued)

Significant Variable Interests in Unconsolidated Variable Interest Entities

The following table presents the total assets of, investment in, and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests, but it is not the primary beneficiary, nor does it have control over the VIE, and which have not been consolidated. The Company does not record any liabilities related to these unconsolidated VIEs.

	2013			2012

	Total Assets	Investment (1)	Maximum Exposure to Loss (2)	Total Assets	Investment (1)	Maximum Exposure to Loss (2)

	(in millions)
Collateralized debt obligations (3)	$281	$-	$-	$341	$-	$-
Real estate limited partnerships (4)	982	262	262	1,158	314	323
Timber funds (5)	2,758	172	212	3,601	478	496

Total	$4,021	$434	$474	$5,100	$792	$819

(1)	The Company’s investments in unconsolidated VIEs are included in other invested assets on the Consolidated Balance Sheets.
(2)	The maximum exposure to loss related to CDOs is limited to the investment reported on the Company’s Consolidated Balance Sheets. The maximum exposure to loss related to real estate limited partnerships and timber funds is limited to the Company’s investment plus unfunded capital commitments. The maximum loss is expected to occur only upon bankruptcy of the issuer or investee or as a result of a natural disaster in the case of the timber funds.
(3)	The Company acts as an investment manager to certain CDOs for which it collects a management fee. In addition, the Company may invest in debt or equity securities issued by these CDOs or by CDOs managed by others. CDOs raise capital by issuing debt and equity securities and use the proceeds to purchase investments.
(4)	Real estate limited partnerships include partnerships established for the purpose of investing in real estate that qualifies for low income housing and/or historic tax credits. Limited partnerships are owned by a general partner, who manages the business, and by limited partners, who invest capital, but have limited liability and are not involved in the partnerships’ management. The Company is typically the sole limited partner or investor member of each and is not the general partner or managing member.
(5)	The Company acts as investment manager for the VIEs owning the timberland properties (the “Timber funds”), in which the general account and institutional separate accounts invests. Timber funds are investment vehicles used primarily by large institutional investors, such as public and corporate pension plans, whose primary source of return is derived from the growth and harvest of timber and long-term appreciation of the property. The primary risks related to timberland investments include market value uncertainty (due to fluctuations in market prices for timberland outputs), liquidity risk (as compared to stocks and other financial instruments), and environmental risk (natural hazards or legislation related to threatened or endangered species). These risks are mitigated through effective investment management and geographic diversification of timberland investments and sound environmental risk governance practices. The Company collects an advisory fee from each timber fund and is also eligible for performance and forestry management fees.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Goodwill, Value of Business Acquired, and Other Intangible Assets

The changes in the carrying value of goodwill by segment were as follows:

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2013	$-	$808	$145	$953
Acquisition	4	-	-	4
Impairment	-	-	-	-

Balance at December 31, 2013	$4	$808	$145	$957

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
Balance at January 1, 2012	$-	$808	$145	$953
Impairment	-	-	-	-

Balance at December 31, 2012	$-	$808	$145	$953

In 2013 and 2012, the Company had no goodwill impairments. In 2011, the Company impaired $500 million of goodwill associated with the Wealth Management segment. The impairment was reflective of the decrease in the expected future earnings for these businesses. The fair values were determined primarily using an earnings-based approach, which incorporated the segments’ in-force and new business embedded value using internal forecasts of revenue and expense.

Value of Business Acquired

The balance of and changes in VOBA were as follows:

	December 31,
	2013	2012	2011

	(in millions)
Balance, beginning of year	$1,196	$1,321	$1,959
Amortization	(108)	(224)	(389)
Change due to unrealized investment gains (losses)	95	136	(249)
Reinsurance recapture (1)	-	(37)	-

Balance, end of year	$1,183	$1,196	$1,321

(1)	The amount relates to a universal life block of business that was recaptured by a third party resulting in the write off of the associated value of business acquired. The net impact of this recapture transaction was an $8 million gain and was recorded in fee income in the Consolidated Statement of Operations.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Goodwill, Value of Business Acquired, and Other Intangible Assets - (continued)

The following table provides estimated future amortization for the periods indicated:

VOBA Amortization
(in millions)
2014	$101
2015	100
2016	95
2017	90
2018	84

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 4 — Goodwill, Value of Business Acquired, and Other Intangible Assets - (continued)

Other Intangible Assets

Other intangible assets were as follows:

	Gross Carrying Amount	Accumulated Net Amortization	Net Carrying Amount

	(in millions)
December 31, 2013
Not subject to amortization:
Brand name	$600	$-	$600
Investment management contracts	295	-	295
Other	4	-	4
Subject to amortization:
Distribution networks	401	(88)	313
Other investment management contracts	56	(34)	22

Total	$1,356	$(122)	$1,234

	Gross Carrying Amount	Accumulated Net Amortization	Net Carrying Amount

	(in millions)
December 31, 2012
Not subject to amortization:
Brand name	$600	$-	$600
Investment management contracts	295	-	295
Other	5	-	5
Subject to amortization:
Distribution networks	397	(73)	324
Other investment management contracts	56	(30)	26

Total	$1,353	$(103)	$1,250

	Gross Carrying Amount	Accumulated Net Amortization	Net Carrying Amount

	(in millions)
December 31, 2011
Not subject to amortization:
Brand name	$600	$-	$600
Investment management contracts	295	-	295
Other	5	-	5
Subject to amortization:
Distribution networks	397	(60)	337
Other investment management contracts	64	(31)	33

Total	$1,361	$(91)	$1,270

Amortization expense for other intangible assets was $17 million, $16 million, and $15 million for the years ended December 31, 2013, 2012 and 2011, respectively. Amortization expense for other intangible assets is expected to be approximately $18 million in 2014, $17 million in 2015, $16 million in 2016, $16 million in 2017, and $16 million in 2018.

During 2013 and 2011, the Company had no other intangible assets impairments. During 2012, the Company impaired $4 million of other investment management contracts subject to amortization associated with the Corporate and Other segment. The impairment was recorded in other operating costs and expenses in the Consolidated Statement of Operations. The gross carrying value of the impaired other investment management contracts was $8 million and the associated accumulated amortization was $4 million. The impairments were reflective of a decrease in expected future earnings. The fair values were determined primarily using an earnings based approach using internal forecasts of revenue and expense.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 5 — Deferred Policy Acquisition Costs and Deferred Sales Inducements

The balance of and changes in deferred policy acquisition costs were as follows:

	December 31,
	2013	2012	2011

	(in millions)
Balance, beginning of year	$5,767	$6,111	$8,657
Capitalization	631	715	755
Amortization	298	(1,084)	(2,330)
Change due to unrealized investment gains	814	25	(971)

Balance, end of year	$7,510	$5,767	$6,111

The balance of and changes in deferred sales inducements were as follows:

	December 31,
	2013	2012	2011

	(in millions)
Balance, beginning of year	$146	$187	$321
Capitalization	24	4	11
Amortization	108	(77)	(122)
Change due to unrealized investment gains	(11)	32	(23)

Balance, end of year	$267	$146	$187

Note 6 — Related Party Transactions

Service Agreements

The Company has formal service agreements with MFC and MLI, which can be terminated by either party upon two months’ notice. Under the various agreements, the Company will pay operating expenses incurred by MFC and MLI on behalf of the Company. Services provided under the agreements include legal, actuarial, investment, data processing, accounting, and certain other administrative services. Management fees relating to the agreements were $444 million, $482 million, and $457 million for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, the Company had amounts payable to MFC and MLI of $11 million and $17 million, respectively.

Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Related Party Transactions - (continued)

Other

The Company, in the ordinary course of business, invests funds deposited by customers and manages the resulting invested assets for growth and income for customers. From time to time, successful investment strategies of the Company may attract deposits from affiliates of the Company. At December 31, 2013 and 2012, the Company managed approximately $13,108 million and $8,947 million of affiliated assets under management, respectively.

The Company has entered into two currency swap agreements with JHFC which are recorded at fair value. JHFC utilizes the currency swaps to hedge currency exposure on foreign currency financial instruments. The Company has also entered into two currency agreements with external counterparties which offset the currency swap agreements with JHFC. As of December 31, 2013 and 2012, the currency swap agreements with JHFC and the external counterparties had offsetting fair values of $19 million and $84 million, respectively.

The Company also has certain debt and reinsurance agreements with affiliates. These are more fully described in the Reinsurance note and Debt and the Line of Credit note.

JHUSA operates a liquidity pool in which affiliates can invest excess cash. Terms of operation and participation in the liquidity pool are set out in the Second Restated and Amended Liquidity Pool and Loan Facility Agreement effective January 1, 2010. The maximum aggregate amounts that JHUSA can accept into the Liquidity Pool are $5 billion in U.S. dollar deposits and $200 million in Canadian dollar deposits. Under the terms of the agreement, certain participants may receive advances from the Liquidity Pool up to certain predetermined limits. Interest payable on U.S. dollar funds will be reset daily to the one-month U.S. dollar London Interbank Bid Rate (“LIBID”) and interest payable in Canadian dollar funds is based off the one-month Canadian Dollar Offering Rate (“CDOR”) plus a spread.

The following table details the affiliates and their participation in JHUSA’s Liquidity Pool:

	December 31,
	2013	2012

	(in millions)
The Manufacturers Investment Corporation	$313	$100
John Hancock Financial Corporation	36	89
Manulife Reinsurance Limited	7	35
Manulife Reinsurance (Bermuda) Ltd.	81	89
Manulife Hungary Holdings KFT.	-	5
John Hancock Life Insurance Company Vermont	16	18
John Hancock Reassurance Company, Ltd.	21	15
John Hancock Insurance Agency, Inc.	17	10

Total	$491	$361

The balances above are reported on the Consolidated Balance Sheets as amounts due to affiliates.

MFC fully and unconditionally guarantees payments from the guarantee periods of the accumulation phase for certain of the Company’s market value adjusted annuity contracts.

MFC fully and unconditionally guarantees JHLICO’s SignatureNotes. In December 2009, the entity that formerly issued these notes, JHLICO, ceased to exist and its property and obligations became the property and obligations of the Company.

MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes are unsecured obligations of MFC and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC, which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the market value adjusted deferred annuity contracts and SignatureNotes. As a result of the guarantees by MFC, the Company is exempt from filing quarterly and annual reports with the U.S. Securities and

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 6 — Related Party Transactions - (continued)

Exchange Commission (“SEC”) pursuant to SEC Rule 12h-5, and in lieu thereof, MFC reports condensed consolidating financial information regarding the Company in its quarterly and annual reports.

Effective March 31, 1996, MLI provides a claims paying guarantee to certain U.S. policyholders. The claims guarantee agreement was terminated effective August 13, 2008, but still remains in effect with respect to policies issued by the Company prior to that date.

Note 7 — Reinsurance

Certain premiums and benefits are assumed from or ceded to affiliate and other insurance companies under various reinsurance agreements. The Company entered into these reinsurance agreements to transfer underlying risk on certain of its products, and to improve cash flow and statutory capital. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Total reinsurance amounts included in the Company’s accompanying financial statements were as follows:

	Years ended December 31,
	2013	2012	2011

	(in millions)
Premiums earned
Direct	$3,203	$3,591	$3,782
Assumed	752	1,127	1,188
Ceded	(1,658)	(1,919)	(1,974)

Net	$2,297	$2,799	$2,996

Benefits to policyholders ceded	$2,536	$3,101	$2,770

Affiliated Reinsurance

The table and commentary below summarizes the impact of the reinsurance agreements with an affiliate, John Hancock Reassurance Company Limited (“JHRECO”), a wholly-owned subsidiary of MFC:

	Years ended December 31,
	2013	2012	2011

	(in millions)
Premiums ceded	$603	$614	$703
Benefits ceded	786	722	792
Amounts due from and held for affiliates	-	1
Reinsurance recoverable	6,517	6,269
Amounts due to affiliates	140	149
Coinsurance funds withheld	5,888	5,995
Other Payables	(48)	34

On December 9, 1997, the Company entered into reinsurance agreements with JHRECO to reinsure certain portions of its long-term care insurance and group annuity contracts in order to facilitate its capital management process. These reinsurance contracts are written both on a coinsurance funds withheld and a modified coinsurance funds withheld basis where the related financial assets remain invested at the Company. As of July 1, 2010, amendments were made to the contracts to update the calculation of investment income and the expense allowance to reflect current experience. Effective December 31, 2008, the Company entered into an amended and restated reinsurance agreement to reinsure 20% of the risk related to payout annuity policies issued January 1, 2008 through September 30, 2008 and 65% of the risk related to payout annuity policies issued prior to January 1, 2008. The reinsurance agreement is written on a modified coinsurance basis where the assets supporting the reinsured policies remain invested with the Company. In 2013, there was a partial recapture of the payout annuity policy agreement by the Company. This recapture did not have a material impact on the Company’s results of operations. The total

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Reinsurance - (continued)

settlement amount was $59 million and $78 million for the years ended December 31, 2013 and 2012, respectively, and the settlement calculation consisted primarily of ceded investment income, ceded benefit payments and ceded reserves.

The table and commentary below summarizes the impact of the reinsurance agreements with an affiliate, Manulife Reinsurance (Bermuda) Limited (“MRBL”):

	Years ended December 31,
	2013	2012	2011

	(in millions)
Premiums ceded	$-	$-	$-
Benefits ceded	15	40	23
Amounts due from and held for affiliates	349	22
Reinsurance recoverable	1,233	1,083
Amounts due to affiliates	55	112
Coinsurance funds withheld	-	267
Unearned revenue	786	1,046
Invested assets held in trust	2,561	2,484

Effective October 1, 2008, the Company entered into a reinsurance agreement with an affiliate, MRBL, to reinsure 75% of certain group annuity contracts in-force. The reinsurance agreement covers all contracts, excluding the guaranteed benefit rider, issued and in-force as of September 30, 2008. As the underlying contracts being reinsured are considered investment contracts, the agreement does not meet the criteria for reinsurance accounting and was classified as a financial instrument. Effective October 1, 2009, the original agreement was amended to increase the quota share percentage from 75% to 87%. Under the terms of the amended agreement, additional consideration of $250 million was paid by MRBL and is being amortized into income through other operating costs and expenses on a basis consistent with the manner in which the deferred policy acquisition costs on the underlying reinsured contracts are recognized.

Effective October 1, 2008, the Company entered into an amended and restated reinsurance agreement with MRBL to reinsure 90% of a significant block of variable annuity contracts in-force. All substantial risks, including all guaranteed benefits, related to certain specified policies not already reinsured to third parties, are reinsured under the agreement. The base contracts are reinsured on a modified coinsurance basis, while the guaranteed benefit reinsurance coverage is apportioned in accordance with the reinsurance agreement provisions between modified coinsurance and coinsurance funds withheld. The assets supporting the reinsured policies remain invested with the Company. Since the inception of the treaty in 2008, several amendments have been enacted to refine certain aspects of the treaty. The net MRBL reinsurance recoverable includes the impact of ongoing reinsurance cash flows and is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies with changes to ceded reserves and cost of reinsurance recognized as a component of benefits to policyholders on the Consolidated Statements of Operations. The Company paid MRBL $1,174 million and $259 million for the years ended December 31, 2013 and 2012, respectively, and the settlement consisted primarily of ceded investment income related to non-qualifying hedging strategies and changes in the modified coinsurance and coinsurance reserves.

Effective December 31, 2004, the Company entered into a reinsurance agreement with MRBL to reinsure 75% of the non-reinsured risk of the JHLICO closed block. The Company amended this treaty during 2008 to increase the portion of non-reinsured risk reinsured under this treaty to 90% and amended it during 2009 to provide additional surplus relief. The reinsurance agreement is written on a modified coinsurance basis where the related financial assets remain invested with the Company. As the reinsurance agreement does not subject the reinsurer to the reasonable possibility of significant loss, it was classified as financial reinsurance and given deposit-type accounting treatment with only the reinsurance risk fee being reported in other operating costs and expenses in the Consolidated Statements of Operations.

Effective December 31, 2003, the Company entered into a reinsurance agreement with MRBL to reinsure 90% of the non-reinsured risk of the JHUSA closed block. As approximately 90% of the mortality risk is covered under previously existing contracts with third-party reinsurers and the resulting limited mortality risk is inherent in the new contract with MRBL, it was classified as financial reinsurance and given deposit-type accounting treatment. The Company retained title to the invested

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 7 — Reinsurance - (continued)

assets supporting this block of business. These invested assets are held in trust on behalf of MRBL and are included in amounts due from and held for affiliates on the Consolidated Balance Sheets.

At December 31, 2013, any material recoveries were secured by letters of credit or assets placed in trust by the assuming company.

Included in other operating costs and expenses for the years ended December 31, 2013, 2012 and 2011, respectively is ($2,629) million, ($442) million and $3,221 million of separate account fee income, net investment income and realized investment and other gains (losses), which was ceded to the affiliated reinsurers noted above.

On July 31, 2013, MFC signed an agreement to sell its life insurance business in Taiwan to CTBC Life Insurance Company (CTBC Life). Under the agreement, CTBC Life will assume all of the life insurance business related obligations. In connection with this transaction, on December 31, 2013, the Company paid $111 million in fees to an affiliate, Manufacturers Life Reinsurance Limited for the recapture of certain traditional life business reserves and net liabilities of $284 million, which resulted in a pre-tax gain of $173 million.

Non-Affiliated Reinsurance

The Company entered into a coinsurance agreement with Reinsurance Group of America (“RGA”) to reinsure 90% of its JHUSA fixed deferred annuity business effective April 1, 2012. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets which included $387 million in cash and approximately $4,916 million in fixed maturity securities and mortgage loans. The Company incurred a pre-tax loss of $56 million in connection with the transaction. Under the terms of the agreement, the Company will maintain responsibility for servicing of the policies and managing some of the assets. In addition, the agreement does not meet the criteria for reinsurance accounting and was given deposit-type accounting treatment that resulted in the recognition of an asset for amounts on deposit with reinsurers on the Consolidated Balance Sheets.

The Company also entered into a coinsurance agreement with Commonwealth Annuity to reinsure 90% of its JHNY fixed deferred annuity business effective July 1, 2012. The transaction was structured such that the Company transferred the actuarial liabilities and related invested assets which included $231 million in cash and $1,481 million in fixed maturity securities. The Company incurred a pre-tax gain of $46 million in connection with the transaction. Under the terms of the agreement, the Company will maintain responsibility for servicing of the policies. In addition, the agreement does not meet the criteria for reinsurance accounting and was given deposit-type accounting treatment that resulted in the recognition of an asset for amounts on deposit with reinsurers on the Consolidated Balance Sheets.

On July 1, 2011, JHUSA entered into a sale of its Life Retrocession business by way of a coinsurance treaty with Pacific Life Insurance Company that resulted in the recognition of approximately $426 million pre-tax gain which was deferred and included in reinsurance recoverable. During 2013, JHUSA novated approximately 95% of the underlying reinsurance agreements to Pacific Life Insurance Company. Based on this novation, the Company recorded approximately $321 million in the Consolidated Statement of Operations to recognize the deferred gain. In 2014, the Company completed the novation of the remaining 5% of the agreements and will record approximately $18 million to the Consolidated Statement of Operations.

Note 8 — Derivatives and Hedging Instruments

Derivatives are financial contracts, the value of which is derived from underlying interest rates, foreign exchange rates, credit, equity price movements, indices or other market risks arising from on-balance sheet financial instruments and selected anticipated transactions. The Company uses derivatives including swaps, forward and futures agreements, floors, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, credit and equity market prices.

Over-the-counter (“OTC”) swaps are contractual agreements between the Company and a counterparty to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross currency swaps involve the exchange of principal amounts between parties as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency. Total return swaps are contracts that involve the exchange of payments based on changes in

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.

Cleared interest rate swaps are contractual agreements between the Company and a counterparty whereby the transaction must be cleared through a central clearing house, and subject to mandatory margin and reporting requirements.

Forward and futures agreements are contractual obligations to buy or sell a financial instrument or foreign currency on a predetermined future date at a specified price. Forward contracts are OTC contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.

Interest rate floors are contracts with counterparties which require payment of a premium for the right to receive payments when the market interest rate on specified future dates falls below the agreed upon strike price. Interest rate treasury lock contracts are customized agreements securing current interest rates on Treasury securities for payment on a future date.

Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.

Types of Derivatives and Derivative Strategies

Interest Rate Contracts. The Company uses interest rate futures contracts, OTC interest rate swap agreements, cleared interest rate swap agreements, pre-payable interest rate swap agreements, and interest rate treasury locks as part of its overall strategies of managing the duration of assets and liabilities or the average life of certain asset portfolios to specified targets. Interest rate swap agreements are contracts with counterparties to exchange interest rate payments of a differing character (i.e., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal). The net differential to be paid or received on interest rate swap agreements is accrued and recognized as a component of net investment income.

The Company uses interest rate swap agreements in effective hedge accounting relationships. These derivatives hedge the variable cash flows associated with future fixed income asset acquisitions, which will support the Company’s long-term care and life insurance businesses. These agreements will reduce the impact of future interest rate changes on the cost of acquiring adequate assets to support the investment income assumptions used in pricing these products. During future periods when the acquired assets are held by the Company, the accumulated other comprehensive income will be amortized into investment income as a yield adjustment on the assets.

The Company also uses interest rate swap agreements in effective hedge accounting relationships designed to hedge the variable cash flows associated with payments that it will receive on certain floating rate fixed income securities. The accumulated other comprehensive income will be amortized into investment income as a yield adjustment when the payments are made.

In addition, the Company uses interest rate swap agreements in effective hedge accounting relationships to hedge the risk of changes in fair value of fixed rate assets and liabilities arising from changes in benchmark interest rates. The Company reclassifies the effective portion of the change in fair value of the hedged item due to interest rate risk to earnings and amortizes the basis adjustment over the life of the hedged item.

The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. Basis swaps are included in interest rate swaps for disclosure purposes. The Company utilizes basis swaps in non-qualifying hedge accounting relationships.

Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are classified within interest rate swaps for disclosure purposes. The Company utilizes inflation swaps in qualifying and non-qualifying hedge accounting relationships.

The Company uses exchange-traded interest rate futures primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

U.S. Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedge accounting relationships.

The Company also purchases interest rate floors primarily to protect against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate floors in non-qualifying hedge accounting relationships.

Foreign Currency Contracts. Foreign currency derivatives, including foreign currency swaps, foreign currency forwards, and foreign currency futures are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

Cross currency rate swap agreements are used to manage the Company’s exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both, on foreign currency financial instruments. Cross currency rate swap agreements are contracts to exchange the currencies of two different countries at the same rate of exchange at specified future dates. The net differential to be paid or received on cross currency rate swap agreements is accrued and recognized as a component of net investment income.

Under foreign currency forwards, the Company agrees with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The maturities of these forwards correspond with the future periods in which the foreign currency transactions are expected to occur. The Company utilizes currency forwards in qualifying and non-qualifying hedge accounting relationships.

Foreign currency futures are contractual obligations to buy or sell a foreign currency on a predetermined future date at a specified price. These contracts are standardized contracts traded on an exchange. The Company utilizes foreign exchange futures in other non-qualifying hedge accounting relationships.

Equity Market Contracts. Total return swaps are contracts that involve the exchange of payments based on changes in the value of a reference asset, including any returns such as interest earned on these assets, in exchange for amounts based on reference rates specified in the contract. The Company utilizes total return swaps in qualifying and non-qualifying hedge accounting relationships.

Equity index options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) an underlying equity market index on or before a specified future date at a specified price. The Company utilizes equity index options that are exchange-traded in non-qualifying hedge accounting relationships.

Equity index futures contracts are contractual obligations to buy or sell a specified amount of an underlying equity index at an agreed contract price on a specified date. Equity index futures are contracts with standard amounts and settlement dates that are traded on regulated exchanges. The Company utilizes equity index futures in non-qualifying hedge accounting relationships.

Credit Contracts. The Company manages credit risk through the issuance of credit default swaps (“CDS”). A CDS is a derivative instrument representing an agreement between two parties to exchange the credit risk of a single specified entity or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. CDS contracts typically have a five-year term.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts for all derivatives in qualifying and non-qualifying hedge accounting relationships:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

		December 31, 2013			December 31, 2012
		Notional Amount	Fair Value Assets	Fair Value Liabilities	Notional Amount	Fair Value Assets	Fair Value Liabilities

		(in millions)
Qualifying Hedge Accounting Relationships
Fair value hedges	Interest rate swaps	$8,026	$461	$526	$9,336	$739	$1,048
	Foreign currency swaps	183	-	93	232	-	157

Cash flow hedges	Interest rate swaps	15,053	931	741	13,232	2,669	73
	Foreign currency swaps	502	3	70	1,763	147	255
	Foreign currency forwards	124	-	1	182	9	-
	Equity total return swaps	28	15	-	29	3	2

Total Derivatives in Hedge Accounting Relationships		$23,916	$1,410	$1,431	$24,774	$3,567	$1,535

Non-Qualifying Hedge Accounting Relationships
	Interest rate swaps	$116,391	$5,898	$3,846	$94,343	$8,094	$3,378
	Interest rate treasury locks	5,425	-	385	-	-	-
	Interest rate options	2,683	21	-	1,323	43	-
	Interest rate futures	2,939	-	-	3,987	-	-
	Foreign currency swaps	2,516	114	133	1,463	121	150
	Foreign currency forwards	11	-	-	40	1	-
	Foreign currency futures	968	-	-	1,860	-	-
	Equity total return swaps	31	21	-	63	2	4
	Equity options	3,228	248	-	45	5	1
	Equity index futures	4,771	-	-	9,107	-	-
	Credit default swaps	315	8	-	265	6	-
	Embedded derivatives – fixed maturity securities	-	-	-	-	-	-
	Embedded derivatives – reinsurance contracts	-	-	2,329	-	14	3,371
	Embedded derivatives – participating pension contracts (1)	-	-	115	-	-	129
	Embedded derivatives – benefit guarantees (1)	-	1,230	257	-	2,701	1,217

Total Derivatives in Non-Qualifying Hedge Accounting Relationships		139,278	7,540	7,065	112,496	10,987	8,250

Total Derivatives (2)		$163,194	$8,950	$8,496	$137,270	$14,554	$9,785

(1)	Embedded derivatives related to participating pension contracts are reported as part of future policy benefits and embedded derivatives related to benefit guarantees are reported as part of reinsurance recoverable or future policy benefits on the Consolidated Balance Sheets.
(2)	The fair values of all derivatives in an asset position are reported within derivative assets on the Consolidated Balance Sheets, and derivatives in a liability position are reported within derivative liabilities on the Consolidated Balance Sheets, excluding embedded derivatives related to participating pension contracts and benefit guarantees.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

The following table provides a summary of the derivative assets and liabilities including embedded derivatives as of December 31, 2013 and 2012, respectively.

	December 31, 2013		December 31, 2012
	Fair Value Assets	Fair Value Liabilities	Fair Value Assets	Fair Value Liabilities

	(in millions)
Derivatives on balance sheets	$7,720	$8,124	$11,853	$8,439
Non-reinsurance embedded derivatives	1,230	372	2,701	1,346

Total derivatives	8,950	8,496	14,554	9,785
Netting adjustments (a)	(1,098)	(3,870)	(3,535)	(3,367)
Assets and cash collateral used to offset asset/liabilities	(4,469)	(995)	(3,382)	(1,408)
Affiliate reinsurance related to embedded derivatives (b)	(363)	(2,242)	(1,317)	(3,223)

Total derivatives after netting adjustments, collateral and net of reinsurance related embedded derivatives	$3,020	$1,389	$6,320	$1,787

(a)	Represents the netting of derivative exposures covered by a master netting agreement. For these purposes, a master netting agreement is an arrangement between the Company and counterparty where more than one derivative contract exists between the two entities.
(b)	Represents activity related to reinsurance contracts between the Company and affiliated reinsurers. These entities are under common control with the Company by the Company’s ultimate parent, MFC, and they do not create an inter-connection to any third party financial institution unaffiliated with the Company.

Hedging Relationships

The Company generally does not enter into derivative contracts for speculative purposes. In certain circumstances, these hedges also meet the requirements for hedge accounting. Hedging relationships eligible for hedge accounting are designated as either fair value hedges or cash flow hedges, as described below.

Fair Value Hedges. The Company uses interest rate swaps to manage its exposure to changes in fair value of fixed-rate financial instruments caused by changes in interest rates. The Company also uses cross currency swaps and currency forwards to manage its exposure to foreign exchange rate fluctuations and interest rate fluctuations.

For the years ended December 31, 2013, 2012 and 2011, the Company did not recognize any gains or losses related to the portion of the hedging instruments that were excluded from the assessment of hedge effectiveness. At December 31, 2013, the Company had no hedges of firm commitments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

The following tables show the investment gains (losses) recognized:

Year ended December 31, 2013

Derivatives in Qualifying Fair Value Hedging Relationships	Hedged Items in Qualifying Fair Value Hedging Relationships	Gains (Losses) Recognized on Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized
		(in millions)
Interest rate swaps	Fixed-rate assets	$537	$(555)	$(18)
	Fixed-rate liabilities	(340)	318	(22)
Foreign currency swaps	Fixed-rate assets	34	(31)	3
	Fixed-rate liabilities	-	-	-

Total		$231	$(268)	$(37)

Year ended December 31, 2012

Derivatives in Qualifying Fair Value Hedging Relationships	Hedged Items in Qualifying Fair Value Hedging Relationships	Gains (Losses) Recognized on Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized
		(in millions)
Interest rate swaps	Fixed-rate assets	$118	$(93)	$25
	Fixed-rate liabilities	(4)	1	(3)
Foreign currency swaps	Fixed-rate assets	(1)	(22)	(23)
	Fixed-rate liabilities	-	-	-

Total		$113	$(114)	$(1)

Year ended December 31, 2011

Derivatives in Qualifying Fair Value Hedging Relationships	Hedged Items in Qualifying Fair Value Hedging Relationships	Gains (Losses) Recognized on Derivatives	Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized
		(in millions)
Interest rate swaps	Fixed-rate assets	$(546)	$679	$133
	Fixed-rate liabilities	339	(370)	(31)
Foreign currency swaps	Fixed-rate assets	(21)	10	(11)
	Fixed-rate liabilities	-	-	-

Total		$(228)	$319	$91

Cash Flow Hedges. The Company uses interest rate swaps and interest rate treasury locks to hedge the variability in cash flows from variable rate financial instruments and forecasted transactions. The Company also uses cross currency swaps and

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

forward agreements to hedge currency exposure on foreign currency financial instruments and foreign currency denominated expenses, respectively. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.

For the year ended December 31, 2011, certain cash flow hedges were discontinued because it was no longer probable that the original forecasted transaction would occur by the end of the originally specified time period documented at inception of the hedging relationship. In 2012 and 2011, the Company completed a comprehensive review of its projections of future cash flows related to hedging activity for its life insurance business and its long-term care business, respectively. As a result of the continued volatility in interest rates and current trends within the long-term care and life insurance businesses, the Company de-designated $1.6 billion (notional principal) of forward-starting interest rate swaps for the life insurance business in 2012, and $3.9 billion (notional principal) of forward-starting interest rate swaps for the long-term care business in 2011.

The accumulated other comprehensive income related to de-designated swaps continues to be deferred. During 2012 and 2011, the deferred OCI related to the de-designated swaps amounted to $312 million, net of tax and $432 million, net of tax, respectively. If the forecasted transactions do occur, these amounts will be reclassified to earnings in the periods during which variability in the cash flows hedged or the hedged forecasted transactions are recognized in earnings. If the forecasted transactions become probable not to occur, the amounts will be reclassified to earnings in that period.

During 2012, the Company completed a review of the investment strategy for JHNY universal life (“UL”) business. As part of this review, it was determined that it was appropriate for the UL business to begin investing in non-fixed income assets. Under the revised investment strategy, UL cash flows will be invested in a combination of fixed income and non-fixed income assets, potentially resulting in lower cash flows available for reinvestments in fixed income assets than originally anticipated for the UL cash flow hedging program. The Company voluntarily de-designated $150 million (notional principal) of forward-starting interest rate swaps in 2012; the accumulated other comprehensive income related to these de-designated swaps continues to be deferred. During 2012, the deferred OCI related to the de-designated swaps amounted to $30 million, net of tax. If the forecasted transactions do occur as expected, these amounts will be allocated to the acquired fixed income assets in the periods during which the hedged forecasted transactions occur and amortized to earnings over the life of the underlying fixed income assets acquired. If the forecasted transactions become probable not to occur, the amounts will be reclassified to earnings in that period.

For the year ended December 31, 2013, all of the Company’s hedged forecast transactions qualified as cash flow hedges and no cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

The following tables present the effects of derivatives in qualifying cash flow hedging relationships on the Consolidated Statements of Operations, the Consolidated Statements of Comprehensive Income (Loss) and the Consolidated Statements of Changes in Shareholder’s Equity.

Year ended December 31, 2013

Derivatives in Qualifying Cash Flow Hedging Relationships	Hedged Items in Qualifying Cash Flow Hedging Relationships	Gains (Losses) Deferred in AOCI on Derivatives (Net of Tax)	Gains Reclassified from AOCI into Net Realized Investment and Other Gains (Losses) (Net of Tax)	Ineffectiveness Recognized in Net Realized Investment and Other Gains (Losses)
		(in millions)
Interest rate swaps	Forecasted fixed-rate assets	$(898)	$325	$-
	Floating rate assets	(11)	-	-
	Inflation indexed liabilities	(58)	-	-
	Forecasted fixed-rate liabilities	-	-	-
Foreign currency swaps	Fixed-rate assets	20	(1)	-
	Floating rate assets	1	-	-
	Floating rate liabilities	-	-	-
Foreign currency forwards	Forecasted expenses	(7)	-	-
	Foreign currency assets	-	-	-
Equity total return swaps	Share-based payments	9	-	-

	Total	$(944)	$324	$-

Year ended December 31, 2012
Derivatives in Qualifying Cash Flow Hedging Relationships	Hedged Items in Qualifying Cash Flow Hedging Relationships	Gains (Losses) Deferred in AOCI on Derivatives (Net of Tax)	Gains Reclassified from AOCI into Net Realized Investment and Other Gains (Losses) (Net of Tax)	Ineffectiveness Recognized in Net Realized Investment and Other Gains (Losses)
		(in millions)
Interest rate swaps	Forecasted fixed-rate assets	$526	$212	$9
	Floating rate assets	(5)	-	-
	Inflation indexed liabilities	134	-	-
	Forecasted fixed-rate liabilities	-	-	-
Foreign currency swaps	Fixed-rate assets	(16)	(4)	-
	Floating rate assets	(1)	-	-
	Floating rate liabilities	-	-	-
Foreign currency forwards	Forecasted expenses	3	1	-
	Foreign currency assets	-	-	-
Equity total return swaps	Share-based payments	7	-	-

	Total	$648	$209	$9

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

Year ended December 31, 2011

Derivatives in Qualifying Cash Flow Hedging Relationships	Hedged Items in Qualifying Cash Flow Hedging Relationships	Gains (Losses) Deferred in AOCI on Derivatives (Net of Tax)	Gains Reclassified from AOCI into Net Realized Investment and Other Gains (Losses) (Net of Tax)	Ineffectiveness Recognized in Net Realized Investment and Other Gains (Losses)
		(in millions)
Interest rate swaps	Forecasted fixed-rate assets	$1,916	$59	$14
	Floating rate assets	5	-	-
	Inflation indexed liabilities	(136)	-	-
	Forecasted fixed-rate liabilities	-	-	-
Foreign currency swaps	Fixed-rate assets	16	-	-
	Floating rate assets	(1)	-	-
	Floating rate liabilities	-	-	-
Foreign currency forwards	Forecasted expenses	(16)	-	-
	Foreign currency assets	-	-	-
Equity total return swaps	Share-based payments	(7)	-	-

	Total	$1,777	$59	$14

The Company anticipates that pre-tax net gains of approximately $90 million will be reclassified from AOCI to earnings within the next 12 months. The maximum time frame for which variable cash flows are hedged is 33 years.

For a rollforward of the net accumulated gains (losses) on cash flow hedges see the Shareholder’s Equity Note.

Derivatives Not Designated in Qualifying Hedge Accounting Relationships. The Company enters into interest rate swap agreements, cancelable interest rate swap agreements, and interest rate futures contracts to manage interest rate risk, total return swap agreements to manage equity risk, and CDS to manage credit risk. The Company also uses interest rate treasury locks and interest rate floor agreements to manage exposure to interest rates without designating the derivatives as hedging instruments. Interest rate floor agreements hedge the interest rate risk associated with minimum interest rate guarantees in certain life insurance and annuity businesses.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum death benefit (“GMDB”). These guarantees are effectively an embedded option on the basket of mutual funds offered to contract holders. Beginning in November 2007, for certain contracts, the Company implemented a hedging program to reduce its exposure to the GMWB and GMDB guarantees. This dynamic hedging program uses interest rate swap agreements, equity index futures (including but not limited to the Dow Jones Industrial, Standard & Poor’s 500, Russell 2000, and Dow Jones Euro Stoxx 50 indices), equity index options, and U.S. Treasury futures to match the sensitivities of the GMWB and GMDB liabilities to the market risk factors.

The Company also has a macro equity risk hedging program using equity and currency futures, as well as equity index options. This program is designed to reduce the Company’s overall exposure to public equity markets arising from several sources including, but not limited to, variable annuity guarantees not dynamically hedged, separate account fees not associated with guarantees, and Company equity holdings.

The Company uses foreign currency swaps and foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

For the years ended December 31, 2013, 2012 and 2011, gains and losses related to derivatives in a non-qualifying hedge accounting relationship were recognized by the Company and the components were recorded in net realized investment and other gains (losses) as follows:

Years ended December 31,	2013	2012	2011
	(in millions)
Non-Qualifying Hedge Accounting Relationships
Interest rate swaps	$(3,036)	$(336)	$3,230
Interest rate treasury locks	(385)	-	-
Interest rate options	(46)	(8)	1
Interest rate futures	82	(53)	(237)
Foreign currency swaps	5	(32)	17
Foreign currency forwards	4	(5)	(10)
Foreign currency futures	74	-	16
Equity total return swaps	(16)	7	(1)
Equity options	(36)	-	-
Equity index futures	(1,982)	(1,555)	(318)
Credit default swaps	-	1	-
Embedded derivatives	212	(1,730)	153

Total Investment Gains (Losses) from Derivatives in Non-Qualifying Hedge Accounting Relationships	$(5,124)	$(3,711)	$2,851

Credit Default Swaps. The Company replicates exposure to specific issuers by selling credit protection via CDS in order to complement its cash bond investing. The Company does not employ leverage in its CDS program and therefore, does not write CDS protection in excess of its government bond holdings.

The following table provides details of the CDS protection sold by type of contract and external agency rating for the underlying reference security, as of December 31, 2013 and 2012, respectively.

	December 31, 2013			December 31, 2012

	Notional amount[2]	Fair Value	Weighted average maturity (in years)[3]	Notional amount[2]	Fair Value	Weighted average maturity (in years)[3]

	(in millions)
Single name CDS[1]
Corporate Debt
AAA	$35	$1	3	$25	$1	4
AA	95	3	3	85	2	4
A	185	4	3	145	3	4
BBB	-	-		10	-	5

Total CDS protection sold	$315	$8		$265	$6

[1]

The rating agency designations are based on S&P where available followed by Moody’s, Dominion Bond Rating Services (DBRS), and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

[2]

Notional amount represents the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 8 — Derivatives and Hedging Instruments - (continued)

[3]	The weighted average maturity of the CDS is weighted based on notional amounts.

The Company held no purchased credit protection at December 31, 2013 and 2012. The average credit rating of the counterparties guaranteeing the underlying credit is A+ and the weighted average maturity is 3 years.

Embedded Derivatives. The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include fixed maturity securities, reinsurance contracts, participating pension contracts, and certain benefit guarantees.

For more details on the Company’s embedded derivatives, see the Fair Value Measurements Note.

Credit Risk. The Company’s exposure to loss on derivatives is limited to the amount of any net gains that may have accrued with a particular counterparty. Gross derivative counterparty exposure is measured as the total fair value (including accrued interest) of all outstanding contracts in a gain position excluding any offsetting contracts in negative positions and the impact of collateral on hand. The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to the derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the fair value in excess of the collateral held at the reporting date.

The Company manages its credit risk by entering into transactions with creditworthy counterparties, obtaining collateral where appropriate, and entering into master netting agreements that provide for a netting of payments and receipts with a single counterparty. The Company enters into credit support annexes with its OTC derivative dealers in order to manage its credit exposure to those counterparties. As part of the terms and conditions of those agreements, the pledging and accepting of collateral in connection with the Company’s derivative usage is required. As of December 31, 2013 and 2012, the Company accepted collateral consisting of cash of $702 million and $2,142 million and various securities with a fair value of $2,425 million and $5,430 million, respectively, which is held in separate custodial accounts. In addition, the Company has pledged collateral to support both the OTC derivative instruments, exchange traded futures and cleared interest rate swap transactions. For further details regarding pledged collateral see the Investments Note.

In June 2013, under US regulations, certain interest rate swap agreements and credit default swap agreements were required to be cleared through central clearing houses. These transactions are contractual agreements that require initial and variation margin collateral postings and are settled on a daily basis through a clearing house. As such, they reduce the credit risk exposure in the event of default by a counterparty.

Note 9 — Certain Separate Accounts

The deposits related to the variable life insurance contracts are invested in separate accounts, and the Company guarantees a specified death benefit on certain policies if specified premiums on these policies are paid by the policyholder, regardless of separate account performance.

The following table reflects variable life insurance contracts with guarantees held by the Company:

	December 31,
	2013	2012

	(in millions, except for age)
Life insurance contracts with guaranteed benefits
In the event of death
Account value	$9,781	$8,346
Net amount at risk related to deposits	174	182
Average attained age of contract holders	53	52

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, income, and/or withdrawal benefits. GMDB features guarantee the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals; (b) total deposits made to the contract less any partial withdrawals plus a minimum return; (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or (d) a combination of (b) and (c) above.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Certain Separate Accounts - (continued)

Contracts with Guaranteed Minimum Income Benefit (“GMIB”) riders provide a guaranteed lifetime annuity, which may be elected by the contract holder after a stipulated waiting period (7 to 15 years), and which may be larger than what the contract account balance would purchase at then-current annuity purchase rates.

Multiple variations of an optional GMWB rider have also been offered by the Company. The GMWB rider provides contract holders a guaranteed annual withdrawal amount over a specified time period or in some cases for as long as they live. In general, guaranteed annual withdrawal amounts are based on deposits and may be reduced if withdrawals exceed allowed amounts. Guaranteed amounts may also be increased as a result of “step-up” provisions, which increase the benefit base to higher account values at specified intervals. Guaranteed amounts may also be increased if withdrawals are deferred over a specified period. In addition, certain versions of the GMWB rider extend lifetime guarantees to spouses.

Unaffiliated and affiliated reinsurance has been utilized to mitigate risk related to some of the guarantee benefit riders. Hedging has also been utilized to mitigate risk related to some of the GMWB riders.

For GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance. For GMIB, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For GMWB, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Certain Separate Accounts - (continued)

The Company had the following variable annuity contracts with guarantees. Amounts at risk are shown net of reinsurance. Note that the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

	December 31,
	2013	2012

	(in millions, except for ages and percentages)
Guaranteed Minimum Death Benefit
Return of net deposits
In the event of death
Account value	$25,475	$24,553
Net amount at risk — net of reinsurance	33	64
Average attained age of contract holders	66	66

Return of net deposits plus a minimum return
In the event of death
Account value	$557	$542
Net amount at risk — net of reinsurance	265	305
Average attained age of contract holders	71	70
Guaranteed minimum return rate	5%	5%

Highest specified anniversary account value minus withdrawals post anniversary
In the event of death
Account value	$25,711	$25,350
Net amount at risk — net of reinsurance	160	265
Average attained age of contract holders	67	66

Guaranteed Minimum Income Benefit
Account value	$4,678	$4,816
Net amount at risk — net of reinsurance	30	40
Average attained age of contract holders	65	65

Guaranteed Minimum Withdrawal Benefit
Account value	$40,205	$38,613
Net amount at risk	407	774
Average attained age of contract holders	66	65

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Certain Separate Accounts - (continued)

Account balances of variable contracts with guarantees were invested in various separate accounts with the following characteristics:

	December 31,
	2013	2012

	(in millions)
Type of Fund
Equity	$31,223	$28,537
Balanced	22,921	21,539
Bond	6,755	7,557
Money Market	906	1,407

Total	$61,805	$59,040

The following table summarizes the liabilities for guarantees on variable life and annuity contracts reflected in future policy benefits in the general account:

	Guaranteed Minimum Death Benefit (GMDB)	Guaranteed Minimum Income Benefit (GMIB)	Guaranteed Minimum Withdrawal Benefit (GMWB)	Total

	(in millions)
Balance at January 1, 2013	$229	$179	$1,310	$1,718
Incurred guarantee benefits	(32)	(65)	-	(97)
Other reserve changes	1	(38)	(1,002)	(1,039)

Balance at December 31, 2013	198	76	308	582
Reinsurance recoverable	(47)	(1,074)	(259)	(1,380)

Net balance at December 31, 2013	$151	$(998)	$49	$(798)

Balance at January 1, 2012	$247	$211	$1,165	$1,623
Incurred guarantee benefits	(51)	(91)	-	(142)
Other reserve changes	33	59	145	237

Balance at December 31, 2012	229	179	1,310	1,718
Reinsurance recoverable	(68)	(1,801)	(1,071)	(2,940)

Net balance at December 31, 2012	$161	$(1,622)	$239	$(1,222)

The GMDB gross and ceded reserves, the GMIB gross reserves, and the life contingent portion of the GMWB reserves were determined in accordance with ASC 944, “Financial Services – Insurance”, and the GMIB reinsurance recoverable and non-life contingent GMWB gross reserves were determined in accordance with ASC 815 “Derivatives and Hedging.”

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits to policyholders, if actual experience or other evidence suggests that earlier assumptions should be revised.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 9 — Certain Separate Accounts - (continued)

The following assumptions and methodology were used to determine the amounts above at December 31, 2013 and 2012:

•

Data used included 1,000 stochastically generated investment performance scenarios. For the GMIB reinsurance recoverable and non-life contingent GMWB gross reserve calculations, risk neutral scenarios were used.

•	Mean return and volatility assumptions were determined by asset class. Market consistent observed volatilities were used where available for ASC 815 calculations.

•

Annuity mortality is based on a combination of the Ruark Variable Annuity table and the Company’s actual experience between 2006 and 2010. The Ruark table is based on an industry study of variable annuity deaths in 2005 and 2006.

•	Annuity base lapse rates vary by contract type, duration, type of living benefit or death benefit rider, and whether guaranteed withdrawals are being taken. The lapse rates range from 0.5% to 40%.

•

The discount rates used in the GMDB gross and ceded reserves, the GMIB gross reserves, and the life contingent portion of the GMWB reserve calculations range from 6.4% to 7%. The discount rates used in the GMIB reinsurance recoverable and non-life contingent GMWB gross reserve calculations were based on the term structure of swap curves with a credit spread based on the credit standing of MFC (for GMWB) and the reinsurers (for GMIB).

Note 10 — Closed Blocks

The Company operates two separate closed blocks for the benefit of certain classes of individual or joint traditional participating whole life insurance policies. The JHUSA closed block was established upon the demutualization of MLI for those designated participating policies that were in-force on September 23, 1999. The JHLICO closed block was established upon the demutualization of JHLICO for those designated participating policies that were in-force on February 1, 2000.

Assets were allocated to the closed blocks in an amount that, together with anticipated revenues from policies included in the closed blocks, was reasonably expected to be sufficient to support such business, including provision for payment of benefits, direct asset acquisition and disposition costs, taxes, and for continuation of dividend scales, assuming experience underlying such dividend scales continues. Assets allocated to the closed blocks inure solely to the benefit of policyholders included in the closed blocks and will not revert to the benefit of the shareholders of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed blocks and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without prior approval from the State of Michigan Department of Insurance and Financial Services.

If, over time, the aggregate performance of the assets and policies of a closed block is better than was assumed in funding that closed block, dividends to policyholders for that closed block will be increased. If, over time, the aggregate performance of the assets and policies of a closed block is less favorable than was assumed in funding that closed block, dividends to policyholders for that closed block will be reduced.

The assets and liabilities allocated to the closed blocks are recorded in the Company’s Consolidated Balance Sheets and Consolidated Statements of Operations on the same basis as other similar assets and liabilities. The carrying amount of the closed blocks’ liabilities in excess of the carrying amount of the closed blocks’ assets at the date the closed blocks were established (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the maximum future earnings from the assets and liabilities designated to the closed blocks that can be recognized in income over the period the policies in the closed blocks remain in force. The Company has developed an actuarial calculation of the timing of such maximum future shareholder earnings, and this is the basis of the policyholder dividend obligation.

If actual cumulative earnings of a closed block are greater than expected cumulative earnings of that block, only expected earnings will be recognized in that closed block’s income. Actual cumulative earnings in excess of expected cumulative earnings of a closed block represent undistributed accumulated earnings attributable to policyholders, which are recorded as a policyholder dividend obligation because the excess will be paid to the policyholders of that closed block as an additional policyholder dividend unless otherwise offset by future closed block performance that is less favorable than originally expected. If actual cumulative performance of a closed block is less favorable than expected, expected earnings for that

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Closed Blocks - (continued)

closed block will be recognized in net income, unless the policyholder dividend obligation has been reduced to zero, in which case actual earnings will be recognized in income. The policyholder dividend obligation for the JHLICO and JHUSA closed blocks was zero at December 31, 2013 and 2012.

For all closed block policies, the principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes, guaranty fund assessments, and income taxes. For the JHLICO closed block policies, the principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses of investment assets outside the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of deferred policy acquisition costs. There are no exclusions applicable to the JHUSA closed block. The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed blocks are those that enter into the determination of amounts that are to be paid to policyholders.

The following tables set forth certain summarized financial information relating to the closed blocks as of the dates indicated:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Closed Blocks - (continued)

JHUSA Closed Block

	December 31,
	2013	2012

	(in millions)
Liabilities
Future policy benefits	$8,129	$8,258
Policyholders’ funds	71	74
Policyholder dividends payable	155	162
Other closed block liabilities	698	659

Total closed block liabilities	9,053	9,153

Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2013—$2,988; 2012—$2,733)	3,217	3,163
Mortgage loans on real estate	483	519
Investment real estate	722	710
Policy loans	1,585	1,589
Other invested assets	4	5

Total investments	6,011	5,986

Cash borrowings, cash, and cash equivalents	(489)	(513)
Accrued investment income	100	101
Amount due from and held for affiliates	2,076	2,047
Other closed block assets	486	588

Total assets designated to the closed block	8,184	8,209

Excess of closed block liabilities over assets designated to the closed block	869	944
Portion of above representing accumulated other comprehensive income:
Unrealized appreciation, net of deferred income tax expense of $268 and $322, respectively	497	597
Adjustment for deferred policy acquisition costs, net deferred income tax benefit of $81 and $111, respectively	(150)	(206)
Foreign currency translation adjustment	(51)	(79)

Total amounts included in accumulated other comprehensive income	296	312

Maximum future earnings to be recognized from closed block assets and liabilities	$1,165	$1,256

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Closed Blocks - (continued)

JHUSA Closed Block

	Years ended December 31,
	2013	2012	2011

	(in millions)
Revenues
Premiums	$499	$538	$558
Net investment income	291	339	331
Net realized investment income and other gains (losses)	265	111	67

Total revenues	1,055	988	956

Benefits and Expenses
Benefits to policyholders	575	656	668
Policyholder dividends	313	331	354
Amortization of deferred policy acquisition costs	-	94	14
Other closed block operating costs and expenses	27	29	29

Total benefits and expenses	915	1,110	1,065

Revenues, net of benefits and expenses	140	(122)	(109)
Income tax expense (benefit)	49	(43)	(41)

Revenues (losses), net of benefits and expenses and income taxes	$91	$(79)	$(68)

Maximum future earnings from closed block assets and liabilities:

	December 31,
	2013	2012

	(in millions)
Beginning of period	$1,256	$1,177
Revenues, net of benefits and expenses and income taxes	(91)	79

End of period	$1,165	$1,256

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Closed Blocks - (continued)

JHLICO Closed Block

	December 31,
	2013	2012

	(in millions)
Liabilities
Future policy benefits	$10,229	$10,488
Policyholders’ funds	1,401	1,446
Policyholder dividends payable	325	324
Other closed block liabilities	246	418

Total closed block liabilities	12,201	12,676

Assets
Investments
Fixed maturities:
Available-for-sale—at fair value (amortized cost: 2013—$6,174; 2012—$6,198)	6,353	6,839
Equity securities:
Available-for-sale—at fair value (cost: 2013—$4; 2012—$6)	8	9
Mortgage loans on real estate	1,982	2,176
Policy loans	1,504	1,449
Other invested assets	80	88

Total investments	9,927	10,561

Cash borrowings, cash, and cash equivalents	88	154
Accrued investment income	120	128
Other closed block assets	78	88

Total assets designated to the closed block	10,213	10,931

Excess of closed block liabilities over assets designated to the closed block	1,988	1,745
Portion of above representing accumulated other comprehensive income:
Unrealized appreciation, net of deferred income tax expense of $65 and $229, respectively	121	425

Maximum future earnings to be recognized from closed block assets and liabilities	$2,109	$2,170

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 10 — Closed Blocks - (continued)

JHLICO Closed Block

	Years ended December 31,
	2013	2012	2011

	(in millions)
Revenues
Premiums	$442	$514	$577
Net investment income	512	555	576
Net realized investment income and other gains (losses)	25	65	73

Total revenues	979	1,134	1,226

Benefits and Expenses
Benefits to policyholders	600	665	729
Policyholder dividends	263	289	412
Other closed block operating costs and expenses	22	12	52

Total benefits and expenses	885	966	1,193

Revenues, net of benefits and expenses	94	168	33
Income tax expense (benefit)	33	59	12

Revenues, net of benefits and expenses and income taxes	$61	$109	$21

Maximum future earnings from closed block assets and liabilities:

	December 31,
	2013	2012

	(in millions)
Beginning of period	$2,170	$2,279
Revenues, net of benefits and expenses and income taxes	(61)	(109)

End of period	$2,109	$2,170

Note 11 — Debt and Line of Credit

External short-term and long-term debt consisted of the following:

	December 31,
	2013	2012

	(in millions)
Long-term debt:
Surplus notes, 7.38% maturing in 2024	$472	$472
Fixed rate notes payable, interest ranging from 3.5% to 13.84% due in varying amounts to 2017	49	62
Less short-term debt	(49)	(14)

Total long-term debt	$472	$520

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Debt and Line of Credit - (continued)

Long-Term Debt

Aggregate maturities of long-term debt are as follows: 2014—$49 million; 2015—$0 million; 2016—$0 million; 2017—$0 million; 2018—$0 million; and thereafter—$472 million .

Interest expense on debt, included in other operating costs and expenses, was $38 million, $41 million, and $46 million in 2013, 2012 and 2011, respectively. Interest paid on debt was $37 million, $38 million, and $43 million in 2013, 2012 and 2011, respectively.

The fixed rate notes payable includes $35 million of collateralized debt and therefore ranks highest in priority. The remaining fixed rate notes payable are unsecured. Any payment of interest or principal on the surplus notes requires the prior approval of the Michigan Director of the Department of Insurance and Financial Services (the “Director”).

Consumer Notes

The Company issued consumer notes through its SignatureNotes program. The SignatureNotes investment product was sold through a broker-dealer network to retail customers in the form of publicly traded fixed and/or floating rate securities. SignatureNotes have a variety of maturities, interest rates, and call provisions. Interest ranging from 0.8% to 6.0% is due in varying amounts to 2032.

Aggregate maturities of consumer notes, net of unamortized dealer fees, are as follows: 2014—$239 million; 2015—$150 million; 2016— $67 million; 2017—$8 million; 2018—$44 million; and thereafter—$162 million.

Interest expense on consumer notes, included in other operating costs and expenses, was $29 million, $34 million, and $42 million in 2013, 2012 and 2011, respectively. Interest paid amounted to $30 million, $36 million, and $42 million in 2013, 2012 and 2011, respectively.

Line of Credit

At December 31, 2013, the Company, MFC, and other MFC subsidiaries had a committed line of credit through a group of banks totaling $500 million pursuant to a multi-year facility, which will expire in 2015. The banks will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, MFC is required to maintain a certain minimum level of net worth, and MFC and the Company are required to comply with certain other covenants, which were met at December 31, 2013. At December 31, 2013, MFC and its subsidiaries, including the Company, had no outstanding borrowings under the agreement.

At December 31, 2013, the Company had a committed line of credit agreement established by MLI totaling $1 billion, which will expire in 2018. MLI will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants as long as any amount is owed to the lender under the agreement. At December 31, 2013, the Company had no outstanding borrowings under the agreement.

At December 31, 2013, JHUSA and MIC share in a committed line of credit established by MFC totaling $1 billion, which will expire in 2018. MFC will commit, when requested, to loan funds at prevailing interest rates as determined in accordance with the line of credit agreement. Under the terms of the agreement, the Company is required to maintain a certain minimum level of net worth and comply with certain other covenants, as long as any amount is owed to the lender under the agreement. At December 31, 2013, the Company had no outstanding borrowings under the agreement.

Affiliated Debt and Loan Transactions

Affiliated debt and loan transactions are included in amounts due to affiliates or due from affiliates, respectively on the Consolidated Balance Sheets.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 11 — Debt and Line of Credit - (continued)

Pursuant to subordinated surplus notes dated September 30, 2008, the Company borrowed $405 million from an affiliate, John Hancock Insurance Agency, Inc. (“JHIA”). The notes mature on March 31, 2033. The interest rate is fixed at 7%, and interest is payable semi-annually. Interest expense was $29 million, $29 million, and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively.

On December 22, 2006, the Company issued a subordinated note that was converted on September 30, 2008 to a subordinated surplus note. The outstanding amount to JHFC of $136 million is due December 15, 2016. Interest on the subordinated surplus note from October 1, 2008 until December 15, 2011 accrued at a variable rate equal to LIBOR plus 0.3% per annum calculated and reset quarterly on March 31, June 30, September 30, and December 31 and payable semi-annually on March 31 and September 30 of each year. Thereafter, interest accrues at a variable rate equal to LIBOR plus 1.3% per annum reset quarterly as aforementioned and payable semi-annually on June 15 and December 15 of each year until payment in full. Interest expense was $2 million, $2 million, and $0 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The issuance of the above surplus notes by the Company was approved by the Director, and any payments of interest or principal on the surplus notes require the prior approval of the Director. The surplus notes are included with amounts due to affiliates on the Consolidated Balance Sheets.

Pursuant to a demand note receivable dated September 30, 2008, the Company has $295 million outstanding with MIC. The note, which was to have matured on March 31, 2013, was extended to March 31, 2018. Prior to March 31, 2013, the interest rate was calculated at a fluctuating rate equal to 3-month LIBOR plus 83 basis points per annum. Following the extension, the interest rate is calculated at a fluctuating rate equal to 3-month LIBOR plus 180 basis points per annum. Interest income was $6 million, $4 million, and $3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Pursuant to a promissory note dated June 28, 2012, the Company borrowed $153 million from Manulife Finance Switzerland AG (“MFSA”). Interest on the loan is calculated at a fluctuating rate equal to 3-month LIBOR plus 90 basis points per annum and is payable quarterly. In addition, the Company renewed two previously outstanding promissory notes to MFSA with an outstanding balance of $7 million and combined these notes with the new note issued on June 28, 2012, thus bringing the total principal balance due to $160 million. On June 28, 2013, the maturity date was extended for a period of one year to June 28, 2014 with the terms noted above. Interest expense was $2 million and $1 million for the years ended December 31, 2013 and 2012, respectively.

Pursuant to a demand note dated December 20, 2012, the Company borrowed $130 million from MIC. The note matures on December 20, 2015. Interest on the loan is calculated at a fluctuating rate equal to the one-month LIBOR rate and is payable monthly. Interest expense was $0 million and $0 million for the years ended December 31, 2013 and 2012, respectively.

Note 12 — Income Taxes

The Company is included in the consolidated federal income tax return of JHFC. John Hancock Life and Health Insurance Company (“JHLH”), an affiliate, files a separate federal income tax return for a five-year period that began in 2010.

Income (loss) before income taxes includes the following:

	Years ended December 31,
	2013	2012	2011

	(in millions)
Domestic	$2,326	$(766)	$(1,143)

Income (loss) before income taxes	$2,326	$(766)	$(1,143)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Income Taxes - (continued)

The components of income taxes were as follows:

	Years ended December 31,
	2013	2012	2011

	(in millions)
Current taxes:
Federal	$213	$(255)	$(233)
State	2	-	1

Total	215	(255)	(232)

Deferred taxes:
Federal	606	(378)	(100)
State	-	-	-

Total	606	(378)	(100)

Total income tax expense (benefit)	$821	$(633)	$(332)

A reconciliation of income taxes at the federal income tax rate to income tax expense (benefit) charged to operations follows:

	Years ended December 31,
	2013	2012	2011

	(in millions)
Tax at 35%	$814	$(268)	$(400)
Add (deduct):
Prior year taxes	18	(61)	27
Tax credits	(64)	(76)	(74)
Tax-exempt investment income	(6)	(29)	(31)
Lease income	147	27	1
Dividend received deduction	(109)	(113)	(102)
Change in tax reserves	(49)	(128)	67
Goodwill impairment	-	-	175
Valuation allowance	50	-	-
Foreign tax expense gross-up	9	10	3
Other	11	5	2

Total income tax expense (benefit)	$821	$(633)	$(332)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Income Taxes - (continued)

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and income tax values of assets and liabilities at each Consolidated Balance Sheet date. Deferred tax assets and liabilities consisted of the following:

	December 31,
	2013	2012

	(in millions)
Deferred tax assets:
Policy reserves	$1,147	$2,401
Net operating loss carryforwards	928	661
Net capital loss carryforwards	-	-
Tax credits	878	831
Unearned revenue	601	523
Deferred compensation	66	53
Accrued interest	150	414
Policyholder dividends payable	84	91
Other	77	91

Sub-total deferred tax assets	3,931	5,065
Valuation allowance	(50)	-

Total deferred tax assets	3,881	5,065

Deferred tax liabilities
Unrealized investment gains on securities	1,091	2,954
Deferred policy acquisition costs	1,927	1,606
Intangible assets	904	946
Premiums receivable	33	36
Deferred sales inducements	103	57
Deferred gains	451	527
Securities and other investments	2,100	2,969
Other	230	188

Total deferred tax liabilites	6,839	9,283

Net deferred tax liabilities	$2,958	$4,218

At December 31, 2013, the Company had $2,652 million of net operating loss carryforwards which will expire between 2023 and 2028. At December 31, 2013, the Company had $878 million of tax credits, which consist of $661 million of general business credits, $206 million of foreign tax credits, and $11 million of alternative minimum tax credits. The general business credits begin to expire in tax year 2021 through tax year 2033. The foreign tax credits begin to expire in tax year 2013 through tax year 2023. The alternative minimum tax credits do not have an expiration date.

The Company has recorded a valuation allowance against specific general business tax credit carryforwards of $50 million for the year ended December 31, 2013. These tax credits were generated by the legacy JHFC group and are subject to the separate return limitation rules. These credits will not expire until 2019, however due to restrictions on the utilization, management believes that it is more likely than not that the Company will not realize the benefit. In assessing the need for a valuation allowance, management considered the future reversal of taxable temporary differences, future taxable income exclusive of reversing temporary differences, taxable income in the carry back period, as well as tax planning strategies. Tax planning strategies were considered to the extent they were both prudent and feasible and if implemented, would result in the realization of deferred tax assets.

In 2013, the Company received income tax refunds of $200 million from subsidiaries under the terms of its inter-company tax-sharing agreement and made income tax payments of $760 million to the Internal Revenue Service (“IRS”). In 2012, the Company received income tax refunds of $190 million from subsidiaries under the terms of its inter-company tax-sharing

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 12 — Income Taxes - (continued)

agreement and made income tax payments of $43 million to the IRS. In 2011, the Company received income tax refunds of $181 million from subsidiaries under the inter-company tax sharing agreement and received income tax refunds of $20 million from the IRS.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. The Company is under continuous examination by the IRS. Effective for 2010, the Company’s common parent JHFC merged into MHDLLC resulting in a new combined group. The returns for the new combined group have not yet been examined by the IRS. With respect to the legacy MHDLLC consolidated return group, the IRS audit for tax years prior to 2008 have been closed. For tax years 2008 and 2009, a refund claim is pending with the IRS Joint Committee. With respect to the legacy JHFC group, the IRS has completed its examinations of tax years 1997 through 2006. IRS has issued statutory notices of deficiency relating to issues in years 1997 through 2001 and the Company has resolved all issues with the IRS except leveraged leases, for which the Company filed a petition in the U.S. Tax Court. For tax years 2002 through 2004, all issues have been resolved except those pertaining to the Tax Court case. For tax years 2005 and 2006, the legacy JHFC group is currently in appeals. Tax years 2007 through 2009 are currently under examination by the IRS. Tax years 1997 through 2004 remain open until the Tax Court case is resolved.

On August, 5, 2013, the U.S. Tax Court issued an opinion in the litigation between the Company and the IRS involving the tax treatment of certain leveraged lease investments. The Court’s opinion effectively ruled against the Company with respect to deductions claimed for tax years 1997-2001. Final judgment in the case is pending and expected in 2014. The Company is reviewing its appeals options and has made an advance payment of tax and interest that will come due upon final judgment to avoid further accrual of interest. There is no material impact to the Company’s financial position or results of operations as a result of the decision.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
	2013	2012

	(in millions)
Balance, beginning of year	$3,226	$2,477
Additions based on tax positions related to the current year	140	350
Payments	(565)	-
Additions for tax positions of prior years	23	616
Reductions for tax positions of prior years	(2,173)	(217)

Balance, end of year	$651	$3,226

Included in the balances as of December 31, 2013 and 2012, respectively, are $164 million and $237 million of unrecognized benefits that, if recognized, would affect the Company’s effective tax rate. Included in the balances as of December 31, 2013 and 2012, respectively, are $487 million and $2,989 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest or penalties, the disallowance of the shorter deductibility period would not affect the annual effective rate, but would accelerate the payment of taxes to an earlier period.

The Company’s liability for unrecognized tax benefits may decrease in the next twelve months pending the outcome of remaining issues associated with the 1997 through 2009 IRS audit. A reasonable estimate of the decrease cannot be determined at this time; however, the Company believes that the ultimate resolution will not result in a material change to its consolidated financial statements. Excluding the effect of interest and penalties, this has no impact on the annual effective rate, but would accelerate the payment of taxes to an earlier period.

The Company recognizes interest accrued and penalties in income tax expense. The Company recognized approximately $12 million and $34 million of interest benefit for the years ended December 31, 2013 and 2012, respectively, and $161 million of interest expense for the year ended December 31, 2011. The Company had approximately $422 million and $1,157 million accrued for interest as of December 31, 2013 and 2012, respectively. The Company did not recognize material penalties for the years ended December 31, 2013, 2012 and 2011.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Commitments, Guarantees, Contingencies, and Legal Proceedings

Commitments. The Company has extended commitments to purchase U.S. private debt and to issue mortgage loans on real estate totaling $2,328 million and $126 million, respectively, at December 31, 2013. If funded, loans related to real estate mortgages would be fully collateralized by the mortgaged properties. The Company monitors the creditworthiness of borrowers under long-term bond commitments and requires collateral as deemed necessary. Approximately 46% of these commitments expire in 2014 and the majority of the remainder expires by 2018.

The Company leases office space under non-cancelable operating lease agreements with various expiration dates. Rental expenses, net of sub-lease income, were $17 million, $18 million and $20 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2001, the Company entered into an office ground lease agreement, which expires on September 20, 2096. During 2012, the Company entered into a parking lease agreement, which expires on December 31, 2050. The terms of the lease agreements provide for adjustments in future periods. The future minimum lease payments, by year and in the aggregate, under these leases and other non-cancelable operating leases along with the associated sub-lease income are as follows:

	Non-cancelable Operating Leases	Sub-lease Income

	(in millions)
2014	36	14
2015	20	3
2016	12	-
2017	9	-
2018	6	-
Thereafter	361	-

Total	444	17

Other than the Company’s investment in real estate, the Company does not have any material sub-lease income related to its office space. Leasing of investment real estate is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

The Company’s investment in leveraged leases relates to equipment used primarily in the transportation industries; however, this type of leasing transaction is not a significant part of the Company’s business activities in terms of revenue, net income, or assets.

Guarantees. In the course of business, the Company enters into guarantees which vary in nature and purpose and which are accounted for and disclosed under U.S. GAAP specific to the insurance industry. The Company had no guarantees outstanding outside the scope of insurance accounting at December 31, 2013.

Contingencies. The Company is an investor in a number of leasing transactions. On August 5, 2013, the U.S. Tax Court issued an opinion in the litigation between John Hancock and the IRS involving the tax treatment of certain leveraged lease investments. The Court’s opinion effectively ruled against the Company with respect to deductions claimed for tax years 1997-2001. Final judgment in the case is pending and expected in 2014. The Company is reviewing its appeals options and has made an advance payment of tax and interest that will come due upon final judgment to avoid further accrual of interest. There is no material impact to the Company’s financial position or results of operations as a result of the decision.

The Company acts as an intermediary/broker in OTC derivative instruments. In these cases, the Company enters into derivative transactions on behalf of affiliated companies and then enters into offsetting derivative transactions with the affiliate. In the event of default of either party, the Company is still obligated to fulfill its obligations with the other party.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 13 — Commitments, Guarantees, Contingencies, and Legal Proceedings - (continued)

Legal Proceedings. The Company is regularly involved in litigation, both as a defendant and as a plaintiff. The litigation naming the Company as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, an employer, and a taxpayer. In addition, the Michigan Department of Insurance and Financial Services, state attorneys general, the SEC, the Financial Regulatory Authority, and other government and regulatory bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning the Company’s compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. An estimation of the range of potential outcomes in any given matter is often unavailable until such matters have developed and sufficient information emerges to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

Note 14 — Shareholder’s Equity

Capital Stock

The Company has two classes of capital stock, preferred stock and common stock. All of the outstanding preferred and common stock of the Company is owned by MIC, its parent.

Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) were as follows:

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Shareholder’s Equity - (continued)

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income (Loss)

	(in millions)
Balance at January 1, 2011	$988	$234	$(44)	$4	$1,182
Gross unrealized investment gains (net of deferred income tax expense of $1,817)	3,371				3,371
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $373)	(692)				(692)
Adjustment for policyholder liabilities (net of deferred income tax benefit of $355)	(659)				(659)
Adjustment for deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability (net of deferred income tax benefit of $418)	(775)				(775)

Net unrealized investment gains	1,245				1,245
Foreign currency translation adjustment (net of deferred income tax expense of $0)			13		13
Pension and postretirement benefits:
Change in prior service cost (net of deferred income tax benefit of $0)				-	-
Change in net actuarial loss (net of deferred income tax benefit of $0)				-	-
Net unrealized losses on split-dollar life insurance benefit (net of deferred income tax benefit of $0)				-	-
Net gains on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax expense of $957)		1,777			1,777
Reclassification of net cash flow hedge gains to net income (net of deferred income tax expense of $32)		(59)			(59)

Balance at December 31, 2011	$2,233	$1,952	$(31)	$4	$4,158

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Shareholder’s Equity - (continued)

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income (Loss)

	(in millions)
Balance at January 1, 2012	$2,233	$1,952	$(31)	$4	$4,158
Gross unrealized investment gains (net of deferred income tax expense of $902)	1,677				1,677
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $369)	(686)				(686)
Adjustment for policyholder liabilities (net of deferred income tax benefit of $135)	(251)				(251)
Adjustment for deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability (net of deferred income tax expense of $64)	118				118

Net unrealized investment gains	858				858
Foreign currency translation adjustment (net of deferred income tax benefit of $0)			(50)		(50)
Pension and postretirement benefits:
Change in prior service cost (net of deferred income tax benefit of $0)				-	-
Change in net actuarial loss (net of deferred income tax benefit of $0)				-	-
Net unrealized losses on split-dollar life insurance benefit (net of deferred income tax benefit of $0)				-	-
Net gains on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax expense of $349)		648			648
Reclassification of net cash flow hedge gains to net income (net of deferred income tax expense of $113)		(209)			(209)

Balance at December 31, 2012	$3,091	$2,391	$(81)	$4	$5,405

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Shareholder’s Equity - (continued)

	Net Unrealized Investment Gains (Losses)	Net Accumulated Gain (loss) on Cash Flow Hedges	Foreign Currency Translation Adjustment	Additional Pension and Postretirement Unrecognized Net Periodic Benefit Cost	Accumulated Other Comprehensive Income (Loss)

	(in millions)
Balance at January 1, 2013	$3,091	$2,391	$(81)	$4	$5,405
Gross unrealized investment losses (net of deferred income tax benefit of $1,698)	(3,152)				(3,152)
Reclassification adjustment for gains realized in net income (net of deferred income tax expense of $66)	(123)				(123)
Adjustment for policyholder liabilities (net of deferred income tax expense of $260)	481				481
Adjustment for deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability (net of deferred income tax expense of $325)	603				603

Net unrealized investment losses	(2,191)				(2,191)
Foreign currency translation adjustment (net of deferred income tax benefit of $0)			(11)		(11)
Pension and postretirement benefits:
Change in prior service cost (net of deferred income tax benefit of $0)				-	-
Change in net actuarial loss (net of deferred income tax benefit of $0)				-	-
Net unrealized losses on split-dollar life insurance benefit (net of deferred income tax benefit of $0)				-	-
Net losses on the effective portion of the change in fair value of cash flow hedges (net of deferred income tax benefit of $509)		(944)			(944)
Reclassification of net cash flow hedge gains to net income (net of deferred income tax expense of $175)		(324)			(324)

Balance at December 31, 2013	$900	$1,123	$(92)	$4	$1,935

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Shareholder’s Equity - (continued)

Information regarding amounts reclassified out of each component of AOCI was as follows:

	Amounts Reclassified from AOCI (1)

	Year Ended December 31, 2013	Affected Line Item in Consolidated Statement of Operations

Unrealized investment gains (losses): (2) (3)
Net unrealized gains (losses)	$195	Other net realized investment and other gains (losses)
OTTI	(6)	Portion of loss recognized in other comprehensive income

Net realized gains (losses) before income tax	189
Income tax (expense) benefit	(66)

Net realized gains (losses), net of income tax	$123

Unrealized gains (losses) on derivatives—cash flow hedges:
Interest rate swaps	$500	Other net realized investment and other gains (losses)
Foreign currency swaps	(2)	Other net realized investment and other gains (losses)
Foreign currency forwards	-	Other net realized investment and other gains (losses)
Equity market contracts	-	Other net realized investment and other gains (losses)

Net gains (losses) on cash flow hedges, before income tax	498
Income tax (expense) benefit	(174)

Net gains (losses) on cash flow hedges, net of income tax	$324

Foreign currency translation adjustment:
Foreign currency translation adjustment, before income tax	$-	Other net realized investment and other gains (losses)
Income tax (expense) benefit	-

Foreign currency translation adjustment, net of income tax	$-

Total reclassifications for the year, net of income tax	$447

(1)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(2)	Amounts reflect investment gains (losses) that were previously unrealized and reclassified to the Consolidated Statements of Operations during the period as realized.
(3)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition costs, deferred sales inducements, value of business acquired, unearned revenue liability, and policyholder liabilities.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Shareholder’s Equity - (continued)

Net unrealized investment gains (losses) included on the Company’s Consolidated Balance Sheets as a component of shareholder’s equity are summarized below:

	Years ended December 31,

	2013	2012	2011

	(in millions)
Balance, end of year comprises:
Unrealized investment gains (losses) on:
Fixed maturity securities	$2,283	$7,378	$5,932
Equity securities	513	471	365
Other investments	19	5	33

Total (1)	2,815	7,854	6,330
Amounts of unrealized investment gains (losses) attributable to:
Deferred policy acquisition costs, deferred sales inducements, value of business acquired, and unearned revenue liability	(714)	(1,642)	(1,824)
Policyholder liabilities	(716)	(1,456)	(1,070)
Deferred income taxes	(485)	(1,665)	(1,203)

Total	(1,915)	(4,763)	(4,097)

Net unrealized investment gains (losses)	$900	$3,091	$2,233

(1)	Includes unrealized investment gains (losses) on invested assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See Reinsurance Note for information on the associated MRBL reinsurance agreement.

Statutory Results

The Company and its wholly-owned subsidiaries, JHNY and JHLH, are required to prepare financial statements in accordance with accounting practices prescribed or permitted by the insurance departments of their states of domicile, which are Michigan, New York, and Massachusetts, respectively.

The principal differences between statutory financial statements and financial statements prepared in accordance with USGAAP are that statutory financial statements do not reflect DAC, bonds may be carried at amortized cost, assets and liabilities are presented net of reinsurance, policy and contract obligations are generally valued using more conservative assumptions and certain assets are non-admitted.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, JHUSA, JHNY and JHLH met the minimum RBC requirements.

Company	State of Domicile	Statutory Net Income (Loss)		Statutory Capital and Surplus

	(in millions)
		2013	2012	2013	2012

JHUSA	Michigan	$3,015	$221	$5,809	$5,794
JHNY	New York	466	69	1,284	1,005
JHLH	Massachusetts	82	12	683	665

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 14 — Shareholder’s Equity - (continued)

Under Michigan State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Director. Dividends to the shareholder that may be paid without prior approval of the Director are limited by the laws of the State of Michigan. Such dividends are permissible if, together with other dividends or distributions made within the preceding 12 months, they do not exceed the greater of 10% of the JHUSA surplus as of December 31 of the preceding year, or the net gain from operations for the 12 month period ending December 31 of the immediately preceding year. JHUSA paid a shareholder dividend of $300 million to MIC in 2013. JHUSA paid no shareholder dividends to MIC for the years ended December 31, 2012 and 2011.

Under New York State insurance laws, no insurer may pay any shareholder dividends from any source other than statutory earned surplus without the prior approval of the Superintendent of Financial Services (the “Superintendent”). New York State law also limits the aggregate amount of dividends a life insurer may pay in any calendar year, without the prior permission of the Superintendent, to the lesser of (i) 10% of its statutory policyholders’ surplus as of the immediately preceding calendar year or (ii) the company’s statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. JHNY paid no shareholder dividends to JHUSA for the years ended December 31, 2013, 2012 and 2011.

Under Massachusetts insurance law, no insurer may pay any shareholder dividends from any source other than statutory unassigned surplus without the prior approval of the Insurance Commissioner. Massachusetts law also limits the amount of total shareholder dividends that a life insurer may pay within a rolling 12-month period, without the prior permission of the Commissioner, to the greater of (i) 10% of its statutory policyholders’ surplus as of December 31 of the preceding year or (ii) the company’s statutory net gain from operations for the preceding year ending December 31. JHLH paid no shareholder dividends to JHUSA for the years ended December 31, 2013, 2012 and 2011.

Note 15 — Pension and Other Postretirement Benefit Plans

Retirement Plans. The Company participates in the John Hancock Pension Plan, a qualified defined benefit plan that covers substantially all of its employees. The Company also participates in the John Hancock Non-Qualified Pension Plan, a nonqualified defined benefit plan for employees whose qualified cash balance benefit is restricted by the Internal Revenue Code. Both plans are sponsored by MIC. The non-qualified defined benefit plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under this plan continue to be subject to the plan’s provisions.

The Company is jointly and severally liable for the funding requirements of the plans and will recognize its allocation, from MIC, of the required contributions to the plans as pension expense in its Consolidated Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate payments into the trust for the qualified plan and payments to participants for the non-qualified plan. The expense for these plans was $42 million, $59 million and $41 million in 2013, 2012 and 2011, respectively.

The Company participates in the John Hancock Supplemental Retirement Plan, a non-qualified defined contribution plan maintained by MFC, which was established as of January 1, 2008 with participant directed investment options. The expense for this plan was $16 million, $7 million and $6 million in 2013, 2012 and 2011, respectively. The prior non-qualified defined contribution plan was frozen except for grandfathered participants as of January 1, 2008, and the benefits accrued under the prior plan continue to be subject to the prior plan provisions.

The Company also maintains separate rabbi trusts for the purpose of holding assets to be used to satisfy its obligations with respect to certain other non-qualified retirement plans of $406 million and $439 million at December 31, 2013 and 2012, respectively. In the event of insolvency of the Company, the rabbi trust assets can be used to satisfy claims of general creditors.

401 (k) Plans. The Company participates in qualified defined contribution plans for its employees who meet certain eligibility requirements. These plans include the Investment-Incentive Plan for John Hancock Employees and the John Hancock Savings and Investment Plan. Both plans are sponsored by JHUSA. Expense is primarily comprised of the amounts the Company contributes to the plans, which fully matches eligible participants’ basic pre-tax or Roth contributions, subject to a 4% per participant maximum. The expense for the defined contribution plans was $19 million, $19 million and $19 million in 2013, 2012 and 2011, respectively.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 15 — Pension and Other Postretirement Benefit Plans - (continued)

Deferred Compensation Plan. The Company maintains the Deferred Compensation Plan for Certain Employees of John Hancock, and the Deferred Compensation Plan of the John Hancock Financial Network, both of which are deferred compensation plans sponsored by MFC. These plans are for a select group of management or highly compensated employees and certain qualified agents. The plans are fully funded and accounts are maintained by a third-party administrator. Under these plans, participants have the flexibility and opportunity to invest their plan balances in mutual funds. The liability for these plans at December 31, 2013 and 2012 was $89 million and $76 million, respectively.

Prior to January 1, 2006, the Company offered the Legacy Deferred Compensation Plan for Certain Employees of John Hancock Life Insurance Company (USA), the legacy plan, which is closed to new participation and is unfunded. These are notional accounts and all liabilities have remained with the Company and are paid out of general account assets when a distribution is taken. The liability for this plan at December 31, 2013 and 2012 was $18 million and $17 million, respectively.

Postretirement Benefit Plan. The Company participates in the John Hancock Employee Welfare Plan which is sponsored by MIC. Certain employees hired prior to January 1, 2005 who meet age and service criteria may be eligible for these postretirement benefits in accordance with the plan’s provisions. The majority of retirees contribute a portion of the total cost of postretirement medical benefits. Life insurance benefits are based on final compensation subject to the plan maximum. The Welfare Plan was amended effective January 1, 2007 whereby participants who had not reached a certain age and years of service with the Company were no longer eligible for such Company contributory benefits. Also, the number of years of service required to be eligible for the benefit was increased to 15 years for all participants.

Consistent with the pension plan, the Company is jointly and severally liable for the funding requirements of the plan and will recognize its allocation, from MIC, of the benefits earned by plan participants as postretirement benefits expense in its Consolidated Statements of Operations. The allocation is derived by utilizing participant data, provided by the plan actuary, to calculate claim payments to participants in these plans. The expense for this plan was $32 million, $30 million, and $46 million in 2013, 2012 and 2011, respectively.

Note 16 — Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. The exit value assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale.

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•

Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. Active markets are defined as having the following characteristics for the measured asset/liability; (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads, and (v) most information is publicly available. Valuations are based on quoted prices reflecting market transactions involving assets or liabilities identical to those being measured. Level 1 assets primarily include exchange traded equity securities and certain separate account assets.

•

Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in inactive markets, inputs that are observable that are not prices (such as interest rates, credit risks, etc.), and inputs that are derived from or corroborated by observable market data. Most fixed maturity securities are classified within Level 2. Also included in the Level 2 category are financial instruments that are priced using models with observable market inputs, including most derivative financial instruments and certain separate account assets and liabilities.

•

Level 3 – Fair value measurements using significant nonmarket observable inputs. These include valuations for assets and liabilities that are derived using data, some or all of which is not market observable data, including assumptions about risk. Level 3 securities include less liquid securities, such as structured asset-backed securities, commercial mortgage-backed

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

securities, and other securities that have little or no price transparency. Embedded and complex derivative financial instruments and separate account investments in timber and agriculture are also included in Level 3.

Determination of Fair Value

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. When available, the Company uses quoted market prices to determine fair value and classifies such items within Level 1 or 2. If quoted market prices are not available, fair value is based upon valuation techniques, which discount expected cash flows utilizing independent market observable interest rates based on the credit quality and duration of the instrument. Items valued using models are classified according to the lowest level input that is significant to the valuation. Thus, an item may be classified in Level 3 even though significant market observable inputs are used.

The Company utilizes a Valuation Quality Assurance (“VQA”) team of security analysts. The MFC Chief Investment Officer has ultimate responsibility over the VQA team. The team ensures quality and completeness of all daily and monthly prices. Prices are received from external pricing vendors and brokers and are put through a quality assurance process which includes review of price movements relative to the market, comparison of prices between vendors, and internal matrix pricing. All inputs to our pricing matrix are external observable inputs extracted and entered by the VQA team. Broker quotes are used only when no external public vendor prices are available.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy:

•

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis and Reported in the Consolidated Balance Sheets – This category includes assets and liabilities measured at fair value on a recurring and nonrecurring basis. Financial instruments measured on a recurring basis include fixed maturity securities, equity securities, short-term investments, real estate joint ventures and other limited partnership interests, derivatives, and separate account assets and liabilities. Assets measured at fair value on a nonrecurring basis include limited partnership interests, goodwill and other intangible assets, which are reported at fair value only in the period in which an impairment is recognized.

•

Assets and Liabilities Disclosed at Fair Value on a Recurring Basis – This category includes mortgage loans on real estate, policy loans, cash and cash equivalents, consumer notes, debt and affiliated debt, and policyholders’ funds.

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis

Fixed Maturity Securities

For fixed maturity securities, including corporate debt, U.S. Treasury, commercial and residential mortgage-backed securities, asset-backed securities, collateralized debt obligations, issuances by foreign governments, and obligations of state and political subdivisions, fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). The significant inputs into these models include, but are not limited to, yield curves, credit risks and spreads, measures of volatility, and prepayment speeds. These fixed maturity securities are classified within Level 2. Fixed maturity securities with significant pricing inputs which are unobservable are classified within Level 3.

Equity Securities

Equity securities are comprised of common stock and are classified within Level 1, as fair values are based on quoted market prices in active markets. Common stocks not traded in active markets are classified within Level 3.

Short-Term Investments

Short-term investments are comprised of securities due to mature within one year of the date of purchase. Those that are traded in active markets are classified within Level 1, as fair values are based on quoted market prices. Securities such as commercial paper and discount notes are classified within Level 2 because these securities are typically not actively traded due to their short maturities and, as such, their cost generally approximates fair value.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

Real Estate Joint Ventures and Other Limited Partnership Interests

The amounts disclosed in the following tables consist of those investments accounted for using the cost method. The estimated fair values for such cost method investments are generally based on the Company’s share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

Derivatives

The fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The pricing models used are based on market standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), and volatility. The Company’s derivatives are generally classified within Level 2 given the significant inputs to the pricing models for most OTC derivatives are observable or can be corroborated by observable market data. Inputs that are observable generally include interest rates, foreign currency exchange rates, and interest rate curves; however, certain OTC derivatives may rely on inputs that are significant to the fair value, but are unobservable in the market or cannot be derived principally from or corroborated by observable market data and would be classified within Level 3. Inputs that are unobservable generally include broker quotes, volatilities, and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures. These unobservable inputs may involve significant management judgment or estimation.

Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Embedded Derivatives

The Company holds assets and liabilities classified as embedded derivatives on the Consolidated Balance Sheets. These assets include guaranteed minimum income benefits that are ceded under modified coinsurance reinsurance arrangements (“Reinsurance GMIB Assets”). Liabilities include policyholder benefits offered under variable annuity contracts such as GMWB with a term certain and embedded reinsurance derivatives.

Embedded derivatives are recorded on the Consolidated Balance Sheets at fair value, separately from their host contract, and the change in their fair value is reflected in net income. Many observable factors including, but not limited to, market conditions, credit ratings, and risk margins related to non-capital market inputs may result in significant fluctuations in the fair value of embedded derivatives that could materially affect net income. Embedded derivatives which are valued using observable market inputs are classified within Level 2 of the fair value hierarchy. Some embedded derivatives, mainly benefit guarantees for variable annuity products, utilize significant pricing inputs which are unobservable. These unobservable inputs are received from third party valuation experts and include equity volatility, mortality rates, lapse rates and utilization rates. Embedded derivatives with significant unobservable inputs are classified within Level 3.

The fair value of embedded derivatives related to GMIB and GMWB is estimated as the present value of future benefits less the present value of future fees. The fair value calculation includes assumptions for risk margins including nonperformance risk.

Risk margins are established to capture the risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, persistency, partial withdrawal, and surrenders. The establishment of these actuarial assumptions, risk margins, nonperformance risk, and other inputs requires the use of significant judgment.

Nonperformance risk refers to the risk that the obligation will not be fulfilled and affects the value of the liability. The fair value measurement assumes that the nonperformance risk is the same before and after the transfer; therefore, fair value reflects the reporting entity’s own credit risk.

Nonperformance risk for liabilities held by the Company is based on MFC’s own credit risk, which is determined by taking into consideration publicly available information relating to MFC’s debt, as well as its claims paying ability. Nonperformance risk is also reflected in the reinsurance GMIB assets held by the Company. The credit risk of the

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

reinsurance companies is most representative of the nonperformance risk for the reinsurance GMIB assets and is derived from publicly available information relating to the reinsurance companies’ publicly issued debt. As such, the reinsurance contract embedded derivatives are classified within Level 2.

The fair value of embedded derivatives related to reinsurance agreements is determined based on a total return swap methodology. These total return swaps are reflected as assets or liabilities on the Consolidated Balance Sheets representing the difference between the adjusted statutory book value and fair value of the related modified coinsurance assets with ongoing changes in fair value recorded in net realized investment and other gains (losses). The fair value of the underlying assets is based on the valuation approach for similar assets described herein.

Separate Account Assets and Liabilities

Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheets. Assets owned by the Company’s separate accounts primarily include investments in funds, fixed maturity securities, equity securities, real estate, short-term investments, and cash and cash equivalents. For separate accounts structured as a non-unitized fund, the fair value of the separate account assets is based on the fair value of the underlying assets owned by the separate account. For separate accounts structured as a unitized fund, the fair value of separate account assets is based on the fair value of the underlying funds owned by the separate account. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose interest in the separate account assets is recorded by the Company as separate account liabilities. Separate account liabilities are set equal to the fair value of separate account assets.

The fair value of fund investments is based upon quoted market prices or reported NAV. Fund investments that are traded in an active market and have a NAV that the Company can access at the measurement date are classified within Level 1. The fair values of fixed maturity securities, equity securities, short-term investments, and cash equivalents held by separate accounts are determined on a basis consistent with the methodologies described herein for similar financial instruments held within the Company’s general account and may be classified within Level 1, 2, or 3, accordingly.

Separate account assets classified as Level 3 consist primarily of fixed maturity and equity investments in private companies, which own timber and agriculture and carry it at fair value. The values of the timber and agriculture investments are estimated using generally accepted valuation techniques. A comprehensive appraisal is performed shortly after initial purchase and at two or three-year intervals thereafter. Appraisal updates are conducted according to client contracts, generally at one-year or six-month intervals. In the quarters in which an investment is not independently appraised or its valuation updated, the market value is reviewed by management. The valuation of an investment is adjusted only if there has been a significant change in economic circumstances related to the investment since acquisition or the most recent independent valuation and upon the independent appraiser’s review and concurrence with management. Further, these valuations are prepared giving consideration to the income, cost, and sales comparison approaches of estimating asset value. The significant unobservable inputs used in the fair value measurement of the Company’s timberland investments are harvest volumes, timber prices, operating costs and discount rates. Significant changes to any one of these inputs in isolation could result in a significant change to fair value measurement. Holding other factors constant, an increase to either harvest volumes or timber prices would tend to increase the fair value of a timberland investment, while an increase in operating costs or discount rate would have the opposite effect. These investments are classified as Level 3 by the companies owning them, and therefore the equity investments in these companies are considered to be Level 3 by the Company.

Assets and Liabilities Disclosed at Fair Value on a Recurring Basis

Mortgage Loans on Real Estate

The fair value of unimpaired mortgage loans is estimated using discounted cash flows and takes into account the contractual maturities and discount rates, which were based on current market rates for similar maturity ranges and adjusted for risk due to the property type.

Policy Loans

These loans are carried at unpaid principal balances, which approximate their fair values.

Cash and Cash Equivalents

The carrying values for cash and cash equivalents approximate fair value due to the short-term maturities of these instruments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

Policyholders’ Funds

Policyholders’ funds include guaranteed investment contracts, funding agreements, fixed-rate deferred annuities, term certain and supplementary contracts without life contingencies, and certain balances that can be withdrawn by the policyholder at any time without prior notice or penalty. The fair values associated with guaranteed investment contracts, funding agreements, term certain and supplementary contracts without life contingencies are determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread. The fair value of fixed-rate deferred annuities is estimated by projecting multiple stochastically generated interest rate scenarios under a risk neutral environment reflecting inputs (interest rate, volatility, etc.) observable at the valuation date. For those balances that can be withdrawn by the policyholder at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the policyholder as of the reporting date, which is generally the carrying value.

Debt and Affiliated Debt

The fair value of the Company’s short-term and long-term debt and affiliated debt transactions is estimated using discounted cash flows based on the Company’s incremental borrowing rates for similar type of borrowing arrangements. Short-term debt and long-term debt includes fixed rate notes. Affiliated debt includes variable and fixed rate notes receivable from and payable to related parties.

Consumer Notes

The fair value of consumer notes is determined by projecting cash flows and discounting the cash flows at current corporate rates, defined as U.S. Treasury rates plus MFC’s corporate spread. The fair value attributable to credit risk represents the present value of the spread.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

The table below presents the fair value by fair value hierarchy level for assets and liabilities that are reported at fair value in the Consolidated Balance Sheets:

	December 31, 2013
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Fixed maturity securities available-for-sale (1):
Corporate debt securities (5)	$39,185	$39,185	$-	$36,272	$2,913
Commercial mortgage-backed securities	781	781	-	496	285
Residential mortgage-backed securities	167	167	-	4	163
Collateralized debt obligations	53	53	-	5	48
Other asset-backed securities	1,025	1,025	-	1,002	23
U.S. Treasury and agency securities	8,881	8,881	-	8,876	5
Obligations of states and political subdivisions (6)	4,630	4,630	-	4,491	139
Debt securities issued by foreign governments	1,553	1,553	-	1,553	-

Total fixed maturity securities available-for-sale	56,275	56,275	-	52,699	3,576

Fixed maturity securities held-for-trading:
Corporate debt securities (5)	965	965	-	930	35
Commercial mortgage-backed securities	59	59	-	49	10
Residential mortgage-backed securities	1	1	-	-	1
Collateralized debt obligations	-	-	-	-	-
Other asset-backed securities	28	28	-	28	-
U.S. Treasury and agency securities	69	69	-	69	-
Obligations of states and political subdivisions (6)	80	80	-	71	9
Debt securities issued by foreign governments	14	14	-	14	-

Total fixed maturity securities held-for-trading	1,216	1,216	-	1,161	55

Equity securities available-for-sale	191	191	191	-	-
Equity securities held-for-trading	284	284	284	-	-
Short-term investments	2,892	2,892	-	2,892	-
Other invested assets (2)	375	375	-	-	375
Derivative assets (3):
Interest rate swaps	7,290	7,290	-	7,283	7
Interest rate treasury locks	-	-	-	-	-
Interest rate options	21	21	-	-	21
Interest rate futures	-	-	-	-	-
Foreign currency swaps	117	117	-	117	-
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	36	36	-	-	36
Equity options	248	248	-	26	222
Equity index futures	-	-	-	-	-
Credit default swaps	8	8	-	8	-
Embedded derivatives (4):
Reinsurance contracts	-	-	-	-	-
Benefit guarantees (7)	1,230	1,230	-	-	1,230
Assets held in trust (8)	2,565	2,565	928	1,595	42
Separate account assets	154,258	154,258	146,845	5,194	2,219

Total assets at fair value	$227,006	$227,006	$148,248	$70,975	$7,783

Liabilities:
Derivatives liabilities (3):
Interest rate swaps	$5,113	$5,113	$-	$5,113	$-
Interest rate treasury locks	385	385	-	-	385
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	296	296	-	277	19
Foreign currency forwards	1	1	-	1	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	-	-	-	-	-
Equity options	-	-	-	-	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-
Embedded derivatives (4):
Reinsurance contracts	2,329	2,329	-	2,329	-
Participating pension contracts	115	115	-	115	-
Benefit guarantees (7)	257	257	-	-	257

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

Separate account liabilities	154,258	154,258	146,845	5,194	2,219

Total liabilities at fair value	$162,754	$162,754	$146,845	$13,029	$2,880

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

	December 31, 2012
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets:
Fixed maturity securities available-for-sale (1):
Corporate debt securities (5)	$41,693	$41,693	$-	$38,004	$3,689
Commercial mortgage-backed securities	1,394	1,394	-	1,166	228
Residential mortgage-backed securities	242	242	-	4	238
Collateralized debt obligations	106	106	-	6	100
Other asset-backed securities	894	894	-	847	47
U.S. Treasury and agency securities	12,095	12,095	-	12,095	-
Obligations of states and political subdivisions (6)	5,394	5,394	-	4,831	563
Debt securities issued by foreign governments	1,467	1,467	-	1,467	-

Total fixed maturity securities available-for-sale	63,285	63,285	-	58,420	4,865

Fixed maturity securities held-for-trading:
Corporate debt securities (5)	997	997	-	955	42
Commercial mortgage-backed securities	145	145	-	134	11
Residential mortgage-backed securities	1	1	-	-	1
Collateralized debt obligations	2	2	-	1	1
Other asset-backed securities	24	24	-	23	1
U.S. Treasury and agency securities	190	190	-	190	-
Obligations of states and political subdivisions (6)	81	81	-	70	11
Debt securities issued by foreign governments	1	1	-	1	-

Total fixed maturity securities held-for-trading	1,441	1,441	-	1,374	67

Equity securities available-for-sale	386	386	386	-	-
Equity securities held-for-trading	252	252	252	-	-
Short-term investments	2,145	2,145	-	2,145	-
Other invested assets (2)	367	367	-	-	367
Derivative assets (3):
Interest rate swaps	11,502	11,502	-	11,484	18
Interest rate treasury locks	-	-	-	-	-
Interest rate options	43	43	-	-	43
Interest rate futures	-	-	-	-	-
Foreign currency swaps	268	268	-	268	-
Foreign currency forwards	10	10	-	10	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	5	5	-	-	5
Equity options	5	5	-	5	-
Equity index futures	-	-	-	-	-
Credit default swaps	6	6	-	6	-
Embedded derivatives (4):
Reinsurance contracts	14	14	-	14	-
Benefit guarantees (7)	2,701	2,701	-	-	2,701
Assets held in trust (8)	2,487	2,487	886	1,546	55
Separate account assets	140,626	140,626	132,994	5,409	2,223

Total assets at fair value	$225,543	$225,543	$134,518	$80,681	$10,344

Liabilities:
Derivatives liabilities (3):
Interest rate swaps	$4,499	$4,499	$-	$4,498	$1
Interest rate treasury locks	-	-	-	-	-
Interest rate options	-	-	-	-	-
Interest rate futures	-	-	-	-	-
Foreign currency swaps	562	562	-	517	45
Foreign currency forwards	-	-	-	-	-
Foreign currency futures	-	-	-	-	-
Equity total return swaps	6	6	-	-	6
Equity options	1	1	-	1	-
Equity index futures	-	-	-	-	-
Credit default swaps	-	-	-	-	-
Embedded derivatives (4):
Reinsurance contracts	3,371	3,371	-	3,371	-
Participating pension contracts	129	129	-	129	-
Benefit guarantees (7)	1,217	1,217	-	-	1,217
Separate account liabilities	140,626	140,626	132,994	5,409	2,223

Total liabilities at fair value	$150,411	$150,411	$132,994	$13,925	$3,492

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

(1)	Fixed maturity securities available-for-sale exclude leveraged leases of $1,723 million and $1,711 million at December 31, 2013 and 2012, respectively. The Company calculates the carrying value of its leveraged leases by accruing income at its expected internal rate of return.
(2)	Other invested assets exclude equity method and cost-accounted investments of $5,113 million and $4,488 million at December 31, 2013 and 2012, respectively.
(3)	Derivative assets and liabilities are presented gross to reflect the presentation in the Consolidated Balance Sheets, but are presented net for purposes of the Level 3 rollforward.
(4)	Embedded derivatives related to fixed maturity securities and reinsurance contracts are reported as part of the derivative asset or liability on the Consolidated Balance Sheets. Embedded derivatives related to benefit guarantees are reported as part of the reinsurance recoverable or future policy benefits on the Consolidated Balance Sheets. Embedded derivatives related to participating pension contracts are reported as part of future policy benefits on the Consolidated Balance Sheets.
(5)	Fair value of the Level 3 corporate debt securities is determined based on discounted cash flow models using discount rates based on credit spreads, yields, or price levels of publicly traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input is the yield at or beyond the 30 year point and ranged from 0 to 61 basis points and 0 to 61 basis points during 2013 and 2012, respectively.
(6)	Fair value of the Level 3 obligations of states and political subdivisions is determined based on discounted cash flow models using discount rates based on credit spreads, yields, or price levels of publicly traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input is the yield at or beyond the 30 year point and ranged from 0 to 361 basis points and 97 to 364 basis points during 2013 and 2012, respectively.
(7)	Fair value of the Level 3 benefit guarantees is determined based on discounted cash flow models. The significant unobservable inputs are equity implied volatility, base lapse rates, dynamic lapse rates, mortality rates, and 0% utilization rates. These inputs ranged from 0% to 37%, 1% to 40%, 0% to 50%, 0% to 40%, and 80% to 100% in 2013, respectively. These inputs ranged from 0% to 35%, 1% to 35%, 0% to 70%, 0% to 38%, and 80% to 100% in 2012, respectively.
(8)	Represents the fair value of assets held in trust on behalf of MRBL, which are included in amounts due from and held for affiliates on the Consolidated Balance Sheets. See the Reinsurance Note for information on the associated MRBL reinsurance agreement. The fair value of the trust assets is determined on a basis consistent with the methodologies described herein for similar financial instruments.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

The table below presents the fair value by fair value hierarchy level for certain assets and liabilities that are not reported at fair value in the Consolidated Balance Sheet, but are disclosed at fair value.

	December 31, 2013
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets
Mortgage loans on real estate	$13,412	$14,535	$-	$-	$14,535
Policy loans	5,405	5,405	-	5,405	-
Cash and cash equivalents	2,541	2,541	2,541	-	-
Affiliated debt	295	295	-	295	-

Total Assets	$21,653	$22,776	$2,541	$5,700	$14,535

Liabilities
Consumer notes	$666	$685	$-	$-	$685
Debt	521	590	-	590	-
Policyholders’ funds	14,747	14,970	-	1,414	13,556
Affiliated debt	831	831	-	831	-

Total Liabilities	$16,765	$17,076	$-	$2,835	$14,241

	December 31, 2012
	Carrying Value	Total Fair Value	Level 1	Level 2	Level 3

	(in millions)
Assets
Mortgage loans on real estate	$13,192	$15,065	$-	$-	$15,065
Policy loans	5,264	5,264	-	5,264	-
Cash and cash equivalents	3,446	3,446	3,446	-	-
Affiliated debt	295	295	-	295	-

Total Assets	$22,197	$24,070	$3,446	$5,559	$15,065

Liabilities
Consumer notes	$716	$757	$-	$-	$757
Debt	534	593	-	593	-
Policyholders’ funds	15,588	15,916	-	1,325	14,591
Affiliated debt	831	831	-	831	-

Total Liabilities	$17,669	$18,097	$-	$2,749	$15,348

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company’s policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. During the years ended December 31, 2013 and 2012, the Company did not have any transfers from Level 1 to Level 2. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. The Company did not transfer assets from Level 2 to Level 1 during the years ended December 31, 2013 and 2012.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

Level 3 Financial Instruments

The changes in Level 3 financial instruments measured at fair value on a recurring basis for the years ended December 31, 2013, 2012 and 2011 are summarized as follows:

	Balance at January 1, 2013	Net realized/unrealized gains (losses) included in:		Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2013	Change in unrealized gains (losses) included in earnings on instruments still held
		Earnings (1)	AOCI (2)					Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Fixed maturity securities available-for-sale:
Corporate debt securities	$3,689	$(66)	$(249)	$984	$-	$(41)	$(699)	$418	$(1,123)	$2,913	$-
Commercial mortgage-backed securities	228	(20)	36	85	-	(8)	(37)	3	(2)	285	-
Residential mortgage-backed securities	238	22	27	-	-	(54)	(70)	-	-	163	-
Collateralized debt obligations	100	28	4	-	-	(34)	(50)	-	-	48	-
Other asset-backed securities	47	8	(6)	2	-	-	(24)	-	(4)	23	-
US Treasury securities and obligations of US govt corporation and agencies (AFS)	-	-	5	-	-	-	-	-	-	5	-
Obligations of states and political subdivisions	563	-	(38)	153	-	-	(159)	-	(380)	139	-

Total fixed maturity securities available-for-sale	4,865	(28)	(221)	1,224	-	(137)	(1,039)	421	(1,509)	3,576	-

Fixed maturity securities held-for-trading:
Corporate debt securities	42	(9)	-	7	-	(5)	10	-	(10)	35	(3)
Commercial mortgage-backed securities	11	2	-	-	-	(3)	-	-	-	10	2
Residential mortgage-backed securities	1	-	-	-	-	-	-	-	-	1	-
Collateralized debt obligations	1	1	-	-	-	(1)	(1)	-	-	-	-
Other asset-backed securities	1	-	-	-	-	-	(1)	-	-	-	-
Obligations of states and political subdivisions	11	(2)	-	-	-	-	-	-	-	9	(2)

Total fixed maturity securities held-for-trading	67	(8)	-	7	-	(9)	8	-	(10)	55	(3)

Other invested assets	367	20	6	109	-	(36)	(106)	51	(36)	375	(4)
Net derivatives	14	(452)	27	287	-	(6)	-	-	12	(118)	(175)
Net embedded derivatives (4)	1,484	(511)	-	-	-	-	-	-	-	973	(511)
Assets held in trust	55	3	(9)	11	-	(7)	-	-	(11)	42	-
Separate account assets/ liabilities (5)	2,223	161	-	31	-	(195)	-	-	(1)	2,219	1

Total	$9,075	$(815)	$(197)	$1,669	$-	$(390)	$(1,137)	$472	$(1,555)	$7,122	$(692)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

		Net realized/unrealized gains (losses) included in:						Transfers			Change in unrealized gains (losses) included in earnings on instruments still held
	Balance at January 1, 2012	Earnings (1)	AOCI (2)	Purchases	Issuances	Sales	Settlements	Into Level 3 (3)	Out of Level 3 (3)	Balance at December 31, 2012

	(in millions)
Fixed maturity securities available-for-sale:
Corporate debt securities	$4,148	$78	$127	$1,759	$-	$(1,478)	$(217)	$50	$(778)	$3,689	$-
Commercial mortgage-backed securities	298	(21)	48	41	-	(23)	(109)	1	(7)	228	-
Residential mortgage-backed securities	361	(47)	132	85	-	(206)	(87)	-	-	238	-
Collateralized debt obligations	114	(29)	36	8	-	(13)	(16)	-	-	100	-
Other asset-backed securities	44	5	8	8	-	(7)	(11)	-	-	47	-
Obligations of states and political subdivisions	536	12	3	106	-	(74)	-	20	(40)	563	-

Total fixed maturity securities available-for-sale	5,501	(2)	354	2,007	-	(1,801)	(440)	71	(825)	4,865	-

Fixed maturity securities held-for-trading
Corporate debt securities	52	5	-	9	-	(3)	(1)	2	(22)	42	5
Commercial mortgage-backed securities	11	1	-	-	-	-	-	-	(1)	11	3
Residential mortgage-backed securities	2	-	-	-	-	-	(1)	-	-	1	-
Collateralized debt obligations	3	-	-	-	-	-	(2)	-	-	1	-
Other asset-backed securities	-	1	-	-	-	-	-	-	-	1	-
Obligations of states and political subdivisions	10	1	-	-	-	-	-	-	-	11	1

Total fixed maturity securities held-for-trading	78	8	-	9	-	(3)	(4)	2	(23)	67	9

Other invested assets	425	54	(31)	111	(16)	(176)	-	-	-	367	6
Net derivatives	8	(13)	5	45	-	7	-	-	(38)	14	34
Net embedded derivatives (4)	1,745	(256)	-	-	-	-	-	-	(5)	1,484	(256)
Assets held in trust	72	-	-	-	-	-	(2)	-	(15)	55	-
Separate account assets/liabilities (5)	2,152	101	-	111	-	(141)	-	-	-	2,223	-

Total	$9,981	$(108)	$328	$2,283	$(16)	$(2,114)	$(446)	$73	$(906)	$9,075	$(207)

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

	Balance at January 1, 2011	Net realized/unrealized gains (losses) included in:		Purchases	Issuances	Sales	Settlements	Transfers		Balance at December 31, 2011	Change in unrealized gains (losses) included in earnings on instruments still held
		Earnings (1)	AOCI (2)					Into Level 3 (3)	Out of Level 3 (3)

	(in millions)
Fixed maturity securities available-for-sale:
Corporate debt securities	$3,301	$13	$200	$872	$-	$-	$(424)	$336	$(150)	$4,148	$-
Commercial mortgage-backed securities	485	(17)	(11)	-	-	-	(159)	-	-	298	-
Residential mortgage-backed securities	450	1	17	-	-	-	(107)	-	-	361	-
Collateralized debt obligations	103	(6)	29	-	-	-	(12)	-	-	114	-
Other asset-backed securities	79	(7)	1	-	-	-	(25)	16	(20)	44	-
Obligations of states and political subdivisions	408	-	55	87	-	-	-	-	(14)	536	-

Total fixed maturity securities available-for-sale	4,826	(16)	291	959	-	-	(727)	352	(184)	5,501	-

Fixed maturity securities held-for-trading
Corporate debt securities	36	14	-	23	-	-	(3)	-	(18)	52	14
Commercial mortgage-backed securities	15	(1)	-	-	-	-	(3)	-	-	11	(1)
Residential mortgage-backed securities	3	-	-	-	-	-	(1)	-	-	2	-
Collateralized debt obligations	3	-	-	-	-	-	-	-	-	3	-
Other asset-backed securities	1	-	-	-	-	-	-	-	(1)	-	-
Obligations of states and political subdivisions	-	1	-	9	-	-	-	-	-	10	1

Total fixed maturity securities held-for-trading	58	14	-	32	-	-	(7)	-	(19)	78	14

Other invested assets	230	20	(3)	75	-	(6)	(50)	159	-	425	22
Net derivatives	19	1	19	13	-	-	-	-	(44)	8	2
Net embedded derivatives (4)	967	778	-	-	-	-	-	-	-	1,745	778
Assets held in trust	61	-	12	-	-	-	(1)	-	-	72	12
Separate account assets/ liabilities (5)	2,075	(14)	53	67	-	-	(29)	-	-	2,152	60

Total	$8,236	$783	$372	$1,146	$-	$(6)	$(814)	$511	$(247)	$9,981	$888

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 16 — Fair Value Measurements - (continued)

1)	This amount is included in net realized investment and other gains (losses) on the Consolidated Statements of Operations.
2)	This amount is included in net unrealized investment gains (losses) within AOCI on the Consolidated Balance Sheets.
3)	For financial assets that are transferred into and/or out of Level 3, the Company uses the fair value of the assets at the beginning of the reporting period.
4)	The earnings amount is included in benefits to policyholders on the Consolidated Statements of Operations.
5)	Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders whose liability is reflected within separate account liabilities.

The Company may hedge positions with offsetting positions that are classified in a different level. For example, the gains and losses for assets and liabilities in the Level 3 category presented in the tables above may not reflect the effect of offsetting gains and losses on hedging instruments that have been classified by the Company in the Level 1 and Level 2 categories.

The transfers into Level 3 primarily result from securities that were impaired during the year or securities where a lack of observable market data (versus the previous year) resulted in reclassifying assets into Level 3. The transfers out of Level 3 primarily result from observable market data becoming available for that asset, thus eliminating the need to extrapolate market data beyond observable points.

Assets Measured at Fair Value on a Nonrecurring Basis

Certain assets are reported at fair value on a nonrecurring basis, including investments such as, limited partnership interests, goodwill and other intangible assets, which are reported at fair value only in the period in which an impairment is recognized. The fair value is calculated using models that are widely accepted in the financial services industry. For the years ended December 31, 2013 and 2012, the Company did not record a goodwill impairment. During the year ended December 31, 2011, the Company recorded a goodwill impairment of $500 million and the fair value measurement was classified as Level 3. For additional information regarding the impairments, see the Goodwill, Value of Business Acquired, and Other Intangible Assets Note.

Note 17 — Segment Information

The Company operates in the following three business segments: (1) Insurance and (2) Wealth Management, which primarily serve retail and institutional customers and (3) Corporate and Other, which includes the institutional advisory business, the reinsurance operations, and certain corporate operations.

The Company’s reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets, and distribution channels.

Insurance Segment. Offers a variety of individual life insurance products and individual and group long-term care insurance. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners, and direct marketing. In 2012, the Company’s remaining international insurance operations were transferred to the Corporate and Other Segment.

Wealth Management Segment. Offers annuities and mutual fund products and services. These businesses also offer a variety of retirement products to group benefit plans. Annuity contracts provide non-guaranteed, partially guaranteed, and fully guaranteed investment options through general and separate account products. These businesses distribute products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, pension plan sponsors, pension plan consultants, and banks. As discussed in the Summary of Significant Accounting Policies Note, the Company suspended sales of all its individual and group fixed and variable annuities.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 17 — Segment Information - (continued)

Corporate and Other Segment. Primarily consists of certain corporate operations, the institutional advisory business, reinsurance operations, and businesses that are either disposed or in run-off. Corporate operations primarily include certain financing activities, income on capital not specifically allocated to the operating segments, and certain non-recurring expenses not allocated to the segments. The income statement impact of goodwill impairment charges are reported in this segment. In 2012, the Company’s remaining international insurance operations were transferred from the Insurance Segment.

The accounting policies of the segments are the same as those described in the Summary of Significant Accounting Policies Note. Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following tables summarize selected financial information by segment for the periods indicated. Included in the Insurance Segment for all periods presented are the assets, liabilities, revenues, and expenses of the closed blocks. For additional information on the closed blocks, see the Closed Blocks Note.

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
2013
Revenues from external customers	$5,034	$2,185	$177	$7,396
Net investment income	3,104	1,477	461	5,042
Net realized investment and other gains (losses)	(1,043)	(2,847)	(388)	(4,278)
Inter-segment	-	-	-	-

Revenues	$7,095	$815	$250	$8,160

Net income (loss)	$200	$967	$338	$1,505

Supplemental Information:
Equity in net income (loss) of investees accounted for under the equity method	$258	$91	$(9)	$340
Carrying value of investments under the equity method	3,976	855	243	5,074
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	(205)	(94)	1	(298)
Goodwill impairment	-	-	-	-
Interest expense	-	-	38	38
Income tax expense (benefit)	79	273	469	821
Segment assets	101,993	170,106	24,430	296,529

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS – (CONTINUED)

Note 17 — Segment Information - (continued)

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
2012
Revenues from external customers	$5,118	$2,253	$295	$7,666
Net investment income	2,956	1,641	(38)	4,559
Net realized investment and other gains (losses)	(269)	(1,606)	(293)	(2,168)
Inter-segment	-	-	-	-

Revenues	$7,805	$2,288	$(36)	$10,057

Net income (loss)	$(220)	$94	$(7)	$(133)

Supplemental Information:
Equity in net income (loss) of investees accounted for under the equity method	$208	$28	$(18)	$218
Carrying value of investments under the equity method	3,259	912	287	4,458
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	1,001	384	-	1,385
Goodwill impairment	-	-	-	-
Interest expense	-	-	41	41
Income tax expense (benefit)	(174)	(381)	(78)	(633)
Segment assets	101,334	163,135	25,905	290,374

	Insurance	Wealth Management	Corporate and Other	Total

	(in millions)
2011
Revenues from external customers	$6,288	$2,166	$383	$8,837
Net investment income	2,831	1,824	334	4,989
Net realized investment and other gains (losses)	1,108	2,004	23	3,135
Inter-segment revenues	-	-	-	-

Revenues	$10,227	$5,994	$740	$16,961

Net income (loss)	$30	$(200)	$(641)	$(811)

Supplemental Information:
Equity in net income (loss) of investees accounted for under the equity method	$178	$46	$(2)	$222
Amortization of deferred policy acquisition costs, deferred sales inducements, and value of business acquired	1,673	1,167	1	2,841
Goodwill impairment	-	-	500	500
Interest expense	-	-	47	47
Income tax expense (benefit)	(19)	(246)	(67)	(332)

The Company operates primarily in the United States and has no reportable major customers.

Note 18 — Subsequent Events

The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2013 consolidated financial statements through the date on which the consolidated financial statements were issued.

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company (U.S.A.) Separate Account H

December 31, 2013

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Audited Financial Statements

December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of John Hancock Life Insurance Company (U.S.A) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account H

We have audited the accompanying statements of assets and liabilities of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the “Account”) comprised of the following sub-accounts,

500 Index Trust B Series I	Investment Quality Bond Trust Series II
500 Index Trust B Series II	Lifestyle Aggressive Trust Series I
500 Index Trust B Series NAV	Lifestyle Aggressive Trust Series II
Active Bond Trust Series I	Lifestyle Aggressive Trust PS Series - Series II
Active Bond Trust Series II	Lifestyle Balanced Trust Series I
All Cap Core Trust Series I	Lifestyle Balanced Trust Series II
All Cap Core Trust Series II	Lifestyle Balanced Trust Series NAV
American Asset Allocation Trust Series I	Lifestyle Balanced Trust PS Series - Series I
American Asset Allocation Trust Series II	Lifestyle Balanced Trust PS Series - Series II
American Asset Allocation Trust Series III	Lifestyle Conservative Trust Series I
American Global Growth Trust Series II	Lifestyle Conservative Trust Series II
American Global Growth Trust Series III	Lifestyle Conservative Trust PS Series - Series II
American Growth-Income Trust Series I	Lifestyle Growth Trust Series I
American Growth-Income Trust Series II	Lifestyle Growth Trust Series II
American Growth-Income Trust Series III	Lifestyle Growth Trust Series NAV
American Growth Trust Series II	Lifestyle Growth Trust PS Series - Series I
American Growth Trust Series III	Lifestyle Growth Trust PS Series - Series II
American International Trust Series II	Lifestyle Moderate Trust Series I
American International Trust Series III	Lifestyle Moderate Trust Series II
American New World Trust Series II	Lifestyle Moderate Trust PS Series - Series I
American New World Trust Series III	Lifestyle Moderate Trust PS Series - Series II
Basic Value Focus	Mid Cap Index Trust Series I
Blue Chip Growth Trust Series I	Mid Cap Index Trust Series II
Blue Chip Growth Trust Series II	Mid Cap Stock Trust Series I
Bond PS Series - Series II	Mid Cap Stock Trust Series II
Bond Trust Series I	Mid Value Trust Series I
Bond Trust Series II	Mid Value Trust Series II
Capital Appreciation Trust Series I	Money Market Trust B Series NAV
Capital Appreciation Trust Series II	Money Market Trust Series I
Capital Appreciation Value Trust Series II	Money Market Trust Series II
Core Bond Trust Series II	Mutual Shares Trust Series I
Core Strategy Trust Series I	PIMCO All Asset
Core Strategy Trust Series II	Real Estate Securities Trust Series I
Core Strategy Trust Series NAV	Real Estate Securities Trust Series II
DWS Equity 500 Index	Real Return Bond Trust Series II
Equity-Income Trust Series I	Science & Technology Trust Series I
Equity-Income Trust Series II	Science & Technology Trust Series II
Financial Services Trust Series I	Short Term Government Income Trust Series I
Financial Services Trust Series II	Short Term Government Income Trust Series II
Founding Allocation Trust Series I	Small Cap Growth Trust Series I

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Founding Allocation Trust Series II	Small Cap Growth Trust Series II
Fundamental All Cap Core Trust Series II	Small Cap Index Trust Series I
Fundamental Large Cap Value Trust Series I	Small Cap Index Trust Series II
Fundamental Large Cap Value Trust Series II	Small Cap Opportunities Trust Series I
Fundamental Value Trust Series I	Small Cap Opportunities Trust Series II
Fundamental Value Trust Series II	Small Cap Value Trust Series I
Global Allocation	Small Cap Value Trust Series II
Global Bond Trust Series I	Small Company Value Trust Series I
Global Bond Trust Series II	Small Company Value Trust Series II
Global Trust Series I	Strategic Income Opportunities Trust Series I
Global Trust Series II	Strategic Income Opportunities Trust Series II
Health Sciences Trust Series I	Total Bond Market Trust B Series II
Health Sciences Trust Series II	Total Bond Market Trust B Series NAV
High Yield Trust Series I	Total Return Trust Series I
High Yield Trust Series II	Total Return Trust Series II
International Core Trust Series I	Total Stock Market Index Trust Series I
International Core Trust Series II	Total Stock Market Index Trust Series II
International Equity Index Trust B Series I	US Equity Trust Series I
International Equity Index Trust B Series II	US Equity Trust Series II
International Equity Index Trust B Series NAV	Ultra Short Term Bond Trust Series I
International Growth Stock Trust Series II	Ultra Short Term Bond Trust Series II
International Small Company Trust Series I	Utilities Trust Series I
International Small Company Trust Series II	Utilities Trust Series II
International Value Trust Series I	Value Trust Series I
International Value Trust Series II	Value Trust Series II
Investment Quality Bond Trust Series I	Value Opportunities

as of December 31, 2013, and the related statements of operations and changes in contract owners’ equity and financial highlights for the above mentioned sub-accounts and for the All Cap Value Trust Series I, All Cap Value Trust Series II, American Global Small Capitalization Trust Series II, American Global Small Capitalization Trust Series III, American High-Income Bond Trust Series II, American High-Income Bond Trust Series III, Core Allocation Plus Trust Series I, Core Allocation Plus Trust Series II, Core Fundamental Holdings Trust Series II, Core Fundamental Holdings Trust Series III, Core Global Diversification Trust Series I, Core Global Diversification Trust Series II, Core Global Diversification Trust Series III, Disciplined Diversification Trust Series II, Fundamental Holdings Trust Series II, Fundamental Holdings Trust Series III, Global Diversification Trust Series II, Smaller Company Growth Trust Series I, Smaller Company Growth Trust Series II (the “closed sub-accounts”) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Account’s internal controls over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31,

2

2013, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned sub-accounts constituting John Hancock Life Insurance Company (U.S.A.) Separate Account H at December 31, 2013, and the results of their and the closed sub-accounts’ operations , changes in contract owners’ equity and financial highlights for the periods indicated therein , in conformity with U.S. generally accepted accounting principles.

/s/ ERNST & YOUNG LLP

Boston, Massachusetts

March 27, 2014

3

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	500 Index Trust B Series I	500 Index Trust B Series II	500 Index Trust B Series NAV	Active Bond Trust Series I	Active Bond Trust Series II	All Cap Core Trust Series I
Total Assets
Investments at fair value	$52,972,912	$42,128,602	$250,124,751	$39,729,151	$220,186,743	$46,247,608

Net Assets
Contracts in accumulation	$52,884,309	$42,128,602	$250,059,492	$39,626,390	$220,135,049	$46,182,233
Contracts in payout (annuitization)	88,603	—	65,259	102,761	51,694	65,375

Total net assets	$52,972,912	$42,128,602	$250,124,751	$39,729,151	$220,186,743	$46,247,608

Units outstanding	3,220,415	2,574,764	15,237,638	2,205,233	12,635,235	1,966,094
Unit value	$16.45	$16.36	$16.41	$18.02	$17.43	$23.52

Shares	2,269,619	1,803,450	10,721,164	4,138,453	22,888,435	1,838,871
Cost	$42,061,893	$33,193,212	$190,341,800	$39,745,712	$218,852,810	$29,975,174

See accompanying notes.

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John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	All Cap Core Trust Series II	American Asset Allocation Trust Series I	American Asset Allocation Trust Series II	American Asset Allocation Trust Series III	American Global Growth Trust Series II	American Global Growth Trust Series III
Total Assets
Investments at fair value	$7,209,630	$140,673,050	$1,320,706,445	$172,981,743	$215,497,989	$39,832,326

Net Assets
Contracts in accumulation	$7,209,630	$140,287,833	$1,320,706,445	$172,981,743	$215,487,229	$39,832,326
Contracts in payout (annuitization)	—	385,217	—	—	10,760	—

Total net assets	$7,209,630	$140,673,050	$1,320,706,445	$172,981,743	$215,497,989	$39,832,326

Units outstanding	310,890	8,751,576	83,069,590	9,650,115	13,048,836	2,179,032
Unit value	$23.19	$16.07	$15.90	$17.93	$16.51	$18.28

Shares	287,236	9,242,645	86,774,405	11,365,423	13,769,839	2,546,824
Cost	$5,467,053	$84,658,038	$815,471,693	$102,690,352	$150,429,076	$33,488,582

See accompanying notes.

5

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	American Growth Trust Series II	American Growth Trust Series III	American Growth- Income Trust Series I	American Growth- Income Trust Series II	American Growth- Income Trust Series III	American International Trust Series II
Total Assets
Investments at fair value	$799,945,150	$116,005,778	$148,729,626	$718,672,889	$275,374,372	$492,156,823

Net Assets
Contracts in accumulation	$799,748,603	$116,002,205	$148,441,640	$718,453,970	$275,370,580	$492,011,517
Contracts in payout (annuitization)	196,547	3,573	287,986	218,919	3,792	145,306

Total net assets	$799,945,150	$116,005,778	$148,729,626	$718,672,889	$275,374,372	$492,156,823

Units outstanding	32,225,684	6,693,865	5,907,494	31,322,359	15,357,402	18,937,993
Unit value	$24.82	$17.33	$25.18	$22.94	$17.93	$25.99

Shares	35,759,730	5,188,094	6,772,752	32,786,172	12,562,700	25,619,824
Cost	$440,893,149	$70,395,013	$86,368,002	$449,713,007	$203,331,545	$335,533,647

See accompanying notes.

6

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	American International Trust Series III	American New World Trust Series II	American New World Trust Series III	Basic Value Focus (a)	Blue Chip Growth Trust Series I	Blue Chip Growth Trust Series II
Total Assets
Investments at fair value	$54,799,469	$58,758,056	$2,121,899	$6,715,508	$264,249,563	$131,638,003

Net Assets
Contracts in accumulation	$54,797,427	$58,741,618	$2,121,899	$6,697,708	$263,870,397	$131,626,755
Contracts in payout (annuitization)	2,042	16,438	—	17,800	379,166	11,248

Total net assets	$54,799,469	$58,758,056	$2,121,899	$6,715,508	$264,249,563	$131,638,003

Units outstanding	3,743,443	3,886,950	143,538	189,860	7,738,485	5,432,037
Unit value	$14.64	$15.12	$14.78	$35.37	$34.15	$24.23

Shares	2,858,606	3,948,794	142,793	385,949	7,719,824	3,878,550
Cost	$43,177,087	$50,136,893	$1,820,100	$4,921,486	$138,138,185	$78,637,250

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

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John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Bond PS Series - Series II	Bond Trust Series I	Bond Trust Series II	Capital Appreciation Trust Series I	Capital Appreciation Trust Series II	Capital Appreciation Value Trust Series II
Total Assets
Investments at fair value	$245,124	$246,783,763	$546,691,264	$155,768,219	$68,554,889	$307,583,954

Net Assets
Contracts in accumulation	$245,124	$246,779,566	$546,626,759	$155,357,148	$68,526,257	$307,583,954
Contracts in payout (annuitization)	—	4,197	64,505	411,071	28,632	—

Total net assets	$245,124	$246,783,763	$546,691,264	$155,768,219	$68,554,889	$307,583,954

Units outstanding	19,193	19,048,138	43,168,464	10,222,001	3,044,689	17,243,335
Unit value	$12.77	$12.96	$12.66	$15.24	$22.52	$17.84

Shares	19,423	18,555,170	41,073,724	9,871,243	4,403,011	23,678,518
Cost	$249,170	$256,533,099	$567,959,977	$93,055,283	$43,946,887	$245,257,571

See accompanying notes.

8

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Core Bond Trust Series II	Core Strategy Trust Series I	Core Strategy Trust Series II	Core Strategy Trust Series NAV	DWS Equity 500 Index (a)	Equity-Income Trust Series I
Total Assets
Investments at fair value	$7,605,373	$139,653,421	$3,544,520,933	$10,740,188	$15,602,676	$257,076,636

Net Assets
Contracts in accumulation	$7,605,373	$139,653,421	$3,544,399,042	$10,740,188	$15,594,902	$256,458,039
Contracts in payout (annuitization)	—	—	121,891	—	7,774	618,597

Total net assets	$7,605,373	$139,653,421	$3,544,520,933	$10,740,188	$15,602,676	$257,076,636

Units outstanding	464,645	10,217,653	205,775,379	576,986	547,662	6,433,212
Unit value	$16.37	$13.67	$17.23	$18.61	$28.49	$39.96

Shares	592,319	9,644,573	243,777,231	741,214	821,626	12,970,567
Cost	$8,253,036	$137,967,985	$3,377,366,654	$9,265,554	$10,827,223	$192,912,792

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

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John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Equity-Income Trust Series II	Financial Services Trust Series I	Financial Services Trust Series II	Founding Allocation Trust Series I	Founding Allocation Trust Series II	Fundamental All Cap Core Trust Series II
Total Assets
Investments at fair value	$166,190,531	$12,224,625	$22,428,644	$51,742,045	$1,212,832,942	$60,517,123

Net Assets
Contracts in accumulation	$166,020,600	$12,224,625	$22,416,138	$51,742,045	$1,212,832,942	$60,511,535
Contracts in payout (annuitization)	169,931	—	12,506	—	—	5,588

Total net assets	$166,190,531	$12,224,625	$22,428,644	$51,742,045	$1,212,832,942	$60,517,123

Units outstanding	7,613,667	680,298	1,195,459	3,007,662	83,732,529	2,199,424
Unit value	$21.83	$17.97	$18.76	$17.20	$14.48	$27.51

Shares	8,406,198	771,270	1,421,334	3,964,908	92,795,175	2,940,579
Cost	$114,279,337	$8,840,068	$15,839,508	$33,759,139	$948,542,987	$41,553,121

See accompanying notes.

10

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Fundamental Large Cap Value Trust Series I	Fundamental Large Cap Value Trust Series II	Fundamental Value Trust Series I	Fundamental Value Trust Series II	Global Allocation (a)	Global Bond Trust Series I
Total Assets
Investments at fair value	$24,838,026	$36,341,963	$287,534,044	$235,907,091	$847,536	$47,955,175

Net Assets
Contracts in accumulation	$24,820,451	$36,335,343	$287,011,048	$235,628,848	$847,536	$47,876,285
Contracts in payout (annuitization)	17,575	6,620	522,996	278,243	—	78,890

Total net assets	$24,838,026	$36,341,963	$287,534,044	$235,907,091	$847,536	$47,955,175

Units outstanding	1,198,374	1,686,178	14,209,009	11,329,192	44,481	1,666,852
Unit value	$20.73	$21.55	$20.24	$20.82	$19.05	$28.77

Shares	1,558,220	2,264,297	14,220,279	11,690,143	48,265	3,870,474
Cost	$24,157,913	$32,512,678	$154,698,427	$138,035,683	$647,071	$48,988,242

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

11

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Global Bond Trust Series II	Global Trust Series I	Global Trust Series II	Health Sciences Trust Series I	Health Sciences Trust Series II	High Yield Trust Series I
Total Assets
Investments at fair value	$123,633,732	$150,907,267	$28,237,379	$57,700,806	$78,494,814	$98,605,409

Net Assets
Contracts in accumulation	$123,598,355	$150,673,930	$28,156,997	$57,545,759	$78,493,682	$98,402,211
Contracts in payout (annuitization)	35,377	233,337	80,382	155,047	1,132	203,198

Total net assets	$123,633,732	$150,907,267	$28,237,379	$57,700,806	$78,494,814	$98,605,409

Units outstanding	6,165,469	5,915,223	1,309,021	1,330,994	1,794,833	5,681,773
Unit value	$20.05	$25.51	$21.57	$43.35	$43.73	$17.35

Shares	10,076,099	7,361,330	1,382,153	1,976,732	2,773,668	16,164,821
Cost	$128,867,154	$102,853,114	$21,744,779	$37,703,656	$54,133,049	$99,699,163

See accompanying notes.

12

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	High Yield Trust Series II	International Core Trust Series I	International Core Trust Series II	International Equity Index Trust B Series I	International Equity Index Trust B Series II	International Equity Index Trust B Series NAV
Total Assets
Investments at fair value	$106,280,031	$27,638,658	$20,858,401	$21,396,799	$22,765,123	$18,356,338

Net Assets
Contracts in accumulation	$106,129,191	$27,560,427	$20,836,175	$21,339,445	$22,765,123	$18,345,308
Contracts in payout (annuitization)	150,840	78,231	22,226	57,354	—	11,030

Total net assets	$106,280,031	$27,638,658	$20,858,401	$21,396,799	$22,765,123	$18,356,338

Units outstanding	4,539,102	1,507,207	1,069,296	1,430,659	1,530,741	1,535,483
Unit value	$23.41	$18.34	$19.51	$14.96	$14.87	$11.95

Shares	17,114,337	2,362,279	1,767,661	1,248,355	1,326,639	1,071,590
Cost	$107,551,689	$22,119,733	$16,528,659	$18,478,953	$19,708,841	$16,957,233

See accompanying notes.

13

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	International Growth Stock Trust Series II	International Small Company Trust Series I	International Small Company Trust Series II	International Value Trust Series I	International Value Trust Series II	Investment Quality Bond Trust Series I
Total Assets
Investments at fair value	$20,531,116	$33,239,131	$23,314,302	$93,535,081	$90,010,074	$181,114,209

Net Assets
Contracts in accumulation	$20,448,703	$33,201,273	$23,314,302	$93,462,977	$89,933,929	$180,834,597
Contracts in payout (annuitization)	82,413	37,858	—	72,104	76,145	279,612

Total net assets	$20,531,116	$33,239,131	$23,314,302	$93,535,081	$90,010,074	$181,114,209

Units outstanding	1,346,516	1,854,234	1,320,330	4,246,497	3,778,189	9,980,414
Unit value	$15.25	$17.93	$17.66	$22.03	$23.82	$18.15

Shares	1,217,019	2,635,934	1,850,341	6,328,490	6,102,378	15,873,287
Cost	$17,133,353	$24,726,257	$18,386,108	$78,315,338	$68,930,983	$184,275,726

See accompanying notes.

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John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Investment Quality Bond Trust Series II	Lifestyle Aggressive Trust Series I	Lifestyle Aggressive Trust Series II	Lifestyle Aggressive PS Series - Series II	Lifestyle Balanced Trust Series I	Lifestyle Balanced Trust Series II
Total Assets
Investments at fair value	$95,945,526	$92,832,213	$159,376,910	$23,505	$672,127,591	$8,946,097,566

Net Assets
Contracts in accumulation	$95,935,380	$92,762,281	$159,376,910	$23,505	$671,863,430	$8,945,666,075
Contracts in payout (annuitization)	10,146	69,932	—	—	264,161	431,491

Total net assets	$95,945,526	$92,832,213	$159,376,910	$23,505	$672,127,591	$8,946,097,566

Units outstanding	5,353,529	4,195,022	7,321,366	1,838	33,735,026	465,660,116
Unit value	$17.92	$22.13	$21.77	$12.79	$19.92	$19.21

Shares	8,401,535	8,508,911	14,648,613	1,845	49,096,245	656,353,453
Cost	$98,305,255	$69,727,473	$122,169,434	$23,485	$561,673,846	$7,667,367,727

See accompanying notes.

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John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Lifestyle Balanced Trust Series NAV	Lifestyle Balanced PS Series - Series I	Lifestyle Balanced PS Series - Series II	Lifestyle Conservative Trust Series I	Lifestyle Conservative Trust Series II	Lifestyle Conservative PS Series - Series II
Total Assets
Investments at fair value	$83,903	$142,280	$205,650,298	$174,331,331	$1,825,239,708	$45,903,529

Net Assets
Contracts in accumulation	$83,903	$142,280	$205,650,298	$174,147,306	$1,825,161,548	$45,903,529
Contracts in payout (annuitization)	—	—	—	184,025	78,160	—

Total net assets	$83,903	$142,280	$205,650,298	$174,331,331	$1,825,239,708	$45,903,529

Units outstanding	4,893	11,258	13,892,525	8,614,621	100,412,906	3,377,565
Unit value	$17.15	$12.64	$14.80	$20.24	$18.18	$13.59

Shares	6,116	10,199	14,710,322	13,857,817	145,902,455	3,480,177
Cost	$73,846	$143,900	$184,685,499	$177,997,993	$1,832,509,720	$44,681,416

See accompanying notes.

16

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Lifestyle Growth Trust Series I	Lifestyle Growth Trust Series II	Lifestyle Growth Trust Series NAV	Lifestyle Growth PS Series - Series I	Lifestyle Growth PS Series - Series II	Lifestyle Moderate Trust Series I
Total Assets
Investments at fair value	$683,479,693	$12,998,168,659	$679,567	$2,441,429	$283,825,987	$246,754,360

Net Assets
Contracts in accumulation	$682,550,797	$12,997,980,060	$679,567	$2,441,429	$283,825,987	$245,055,603
Contracts in payout (annuitization)	928,896	188,599	—	—	—	1,698,757

Total net assets	$683,479,693	$12,998,168,659	$679,567	$2,441,429	$283,825,987	$246,754,360

Units outstanding	35,064,127	666,340,790	36,484	191,976	18,545,221	11,895,950
Unit value	$19.49	$19.51	$18.63	$12.72	$15.30	$20.74

Shares	48,030,899	916,009,067	47,722	168,258	19,533,791	18,037,600
Cost	$546,499,632	$10,903,011,652	$572,759	$2,415,326	$248,842,465	$214,192,160

See accompanying notes.

17

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Lifestyle Moderate Trust Series II	Lifestyle Moderate PS Series - Series I	Lifestyle Moderate PS Series - Series II	Mid Cap Index Trust Series I	Mid Cap Index Trust Series II	Mid Cap Stock Trust Series I
Total Assets
Investments at fair value	$2,739,141,371	$91,046	$85,029,416	$35,849,572	$70,021,694	$171,939,098

Net Assets
Contracts in accumulation	$2,738,950,931	$91,046	$85,029,416	$35,816,551	$70,009,877	$171,846,607
Contracts in payout (annuitization)	190,440	—	—	33,021	11,817	92,491

Total net assets	$2,739,141,371	$91,046	$85,029,416	$35,849,572	$70,021,694	$171,939,098

Units outstanding	145,237,611	7,228	5,852,061	1,159,512	2,501,068	7,278,048
Unit value	$18.86	$12.60	$14.53	$30.92	$28.00	$23.62

Shares	201,111,701	6,588	6,139,308	1,642,968	3,217,909	8,160,375
Cost	$2,253,919,662	$91,815	$77,646,472	$27,209,024	$53,026,782	$110,365,919

See accompanying notes.

18

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Mid Cap Stock Trust Series II	Mid Value Trust Series I	Mid Value Trust Series II	Money Market Trust Series I	Money Market Trust Series II	Money Market Trust B Series NAV
Total Assets
Investments at fair value	$104,324,084	$67,445,117	$75,225,709	$90,661,555	$403,055,243	$16,054,633

Net Assets
Contracts in accumulation	$104,302,985	$67,325,025	$75,199,085	$90,441,338	$402,373,841	$16,043,193
Contracts in payout (annuitization)	21,099	120,092	26,624	220,217	681,402	11,440

Total net assets	$104,324,084	$67,445,117	$75,225,709	$90,661,555	$403,055,243	$16,054,633

Units outstanding	3,527,595	2,708,394	3,115,651	6,090,758	33,503,472	1,341,520
Unit value	$29.57	$24.90	$24.14	$14.89	$12.03	$11.97

Shares	5,086,498	4,820,952	5,373,265	90,661,555	403,055,243	16,054,633
Cost	$71,418,090	$44,458,849	$49,308,384	$90,661,555	$403,055,243	$16,054,633

See accompanying notes.

19

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Mutual Shares Trust Series I	Natural Resources Trust Series II	PIMCO All Asset (a)	Real Estate Securities Trust Series I	Real Estate Securities Trust Series II	Real Return Bond Trust Series II
Total Assets
Investments at fair value	$218,630,408	$70,588,009	$28,264,072	$39,699,357	$49,640,811	$40,384,385

Net Assets
Contracts in accumulation	$218,625,689	$70,498,324	$28,264,072	$39,584,704	$49,617,865	$40,329,344
Contracts in payout (annuitization)	4,719	89,685	—	114,653	22,946	55,041

Total net assets	$218,630,408	$70,588,009	$28,264,072	$39,699,357	$49,640,811	$40,384,385

Units outstanding	13,262,507	2,344,229	1,471,880	1,089,884	1,753,771	2,358,052
Unit value	$16.48	$30.11	$19.20	$36.43	$28.31	$17.13

Shares	15,911,966	6,906,850	2,560,152	2,868,451	3,581,588	3,469,449
Cost	$140,201,193	$76,872,448	$28,839,762	$30,798,772	$41,500,500	$43,244,185

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

20

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Science & Technology Trust Series I	Science & Technology Trust Series II	Short Term Government Income Trust Series I	Short Term Government Income Trust Series II	Small Cap Growth Trust Series I	Small Cap Growth Trust Series II
Total Assets
Investments at fair value	$96,525,727	$43,353,961	$47,590,264	$42,409,154	$628,532	$41,882,898

Net Assets
Contracts in accumulation	$96,382,957	$43,343,124	$47,319,015	$42,363,094	$628,532	$41,881,363
Contracts in payout (annuitization)	142,770	10,837	271,249	46,060	—	1,535

Total net assets	$96,525,727	$43,353,961	$47,590,264	$42,409,154	$628,532	$41,882,898

Units outstanding	4,874,381	1,840,623	3,808,179	3,449,203	30,889	1,580,003
Unit value	$19.80	$23.55	$12.50	$12.30	$20.35	$26.51

Shares	3,903,183	1,788,530	3,807,221	3,390,020	49,028	3,345,280
Cost	$53,090,212	$30,730,982	$49,112,618	$43,763,494	$490,152	$34,638,079

See accompanying notes.

21

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Small Cap Index Trust Series I	Small Cap Index Trust Series II	Small Cap Opportunities Trust Series I	Small Cap Opportunities Trust Series II	Small Cap Value Trust Series I	Small Cap Value Trust Series II
Total Assets
Investments at fair value	$16,350,235	$54,104,794	$61,924,219	$49,563,053	$712,107	$44,414,359

Net Assets
Contracts in accumulation	$16,318,506	$54,088,150	$61,888,204	$49,555,086	$712,107	$44,399,406
Contracts in payout (annuitization)	31,729	16,644	36,015	7,967	—	14,953

Total net assets	$16,350,235	$54,104,794	$61,924,219	$49,563,053	$712,107	$44,414,359

Units outstanding	637,714	2,055,627	1,890,643	1,607,759	30,221	1,702,859
Unit value	$25.64	$26.32	$32.75	$30.83	$23.56	$26.08

Shares	1,032,864	3,430,868	2,007,919	1,624,486	27,294	1,707,588
Cost	$12,958,920	$43,600,873	$49,452,390	$37,946,150	$521,765	$33,746,953

See accompanying notes.

22

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Small Company Value Trust Series I	Small Company Value Trust Series II	Strategic Income Opportunities Trust Series I	Strategic Income Opportunities Trust Series II	Total Bond Market Trust B Series II	Total Bond Market Trust B Series NAV
Total Assets
Investments at fair value	$62,666,549	$63,340,851	$51,408,630	$56,410,213	$75,349,688	$134,025,349

Net Assets
Contracts in accumulation	$62,522,799	$63,327,501	$51,281,563	$56,410,213	$75,349,688	$134,021,238
Contracts in payout (annuitization)	143,750	13,350	127,067	—	—	4,111

Total net assets	$62,666,549	$63,340,851	$51,408,630	$56,410,213	$75,349,688	$134,025,349

Units outstanding	1,744,585	2,184,071	2,443,293	2,797,995	6,318,672	11,116,676
Unit value	$35.92	$29.00	$21.04	$20.16	$11.92	$12.06

Shares	2,480,861	2,534,648	3,900,503	4,270,266	7,460,365	13,282,988
Cost	$36,068,294	$36,381,225	$54,840,132	$59,681,072	$79,916,844	$142,784,917

See accompanying notes.

23

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	Total Return Trust Series I	Total Return Trust Series II	Total Stock Market Index Trust Series I	Total Stock Market Index Trust Series II	Ultra Short Term Bond Trust Series I	Ultra Short Term Bond Trust Series II
Total Assets
Investments at fair value	$134,679,855	$173,637,056	$14,852,985	$36,728,104	$9,848,649	$187,845,016

Net Assets
Contracts in accumulation	$134,516,736	$173,479,143	$14,778,248	$36,663,171	$9,848,649	$187,845,016
Contracts in payout (annuitization)	163,119	157,913	74,737	64,933	—	—

Total net assets	$134,679,855	$173,637,056	$14,852,985	$36,728,104	$9,848,649	$187,845,016

Units outstanding	6,065,486	9,212,785	834,815	1,603,909	805,527	15,827,428
Unit value	$22.20	$18.85	$17.79	$22.90	$12.23	$11.87

Shares	9,902,930	12,776,825	869,613	2,156,671	822,091	15,679,885
Cost	$141,389,833	$183,425,313	$10,419,661	$25,444,127	$9,949,215	$189,296,030

See accompanying notes.

24

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

	US Equity Trust Series I	US Equity Trust Series II	Utilities Trust Series I	Utilities Trust Series II	Value Opportunities (a)	Value Trust Series I
Total Assets
Investments at fair value	$113,144,895	$7,839,674	$19,525,854	$20,042,627	$4,387,201	$99,907,063

Net Assets
Contracts in accumulation	$112,964,996	$7,839,613	$19,470,269	$20,041,172	$4,387,201	$99,567,127
Contracts in payout (annuitization)	179,899	61	55,585	1,455	—	339,936

Total net assets	$113,144,895	$7,839,674	$19,525,854	$20,042,627	$4,387,201	$99,907,063

Units outstanding	7,022,287	490,229	706,149	494,158	83,851	3,190,504
Unit value	$16.11	$15.99	$27.65	$40.56	$52.32	$31.31

Shares	6,388,757	442,419	1,264,628	1,308,266	160,000	3,849,983
Cost	$88,947,189	$6,348,007	$15,009,116	$15,576,908	$2,709,342	$58,009,965

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

25

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Assets and Liabilities

December 31, 2013

Value Trust Series II
Total Assets
Investments at fair value	$31,852,916

Net Assets
Contracts in accumulation	$31,843,446
Contracts in payout (annuitization)	9,470

Total net assets	$31,852,916

Units outstanding	1,099,312
Unit value	$28.98

Shares	1,231,269
Cost	$20,952,597

See accompanying notes.

26

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	500 Index Trust B Series I		500 Index Trust B Series II		500 Index Trust B Series NAV
	2013	2012 (aa)	2013	2012 (aa)	2013	2012
Income:
Dividend distributions received	$864,514	$239,226	$609,108	$159,045	$4,273,997	$1,543,655
Expenses:
Mortality and expense risk and administrative charges	(727,365)	(100,747)	(644,235)	(98,736)	(2,461,256)	(967,456)

Net investment income (loss)	137,149	138,479	(35,127)	60,309	1,812,741	576,199

Realized gains (losses) on investments:
Capital gain distributions received	100,468	—	79,256	—	486,196	—
Net realized gain (loss)	1,540,773	(9,279)	1,649,375	(5,468)	5,915,029	(737,264)

Realized gains (losses)	1,641,241	(9,279)	1,728,631	(5,468)	6,401,225	(737,264)

Unrealized appreciation (depreciation) during the period	10,617,386	293,633	8,604,766	330,624	55,956,840	8,220,323

Net increase (decrease) in contract owners’ equity from operations	12,395,776	422,833	10,298,270	385,465	64,170,806	8,059,258

Changes from principal transactions:
Purchase payments	130,101	7,963	122,318	39,712	913,563	347,550
Transfers between sub-accounts and the company	4,871,156	41,546,395	1,369,815	38,391,691	(16,595,352)	178,612,852
Withdrawals	(5,801,869)	(416,887)	(7,517,947)	(767,159)	(20,381,875)	(6,839,045)
Annual contract fee	(168,643)	(13,913)	(159,462)	(34,101)	(1,945,072)	(498,945)

Net increase (decrease) in contract owners’ equity from principal transactions	(969,255)	41,123,558	(6,185,276)	37,630,143	(38,008,736)	171,622,412

Total increase (decrease) in contract owners’ equity	11,426,521	41,546,391	4,112,994	38,015,608	26,162,070	179,681,670
Contract owners’ equity at beginning of period	41,546,391	—	38,015,608	—	223,962,681	44,281,011

Contract owners’ equity at end of period	$52,972,912	$41,546,391	$42,128,602	$38,015,608	$250,124,751	$223,962,681

	2013	2012	2013	2012	2013	2012
Units, beginning of period	3,285,208	—	3,010,182	—	17,843,813	4,146,994
Units issued	645,132	3,395,796	379,283	3,099,094	277,446	14,500,015
Units redeemed	(709,925)	(110,588)	(814,701)	(88,912)	(2,883,621)	(803,196)

Units, end of period	3,220,415	3,285,208	2,574,764	3,010,182	15,237,638	17,843,813

(aa)	Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.

See accompanying notes.

27

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Active Bond Trust Series I		Active Bond Trust Series II		All Cap Core Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$2,352,668	$1,971,093	$12,160,984	$9,492,851	$548,598	$453,586
Expenses:
Mortality and expense risk and administrative charges	(633,879)	(740,812)	(3,672,220)	(4,127,484)	(649,660)	(607,941)

Net investment income (loss)	1,718,789	1,230,281	8,488,764	5,365,367	(101,062)	(154,355)

Realized gains (losses) on investments:
Capital gain distributions received	—	336,675	—	1,660,826	—	—
Net realized gain (loss)	972,443	797,463	4,250,835	3,321,177	3,565,179	1,718,966

Realized gains (losses)	972,443	1,134,138	4,250,835	4,982,003	3,565,179	1,718,966

Unrealized appreciation (depreciation) during the period	(3,206,214)	1,575,340	(16,217,401)	8,422,628	8,848,258	4,181,830

Net increase (decrease) in contract owners’ equity from operations	(514,982)	3,939,759	(3,477,802)	18,769,998	12,312,375	5,746,441

Changes from principal transactions:
Purchase payments	57,731	125,089	271,658	643,979	90,610	97,258
Transfers between sub-accounts and the company	(1,010,748)	(1,045,727)	22,702,448	3,765,762	(1,808,784)	(1,518,740)
Withdrawals	(6,345,210)	(8,043,150)	(39,431,583)	(39,443,921)	(5,166,540)	(3,847,358)
Annual contract fee	(66,831)	(91,224)	(762,686)	(939,309)	(127,963)	(111,137)

Net increase (decrease) in contract owners’ equity from principal transactions	(7,365,058)	(9,055,012)	(17,220,163)	(35,973,489)	(7,012,677)	(5,379,977)

Total increase (decrease) in contract owners’ equity	(7,880,040)	(5,115,253)	(20,697,965)	(17,203,491)	5,299,698	366,464
Contract owners’ equity at beginning of period	47,609,191	52,724,444	240,884,708	258,088,199	40,947,910	40,581,446

Contract owners’ equity at end of period	$39,729,151	$47,609,191	$220,186,743	$240,884,708	$46,247,608	$40,947,910

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,611,075	3,127,533	13,606,593	15,698,327	2,321,056	2,644,244
Units issued	105,161	154,487	1,812,455	1,257,886	124,087	57,512
Units redeemed	(511,003)	(670,945)	(2,783,813)	(3,349,620)	(479,049)	(380,700)

Units, end of period	2,205,233	2,611,075	12,635,235	13,606,593	1,966,094	2,321,056

See accompanying notes.

28

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	All Cap Core Trust Series II		All Cap Value Trust Series I		All Cap Value Trust Series II
	2013	2012	2013 (d)	2012	2013 (d)	2012
Income:
Dividend distributions received	$74,688	$61,676	$283,918	$165,845	$237,165	$136,564
Expenses:
Mortality and expense risk and administrative charges	(116,880)	(107,060)	(326,438)	(316,823)	(358,985)	(378,315)

Net investment income (loss)	(42,192)	(45,384)	(42,520)	(150,978)	(121,820)	(241,751)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	11,252,840	823,499	11,379,376	915,986
Net realized gain (loss)	598,374	(85,972)	(2,540,102)	320,059	(3,094,282)	417,182

Realized gains (losses)	598,374	(85,972)	8,712,738	1,143,558	8,285,094	1,333,168

Unrealized appreciation (depreciation) during the period	1,458,981	1,062,962	(2,835,761)	980,452	(2,321,891)	922,728

Net increase (decrease) in contract owners’ equity from operations	2,015,163	931,606	5,834,457	1,973,032	5,841,383	2,014,145

Changes from principal transactions:
Purchase payments	54,059	39,258	56,056	84,043	175,636	66,593
Transfers between sub-accounts and the company	184,867	(6,209)	(23,397,036)	(1,988,015)	(23,662,077)	(2,243,114)
Withdrawals	(1,863,587)	(728,276)	(2,388,663)	(2,245,021)	(3,263,582)	(3,033,945)
Annual contract fee	(41,633)	(37,748)	(54,602)	(59,570)	(79,068)	(88,840)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,666,294)	(732,975)	(25,784,245)	(4,208,563)	(26,829,091)	(5,299,306)

Total increase (decrease) in contract owners’ equity	348,869	198,631	(19,949,788)	(2,235,531)	(20,987,708)	(3,285,161)
Contract owners’ equity at beginning of period	6,860,761	6,662,130	19,949,788	22,185,319	20,987,708	24,272,869

Contract owners’ equity at end of period	$7,209,630	$6,860,761	$—	$19,949,788	$—	$20,987,708

	2013	2012	2013	2012	2013	2012
Units, beginning of period	390,301	434,468	1,128,267	1,367,033	1,114,361	1,399,829
Units issued	106,810	44,938	182,627	38,770	151,158	68,268
Units redeemed	(186,221)	(89,104)	(1,310,894)	(277,536)	(1,265,519)	(353,735)

Units, end of period	310,890	390,301	—	1,128,267	—	1,114,361

(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

29

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Asset Allocation Trust Series I		American Asset Allocation Trust Series II		American Asset Allocation Trust Series III
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$1,415,061	$2,004,664	$11,504,846	$16,754,858	$2,281,833	$2,895,137
Expenses:
Mortality and expense risk and administrative charges	(1,992,008)	(1,970,918)	(18,904,144)	(18,228,303)	(1,458,935)	(1,356,830)

Net investment income (loss)	(576,947)	33,746	(7,399,298)	(1,473,445)	822,898	1,538,307

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	8,920,612	7,302,707	25,958,944	2,228,588	7,709,378	4,629,406

Realized gains (losses)	8,920,612	7,302,707	25,958,944	2,228,588	7,709,378	4,629,406

Unrealized appreciation (depreciation) during the period	18,216,378	10,411,605	225,923,760	155,044,199	25,236,828	15,326,857

Net increase (decrease) in contract owners’ equity from operations	26,560,043	17,748,058	244,483,406	155,799,342	33,769,104	21,494,570

Changes from principal transactions:
Purchase payments	191,097	562,755	3,729,520	12,067,143	533,564	3,603,347
Transfers between sub-accounts and the company	(854,087)	(3,844,543)	(17,014,754)	(37,268,325)	(1,277,443)	(1,907,476)
Withdrawals	(16,010,128)	(16,489,699)	(107,461,192)	(95,542,743)	(15,141,081)	(12,028,219)
Annual contract fee	(182,864)	(217,677)	(8,269,509)	(8,522,746)	(864,877)	(962,407)

Net increase (decrease) in contract owners’ equity from principal transactions	(16,855,982)	(19,989,164)	(129,015,935)	(129,266,671)	(16,749,837)	(11,294,755)

Total increase (decrease) in contract owners’ equity	9,704,061	(2,241,106)	115,467,471	26,532,671	17,019,267	10,199,815
Contract owners’ equity at beginning of period	130,968,989	133,210,095	1,205,238,974	1,178,706,303	155,962,476	145,762,661

Contract owners’ equity at end of period	$140,673,050	$130,968,989	$1,320,706,445	$1,205,238,974	$172,981,743	$155,962,476

	2013	2012	2013	2012	2013	2012
Units, beginning of period	9,904,931	11,511,602	91,998,332	102,406,703	10,674,749	11,486,212
Units issued	257,092	204,709	1,189,323	597,464	30,125	207,526
Units redeemed	(1,410,447)	(1,811,380)	(10,118,065)	(11,005,835)	(1,054,759)	(1,018,989)

Units, end of period	8,751,576	9,904,931	83,069,590	91,998,332	9,650,115	10,674,749

See accompanying notes.

30

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Global Growth Trust Series II		American Global Growth Trust Series III		American Global Small Capitalization Trust Series II
	2013	2012	2013	2012	2013 (e)	2012
Income:
Dividend distributions received	$1,499,379	$499,382	$453,673	$31,022	$82,450	$355,557
Expenses:
Mortality and expense risk and administrative charges	(2,918,368)	(2,326,770)	(257,135)	(37,873)	(254,681)	(780,769)

Net investment income (loss)	(1,418,989)	(1,827,388)	196,538	(6,851)	(172,231)	(425,212)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	7,583,899	(3,117,462)	1,552,184	151,322	12,469,288	808,663

Realized gains (losses)	7,583,899	(3,117,462)	1,552,184	151,322	12,469,288	808,663

Unrealized appreciation (depreciation) during the period	39,632,918	32,937,476	5,561,516	583,021	(7,386,899)	7,134,876

Net increase (decrease) in contract owners’ equity from operations	45,797,828	27,992,626	7,310,238	727,492	4,910,158	7,518,327

Changes from principal transactions:
Purchase payments	562,757	1,063,965	94,449	(9,140)	135,100	351,947
Transfers between sub-accounts and the company	33,329,772	(11,282,504)	31,818,017	6,536	(54,025,803)	(3,471,497)
Withdrawals	(16,318,362)	(10,032,491)	(3,272,759)	(166,437)	(1,261,720)	(3,732,158)
Annual contract fee	(1,105,157)	(920,468)	(106,358)	(3,022)	(45,829)	(292,608)

Net increase (decrease) in contract owners’ equity from principal transactions	16,469,010	(21,171,498)	28,533,349	(172,063)	(55,198,252)	(7,144,316)

Total increase (decrease) in contract owners’ equity	62,266,838	6,821,128	35,843,587	555,429	(50,288,094)	374,011
Contract owners’ equity at beginning of period	153,231,151	146,410,023	3,988,739	3,433,310	50,288,094	49,914,083

Contract owners’ equity at end of period	$215,497,989	$153,231,151	$39,832,326	$3,988,739	$—	$50,288,094

	2013	2012	2013	2012	2013	2012
Units, beginning of period	11,740,929	13,480,728	280,162	292,500	4,714,129	5,414,617
Units issued	4,140,951	717,184	2,296,247	22,761	84,412	371,979
Units redeemed	(2,833,044)	(2,456,983)	(397,377)	(35,099)	(4,798,541)	(1,072,467)

Units, end of period	13,048,836	11,740,929	2,179,032	280,162	—	4,714,129

(e)	Terminated as an investment option on April 29, 2013.

See accompanying notes.

31

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Global Small Capitalization Trust Series III		American Growth Trust Series II		American Growth Trust Series III
	2013 (e)	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$107,952	$402,303	$2,932,996	$2,046,938	$937,123	$774,027
Expenses:
Mortality and expense risk and administrative charges	(100,069)	(303,625)	(12,448,765)	(12,867,591)	(1,008,023)	(943,582)

Net investment income (loss)	7,883	98,678	(9,515,769)	(10,820,653)	(70,900)	(169,555)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	10,661,414	2,088,586	1,977,123	(52,063,350)	9,267,992	4,955,926

Realized gains (losses)	10,661,414	2,088,586	1,977,123	(52,063,350)	9,267,992	4,955,926

Unrealized appreciation (depreciation) during the period	(7,266,048)	3,298,440	200,928,201	182,839,741	19,197,826	11,599,429

Net increase (decrease) in contract owners’ equity from operations	3,403,249	5,485,704	193,389,555	119,955,738	28,394,918	16,385,800

Changes from principal transactions:
Purchase payments	39,965	616,603	1,561,841	2,651,763	453,456	1,859,427
Transfers between sub-accounts and the company	(36,190,718)	(2,209,762)	(69,207,276)	(58,451,350)	(8,206,928)	(3,493,566)
Withdrawals	(981,414)	(2,327,303)	(108,203,527)	(88,678,432)	(9,492,130)	(6,349,950)
Annual contract fee	(90,147)	(212,081)	(3,081,762)	(3,406,763)	(690,767)	(728,029)

Net increase (decrease) in contract owners’ equity from principal transactions	(37,222,314)	(4,132,543)	(178,930,724)	(147,884,782)	(17,936,369)	(8,712,118)

Total increase (decrease) in contract owners’ equity	(33,819,065)	1,353,161	14,458,831	(27,929,044)	10,458,549	7,673,682
Contract owners’ equity at beginning of period	33,819,065	32,465,904	785,486,319	813,415,363	105,547,229	97,873,547

Contract owners’ equity at end of period	$—	$33,819,065	$799,945,150	$785,486,319	$116,005,778	$105,547,229

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,882,178	3,240,419	40,001,488	47,556,271	7,849,438	8,502,944
Units issued	474	180,706	2,608,113	1,800,477	56,243	374,950
Units redeemed	(2,882,652)	(538,947)	(10,383,917)	(9,355,260)	(1,211,816)	(1,028,456)

Units, end of period	—	2,882,178	32,225,684	40,001,488	6,693,865	7,849,438

(e)	Terminated as an investment option on April 29, 2013.

See accompanying notes.

32

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American Growth-Income Trust Series I		American Growth-Income Trust Series II		American Growth-Income Trust Series III
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$1,339,919	$1,644,394	$5,703,713	$7,764,941	$3,414,907	$4,025,806
Expenses:
Mortality and expense risk and administrative charges	(2,077,818)	(1,840,038)	(11,330,089)	(10,895,990)	(2,429,635)	(969,086)

Net investment income (loss)	(737,899)	(195,644)	(5,626,376)	(3,131,049)	985,272	3,056,720

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	11,778,579	9,455,753	(7,564,489)	(24,122,897)	24,795,606	4,839,241

Realized gains (losses)	11,778,579	9,455,753	(7,564,489)	(24,122,897)	24,795,606	4,839,241

Unrealized appreciation (depreciation) during the period	26,756,097	8,497,999	206,003,953	124,543,712	49,737,152	8,505,606

Net increase (decrease) in contract owners’ equity from operations	37,796,777	17,758,108	192,813,088	97,289,766	75,518,030	16,401,567

Changes from principal transactions:
Purchase payments	211,973	478,039	997,193	2,350,854	941,797	1,417,656
Transfers between sub-accounts and the company	(5,967,139)	9,829,537	(78,216,043)	8,998,139	(30,644,768)	170,422,801
Withdrawals	(15,440,986)	(16,198,300)	(97,313,163)	(75,535,414)	(24,744,754)	(7,440,063)
Annual contract fee	(323,549)	(324,160)	(2,919,499)	(3,038,462)	(1,608,472)	(609,906)

Net increase (decrease) in contract owners’ equity from principal transactions	(21,519,701)	(6,214,884)	(177,451,512)	(67,224,883)	(56,056,197)	163,790,488

Total increase (decrease) in contract owners’ equity	16,277,076	11,543,224	15,361,576	30,064,883	19,461,833	180,192,055
Contract owners’ equity at beginning of period	132,452,550	120,909,326	703,311,313	673,246,430	255,912,539	75,720,484

Contract owners’ equity at end of period	$148,729,626	$132,452,550	$718,672,889	$703,311,313	$275,374,372	$255,912,539

	2013	2012	2013	2012	2013	2012
Units, beginning of period	6,896,415	7,268,702	39,800,920	43,876,667	18,878,594	6,504,662
Units issued	163,671	1,141,649	2,587,117	2,570,245	43,376	13,334,212
Units redeemed	(1,152,592)	(1,513,936)	(11,065,678)	(6,645,992)	(3,564,568)	(960,280)

Units, end of period	5,907,494	6,896,415	31,322,359	39,800,920	15,357,402	18,878,594

See accompanying notes.

33

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American High-Income Bond Trust Series II		American High-Income Bond Trust Series III		American International Trust Series II
	2013 (e)	2012	2013 (e)	2012	2013	2012
Income:
Dividend distributions received	$14,771	$3,197,822	$79,448	$2,888,996	$3,787,730	$4,586,676
Expenses:
Mortality and expense risk and administrative charges	(249,891)	(779,585)	(121,966)	(385,814)	(7,735,090)	(8,041,568)

Net investment income (loss)	(235,120)	2,418,237	(42,518)	2,503,182	(3,947,360)	(3,454,892)

Realized gains (losses) on investments:
Capital gain distributions received	1,183,290	—	1,019,702	—	—	—
Net realized gain (loss)	984,442	1,138,499	987,622	312,103	(8,197,685)	(78,199,516)

Realized gains (losses)	2,167,732	1,138,499	2,007,324	312,103	(8,197,685)	(78,199,516)

Unrealized appreciation (depreciation) during the period	(729,341)	1,726,705	(794,602)	2,217,269	98,693,292	156,059,578

Net increase (decrease) in contract owners’ equity from operations	1,203,271	5,283,441	1,170,204	5,032,554	86,548,247	74,405,170

Changes from principal transactions:
Purchase payments	54,164	288,931	71,566	601,427	767,888	1,749,973
Transfers between sub-accounts and the company	(50,557,339)	3,990,938	(42,511,602)	(1,155,897)	(26,330,458)	(34,355,058)
Withdrawals	(2,348,593)	(6,023,612)	(1,124,548)	(2,890,391)	(64,476,016)	(52,158,663)
Annual contract fee	(42,736)	(231,563)	(145,339)	(361,620)	(2,012,648)	(2,221,529)

Net increase (decrease) in contract owners’ equity from principal transactions	(52,894,504)	(1,975,306)	(43,709,923)	(3,806,481)	(92,051,234)	(86,985,277)

Total increase (decrease) in contract owners’ equity	(51,691,233)	3,308,135	(42,539,719)	1,226,073	(5,502,987)	(12,580,107)
Contract owners’ equity at beginning of period	51,691,233	48,383,098	42,539,719	41,313,646	497,659,810	510,239,917

Contract owners’ equity at end of period	$—	$51,691,233	$—	$42,539,719	$492,156,823	$497,659,810

	2013	2012	2013	2012	2013	2012
Units, beginning of period	3,402,347	3,542,459	2,447,584	2,674,567	22,633,957	26,581,614
Units issued	85,348	741,996	68,342	77,615	2,244,498	947,486
Units redeemed	(3,487,695)	(882,108)	(2,515,926)	(304,598)	(5,940,462)	(4,895,143)

Units, end of period	—	3,402,347	—	2,447,584	18,937,993	22,633,957

(e)	Terminated as an investment option on April 29, 2013.

See accompanying notes.

34

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	American International Trust Series III		American New World Trust Series II		American New World Trust Series III
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$668,124	$705,398	$444,087	$262,916	$25,863	$22,422
Expenses:
Mortality and expense risk and administrative charges	(476,499)	(444,992)	(882,209)	(923,051)	(23,197)	(26,096)

Net investment income (loss)	191,625	260,406	(438,122)	(660,135)	2,666	(3,674)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,056,271	(3,586)	2,184,169	1,810,990	157,833	154,884

Realized gains (losses)	1,056,271	(3,586)	2,184,169	1,810,990	157,833	154,884

Unrealized appreciation (depreciation) during the period	8,629,281	7,433,870	3,283,089	7,570,813	61,830	244,921

Net increase (decrease) in contract owners’ equity from operations	9,877,177	7,690,690	5,029,136	8,721,668	222,329	396,131

Changes from principal transactions:
Purchase payments	187,635	931,290	194,951	274,377	5	19,734
Transfers between sub-accounts and the company	(1,302,952)	259,853	(1,565,911)	(1,333,309)	(149,580)	(330,681)
Withdrawals	(4,050,588)	(2,838,220)	(6,984,760)	(5,473,637)	(496,085)	(165,299)
Annual contract fee	(386,468)	(396,039)	(207,390)	(227,193)	(1,199)	(1,722)

Net increase (decrease) in contract owners’ equity from principal transactions	(5,552,373)	(2,043,116)	(8,563,110)	(6,759,762)	(646,859)	(477,968)

Total increase (decrease) in contract owners’ equity	4,324,804	5,647,574	(3,533,974)	1,961,906	(424,530)	(81,837)
Contract owners’ equity at beginning of period	50,474,665	44,827,091	62,292,030	60,330,124	2,546,429	2,628,266

Contract owners’ equity at end of period	$54,799,469	$50,474,665	$58,758,056	$62,292,030	$2,121,899	$2,546,429

	2013	2012	2013	2012	2013	2012
Units, beginning of period	4,154,206	4,311,666	4,498,260	5,023,539	189,733	228,234
Units issued	110,774	359,807	552,238	556,962	8,549	5,871
Units redeemed	(521,537)	(517,267)	(1,163,548)	(1,082,241)	(54,744)	(44,372)

Units, end of period	3,743,443	4,154,206	3,886,950	4,498,260	143,538	189,733

See accompanying notes.

35

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Basic Value Focus (a)		Blue Chip Growth Trust Series I		Blue Chip Growth Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$77,574	$98,057	$623,962	$204,787	$129,933	$—
Expenses:
Mortality and expense risk and administrative charges	(96,296)	(95,885)	(3,453,384)	(3,351,528)	(1,846,011)	(1,798,956)

Net investment income (loss)	(18,722)	2,172	(2,829,422)	(3,146,741)	(1,716,078)	(1,798,956)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(12,862)	(298,600)	20,346,943	16,192,418	12,409,865	4,800,026

Realized gains (losses)	(12,862)	(298,600)	20,346,943	16,192,418	12,409,865	4,800,026

Unrealized appreciation (depreciation) during the period	2,025,334	1,047,888	60,992,355	21,766,291	27,750,597	13,749,229

Net increase (decrease) in contract owners’ equity from operations	1,993,750	751,460	78,509,876	34,811,968	38,444,384	16,750,299

Changes from principal transactions:
Purchase payments	4,014	24,318	611,040	564,972	480,927	478,332
Transfers between sub-accounts and the company	(508,486)	(399,669)	(3,276,396)	(6,905,107)	4,384,519	(588,306)
Withdrawals	(811,757)	(759,271)	(28,343,477)	(26,601,729)	(17,994,470)	(16,279,546)
Annual contract fee	(19,667)	(21,387)	(431,908)	(473,148)	(366,754)	(393,096)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,335,896)	(1,156,009)	(31,440,741)	(33,415,012)	(13,495,778)	(16,782,616)

Total increase (decrease) in contract owners’ equity	657,854	(404,549)	47,069,135	1,396,956	24,948,606	(32,317)
Contract owners’ equity at beginning of period	6,057,654	6,462,203	217,180,428	215,783,472	106,689,397	106,721,714

Contract owners’ equity at end of period	$6,715,508	$6,057,654	$264,249,563	$217,180,428	$131,638,003	$106,689,397

	2013	2012	2013	2012	2013	2012
Units, beginning of period	234,669	281,077	8,904,367	10,364,865	6,082,613	7,061,184
Units issued	408	2,344	390,020	357,224	989,043	901,342
Units redeemed	(45,217)	(48,752)	(1,555,902)	(1,817,722)	(1,639,619)	(1,879,913)

Units, end of period	189,860	234,669	7,738,485	8,904,367	5,432,037	6,082,613

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

36

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Bond PS - Series II		Bond Trust Series I		Bond Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$4,986	$8,727	$6,999,753	$6,613,651	$14,435,077	$14,123,364
Expenses:
Mortality and expense risk and administrative charges	(2,415)	(10,496)	(2,153,643)	(2,156,504)	(8,281,128)	(8,755,889)

Net investment income (loss)	2,571	(1,769)	4,846,110	4,457,147	6,153,949	5,367,475

Realized gains (losses) on investments:
Capital gain distributions received	485	—	1,806,653	1,632,415	4,009,948	3,777,308
Net realized gain (loss)	1,764	(33,278)	(85,177)	326,990	(204,456)	1,231,871

Realized gains (losses)	2,249	(33,278)	1,721,476	1,959,405	3,805,492	5,009,179

Unrealized appreciation (depreciation) during the period	(1,732)	19,239	(11,981,712)	6,040,043	(26,939,126)	14,338,440

Net increase (decrease) in contract owners’ equity from operations	3,088	(15,808)	(5,414,126)	12,456,595	(16,979,685)	24,715,094

Changes from principal transactions:
Purchase payments	—	—	860,056	4,422,660	753,288	2,604,312
Transfers between sub-accounts and accompany	(19,316)	(1,880,925)	31,939,880	14,285,137	68,956,183	16,874,527
Withdrawals	(22,268)	(42,504)	(20,518,404)	(15,049,684)	(56,451,709)	(47,422,357)
Annual contract fee	(869)	(8,088)	(1,593,665)	(1,760,241)	(2,704,840)	(3,000,418)

Net increase (decrease) in contract owners’ equity from principal transactions	(42,453)	(1,931,517)	10,687,867	1,897,872	10,552,922	(30,943,936)

Total increase (decrease) in contract owners’ equity	(39,365)	(1,947,325)	5,273,741	14,354,467	(6,426,763)	(6,228,842)
Contract owners’ equity at beginning of period	284,489	2,231,814	241,510,022	227,155,555	553,118,027	559,346,869

Contract owners’ equity at end of period	$245,124	$284,489	$246,783,763	$241,510,022	$546,691,264	$553,118,027

	2013	2012	2013	2012	2013	2012
Units, beginning of period	21,579	176,037	18,221,684	18,060,579	42,147,504	44,532,446
Units issued	175,683	937,386	2,738,282	1,690,279	9,524,504	4,579,434
Units redeemed	(178,069)	(1,091,844)	(1,911,828)	(1,529,174)	(8,503,544)	(6,964,376)

Units, end of period	19,193	21,579	19,048,138	18,221,684	43,168,464	42,147,504

See accompanying notes.

37

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Capital Appreciation Trust Series I		Capital Appreciation Trust Series II		Capital Appreciation Value Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$345,360	$221,668	$135,097	$40,692	$3,080,025	$3,538,518
Expenses:
Mortality and expense risk and administrative charges	(2,107,418)	(2,150,225)	(1,007,107)	(1,058,876)	(4,325,636)	(4,197,912)

Net investment income (loss)	(1,762,058)	(1,928,557)	(872,010)	(1,018,184)	(1,245,611)	(659,394)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	25,317,981	27,541,663
Net realized gain (loss)	10,282,275	6,540,809	7,543,016	4,586,679	12,180,052	10,259,924

Realized gains (losses)	10,282,275	6,540,809	7,543,016	4,586,679	37,498,033	37,801,587

Unrealized appreciation (depreciation) during the period	35,264,133	15,041,686	12,527,969	4,993,028	18,512,494	(2,413,479)

Net increase (decrease) in contract owners’ equity from operations	43,784,350	19,653,938	19,198,975	8,561,523	54,764,916	34,728,714

Changes from principal transactions:
Purchase payments	315,592	439,346	552,357	215,780	1,515,804	5,272,228
Transfers between sub-accounts and the company	(7,346,973)	(7,217,980)	(4,491,680)	377,120	(8,539,724)	(10,447,733)
Withdrawals	(16,878,720)	(16,571,934)	(9,024,153)	(9,576,008)	(23,419,689)	(22,184,154)
Annual contract fee	(330,404)	(415,194)	(239,321)	(278,141)	(2,089,114)	(2,130,790)

Net increase (decrease) in contract owners’ equity from principal transactions	(24,240,505)	(23,765,762)	(13,202,797)	(9,261,249)	(32,532,723)	(29,490,449)

Total increase (decrease) in contract owners’ equity	19,543,845	(4,111,824)	5,996,178	(699,726)	22,232,193	5,238,265
Contract owners’ equity at beginning of period	136,224,374	140,336,198	62,558,711	63,258,437	285,351,761	280,113,496

Contract owners’ equity at end of period	$155,768,219	$136,224,374	$68,554,889	$62,558,711	$307,583,954	$285,351,761

	2013	2012	2013	2012	2013	2012
Units, beginning of period	12,109,605	14,254,891	3,741,176	4,312,243	19,197,836	21,274,575
Units issued	290,503	384,316	463,715	647,181	317,209	269,005
Units redeemed	(2,178,107)	(2,529,602)	(1,160,202)	(1,218,248)	(2,271,710)	(2,345,744)

Units, end of period	10,222,001	12,109,605	3,044,689	3,741,176	17,243,335	19,197,836

See accompanying notes.

38

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Allocation Plus Trust Series I		Core Allocation Plus Trust Series II		Core Bond Trust Series II
	2013 (d)	2012	2013 (d)	2012	2013	2012
Income:
Dividend distributions received	$608,769	$258,928	$3,894,775	$1,575,783	$153,391	$252,187
Expenses:
Mortality and expense risk and administrative charges	(173,236)	(184,406)	(1,952,698)	(2,009,994)	(145,006)	(163,531)

Net investment income (loss)	435,533	74,522	1,942,077	(434,211)	8,385	88,656

Realized gains (losses) on investments:
Capital gain distributions received	6,422,418	1,211,044	44,476,812	8,243,196	310,356	255,995
Net realized gain (loss)	(1,611,461)	967,340	(3,603,793)	3,356,623	(121,106)	55,570

Realized gains (losses)	4,810,957	2,178,384	40,873,019	11,599,819	189,250	311,565

Unrealized appreciation (depreciation) during the period	(1,732,427)	154,306	(19,078,718)	4,024,972	(576,590)	66,498

Net increase (decrease) in contract owners’ equity from operations	3,514,063	2,407,212	23,736,378	15,190,580	(378,955)	466,719

Changes from principal transactions:
Purchase payments	62,006	503,932	787,411	2,362,879	416	14,052
Transfers between sub-accounts and the company	(21,322,195)	(582,912)	(150,583,993)	(4,363,124)	(1,522,626)	(50,087)
Withdrawals	(1,199,368)	(3,085,103)	(9,794,936)	(8,377,032)	(1,340,252)	(2,018,707)
Annual contract fee	(105,002)	(129,383)	(953,649)	(1,058,495)	(26,818)	(29,910)

Net increase (decrease) in contract owners’ equity from principal transactions	(22,564,559)	(3,293,466)	(160,545,167)	(11,435,772)	(2,889,280)	(2,084,652)

Total increase (decrease) in contract owners’ equity	(19,050,496)	(886,254)	(136,808,789)	3,754,808	(3,268,235)	(1,617,933)
Contract owners’ equity at beginning of period	19,050,496	19,936,750	136,808,789	133,053,981	10,873,608	12,491,541

Contract owners’ equity at end of period	$—	$19,050,496	$—	$136,808,789	$7,605,373	$10,873,608

	2013	2012	2013	2012	2013	2012
Units, beginning of period	1,426,785	1,680,216	10,879,639	11,823,666	638,394	765,849
Units issued	20,423	49,914	95,984	162,574	70,404	266,550
Units redeemed	(1,447,208)	(303,345)	(10,975,623)	(1,106,601)	(244,153)	(394,005)

Units, end of period	—	1,426,785	—	10,879,639	464,645	638,394

(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

39

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Fundamental Holdings Trust Series II		Core Fundamental Holdings Trust Series III		Core Global Diversification Trust Series I
	2013 (d)	2012	2013 (d)	2012	2013 (d)	2012
Income:
Dividend distributions received	$5,686,334	$4,907,554	$553,277	$517,750	$3,251	$11,989
Expenses:
Mortality and expense risk and administrative charges	(4,205,441)	(3,767,744)	(224,975)	(220,781)	(1,859)	(1,802)

Net investment income (loss)	1,480,893	1,139,810	328,302	296,969	1,392	10,187

Realized gains (losses) on investments:
Capital gain distributions received	57,563,722	2,667,318	4,559,122	226,039	16,217	1,859
Net realized gain (loss)	(2,291,160)	4,336,345	234,567	453,223	(7,479)	(43)

Realized gains (losses)	55,272,562	7,003,663	4,793,689	679,262	8,738	1,816

Unrealized appreciation (depreciation) during the period	(21,394,867)	15,238,800	(1,901,469)	1,329,713	7,869	4,483

Net increase (decrease) in contract owners’ equity from operations	35,358,588	23,382,273	3,220,522	2,305,944	17,999	16,486

Changes from principal transactions:
Purchase payments	1,977,360	3,837,836	122,503	497,212	—	—
Transfers between sub-accounts and the company	(304,735,754)	40,478,386	(26,627,522)	917,248	(174,603)	—
Withdrawals	(16,108,055)	(14,871,967)	(1,157,625)	(1,575,382)	—	—
Annual contract fee	(2,138,308)	(2,063,267)	(216,351)	(243,587)	—	—

Net increase (decrease) in contract owners’ equity from principal transactions	(321,004,757)	27,380,988	(27,878,995)	(404,509)	(174,603)	—

Total increase (decrease) in contract owners’ equity	(285,646,169)	50,763,261	(24,658,473)	1,901,435	(156,604)	16,486
Contract owners’ equity at beginning of period	285,646,169	234,882,908	24,658,473	22,757,038	156,604	140,118

Contract owners’ equity at end of period	$—	$285,646,169	$—	$24,658,473	$—	$156,604

	2013	2012	2013	2012	2013	2012
Units, beginning of period	16,595,696	14,894,848	1,417,211	1,440,730	10,314	10,314
Units issued	3,858,911	3,600,424	134,512	154,353	—	—
Units redeemed	(20,454,607)	(1,899,576)	(1,551,723)	(177,872)	(10,314)	—

Units, end of period	—	16,595,696	—	1,417,211	—	10,314

(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

40

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Global Diversification Trust Series II		Core Global Diversification Trust Series III		Core Strategy Trust Series I
	2013 (d)	2012	2013 (d)	2012	2013 (c)
Income:
Dividend distributions received	$5,724,210	$21,777,517	$476,180	$1,428,864	$802,928
Expenses:
Mortality and expense risk and administrative charges	(4,270,570)	(4,048,938)	(166,170)	(159,760)	(85,974)

Net investment income (loss)	1,453,640	17,728,579	310,010	1,269,104	716,954

Realized gains (losses) on investments:
Capital gain distributions received	31,504,544	3,449,835	2,171,558	221,205	36,702
Net realized gain (loss)	(4,297,504)	1,689,947	(394,424)	101,050	(13,502)

Realized gains (losses)	27,207,040	5,139,782	1,777,134	322,255	23,200

Unrealized appreciation (depreciation) during the period	4,216,861	6,586,453	171,900	480,707	1,685,436

Net increase (decrease) in contract owners’ equity from operations	32,877,541	29,454,814	2,259,044	2,072,066	2,425,590

Changes from principal transactions:
Purchase payments	1,970,857	4,038,534	84,722	358,815	58,255
Transfers between sub-accounts and the company	(305,329,838)	11,580,740	(19,447,994)	4,005	138,032,310
Withdrawals	(18,454,180)	(17,885,631)	(970,032)	(1,553,214)	(807,895)
Annual contract fee	(2,069,176)	(2,113,757)	(163,014)	(170,758)	(54,839)

Net increase (decrease) in contract owners’ equity from principal transactions	(323,882,337)	(4,380,114)	(20,496,318)	(1,361,152)	137,227,831

Total increase (decrease) in contract owners’ equity	(291,004,796)	25,074,700	(18,237,274)	710,914	139,653,421
Contract owners’ equity at beginning of period	291,004,796	265,930,096	18,237,274	17,526,360	—

Contract owners’ equity at end of period	$—	$291,004,796	$—	$18,237,274	$139,653,421

	2013	2012	2013	2012	2013
Units, beginning of period	17,001,505	17,280,824	1,053,937	1,137,857	—
Units issued	3,023,907	2,136,153	228,567	59,695	10,266,667
Units redeemed	(20,025,412)	(2,415,472)	(1,282,504)	(143,615)	(49,014)

Units, end of period	—	17,001,505	—	1,053,937	10,217,653

(c)	Reflects the period from commencement of operations on April 29, 2013 through December 31, 2013.
(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

41

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Core Strategy Trust Series II		Core Strategy Trust Series NAV		Disciplined Diversification Trust Series II
	2013	2012	2013	2012	2013 (d)	2012
Income:
Dividend distributions received	$13,225,582	$15,658,305	$67,026	$253,115	$7,130,027	$4,363,850
Expenses:
Mortality and expense risk and administrative charges	(13,097,052)	(9,251,326)	(130,210)	(114,850)	(2,818,486)	(2,918,979)

Net investment income (loss)	128,530	6,406,979	(63,184)	138,265	4,311,541	1,444,871

Realized gains (losses) on investments:
Capital gain distributions received	75,504,617	—	1,042,445	—	89,360,546	2,674,340
Net realized gain (loss)	18,804,046	2,562,142	83,449	212,776	(12,604,460)	6,492,177

Realized gains (losses)	94,308,663	2,562,142	1,125,894	212,776	76,756,086	9,166,517

Unrealized appreciation (depreciation) during the period	64,457,944	53,598,174	540,679	430,886	(55,058,309)	10,574,657

Net increase (decrease) in contract owners’ equity from operations	158,895,137	62,567,295	1,603,389	781,927	26,009,318	21,186,045

Changes from principal transactions:
Purchase payments	3,099,170	6,668,718	—	—	823,693	3,362,022
Transfers between sub-accounts and the company	2,828,285,686	6,696,105	551,346	3,566,691	(219,671,425)	(4,975,531)
Withdrawals	(71,907,564)	(38,231,696)	(736,330)	(1,439,071)	(9,452,994)	(12,680,267)
Annual contract fee	(6,108,754)	(4,200,798)	—	—	(1,346,898)	(1,554,577)

Net increase (decrease) in contract owners’ equity from principal transactions	2,753,368,538	(29,067,671)	(184,984)	2,127,620	(229,647,624)	(15,848,353)

Total increase (decrease) in contract owners’ equity	2,912,263,675	33,499,624	1,418,405	2,909,547	(203,638,306)	5,337,692
Contract owners’ equity at beginning of period	632,257,258	598,757,634	9,321,783	6,412,236	203,638,306	198,300,614

Contract owners’ equity at end of period	$3,544,520,933	$632,257,258	$10,740,188	$9,321,783	$—	$203,638,306

	2013	2012	2013	2012	2013	2012
Units, beginning of period	42,857,530	44,896,481	600,806	408,019	14,938,594	16,151,400
Units issued	169,852,427	2,382,647	28,148	291,985	141,543	224,960
Units redeemed	(6,934,578)	(4,421,598)	(51,968)	(99,198)	(15,080,137)	(1,437,766)

Units, end of period	205,775,379	42,857,530	576,986	600,806	—	14,938,594

(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

42

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	DWS Equity 500 Index (a)		Equity-Income Trust Series I		Equity-Income Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$211,623	$192,156	$4,602,670	$4,679,987	$2,713,699	$2,771,833
Expenses:
Mortality and expense risk and administrative charges	(235,905)	(226,830)	(3,649,886)	(3,455,492)	(2,542,207)	(2,433,691)

Net investment income (loss)	(24,282)	(34,674)	952,784	1,224,495	171,492	338,142

Realized gains (losses) on investments:
Capital gain distributions received	320,204	—	—	—	—	—
Net realized gain (loss)	744,960	164,877	3,401,909	(4,879,615)	8,724,153	(3,113,645)

Realized gains (losses)	1,065,164	164,877	3,401,909	(4,879,615)	8,724,153	(3,113,645)

Unrealized appreciation (depreciation) during the period	2,763,423	1,660,533	56,562,158	37,627,182	29,907,400	24,564,990

Net increase (decrease) in contract owners’ equity from operations	3,804,305	1,790,736	60,916,851	33,972,062	38,803,045	21,789,487

Changes from principal transactions:
Purchase payments	86,771	236,567	575,800	617,399	690,083	667,626
Transfers between sub-accounts and the company	222,327	(426,392)	(4,699,389)	(8,691,759)	3,067,298	(4,085,107)
Withdrawals	(2,504,963)	(1,288,723)	(28,713,661)	(26,771,294)	(23,523,505)	(20,083,410)
Annual contract fee	(74,895)	(80,265)	(411,457)	(455,319)	(504,043)	(533,030)

Net increase (decrease) in contract owners’ equity from principal transactions	(2,270,760)	(1,558,813)	(33,248,707)	(35,300,973)	(20,270,167)	(24,033,921)

Total increase (decrease) in contract owners’ equity	1,533,545	231,923	27,668,144	(1,328,911)	18,532,878	(2,244,434)
Contract owners’ equity at beginning of period	14,069,131	13,837,208	229,408,492	230,737,403	147,657,653	149,902,087

Contract owners’ equity at end of period	$15,602,676	$14,069,131	$257,076,636	$229,408,492	$166,190,531	$147,657,653

	2013	2012	2013	2012	2013	2012
Units, beginning of period	636,807	710,117	7,401,909	8,654,302	8,600,785	10,066,027
Units issued	39,202	21,694	230,964	242,306	909,091	650,080
Units redeemed	(128,347)	(95,004)	(1,199,661)	(1,494,699)	(1,896,209)	(2,115,322)

Units, end of period	547,662	636,807	6,433,212	7,401,909	7,613,667	8,600,785

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

43

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Financial Services Trust Series I		Financial Services Trust Series II		Founding Allocation Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$73,804	$81,972	$93,337	$115,601	$1,164,735	$1,361,407
Expenses:
Mortality and expense risk and administrative charges	(182,947)	(163,303)	(328,698)	(312,028)	(447,348)	(407,700)

Net investment income (loss)	(109,143)	(81,331)	(235,361)	(196,427)	717,387	953,707

Realized gains (losses) on investments:
Capital gain distributions received	123,074	—	219,821	—	—	—
Net realized gain (loss)	1,402,784	394,440	2,510,239	806,122	2,346,316	1,496,798

Realized gains (losses)	1,525,858	394,440	2,730,060	806,122	2,346,316	1,496,798

Unrealized appreciation (depreciation) during the period	1,576,613	1,315,102	2,688,222	2,286,194	7,206,887	3,896,103

Net increase (decrease) in contract owners’ equity from operations	2,993,328	1,628,211	5,182,921	2,895,889	10,270,590	6,346,608

Changes from principal transactions:
Purchase payments	39,881	32,656	74,069	79,250	167,774	1,554,262
Transfers between sub-accounts and the company	(218,965)	(709,516)	1,621,893	(613,703)	(465,625)	(1,653,863)
Withdrawals	(1,038,435)	(1,104,795)	(3,240,095)	(2,815,049)	(4,180,180)	(3,140,279)
Annual contract fee	(42,099)	(44,354)	(65,941)	(70,225)	(270,539)	(297,658)

Net increase (decrease) in contract owners’ equity from principal transactions	(1,259,618)	(1,826,009)	(1,610,074)	(3,419,727)	(4,748,570)	(3,537,538)

Total increase (decrease) in contract owners’ equity	1,733,710	(197,798)	3,572,847	(523,838)	5,522,020	2,809,070
Contract owners’ equity at beginning of period	10,490,915	10,688,713	18,855,797	19,379,635	46,220,025	43,410,955

Contract owners’ equity at end of period	$12,224,625	$10,490,915	$22,428,644	$18,855,797	$51,742,045	$46,220,025

	2013	2012	2013	2012	2013	2012
Units, beginning of period	751,722	890,859	1,291,549	1,537,314	3,311,637	3,582,202
Units issued	169,132	83,057	296,047	139,537	20,270	140,966
Units redeemed	(240,556)	(222,194)	(392,137)	(385,302)	(324,245)	(411,531)

Units, end of period	680,298	751,722	1,195,459	1,291,549	3,007,662	3,311,637

See accompanying notes.

44

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Founding Allocation Trust Series II		Fundamental All Cap Core Trust Series II		Fundamental Holdings Trust Series II
	2013	2012	2013	2012	2013 (d)	2012
Income:
Dividend distributions received	$25,095,839	$30,435,948	$426,861	$320,384	$14,351,187	$14,444,844
Expenses:
Mortality and expense risk and administrative charges	(17,646,351)	(16,686,340)	(935,107)	(879,189)	(12,953,204)	(13,960,105)

Net investment income (loss)	7,449,488	13,749,608	(508,246)	(558,805)	1,397,983	484,739

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	299,525,625	—
Net realized gain (loss)	(2,460,892)	(26,121,415)	593,679	(2,389,648)	23,242,985	(4,937,994)

Realized gains (losses)	(2,460,892)	(26,121,415)	593,679	(2,389,648)	322,768,610	(4,937,994)

Unrealized appreciation (depreciation) during the period	229,737,873	158,086,187	17,159,146	13,877,541	(218,299,774)	100,344,347

Net increase (decrease) in contract owners’ equity from operations	234,726,469	145,714,380	17,244,579	10,929,088	105,866,819	95,891,092

Changes from principal transactions:
Purchase payments	2,688,797	6,731,640	404,721	927,188	2,856,112	12,844,040
Transfers between sub-accounts and the company	(31,155,476)	(45,774,306)	(5,139,898)	(412,246)	(967,608,819)	(27,479,909)
Withdrawals	(86,720,696)	(70,712,077)	(10,877,625)	(5,534,415)	(64,102,750)	(64,191,949)
Annual contract fee	(7,622,896)	(7,838,127)	(273,886)	(298,181)	(6,080,281)	(6,849,035)

Net increase (decrease) in contract owners’ equity from principal transactions	(122,810,271)	(117,592,870)	(15,886,688)	(5,317,654)	(1,034,935,738)	(85,676,853)

Total increase (decrease) in contract owners’ equity	111,916,198	28,121,510	1,357,891	5,611,434	(929,068,919)	10,214,239
Contract owners’ equity at beginning of period	1,100,916,744	1,072,795,234	59,159,232	53,547,798	929,068,919	918,854,680

Contract owners’ equity at end of period	$1,212,832,942	$1,100,916,744	$60,517,123	$59,159,232	$—	$929,068,919

	2013	2012	2013	2012	2013	2012
Units, beginning of period	93,098,857	103,682,609	2,866,960	3,148,239	74,401,402	81,569,528
Units issued	550,589	280,909	148,759	284,899	328,095	483,089
Units redeemed	(9,916,917)	(10,864,661)	(816,295)	(566,178)	(74,729,497)	(7,651,215)

Units, end of period	83,732,529	93,098,857	2,199,424	2,866,960	—	74,401,402

(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

45

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Fundamental Holdings Trust Series III		Fundamental Large Cap Value Trust Series I	Fundamental Large Cap Value Trust Series II
	2013 (d)	2012	2013 (b)	2013	2012
Income:
Dividend distributions received	$1,215,573	$1,257,322	$—	$140,079	$126,853
Expenses:
Mortality and expense risk and administrative charges	(523,980)	(552,280)	(25,152)	(247,266)	(184,098)

Net investment income (loss)	691,593	705,042	(25,152)	(107,187)	(57,245)

Realized gains (losses) on investments:
Capital gain distributions received	20,393,121	—	—	—	—
Net realized gain (loss)	1,881,290	1,352,403	2,336	703,284	(248,127)

Realized gains (losses)	22,274,411	1,352,403	2,336	703,284	(248,127)

Unrealized appreciation (depreciation) during the period	(15,232,752)	4,843,745	680,113	3,710,432	2,699,800

Net increase (decrease) in contract owners’ equity from operations	7,733,252	6,901,190	657,297	4,306,529	2,394,428

Changes from principal transactions:
Purchase payments	735,622	1,376,162	3,212	148,953	36,913
Transfers between sub-accounts and the company	(65,766,422)	(2,120,352)	24,502,746	21,005,863	2,626,411
Withdrawals	(4,454,230)	(3,620,838)	(321,888)	(3,405,058)	(1,414,681)
Annual contract fee	(358,048)	(413,431)	(3,341)	(69,452)	(59,966)

Net increase (decrease) in contract owners’ equity from principal transactions	(69,843,078)	(4,778,459)	24,180,729	17,680,306	1,188,677

Total increase (decrease) in contract owners’ equity	(62,109,826)	2,122,731	24,838,026	21,986,835	3,583,105
Contract owners’ equity at beginning of period	62,109,826	59,987,095	—	14,355,128	10,772,023

Contract owners’ equity at end of period	$—	$62,109,826	$24,838,026	$36,341,963	$14,355,128

	2013	2012	2013	2013	2012
Units, beginning of period	4,483,756	4,845,753	—	861,806	790,639
Units issued	50,930	107,706	1,256,974	1,248,393	333,799
Units redeemed	(4,534,686)	(469,703)	(58,600)	(424,021)	(262,632)

Units, end of period	—	4,483,756	1,198,374	1,686,178	861,806

(b)	Reflects the period from commencement of operations on December 6, 2013 through December 31, 2013.
(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

46

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Fundamental Value Trust Series I		Fundamental Value Trust Series II		Global Allocation (a)
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$3,442,969	$2,385,279	$2,482,894	$1,693,433	$8,613	$10,999
Expenses:
Mortality and expense risk and administrative charges	(4,022,214)	(3,978,802)	(3,738,168)	(3,808,730)	(11,338)	(11,306)

Net investment income (loss)	(579,245)	(1,593,523)	(1,255,274)	(2,115,297)	(2,725)	(307)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	30,299	2,246
Net realized gain (loss)	19,861,051	15,021,087	6,052,208	(4,437,269)	8,005	33,722

Realized gains (losses)	19,861,051	15,021,087	6,052,208	(4,437,269)	38,304	35,968

Unrealized appreciation (depreciation) during the period	55,686,962	16,934,928	59,199,367	32,751,533	62,277	31,141

Net increase (decrease) in contract owners’ equity from operations	74,968,768	30,362,492	63,996,301	26,198,967	97,856	66,802

Changes from principal transactions:
Purchase payments	636,454	674,689	706,450	735,823	—	—
Transfers between sub-accounts and the company	(9,210,932)	(15,159,128)	(22,676,717)	(10,876,994)	(849)	(59,276)
Withdrawals	(34,191,618)	(32,516,196)	(34,920,458)	(26,033,460)	(11,132)	(57,946)
Annual contract fee	(437,851)	(505,849)	(906,501)	(1,008,696)	(1,708)	(2,028)

Net increase (decrease) in contract owners’ equity from principal transactions	(43,203,947)	(47,506,484)	(57,797,226)	(37,183,327)	(13,689)	(119,250)

Total increase (decrease) in contract owners’ equity	31,764,821	(17,143,992)	6,199,075	(10,984,360)	84,167	(52,448)
Contract owners’ equity at beginning of period	255,769,223	272,913,215	229,708,016	240,692,376	763,369	815,817

Contract owners’ equity at end of period	$287,534,044	$255,769,223	$235,907,091	$229,708,016	$847,536	$763,369

	2013	2012	2013	2012	2013	2012
Units, beginning of period	16,630,579	19,834,197	14,454,454	16,833,144	45,243	52,261
Units issued	91,761	179,659	1,075,956	358,073	127	77
Units redeemed	(2,513,331)	(3,383,277)	(4,201,218)	(2,736,763)	(889)	(7,095)

Units, end of period	14,209,009	16,630,579	11,329,192	14,454,454	44,481	45,243

(a)	Sub-account which invests in non-affiliated Trust.

See accompanying notes.

47

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Global Bond Trust Series I		Global Bond Trust Series II		Global Diversification Trust Series II
	2013	2012	2013	2012	2013 (d)	2012
Income:
Dividend distributions received	$228,655	$4,487,037	$316,407	$10,696,074	$10,636,698	$10,797,252
Expenses:
Mortality and expense risk and administrative charges	(784,069)	(940,922)	(2,086,000)	(2,431,331)	(10,004,332)	(10,585,302)

Net investment income (loss)	(555,414)	3,546,115	(1,769,593)	8,264,743	632,366	211,950

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	162,249,939	—
Net realized gain (loss)	77,112	(172,326)	4,386,267	2,795,674	52,267,584	(8,130,775)

Realized gains (losses)	77,112	(172,326)	4,386,267	2,795,674	214,517,523	(8,130,775)

Unrealized appreciation (depreciation) during the period	(3,528,393)	51,703	(12,836,812)	(3,378,793)	(134,332,090)	99,645,244

Net increase (decrease) in contract owners’ equity from operations	(4,006,695)	3,425,492	(10,220,138)	7,681,624	80,817,799	91,726,419

Changes from principal transactions:
Purchase payments	80,506	71,590	408,823	367,338	2,269,850	9,248,136
Transfers between sub-accounts and the company	(2,695,054)	(1,074,858)	3,532,879	(229,723)	(746,951,390)	(36,673,999)
Withdrawals	(6,418,969)	(7,667,717)	(18,136,100)	(16,953,064)	(43,063,233)	(41,985,034)
Annual contract fee	(82,582)	(106,980)	(491,699)	(580,220)	(4,576,148)	(5,230,142)

Net increase (decrease) in contract owners’ equity from principal transactions	(9,116,099)	(8,777,965)	(14,686,097)	(17,395,669)	(792,320,921)	(74,641,039)

Total increase (decrease) in contract owners’ equity	(13,122,794)	(5,352,473)	(24,906,235)	(9,714,045)	(711,503,122)	17,085,380
Contract owners’ equity at beginning of period	61,077,969	66,430,442	148,539,967	158,254,012	711,503,122	694,417,742

Contract owners’ equity at end of period	$47,955,175	$61,077,969	$123,633,732	$148,539,967	$—	$711,503,122

	2013	2012	2013	2012	2013	2012
Units, beginning of period	1,982,554	2,267,826	6,626,234	7,392,527	56,688,326	62,998,496
Units issued	119,005	141,744	1,530,388	724,969	440,133	416,436
Units redeemed	(434,707)	(427,016)	(1,991,153)	(1,491,262)	(57,128,459)	(6,726,606)

Units, end of period	1,666,852	1,982,554	6,165,469	6,626,234	—	56,688,326

(d)	Terminated as an investment option on December 6, 2013.

See accompanying notes.

48

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Global Trust Series I		Global Trust Series II		Health Sciences Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$2,110,961	$2,793,218	$345,389	$477,672	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(1,792,512)	(1,651,054)	(424,591)	(397,442)	(774,552)	(629,471)

Net investment income (loss)	318,449	1,142,164	(79,202)	80,230	(774,552)	(629,471)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	4,427,469	2,691,259
Net realized gain (loss)	8,550,722	5,619,435	34,026	(1,340,529)	6,785,422	4,002,896

Realized gains (losses)	8,550,722	5,619,435	34,026	(1,340,529)	11,212,891	6,694,155

Unrealized appreciation (depreciation) during the period	28,268,134	17,917,280	6,826,720	5,717,814	9,550,762	4,455,204

Net increase (decrease) in contract owners’ equity from operations	37,137,305	24,678,879	6,781,544	4,457,515	19,989,101	10,519,888

Changes from principal transactions:
Purchase payments	409,439	1,147,660	72,125	93,617	211,043	195,190
Transfers between sub-accounts and the company	(6,007,130)	(7,071,387)	737,786	(660,915)	1,971,696	(1,078,118)
Withdrawals	(14,821,406)	(13,476,544)	(4,666,279)	(2,859,693)	(5,813,512)	(4,674,159)
Annual contract fee	(381,606)	(411,487)	(117,629)	(113,712)	(141,010)	(140,627)

Net increase (decrease) in contract owners’ equity from principal transactions	(20,800,703)	(19,811,758)	(3,973,997)	(3,540,703)	(3,771,783)	(5,697,714)

Total increase (decrease) in contract owners’ equity	16,336,602	4,867,121	2,807,547	916,812	16,217,318	4,822,174
Contract owners’ equity at beginning of period	134,570,665	129,703,544	25,429,832	24,513,020	41,483,488	36,661,314

Contract owners’ equity at end of period	$150,907,267	$134,570,665	$28,237,379	$25,429,832	$57,700,806	$41,483,488

	2013	2012	2013	2012	2013	2012
Units, beginning of period	6,898,282	7,964,742	1,516,248	1,747,057	1,425,170	1,641,542
Units issued	141,075	319,362	223,171	160,495	280,891	244,154
Units redeemed	(1,124,134)	(1,385,822)	(430,398)	(391,304)	(375,067)	(460,526)

Units, end of period	5,915,223	6,898,282	1,309,021	1,516,248	1,330,994	1,425,170

See accompanying notes.

49

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Health Sciences Trust Series II		High Yield Trust Series I		High Yield Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$—	$—	$6,426,961	$3,866,595	$6,718,687	$5,377,149
Expenses:
Mortality and expense risk and administrative charges	(1,115,711)	(942,151)	(1,066,426)	(811,532)	(1,530,173)	(1,216,703)

Net investment income (loss)	(1,115,711)	(942,151)	5,360,535	3,055,063	5,188,514	4,160,446

Realized gains (losses) on investments:
Capital gain distributions received	6,192,846	3,980,900	—	—	—	—
Net realized gain (loss)	10,640,763	7,993,144	1,159,210	(3,798,824)	3,554,681	(3,420,898)

Realized gains (losses)	16,833,609	11,974,044	1,159,210	(3,798,824)	3,554,681	(3,420,898)

Unrealized appreciation (depreciation) during the period	11,459,462	3,637,638	(1,957,351)	9,166,693	(3,249,778)	10,935,955

Net increase (decrease) in contract owners’ equity from operations	27,177,360	14,669,531	4,562,394	8,422,932	5,493,417	11,675,503

Changes from principal transactions:
Purchase payments	290,139	259,493	183,668	251,273	285,222	176,083
Transfers between sub-accounts and the company	4,239,076	899,409	50,691,566	(502,883)	43,230,718	(326,831)
Withdrawals	(10,897,381)	(7,849,869)	(9,383,935)	(8,725,129)	(17,514,035)	(10,523,239)
Annual contract fee	(246,429)	(224,106)	(276,490)	(94,801)	(325,677)	(186,451)

Net increase (decrease) in contract owners’equity from principal transactions	(6,614,595)	(6,915,073)	41,214,809	(9,071,540)	25,676,228	(10,860,438)

Total increase (decrease) in contract owners’ equity	20,562,765	7,754,458	45,777,203	(648,608)	31,169,645	815,065
Contract owners’ equity at beginning of period	57,932,049	50,177,591	52,828,206	53,476,814	75,110,386	74,295,321

Contract owners’ equity at end of period	$78,494,814	$57,932,049	$98,605,409	$52,828,206	$106,280,031	$75,110,386

	2013	2012	2013	2012	2013	2012
Units, beginning of period	1,937,970	2,174,751	2,306,961	2,754,223	3,305,373	3,821,562
Units issued	449,196	505,277	4,558,789	956,038	3,861,106	1,348,427
Units redeemed	(592,333)	(742,058)	(1,183,977)	(1,403,300)	(2,627,377)	(1,864,616)

Units, end of period	1,794,833	1,937,970	5,681,773	2,306,961	4,539,102	3,305,373

See accompanying notes.

50

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

					International Equity Index
	International Core Trust Series I		International Core Trust Series II		Trust B Series I
	2013	2012	2013	2012	2013	2012 (aa)
Income:
Dividend distributions received	$719,458	$711,058	$515,651	$484,120	$496,754	$227,980
Expenses:
Mortality and expense risk and administrative charges	(386,109)	(379,635)	(320,968)	(312,178)	(309,068)	(49,710)

Net investment income (loss)	333,349	331,423	194,683	171,942	187,686	178,270

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(1,405,508)	(3,820,176)	(153,770)	(2,318,964)	465,990	4,800

Realized gains (losses)	(1,405,508)	(3,820,176)	(153,770)	(2,318,964)	465,990	4,800

Unrealized appreciation (depreciation) during the period	6,517,104	6,697,526	4,049,501	4,499,267	1,923,110	994,737

Net increase (decrease) in contract owners’ equity from operations	5,444,945	3,208,773	4,090,414	2,352,245	2,576,786	1,177,807

Changes from principal transactions:
Purchase payments	40,846	76,426	107,846	142,722	115,718	4,439
Transfers between sub-accounts and the company	5,938	(1,389,806)	421,123	(1,616,410)	(953,305)	20,748,198
Withdrawals	(3,117,022)	(3,014,073)	(2,345,050)	(2,811,724)	(2,016,652)	(187,782)
Annual contract fee	(58,389)	(65,658)	(64,274)	(65,602)	(58,992)	(9,418)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,128,627)	(4,393,111)	(1,880,355)	(4,351,014)	(2,913,231)	20,555,437

Total increase (decrease) in contract owners’ equity	2,316,318	(1,184,338)	2,210,059	(1,998,769)	(336,445)	21,733,244
Contract owners’ equity at beginning of period	25,322,340	26,506,678	18,648,342	20,647,111	21,733,244	—

Contract owners’ equity at end of period	$27,638,658	$25,322,340	$20,858,401	$18,648,342	$21,396,799	$21,733,244

	2013	2012	2013	2012	2013	2012
Units, beginning of period	1,705,412	2,030,200	1,164,058	1,465,696	1,641,475	—
Units issued	131,246	113,468	237,852	94,586	142,335	1,684,825
Units redeemed	(329,451)	(438,256)	(332,614)	(396,224)	(353,151)	(43,350)

Units, end of period	1,507,207	1,705,412	1,069,296	1,164,058	1,430,659	1,641,475

(aa)	Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.

See accompanying notes.

51

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Equity Index Trust B Series II		International Equity Index Trust B Series NAV		International Growth Stock Trust Series II
	2013	2012 (aa)	2013	2012	2013	2012 (aa)
Income:
Dividend distributions received	$480,854	$216,531	$430,397	$226,252	$192,449	$97,807
Expenses:
Mortality and expense risk and administrative charges	(350,843)	(59,774)	(287,875)	(292,463)	(296,125)	(49,580)

Net investment income (loss)	130,011	156,757	142,522	(66,211)	(103,676)	48,227

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	625,467	28,316	(1,186,723)	(1,519,150)	523,441	(1,152)

Realized gains (losses)	625,467	28,316	(1,186,723)	(1,519,150)	523,441	(1,152)

Unrealized appreciation (depreciation) during the period	1,916,214	1,140,069	3,251,887	4,404,621	2,702,724	695,041

Net increase (decrease) in contract owners’ equity from operations	2,671,692	1,325,142	2,207,686	2,819,260	3,122,489	742,116

Changes from principal transactions:
Purchase payments	94,830	34,244	89,546	107,082	92,795	20,612
Transfers between sub-accounts and the company	(1,585,726)	24,012,932	70,512	(598,883)	(195,645)	19,992,906
Withdrawals	(2,910,256)	(772,196)	(3,100,471)	(1,627,994)	(2,826,201)	(355,562)
Annual contract fee	(86,333)	(19,206)	(93,484)	(102,820)	(48,558)	(13,836)

Net increase (decrease) in contract owners’ equity from principal transactions	(4,487,485)	23,255,774	(3,033,897)	(2,222,615)	(2,977,609)	19,644,120

Total increase (decrease) in contract owners’ equity	(1,815,793)	24,580,916	(826,211)	596,645	144,880	20,386,236
Contract owners’ equity at beginning of period	24,580,916	—	19,182,549	18,585,904	20,386,236	—

Contract owners’ equity at end of period	$22,765,123	$24,580,916	$18,356,338	$19,182,549	$20,531,116	$20,386,236

	2013	2012	2013	2012	2013	2012
Units, beginning of period	1,860,244	—	1,807,557	2,029,313	1,564,685	—
Units issued	310,490	2,010,313	92,879	97,602	216,218	1,655,037
Units redeemed	(639,993)	(150,069)	(364,953)	(319,358)	(434,387)	(90,352)

Units, end of period	1,530,741	1,860,244	1,535,483	1,807,557	1,346,516	1,564,685

(aa)	Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.

See accompanying notes.

52

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Small Company Trust Series I		International Small Company Trust Series II		International Value Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$549,291	$386,045	$349,180	$235,009	$1,513,353	$2,189,944
Expenses:
Mortality and expense risk and administrative charges	(452,821)	(454,365)	(334,630)	(336,342)	(1,295,467)	(1,264,649)

Net investment income (loss)	96,470	(68,320)	14,550	(101,333)	217,886	925,295

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,182,348	328,097	1,235,243	318,155	(4,819,992)	(10,960,275)

Realized gains (losses)	1,182,348	328,097	1,235,243	318,155	(4,819,992)	(10,960,275)

Unrealized appreciation (depreciation) during the period	5,578,036	4,667,994	3,444,310	3,176,743	23,876,191	23,913,996

Net increase (decrease) in contract owners’ equity from operations	6,856,854	4,927,771	4,694,103	3,393,565	19,274,085	13,879,016

Changes from principal transactions:
Purchase payments	47,191	152,254	83,282	140,976	186,565	347,773
Transfers between sub-accounts and the company	(1,015,597)	(1,972,180)	1,348,434	(1,240,754)	(2,197,067)	(5,975,639)
Withdrawals	(2,908,608)	(3,189,372)	(3,493,119)	(2,806,811)	(9,738,411)	(9,815,950)
Annual contract fee	(74,358)	(98,492)	(68,715)	(83,326)	(187,887)	(207,692)

Net increase (decrease) in contract owners’ equity from principal transactions	(3,951,372)	(5,107,790)	(2,130,118)	(3,989,915)	(11,936,800)	(15,651,508)

Total increase (decrease) in contract owners’ equity	2,905,482	(180,019)	2,563,985	(596,350)	7,337,285	(1,772,492)
Contract owners’ equity at beginning of period	30,333,649	30,513,668	20,750,317	21,346,667	86,197,796	87,970,288

Contract owners’ equity at end of period	$33,239,131	$30,333,649	$23,314,302	$20,750,317	$93,535,081	$86,197,796

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,106,986	2,491,631	1,455,798	1,754,705	4,864,597	5,832,631
Units issued	100,946	86,582	289,944	147,862	192,107	176,986
Units redeemed	(353,698)	(471,227)	(425,412)	(446,769)	(810,207)	(1,145,020)

Units, end of period	1,854,234	2,106,986	1,320,330	1,455,798	4,246,497	4,864,597

See accompanying notes.

53

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	International Value Trust Series II		Investment Quality Bond Trust Series I		Investment Quality Bond Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$1,315,845	$2,074,568	$6,979,948	$3,990,132	$3,544,345	$2,159,495
Expenses:
Mortality and expense risk and administrative charges	(1,369,079)	(1,394,242)	(2,001,849)	(2,184,179)	(1,592,398)	(1,829,763)

Net investment income (loss)	(53,234)	680,326	4,978,099	1,805,953	1,951,947	329,732

Realized gains (losses) on investments:
Capital gain distributions received	—	—	3,459,481	—	1,866,745	—
Net realized gain (loss)	(3,613,877)	(12,868,294)	3,479,000	3,235,527	2,091,191	3,008,877

Realized gains (losses)	(3,613,877)	(12,868,294)	6,938,481	3,235,527	3,957,936	3,008,877

Unrealized appreciation (depreciation) during the period	22,222,175	26,096,448	(17,528,832)	7,109,391	(9,652,979)	3,034,946

Net increase (decrease) in contract owners’ equity from operations	18,555,064	13,908,480	(5,612,252)	12,150,871	(3,743,096)	6,373,555

Changes from principal transactions:
Purchase payments	533,585	370,144	506,713	2,548,582	300,191	336,280
Transfers between sub-accounts and the company	(534,725)	(5,745,852)	12,669,806	6,373,869	1,735,102	5,107,397
Withdrawals	(14,562,844)	(11,011,883)	(18,110,811)	(18,738,874)	(15,654,886)	(14,501,223)
Annual contract fee	(282,833)	(319,540)	(887,040)	(999,478)	(403,237)	(457,246)

Net increase (decrease) in contract owners’ equity from principal transactions	(14,846,817)	(16,707,131)	(5,821,332)	(10,815,901)	(14,022,830)	(9,514,792)

Total increase (decrease) in contract owners’ equity	3,708,247	(2,798,651)	(11,433,584)	1,334,970	(17,765,926)	(3,141,237)
Contract owners’ equity at beginning of period	86,301,827	89,100,478	192,547,793	191,212,823	113,711,452	116,852,689

Contract owners’ equity at end of period	$90,010,074	$86,301,827	$181,114,209	$192,547,793	$95,945,526	$113,711,452

	2013	2012	2013	2012	2013	2012
Units, beginning of period	4,463,283	5,396,627	10,048,782	10,391,724	5,945,106	6,440,389
Units issued	465,226	337,458	1,285,772	998,449	1,265,306	949,030
Units redeemed	(1,150,320)	(1,270,802)	(1,354,140)	(1,341,391)	(1,856,883)	(1,444,313)

Units, end of period	3,778,189	4,463,283	9,980,414	10,048,782	5,353,529	5,945,106

See accompanying notes.

54

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Aggressive Trust Series I		Lifestyle Aggressive Trust Series II		Lifestyle Aggressive PS Series - Series II
	2013	2012	2013	2012	2013 (b)
Income:
Dividend distributions received	$2,102,350	$1,019,730	$3,336,899	$1,750,635	$436
Expenses:
Mortality and expense risk and administrative charges	(1,249,447)	(1,202,016)	(2,424,268)	(2,469,880)	(8)

Net investment income (loss)	852,903	(182,286)	912,631	(719,245)	428

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—
Net realized gain (loss)	1,282,322	(5,230,374)	603,546	(4,555,379)	—

Realized gains (losses)	1,282,322	(5,230,374)	603,546	(4,555,379)	—

Unrealized appreciation (depreciation) during the period	16,430,488	17,043,676	32,228,146	26,511,552	20

Net increase (decrease) in contract owners’ equity from operations	18,565,713	11,631,016	33,744,323	21,236,928	448

Changes from principal transactions:
Purchase payments	847,146	425,069	1,463,809	1,324,376	—
Transfers between sub-accounts and the company	5,911,749	(15,577,714)	(4,428,813)	(14,216,920)	23,057
Withdrawals	(7,122,834)	(5,926,630)	(19,290,025)	(13,611,274)	—
Annual contract fee	(289,378)	(312,685)	(554,835)	(612,027)	—

Net increase (decrease) in contract owners’ equity from principal transactions	(653,317)	(21,391,960)	(22,809,864)	(27,115,845)	23,057

Total increase (decrease) in contract owners’ equity	17,912,396	(9,760,944)	10,934,459	(5,878,917)	23,505
Contract owners’ equity at beginning of period	74,919,817	84,680,761	148,442,451	154,321,368	—

Contract owners’ equity at end of period	$92,832,213	$74,919,817	$159,376,910	$148,442,451	$23,505

	2013	2012	2013	2012	2013
Units, beginning of period	4,256,655	5,509,887	8,462,793	10,061,001	—
Units issued	600,937	148,852	593,324	455,297	1,838
Units redeemed	(662,570)	(1,402,084)	(1,734,751)	(2,053,505)	—

Units, end of period	4,195,022	4,256,655	7,321,366	8,462,793	1,838

(b)	Reflects the period from commencement of operations on December 6, 2013 through December 31, 2013.

See accompanying notes.

55

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Balanced Trust Series I		Lifestyle Balanced Trust Series II		Lifestyle Balanced Trust Series NAV
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$18,360,045	$14,725,280	229,106,085	183,461,154	$2,326	$1,606
Expenses:
Mortality and expense risk and administrative charges	(8,355,660)	(8,648,621)	(136,717,958)	(139,813,138)	(948)	(866)

Net investment income (loss)	10,004,385	6,076,659	92,388,127	43,648,016	1,378	740

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	16,563,752	(83,098)	(4,516,919)	(137,134,554)	97	(30)

Realized gains (losses)	16,563,752	(83,098)	(4,516,919)	(137,134,554)	97	(30)

Unrealized appreciation (depreciation) during the period	45,579,453	61,013,521	839,175,560	960,691,279	7,048	6,165

Net increase (decrease) in contract owners’ equity from operations	72,147,590	67,007,082	927,046,768	867,204,741	8,523	6,875

Changes from principal transactions:
Purchase payments	1,942,046	5,509,819	30,769,070	83,130,095	4,414	4,419
Transfers between sub-accounts and the company	5,602,897	(1,767,315)	(66,112,725)	(28,618,525)	—	—
Withdrawals	(68,038,223)	(71,845,765)	(878,901,732)	(826,035,636)	—	(10,409)
Annual contract fee	(2,900,001)	(3,121,618)	(51,085,741)	(53,146,444)	—	—

Net increase (decrease) in contract owners’ equity from principal transactions	(63,393,281)	(71,224,879)	(965,331,128)	(824,670,510)	4,414	(5,990)

Total increase (decrease) in contract owners’ equity	8,754,309	(4,217,797)	(38,284,360)	42,534,231	12,937	884
Contract owners’ equity at beginning of period	663,373,282	667,591,079	8,984,381,926	8,941,847,695	70,966	70,082

Contract owners’ equity at end of period	$672,127,591	$663,373,282	$8,946,097,566	$8,984,381,926	$83,903	$70,966

	2013	2012	2013	2012	2013	2012
Units, beginning of period	36,807,051	40,214,740	514,301,137	560,278,678	4,616	5,040
Units issued	1,780,850	2,071,179	27,163,886	9,731,475	277	299
Units redeemed	(4,852,875)	(5,478,868)	(75,804,907)	(55,709,016)	—	(723)

Units, end of period	33,735,026	36,807,051	465,660,116	514,301,137	4,893	4,616

See accompanying notes.

56

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Balanced
	PS Series - Series I	Lifestyle Balanced PS Series - Series II		Lifestyle Conservative Trust Series I
	2013 (b)	2013	2012	2013	2012
Income:
Dividend distributions received	$2,871	$3,638,817	$1,494,071	$6,093,150	$6,366,774
Expenses:
Mortality and expense risk and administrative charges	(64)	(2,126,024)	(1,530,145)	(2,562,604)	(2,890,133)

Net investment income (loss)	2,807	1,512,793	(36,074)	3,530,546	3,476,641

Realized gains (losses) on investments:
Capital gain distributions received	—	4,027,715	66,422	5,992,850	4,736,689
Net realized gain (loss)	(16)	1,672,348	258,348	5,913,364	6,822,823

Realized gains (losses)	(16)	5,700,063	324,770	11,906,214	11,559,512

Unrealized appreciation (depreciation) during the period	(1,620)	11,918,134	8,997,882	(10,480,160)	77,310

Net increase (decrease) in contract owners’ equity from operations	1,171	19,130,990	9,286,578	4,956,600	15,113,463

Changes from principal transactions:
Purchase payments	—	1,745,646	53,750,577	337,997	1,848,201
Transfers between sub-accounts and the company	144,109	27,126,101	37,924,343	(34,959,131)	25,649,308
Withdrawals	(3,000)	(4,968,133)	(2,518,485)	(20,979,804)	(29,219,111)
Annual contract fee	—	(1,982,023)	(1,092,263)	(789,390)	(889,595)

Net increase (decrease) in contract owners’ equity from principal transactions	141,109	21,921,591	88,064,172	(56,390,328)	(2,611,197)

Total increase (decrease) in contract owners’ equity	142,280	41,052,581	97,350,750	(51,433,728)	12,502,266
Contract owners’ equity at beginning of period	—	164,597,717	67,246,967	225,765,059	213,262,793

Contract owners’ equity at end of period	$142,280	$205,650,298	$164,597,717	$174,331,331	$225,765,059

	2013	2013	2012	2013	2012
Units, beginning of period	—	12,280,686	5,516,463	11,374,734	11,272,969
Units issued	11,499	2,450,453	7,285,273	832,262	2,478,607
Units redeemed	(241)	(838,614)	(521,050)	(3,592,375)	(2,376,842)

Units, end of period	11,258	13,892,525	12,280,686	8,614,621	11,374,734

(b)	Reflects the period from commencement of operations on December 6, 2013 through December 31, 2013.

See accompanying notes.

57

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Conservative Trust Series II		Lifestyle Conservative PS Series - Series II		Lifestyle Growth Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$60,509,290	$63,092,211	$1,021,731	$565,269	$15,982,594	$11,122,109
Expenses:
Mortality and expense risk and administrative charges	(32,566,959)	(36,131,066)	(669,762)	(578,218)	(7,795,455)	(7,452,094)

Net investment income (loss)	27,942,331	26,961,145	351,969	(12,949)	8,187,139	3,670,015

Realized gains (losses) on investments:
Capital gain distributions received	62,381,138	50,911,427	548,709	4,563	—	—
Net realized gain (loss)	119,353,362	75,370,987	1,062,088	142,566	15,634,765	1,529,313

Realized gains (losses)	181,734,500	126,282,414	1,610,797	147,129	15,634,765	1,529,313

Unrealized appreciation (depreciation) during the period	(166,104,387)	(3,430,158)	(786,280)	2,110,457	83,410,737	63,802,778

Net increase (decrease) in contract owners’ equity from operations	43,572,444	149,813,401	1,176,486	2,244,637	107,232,641	69,002,106

Changes from principal transactions:
Purchase payments	6,214,303	22,013,694	673,970	20,090,925	3,459,839	7,691,300
Transfers between sub-accounts and the company	(351,496,843)	192,840,310	(7,648,994)	7,663,657	14,554,095	36,672,409
Withdrawals	(252,000,634)	(268,452,593)	(2,388,334)	(2,165,486)	(55,659,834)	(58,181,377)
Annual contract fee	(12,772,946)	(13,932,643)	(541,073)	(362,212)	(3,250,174)	(3,321,828)

Net increase (decrease) in contract owners’ equity from principal transactions	(610,056,120)	(67,531,232)	(9,904,431)	25,226,884	(40,896,074)	(17,139,496)

Total increase (decrease) in contract owners’ equity	(566,483,676)	82,282,169	(8,727,945)	27,471,521	66,336,567	51,862,610
Contract owners’ equity at beginning of period	2,391,723,384	2,309,441,215	54,631,474	27,159,953	617,143,126	565,280,516

Contract owners’ equity at end of period	$1,825,239,708	$2,391,723,384	$45,903,529	$54,631,474	$683,479,693	$617,143,126

	2013	2012	2013	2012	2013	2012
Units, beginning of period	133,397,940	136,960,732	4,108,790	2,167,186	37,057,992	37,272,775
Units issued	8,542,023	17,990,792	403,848	2,345,049	2,221,476	5,381,274
Units redeemed	(41,527,057)	(21,553,584)	(1,135,073)	(403,445)	(4,215,341)	(5,596,057)

Units, end of period	100,412,906	133,397,940	3,377,565	4,108,790	35,064,127	37,057,992

See accompanying notes.

58

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Growth Trust Series II		Lifestyle Growth Trust Series NAV		Lifestyle Growth PS Series - Series I
	2013	2012	2013	2012	2013 (b)
Income:
Dividend distributions received	$281,704,800	$191,843,512	$16,178	$10,619	$35,180
Expenses:
Mortality and expense risk and administrative charges	(188,999,504)	(180,713,977)	(7,535)	(5,154)	(1,372)

Net investment income (loss)	92,705,296	11,129,535	8,643	5,465	33,808

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—
Net realized gain (loss)	13,970,832	(227,173,651)	855	16	13

Realized gains (losses)	13,970,832	(227,173,651)	855	16	13

Unrealized appreciation (depreciation) during the period	1,879,743,679	1,502,287,512	93,962	25,521	26,103

Net increase (decrease) in contract owners’ equity from operations	1,986,419,807	1,286,243,396	103,460	31,002	59,924

Changes from principal transactions:
Purchase payments	46,935,665	127,406,031	—	—	200
Transfers between sub-accounts and the company	254,886,742	231,620,396	—	395,051	2,382,962
Withdrawals	(1,078,403,722)	(824,583,296)	—	—	—
Annual contract fee	(74,006,475)	(73,972,433)	—	—	(1,657)

Net increase (decrease) in contract owners’ equity from principal transactions	(850,587,790)	(539,529,302)	—	395,051	2,381,505

Total increase (decrease) in contract owners’ equity	1,135,832,017	746,714,094	103,460	426,053	2,441,429
Contract owners’ equity at beginning of period	11,862,336,642	11,115,622,548	576,107	150,054	—

Contract owners’ equity at end of period	$12,998,168,659	$11,862,336,642	$679,567	$576,107	$2,441,429

	2013	2012	2013	2012	2013
Units, beginning of period	708,897,028	737,881,259	36,484	10,695	—
Units issued	48,415,876	44,521,051	—	25,789	191,976
Units redeemed	(90,972,114)	(73,505,282)	—	—	—

Units, end of period	666,340,790	708,897,028	36,484	36,484	191,976

(b)	Reflects the period from commencement of operations on December 6, 2013 through December 31, 2013.

See accompanying notes.

59

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Growth PS Series - Series II		Lifestyle Moderate Trust Series I		Lifestyle Moderate Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$3,490,788	$1,274,658	$7,108,550	$6,159,278	$74,269,400	$64,969,756
Expenses:
Mortality and expense risk and administrative charges	(2,350,533)	(1,682,678)	(3,108,723)	(3,260,056)	(42,660,215)	(43,758,005)

Net investment income (loss)	1,140,255	(408,020)	3,999,827	2,899,222	31,609,185	21,211,751

Realized gains (losses) on investments:
Capital gain distributions received	5,859,200	160,186	—	—	—	—
Net realized gain (loss)	1,357,215	272,041	9,409,098	4,785,565	31,693,835	(7,838,434)

Realized gains (losses)	7,216,415	432,227	9,409,098	4,785,565	31,693,835	(7,838,434)

Unrealized appreciation (depreciation) during the period	22,749,169	11,898,723	7,562,715	14,772,776	162,291,471	228,852,540

Net increase (decrease) in contract owners’ equity from operations	31,105,839	11,922,930	20,971,640	22,457,563	225,594,491	242,225,857

Changes from principal transactions:
Purchase payments	3,617,125	41,600,138	408,108	2,796,918	10,494,182	34,194,986
Transfers between sub-accounts and the company	89,866,147	27,740,601	(971,399)	4,708,918	(49,879,770)	73,063,397
Withdrawals	(3,706,482)	(1,866,808)	(22,749,096)	(29,620,844)	(273,657,587)	(290,440,896)
Annual contract fee	(1,957,020)	(1,133,257)	(1,000,263)	(1,082,401)	(16,662,563)	(17,008,289)

Net increase (decrease) in contract owners’ equity from principal transactions	87,819,770	66,340,674	(24,312,650)	(23,197,409)	(329,705,738)	(200,190,802)

Total increase (decrease) in contract owners’ equity	118,925,609	78,263,604	(3,341,010)	(739,846)	(104,111,247)	42,035,055
Contract owners’ equity at beginning of period	164,900,378	86,636,774	250,095,370	250,835,216	2,843,252,618	2,801,217,563

Contract owners’ equity at end of period	$283,825,987	$164,900,378	$246,754,360	$250,095,370	$2,739,141,371	$2,843,252,618

	2013	2012	2013	2012	2013	2012
Units, beginning of period	12,312,492	7,240,860	13,079,532	14,026,873	162,047,959	172,998,261
Units issued	6,668,219	6,188,690	1,060,539	1,621,014	12,286,570	10,474,768
Units redeemed	(435,490)	(1,117,058)	(2,244,121)	(2,568,355)	(29,096,918)	(21,425,070)

Units, end of period	18,545,221	12,312,492	11,895,950	13,079,532	145,237,611	162,047,959

See accompanying notes.

60

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Lifestyle Moderate PS Series - Series I	Lifestyle Moderate PS Series - Series II		Mid Cap Index Trust Series I
	2013 (b)	2013	2012	2013	2012
Income:
Dividend distributions received	$1,938	$1,644,303	$771,273	$355,167	$435,641
Expenses:
Mortality and expense risk and administrative charges	(49)	(1,005,515)	(735,545)	(511,776)	(483,239)

Net investment income (loss)	1,889	638,788	35,728	(156,609)	(47,598)

Realized gains (losses) on investments:
Capital gain distributions received	—	1,459,156	4,377	1,763,002	3,056,807
Net realized gain (loss)	—	1,314,480	89,258	2,795,765	746,583

Realized gains (losses)	—	2,773,636	93,635	4,558,767	3,803,390

Unrealized appreciation (depreciation) during the period	(769)	3,404,243	3,923,265	4,636,805	988,713

Net increase (decrease) in contract owners’ equity from operations	1,120	6,816,667	4,052,628	9,038,963	4,744,505

Changes from principal transactions:
Purchase payments	—	814,892	23,726,485	133,736	166,579
Transfers between sub-accounts and the company	89,926	2,104,122	19,037,841	127,745	(2,830,749)
Withdrawals	—	(2,598,889)	(1,346,213)	(3,774,809)	(4,057,487)
Annual contract fee	—	(903,812)	(498,056)	(82,405)	(96,109)

Net increase (decrease) in contract owners’ equity from principal transactions	89,926	(583,687)	40,920,057	(3,595,733)	(6,817,766)

Total increase (decrease) in contract owners’ equity	91,046	6,232,980	44,972,685	5,443,230	(2,073,261)
Contract owners’ equity at beginning of period	—	78,796,436	33,823,751	30,406,342	32,479,603

Contract owners’ equity at end of period	$91,046	$85,029,416	$78,796,436	$35,849,572	$30,406,342

	2013	2013	2012	2013	2012
Units, beginning of period	—	5,876,876	2,737,258	1,288,198	1,598,357
Units issued	7,228	814,256	3,322,987	161,423	75,210
Units redeemed	—	(839,071)	(183,369)	(290,109)	(385,369)

Units, end of period	7,228	5,852,061	5,876,876	1,159,512	1,288,198

(b)	Reflects the period from commencement of operations on December 6, 2013 through December 31, 2013.

See accompanying notes.

61

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Mid Cap Index Trust Series II		Mid Cap Stock Trust Series I		Mid Cap Stock Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$577,563	$797,973	$57,427	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(1,086,545)	(1,064,101)	(2,222,561)	(2,155,158)	(1,584,346)	(1,542,436)

Net investment income (loss)	(508,982)	(266,128)	(2,165,134)	(2,155,158)	(1,584,346)	(1,542,436)

Realized gains (losses) on investments:
Capital gain distributions received	3,524,991	6,558,061	2,870,631	—	1,794,546	—
Net realized gain (loss)	3,991,983	2,804,172	7,918,453	431,916	12,419,912	1,544,995

Realized gains (losses)	7,516,974	9,362,233	10,789,084	431,916	14,214,458	1,544,995

Unrealized appreciation (depreciation) during the period	11,291,142	681,786	39,626,030	30,583,064	16,368,968	17,200,642

Net increase (decrease) in contract owners’ equity from operations	18,299,134	9,777,891	48,249,980	28,859,822	28,999,080	17,203,201

Changes from principal transactions:
Purchase payments	232,038	251,616	568,362	1,156,236	325,082	372,836
Transfers between sub-accounts and the company	71,927	(5,042,414)	(9,363,517)	(10,140,097)	326,344	(3,459,874)
Withdrawals	(12,053,885)	(8,796,998)	(17,397,323)	(15,106,810)	(18,854,262)	(11,542,244)
Annual contract fee	(269,891)	(293,331)	(585,803)	(630,165)	(332,510)	(362,418)

Net increase (decrease) in contract owners’ equity from principal transactions	(12,019,811)	(13,881,127)	(26,778,281)	(24,720,836)	(18,535,346)	(14,991,700)

Total increase (decrease) in contract owners’ equity	6,279,323	(4,103,236)	21,471,699	4,138,986	10,463,734	2,211,501
Contract owners’ equity at beginning of period	63,742,371	67,845,607	150,467,399	146,328,413	93,860,350	91,648,849

Contract owners’ equity at end of period	$70,021,694	$63,742,371	$171,939,098	$150,467,399	$104,324,084	$93,860,350

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,956,341	3,634,321	8,616,282	10,034,053	4,243,643	4,954,305
Units issued	375,862	157,510	271,225	502,343	738,075	744,103
Units redeemed	(831,135)	(835,490)	(1,609,459)	(1,920,114)	(1,454,123)	(1,454,765)

Units, end of period	2,501,068	2,956,341	7,278,048	8,616,282	3,527,595	4,243,643

See accompanying notes.

62

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Mid Value Trust Series I		Mid Value Trust Series II		Money Market Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$650,973	$511,915	$597,034	$458,026	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(957,310)	(923,667)	(1,208,924)	(1,207,087)	(1,596,212)	(2,174,797)

Net investment income (loss)	(306,337)	(411,752)	(611,890)	(749,061)	(1,596,212)	(2,174,797)

Realized gains (losses) on investments:
Capital gain distributions received	4,261,809	4,732,049	4,829,005	5,496,071	6,762	11,104
Net realized gain (loss)	5,969,802	5,777,335	7,917,633	6,386,029	—	—

Realized gains (losses)	10,231,611	10,509,384	12,746,638	11,882,100	6,762	11,104

Unrealized appreciation (depreciation) during the period	6,881,738	250,292	6,683,910	656,404	—	—

Net increase (decrease) in contract owners’ equity from operations	16,807,012	10,347,924	18,818,658	11,789,443	(1,589,450)	(2,163,693)

Changes from principal transactions:
Purchase payments	195,938	295,974	197,549	223,532	2,268,274	4,343,972
Transfers between sub-accounts and the company	(1,798,679)	(5,051,657)	(424,591)	(5,394,708)	(14,888,341)	34,733,695
Withdrawals	(8,127,286)	(7,359,289)	(12,634,138)	(9,573,367)	(28,376,905)	(74,817,729)
Annual contract fee	(195,329)	(214,207)	(260,513)	(281,132)	(382,154)	(574,976)

Net increase (decrease) in contract owners’ equity from principal transactions	(9,925,356)	(12,329,179)	(13,121,693)	(15,025,675)	(41,379,126)	(36,315,038)

Total increase (decrease) in contract owners’ equity	6,881,656	(1,981,255)	5,696,965	(3,236,232)	(42,968,576)	(38,478,731)
Contract owners’ equity at beginning of period	60,563,461	62,544,716	69,528,744	72,764,976	133,630,131	172,108,862

Contract owners’ equity at end of period	$67,445,117	$60,563,461	$75,225,709	$69,528,744	$90,661,555	$133,630,131

	2013	2012	2013	2012	2013	2012
Units, beginning of period	3,149,506	3,837,466	3,713,246	4,560,322	8,933,742	11,390,735
Units issued	135,584	169,487	228,871	418,052	1,589,750	6,372,084
Units redeemed	(576,696)	(857,447)	(826,466)	(1,265,128)	(4,432,734)	(8,829,077)

Units, end of period	2,708,394	3,149,506	3,115,651	3,713,246	6,090,758	8,933,742

See accompanying notes.

63

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Money Market Trust Series II		Money Market Trust B Series NAV		Mutual Shares Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$—	$—	$1,984	$10,299	$2,907,393	$2,842,058
Expenses:
Mortality and expense risk and administrative charges	(7,926,379)	(10,965,781)	(302,087)	(397,078)	(1,916,235)	(1,797,787)

Net investment income (loss)	(7,926,379)	(10,965,781)	(300,103)	(386,779)	991,158	1,044,271

Realized gains (losses) on investments:
Capital gain distributions received	30,374	53,402	854	1,796	—	—
Net realized gain (loss)	—	—	—	—	17,053,902	5,973,409

Realized gains (losses)	30,374	53,402	854	1,796	17,053,902	5,973,409

Unrealized appreciation (depreciation) during the period	—	—	—	—	33,078,169	17,246,714

Net increase (decrease) in contract owners’ equity from operations	(7,896,005)	(10,912,379)	(299,249)	(384,983)	51,123,229	24,264,394

Changes from principal transactions:
Purchase payments	3,201,206	13,306,588	285,977	110,020	799,843	3,662,138
Transfers between sub-accounts and the company	(66,205,529)	140,319,294	(1,590,851)	6,558,705	(15,846,575)	(747,482)
Withdrawals	(176,118,373)	(347,456,894)	(6,785,418)	(7,651,954)	(18,106,004)	(12,650,584)
Annual contract fee	(3,417,064)	(4,493,419)	(126,127)	(157,590)	(1,363,886)	(1,422,672)

Net increase (decrease) in contract owners’ equity from principal transactions	(242,539,760)	(198,324,431)	(8,216,419)	(1,140,819)	(34,516,622)	(11,158,600)

Total increase (decrease) in contract owners’ equity	(250,435,765)	(209,236,810)	(8,515,668)	(1,525,802)	16,606,607	13,105,794
Contract owners’ equity at beginning of period	653,491,008	862,727,818	24,570,301	26,096,103	202,023,801	188,918,007

Contract owners’ equity at end of period	$403,055,243	$653,491,008	$16,054,633	$24,570,301	$218,630,408	$202,023,801

	2013	2012	2013	2012	2013	2012
Units, beginning of period	53,585,072	69,705,609	2,022,211	2,115,716	15,585,767	16,468,800
Units issued	8,684,730	26,768,405	496,475	994,362	47,646	394,980
Units redeemed	(28,766,330)	(42,888,942)	(1,177,166)	(1,087,867)	(2,370,906)	(1,278,013)

Units, end of period	33,503,472	53,585,072	1,341,520	2,022,211	13,262,507	15,585,767

See accompanying notes.

64

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Natural Resources Trust Series II		PIMCO All Asset (a)		Real Estate Securities Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$275,148	$570,378	$1,287,967	$1,480,459	$797,129	$806,684
Expenses:
Mortality and expense risk and administrative charges	(1,221,881)	(1,609,970)	(492,475)	(503,938)	(676,215)	(731,157)

Net investment income (loss)	(946,733)	(1,039,592)	795,492	976,521	120,914	75,527

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,097,455	8,736,972	402,721	424,163	3,774,688	2,537,098

Realized gains (losses)	1,097,455	8,736,972	402,721	424,163	3,774,688	2,537,098

Unrealized appreciation (depreciation) during the period	846,419	(9,411,011)	(1,797,398)	2,427,480	(4,268,017)	4,240,502

Net increase (decrease) in contract owners’ equity from operations	997,141	(1,713,631)	(599,185)	3,828,164	(372,415)	6,853,127

Changes from principal transactions:
Purchase payments	326,235	430,780	63,851	82,900	119,351	126,007
Transfers between sub-accounts and the company	(8,985,058)	(12,080,454)	(1,743,119)	4,263,915	(653,402)	(3,047,378)
Withdrawals	(10,410,478)	(10,349,637)	(3,957,718)	(3,884,571)	(5,325,280)	(5,822,607)
Annual contract fee	(255,269)	(362,772)	(74,981)	(91,452)	(98,722)	(118,043)

Net increase (decrease) in contract owners’ equity from principal transactions	(19,324,570)	(22,362,083)	(5,711,967)	370,792	(5,958,053)	(8,862,021)

Total increase (decrease) in contract owners’ equity	(18,327,429)	(24,075,714)	(6,311,152)	4,198,956	(6,330,468)	(2,008,894)
Contract owners’ equity at beginning of period	88,915,438	112,991,152	34,575,224	30,376,268	46,029,825	48,038,719

Contract owners’ equity at end of period	$70,588,009	$88,915,438	$28,264,072	$34,575,224	$39,699,357	$46,029,825

	2013	2012	2013	2012	2013	2012
Units, beginning of period	3,042,087	3,724,461	1,771,901	1,756,050	1,243,284	1,503,572
Units issued	291,646	358,390	262,539	452,150	94,901	123,890
Units redeemed	(989,504)	(1,040,764)	(562,560)	(436,299)	(248,301)	(384,178)

Units, end of period	2,344,229	3,042,087	1,471,880	1,771,901	1,089,884	1,243,284

(a) Sub-account which invests in non-affiliated Trust.

See accompanying notes.

65

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Real Estate Securities Trust Series II		Real Return Bond Trust Series II		Science & Technology Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$892,609	$990,587	$1,155,477	$1,057,994	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(914,142)	(1,062,667)	(817,890)	(1,071,643)	(1,246,923)	(1,276,774)

Net investment income (loss)	(21,533)	(72,080)	337,587	(13,649)	(1,246,923)	(1,276,774)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	8,065,680	7,233,799	943,245	1,979,505	7,469,773	6,062,059

Realized gains (losses)	8,065,680	7,233,799	943,245	1,979,505	7,469,773	6,062,059

Unrealized appreciation (depreciation) during the period	(8,563,065)	2,247,695	(7,311,014)	2,531,319	23,467,200	2,759,054

Net increase (decrease) in contract owners’ equity from operations	(518,918)	9,409,414	(6,030,182)	4,497,175	29,690,050	7,544,339

Changes from principal transactions:
Purchase payments	304,734	326,884	162,316	426,720	528,823	318,091
Transfers between sub-accounts and the company	(1,513,065)	(1,444,219)	(9,977,505)	(305,119)	(3,601,927)	(5,460,740)
Withdrawals	(10,421,616)	(11,371,066)	(8,459,291)	(9,831,758)	(8,844,788)	(7,855,398)
Annual contract fee	(191,902)	(230,111)	(128,684)	(174,665)	(238,859)	(281,857)

Net increase (decrease) in contract owners’ equity from principal transactions	(11,821,849)	(12,718,512)	(18,403,164)	(9,884,822)	(12,156,751)	(13,279,904)

Total increase (decrease) in contract owners’ equity	(12,340,767)	(3,309,098)	(24,433,346)	(5,387,647)	17,533,299	(5,735,565)
Contract owners’ equity at beginning of period	61,981,578	65,290,676	64,817,731	70,205,378	78,992,428	84,727,993

Contract owners’ equity at end of period	$49,640,811	$61,981,578	$40,384,385	$64,817,731	$96,525,727	$78,992,428

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,118,043	2,548,635	3,373,308	3,908,706	5,715,094	6,739,121
Units issued	314,903	322,494	277,234	733,658	297,805	248,818
Units redeemed	(679,175)	(753,086)	(1,292,490)	(1,269,056)	(1,138,518)	(1,272,845)

Units, end of period	1,753,771	2,118,043	2,358,052	3,373,308	4,874,381	5,715,094

See accompanying notes.

66

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Science & Technology Trust Series II		Short Term Government Income Trust Series I		Short Term Government Income Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$—	$—	$1,019,062	$953,615	$887,513	$808,604
Expenses:
Mortality and expense risk and administrative charges	(596,360)	(644,388)	(831,683)	(926,406)	(800,099)	(992,136)

Net investment income (loss)	(596,360)	(644,388)	187,379	27,209	87,414	(183,532)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	4,162,128	5,031,057	(392,607)	111,853	(675,981)	140,779

Realized gains (losses)	4,162,128	5,031,057	(392,607)	111,853	(675,981)	140,779

Unrealized appreciation (depreciation) during the period	9,578,158	(999,228)	(1,140,592)	(310,430)	(740,594)	(319,334)

Net increase (decrease) in contract owners’ equity from operations	13,143,926	3,387,441	(1,345,820)	(171,368)	(1,329,161)	(362,087)

Changes from principal transactions:
Purchase payments	163,558	159,699	798,275	106,561	281,979	208,168
Transfers between sub-accounts and the company	1,333,614	(2,763,442)	158,125	(1,566,451)	865,839	(3,758,762)
Withdrawals	(6,544,001)	(5,641,231)	(7,366,240)	(9,646,152)	(11,090,018)	(10,424,915)
Annual contract fee	(131,505)	(155,897)	(123,624)	(114,518)	(150,347)	(194,085)

Net increase (decrease) in contract owners’ equity from principal transactions	(5,178,334)	(8,400,871)	(6,533,464)	(11,220,560)	(10,092,547)	(14,169,594)

Total increase (decrease) in contract owners’ equity	7,965,592	(5,013,430)	(7,879,284)	(11,391,928)	(11,421,708)	(14,531,681)
Contract owners’ equity at beginning of period	35,388,369	40,401,799	55,469,548	66,861,476	53,830,862	68,362,543

Contract owners’ equity at end of period	$43,353,961	$35,388,369	$47,590,264	$55,469,548	$42,409,154	$53,830,862

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,110,735	2,616,253	4,333,120	5,231,293	4,261,971	5,380,775
Units issued	366,254	351,596	1,426,272	481,721	1,554,340	778,910
Units redeemed	(636,366)	(857,114)	(1,951,213)	(1,379,894)	(2,367,108)	(1,897,714)

Units, end of period	1,840,623	2,110,735	3,808,179	4,333,120	3,449,203	4,261,971

See accompanying notes.

67

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Growth Trust Series I		Small Cap Growth Trust Series II		Small Cap Index Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$—	$—	$—	$—	$213,668	$261,395
Expenses:
Mortality and expense risk and administrative charges	(5,610)	(4,518)	(534,707)	(489,319)	(225,619)	(211,590)

Net investment income (loss)	(5,610)	(4,518)	(534,707)	(489,319)	(11,951)	49,805

Realized gains (losses) on investments:
Capital gain distributions received	28,836	68,046	1,635,341	4,160,303	1,035,565	2,259,498
Net realized gain (loss)	29,073	9,896	1,440,433	1,132,603	410,465	(166,425)

Realized gains (losses)	57,909	77,942	3,075,774	5,292,906	1,446,030	2,093,073

Unrealized appreciation (depreciation) during the period	168,170	(6,868)	9,373,522	(745,507)	3,127,049	(241,469)

Net increase (decrease) in contract owners’ equity from operations	220,469	66,556	11,914,589	4,058,080	4,561,128	1,901,409

Changes from principal transactions:
Purchase payments	—	7,992	276,489	187,364	65,874	59,296
Transfers between sub-accounts and the company	7,821	70,983	5,819,807	(2,217,858)	202,340	(1,329,845)
Withdrawals	(133,439)	(35,852)	(4,263,971)	(3,455,001)	(1,537,002)	(1,696,531)
Annual contract fee	(288)	(634)	(91,050)	(88,408)	(42,666)	(47,972)

Net increase (decrease) in contract owners’ equity from principal transactions	(125,906)	42,489	1,741,275	(5,573,903)	(1,311,454)	(3,015,052)

Total increase (decrease) in contract owners’ equity	94,563	109,045	13,655,864	(1,515,823)	3,249,674	(1,113,643)
Contract owners’ equity at beginning of period	533,969	424,924	28,227,034	29,742,857	13,100,561	14,214,204

Contract owners’ equity at end of period	$628,532	$533,969	$41,882,898	$28,227,034	$16,350,235	$13,100,561

	2013	2012	2013	2012	2013	2012
Units, beginning of period	37,455	34,417	1,509,187	1,815,256	698,432	866,839
Units issued	2,125	6,558	753,999	418,115	67,936	38,464
Units redeemed	(8,691)	(3,520)	(683,183)	(724,184)	(128,654)	(206,871)

Units, end of period	30,889	37,455	1,580,003	1,509,187	637,714	698,432

See accompanying notes.

68

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Index Trust Series II		Small Cap Opportunities Trust Series I		Small Cap Opportunities Trust Series II
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$634,114	$926,526	$158,798	$—	$134,101	$—
Expenses:
Mortality and expense risk and administrative charges	(860,457)	(848,224)	(432,590)	(362,964)	(476,640)	(426,921)

Net investment income (loss)	(226,343)	78,302	(273,792)	(362,964)	(342,539)	(426,921)

Realized gains (losses) on investments:
Capital gain distributions received	3,564,356	8,978,404	—	—	—	—
Net realized gain (loss)	(651,178)	(1,567,855)	2,564,946	398,741	3,666,424	982,170

Realized gains (losses)	2,913,178	7,410,549	2,564,946	398,741	3,666,424	982,170

Unrealized appreciation (depreciation) during the period	13,911,704	(473,614)	7,035,458	3,366,208	6,301,156	3,129,755

Net increase (decrease) in contract owners’ equity from operations	16,598,539	7,015,237	9,326,612	3,401,985	9,625,041	3,685,004

Changes from principal transactions:
Purchase payments	250,124	222,084	58,568	51,049	157,944	113,872
Transfers between sub-accounts and the company	(3,453,051)	(2,188,309)	32,027,737	(1,614,502)	18,772,873	(2,453,530)
Withdrawals	(11,048,800)	(5,520,949)	(3,047,029)	(2,342,926)	(4,449,540)	(3,026,040)
Annual contract fee	(235,972)	(259,700)	(68,659)	(68,132)	(106,964)	(104,985)

Net increase (decrease) in contract owners’ equity from principal transactions	(14,487,699)	(7,746,874)	28,970,617	(3,974,511)	14,374,313	(5,470,683)

Total increase (decrease) in contract owners’ equity	2,110,840	(731,637)	38,297,229	(572,526)	23,999,354	(1,785,679)
Contract owners’ equity at beginning of period	51,993,954	52,725,591	23,626,990	24,199,516	25,563,699	27,349,378

Contract owners’ equity at end of period	$54,104,794	$51,993,954	$61,924,219	$23,626,990	$49,563,053	$25,563,699

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,690,876	3,111,625	999,229	1,177,261	1,160,782	1,417,597
Units issued	107,495	132,986	1,108,724	62,408	816,473	106,288
Units redeemed	(742,744)	(553,735)	(217,310)	(240,440)	(369,496)	(363,103)

Units, end of period	2,055,627	2,690,876	1,890,643	999,229	1,607,759	1,160,782

See accompanying notes.

69

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Cap Value Trust Series I		Small Cap Value Trust Series II		Small Company Value Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$3,465	$4,994	$159,939	$242,015	$969,371	$143,316
Expenses:
Mortality and expense risk and administrative charges	(6,412)	(5,579)	(628,722)	(637,696)	(908,310)	(899,289)

Net investment income (loss)	(2,947)	(585)	(468,783)	(395,681)	61,061	(755,973)

Realized gains (losses) on investments:
Capital gain distributions received	34,246	27,161	2,226,118	1,871,729	—	—
Net realized gain (loss)	54,190	17,567	3,965,780	4,677,032	2,342,635	(1,233,018)

Realized gains (losses)	88,436	44,728	6,191,898	6,548,761	2,342,635	(1,233,018)

Unrealized appreciation (depreciation) during the period	100,144	33,832	5,205,014	(997,329)	13,256,376	10,113,841

Net increase (decrease) in contract owners’ equity from operations	185,633	77,975	10,928,129	5,155,751	15,660,072	8,124,850

Changes from principal transactions:
Purchase payments	—	14,807	80,080	145,057	415,589	186,121
Transfers between sub-accounts and the company	41,983	9,186	2,747,348	(6,521,976)	(2,787,254)	(5,145,520)
Withdrawals	(119,883)	(37,293)	(5,485,401)	(4,749,340)	(7,645,826)	(7,443,858)
Annual contract fee	(342)	(955)	(99,293)	(124,816)	(139,792)	(158,404)

Net increase (decrease) in contract owners’ equity from principal transactions	(78,242)	(14,255)	(2,757,266)	(11,251,075)	(10,157,283)	(12,561,661)

Total increase (decrease) in contract owners’ equity	107,391	63,720	8,170,863	(6,095,324)	5,502,789	(4,436,811)
Contract owners’ equity at beginning of period	604,716	540,996	36,243,496	42,338,820	57,163,760	61,600,571

Contract owners’ equity at end of period	$712,107	$604,716	$44,414,359	$36,243,496	$62,666,549	$57,163,760

	2013	2012	2013	2012	2013	2012
Units, beginning of period	33,930	34,772	1,813,557	2,404,445	2,066,168	2,555,362
Units issued	2,188	1,447	424,809	429,888	89,229	77,695
Units redeemed	(5,897)	(2,289)	(535,507)	(1,020,776)	(410,812)	(566,889)

Units, end of period	30,221	33,930	1,702,859	1,813,557	1,744,585	2,066,168

See accompanying notes.

70

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Small Company Value Trust Series II		Smaller Company Growth Trust Series I		Smaller Company Growth Trust Series II
	2013	2012	2013 (d)	2012	2013 (d)	2012
Income:
Dividend distributions received	$986,283	$77,800	$—	$—	$—	$—
Expenses:
Mortality and expense risk and administrative charges	(1,009,069)	(1,043,807)	(409,117)	(420,015)	(254,149)	(278,311)

Net investment income (loss)	(22,786)	(966,007)	(409,117)	(420,015)	(254,149)	(278,311)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	2,034,259	2,363,208	1,162,446	1,505,087
Net realized gain (loss)	4,418,132	(1,181,612)	11,332,580	1,562,678	5,728,859	1,328,562

Realized gains (losses)	4,418,132	(1,181,612)	13,366,839	3,925,886	6,891,305	2,833,649

Unrealized appreciation (depreciation) during the period	11,911,590	10,811,767	(4,546,851)	397,762	(2,040,524)	(88,801)

Net increase (decrease) in contract owners’ equity from operations	16,306,936	8,664,148	8,410,871	3,903,633	4,596,632	2,466,537

Changes from principal transactions:
Purchase payments	310,631	258,012	84,298	67,295	64,078	78,872
Transfers between sub-accounts and the company	(3,250,185)	(4,977,310)	(32,516,861)	(2,044,659)	(16,549,380)	(2,650,741)
Withdrawals	(11,662,600)	(8,608,167)	(2,653,553)	(3,299,597)	(3,096,006)	(2,703,116)
Annual contract fee	(204,384)	(229,936)	(78,740)	(84,919)	(63,263)	(76,431)

Net increase (decrease) in contract owners’ equity from principal transactions	(14,806,538)	(13,557,401)	(35,164,856)	(5,361,880)	(19,644,571)	(5,351,416)

Total increase (decrease) in contract owners’ equity	1,500,398	(4,893,253)	(26,753,985)	(1,458,247)	(15,047,939)	(2,884,879)
Contract owners’ equity at beginning of period	61,840,453	66,733,706	26,753,985	28,212,232	15,047,939	17,932,818

Contract owners’ equity at end of period	$63,340,851	$61,840,453	$—	$26,753,985	$—	$15,047,939

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,734,377	3,365,332	1,576,139	1,905,008	896,852	1,220,551
Units issued	162,435	121,962	119,528	77,411	256,304	192,318
Units redeemed	(712,741)	(752,917)	(1,695,667)	(406,280)	(1,153,156)	(516,017)

Units, end of period	2,184,071	2,734,377	—	1,576,139	—	896,852

(d) Terminated as an investment option on December 6, 2013.

See accompanying notes.

71

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Strategic Income Opportunities Trust Series I		Strategic Income Opportunities Trust Series II		Total Bond Market Trust B Series II
	2013	2012	2013	2012	2013	2012 (aa)
Income:
Dividend distributions received	$2,934,425	$3,855,339	$3,061,337	$4,153,739	$2,559,976	$994,862
Expenses:
Mortality and expense risk and administrative charges	(822,598)	(883,248)	(969,265)	(1,058,576)	(1,540,550)	(335,812)

Net investment income (loss)	2,111,827	2,972,091	2,092,072	3,095,163	1,019,426	659,050

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(984,339)	(1,473,576)	(1,424,202)	(1,383,956)	(2,252,902)	(30,908)

Realized gains (losses)	(984,339)	(1,473,576)	(1,424,202)	(1,383,956)	(2,252,902)	(30,908)

Unrealized appreciation (depreciation) during the period	149,596	4,773,640	539,367	4,942,844	(3,393,180)	(1,173,974)

Net increase (decrease) in contract owners’ equity from operations	1,277,084	6,272,155	1,207,237	6,654,051	(4,626,656)	(545,832)

Changes from principal transactions:
Purchase payments	199,039	281,244	157,133	226,713	545,002	53,865
Transfers between sub-accounts and the company	(440,395)	(844,258)	3,095,101	1,242,598	(42,876,955)	142,687,065
Withdrawals	(7,068,535)	(8,336,034)	(11,165,056)	(9,355,405)	(15,522,069)	(3,482,134)
Annual contract fee	(77,978)	(85,573)	(172,216)	(197,534)	(701,645)	(180,953)

Net increase (decrease) in contract owners’ equity from principal transactions	(7,387,869)	(8,984,621)	(8,085,038)	(8,083,628)	(58,555,667)	139,077,843

Total increase (decrease) in contract owners’ equity	(6,110,785)	(2,712,466)	(6,877,801)	(1,429,577)	(63,182,323)	138,532,011
Contract owners’ equity at beginning of period	57,519,415	60,231,881	63,288,014	64,717,591	138,532,011	—

Contract owners’ equity at end of period	$51,408,630	$57,519,415	$56,410,213	$63,288,014	$75,349,688	$138,532,011

	2013	2012	2013	2012	2013	2012
Units, beginning of period	2,794,995	3,257,094	3,197,993	3,621,316	11,123,949	—
Units issued	236,392	231,832	476,334	264,999	2,251,174	11,873,864
Units redeemed	(588,094)	(693,931)	(876,332)	(688,322)	(7,056,451)	(749,915)

Units, end of period	2,443,293	2,794,995	2,797,995	3,197,993	6,318,672	11,123,949

(aa) Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.

See accompanying notes.

72

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Total Bond Market Trust B Series NAV		Total Return Trust Series I		Total Return Trust Series II
	2013	2012 (aa)	2013	2012	2013	2012
Income:
Dividend distributions received	$4,526,886	$1,226,872	$4,456,454	$3,472,885	$5,489,731	$4,661,362
Expenses:
Mortality and expense risk and administrative charges	(1,170,554)	(191,641)	(2,303,809)	(2,722,919)	(3,326,062)	(4,186,135)

Net investment income (loss)	3,356,332	1,035,231	2,152,645	749,966	2,163,669	475,227

Realized gains (losses) on investments:
Capital gain distributions received	—	—	3,273,733	—	4,325,024	—
Net realized gain (loss)	(342,009)	(8,184)	2,521,445	2,407,825	915,239	2,684,106

Realized gains (losses)	(342,009)	(8,184)	5,795,178	2,407,825	5,240,263	2,684,106

Unrealized appreciation (depreciation) during the period	(7,399,712)	(1,359,855)	(13,534,500)	9,047,374	(15,687,226)	13,559,448

Net increase (decrease) in contract owners’ equity from operations	(4,385,389)	(332,808)	(5,586,677)	12,205,165	(8,283,294)	16,718,781

Changes from principal transactions:
Purchase payments	468,283	49,724	486,647	546,695	950,876	1,251,538
Transfers between sub-accounts and the company	15,431,292	134,388,044	(13,740,033)	42,015	(32,526,459)	14,979,342
Withdrawals	(8,854,029)	(1,394,187)	(19,421,747)	(28,331,865)	(35,278,018)	(44,542,749)
Annual contract fee	(1,159,002)	(186,579)	(339,310)	(402,315)	(536,881)	(670,753)

Net increase (decrease) in contract owners’ equity from principal transactions	5,886,544	132,857,002	(33,014,443)	(28,145,470)	(67,390,482)	(28,982,622)

Total increase (decrease) in contract owners’ equity	1,501,155	132,524,194	(38,601,120)	(15,940,305)	(75,673,776)	(12,263,841)
Contract owners’ equity at beginning of period	132,524,194	—	173,280,975	189,221,280	249,310,832	261,574,673

Contract owners’ equity at end of period	$134,025,349	$132,524,194	$134,679,855	$173,280,975	$173,637,056	$249,310,832

	2013	2012	2013	2012	2013	2012
Units, beginning of period	10,628,736	—	7,523,775	8,767,112	12,616,855	14,095,275
Units issued	1,444,927	10,743,403	443,797	869,676	1,237,356	2,464,248
Units redeemed	(956,987)	(114,667)	(1,902,086)	(2,113,013)	(4,641,426)	(3,942,668)

Units, end of period	11,116,676	10,628,736	6,065,486	7,523,775	9,212,785	12,616,855

(aa) Reflects the period from commencement of operations on November 2, 2012 through December 31, 2012.

See accompanying notes.

73

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Total Stock Market Index Trust Series I		Total Stock Market Index Trust Series II		Ultra Short Term Bond Trust Series I
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$187,138	$177,240	$415,376	$442,745	$135,325	$57,852
Expenses:
Mortality and expense risk and administrative charges	(204,105)	(180,865)	(562,739)	(545,561)	(68,907)	(29,693)

Net investment income (loss)	(16,967)	(3,625)	(147,363)	(102,816)	66,418	28,159

Realized gains (losses) on investments:
Capital gain distributions received	182,630	30,169	471,306	86,856	—	—
Net realized gain (loss)	636,988	130,328	1,090,724	(188,392)	(95,113)	(22,161)

Realized gains (losses)	819,618	160,497	1,562,030	(101,536)	(95,113)	(22,161)

Unrealized appreciation (depreciation) during the period	2,803,651	1,328,906	8,083,768	4,509,815	(34,476)	(20,719)

Net increase (decrease) in contract owners’ equity from operations	3,606,302	1,485,778	9,498,435	4,305,463	(63,171)	(14,721)

Changes from principal transactions:
Purchase payments	62,815	28,600	207,230	276,476	7,150	140,181
Transfers between sub-accounts and the company	276,658	249,156	(60,067)	(1,113,840)	12,143,074	4,560,973
Withdrawals	(884,962)	(1,089,539)	(6,105,073)	(3,200,714)	(9,394,628)	(555,851)
Annual contract fee	(25,126)	(26,995)	(161,719)	(174,059)	(98,417)	(36,280)

Net increase (decrease) in contract owners’ equity from principal transactions	(570,615)	(838,778)	(6,119,629)	(4,212,137)	2,657,179	4,109,023

Total increase (decrease) in contract owners’ equity	3,035,687	647,000	3,378,806	93,326	2,594,008	4,094,302
Contract owners’ equity at beginning of period	11,817,298	11,170,298	33,349,298	33,255,972	7,254,641	3,160,339

Contract owners’ equity at end of period	$14,852,985	$11,817,298	$36,728,104	$33,349,298	$9,848,649	$7,254,641

	2013	2012	2013	2012	2013	2012
Units, beginning of period	874,569	939,942	1,905,301	2,152,454	588,128	255,222
Units issued	108,966	60,713	121,854	62,108	1,807,106	494,727
Units redeemed	(148,720)	(126,086)	(423,246)	(309,261)	(1,589,707)	(161,821)

Units, end of period	834,815	874,569	1,603,909	1,905,301	805,527	588,128

See accompanying notes.

74

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Ultra Short Term Bond Trust Series II		US Equity Trust Series I		US Equity Trust Series II
	2013	2012	2013	2012 (bb)	2013	2012 (bb)
Income:
Dividend distributions received	$1,877,507	$1,159,050	$1,757,069	$1,498,013	$108,659	$96,964
Expenses:
Mortality and expense risk and administrative charges	(2,411,628)	(1,749,842)	(1,573,159)	(1,040,352)	(124,104)	(87,578)

Net investment income (loss)	(534,121)	(590,792)	183,910	457,661	(15,445)	9,386

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	(2,119,670)	(1,022,208)	2,512,664	96,674	384,750	13,226

Realized gains (losses)	(2,119,670)	(1,022,208)	2,512,664	96,674	384,750	13,226

Unrealized appreciation (depreciation) during the period	(129,325)	295,756	22,889,673	1,308,033	1,400,179	91,487

Net increase (decrease) in contract owners’ equity from operations	(2,783,116)	(1,317,244)	25,586,247	1,862,368	1,769,484	114,099

Changes from principal transactions:
Purchase payments	4,101,070	9,075,759	404,258	191,088	80,749	12,035
Transfers between sub-accounts and the company	222,885,690	18,290,734	(3,157,367)	108,375,357	155,603	8,083,681
Withdrawals	(155,522,047)	(30,462,502)	(12,650,561)	(7,148,345)	(1,424,177)	(864,663)
Annual contract fee	(1,039,266)	(754,182)	(165,203)	(152,947)	(44,324)	(42,813)

Net increase (decrease) in contract owners’ equity from principal transactions	70,425,447	(3,850,191)	(15,568,873)	101,265,153	(1,232,149)	7,188,240

Total increase (decrease) in contract owners’ equity	67,642,331	(5,167,435)	10,017,374	103,127,521	537,335	7,302,339
Contract owners’ equity at beginning of period	120,202,685	125,370,120	103,127,521	—	7,302,339	—

Contract owners’ equity at end of period	$187,845,016	$120,202,685	$113,144,895	$103,127,521	$7,839,674	$7,302,339

	2013	2012	2013	2012	2013	2012
Units, beginning of period	9,950,154	10,257,684	8,093,528	—	575,607	—
Units issued	27,446,773	7,149,388	62,388	8,895,625	84,534	708,313
Units redeemed	(21,569,499)	(7,456,918)	(1,133,629)	(802,097)	(169,912)	(132,706)

Units, end of period	15,827,428	9,950,154	7,022,287	8,093,528	490,229	575,607

(bb) Reflects the period from commencement of opeartions on April 27, 2012 through December 31, 2012.

See accompanying notes.

75

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Utilities Trust Series I		Utilities Trust Series II		Value Opportunities (a)
	2013	2012	2013	2012	2013	2012
Income:
Dividend distributions received	$388,887	$694,784	$362,608	$752,209	$14,998	$11,112
Expenses:
Mortality and expense risk and administrative charges	(305,466)	(300,129)	(342,756)	(371,169)	(60,486)	(56,928)

Net investment income (loss)	83,421	394,655	19,852	381,040	(45,488)	(45,816)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—	—	—
Net realized gain (loss)	1,625,460	483,088	2,626,757	(126,597)	12,613	(111,278)

Realized gains (losses)	1,625,460	483,088	2,626,757	(126,597)	12,613	(111,278)

Unrealized appreciation (depreciation) during the period	1,709,242	1,328,639	960,319	2,236,751	1,388,131	572,253

Net increase (decrease) in contract owners’ equity from operations	3,418,123	2,206,382	3,606,928	2,491,194	1,355,256	415,159

Changes from principal transactions:
Purchase payments	60,304	50,504	154,352	80,469	3,180	19,473
Transfers between sub-accounts and the company	(219,334)	(1,480,981)	(424,855)	(3,056,440)	(220,390)	(122,743)
Withdrawals	(2,750,712)	(2,134,672)	(3,838,709)	(4,073,665)	(367,662)	(362,642)
Annual contract fee	(52,424)	(55,394)	(68,493)	(80,695)	(14,155)	(14,594)

Net increase (decrease) in contract owners’ equity from principal transactions	(2,962,166)	(3,620,543)	(4,177,705)	(7,130,331)	(599,027)	(480,506)

Total increase (decrease) in contract owners’ equity	455,957	(1,414,161)	(570,777)	(4,639,137)	756,229	(65,347)
Contract owners’ equity at beginning of period	19,069,897	20,484,058	20,613,404	25,252,541	3,630,972	3,696,319

Contract owners’ equity at end of period	$19,525,854	$19,069,897	$20,042,627	$20,613,404	$4,387,201	$3,630,972

	2013	2012	2013	2012	2013	2012
Units, beginning of period	820,410	987,339	599,810	819,333	98,879	111,299
Units issued	101,608	96,535	82,226	72,863	44	865
Units redeemed	(215,869)	(263,464)	(187,878)	(292,386)	(15,072)	(13,285)

Units, end of period	706,149	820,410	494,158	599,810	83,851	98,879

(a) Sub-account which invests in non-affiliated Trust.

See accompanying notes.

76

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Statements of Operations and Changes in Contract Owners’ Equity

For the years ended December 31,

	Value Trust Series I		Value Trust Series II
	2013	2012	2013	2012
Income:
Dividend distributions received	$759,038	$725,110	$184,622	$170,987
Expenses:
Mortality and expense risk and administrative charges	(1,257,585)	(1,182,101)	(465,285)	(436,368)

Net investment income (loss)	(498,547)	(456,991)	(280,663)	(265,381)

Realized gains (losses) on investments:
Capital gain distributions received	—	—	—	—
Net realized gain (loss)	7,973,573	1,472,412	3,810,444	2,260,527

Realized gains (losses)	7,973,573	1,472,412	3,810,444	2,260,527

Unrealized appreciation (depreciation) during the period	20,367,620	12,435,098	4,854,029	1,894,895

Net increase (decrease) in contract owners’ equity from operations	27,842,646	13,450,519	8,383,810	3,890,041

Changes from principal transactions:
Purchase payments	347,674	665,542	63,170	68,406
Transfers between sub-accounts and the company	(5,573,984)	(4,770,760)	841,333	200,785
Withdrawals	(10,907,768)	(9,287,787)	(4,001,898)	(3,778,449)
Annual contract fee	(297,334)	(325,229)	(87,647)	(84,281)

Net increase (decrease) in contract owners’ equity from principal transactions	(16,431,412)	(13,718,234)	(3,185,042)	(3,593,539)

Total increase (decrease) in contract owners’ equity	11,411,234	(267,715)	5,198,768	296,502
Contract owners’ equity at beginning of period	88,495,829	88,763,544	26,654,148	26,357,646

Contract owners’ equity at end of period	$99,907,063	$88,495,829	$31,852,916	$26,654,148

	2013	2012	2013	2012
Units, beginning of period	3,840,703	4,432,785	1,216,022	1,383,853
Units issued	155,689	136,654	233,180	176,794
Units redeemed	(805,888)	(728,736)	(349,890)	(344,625)

Units, end of period	3,190,504	3,840,703	1,099,312	1,216,022

See accompanying notes.

77

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements

December 31, 2013

1.	Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of 128 sub-accounts which are exclusively invested in corresponding portfolios of John Hancock Variable Insurance Trust (the “Trust”), and 5 sub-accounts that are invested in portfolios of other Non-affiliated Trusts (the “Non-affiliated Trusts”). The Account is a funding vehicle for variable annuity contracts issued by the Company. The Account includes contracts issued for the following products: Venture, Vantage, Vision, Venture III, Venture IV, Venture VII, Venture Opportunities, Wealthmark, and Wealthmark ML3. These products are distinguished principally by the level of expenses and surrender charges.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer four classes of units to fund variable annuity contracts issued by the Company. These classes, Series I, Series II, Series III and Series NAV, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Series I, Series II, Series III and Series NAV shares of the Trust Portfolio differ in the level of 12b-1 fees and other expenses assessed against the Portfolio’s assets.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (“MLI”). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940.

Sub-accounts closed or opened in 2013 are as follows:

Sub-accounts Closed	2013
All Cap Value Trust Series I	12/6/2013
All Cap Value Trust Series II	12/6/2013
American Global Small Capitalization Trust Series II	4/29/2013
American Global Small Capitalization Trust Series III	4/29/2013
American High-Income Bond Trust Series II	4/29/2013
American High-Income Bond Trust Series III	4/29/2013
Core Allocation Plus Trust Series I	12/6/2013
Core Allocation Plus Trust Series II	12/6/2013
Core Fundamental Holdings Trust Series II	12/6/2013
Core Fundamental Holdings Trust Series III	12/6/2013
Core Global Diversification Trust Series I	12/6/2013
Core Global Diversification Trust Series II	12/6/2013
Core Global Diversification Trust Series III	12/6/2013
Disciplined Diversification Trust Series II	12/6/2013
Fundamental Holdings Trust Series II	12/6/2013
Fundamental Holdings Trust Series III	12/6/2013
Global Diversification Trust Series II	12/6/2013
Smaller Company Growth Trust Series I	12/6/2013
Smaller Company Growth Trust Series II	12/6/2013

78

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

1.	Organization (continued):

Sub-accounts Opened	2013
Core Strategy Trust Series I	4/29/2013
Fundamental Large Cap Value Trust Series I	12/6/2013
Lifestyle Aggressive PS Series - Series II	12/6/2013
Lifestyle Balanced PS Series - Series I	12/6/2013
Lifestyle Growth PS Series - Series I	12/6/2013
Lifestyle Moderate PS Series - Series I	12/6/2013

2.	Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust and of the Non-affiliated Trusts are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Net Assets in Payout (Annuitization) Period

A portion of net assets is allocated to annuity policies in the payout period. The liability for these policies is calculated using statutory accounting using mortality assumptions and an assumed interest rate. Mortality assumptions are based on the Individual Annuity Mortality Table in effect at the time of annuitization. The assumed interest rate is 3% to 4%, as regulated by the laws of the respective states. The mortality risk is borne entirely by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Expenses

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 0.35% and 2.10% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2013.

79

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

3.	Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB Accounting Standard Codification establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing John Hancock’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet more-than likely-than-not threshold would be recorded as tax expense.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2013, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

4.	Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by the Company, serves as investment adviser for the Trust.

5.	Fair Value Measurements

Accounting Standards Codification 820 (“ASC 820”) “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.

•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.

•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust and the Non-affiliated Trusts were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2013.

80

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

5.	Fair Value Measurements (continued):

The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2013.

Mutual Funds
Level 1	$46,810,365,054
Level 2	—
Level 3	—

$46,810,365,054

As of December 31, 2013, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2013.

81

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

6.	Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust and the Outside Trusts during 2013 were as follows:

	Purchases	Sales
Sub-account
500 Index Trust B Series I	$10,231,305	$10,962,942
500 Index Trust B Series II	6,124,924	12,266,070
500 Index Trust B Series NAV	8,542,403	44,252,201
Active Bond Trust Series I	4,192,079	9,838,348
Active Bond Trust Series II	43,543,410	52,274,807
All Cap Core Trust Series I	2,996,139	10,109,878
All Cap Core Trust Series II	2,214,871	3,923,356
All Cap Value Trust Series I	15,257,714	29,831,638
All Cap Value Trust Series II	14,715,136	30,286,671
American Asset Allocation Trust Series I	5,047,141	22,480,070
American Asset Allocation Trust Series II	22,166,586	158,581,818
American Asset Allocation Trust Series III	2,675,177	18,602,117
American Global Growth Trust Series II	58,060,171	43,010,151
American Global Growth Trust Series III	35,657,629	6,927,742
American Global Small Capitalization Trust Series II	974,822	56,345,306
American Global Small Capitalization Trust Series III	112,542	37,326,975
American Growth Trust Series II	7,872,719	196,319,213
American Growth Trust Series III	1,721,998	19,729,268
American Growth-Income Trust Series I	4,841,032	27,098,631
American Growth-Income Trust Series II	10,629,012	193,706,899
American Growth-Income Trust Series III	4,006,575	59,077,501
American High-Income Bond Trust Series II	2,486,361	54,432,693
American High-Income Bond Trust Series III	2,302,898	45,035,637
American International Trust Series II	12,218,223	108,216,816
American International Trust Series III	2,049,615	7,410,362
American New World Trust Series II	7,689,052	16,690,283
American New World Trust Series III	139,455	783,649
Basic Value Focus (a)	87,757	1,442,375
Blue Chip Growth Trust Series I	11,206,789	45,476,952
Blue Chip Growth Trust Series II	18,811,421	34,023,276
Bond PS Series - Series II	2,239,727	2,279,125
Bond Trust Series I	44,383,328	27,042,701
Bond Trust Series II	102,676,884	81,960,066
Capital Appreciation Trust Series I	3,973,967	29,976,529
Capital Appreciation Trust Series II	7,949,693	22,024,500
Capital Appreciation Value Trust Series II	30,109,160	38,569,512
Core Allocation Plus Trust Series I	7,307,865	23,014,477
Core Allocation Plus Trust Series II	49,019,466	163,145,742
Core Bond Trust Series II	1,636,183	4,206,722
Core Fundamental Holdings Trust Series II	128,579,180	390,539,320
Core Fundamental Holdings Trust Series III	7,571,139	30,562,711
Core Global Diversification Trust Series I	19,468	176,461
Core Global Diversification Trust Series II	86,593,239	377,517,394
Core Global Diversification Trust Series III	6,918,355	24,933,105
Core Strategy Trust Series I	138,714,540	733,054
Core Strategy Trust Series II	2,935,798,726	106,797,041

(a)	Sub-account which invests in non-affiliated Trust.

82

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-account
Core Strategy Trust Series NAV	$1,660,658	$866,382
Disciplined Diversification Trust Series II	97,053,428	233,028,963
DWS Equity 500 Index (a)	1,539,511	3,514,350
Equity-Income Trust Series I	11,549,766	43,845,690
Equity-Income Trust Series II	16,829,427	36,928,101
Financial Services Trust Series I	2,811,465	4,057,154
Financial Services Trust Series II	4,848,411	6,474,023
Founding Allocation Trust Series I	1,437,357	5,468,539
Founding Allocation Trust Series II	26,310,826	141,671,609
Fundamental All Cap Core Trust Series II	3,877,968	20,272,901
Fundamental Holdings Trust Series II	315,215,666	1,049,227,797
Fundamental Holdings Trust Series III	22,328,390	71,086,754
Fundamental Large Cap Value Trust Series I	25,393,769	1,238,192
Fundamental Large Cap Value Trust Series II	25,921,772	8,348,652
Fundamental Value Trust Series I	4,828,938	48,612,129
Fundamental Value Trust Series II	6,963,680	66,016,181
Global Allocation (a)	40,857	26,972
Global Bond Trust Series I	3,363,742	13,035,256
Global Bond Trust Series II	17,936,303	34,391,993
Global Diversification Trust Series II	175,035,110	804,473,725
Global Trust Series I	4,857,035	25,339,289
Global Trust Series II	4,520,729	8,573,929
Health Sciences Trust Series I	14,237,365	14,356,231
Health Sciences Trust Series II	19,740,569	21,278,030
High Yield Trust Series I	72,944,480	26,369,138
High Yield Trust Series II	92,181,209	61,316,467
International Core Trust Series I	2,813,687	5,608,964
International Core Trust Series II	4,191,334	5,877,006
International Equity Index Trust B Series I	2,424,898	5,150,442
International Equity Index Trust B Series II	4,483,626	8,841,100
International Equity Index Trust B Series NAV	1,425,815	4,317,191
International Growth Stock Trust Series II	2,377,528	5,458,812
International Small Company Trust Series I	2,177,173	6,032,075
International Small Company Trust Series II	4,369,163	6,484,732
International Value Trust Series I	5,067,232	16,786,147
International Value Trust Series II	9,297,341	24,197,392
Investment Quality Bond Trust Series I	32,355,651	29,739,403
Investment Quality Bond Trust Series II	18,421,798	28,625,936
Lifestyle Aggressive Trust Series I	14,175,849	13,976,261
Lifestyle Aggressive Trust Series II	11,009,392	32,906,627
Lifestyle Aggressive PS Series - Series II	23,493	8
Lifestyle Balanced Trust Series I	51,022,758	104,411,654
Lifestyle Balanced Trust Series II	341,221,324	1,214,164,325
Lifestyle Balanced Trust Series NAV	6,741	948
Lifestyle Balanced PS Series - Series I	146,980	3,064
Lifestyle Balanced PS Series - Series II	40,152,231	12,690,132
Lifestyle Conservative Trust Series I	29,221,989	76,088,922

(a)	Sub-account which invests in non-affiliated Trust.

83

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-account
Lifestyle Conservative Trust Series II	$209,786,225	$729,518,876
Lifestyle Conservative PS Series - Series II	6,501,390	15,505,142
Lifestyle Growth Trust Series I	52,860,029	85,568,965
Lifestyle Growth Trust Series II	506,027,420	1,263,909,914
Lifestyle Growth Trust Series NAV	16,178	7,535
Lifestyle Growth PS Series - Series I	2,416,404	1,091
Lifestyle Growth PS Series - Series II	102,246,802	7,427,578
Lifestyle Moderate Trust Series I	28,193,173	48,505,995
Lifestyle Moderate Trust Series II	205,608,209	503,704,762
Lifestyle Moderate PS Series - Series I	91,864	49
Lifestyle Moderate PS Series - Series II	13,618,461	12,104,204
Mid Cap Index Trust Series I	6,448,587	8,437,927
Mid Cap Index Trust Series II	12,047,380	21,051,182
Mid Cap Stock Trust Series I	8,738,600	34,811,384
Mid Cap Stock Trust Series II	18,241,621	36,566,768
Mid Value Trust Series I	7,670,636	13,640,520
Mid Value Trust Series II	9,932,685	18,837,264
Money Market Trust Series I	22,493,500	65,462,077
Money Market Trust Series II	89,640,319	340,076,084
Money Market Trust B Series NAV	6,005,706	14,521,375
Mutual Shares Trust Series I	3,541,594	37,067,057
Natural Resources Trust Series II	6,731,737	27,003,040
PIMCO All Asset (a)	6,320,583	11,237,057
Real Estate Securities Trust Series I	4,305,544	10,142,683
Real Estate Securities Trust Series II	7,762,447	19,605,829
Real Return Bond Trust Series II	6,058,612	24,124,189
Science & Technology Trust Series I	4,986,878	18,390,553
Science & Technology Trust Series II	6,761,864	12,536,558
Short Term Government Income Trust Series I	18,890,483	25,236,568
Short Term Government Income Trust Series II	18,529,221	28,534,354
Small Cap Growth Trust Series I	64,931	167,610
Small Cap Growth Trust Series II	17,907,296	15,065,384
Small Cap Index Trust Series I	2,743,100	3,030,940
Small Cap Index Trust Series II	6,542,272	17,691,958
Small Cap Opportunities Trust Series I	35,146,734	6,449,908
Small Cap Opportunities Trust Series II	23,280,598	9,248,825
Small Cap Value Trust Series I	82,055	128,998
Small Cap Value Trust Series II	11,486,322	12,486,253
Small Company Value Trust Series I	3,673,252	13,769,473
Small Company Value Trust Series II	3,256,409	18,085,733
Smaller Company Growth Trust Series I	4,349,747	37,889,458
Smaller Company Growth Trust Series II	6,096,635	24,832,909
Strategic Income Opportunities Trust Series I	7,764,119	13,040,162
Strategic Income Opportunities Trust Series II	11,946,638	17,939,603
Total Bond Market Trust B Series II	27,891,184	85,427,424
Total Bond Market Trust B Series NAV	21,975,420	12,732,543
Total Return Trust Series I	17,507,035	45,095,099

(a)	Sub-account which invests in non-affiliated Trust.

84

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

6.	Purchases and Sales of Investments — (continued)

	Purchases	Sales
Sub-account
Total Return Trust Series II	$28,377,917	$89,279,706
Total Stock Market Index Trust Series I	2,075,998	2,480,949
Total Stock Market Index Trust Series II	3,283,411	9,079,098
Ultra Short Term Bond Trust Series I	22,281,174	19,557,578
Ultra Short Term Bond Trust Series II	318,125,991	248,234,663
US Equity Trust Series I	2,610,813	17,995,775
US Equity Trust Series II	1,350,912	2,598,506
Utilities Trust Series I	2,944,416	5,823,162
Utilities Trust Series II	3,296,593	7,454,446
Value Opportunities (a)	18,013	662,530
Value Trust Series I	5,915,448	22,845,407
Value Trust Series II	5,479,527	8,945,232

(a)	Sub-account which invests in non-affiliated Trust.

85

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
500 Index Trust B Series I	2013	3,220	$16.63 to $16.35	$52,973	1.90% to 0.45%	1.81%	31.43% to 29.54%
	2012	3,285	12.65 to 12.62	41,546	1.90 to 0.45	3.62	1.22 to 0.98
500 Index Trust B Series II	2013	2,575	16.59 to 16.28	42,129	2.05 to 0.45	1.53	31.10 to 29.02
	2012	3,010	12.65 to 12.62	38,016	2.05 to 0.45	2.63	1.22 to 0.96
500 Index Trust B Series NAV	2013	15,238	16.57 to 15.31	250,125	2.05 to 0.80	1.77	29.35 to 25.36
	2012	17,844	12.65 to 11.83	223,963	2.05 to 0.80	2.09	13.44 to 1.20
	2011	4,147	10.75 to 10.43	44,281	2.05 to 1.40	0.02	0.45 to (0.20)
	2010	4,740	10.71 to 10.45	50,459	2.05 to 1.40	1.71	13.26 to 12.53
	2009	5,401	9.45 to 9.29	50,844	2.05 to 1.40	2.22	24.59 to 23.79
Active Bond Trust Series I	2013	2,205	19.63 to 17.31	39,729	1.90 to 0.45	5.46	(0.21) to (1.64)
	2012	2,611	19.67 to 17.59	47,609	1.90 to 0.45	3.93	9.21 to 7.63
	2011	3,128	18.01 to 16.35	52,724	1.90 to 0.45	5.04	5.33 to 3.82
	2010	3,775	17.10 to 15.75	61,016	1.90 to 0.45	7.10	13.34 to 11.71
	2009	4,629	15.08 to 14.09	66,650	1.90 to 0.45	7.05	24.24 to 22.46
Active Bond Trust Series II	2013	12,635	19.30 to 16.80	220,187	2.05 to 0.45	5.40	(0.40) to (1.98)
	2012	13,607	19.38 to 17.14	240,885	2.05 to 0.45	3.76	8.98 to 7.25
	2011	15,698	17.78 to 15.98	258,088	2.05 to 0.45	4.62	5.22 to 3.56
	2010	19,948	16.90 to 15.43	315,368	2.05 to 0.45	6.91	13.20 to 11.40
	2009	22,493	14.93 to 13.85	317,842	2.05 to 0.45	7.15	23.82 to 21.86
All Cap Core Trust Series I	2013	1,966	20.14 to 18.87	46,248	1.90 to 0.45	1.23	33.72 to 31.80
	2012	2,321	15.06 to 14.32	40,948	1.90 to 0.45	1.10	16.04 to 14.36
	2011	2,644	12.98 to 12.52	40,581	1.90 to 0.45	0.96	(0.04) to (1.48)
	2010	3,183	12.99 to 12.70	49,057	1.90 to 0.45	1.02	12.53 to 10.91
	2009	3,691	11.54 to 11.46	51,277	1.90 to 0.45	1.57	27.89 to 26.05
All Cap Core Trust Series II	2013	311	26.74 to 25.04	7,210	2.05 to 0.45	1.00	33.44 to 31.33
	2012	390	20.04 to 19.06	6,861	2.05 to 0.45	0.91	15.85 to 14.00
	2011	434	17.30 to 16.72	6,662	2.05 to 0.45	0.79	(0.31) to (1.89)
	2010	501	17.35 to 17.04	7,783	2.05 to 0.45	0.79	12.31 to 10.53
	2009	591	15.45 to 15.42	8,270	2.05 to 0.45	1.38	27.68 to 25.66
All Cap Value Trust Series I	2013	0	26.65 to 22.36	0	1.90 to 0.45	1.28	30.23 to 28.49
	2012	1,128	20.46 to 17.40	19,950	1.90 to 0.45	0.78	10.45 to 8.85
	2011	1,367	18.53 to 15.99	22,185	1.90 to 0.45	0.32	(4.63) to (6.00)
	2010	1,571	19.43 to 17.01	27,159	1.90 to 0.45	0.36	17.82 to 16.13
	2009	1,910	16.49 to 14.65	28,466	1.90 to 0.45	0.52	26.04 to 24.23
All Cap Value Trust Series II	2013	0	28.12 to 27.24	0	2.05 to 0.45	1.07	30.04 to 28.12
	2012	1,114	21.62 to 21.26	20,988	2.05 to 0.45	0.58	10.13 to 8.37
	2011	1,400	19.63 to 19.62	24,273	2.05 to 0.45	0.14	(4.84) to (6.34)
	2010	1,558	20.95 to 20.63	28,706	2.05 to 0.45	0.15	17.60 to 15.74
	2009	1,787	18.10 to 17.54	28,321	2.05 to 0.45	0.31	25.84 to 23.84
American Asset Allocation Trust Series I	2013	8,752	17.15 to 15.57	140,673	1.90 to 0.45	1.04	22.74 to 20.98
	2012	9,905	13.97 to 12.87	130,969	1.90 to 0.45	1.49	15.24 to 13.57
	2011	11,512	12.12 to 11.33	133,210	1.90 to 0.45	1.39	0.46 to (0.98)
	2010	13,637	12.07 to 11.44	158,613	1.90 to 0.45	1.53	11.55 to 9.95
	2009	15,781	10.82 to 10.41	166,221	1.90 to 0.45	1.86	20.87 to 19.71
American Asset Allocation Trust Series II	2013	83,070	17.03 to 15.30	1,320,706	2.05 to 0.45	0.91	22.58 to 20.63
	2012	91,998	13.89 to 12.68	1,205,239	2.05 to 0.45	1.39	14.97 to 13.14
	2011	102,406	12.08 to 11.21	1,178,706	2.05 to 0.45	1.29	0.40 to (1.19)
	2010	113,271	12.03 to 11.35	1,311,937	2.05 to 0.45	1.44	11.40 to 9.63
	2009	121,062	10.80 to 10.35	1,272,060	2.05 to 0.45	2.01	22.72 to 20.77
American Asset Allocation Trust Series III	2013	9,650	18.01 to 17.23	172,982	1.55 to 0.80	1.38	21.89 to 18.85
	2012	10,675	14.67 to 14.14	155,962	1.55 to 0.80	1.89	15.23 to 14.36
	2011	11,486	12.73 to 12.36	145,763	1.55 to 0.80	1.82	0.47 to (0.28)
	2010	12,112	12.67 to 12.40	153,108	1.55 to 0.80	1.96	11.64 to 10.81
	2009	12,626	11.35 to 11.19	143,081	1.55 to 0.80	3.11	22.83 to 21.91

86

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
American Global Growth Trust Series II	2013	13,049	$17.73 to $15.94	$215,498	2.05% to 0.45%	0.78%	27.85% to 25.82%
	2012	11,741	13.87 to 12.67	153,231	2.05 to 0.45	0.33	21.45 to 19.51
	2011	13,481	11.42 to 10.60	146,410	2.05 to 0.45	0.73	(9.81) to (11.24)
	2010	15,211	12.66 to 11.94	185,112	2.05 to 0.45	0.92	10.68 to 8.92
	2009	16,435	11.44 to 10.96	182,646	2.05 to 0.45	0.88	40.78 to 38.55
American Global Growth Trust Series III	2013	2,179	18.40 to 17.60	39,832	1.55 to 0.80	1.59	27.13 to 25.28
	2012	280	14.36 to 13.84	3,989	1.55 to 0.80	0.80	21.51 to 20.59
	2011	293	11.82 to 11.48	3,433	1.55 to 0.80	1.35	(9.64) to (10.32)
	2010	254	13.08 to 12.80	3,306	1.55 to 0.80	1.59	10.91 to 10.08
	2009	197	11.80 to 11.63	2,315	1.55 to 0.80	2.27	41.09 to 40.03
American Global Small Capitalization Trust Series II	2013	0	12.49 to 11.35	0	2.05 to 0.45	0.50	10.22 to 9.66
	2012	4,714	11.33 to 10.35	50,288	2.05 to 0.45	0.70	16.96 to 15.09
	2011	5,415	9.69 to 8.99	49,914	2.05 to 0.45	0.68	(19.99) to (21.26)
	2010	6,333	12.11 to 11.42	73,719	2.05 to 0.45	1.12	21.30 to 19.38
	2009	7,183	9.98 to 9.56	69,662	2.05 to 0.45	0.00	59.72 to 57.18
American Global Small Capitalization Trust Series III	2013	0	12.99 to 12.49	0	1.55 to 0.80	0.98	9.95 to 4.25
	2012	2,882	11.79 to 11.36	33,819	1.55 to 0.80	1.19	17.23 to 16.35
	2011	3,240	10.06 to 9.77	32,466	1.55 to 0.80	1.34	(19.88) to (20.48)
	2010	2,737	12.55 to 12.28	34,259	1.55 to 0.80	1.57	21.52 to 20.62
	2009	2,977	10.33 to 10.18	30,698	1.55 to 0.80	0.05	59.88 to 58.68
American Growth Trust Series II	2013	32,226	30.71 to 25.89	799,945	2.05 to 0.45	0.37	28.90 to 26.85
	2012	40,001	23.82 to 20.41	785,486	2.05 to 0.45	0.25	16.70 to 14.84
	2011	47,556	20.41 to 17.77	813,415	2.05 to 0.45	0.08	(5.22) to (6.72)
	2010	54,531	21.54 to 19.05	1,000,428	2.05 to 0.45	0.19	17.61 to 15.74
	2009	64,066	18.31 to 16.46	1,013,458	2.05 to 0.45	0.08	38.05 to 35.86
American Growth Trust Series III	2013	6,694	17.43 to 16.68	116,006	1.55 to 0.80	0.84	28.07 to 25.57
	2012	7,849	13.51 to 13.02	105,547	1.55 to 0.80	0.74	16.94 to 16.06
	2011	8,503	11.55 to 11.22	97,874	1.55 to 0.80	0.64	(5.06) to (5.76)
	2010	7,318	12.17 to 11.91	88,815	1.55 to 0.80	0.77	17.74 to 16.86
	2009	5,975	10.34 to 10.19	61,649	1.55 to 0.80	0.90	38.21 to 37.18
American Growth-Income Trust Series I	2013	5,907	28.08 to 24.05	148,730	1.90 to 0.45	0.96	32.42 to 30.51
	2012	6,896	21.20 to 18.43	132,453	1.90 to 0.45	1.34	16.63 to 14.94
	2011	7,269	18.18 to 16.03	120,909	1.90 to 0.45	1.07	(2.53) to (3.93)
	2010	9,001	18.65 to 16.69	155,150	1.90 to 0.45	1.06	10.56 to 8.97
	2009	10,752	16.87 to 15.32	169,407	1.90 to 0.45	1.10	27.18 to 25.96
American Growth-Income Trust Series II	2013	31,322	27.87 to 23.50	718,673	2.05 to 0.45	0.79	32.24 to 30.14
	2012	39,801	21.08 to 18.06	703,311	2.05 to 0.45	1.13	16.42 to 14.56
	2011	43,877	18.11 to 15.76	673,246	2.05 to 0.45	1.00	(2.68) to (4.23)
	2010	50,328	18.60 to 16.46	804,949	2.05 to 0.45	0.96	10.34 to 8.59
	2009	55,869	16.86 to 15.16	820,869	2.05 to 0.45	1.06	30.08 to 28.01
American Growth-Income Trust Series III	2013	15,357	18.04 to 17.26	275,374	1.55 to 0.80	1.26	31.45 to 27.90
	2012	18,879	13.62 to 13.13	255,913	1.55 to 0.80	3.75	16.57 to 15.69
	2011	6,505	11.68 to 11.35	75,720	1.55 to 0.80	1.56	(2.53) to (3.26)
	2010	6,613	11.99 to 11.73	79,060	1.55 to 0.80	1.52	10.55 to 9.72
	2009	6,436	10.84 to 10.69	69,674	1.55 to 0.80	2.16	30.22 to 29.24
American High-Income Bond Trust Series II	2013	0	16.60 to 15.09	0	2.05 to 0.45	0.09	2.72 to 2.20
	2012	3,402	16.16 to 14.76	51,691	2.05 to 0.45	6.33	12.47 to 10.68
	2011	3,542	14.37 to 13.34	48,383	2.05 to 0.45	6.56	0.87 to (0.73)
	2010	4,170	14.25 to 13.43	57,073	2.05 to 0.45	7.13	14.01 to 12.20
	2009	4,418	12.50 to 11.97	53,605	2.05 to 0.45	6.75	37.80 to 35.61
American High-Income Bond Trust Series III	2013	0	17.95 to 17.26	0	1.55 to 0.80	0.59	2.55 to 1.33
	2012	2,448	17.46 to 16.83	42,540	1.55 to 0.80	6.72	12.63 to 11.79
	2011	2,675	15.50 to 15.06	41,314	1.55 to 0.80	7.46	1.03 to 0.28
	2010	2,741	15.34 to 15.02	41,957	1.55 to 0.80	8.73	14.06 to 13.21
	2009	1,265	13.45 to 13.26	16,993	1.55 to 0.80	26.39	38.08 to 37.05

87

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
American International Trust Series II	2013	18,938	$34.18 to $28.82	$492,157	2.05% to 0.45%	0.77%	20.44% to 18.53%
	2012	22,634	28.38 to 24.31	497,660	2.05 to 0.45	0.90	16.73 to 14.87
	2011	26,582	24.31 to 21.17	510,240	2.05 to 0.45	1.22	(14.76) to (16.11)
	2010	28,123	28.52 to 25.23	646,557	2.05 to 0.45	1.44	6.20 to 4.52
	2009	30,807	26.86 to 24.14	679,801	2.05 to 0.45	0.91	41.77 to 39.52
American International Trust Series III	2013	3,743	14.73 to 14.10	54,799	1.55 to 0.80	1.27	19.71 to 18.61
	2012	4,154	12.21 to 11.77	50,475	1.55 to 0.80	1.44	17.00 to 16.12
	2011	4,312	10.44 to 10.14	44,827	1.55 to 0.80	2.19	(14.73) to (15.37)
	2010	2,699	12.24 to 11.98	32,941	1.55 to 0.80	2.87	6.40 to 5.60
	2009	900	11.51 to 11.35	10,332	1.55 to 0.80	4.68	42.00 to 40.94
American New World Trust Series II	2013	3,887	16.23 to 14.59	58,758	2.05 to 0.45	0.76	10.24 to 8.49
	2012	4,498	14.72 to 13.44	62,292	2.05 to 0.45	0.44	16.59 to 14.73
	2011	5,024	12.63 to 11.72	60,330	2.05 to 0.45	1.04	(14.79) to (16.14)
	2010	6,201	14.82 to 13.97	88,319	2.05 to 0.45	1.14	16.66 to 14.81
	2009	5,874	12.70 to 12.17	72,479	2.05 to 0.45	1.19	48.15 to 45.80
American New World Trust Series III	2013	144	14.96 to 14.31	2,122	1.55 to 0.80	1.10	10.47 to 9.65
	2012	190	13.54 to 13.05	2,546	1.55 to 0.80	0.85	16.77 to 15.89
	2011	228	11.60 to 11.26	2,628	1.55 to 0.80	1.75	(14.71) to (15.34)
	2010	198	13.60 to 13.30	2,681	1.55 to 0.80	1.83	16.90 to 16.03
	2009	132	11.63 to 11.47	1,529	1.55 to 0.80	2.57	48.36 to 47.25
Basic Value Focus (a)	2013	190	42.83 to 21.63	6,716	1.90 to 1.40	1.19	35.94 to 35.26
	2012	235	31.51 to 15.99	6,058	1.90 to 1.40	1.51	12.30 to 11.73
	2011	281	28.06 to 14.31	6,462	1.90 to 1.40	1.41	(3.99) to (4.47)
	2010	382	29.22 to 14.98	8,946	1.90 to 1.40	1	11.11 to 10.55
	2009	455	26.30 to 13.55	9,606	1.90 to 1.40	1.84	29.09 to 28.45
Blue Chip Growth Trust Series I	2013	7,738	29.26 to 21.75	264,250	1.90 to 0.45	0.27	40.69 to 38.67
	2012	8,904	20.80 to 15.68	217,180	1.90 to 0.45	0.09	17.78 to 16.08
	2011	10,365	17.66 to 13.51	215,783	1.90 to 0.45	0.01	0.99 to (0.47)
	2010	12,612	17.49 to 13.57	259,341	1.90 to 0.45	0.08	15.63 to 13.97
	2009	14,833	15.12 to 11.91	265,754	1.90 to 0.45	0.14	42.25 to 40.21
Blue Chip Growth Trust Series II	2013	5,432	28.49 to 27.01	131,638	2.05 to 0.45	0.11	40.40 to 38.17
	2012	6,083	20.29 to 19.55	106,689	2.05 to 0.45	0.00	17.56 to 15.68
	2011	7,061	17.26 to 16.90	106,722	2.05 to 0.45	0.00	0.79 to (0.81)
	2010	7,826	17.13 to 17.04	118,731	2.05 to 0.45	0.05	15.42 to 13.59
	2009	8,551	15.00 to 14.84	113,765	2.05 to 0.45	0.09	41.92 to 39.67
Bond PS Series - Series II	2013	19	12.84 to 12.61	245	2.00 to 0.80	2.78	(2.50) to (3.67)
	2012	22	13.17 to 13.09	284	2.00 to 0.80	1.23	4.82 to 3.56
	2011	176	12.64 to 12.56	2,232	2.00 to 0.80	1.47	1.11 to 0.50
Bond Trust Series I	2013	19,048	12.98 to 12.77	246,784	1.55 to 0.80	2.92	(2.24) to (2.88)
	2012	18,222	13.27 to 13.15	241,510	1.55 to 0.80	2.77	5.48 to 4.69
	2011	18,061	12.58 to 12.56	227,156	1.55 to 0.80	3.65	0.64 to 0.51
Bond Trust Series II	2013	43,168	13.02 to 12.57	546,691	2.05 to 0.45	2.69	(2.07) to (3.63)
	2012	42,148	13.29 to 13.05	553,118	2.05 to 0.45	2.52	5.64 to 3.96
	2011	44,532	12.58 to 12.55	559,347	2.05 to 0.45	3.36	0.67 to 0.40
Capital Appreciation Trust Series I	2013	10,222	19.21 to 17.17	155,768	1.90 to 0.45	0.24	36.79 to 34.83
	2012	12,110	14.25 to 12.55	136,224	1.90 to 0.45	0.15	15.46 to 13.79
	2011	14,255	12.53 to 10.87	140,336	1.90 to 0.45	0.07	(0.37) to (1.80)
	2010	17,221	12.76 to 10.91	171,777	1.90 to 0.45	0.15	11.33 to 9.73
	2009	11,642	11.62 to 9.80	105,780	1.90 to 0.45	0.25	41.65 to 39.61
Capital Appreciation Trust Series II	2013	3,045	26.88 to 26.32	68,555	2.05 to 0.45	0.21	36.48 to 34.32
	2012	3,741	20.01 to 19.29	62,559	2.05 to 0.45	0.06	15.32 to 13.48
	2011	4,312	17.63 to 16.72	63,258	2.05 to 0.45	0.03	(0.62) to (2.19)
	2010	4,936	18.03 to 16.83	73,641	2.05 to 0.45	0.02	11.08 to 9.31
	2009	4,634	16.49 to 15.15	62,886	2.05 to 0.45	0.05	41.41 to 39.16

(a)	Sub-account which invests in non-affiliated Trust.

88

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Capital Appreciation Value Trust Series II	2013	17,243	$18.88 to $17.28	$307,584	2.05% to 0.45%	1.03%	21.39% to 19.46%
	2012	19,198	15.56 to 14.47	285,352	2.05 to 0.45	1.24	13.98 to 12.16
	2011	21,275	13.65 to 12.90	280,113	2.05 to 0.45	1.15	2.41 to 0.79
	2010	24,073	13.33 to 12.80	312,548	2.05 to 0.45	1.26	13.12 to 11.33
	2009	27,231	11.78 to 11.49	315,680	2.05 to 0.45	2.10	29.25 to 27.20
Core Allocation Plus Trust Series I	2013	0	15.98 to 15.30	0	1.55 to 0.80	3.19	18.21 to 15.31
	2012	1,427	13.42 to 12.94	19,050	1.55 to 0.80	1.28	12.67 to 11.83
	2011	1,680	11.91 to 11.57	19,937	1.55 to 0.80	1.33	(3.09) to (3.81)
	2010	1,753	12.29 to 12.03	21,489	1.55 to 0.80	1.14	9.62 to 8.80
	2009	1,749	11.22 to 11.06	19,574	1.55 to 0.80	2.17	24.21 to 23.28
Core Allocation Plus Trust Series II	2013	0	15.70 to 14.38	0	2.05 to 0.45	2.91	19.20 to 17.44
	2012	10,880	13.17 to 12.24	136,809	2.05 to 0.45	1.16	12.84 to 11.04
	2011	11,824	11.67 to 11.03	133,054	2.05 to 0.45	1.09	(2.95) to (4.49)
	2010	12,998	12.03 to 11.55	152,254	2.05 to 0.45	0.91	9.79 to 8.05
	2009	13,790	10.95 to 10.69	148,644	2.05 to 0.45	1.69	24.54 to 22.56
Core Bond Trust Series II	2013	465	18.05 to 15.71	7,605	2.05 to 0.45	1.67	(2.79) to (4.34)
	2012	638	18.56 to 16.42	10,874	2.05 to 0.45	2.42	5.79 to 4.10
	2011	766	17.55 to 15.77	12,492	2.05 to 0.45	3.17	7.55 to 5.85
	2010	833	16.32 to 14.90	12,760	2.05 to 0.45	2.48	6.44 to 4.75
	2009	792	15.33 to 14.23	11,527	2.05 to 0.45	2.12	9.12 to 7.38
Core Fundamental Holdings Trust Series II	2013	0	16.86 to 16.45	0	2.10 to 0.35	1.91	13.07 to 11.24
	2012	16,596	14.91 to 14.79	285,646	2.10 to 0.35	1.83	10.42 to 8.50
	2011	14,895	13.63 to 13.51	234,883	2.10 to 0.35	1.87	0.17 to (1.57)
	2010	13,036	13.85 to 13.48	207,377	2.10 to 0.35	2.03	10.81 to 7.87
	2009	6,628	14.80 to 14.64	97,508	2.05 to 0.45	2.80	18.41 to 17.16
Core Fundamental Holdings Trust Series III	2013	0	19.75 to 19.08	0	1.55 to 0.80	2.24	12.25 to 10.85
	2012	1,417	17.47 to 17.00	24,658	1.55 to 0.80	2.15	10.29 to 9.46
	2011	1,441	15.84 to 15.53	22,757	1.55 to 0.80	2.33	0.18 to (0.56)
	2010	1,248	15.81 to 15.62	19,707	1.55 to 0.80	2.52	9.20 to 8.38
	2009	651	14.48 to 14.41	9,425	1.55 to 0.80	3.53	15.85 to 15.28
Core Global Diversification Trust Series I	2013	0	16.93	0	1.20	2.10	11.49
	2012	10	15.18	157	1.20	8.06	11.77
	2011	10	13.58	140	1.20	2.14	(4.70)
Core Global Diversification Trust Series II	2013	0	16.30 to 16.28	0	2.10 to 0.35	1.94	12.17 to 10.36
	2012	17,002	14.76 to 14.54	291,005	2.10 to 0.35	7.82	12.50 to 10.54
	2011	17,281	13.35 to 12.92	265,930	2.10 to 0.35	1.92	(4.09) to (5.75)
	2010	15,840	14.16 to 13.47	256,911	2.10 to 0.35	2.39	13.30 to 7.77
	2009	7,611	15.30 to 15.14	115,642	2.05 to 0.45	2.94	22.4 to 21.10
Core Global Diversification Trust Series III	2013	0	19.47 to 18.81	0	1.55 to 0.80	2.54	11.36 to 10.56
	2012	1,054	17.36 to 16.89	18,237	1.55 to 0.80	8.02	12.44 to 11.59
	2011	1,138	15.44 to 15.14	17,526	1.55 to 0.80	2.44	(4.13) to (4.84)
	2010	1,003	16.11 to 15.91	16,128	1.55 to 0.80	2.86	7.84 to 7.03
	2009	417	14.94 to 14.86	6,223	1.55 to 0.80	4.00	19.48 to 18.90
Core Strategy Trust Series I	2013	10,218	13.68 to 13.61	139,653	1.55 to 0.80	8.51	9.41 to 8.86
Core Strategy Trust Series II	2013	205,775	17.78 to 13.71	3,544,521	2.10 to 0.35	1.49	16.56 to 9.66
	2012	42,857	15.93 to 15.25	632,257	2.10 to 0.45	2.51	11.77 to 9.93
	2011	44,896	14.25 to 13.88	598,758	2.10 to 0.45	1.96	(0.44) to (2.07)
	2010	46,040	14.32 to 14.17	623,298	2.10 to 0.45	2.16	13.36 to 11.67
	2009	43,901	12.82 to 12.05	536,845	2.05 to 0.45	1.96	21.11 to 19.18
Core Strategy Trust Series NAV	2013	577	20.60 to 15.07	10,740	1.60 to 1.20	0.68	17.86 to 17.39
	2012	601	17.48 to 12.83	9,322	1.60 to 1.20	2.90	11.23 to 2.67
	2011	408	15.72	6,412	1.20	2.20	(1.01)
	2010	442	15.88	7,020	1.20	2.32	14.16 to 11.22
	2009	422	14.27	6,031	1.20	3.14	14.20 to 10.40

89

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Disciplined Diversification Trust Series II	2013	0	$16.27 to $14.90	$0	2.05% to 0.45%	3.61%	14.12% to 12.43%
	2012	14,939	14.26 to 13.26	203,638	2.05 to 0.45	2.16	12.09 to 10.30
	2011	16,151	12.72 to 12.02	198,301	2.05 to 0.45	1.85	(2.73) to (4.27)
	2010	18,143	13.07 to 12.55	231,251	2.05 to 0.45	1.40	12.67 to 10.89
	2009	18,659	11.60 to 11.32	213,163	2.05 to 0.45	2.18	26.39 to 24.39
DWS Equity 500 Index (a)	2013	548	29.35 to 23.24	15,603	2.05 to 1.40	1.44	29.61 to 28.77
	2012	637	22.65 to 18.05	14,069	2.05 to 1.40	1.35	13.65 to 12.91
	2011	710	19.93 to 15.98	13,837	2.05 to 1.40	1.31	0.02 to (0.63)
	2010	817	19.93 to 16.09	15,950	2.05 to 1.40	1.55	12.70 to 11.97
	2009	957	17.68 to 14.37	16,616	2.05 to 1.40	2.53	24.04 to 23.24
Equity-Income Trust Series I	2013	6,433	30.69 to 21.66	257,077	1.90 to 0.45	1.86	29.46 to 27.60
	2012	7,402	23.71 to 16.98	229,408	1.90 to 0.45	2.01	16.83 to 15.14
	2011	8,654	20.29 to 14.74	230,737	1.90 to 0.45	1.72	(1.25) to (2.67)
	2010	9,698	20.55 to 15.15	263,326	1.90 to 0.45	1.83	14.60 to 12.95
	2009	11,371	17.93 to 13.41	270,462	1.90 to 0.45	2.11	25.15 to 23.35
Equity-Income Trust Series II	2013	7,614	25.28 to 24.63	166,191	2.05 to 0.45	1.69	29.16 to 27.11
	2012	8,601	19.57 to 19.37	147,658	2.05 to 0.45	1.82	16.65 to 14.79
	2011	10,066	16.88 to 16.78	149,902	2.05 to 0.45	1.60	(1.46) to (3.02)
	2010	10,031	17.40 to 17.02	153,300	2.05 to 0.45	1.68	14.40 to 12.58
	2009	10,954	15.46 to 14.88	148,222	2.05 to 0.45	1.95	24.98 to 23.00
Financial Services Trust Series I	2013	680	20.56 to 17.58	12,225	1.90 to 0.45	0.61	30.17 to 28.30
	2012	752	15.80 to 13.71	10,491	1.90 to 0.45	0.77	17.52 to 15.82
	2011	891	13.44 to 11.83	10,689	1.90 to 0.45	1.50	(9.92) to (11.21)
	2010	1,177	14.92 to 13.33	15,858	1.90 to 0.45	0.30	11.75 to 10.14
	2009	1,450	13.35 to 12.10	17,662	1.90 to 0.45	0.70	40.77 to 38.74
Financial Services Trust Series II	2013	1,195	21.87 to 21.27	22,429	2.05 to 0.45	0.44	29.90 to 27.84
	2012	1,292	16.84 to 16.64	18,856	2.05 to 0.45	0.58	17.29 to 15.42
	2011	1,537	14.42 to 14.36	19,380	2.05 to 0.45	1.33	(10.07) to (11.49)
	2010	1,906	16.29 to 15.96	27,065	2.05 to 0.45	0.13	11.50 to 9.73
	2009	2,251	14.85 to 14.32	29,096	2.05 to 0.45	0.51	40.35 to 38.12
Founding Allocation Trust Series I	2013	3,008	17.32 to 16.57	51,742	1.55 to 0.80	2.37	22.52 to 19.68
	2012	3,312	14.03 to 13.52	46,220	1.55 to 0.80	3.03	15.33 to 14.46
	2011	3,582	12.17 to 11.82	43,411	1.55 to 0.80	2.93	(2.19) to (2.92)
	2010	3,738	12.44 to 12.17	46,366	1.55 to 0.80	3.90	9.78 to 8.96
	2009	3,794	11.33 to 11.17	42,903	1.55 to 0.80	5.28	30.42 to 29.45
Founding Allocation Trust Series II	2013	83,733	26.64 to 13.96	1,212,833	2.05 to 0.35	2.15	23.84 to 21.75
	2012	93,099	21.51 to 11.47	1,100,917	2.05 to 0.35	2.79	15.62 to 13.66
	2011	103,682	18.61 to 10.09	1,072,795	2.05 to 0.35	2.61	(2.05) to (3.70)
	2010	116,260	18.99 to 10.48	1,242,478	2.05 to 0.35	3.52	10.05 to 8.20
	2009	128,398	17.26 to 9.68	1,261,886	2.05 to 0.35	3.86	30.67 to 28.46
Fundamental All Cap Core Trust Series II	2013	2,199	31.01 to 26.14	60,517	2.05 to 0.45	0.71	34.94 to 32.80
	2012	2,867	22.98 to 19.69	59,159	2.05 to 0.45	0.57	22.75 to 20.79
	2011	3,148	18.72 to 16.30	53,548	2.05 to 0.45	0.83	(2.73) to (4.27)
	2010	3,600	19.24 to 17.02	63,655	2.05 to 0.45	0.92	18.68 to 16.80
	2009	4,142	16.21 to 14.57	62,407	2.05 to 0.45	1.17	27.45 to 25.42
Fundamental Holdings Trust Series II	2013	0	14.88 to 13.51	0	2.05 to 0.45	1.64	13.01 to 11.34
	2012	74,401	13.17 to 12.13	929,069	2.05 to 0.45	1.55	11.96 to 10.18
	2011	81,570	11.76 to 11.01	918,855	2.05 to 0.45	1.32	(1.65) to (3.20)
	2010	89,991	12.16 to 11.37	1,041,332	2.05 to 0.35	1.38	7.96 to 1.20
	2009	94,707	12.01 to 10.54	1,009,532	2.05 to 0.35	1.67	26.24 to 24.11
Fundamental Holdings Trust Series III	2013	0	15.74 to 15.07	0	1.55 to 0.80	2.06	12.33 to 11.16
	2012	4,484	13.91 to 13.41	62,110	1.55 to 0.80	2.03	12.02 to 11.17
	2011	4,846	12.42 to 12.06	59,987	1.55 to 0.80	1.86	(1.49) to (2.23)
	2010	4,994	12.61 to 12.34	62,808	1.55 to 0.80	1.91	9.83 to 9.01
	2009	4,976	11.48 to 11.32	57,028	1.55 to 0.80	2.67	26.26 to 25.32
Fundamental Large Cap Value Trust Series I	2013	1,198	24.10 to 20.95	24,838	1.90 to 0.45	0.00	2.78 to 2.68

(a)	Sub-account which invests in non-affiliated Trust.

90

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Fundamental Large Cap Value Trust Series II	2013	1,686	$24.09 to $20.64	$36,342	2.05% to 0.45%	0.89%	31.51% to 29.43%
	2012	862	18.32 to 15.95	14,355	2.05 to 0.45	1.07	23.67 to 21.70
	2011	791	14.81 to 13.10	10,772	2.05 to 0.45	0.77	1.18 to (0.43)
	2010	851	14.64 to 13.16	11,584	2.05 to 0.45	1.70	12.6 to 10.81
	2009	969	13.00 to 11.87	11,846	2.05 to 0.45	1.88	23.95 to 21.98
Fundamental Value Trust Series I	2013	14,209	23.02 to 19.95	287,534	1.90 to 0.45	1.25	32.92 to 31.01
	2012	16,631	17.32 to 15.23	255,769	1.90 to 0.45	0.88	12.87 to 11.24
	2011	19,834	15.34 to 13.69	272,913	1.90 to 0.45	0.76	(4.21) to (5.59)
	2010	24,123	16.02 to 14.50	350,230	1.90 to 0.45	1.08	12.59 to 10.97
	2009	28,241	14.23 to 13.07	368,109	1.90 to 0.45	0.92	31.19 to 29.30
Fundamental Value Trust Series II	2013	11,329	24.54 to 23.43	235,907	2.05 to 0.45	1.05	32.60 to 30.50
	2012	14,454	18.50 to 17.96	229,708	2.05 to 0.45	0.71	12.67 to 10.87
	2011	16,833	16.42 to 16.20	240,692	2.05 to 0.45	0.60	(4.42) to (5.93)
	2010	19,504	17.22 to 17.18	295,599	2.05 to 0.45	0.89	12.37 to 10.59
	2009	22,342	15.57 to 15.29	305,287	2.05 to 0.45	0.73	31.00 to 28.92
Global Allocation (a)	2013	44	31.45 to 18.74	848	1.90 to 1.40	1.07	12.96 to 12.40
	2012	45	27.98 to 16.59	763	1.90 to 1.40	1.38	8.60 to 8.06
	2011	52	25.90 to 15.28	816	1.90 to 1.40	1.83	(4.97) to (5.44)
	2010	64	27.39 to 16.08	1,042	1.90 to 1.40	1.04	8.36 to 7.82
	2009	70	25.40 to 14.84	1,080	1.90 to 1.40	1.78	19.37 to 18.77
Global Bond Trust Series I	2013	1,667	25.62 to 22.29	47,955	1.90 to 0.45	0.43	(5.84) to (7.20)
	2012	1,983	27.21 to 24.02	61,078	1.90 to 0.45	7.02	6.55 to 5.00
	2011	2,268	25.54 to 22.88	66,430	1.90 to 0.45	6.23	8.59 to 7.03
	2010	2,708	23.52 to 21.37	74,034	1.90 to 0.45	3.36	9.81 to 8.23
	2009	3,158	21.42 to 19.75	80,083	1.90 to 0.45	12.24	14.87 to 13.22
Global Bond Trust Series II	2013	6,165	24.72 to 17.10	123,634	2.05 to 0.45	0.24	(6.09) to (7.58)
	2012	6,626	26.32 to 18.50	148,540	2.05 to 0.45	7.00	6.33 to 4.63
	2011	7,393	24.75 to 17.68	158,254	2.05 to 0.45	6.05	8.36 to 6.65
	2010	8,787	22.84 to 16.58	176,267	2.05 to 0.45	3.20	9.63 to 7.89
	2009	9,500	20.84 to 15.37	176,112	2.05 to 0.45	11.74	14.62 to 12.8
Global Diversification Trust Series II	2013	0	14.95 to 13.56	0	2.05 to 0.45	1.58	12.89 to 11.22
	2012	56,688	13.24 to 12.19	711,503	2.05 to 0.45	1.53	15.03 to 13.20
	2011	62,998	11.51 to 10.77	694,418	2.05 to 0.45	1.63	(6.96) to (8.43)
	2010	69,808	12.65 to 11.77	835,495	2.05 to 0.35	1.80	10.02 to 0.89
	2009	74,544	12.54 to 10.69	806,356	2.05 to 0.35	1.81	35.81 to 33.53
Global Trust Series I	2013	5,915	22.64 to 18.53	150,907	1.90 to 0.45	1.47	30.50 to 28.62
	2012	6,898	17.35 to 14.41	134,571	1.90 to 0.45	2.11	21.20 to 19.44
	2011	7,965	14.32 to 12.06	129,704	1.90 to 0.45	1.98	(6.42) to (7.76)
	2010	8,540	15.30 to 13.08	153,628	1.90 to 0.45	1.54	7.28 to 5.73
	2009	9,050	14.26 to 12.37	157,234	1.90 to 0.45	1.71	30.78 to 28.90
Global Trust Series II	2013	1,309	24.55 to 23.92	28,237	2.05 to 0.45	1.28	30.25 to 28.18
	2012	1,516	18.85 to 18.66	25,430	2.05 to 0.45	1.90	20.96 to 19.03
	2011	1,747	15.68 to 15.59	24,513	2.05 to 0.45	1.77	(6.64) to (8.12)
	2010	1,904	17.06 to 16.69	28,926	2.05 to 0.45	1.30	7.07 to 5.37
	2009	2,125	16.19 to 15.59	30,510	2.05 to 0.45	1.43	30.51 to 28.44
Health Sciences Trust Series I	2013	1,331	49.47 to 40.58	57,701	1.90 to 0.45	0.00	50.40 to 48.23
	2012	1,425	32.89 to 27.38	41,483	1.90 to 0.45	0.00	31.36 to 29.46
	2011	1,642	25.04 to 21.15	36,661	1.90 to 0.45	0.00	10.07 to 8.49
	2010	1,907	22.75 to 19.49	39,069	1.90 to 0.45	0.00	15.18 to 13.52
	2009	2,244	19.75 to 17.17	40,345	1.90 to 0.45	0.00	31.22 to 29.33
Health Sciences Trust Series II	2013	1,795	52.95 to 46.72	78,495	2.05 to 0.45	0.00	50.11 to 47.73
	2012	1,938	35.27 to 31.62	57,932	2.05 to 0.45	0.00	31.06 to 28.97
	2011	2,175	26.91 to 24.52	50,178	2.05 to 0.45	0.00	9.90 to 8.16
	2010	2,391	24.49 to 22.67	50,728	2.05 to 0.45	0.00	14.95 to 13.13
	2009	2,553	21.31 to 20.04	47,857	2.05 to 0.45	0.00	30.96 to 28.89

(a)	Sub-account which invests in non-affiliated Trust.

91

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
High Yield Trust Series I	2013	5,682	$25.60 to $23.05	$98,605	1.90% to 0.45%	7.77%	8.04% to 6.48%
	2012	2,307	23.69 to 21.64	52,828	1.90 to 0.45	7.28	18.46 to 16.74
	2011	2,754	20.00 to 18.54	53,477	1.90 to 0.45	8.36	0.45 to (1.00)
	2010	3,166	19.91 to 18.73	61,747	1.90 to 0.45	36.88	13.27 to 11.64
	2009	3,881	17.58 to 16.77	67,491	1.90 to 0.45	11.77	53.82 to 51.61
High Yield Trust Series II	2013	4,539	28.57 to 22.89	106,280	2.05 to 0.45	6.98	7.87 to 6.16
	2012	3,305	26.48 to 21.57	75,110	2.05 to 0.45	7.15	18.34 to 16.45
	2011	3,822	22.38 to 18.52	74,295	2.05 to 0.45	7.43	0.22 to (1.37)
	2010	4,143	22.33 to 18.78	81,174	2.05 to 0.45	40.90	13.03 to 11.23
	2009	5,174	19.76 to 16.88	90,802	2.05 to 0.45	13.15	53.66 to 51.23
International Core Trust Series I	2013	1,507	19.67 to 18.25	27,639	1.90 to 0.45	2.75	24.43 to 22.64
	2012	1,705	15.80 to 14.88	25,322	1.90 to 0.45	2.79	14.53 to 12.87
	2011	2,030	13.80 to 13.18	26,507	1.90 to 0.45	2.17	(9.98) to (11.28)
	2010	2,397	15.33 to 14.86	35,236	1.90 to 0.45	1.83	9.09 to 7.52
	2009	2,759	14.05 to 13.82	37,608	1.90 to 0.45	2.41	18.11 to 16.41
International Core Trust Series II	2013	1,069	25.15 to 22.92	20,858	2.05 to 0.45	2.56	24.22 to 22.25
	2012	1,164	20.58 to 18.45	18,648	2.05 to 0.45	2.50	14.31 to 12.48
	2011	1,466	18.29 to 16.14	20,647	2.05 to 0.45	1.98	(10.20) to (11.63)
	2010	1,664	20.70 to 17.98	26,533	2.05 to 0.45	1.64	8.89 to 7.16
	2009	1,799	19.32 to 16.51	26,618	2.05 to 0.45	2.16	17.99 to 16.12
International Equity Index Trust B Series I	2013	1,431	15.10 to 14.85	21,397	1.90 to 0.45	2.38	14.04 to 12.40
	2012	1,641	13.24 to 13.21	21,733	1.90 to 0.45	6.85	5.94 to 5.69
International Equity Index Trust B Series II	2013	1,531	15.07 to 14.79	22,765	2.05 to 0.45	2.14	13.81 to 12.01
	2012	1,860	13.24 to 13.20	24,581	2.05 to 0.45	5.74	5.91 to 5.63
International Equity Index Trust B Series NAV	2013	1,535	12.08 to 11.58	18,356	2.05 to 1.40	2.36	12.95 to 12.21
	2012	1,808	10.69 to 10.32	19,183	2.05 to 1.40	1.22	16.12 to 15.36
	2011	2,029	9.21 to 8.95	18,586	2.05 to 1.40	3.35	(15.18) to (15.73)
	2010	2,166	10.86 to 10.62	23,431	2.05 to 1.40	2.47	9.89 to 9.18
	2009	2,431	9.88 to 9.72	23,976	2.05 to 1.40	3.74	36.87 to 35.99
International Growth Stock Trust Series II	2013	1,347	15.38 to 15.10	20,531	2.05 to 0.45	0.98	18.33 to 16.46
	2012	1,565	13.00 to 12.96	20,386	2.05 to 0.45	3.02	3.98 to 3.71
International Small Company Trust Series I	2013	1,854	18.67 to 17.58	33,239	1.90 to 0.45	1.77	25.77 to 23.96
	2012	2,107	14.84 to 14.18	30,334	1.90 to 0.45	1.25	18.65 to 16.93
	2011	2,492	12.51 to 12.13	30,514	1.90 to 0.45	1.50	(16.60) to (17.80)
	2010	3,157	15.00 to 14.76	46,829	1.90 to 0.45	2.62	22.15 to 20.40
	2009	3,936	12.28 to 12.26	48,283	1.90 to 0.45	0.78	(1.76) to (1.95)
International Small Company Trust Series II	2013	1,320	18.51 to 17.33	23,314	2.05 to 0.45	1.61	25.45 to 23.46
	2012	1,456	14.75 to 14.03	20,750	2.05 to 0.45	1.09	18.46 to 16.57
	2011	1,755	12.46 to 12.04	21,347	2.05 to 0.45	1.35	(16.80) to (18.12)
	2010	2,060	14.97 to 14.70	30,456	2.05 to 0.45	2.50	21.90 to 19.97
	2009	2,329	12.28 to 12.25	28,557	2.05 to 0.45	0.77	(1.76) to (1.97)
International Value Trust Series I	2013	4,246	26.47 to 23.83	93,535	1.90 to 0.45	1.72	25.58 to 23.78
	2012	4,865	21.08 to 19.26	86,198	1.90 to 0.45	2.57	18.84 to 17.12
	2011	5,833	17.74 to 16.44	87,970	1.90 to 0.45	2.24	(13.24) to (14.49)
	2010	6,982	20.45 to 19.23	123,081	1.90 to 0.45	1.90	7.50 to 5.95
	2009	8,033	19.02 to 18.15	133,409	1.90 to 0.45	2.12	35.16 to 33.22
International Value Trust Series II	2013	3,778	29.04 to 27.95	90,010	2.05 to 0.45	1.52	25.33 to 23.34
	2012	4,463	23.54 to 22.30	86,302	2.05 to 0.45	2.36	18.54 to 16.64
	2011	5,397	20.19 to 18.82	89,100	2.05 to 0.45	2.08	(13.38) to (14.75)
	2010	6,119	23.68 to 21.72	118,156	2.05 to 0.45	1.70	7.28 to 5.58
	2009	6,734	22.43 to 20.25	123,005	2.05 to 0.45	1.97	34.98 to 32.84
Investment Quality Bond Trust Series I	2013	9,980	26.76 to 18.81	181,114	1.90 to 0.45	3.80	(2.36) to (3.76)
	2012	10,049	27.41 to 19.55	192,548	1.90 to 0.45	2.04	7.10 to 5.55
	2011	10,392	25.59 to 18.52	191,213	1.90 to 0.45	4.21	7.59 to 6.04
	2010	9,829	23.79 to 17.46	175,113	1.90 to 0.45	5.30	6.97 to 5.43
	2009	8,811	22.23 to 16.56	156,994	1.90 to 0.45	5.32	11.94 to 10.33

92

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Investment Quality Bond Trust Series II	2013	5,354	$21.47 to $16.22	$95,946	2.05% to 0.45%	3.47%	(2.47)% to (4.02)%
	2012	5,945	22.02 to 16.90	113,711	2.05 to 0.45	1.86	6.80 to 5.10
	2011	6,440	20.62 to 16.08	116,853	2.05 to 0.45	3.76	7.37 to 5.67
	2010	7,580	19.20 to 15.22	129,806	2.05 to 0.45	4.63	6.82 to 5.12
	2009	8,375	17.98 to 14.48	135,967	2.05 to 0.45	5.56	11.7 to 9.92
Lifestyle Aggressive Trust Series I	2013	4,195	22.58 to 20.54	92,832	1.90 to 0.45	2.50	26.15 to 24.33
	2012	4,257	17.90 to 16.52	74,920	1.90 to 0.45	1.27	16.09 to 14.41
	2011	5,510	15.42 to 14.44	84,681	1.90 to 0.45	1.65	(6.92) to (8.26)
	2010	6,184	16.57 to 15.74	103,197	1.90 to 0.45	1.98	15.92 to 14.26
	2009	6,570	14.29 to 13.77	95,283	1.90 to 0.45	1.03	35.02 to 33.08
Lifestyle Aggressive Trust Series II	2013	7,321	25.97 to 25.91	159,377	2.05 to 0.45	2.16	25.87 to 23.87
	2012	8,463	20.96 to 20.58	148,442	2.05 to 0.45	1.12	15.91 to 14.06
	2011	10,061	18.38 to 17.76	154,321	2.05 to 0.45	1.51	(7.14) to (8.61)
	2010	11,278	20.11 to 19.12	188,589	2.05 to 0.45	1.74	15.60 to 13.77
	2009	12,202	17.67 to 16.54	178,414	2.05 to 0.45	0.85	34.85 to 32.71
Lifestyle Aggressive PS Series - Series II	2013	2	12.79 to 12.78	24	2.05 to 1.00	71.35	2.31 to 2.24
Lifestyle Balanced Trust Series I	2013	33,736	25.91 to 20.11	672,128	1.90 to 0.45	2.75	12.28 to 10.66
	2012	36,808	23.08 to 18.17	663,373	1.90 to 0.45	2.18	11.36 to 9.75
	2011	40,215	20.73 to 16.56	667,591	1.90 to 0.45	3.29	0.17 to (1.27)
	2010	40,354	20.69 to 16.77	699,738	1.90 to 0.45	2.74	11.24 to 9.64
	2009	40,030	18.60 to 15.29	662,526	1.90 to 0.45	4.71	30.16 to 28.29
Lifestyle Balanced Trust Series II	2013	465,660	16.45 to 15.68	8,946,098	2.10 to 0.35	2.54	12.15 to 10.20
	2012	514,301	14.93 to 13.98	8,984,382	2.10 to 0.35	2.01	11.31 to 9.37
	2011	560,279	13.65 to 12.56	8,941,848	2.10 to 0.35	3.03	0.07 to (1.66)
	2010	606,988	13.88 to 12.55	9,859,909	2.10 to 0.35	2.59	11.10 to 11.06
	2009	611,485	16.63 to 11.30	9,123,269	2.05 to 0.35	4.44	30.02 to 27.83
Lifestyle Balanced Trust Series NAV	2013	5	17.15	84	1.20	2.95	11.55
	2012	5	15.37	71	1.20	2.25	10.56
	2011	5	13.90	70	1.20	3.57	(0.53)
Lifestyle Balanced PS Series - Series I	2013	11	12.64 to 12.63	142	1.90 to 0.80	47.40	1.14 to 1.06
Lifestyle Balanced PS Series - Series II	2013	13,893	12.65 to 12.63	205,650	2.05 to 0.35	2.05	1.19 to 1.07
	2012	12,281	13.63 to 13.16	164,598	2.00 to 0.80	1.23	9.66 to 8.34
	2011	5,516	12.43 to 12.15	67,247	2.00 to 0.80	2.86	(0.56) to (2.82)
Lifestyle Conservative Trust Series I	2013	8,615	27.03 to 18.99	174,331	1.90 to 0.45	3.04	3.41 to 1.92
	2012	11,375	26.14 to 18.64	225,765	1.90 to 0.45	2.88	8.03 to 6.46
	2011	11,273	24.20 to 17.51	213,263	1.90 to 0.45	4.13	3.76 to 2.27
	2010	11,548	23.32 to 17.12	220,274	1.90 to 0.45	2.68	8.63 to 7.07
	2009	11,453	21.47 to 15.99	208,449	1.90 to 0.45	5.85	21.16 to 19.42
Lifestyle Conservative Trust Series II	2013	100,413	15.80 to 14.45	1,825,240	2.10 to 0.35	2.85	3.33 to 1.54
	2012	133,398	15.29 to 14.23	2,391,723	2.10 to 0.35	2.70	7.89 to 6.00
	2011	136,961	14.17 to 13.42	2,309,441	2.10 to 0.35	4.07	3.68 to 1.89
	2010	141,829	13.67 to 13.17	2,342,621	2.10 to 0.35	2.52	8.49 to 5.39
	2009	133,572	15.23 to 12.60	2,071,302	2.05 to 0.35	5.98	21.01 to 18.98
Lifestyle Conservative PS Series - Series II	2013	3,378	12.53 to 12.51	45,904	2.05 to 0.35	2.05	0.20 to 0.09
	2012	4,109	13.35 to 13.17	54,631	2.00 to 0.80	1.35	6.67 to 5.39
	2011	2,167	12.52 to 12.50	27,160	2.00 to 0.80	3.27	0.13 to (0.03)
Lifestyle Growth Trust Series I	2013	35,064	24.56 to 20.31	683,480	1.90 to 0.45	2.46	18.81 to 17.10
	2012	37,058	20.67 to 17.34	617,143	1.90 to 0.45	1.83	13.35 to 11.71
	2011	37,273	18.23 to 15.52	565,281	1.90 to 0.45	2.69	(2.04) to (3.45)
	2010	36,720	18.61 to 16.08	595,817	1.90 to 0.45	2.47	12.51 to 10.89
	2009	35,026	16.54 to 14.50	534,792	1.90 to 0.45	3.45	32.70 to 30.79
Lifestyle Growth Trust Series II	2013	666,341	17.88 to 15.94	12,998,169	2.10 to 0.35	2.26	18.67 to 16.61
	2012	708,897	15.33 to 13.43	11,862,337	2.10 to 0.35	1.63	13.19 to 11.21
	2011	737,881	13.78 to 11.87	11,115,623	2.10 to 0.35	2.46	(2.15) to (3.84)
	2010	778,123	14.34 to 12.13	12,206,253	2.10 to 0.35	2.26	14.68 to 12.44
	2009	783,017	17.07 to 10.78	11,149,868	2.05 to 0.35	3.24	32.48 to 30.25

93

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Lifestyle Growth Trust Series NAV	2013	36	$18.63	$680	1.20%	2.58%	17.96%
	2012	36	15.79	576	1.20	2.48	12.54
	2011	11	14.03	150	1.20	2.83	(2.72)
Lifestyle Growth PS Series - Series I	2013	192	12.72 to 12.71	2,441	1.90 to 0.80	28.16	1.76 to 1.69
Lifestyle Growth PS Series - Series II	2013	18,545	12.73 to 12.71	283,826	2.05 to 0.35	1.84	1.81 to 1.69
	2012	12,312	13.82 to 13.14	164,900	2.00 to 0.80	0.98	11.55 to 10.21
	2011	7,241	12.39 to 11.92	86,637	2.00 to 0.80	2.16	(0.89) to (4.63)
Lifestyle Moderate Trust Series I	2013	11,896	26.87 to 19.82	246,754	1.90 to 0.45	2.88	9.72 to 8.15
	2012	13,080	24.49 to 18.33	250,095	1.90 to 0.45	2.43	10.17 to 8.57
	2011	14,027	22.23 to 16.88	250,835	1.90 to 0.45	3.53	1.87 to 0.41
	2010	14,332	21.82 to 16.81	265,027	1.90 to 0.45	2.70	10.06 to 8.47
	2009	13,923	19.83 to 15.50	245,632	1.90 to 0.45	4.95	26.69 to 24.87
Lifestyle Moderate Trust Series II	2013	145,238	16.21 to 15.84	2,739,141	2.10 to 0.35	2.63	9.59 to 7.69
	2012	162,048	14.80 to 14.71	2,843,253	2.10 to 0.35	2.26	10.11 to 8.19
	2011	172,998	13.60 to 13.44	2,801,218	2.10 to 0.35	3.36	1.78 to 0.02
	2010	182,151	13.59 to 13.20	2,947,542	2.10 to 0.35	2.53	10.01 to 8.75
	2009	175,830	15.75 to 12.00	2,638,640	2.05 to 0.35	5.00	26.42 to 24.29
Lifestyle Moderate PS Series - Series I	2013	7	12.60 to 12.59	91	1.90 to 0.80	53.88	0.81 to 0.73
Lifestyle Moderate PS Series - Series II	2013	5,852	12.62 to 12.60	85,029	2.05 to 0.35	2.00	0.93 to 0.81
	2012	5,877	13.56 to 13.22	78,796	2.00 to 0.80	1.33	8.68 to 7.37
	2011	2,737	12.48 to 12.31	33,824	2.00 to 0.80	2.82	(0.20) to (1.48)
Mid Cap Index Trust Series I	2013	1,160	36.19 to 28.65	35,850	1.90 to 0.45	1.05	32.43 to 30.52
	2012	1,288	27.33 to 21.95	30,406	1.90 to 0.45	1.37	16.95 to 15.26
	2011	1,598	23.37 to 19.04	32,480	1.90 to 0.45	0.61	(2.69) to (4.09)
	2010	1,987	24.01 to 19.85	41,949	1.90 to 0.45	1.06	25.42 to 23.61
	2009	2,155	19.15 to 16.06	36,668	1.90 to 0.45	1.02	36.15 to 34.19
Mid Cap Index Trust Series II	2013	2,501	32.51 to 32.35	70,022	2.05 to 0.45	0.84	32.16 to 30.06
	2012	2,956	25.00 to 24.48	63,742	2.05 to 0.45	1.19	16.77 to 14.91
	2011	3,634	21.75 to 20.96	67,846	2.05 to 0.45	0.45	(2.90) to (4.44)
	2010	4,172	22.77 to 21.59	81,260	2.05 to 0.45	0.82	25.24 to 23.26
	2009	4,703	18.47 to 17.24	74,103	2.05 to 0.45	0.84	35.77 to 33.61
Mid Cap Stock Trust Series I	2013	7,278	30.51 to 28.93	171,939	1.90 to 0.45	0.04	36.20 to 34.25
	2012	8,616	22.40 to 21.55	150,467	1.90 to 0.45	0.00	21.66 to 19.90
	2011	10,034	18.41 to 17.97	146,328	1.90 to 0.45	0.00	(9.61) to (10.91)
	2010	10,956	20.37 to 20.17	183,429	1.90 to 0.45	0.00	22.53 to 20.77
	2009	11,822	16.70 to 16.62	167,211	1.90 to 0.45	0.00	30.76 to 28.88
Mid Cap Stock Trust Series II	2013	3,528	35.61 to 33.04	104,324	2.05 to 0.45	0.00	35.89 to 33.74
	2012	4,244	26.20 to 24.70	93,860	2.05 to 0.45	0.00	21.46 to 19.52
	2011	4,954	21.57 to 20.67	91,649	2.05 to 0.45	0.00	(9.80) to (11.23)
	2010	5,660	23.92 to 23.28	117,687	2.05 to 0.45	0.00	22.25 to 20.32
	2009	6,241	19.57 to 19.35	107,670	2.05 to 0.45	0.00	30.46 to 28.39
Mid Value Trust Series I	2013	2,708	26.98 to 23.79	67,445	1.90 to 0.45	0.99	30.80 to 28.92
	2012	3,150	20.63 to 18.45	60,563	1.90 to 0.45	0.82	18.99 to 17.27
	2011	3,837	17.33 to 15.74	62,545	1.90 to 0.45	0.67	(5.35) to (6.71)
	2010	4,754	18.31 to 16.87	82,548	1.90 to 0.45	2.00	15.64 to 13.97
	2009	5,578	15.84 to 14.80	84,585	1.90 to 0.45	0.45	35.03 to 33.73
Mid Value Trust Series II	2013	3,116	26.73 to 23.27	75,226	2.05 to 0.45	0.80	30.55 to 28.48
	2012	3,713	20.48 to 18.11	69,529	2.05 to 0.45	0.62	18.75 to 16.85
	2011	4,560	17.24 to 15.50	72,765	2.05 to 0.45	0.49	(5.46) to (6.96)
	2010	5,481	18.24 to 16.66	93,544	2.05 to 0.45	1.80	15.27 to 13.44
	2009	6,142	15.82 to 14.68	92,029	2.05 to 0.45	0.35	45.36 to 43.05
Money Market Trust Series I	2013	6,091	16.08 to 11.60	90,662	2.10 to 0.45	0.00	(0.44) to (2.07)
	2012	8,934	16.16 to 11.85	133,630	2.10 to 0.45	0.00	(0.44) to (2.08)
	2011	11,391	16.23 to 12.10	172,109	2.10 to 0.45	0.00	(0.38) to (2.00)
	2010	11,385	16.29 to 12.35	176,239	2.10 to 0.45	0.00	(0.45) to (1.22)
	2009	15,261	16.36 to 12.61	240,290	1.90 to 0.45	0.22	(0.25) to (1.69)

94

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Money Market Trust Series II	2013	33,503	$12.37 to $11.48	$403,055	2.05% to 0.35%	0.00%	(0.34)% to (2.02)%
	2012	53,585	12.41 to 11.72	653,491	2.05 to 0.35	0.00	(0.34) to (2.03)
	2011	69,706	12.45 to 11.96	862,728	2.05 to 0.35	0.00	(0.28) to (1.95)
	2010	65,835	12.49 to 12.20	826,856	2.05 to 0.35	0.00	(0.35) to (2.03)
	2009	88,917	12.53 to 12.45	1,133,525	2.05 to 0.35	0.08	(0.27) to (1.95)
Money Market Trust B Series NAV	2013	1,342	12.07 to 11.55	16,055	2.05 to 1.40	0.01	(1.38) to (2.02)
	2012	2,022	12.24 to 11.79	24,570	2.05 to 1.40	0.04	(1.35) to (1.99)
	2011	2,116	12.40 to 12.03	26,096	2.05 to 1.40	0.00	(1.30) to (1.94)
	2010	2,097	12.57 to 12.27	26,236	2.05 to 1.40	0.05	(1.34) to (1.98)
	2009	2,575	12.74 to 12.52	32,692	2.05 to 1.40	0.49	(0.92) to (1.56)
Mutual Shares Trust Series I	2013	13,263	16.58 to 15.87	218,630	1.55 to 0.80	1.36	21.65 to 26.37
	2012	15,586	13.02 to 12.55	202,024	1.55 to 0.80	1.42	13.11 to 12.26
	2011	16,469	11.51 to 11.18	188,918	1.55 to 0.80	0.95	(1.73) to (2.46)
	2010	14,733	11.72 to 11.47	172,166	1.55 to 0.80	2.97	10.63 to 9.80
	2009	11,608	10.59 to 10.44	122,736	1.55 to 0.80	2.01	26.32 to 25.38
Natural Resources Trust Series II	2013	2,344	38.61 to 32.55	70,588	2.05 to 0.45	0.35	2.44 to 0.81
	2012	3,042	37.69 to 32.29	88,915	2.05 to 0.45	0.55	(0.23) to (1.82)
	2011	3,724	37.77 to 32.89	112,991	2.05 to 0.45	0.29	(20.73) to (21.99)
	2010	4,484	47.65 to 42.16	174,979	2.05 to 0.45	0.42	14.36 to 12.54
	2009	4,957	41.67 to 37.46	173,158	2.05 to 0.45	0.68	58.18 to 55.67
PIMCO All Asset (a)	2013	1,472	21.36 to 18.30	28,264	2.05 to 0.45	4.07	(0.55) to (2.13)
	2012	1,772	21.48 to 18.70	34,575	2.05 to 0.45	4.58	14.13 to 12.31
	2011	1,756	18.82 to 16.65	30,376	2.05 to 0.45	6.52	1.20 to (0.40)
	2010	1,850	18.60 to 16.72	31,947	2.05 to 0.45	7.07	12.20 to 10.42
	2009	1,526	16.57 to 15.14	23,774	2.05 to 0.45	6.80	20.77 to 18.85
Real Estate Securities Trust Series I	2013	1,090	37.01 to 31.66	39,699	1.90 to 0.45	1.78	(0.55) to (1.98)
	2012	1,243	37.21 to 32.30	46,030	1.90 to 0.45	1.67	16.73 to 15.04
	2011	1,504	31.88 to 28.08	48,039	1.90 to 0.45	1.38	8.97 to 7.41
	2010	1,872	29.26 to 26.14	55,339	1.90 to 0.45	1.84	28.62 to 26.77
	2009	2,091	22.75 to 20.62	48,549	1.90 to 0.45	3.38	29.59 to 27.72
Real Estate Securities Trust Series II	2013	1,754	34.72 to 28.15	49,641	2.05 to 0.45	1.54	(0.83) to (2.40)
	2012	2,118	35.01 to 28.84	61,982	2.05 to 0.45	1.47	16.56 to 14.70
	2011	2,549	30.03 to 25.14	65,291	2.05 to 0.45	1.23	8.75 to 7.02
	2010	3,033	27.62 to 23.49	72,145	2.05 to 0.45	1.63	28.29 to 26.26
	2009	3,297	21.53 to 18.61	62,000	2.05 to 0.45	3.26	29.46 to 27.40
Real Return Bond Trust Series II	2013	2,358	19.29 to 16.26	40,384	2.05 to 0.45	2.22	(9.83) to (11.26)
	2012	3,373	21.39 to 18.32	64,818	2.05 to 0.45	1.56	8.09 to 6.37
	2011	3,909	19.79 to 17.23	70,205	2.05 to 0.45	3.61	11.36 to 9.60
	2010	4,727	17.77 to 15.72	77,016	2.05 to 0.45	10.80	8.18 to 6.46
	2009	5,613	16.42 to 14.76	85,502	2.05 to 0.45	0.09	18.69 to 16.81
Science & Technology Trust Series I	2013	4,874	21.43 to 15.81	96,526	1.90 to 0.45	0.00	42.89 to 40.83
	2012	5,715	15.00 to 11.23	78,992	1.90 to 0.45	0.00	9.95 to 8.36
	2011	6,739	13.64 to 10.36	84,728	1.90 to 0.45	0.00	(8.16) to (9.48)
	2010	8,374	14.85 to 11.45	113,408	1.90 to 0.45	0.00	24.05 to 22.27
	2009	9,847	11.97 to 9.36	108,495	1.90 to 0.45	0.00	63.75 to 61.39
Science & Technology Trust Series II	2013	1,841	28.47 to 27.96	43,354	2.05 to 0.45	0.00	42.62 to 40.36
	2012	2,111	19.96 to 19.92	35,388	2.05 to 0.45	0.00	9.73 to 7.98
	2011	2,616	18.45 to 18.19	40,402	2.05 to 0.45	0.00	(8.39) to (9.84)
	2010	3,165	20.46 to 19.86	53,799	2.05 to 0.45	0.00	23.83 to 21.86
	2009	3,709	16.79 to 16.04	51,365	2.05 to 0.45	0.00	63.40 to 60.81
Short Term Government Income Trust Series I	2013	3,808	12.91 to 12.24	47,590	1.90 to 0.45	1.82	(1.31) to (2.73)
	2012	4,333	13.08 to 12.59	55,470	1.90 to 0.45	1.55	0.75 to (0.71)
	2011	5,231	12.99 to 12.68	66,861	1.90 to 0.45	2.24	2.31 to 0.84
	2010	6,422	12.69 to 12.57	81,022	1.90 to 0.45	1.41	1.55 to 0.57
Short Term Government Income Trust Series II	2013	3,449	12.82 to 12.09	42,409	2.05 to 0.45	1.79	(1.51) to (3.07)
	2012	4,262	13.02 to 12.47	53,831	2.05 to 0.45	1.33	0.55 to (1.05)
	2011	5,381	12.95 to 12.60	68,363	2.05 to 0.45	2.31	2.10 to 0.49
	2010	5,947	12.68 to 12.54	74,874	2.05 to 0.45	1.24	1.43 to 0.34

(a) Sub-account which invests in non-affiliated Trust.

95

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Small Cap Growth Trust Series I	2013	31	$20.46 to $19.57	$629	1.55% to 0.80%	0.00%	41.87% to 34.84%
	2012	37	14.31 to 13.80	534	1.55 to 0.80	0.00	15.53 to 14.67
	2011	34	12.39 to 12.03	425	1.55 to 0.80	0.00	(7.56) to (8.25)
	2010	15	13.40 to 13.11	203	1.55 to 0.80	0.00	21.10 to 20.20
	2009	8	11.07 to 10.91	86	1.55 to 0.80	0.00	33.51 to 32.51
Small Cap Growth Trust Series II	2013	1,580	30.31 to 26.38	41,883	2.05 to 0.45	0.00	43.15 to 40.88
	2012	1,509	21.17 to 18.73	28,227	2.05 to 0.45	0.00	15.76 to 13.92
	2011	1,815	18.29 to 16.44	29,743	2.05 to 0.45	0.00	(7.43) to (8.90)
	2010	1,880	19.76 to 18.04	33,604	2.05 to 0.45	0.00	21.16 to 19.24
	2009	2,052	16.31 to 15.13	30,671	2.05 to 0.45	0.00	33.82 to 31.70
Small Cap Index Trust Series I	2013	638	25.89 to 12.50	16,350	1.90 to 0.45	1.45	38.00 to 36.01
	2012	698	19.03 to 12.50	13,101	1.90 to 0.45	1.90	15.58 to 13.90
	2011	867	16.71 to 12.50	14,214	1.90 to 0.45	1.08	(4.93) to (6.30)
	2010	1,068	17.83 to 12.50	18,602	1.90 to 0.45	0.51	25.80 to 23.99
	2009	1,130	14.38 to 12.50	15,815	1.90 to 0.45	0.80	26.08 to 24.26
Small Cap Index Trust Series II	2013	2,056	30.50 to 29.65	54,105	2.05 to 0.45	1.18	37.72 to 35.54
	2012	2,691	22.51 to 21.53	51,994	2.05 to 0.45	1.74	15.30 to 13.46
	2011	3,112	19.84 to 18.67	52,726	2.05 to 0.45	0.91	(5.07) to (6.57)
	2010	3,570	21.23 to 19.67	64,425	2.05 to 0.45	0.28	25.53 to 23.54
	2009	4,053	17.19 to 15.67	58,966	2.05 to 0.45	0.61	25.78 to 23.78
Small Cap Opportunities Trust Series I	2013	1,891	36.60 to 31.36	61,924	1.90 to 0.45	0.56	39.53 to 37.52
	2012	999	26.23 to 22.80	23,627	1.90 to 0.45	0.00	16.32 to 14.63
	2011	1,177	22.55 to 19.89	24,200	1.90 to 0.45	0.09	(3.60) to (4.98)
	2010	1,570	23.39 to 20.93	33,857	1.90 to 0.45	0.00	29.09 to 27.23
	2009	1,686	18.12 to 16.45	28,464	1.90 to 0.45	0.00	33.26 to 31.34
Small Cap Opportunities Trust Series II	2013	1,608	35.98 to 30.33	49,563	2.05 to 0.45	0.45	39.30 to 37.09
	2012	1,161	25.83 to 22.13	25,564	2.05 to 0.45	0.00	16.09 to 14.24
	2011	1,418	22.25 to 19.37	27,349	2.05 to 0.45	0.06	(3.76) to (5.28)
	2010	1,697	23.12 to 20.45	34,524	2.05 to 0.45	0.00	28.76 to 26.72
	2009	1,672	17.95 to 16.14	26,864	2.05 to 0.45	0.00	33.00 to 30.89
Small Cap Value Trust Series I	2013	30	23.75 to 22.73	712	1.55 to 0.80	0.51	31.27 to 25.45
	2012	34	17.96 to 17.31	605	1.55 to 0.80	0.86	14.77 to 13.91
	2011	35	15.65 to 15.20	541	1.55 to 0.80	0.92	0.24 to (0.51)
	2010	27	15.61 to 15.28	416	1.55 to 0.80	0.40	25.10 to 24.16
	2009	19	12.48 to 12.30	241	1.55 to 0.80	0.95	27.63 to 26.67
Small Cap Value Trust Series II	2013	1,703	29.47 to 25.65	44,414	2.05 to 0.45	0.39	32.41 to 30.31
	2012	1,814	22.26 to 19.69	36,243	2.05 to 0.45	0.59	14.98 to 13.15
	2011	2,404	19.36 to 17.40	42,339	2.05 to 0.45	0.58	0.39 to (1.20)
	2010	2,769	19.28 to 17.61	49,174	2.05 to 0.45	0.15	25.36 to 23.38
	2009	2,611	15.38 to 14.27	37,414	2.05 to 0.45	0.40	27.81 to 25.78
Small Company Value Trust Series I	2013	1,745	40.59 to 33.04	62,667	1.90 to 0.45	1.60	31.02 to 29.14
	2012	2,066	30.98 to 25.59	57,164	1.90 to 0.45	0.24	15.77 to 14.10
	2011	2,555	26.76 to 22.42	61,601	1.90 to 0.45	0.53	(1.37) to (2.79)
	2010	3,138	27.13 to 23.07	77,464	1.90 to 0.45	1.34	20.81 to 19.08
	2009	3,877	22.46 to 19.37	80,022	1.90 to 0.45	0.37	27.11 to 25.28
Small Company Value Trust Series II	2013	2,184	33.59 to 31.94	63,341	2.05 to 0.45	1.55	30.82 to 28.74
	2012	2,734	25.68 to 24.81	61,840	2.05 to 0.45	0.12	15.59 to 13.74
	2011	3,365	22.22 to 21.81	66,734	2.05 to 0.45	0.36	(1.64) to (3.20)
	2010	3,908	22.59 to 22.53	79,850	2.05 to 0.45	1.16	20.61 to 18.70
	2009	4,564	18.98 to 18.73	78,532	2.05 to 0.45	0.23	26.90 to 24.89
Smaller Company Growth Trust Series I	2013	0	23.55 to 22.20	0	1.90 to 0.45	0.00	34.49 to 32.69
	2012	1,576	17.51 to 16.73	26,754	1.90 to 0.45	0.00	15.70 to 14.02
	2011	1,905	15.13 to 14.67	28,212	1.90 to 0.45	0.00	(7.52) to (8.85)
	2010	2,378	16.36 to 16.10	38,476	1.90 to 0.45	0.00	24.48 to 22.69
	2009	2,847	13.14 to 13.12	37,391	1.90 to 0.45	0.00	5.16 to 4.96
Smaller Company Growth Trust Series II	2013	0	23.35 to 21.88	0	2.05 to 0.45	0.00	34.24 to 32.26
	2012	897	17.40 to 16.55	15,048	2.05 to 0.45	0.00	15.46 to 13.62
	2011	1,221	15.07 to 14.56	17,933	2.05 to 0.45	0.00	(7.71) to (9.17)
	2010	1,433	16.33 to 16.03	23,083	2.05 to 0.45	0.00	24.29 to 22.32
	2009	1,649	13.14 to 13.11	21,623	2.05 to 0.45	0.00	5.09 to 4.87

96

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Strategic Income Opportunities Trust Series I	2013	2,443	$23.22 to $20.19	$51,409	1.90% to 0.45%	5.33%	3.35% to 1.86%
	2012	2,795	22.47 to 19.82	57,519	1.90 to 0.45	6.55	12.35 to 10.72
	2011	3,257	20.00 to 17.90	60,232	1.90 to 0.45	9.99	1.57 to 0.11
	2010	4,069	19.69 to 17.88	74,818	1.90 to 0.45	7.29	1.76 to 1.53
Strategic Income Opportunities Trust Series II	2013	2,798	23.08 to 19.77	56,410	2.05 to 0.45	5.13	3.14 to 1.50
	2012	3,198	22.37 to 19.48	63,288	2.05 to 0.45	6.38	12.10 to 10.31
	2011	3,621	19.96 to 17.66	64,718	2.05 to 0.45	9.94	1.43 to (0.18)
	2010	4,426	19.68 to 17.69	78,798	2.05 to 0.45	20.62	15.00 to 13.18
	2009	768	17.11 to 15.63	12,305	2.05 to 0.45	6.37	25.87 to 23.87
Total Bond Market Trust B Series II	2013	6,319	12.07 to 11.85	75,350	2.10 to 0.45	2.54	(3.21) to (4.79)
	2012	11,124	12.47 to 12.44	138,532	2.10 to 0.45	4.56	(0.20) to (0.47)
Total Bond Market Trust B Series NAV	2013	11,117	12.07 to 11.96	134,025	1.55 to 0.80	3.46	(3.22) to (3.94)
	2012	10,629	12.47 to 12.46	132,524	1.55 to 0.80	5.79	(0.24) to (0.36)
Total Return Trust Series I	2013	6,065	26.87 to 19.63	134,680	1.90 to 0.45	2.88	(2.47) to (3.87)
	2012	7,524	27.55 to 20.42	173,281	1.90 to 0.45	1.91	8.00 to 6.43
	2011	8,767	25.51 to 19.18	189,221	1.90 to 0.45	4.10	3.45 to 1.96
	2010	11,096	24.66 to 18.81	234,959	1.90 to 0.45	2.38	7.16 to 5.62
	2009	12,463	23.01 to 17.81	250,132	1.90 to 0.45	3.98	13.08 to 11.46
Total Return Trust Series II	2013	9,213	22.03 to 16.77	173,637	2.05 to 0.45	2.62	(2.67) to (4.21)
	2012	12,617	22.63 to 17.50	249,311	2.05 to 0.45	1.78	7.80 to 6.08
	2011	14,095	21.00 to 16.50	261,575	2.05 to 0.45	3.93	3.24 to 1.61
	2010	17,037	20.34 to 16.24	310,049	2.05 to 0.45	2.14	6.92 to 5.23
	2009	17,776	19.02 to 15.43	306,156	2.05 to 0.45	3.94	12.85 to 11.06
Total Stock Market Index Trust Series I	2013	835	20.32 to 20.20	14,853	1.90 to 0.45	1.40	32.80 to 30.89
	2012	875	15.52 to 15.21	11,817	1.90 to 0.45	1.50	14.98 to 13.32
	2011	940	13.70 to 13.23	11,170	1.90 to 0.45	1.19	(0.17) to (1.61)
	2010	1,105	13.92 to 13.25	13,295	1.90 to 0.45	1.30	16.67 to 14.99
	2009	1,289	12.11 to 11.36	13,420	1.90 to 0.45	1.60	28.29 to 26.44
Total Stock Market Index Trust Series II	2013	1,604	26.24 to 25.42	36,728	2.05 to 0.45	1.17	32.49 to 30.39
	2012	1,905	19.81 to 19.50	33,349	2.05 to 0.45	1.29	14.70 to 12.87
	2011	2,152	17.27 to 17.27	33,256	2.05 to 0.45	1.00	(0.29) to (1.87)
	2010	2,547	17.60 to 17.32	39,945	2.05 to 0.45	1.07	16.36 to 14.52
	2009	3,056	15.37 to 14.88	41,686	2.05 to 0.45	1.40	27.95 to 25.92
Ultra Short Term Bond Trust Series I	2013	806	12.25 to 11.95	9,849	1.55 to 0.80	1.69	(0.86) to (1.60)
	2012	588	12.36 to 12.14	7,255	1.55 to 0.80	1.67	(0.27) to (1.02)
	2011	255	12.39 to 12.27	3,160	1.55 to 0.80	2.66	(0.67) to (1.41)
	2010	54	12.47 to 12.44	677	1.55 to 0.80	1.41	(0.20) to (0.47)
Ultra Short Term Bond Trust Series II	2013	15,827	12.34 to 11.63	187,845	2.10 to 0.35	1.19	(0.61) to (2.34)
	2012	9,950	12.42 to 11.91	120,203	2.10 to 0.35	1.01	0.02 to (1.73)
	2011	10,258	12.42 to 12.12	125,370	2.10 to 0.35	1.98	(0.43) to (2.15)
	2010	2,854	12.47 to 12.38	35,418	2.10 to 0.35	1.17	(0.23) to (0.95)
US Equity Trust Series I	2013	7,022	16.35 to 15.96	113,145	1.90 to 0.45	1.60	27.65 to 25.82
	2012	8,094	12.81 to 12.68	103,128	1.90 to 0.45	2.06	2.46 to 1.45
US Equity Trust Series II	2013	490	16.30 to 15.87	7,840	2.05 to 0.45	1.40	27.50 to 25.48
	2012	576	12.79 to 12.65	7,302	2.05 to 0.45	1.77	2.29 to 1.18
Utilities Trust Series I	2013	706	31.31 to 29.94	19,526	1.90 to 0.45	1.93	20.02 to 18.30
	2012	820	26.09 to 25.31	19,070	1.90 to 0.45	3.54	13.14 to 11.50
	2011	987	23.06 to 22.70	20,484	1.90 to 0.45	3.51	6.17 to 4.65
	2010	1,163	21.72 to 21.69	22,951	1.90 to 0.45	2.23	13.41 to 11.78
	2009	1,410	19.40 to 19.15	24,792	1.90 to 0.45	4.66	33.17 to 31.25
Utilities Trust Series II	2013	494	47.33 to 41.38	20,043	2.05 to 0.45	1.71	19.81 to 17.91
	2012	600	39.50 to 35.09	20,613	2.05 to 0.45	3.27	12.85 to 11.05
	2011	819	35.01 to 31.60	25,253	2.05 to 0.45	3.47	6.10 to 4.42
	2010	908	32.99 to 30.27	26,637	2.05 to 0.45	2.11	13.11 to 11.32
	2009	1,087	29.17 to 27.19	28,487	2.05 to 0.45	4.54	32.87 to 30.76

97

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

		At December 31,			For the years and periods ended December 31,
Subaccount	Year	Units (000s)	Unit Fair Value Highest to Lowest	Assets (000s)	Expense Ratio Highest to Lowest*	Investment Income Ratio**	Total Return Highest to Lowest***
Value Opportunities (a)	2013	84	$97.54 to $25.03	$4,387	1.90% to 1.40%	0.37%	40.22% to 39.52%
	2012	99	69.56 to 17.94	3,631	1.90 to 1.40	0.29	11.73 to 11.17
	2011	111	62.26 to 16.14	3,696	1.90 to 1.40	0.22	(3.90) to (4.38)
	2010	143	64.78 to 16.88	4,893	1.90 to 1.40	0.36	26.71 to 26.08
	2009	167	51.13 to 13.39	4,610	1.90 to 1.40	0.49	26.46 to 25.83
Value Trust Series I	2013	3,191	38.80 to 28.33	99,907	1.90 to 0.45	0.78	34.79 to 32.85
	2012	3,841	28.79 to 21.32	88,496	1.90 to 0.45	0.80	16.89 to 15.20
	2011	4,433	24.63 to 18.51	88,764	1.90 to 0.45	1.06	0.53 to (0.92)
	2010	5,104	24.50 to 18.68	104,428	1.90 to 0.45	0.98	21.67 to 19.92
	2009	5,781	20.14 to 15.58	99,043	1.90 to 0.45	1.36	40.55 to 38.52
Value Trust Series II	2013	1,099	36.33 to 34.46	31,853	2.05 to 0.45	0.62	34.50 to 32.36
	2012	1,216	27.44 to 25.62	26,654	2.05 to 0.45	0.62	16.65 to 14.79
	2011	1,384	23.91 to 21.96	26,358	2.05 to 0.45	0.84	0.38 to (1.21)
	2010	1,628	24.20 to 21.88	31,318	2.05 to 0.45	0.77	21.41 to 19.49
	2009	1,798	20.25 to 18.02	28,922	2.05 to 0.45	1.12	40.16 to 37.94

(a)	Sub-account which invests in non-affiliated Trust.

98

John Hancock Life Insurance Company (U.S.A.) Separate Account H

Notes to Financial Statements — (continued)

December 31, 2013

7.	Unit Values — (continued)

*	These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Portfolio are excluded.
**	These ratios, which are not annualized, represent the distributions from net investment income received by the subaccount from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolio in which the subaccounts invest.
***	These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8.	Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

99

PART C OTHER INFORMATION

Guide to Name Changes and Successions:

NAME CHANGES

DATE OF CHANGE	OLD NAME	NEW NAME
October 1, 1997	NASL Variable Account	The Manufacturers Life Insurance Company of North America Separate Account A

October 1, 1997	North American Security Life Insurance Company	The Manufacturers Life Insurance Company of North America

November 1, 1997	NAWL Holding Co., Inc.	Manulife-Wood Logan Holding Co., Inc.

September 24, 1999	Wood Logan Associates, Inc.	Manulife Wood Logan, Inc

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.) Separate Account A	John Hancock Life Insurance Company (U.S.A.) Separate Account A

January 1, 2005	The Manufacturers Life Insurance Company (U.S.A.)	John Hancock Life Insurance Company (U.S.A.)

January 1, 2005	Manulife Financial Securities LLC	John Hancock Distributors LLC

January 1, 2005	Manufacturers Securities Services LLC	John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America (“Manulife North America”) merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America’s assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

* * * * *

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

	(1)	Financial Statements of the Registrant, John Hancock Life Insurance Company (U.S.A.) Separate Account H. [FILED HEREWITH]

	(2)	Financial Statements of the Depositor, John Hancock Life Insurance Company (U.S.A.). [FILED HEREWITH]

(b)	Exhibits

(1)

(i)     Resolution of the Board of Directors of Manufacturers Life Insurance Company (U.S.A.) establishing The Manufacturers Life Insurance Company Separate Account H—Incorporated by reference to Exhibit (1)(i) to pre-effective amendment no. 1 to this registration statement, file number 333-70728, filed January 2, 2002 (the “Pre-Effective Amendment”).

	(2)	Agreements for custody of securities and similar investments -NOT APPLICABLE.

	(3)	(i) Underwriting Agreement dated August 10, 1995—Incorporated by reference to Exhibit (b) (3) (i) to Form N-4, file number 033-76162, filed February 25, 1998.

(ii)    Distribution and Servicing Agreement dated February 17, 2009, incorporated by reference to Exhibit 24(b) (3) (ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(iii)	General Agent and Broker Dealer Selling Agreement, incorporated by reference to Exhibit 24. (b) (3) (iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

(4)	(i)	(A)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v20/21)—Incorporated by reference to Exhibit (b) (4) (i) (A) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

		(B)	Form of Specimen Income Plus for Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(C)	Form of Specimen Income Plus for Life—Joint Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(D)	Form of Specimen Principal Plus for Life Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(E)	Form of Specimen Principal Plus for Life Plus Annual Automatic Step-up Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(F)	Form of Specimen Principal Returns Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Form of Specimen Annual Step Death Benefit Rider, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

	(ii)	(B)	Form of Specimen Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)—Incorporated by reference to Exhibit (b) (4) (i) (B) to post-effective amendment no. 4 to registration statement on Form N-4 (file no. 33-76162) filed April 7, 1997.

(1)    Form of Specimen Death Benefit Endorsement to Flexible Purchase Payment Individual Deferred Variable Annuity Contract, Non-Participating (v7)—Previously filed as Exhibit (b) (4) (ii) (B) (1) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

(2)    Form of Specimen Endorsements to Contract (v7): (i) Individual Retirement Annuity Endorsement; (ii) Retirement Equity Act Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv) Qualified Plan Endorsement Section 401 Plans—Previously filed as Exhibit (b) (4) (ii) (B) (2) to post-effective amendment no. 4 to
Form N-4 (file no. 33-76162) filed February 25, 1998.

		(C)	Form of Specimen Death Benefit Endorsement to Venture 3 Contract, Non-Participating—Previously filed as Exhibit (b) (4) (ii) (C) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

		(D)	Form of Fixed Account Endorsement (v20/21)—Previously filed as Exhibit (b) (4) (ii) (E) to post-effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

		(E)	Form of Roth Individual Retirement Annuity Endorsement—Previously filed as Exhibit (b) (4) (ii) (F) to post-effective amendment no. 6 to Form N-4 (file no. 33-76162) filed March 1, 1999.

	(iii)	Form of Guaranteed Income Rider (v20/21)—Previously filed as Exhibit (b) (4) (iii) to post-effective amendment no. 4 to Form N-4 (file no. 33-76162) filed February 25, 1998.

	(iv)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001NQ.08), incorporated by reference to Exhibit (b) (4) (iv) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(v)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR001Q.08), incorporated by reference to Exhibit (b) (4) (v) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008

	(vi)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002NQ.08), incorporated by reference to Exhibit (b) (4) (vi) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(vii)	Form of Specimen Income Plus for Life (Quarterly Step-up Review) Rider (BR002Q.08), incorporated by reference to Exhibit (b) (4) (vii) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

	(viii)	Form of Specimen Income Plus for Life 5.09 single-life Rider (BR004Q.07), incorporated by reference to Exhibit 24(b) (4) (viii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(ix)	Form of Specimen Income Plus for Life 5.09 single-life Rider (BR004NQ.07) ), incorporated by reference to Exhibit 24(b) (4) (ix) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(x)	Form of Specimen Income Plus for Life joint-life 5.09 Rider (BR005Q.07) ), incorporated by reference to Exhibit 24(b) (4) (x) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(xi)	Form of Specimen Income Plus for Life joint-life 5.09 Rider (BR005NQ.07) ), incorporated by reference to Exhibit 24(b) (4) (xi) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

(5)	(i)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating—Incorporated by reference to Exhibit (b) (5) (i) to post effective amendment 5 to file number 333-24657, filed February 28, 2000.

	(ii)	Form of Specimen Application for Flexible Purchase Payment Individual Deferred Combination Fixed and Variable Annuity Contract (VENTURE.APP.009.98)—Incorporated by reference to Exhibit (b) (5) (i) to post-effective amendment no. 3 to this registration statement, filed March 1, 1999.

	(iii)	Form of Specimen Flexible Payment Deferred Variable Annuity Application for Venture (APPVEN0507), incorporated by reference to Exhibit (b) (5) (iii) to Post-Effective Amendment No. 27 to this Registration Statement, File No. 333-70728, filed June 13, 2008.

(6)	(i)	Restated Articles of Redomestication of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(ii)	Certificate of Amendment to Certificate of Incorporation of the Company, Name Change July 1984—Incorporated by reference to Exhibit (3) (i) (a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

	(iii)	Certificate of Amendment to Certificate of Incorporation of the Company changing its name to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b) (6) (iii) to post-effective amendment no. 20 to this registration statement, filed May 1, 2007.

	(iv)	By-laws of The Manufacturers Life Insurance Company (U.S.A.)—Incorporated by reference to Exhibit A(6) (b) to the registration statement on Form S-6 filed July 20, 2000 (File No. 333-41814).

	(v)	Amendment to By-Laws reflecting the Company’s name change to John Hancock Life Insurance Company (U.S.A.) effective January 1, 2005—Incorporated by reference to Exhibit (b) (6) (v) to Post-Effective Amendment No. 20 to this registration statement, filed May 1, 2007.

	(vi)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) effective June 15, 2010, incorporated by reference to Exhibit 24 (b) (6) (vi) to Post-Effective Amendment No. 35 to this Registration Statement, File No. 333-70728, filed November 8, 2010.

	(vii)	Amended and Restated Articles of Redomestication and Articles of Incorporation of John Hancock Life Insurance Company (U.S.A.) effective July 26, 2010, incorporated by referenced to Exhibit 24 (b) (6) (vii) to Post-Effective Amendment No. 35 to this Registration Statement File No. 333-70728, filed November 8, 2010.

	(viii)	Amended and Restated By-Laws of John Hancock Life Insurance Company (U.S.A.) dated October 23, 2012, incorporated by reference to Exhibit 24(b)(6)(viii) to Post-Effective Amendment No. 6 to Registration Statement File No. 333-162245, filed January 18, 2013.

(7)	(a)	(i)	Guaranteed Death Benefit Reinsurance Agreement for Ven 3 contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Connecticut General Life Insurance Company (“CIGNA”), effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(a)	(ii)	Guaranteed Death Benefit Reinsurance Agreement for Ven 7 contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and CIGNA, effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(a)	(iii)	Guaranteed Death Benefit Reinsurance Agreement for old Ven 20 series contracts between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and CIGNA, effective July 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(a)(iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(a)	(iv)	Variable Annuity Reinsurance Agreement for Ven 20 series contracts between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and CIGNA, effective July 1, 1998, incorporated by reference to Exhibit 24.(b)(7)(a)(iv) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(b)	(i)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Swiss Re Life Company America, effective August 1, 1995, incorporated by reference to Exhibit 24.(b)(7)(b)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(b)	(ii)	Automatic Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and Swiss Re Life Company America, effective July 1, 1998, incorporated by reference to Exhibit 24.(b)(7)(b)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(c)	(i)	Automatic Reinsurance Agreement No. 2001-47 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24.(b)(7)(c)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(c)	(ii)	Automatic Reinsurance Agreement No. 2001-48 between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company of North America) and AXA

Corporate Solutions Life Reinsurance Company, incorporated by reference to Exhibit 24.(b)(7)(c)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.[Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(d)	(i)	Variable Annuity GEM Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 24.(b)(7)(d)(i) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(d)	(ii)	Variable Annuity GMDB Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 7(d)(ii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(d)	(iii)	Variable Annuity GMIB Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly The Manufacturers Life Insurance Company (U.S.A.)) and ACE Tempest Life Reinsurance Ltd., incorporated by reference to Exhibit 24.(b)(7)(d)(iii) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(e)		Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Merrill Lynch Life Insurance Company, effective January 1, 1997, incorporated by reference to Exhibit 24.(b)(7)(e) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(f)		Amended and Restated Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) and Manulife Reinsurance (Bermuda) Limited, effective October 1, 2008, incorporated by reference to Exhibit 24.(b)(7)(f) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(g)		Reinsurance Agreement between John Hancock Life Insurance Company (U.S.A.) (formerly North American Security Life Insurance Company) and Paine Webber Life Insurance Company, effective December 31, 1994, incorporated by reference to Exhibit 24.(b)(7)(g) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

(8)	Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

	(i)	(A)	CSC Customer Agreement dated June 30, 2004, incorporated by reference to Exhibit 24(b)(8)(a)(i) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

		(B)	Addendum No. 2 to the Remote Service Exhibit Number 1 dated July 1, 2006 with CSC, incorporated by reference to Exhibit 24(b)(8)(a)(ii) to Post-Effective Amendment No. 3 to Registration Statement, File No. 333-143073, filed April 1, 2009. [Portions of this exhibit have been omitted pursuant to an Order Granting Confidential Treatment granted by the SEC on March 28, 2014.]

	(ii)	(A)	Merger Agreement with The Manufacturers Life Insurance Company (U.S.A.) and The Manufacturers Life Insurance Company of North America, incorporated by reference to Exhibit 24.(b)(8)(ii)(A) to Post-Effective Amendment 31 to this Registration Statement, File No. 333-70728, filed on April 30, 2009.

	(iii)	(A)	Participation Agreement among John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company and John Hancock Trust dated April 20, 2005. Incorporated by reference to pre-effective amendment no. 1 file number 333-126668 filed with the Commission on October 12, 2005.

		(B)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust portfolios (except American Funds Insurance Series) dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(C)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company, John Hancock Variable Life Insurance, and John Hancock Trust on behalf of series of the Trust that are feeder funds of the American Funds Insurance Series dated April 16, 2007. Incorporated by reference to post-effective amendment number 9 file number 333-85284 filed with the Commission in April, 2007.

		(D)	Shareholder Information Agreement dated October 16, 2007 between John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, and DWS Scudder Distributors, Inc. on behalf of series of the DWS Investments VIT Funds, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(E)	Participation Agreement dated April 30, 2004 among The Manufacturers Insurance Company (U.S.A.), The Manufacturers Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Advisors Distributors LLC, incorporated by reference to Exhibit (26)(H)(1) to Pre-Effective Amendment No. 2 to Registration Statement, File No. 333-152406, filed November 21, 2008.

		(F)	Shareholder Information Agreement between John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York and Allianz Global Investors Distributors LLC on behalf of PIMCO Funds and Fixed Income Shares dated April 16, 2007, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

		(G)	Shareholder Information Agreement dated April 16, 2007 by and between BlackRock Distributors, Inc, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, incorporated by reference to Post-Effective Amendment No. 24 to this Registration Statement, File No. 333-70728, filed on April 28, 2008.

(9)	Opinion of Counsel and consent to its use as to the legality of the securities being registered—Incorporated by reference to Exhibit 24(b)(9) to the Pre-Effective Amendment.

(10)	Written consent of Ernst & Young LLP, independent registered public accounting firm. [FILED HEREWITH]

(11)	All financial statements omitted from Item 23, Financial Statements—NOT APPLICABLE.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners—NOT APPLICABLE.

(13)	Schedules of computation—Incorporated by reference to Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.

(14)	Financial Data Schedule—NOT APPLICABLE.

(15)	(i)	Powers of Attorney for Thomas Borshoff, James R. Boyle, Ruth Ann Fleming, James D. Gallagher, Scott S. Hartz, Rex Schlaybaugh, Jr., and John G. Vrysen—incorporated by reference to Exhibit 24(b)(15) to Post-Effective Amendment 33 to this Registration Statement, File No. 333-70728, filed on May 3, 2010.

	(ii)	Power of Attorney for Steven Finch, incorporated by reference to Exhibit 24(b)(15)(ii) to Post-Effective Amendment No. 34 to this Registration Statement, File No. 333-70728, filed August 2, 2010.

	(iii)	Power of Attorney for Paul M. Connolly, incorporated by reference to Exhibit 24(b)(15)(iii) to Post-Effective Amendment No. 36 to this Registration Statement, File No. 333-70728, filed on May 2, 2011.

	(iv)	Power of Attorney for Marianne Harrison, incorporated by reference to Exhibit 24(b)(15)(iv) to Post-Effective Amendment No. 38 to this Registration Statement, File No. 333-70728, filed on April 30, 2012.

	(v)	Power of Attorney for Craig Bromley, incorporated by reference to Exhibit 24(b)(15)(v) to Post-Effective Amendment No. 40 to this Registration Statement, File No. 333-70728, filed on April 26, 2013.

	(vi)	Power of Attorney for Michael Doughty. [FILED HEREWITH]

Item 25. Directors and Officers of the Depositor.

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF APRIL7, 2014

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Craig Bromley*	Chairman and President
Thomas Borshoff*	Director
Paul M. Connolly*	Director
Michael Doughty***	Director and Executive Vice President
Steven Finch*	Executive Vice President and Chief Financial Officer
Ruth Ann Fleming*	Director
James D. Gallagher*	Director, Executive Vice President, General Counsel and Chief Administrative Officer
Scott S. Hartz***	Director, Executive Vice President, and Chief Investment Officer – U.S. Investments
Rex Schlaybaugh, Jr.*	Director
John G. Vrysen*	Director
Andrew G. Arnott*	Senior Vice President
Kevin J. Cloherty*	Senior Vice President
Barry Evans#	Senior Vice President
Peter Gordon*	Senior Vice President
Brian Heapps***	Senior Vice President
Gregory Mack*	Senior Vice President
Janis K. McDonough***	Senior Vice President
H. Steven Moore**	Senior Vice President and Treasurer
James O’Brien†	Senior Vice President
Sebastian Pariath*	Senior Vice President, Head of Operations and Chief Information Officer
Timothy Ramza*	Senior Vice President
Alan R. Seghezzi***	Senior Vice President
Anthony Teta***	Senior Vice President
Brooks Tingle***	Senior Vice President
Emanuel Alves*	Vice President, Counsel, and Corporate Secretary
John C. S. Anderson***	Vice President
Roy V. Anderson*	Vice President
Abigail M. Armstrong***	Vice President
Kevin Askew††	Vice President
James Bacharach*	Vice President
William Ball	Vice President
Ann Birle†	Vice President
Stephen J. Blewitt***	Vice President
Alan Block*	Vice President
Robert Boyda*	Vice President
Grant Buchanan**	Vice President
David Campbell**	Vice President and Chief Risk Officer
Bob Carroll*	Vice President
Rick A. Carlson*	Vice President
Brian Collins†	Vice President
Paul M. Crowley	Vice President
John J. Danello*	Vice President
Brent Dennis***	Vice President
Robert Donahue††	Vice President
Paul Gallagher†††	Vice President
Ann Gencarella***	Vice President
Richard Harris**	Vice President and Appointed Actuary
John Hatch*	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF APRIL7, 2014

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Kevin Hill***	Vice President
Eugene Xavier Hodge, Jr.***	Vice President
James C. Hoodlet***	Vice President
Roy Kapoor**	Vice President
Mitchell Karman*	Vice President, Chief Compliance Officer, and Counsel
Frank Knox*	Vice President, Chief Compliance Officer – Retail Funds/Separate Accounts
Hung Ko**	Vice President, Treasury
David Kroach*	Vice President
Robert Leach*	Vice President
Scott Lively*	Vice President
Cheryl Mallett**	Vice President
Nathaniel I. Margolis***	Vice President
John Maynard†	Vice President
Karen McCafferty*	Vice President
Scott A. McFetridge***	Vice President
William McPadden***	Vice President
Maureen Milet***	Vice President and Chief Compliance Officer - Investments
Scott Morin*	Vice President
Jeffrey H. Nataupsky*	Vice President
Scott Navin***	Vice President
Betty Ng**	Vice President
Nina Nicolosi*	Vice President
Jeffrey Packard***	Vice President
Frank O’Neill*	Vice President
Daragh O’Sullivan***	Vice President
Jacques Ouimet†	Vice President
Gary M. Pelletier***	Vice President
David Plumb†	Vice President
Tracey Polsgrove*	Vice President
Krishna Ramdial**	Vice President, Treasury
S. Mark Ray***	Vice President
Jill Rebman**	Vice President
George Revoir*	Vice President
Mark Rizza*	Vice President
Andrew Ross**	Vice President
Lisa Ann Ryan†	Vice President
Thomas Samoluk*	Vice President
Martin Sheerin*	Vice President
Gordon Shone*	Vice President
Rob Stanley*	Vice President
Yiji S. Starr*	Vice President
Christopher Sutherland†	Vice President
Tony Todisco††	Vice President
Simonetta Vendittelli*	Vice President and Controller
Peter de Vries**	Vice President
Linda A. Watters*	Vice President
Jeffery Whitehead*	Vice President
Brent Wilkinson†	Vice President
Henry Wong***	Vice President

OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

EFFECTIVE AS OF APRIL7, 2014

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION WITH DEPOSITOR
Leo Zerilli*	Vice President

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon Street, Boston, MA 02117
****	Principal business office is 164 Corporate Drive Portsmouth, NH 03801
†	Principal business office is 200 Berkeley Street, Boston, MA 02116
††	Principal business office is 380 Stuart Street, Boston, MA 02116
†††	Principal business office is 200 Clarendon Street, Boston, MA 02116
††††	Principal business office is 25 Water Street South, Kitchener, ON Canada N2G 4Y5
#	Principal business office is 101 Huntington Avenue, Boston, MA 02199

Item 26.	Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the “Company”), operated as a unit investment trust. Registrant supports benefits payable under the Company’s variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the “Trust”), which is a “series” type of mutual fund registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation (“MFC”). A list of other persons controlled by MFC as of December 31, 2013 appears below:

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES - December 31, 2013

For External Use

Manulife Financial Corporation (Canada)
The Manufacturers Life Insurance Company (Canada)
John Hancock Reassurance Company Ltd. (Bermuda)
Manulife Holdings (Alberta) Limited (Alberta)
John Hancock Financial Corporation (Delaware)
The Manufacturers Investment Corporation (Michigan)
John Hancock Life Insurance Company (U.S.A.) (Michigan)
John Hancock Life & Health Insurance Company (Massachusetts)
John Hancock Distributors LLC (Delaware)
John Hancock Life Insurance Company of New York (New York)
John Hancock Investment Management Services, LLC F2 (Delaware)
4.76%
John Hancock Subsidiaries LLC (Delaware)
John Hancock Financial Network, Inc. (Massachusetts)
Hancock Natural Resource Group, Inc. (Delaware)
The Berkeley Financial Group, LLC (Delaware)
John Hancock Advisers, LLC (Delaware)
John Hancock Funds, LLC (Delaware)
Manulife Reinsurance Limited (Bermuda)
Manulife Reinsurance (Bermuda) Limited (Bermuda)
John Hancock Insurance Agency, Inc. (Delaware)
Manulife Bank of Canada (Canada)
First North American Insurance Company (Canada)
FNA Financial Inc. (Canada)
Manulife Asset Management Limited (Ontario)
EIS Services (Bermuda) Limited (Bermuda)
Regional Power Inc. (Canada)
NAL Resources Management Limited (Canada)
Manulife Resources Limited (Canada)
Manulife Asset Management (North America) Limited (Canada)
Manulife Asset Management (Europe) Limited (England)
Berkshire Insurance Services Inc. (Ontario)
JH Investments (Delaware) LLC (Delaware)
Manulife Securities Investment Services Inc. (Canada)
Manulife Securities Incorporated (Ontario)
95%
PT Asuransi Jiwa Manulife Indonesia F1 (Indonesia)
PT Manulife Asset Manajemen Indonesia (Indonesia)
Manulife Insurance (Thailand) Public Company Limited (Thailand)
97.4%
Manulife Asset Management (Thailand) Company Limited (Thailand)
The Manufacturers Life Insurance Co. (Phils.), Inc. (Philippines)
Manulife Holdings (Bermuda) Limited (Bermuda)
Manulife Financial Asia Limited (Hong Kong)
Manufacturers P&C Limited (Barbados)
Manulife International Holdings Limited (Bermuda)
Manulife Life Insurance Company (Japan)
Manufacturers Life Reinsurance Limited (Barbados)
Manulife Asset Management (Japan) Limited (Japan)
Manulife Investments Japan Limited
Manulife (Singapore) Pte. Ltd. (Singapore)
Manulife Asset Management (Singapore) Pte. Ltd. (Singapore)
Manulife (International) Limited (Bermuda)
51%
Manulife-Sinochem Life Insurance Co. Ltd. (China)
Manulife Holdings Berhad* (Malaysia)
Manulife Insurance Berhad (Malaysia)
Manulife Asset Management Services Berhad (Malaysia)
Manulife Asset Management International Holdings Limited (Barbados)
Manulife Asset Management (Hong Kong) Limited (Hong Kong)
Manulife Asset Management (Taiwan) Co., Ltd. (Taiwan)
Manulife (Vietnam) Limited (Vietnam)
Manulife Asset Management (Vietnam) Company Ltd. (Vietnam)
Manulife (Cambodia) PLC (Cambodia)
Indirect Control
Direct Control

F1 The remaining 5% equity of PT Asuransi Jiwa Manulife Indonesia is indirectly held by The Manufacturers Life Insurance Company

F2 The remaining 4.76% equity of John Hancock Investment Management Services, LLC is indirectly held by John Hancock Subsidiaries LLC

This chart displays voting shares. All entities are 100% controlled unless otherwise indicated.

Item 27.	Number of Contract Owners.

As of March 31, 2014, there were 114,897 qualified contracts and 81,815 non-qualified contracts of the series offered hereby outstanding.

Item 28.	Indemnification.

Article XIV of the Restated Articles of Redomestication of the Company provides as follows:

No director of this Corporation shall be personally liable to the Corporation or its shareholders or policyholders for monetary damages for breach of the director’s fiduciary duty, provided that the foregoing shall not eliminate or limit the liability of a director for any of the following:

i)	a breach of the director’s duty or loyalty to the Corporation or its shareholders or policyholders;

ii)	acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law;

iii)	a violation of Sections 5036, 5276 or 5280 of the Michigan Insurance Code, being MCLA 500.5036, 500.5276 and 500.5280;

iv)	a transaction from which the director derived an improper personal benefit; or

v)	an act or omission occurring on or before the date of filing of these Articles of Incorporation.

If the Michigan Insurance Code is hereafter amended to authorize the further elimination or limitation of the liability of directors. then the liability of a director of the Corporation, in addition to the limitation on personal liability contained herein, shall be eliminated or limited to the fullest extent permitted by the Michigan Insurance Code as so amended. No amendment or repeal of this Article XIV shall apply to or have any effect on the liability or alleged liability of any director of the Corporation for or with respect to any acts or omissions of such director occurring prior to the effective date of any such amendment or repeal.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters.

(a)	Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC (“JHD LLC”), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY	CAPACITY IN WHICH ACTING
John Hancock Life Insurance Company (U.S.A.) Separate Account H	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A	Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account Q	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account W	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account X	Principal Underwriter
John Hancock Variable Life Account UV	Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account R	Principal Underwriter

John Hancock Life Insurance Company (U.S.A.) Separate Account T	Principal Underwriter
John Hancock Variable Life Account S	Principal Underwriter
John Hancock Variable Life Account U	Principal Underwriter
John Hancock Variable Life Account V	Principal Underwriter

(b)	John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC). The management of JHD LLC is vested in its board of managers (consisting of Michael Doughty***, Steven Finch***, James C. Hoodlet***, George Revoir*, Alan Seghezzi***, and Christopher Walker**) who have authority to act on behalf of JHD LLC.

*	Principal business office is 601 Congress Street, Boston, MA 02210
**	Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5
***	Principal business office is 197 Clarendon St, Boston, MA 02116

(c)	None.

Item 30.	Location of Accounts and Records.

All books and records are maintained at 601 Congress Street, Boston, MA 02210.

Item 31.	Management Services.

None.

Item 32.	Undertakings.

(a)	Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company (U.S.A.) (“Company”) hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

(b)	Representation of Registrant Pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended Registrant is relying on a no-action letter issued in connection with funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, on November 28, 1988, SEC Reference No. IP-6-88, and is complying with the provisions of paragraphs 1-4 of such no action letter.

(c)	Undertakings Pursuant to Item 32 of Form N-4

(1)	The Depositor and Registrant will file a post-effective amendment to this registration statement as frequently as is necessary to insure that the audited financial statements in the registration statement are never longer than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)	The Depositor and Registrant will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(3)	The Depositor and Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this amended Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this 28th day of April, 2014.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H (Registrant)

By:	JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
(Depositor)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

By:	/s/ Craig Bromley
Craig Bromley
Chairman and President

SIGNATURES

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in their capacities with the Depositor on this 28th day of April, 2014.

Signature	Title

/s/ Craig Bromley Craig Bromley	Chairman and President (Principal Executive Officer)

/s/ Steven Finch Steven Finch	Executive Vice President and Chief Financial Officer (Principal Financial Officer)

/s/ Simonetta Vendittelli Simonetta Vendittelli	Vice President and Controller (Principal Accounting Officer)

* Thomas Borshoff	Director

* Paul M. Connolly	Director

* Michael Doughty	Director

* Ruth Ann Fleming	Director

* James D. Gallagher	Director

* Scott S. Hartz	Director

* Rex Schlaybaugh, Jr.	Director

* John G. Vrysen	Director

*/s/ Thomas J. Loftus Thomas J. Loftus Pursuant to Power of Attorney	Senior Counsel - Annuities

EXHIBIT INDEX

ITEM NO.	DESCRIPTION

24(b) (10)	Consent of independent registered public accounting firm

24(b) (15) (vi)	Power of Attorney for Michael Doughty